UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Consumer Discretionary — 12.5%
Amazon.com, Cl A *	29,486	$22,111
Autozone *	6,056	4,783
Bed Bath & Beyond	47,030	1,911
Best Buy	109,720	4,682
Dick’s Sporting Goods	126,233	6,703
Dillard’s, Cl A	41,985	2,632
Discovery Communications, Cl C *(A)	82,943	2,221
Dollar General (A)	231,997	17,184
Domino’s Pizza (A)	20,961	3,338
DR Horton	72,968	1,994
Ford Motor (A)	504,488	6,119
General Motors	457,659	15,945
Genuine Parts	35,896	3,430
Goodyear Tire & Rubber	264,003	8,150
Home Depot	57,542	7,715
Interpublic Group	149,213	3,493
Kohl’s	142,665	7,045
L Brands (A)	211,497	13,925
Lear	94,223	12,472
Liberty Global, Cl A *	70,458	2,155
Liberty Global, Cl C *	121,653	3,613
Liberty Interactive QVC Group, Cl A *	467,409	9,339
Lowe’s	167,976	11,947
Macy’s	222,228	7,958
Michael Kors Holdings *	72,966	3,136
NetFlix *	70,410	8,717
Nike, Cl B	327,526	16,648
Norwegian Cruise Line Holdings *	194,446	8,270
Omnicom Group	62,764	5,342
Priceline Group *	6,490	9,515
PulteGroup	277,162	5,094
Ross Stores	67,567	4,432
Tiffany	25,457	1,971
TJX	162,975	12,244
Toll Brothers *	75,375	2,337
Tractor Supply	37,704	2,858
TripAdvisor *	116,202	5,388
Tupperware Brands (A)	41,393	2,178
Whirlpool	50,414	9,164
Wyndham Worldwide	19,404	1,482

		279,641

Consumer Staples — 6.1%
Anheuser-Busch InBev ADR	38,056	4,013
Archer-Daniels-Midland	146,067	6,668
Bunge (A)	100,130	7,233
Colgate-Palmolive	43,407	2,840
Constellation Brands, Cl A	61,131	9,372
Costco Wholesale	20,284	3,248
CVS Health	203,278	16,041
Dr Pepper Snapple Group	77,063	6,987

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingredion	61,033	$7,627
JM Smucker	84,838	10,864
Kroger	347,456	11,991
PepsiCo	30,203	3,160
Philip Morris International	72,688	6,650
Procter & Gamble	74,622	6,274
Reynolds American	61,684	3,457
SYSCO, Cl A	62,003	3,433
Tyson Foods, Cl A	100,449	6,196
Walgreens Boots Alliance	71,144	5,888
Wal-Mart Stores	218,181	15,081

		137,023

Energy — 5.4%
Anadarko Petroleum, Cl A	66,201	4,616
Apache	53,684	3,407
BP ADR	372,689	13,931
Canadian Natural Resources	132,778	4,233
Chevron	38,574	4,540
Concho Resources *	21,883	2,902
Devon Energy	51,404	2,348
EOG Resources	50,750	5,131
Exxon Mobil	93,692	8,457
Helmerich & Payne (A)	28,915	2,238
Kinder Morgan	381,803	7,907
Marathon Petroleum	197,959	9,967
Occidental Petroleum	57,720	4,111
Oceaneering International, Cl A	120,183	3,390
PBF Energy, Cl A	220,795	6,156
Phillips 66	45,108	3,898
Pioneer Natural Resources	15,787	2,843
Royal Dutch Shell ADR, Cl A (A)	161,764	8,797
Southwestern Energy *(A)	590,007	6,384
Tesoro	29,203	2,554
Valero Energy (A)	200,636	13,707

		121,517

Financials — 16.9%
Aflac (A)	257,853	17,947
Allstate	149,585	11,087
American Financial Group	48,825	4,302
American National Insurance	2,942	367
Ameriprise Financial (A)	48,122	5,339
Bank of America	1,215,695	26,867
Berkshire Hathaway, Cl B *	115,293	18,790
Blackstone Group L.P. (B)	84,851	2,294
Capital One Financial	33,400	2,914
Charles Schwab	55,562	2,193
Citigroup	435,633	25,890
Cullen/Frost Bankers (A)	36,045	3,180
Discover Financial Services	174,925	12,610
Everest Re Group	37,677	8,153

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Factset Research Systems	19,013	$3,107
Fifth Third Bancorp	348,725	9,405
Intercontinental Exchange	249,192	14,059
JPMorgan Chase (A)	442,448	38,179
KeyCorp (A)	792,030	14,470
KKR L.P. (B)	276,612	4,257
Lincoln National	96,459	6,392
MetLife (A)	358,805	19,336
Moody’s	84,401	7,957
Morgan Stanley	299,934	12,672
MSCI, Cl A	83,772	6,600
Popular	66,179	2,900
Prudential Financial (A)	28,512	2,967
Regions Financial	826,872	11,874
Starwood Property Trust ‡	245,465	5,388
State Street	87,918	6,833
SunTrust Banks	173,071	9,493
Synchrony Financial	275,795	10,003
Travelers	129,092	15,803
Two Harbors Investment ‡	560,609	4,889
Unum Group (A)	52,631	2,312
US Bancorp	40,929	2,103
Validus Holdings	46,972	2,584
Voya Financial	390,517	15,316
Wells Fargo	143,459	7,906

		378,738

Health Care — 13.5%
Abbott Laboratories (A)	49,093	1,886
AbbVie	55,173	3,455
Aetna, Cl A	54,185	6,719
Akorn *	97,793	2,135
Alexion Pharmaceuticals *	52,375	6,408
Allergan	34,936	7,337
AmerisourceBergen	30,862	2,413
Amgen, Cl A	24,620	3,600
Anthem (A)	56,063	8,060
Baxter International	145,562	6,454
Becton Dickinson	180,737	29,921
Biogen *	114,295	32,412
Cardinal Health	43,556	3,135
Celgene, Cl A *	89,640	10,376
Cigna	18,000	2,401
DENTSPLY SIRONA	162,479	9,380
Gilead Sciences	224,162	16,052
HCA Holdings *	105,452	7,805
Johnson & Johnson	299,360	34,489
Merck	46,300	2,726
Mettler Toledo International *	16,164	6,766
Mylan *	70,227	2,679
Pfizer	417,434	13,558
Quest Diagnostics	35,560	3,268

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quintiles Transnational *	220,231	$16,749
Regeneron Pharmaceuticals *	5,656	2,076
UnitedHealth Group	307,189	49,162
Varian Medical Systems *	23,315	2,093
Zimmer Biomet Holdings	36,188	3,735
Zoetis, Cl A	80,124	4,289

		301,539

Industrials — 8.4%
3M	92,269	16,477
Acuity Brands	35,849	8,276
AECOM *(A)	55,558	2,020
AerCap Holdings *	91,661	3,814
AGCO (A)	46,758	2,705
Alaska Air Group	57,288	5,083
BE Aerospace	42,336	2,548
Boeing	26,350	4,102
Carlisle	37,822	4,171
Cummins	26,780	3,660
Delta Air Lines, Cl A	547,453	26,929
Eaton	126,648	8,497
Equifax	41,253	4,877
Fluor	143,172	7,519
Graco	37,735	3,135
Huntington Ingalls Industries, Cl A	47,103	8,676
Illinois Tool Works	17,052	2,088
L-3 Communications Holdings	13,682	2,081
ManpowerGroup	25,000	2,222
Masco	82,683	2,615
Middleby *	41,106	5,295
Nielsen Holdings (A)	221,895	9,309
Norfolk Southern	40,873	4,417
Oshkosh Truck	36,834	2,380
Owens Corning	72,128	3,719
Republic Services	50,704	2,893
Roper Technologies	58,124	10,641
Spirit AeroSystems Holdings, Cl A	49,465	2,886
Stanley Black & Decker	26,548	3,045
TransDigm Group *	19,793	4,928
United Continental Holdings *	119,549	8,713
United Technologies	19,376	2,124
WW Grainger	22,570	5,242

		187,087

Information Technology — 21.0%
Activision Blizzard (A)	105,893	3,824
Alphabet, Cl A *	51,760	41,017
Alphabet, Cl C *	11,792	9,101
Amdocs	132,826	7,737
Apple	106,115	12,290
Applied Materials	488,979	15,779
Arrow Electronics, Cl A *	71,068	5,067

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ASML Holding, Cl G	38,165	$4,282
Automatic Data Processing	41,746	4,291
Broadcom	20,439	3,613
CA	110,725	3,518
Cisco Systems	539,163	16,294
Citrix Systems *	30,587	2,732
Corning, Cl B	298,501	7,245
eBay *	474,969	14,102
Electronic Arts *(A)	98,636	7,769
Facebook, Cl A *	200,361	23,052
Fiserv, Cl A *	21,313	2,265
FleetCor Technologies *	38,375	5,431
Global Payments	62,970	4,371
Harris	24,980	2,560
Hewlett Packard Enterprise	672,013	15,550
HP	746,230	11,074
Intel	514,638	18,666
International Business Machines (A)	78,683	13,061
Intuit	135,353	15,513
IPG Photonics *	20,889	2,062
Juniper Networks	95,031	2,686
Keysight Technologies *	207,276	7,580
MasterCard, Cl A	174,423	18,009
Microchip Technology (A)	63,694	4,086
Micron Technology *(A)	187,757	4,116
Microsoft	738,386	45,883
Motorola Solutions	32,457	2,690
Oracle, Cl B	51,792	1,991
PayPal Holdings *	296,250	11,693
Qualcomm	429,695	28,016
Skyworks Solutions (A)	134,000	10,004
Symantec, Cl A	364,044	8,697
Tencent Holdings ADR	75,270	1,823
Texas Instruments (A)	66,904	4,882
Vantiv, Cl A *	73,906	4,406
Visa, Cl A	384,805	30,022
Vishay Intertechnology (A)	265,727	4,305
Xerox	853,886	7,454

		470,609

Materials — 4.4%
Cabot	70,772	3,577
Cemex ADR *	912,147	7,325
Crown Holdings *	39,986	2,102
Eastman Chemical	179,965	13,535
Ecolab (A)	105,888	12,412
Huntsman	156,181	2,980
International Paper (A)	417,383	22,146
Louisiana-Pacific *	105,285	1,993
LyondellBasell Industries, Cl A	148,123	12,706
Packaging Corp of America	12,827	1,088
Reliance Steel & Aluminum	57,795	4,597

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sherwin-Williams, Cl A (A)	50,688	$13,622

		98,083

Real Estate — 1.8%
Brandywine Realty Trust ‡	176,483	2,914
CBRE Group, Cl A *(A)	108,600	3,420
Crown Castle International ‡	192,987	16,745
Equinix ‡(A)	39,190	14,007
Hospitality Properties Trust ‡	72,862	2,312

		39,398

Telecommunication Services — 1.3%
SBA Communications, Cl A *	75,222	7,768
Verizon Communications	414,110	22,105

		29,873

Utilities — 2.6%
Entergy	190,548	14,000
Exelon	582,544	20,674
FirstEnergy	252,766	7,828
Public Service Enterprise Group	339,622	14,903

		57,405
Total Common Stock (Cost $1,686,977) ($ Thousands)		2,100,913

AFFILIATED PARTNERSHIP — 6.0%
SEI Liquidity Fund, L.P.
0.660% **†(C)	135,089,632	135,095

Total Affiliated Partnership (Cost $135,090) ($ Thousands)		135,095

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	141,181,326	141,181

Total Cash Equivalent (Cost $141,181) ($ Thousands)		141,181

Total Investments — 106.2% (Cost $1,963,248) ($ Thousands) @		$2,377,189

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Large Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	178	Mar-2017	$(145)
S&P Mid Cap 400 Index E-MINI	13	Mar-2017	(24)

			$(169)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $2,238,814 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $37,251 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2016, such securities amounted to $108,235 ($ Thousands), or 0.03% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $135,095 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standards & Poor’s

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $1,963,248 ($ Thousands), and the unrealized appreciation and depreciation were $433,451 ($ Thousands) and $(19,510) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$2,100,913	$–	$–	$2,100,913
Affiliated Partnership	–	135,095	–	135,095
Cash Equivalent	141,181	–	–	141,181

Total Investments in Securities	$2,242,094	$135,095	$–	$2,377,189

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *

Unrealized Depreciation	$(169)	$—	$—	$(169)

Total Other Financial Instruments	$(169)	$—	$—	$(169)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 261,551	$85,917	$ (212,377)	$ (1)	$5	$ 135,095	$78
SEI Daily Income Trust, Prime Obligation Fund, Class A	149,115	101,422	(109,355)	—	—	141,182	104

Totals	$ 410,666	$ 187,339	$ (321,732)	$ (1)	$ 5	$ 276,277	$ 182

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 10.3%
Bed Bath & Beyond	31,118	$1,265
Best Buy	115,726	4,938
Brinker International (A)	71,546	3,544
Dick’s Sporting Goods	94,123	4,998
Dillard’s, Cl A (A)	63,914	4,007
Dollar General	119,729	8,868
Ford Motor	429,297	5,207
General Motors	511,937	17,836
Goodyear Tire & Rubber	366,589	11,317
Kohl’s (A)	189,710	9,368
Lear	46,929	6,212
Lowe’s	85,247	6,063
Macy’s	249,240	8,925
Michael Kors Holdings *	33,899	1,457
Norwegian Cruise Line Holdings *	251,028	10,676
Omnicom Group	161,348	13,732
PulteGroup	422,149	7,759
Signet Jewelers (A)	33,793	3,185
Staples	140,647	1,273
Target, Cl A	24,012	1,734
Tupperware Brands	28,790	1,515
Viacom, Cl B	39,882	1,400
Whirlpool	37,623	6,839
Wyndham Worldwide	45,103	3,444

		145,562

Consumer Staples — 7.4%
Archer-Daniels-Midland	70,834	3,234
Bunge	81,198	5,866
CVS Health	262,788	20,737
Ingredion	55,937	6,990
JM Smucker	99,262	12,711
Kimberly-Clark	26,814	3,060
Kroger	307,945	10,627
Philip Morris International	136,580	12,496
Pilgrim’s Pride *(A)	125,142	2,376
Procter & Gamble	60,927	5,123
Reynolds American	123,813	6,938
Tyson Foods, Cl A	112,721	6,953
Wal-Mart Stores	110,785	7,657

		104,768

Energy — 10.1%
Anadarko Petroleum, Cl A	64,258	4,481
Apache	54,557	3,463
BP ADR	407,786	15,243
Canadian Natural Resources	133,114	4,244
Chevron	127,820	15,044
Devon Energy	107,315	4,901
Exxon Mobil	166,057	14,988
Helmerich & Payne (A)	65,539	5,073

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kinder Morgan	349,638	$7,241
Marathon Petroleum	194,319	9,784
Occidental Petroleum	175,627	12,510
Oceaneering International, Cl A	108,168	3,051
PBF Energy, Cl A (A)	189,086	5,272
Phillips 66	135,107	11,675
Royal Dutch Shell ADR, Cl A	142,157	7,730
Southwestern Energy *	415,547	4,496
Tesoro	26,013	2,275
Valero Energy	170,168	11,626

		143,097

Financials — 24.1%
Aflac	210,468	14,649
Allstate	164,860	12,219
American Financial Group	16,671	1,469
Ameriprise Financial	29,033	3,221
Assurant	19,613	1,821
Bank of America	1,581,190	34,944
Berkshire Hathaway, Cl B *	47,645	7,765
Blackstone Group L.P. (A)(B)	119,495	3,230
Capital One Financial	87,452	7,629
CIT Group	58,606	2,501
Citigroup	378,272	22,481
Cullen/Frost Bankers (A)	82,830	7,308
Discover Financial Services	148,304	10,691
Everest Re Group	42,213	9,135
Fifth Third Bancorp	141,253	3,810
JPMorgan Chase	448,856	38,732
KeyCorp	794,600	14,517
KKR L.P. (B)	417,034	6,418
Lincoln National	28,386	1,881
Marsh & McLennan	109,269	7,385
MetLife	394,835	21,278
Morgan Stanley	185,201	7,825
PNC Financial Services Group	79,660	9,317
Popular	108,137	4,739
Prudential Financial	42,930	4,467
Radian Group	76,815	1,381
Regions Financial	444,932	6,389
Reinsurance Group of America, Cl A	54,972	6,917
Starwood Property Trust ‡	48,514	1,065
State Street	172,944	13,441
SunTrust Banks	226,958	12,449
Synchrony Financial	284,307	10,312
Travelers	71,162	8,712
Two Harbors Investment ‡	379,710	3,311
Unum Group	52,306	2,298
Voya Financial	385,610	15,124

		340,831

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 12.1%
Abbott Laboratories	143,738	$5,521
AbbVie	96,132	6,020
Aetna, Cl A	94,317	11,696
Akorn *	133,596	2,916
AmerisourceBergen	41,278	3,227
Amgen, Cl A	90,865	13,285
Anthem	80,907	11,632
Baxter International	31,319	1,389
Becton Dickinson	44,314	7,336
Biogen *	20,674	5,863
Cigna	10,243	1,366
Express Scripts Holding *	35,966	2,474
Gilead Sciences	184,047	13,180
HCA Holdings *	75,083	5,558
Horizon Pharma *	7,891	128
Johnson & Johnson	222,061	25,584
Laboratory Corp of America Holdings *	11,245	1,444
Mallinckrodt *	25,980	1,294
Merck	198,524	11,687
Mylan *	105,900	4,040
Pfizer	472,266	15,339
Quest Diagnostics	69,436	6,381
United Therapeutics *	4,753	682
UnitedHealth Group	46,070	7,373
Zimmer Biomet Holdings	48,947	5,051

		170,466

Industrials — 9.2%
3M	40,100	7,161
AECOM *	60,284	2,192
AerCap Holdings *	110,756	4,609
AGCO	20,018	1,158
Alaska Air Group	35,139	3,118
American Airlines Group	141,537	6,608
BE Aerospace	43,962	2,646
Boeing	10,922	1,700
Carlisle	22,997	2,536
Caterpillar, Cl A	23,830	2,210
Chicago Bridge & Iron (A)	47,560	1,510
Delta Air Lines, Cl A	344,962	16,969
Eaton	129,018	8,656
FedEx	30,115	5,607
Fluor	134,963	7,088
General Electric	77,027	2,434
Illinois Tool Works	87,772	10,749
ManpowerGroup	51,233	4,553
Masco	43,218	1,367
Oshkosh Truck	38,255	2,472
Owens Corning	54,642	2,817
Raytheon	21,683	3,079
Regal-Beloit	3,980	276

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RR Donnelley & Sons	26,621	$434
Terex	49,916	1,574
Trinity Industries	92,465	2,567
United Continental Holdings *	134,570	9,807
USG *	51,700	1,493
Waste Management	24,185	1,715
WW Grainger (A)	45,832	10,645

		129,750

Information Technology — 12.0%
Apple	61,389	7,110
Applied Materials	197,001	6,357
Arrow Electronics, Cl A *	31,969	2,279
Automatic Data Processing	118,314	12,160
Brocade Communications Systems	136,395	1,704
CA	143,968	4,574
Cisco Systems	528,718	15,978
Corning, Cl B	74,909	1,818
Dell Technologies - VMware, Cl V *	45,757	2,515
Harris	30,285	3,103
Hewlett Packard Enterprise	670,519	15,516
HP	604,258	8,967
Intel	435,126	15,782
International Business Machines	37,199	6,175
IPG Photonics *	21,775	2,150
Keysight Technologies *	197,362	7,218
Lam Research	23,297	2,463
Microchip Technology (A)	141,564	9,081
Micron Technology *	283,373	6,212
Open Text	60,157	3,718
Qualcomm	214,434	13,981
Skyworks Solutions	107,558	8,030
Tech Data *	17,949	1,520
Vishay Intertechnology	272,629	4,417
Western Digital	20,767	1,411
Xerox	614,452	5,364

		169,603

Materials — 4.4%
Cabot	70,192	3,547
Cemex ADR *	828,224	6,651
Domtar	33,526	1,309
Eastman Chemical	114,678	8,625
Huntsman	113,493	2,165
International Paper	332,049	17,619
Louisiana-Pacific *	107,838	2,041
LyondellBasell Industries, Cl A	111,301	9,547
Owens-Illinois *	77,722	1,353
Reliance Steel & Aluminum	96,852	7,704
Sonoco Products	28,379	1,496

		62,057

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 1.2%
Brandywine Realty Trust ‡	213,908	$3,532
Hospitality Properties Trust ‡	272,156	8,638
Howard Hughes *	19,379	2,211
Senior Housing Properties Trust ‡	130,790	2,476

		16,857

Telecommunication Services — 1.7%
AT&T	210,530	8,954
China Mobile ADR	52,032	2,728
Verizon Communications	243,135	12,978

		24,660

Utilities — 3.9%
Ameren	32,632	1,712
Calpine *	106,720	1,220
Entergy	137,685	10,116
Exelon	506,612	17,980
FirstEnergy	303,270	9,392
Public Service Enterprise Group	225,108	9,878
UGI	75,184	3,464
Vectren	25,472	1,328

		55,090
Total Common Stock (Cost $1,106,536) ($ Thousands)		1,362,741

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P.
0.660% **†(C)	37,886,423	37,886

Total Affiliated Partnership (Cost $37,886) ($ Thousands)		37,886

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	49,471,594	49,472

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT (continued)

Total Cash Equivalent (Cost $49,472) ($ Thousands)		$49,472

Total Investments — 102.6% (Cost $1,193,894) ($ Thousands) @		$1,450,099

Percentages are based on Net Assets of $1,412,736 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $36,822 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2016, such securities amounted to $9,648 ($ Thousands), or 0.7% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $37,886 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. – Limited Partnership

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $1,193,894 ($ Thousands), and the unrealized appreciation and depreciation were $273,273 ($ Thousands) and $(17,068) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,362,741	$–	$–	$1,362,741
Affiliated Partnership	–	37,886	–	37,886
Cash Equivalent	49,472	–	–	49,472

Total Investments in Securities	$1,412,213	$37,866	$–	$1,450,099

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$49,707	$60,248	$(72,069)	$37,886	$25
SEI Daily Income Trust, Prime Obligation Fund,Class A	47,204	70,858	(68,590)	49,472	21

Totals	$96,911	$131,106	$(140,659)	$87,358	$46

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 17.3%
Amazon.com, Cl A *	48,939	$36,698
Autozone *	6,722	5,309
Cinemark Holdings	33,965	1,303
Darden Restaurants	17,410	1,266
Discovery Communications, Cl C *	65,613	1,757
Dollar General	196,413	14,548
Dollar Tree *	33,554	2,590
Domino’s Pizza	53,463	8,513
DR Horton	65,060	1,778
Foot Locker, Cl A	25,602	1,815
Harman International Industries, Cl A	27,736	3,083
Home Depot	117,651	15,775
Interpublic Group	120,421	2,819
L Brands	259,112	17,060
Lear	45,347	6,002
Liberty Global, Cl A *	108,852	3,330
Liberty Global, Cl C *	309,961	9,206
Liberty Interactive QVC Group, Cl A *	1,120,621	22,390
Mohawk Industries *	14,735	2,942
NetFlix *	126,937	15,715
Nike, Cl B	335,331	17,045
NVR *	1,662	2,774
Priceline Group *	11,305	16,574
Ross Stores	63,948	4,195
Tiffany	25,988	2,012
TJX	45,630	3,428
Tractor Supply	17,872	1,355
TripAdvisor *	248,950	11,544
Ulta Salon Cosmetics & Fragrance *	10,733	2,736

		235,562

Consumer Staples — 4.2%
Anheuser-Busch InBev ADR	36,895	3,890
Campbell Soup	56,145	3,395
Colgate-Palmolive	39,837	2,607
Constellation Brands, Cl A	104,035	15,950
Costco Wholesale	14,126	2,262
Dr Pepper Snapple Group	58,925	5,343
Ingredion	17,553	2,193
Kroger	97,590	3,368
PepsiCo	12,731	1,332
SYSCO, Cl A	26,613	1,473
Walgreens Boots Alliance	181,919	15,056

		56,869

Energy — 1.3%
Concho Resources *	30,691	4,069
EOG Resources	50,908	5,147
Oneok	26,630	1,529

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources	35,514	$6,395

		17,140

Financials — 7.9%
Affiliated Managers Group *	43,252	6,285
Berkshire Hathaway, Cl B *	98,782	16,099
Charles Schwab	234,123	9,241
Citigroup	228,007	13,550
Discover Financial Services	97,259	7,011
First Republic Bank	33,347	3,073
Goldman Sachs Group	5,544	1,327
Intercontinental Exchange	371,268	20,947
Moody’s	60,036	5,660
Morgan Stanley	126,662	5,351
MSCI, Cl A	82,846	6,527
SunTrust Banks	74,417	4,082
US Bancorp	25,712	1,321
Wells Fargo	111,885	6,166

		106,640

Health Care — 16.3%
Alexion Pharmaceuticals *	113,221	13,853
Allergan	93,087	19,549
Anthem	10,922	1,570
Becton Dickinson	112,052	18,550
Biogen *	110,876	31,442
Boston Scientific *	228,385	4,940
Celgene, Cl A *	224,120	25,942
DENTSPLY SIRONA	242,538	14,002
Gilead Sciences	18,081	1,295
Humana	15,915	3,247
Johnson & Johnson	64,129	7,388
Mettler Toledo International *	22,615	9,466
Quintiles Transnational *	257,258	19,564
Regeneron Pharmaceuticals *	3,486	1,280
UnitedHealth Group	263,905	42,235
Varian Medical Systems *	21,715	1,950
Zoetis, Cl A	96,741	5,179

		221,452

Industrials — 7.3%
3M	7,531	1,345
Acuity Brands	39,740	9,174
Cintas	11,128	1,286
Copart *	39,762	2,203
Delta Air Lines, Cl A	362,005	17,807
Equifax	53,428	6,317
Graco	24,817	2,062
Huntington Ingalls Industries, Cl A	9,040	1,665
Ingersoll-Rand	93,808	7,039
Lennox International	16,514	2,529
Nielsen Holdings	314,246	13,183

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norfolk Southern	58,310	$6,302
Roper Technologies	59,668	10,924
Southwest Airlines, Cl A	44,257	2,206
TransDigm Group *	35,540	8,848
United Parcel Service, Cl B	60,257	6,908

		99,798

Information Technology — 35.4%
Activision Blizzard	169,581	6,123
Alphabet, Cl A *	72,700	57,611
Alphabet, Cl C *	28,869	22,282
Apple	156,889	18,171
Applied Materials	154,249	4,978
ASML Holding, Cl G	89,530	10,045
Broadcom	46,413	8,204
CDW	54,008	2,813
eBay *	610,099	18,114
Electronic Arts *	251,476	19,806
F5 Networks, Cl A *	11,629	1,683
Facebook, Cl A *	274,503	31,582
Fiserv, Cl A *	113,997	12,116
FleetCor Technologies *	78,388	11,093
Global Payments	119,098	8,267
International Business Machines	8,344	1,385
Intuit	146,963	16,843
MasterCard, Cl A	288,316	29,769
Microsoft	1,081,129	67,181
PayPal Holdings *	593,167	23,412
Qualcomm	344,721	22,476
Skyworks Solutions	30,550	2,281
Symantec, Cl A	603,843	14,426
Tencent Holdings ADR	376,761	9,125
Texas Instruments	67,037	4,892
Vantiv, Cl A *	163,229	9,732
Visa, Cl A	585,890	45,711

		480,121

Materials — 2.8%
Avery Dennison	35,506	2,493
Crown Holdings *	40,553	2,132
Ecolab	87,366	10,241
LyondellBasell Industries, Cl A	28,606	2,454
Praxair	12,301	1,442
RPM International	69,671	3,750
Sherwin-Williams, Cl A	50,343	13,529
Valspar	15,396	1,595

		37,636

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 3.2%
CBRE Group, Cl A *	41,801	$1,316
Crown Castle International ‡	272,848	23,675
Equinix ‡	52,790	18,868

		43,859

Telecommunication Services — 0.9%
SBA Communications, Cl A *	117,311	12,114

Total Common Stock (Cost $1,039,208) ($ Thousands)		1,311,191

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	41,791,187	41,791

Total Cash Equivalent (Cost $41,791) ($ Thousands)		41,791

Total Investments — 99.7% (Cost $1,080,999) ($ Thousands) @		$1,352,982

Percentages are based on Net Assets of $1,357,322 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $1,080,999 ($ Thousands), and the unrealized appreciation and depreciation were $288,462 ($ Thousands) and $(16,479) ($ Thousands), respectively.

As of December 31, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Large Cap Growth Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$62,626	$112,640	$(133,475)	$41,791	$3

Totals	$62,626	$112,640	$(133,475)	$41,791	$3

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.6%

Consumer Discretionary — 13.6%
Amazon.com, Cl A *	48,219	$36,158
Autozone *	13,603	10,744
Bed Bath & Beyond	67,140	2,729
Best Buy	186,465	7,956
Brinker International (A)	22,523	1,116
Charter Communications, Cl A *	20,643	5,944
Chipotle Mexican Grill, Cl A *	2,662	1,004
Comcast, Cl A	81,471	5,626
Darden Restaurants	34,626	2,518
Delphi Automotive	79,958	5,385
Dick’s Sporting Goods	164,902	8,756
Dillard’s, Cl A (A)	62,903	3,943
Dollar General	297,595	22,043
Dollar Tree *	39,338	3,036
Domino’s Pizza	25,114	3,999
DR Horton	255,810	6,991
Ford Motor	276,853	3,358
GameStop, Cl A	57,753	1,459
General Motors	507,478	17,681
Genuine Parts	6,673	638
Goodyear Tire & Rubber	151,180	4,667
Graham Holdings, Cl B	809	414
Harley-Davidson, Cl A (A)	30,157	1,759
Home Depot	118,848	15,935
International Game Technology	79,819	2,037
Interpublic Group	55,709	1,304
Kohl’s (A)	256,630	12,672
L Brands	233,267	15,358
Las Vegas Sands	22,879	1,222
Lear	115,549	15,295
Liberty Global, Cl A *	49,985	1,529
Liberty Global, Cl C *	294,653	8,751
Liberty Interactive QVC Group, Cl A *	750,488	14,995
Lowe’s	229,306	16,308
Macy’s	253,759	9,087
Magna International, Cl A	161,108	6,992
Marriott International, Cl A	40,040	3,311
Michael Kors Holdings *	125,471	5,393
Murphy USA *	24,225	1,489
NetFlix *	109,252	13,525
Nike, Cl B	389,570	19,802
Norwegian Cruise Line Holdings *	367,107	15,613
Omnicom Group	115,785	9,854
Priceline Group *	8,557	12,545
PulteGroup	49,040	901
Ross Stores	84,479	5,542
Scripps Networks Interactive, Cl A	16,630	1,187
Signet Jewelers (A)	48,781	4,598
Staples	263,427	2,384
Starbucks	227,286	12,619
Target, Cl A	21,414	1,547

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TEGNA	153,973	$3,294
Tiffany	48,252	3,736
Time Warner	41,985	4,053
TJX	236,300	17,753
Toll Brothers *	94,549	2,931
TopBuild *	51,618	1,838
Toyota Motor ADR	27,234	3,192
Tractor Supply	104,199	7,899
Walt Disney	54,000	5,628
Whirlpool	68,064	12,372
Wyndham Worldwide	15,527	1,186
Yum China Holdings *	41,762	1,091
Yum! Brands	9,997	633

		455,325

Consumer Staples — 6.9%
Altria Group	96,491	6,525
Anheuser-Busch InBev ADR	85,244	8,988
Archer-Daniels-Midland	148,154	6,763
Bunge	31,232	2,256
Campbell Soup	16,921	1,023
Coca-Cola	84,125	3,488
Colgate-Palmolive	188,125	12,311
ConAgra Foods	49,133	1,943
Constellation Brands, Cl A	60,232	9,234
Costco Wholesale	100,555	16,100
CVS Health	262,338	20,701
Dr Pepper Snapple Group	61,866	5,609
Hershey	26,294	2,720
Ingredion	30,428	3,802
JM Smucker	71,223	9,121
Kimberly-Clark	41,873	4,779
Kraft Heinz	13,143	1,148
Kroger	530,992	18,325
Lamb Weston Holdings	16,378	620
Mead Johnson Nutrition, Cl A	35,041	2,479
Mondelez International, Cl A	24,475	1,085
PepsiCo	48,662	5,092
Philip Morris International	114,902	10,512
Pilgrim’s Pride *	55,865	1,061
Procter & Gamble	101,644	8,546
Reynolds American	186,558	10,455
SYSCO, Cl A	25,552	1,415
Tyson Foods, Cl A	281,181	17,343
Walgreens Boots Alliance	250,455	20,728
Wal-Mart Stores	248,226	17,157

		231,329

Energy — 5.7%
Anadarko Petroleum, Cl A	28,538	1,990
Apache	108,119	6,862
BP ADR	460,804	17,225

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canadian Natural Resources	311,948	$9,945
Chevron	213,036	25,074
Concho Resources *	34,048	4,515
Devon Energy	273,875	12,508
Diamond Offshore Drilling *(A)	59,711	1,057
EP Energy, Cl A *(A)	227,002	1,487
Exxon Mobil	164,776	14,873
FMC Technologies *	105,032	3,732
Helmerich & Payne	52,920	4,096
Hess	52,408	3,264
Kinder Morgan	390,706	8,092
Marathon Oil	290,425	5,027
Marathon Petroleum	237,204	11,943
Occidental Petroleum	33,020	2,352
Oceaneering International, Cl A	63,883	1,802
PBF Energy, Cl A (A)	345,605	9,635
Phillips 66	113,325	9,792
Royal Dutch Shell ADR, Cl A	61,044	3,320
Southwestern Energy *(A)	1,002,373	10,846
Teekay Shipping	146,650	1,178
Tesoro	40,368	3,530
Valero Energy	211,817	14,471
Williams	51,872	1,615

		190,231

Financials — 16.3%
Aflac	68,072	4,738
Allstate	59,438	4,406
Ally Financial	59,881	1,139
American Financial Group	39,790	3,506
American International Group	109,104	7,126
Ameriprise Financial	82,444	9,146
Assurant	122,808	11,404
Bank of America	2,320,289	51,278
BB&T	41,703	1,961
Berkshire Hathaway, Cl B *	93,247	15,197
Blackstone Group L.P. (B)	80,447	2,175
Capital One Financial	113,167	9,873
CIT Group	106,074	4,527
Citigroup	429,987	25,554
CME Group	77,815	8,976
Cullen/Frost Bankers (A)	37,402	3,300
Discover Financial Services	241,586	17,416
Everest Re Group	57,218	12,382
Factset Research Systems	6,157	1,006
Fifth Third Bancorp	478,279	12,899
Goldman Sachs Group	21,644	5,183
Hartford Financial Services Group	101,910	4,856
Huntington Bancshares	321,477	4,250
Intercontinental Exchange	250,350	14,125
Invesco	126,803	3,847
JPMorgan Chase	582,007	50,221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KeyCorp	816,571	$14,919
KKR L.P. (B)	403,999	6,218
Lincoln National	182,558	12,098
Marsh & McLennan	102,651	6,938
MetLife	534,823	28,822
Moody’s	130,713	12,322
Morgan Stanley	311,935	13,179
MSCI, Cl A	79,035	6,226
PNC Financial Services Group	46,966	5,493
Popular	193,445	8,477
Principal Financial Group, Cl A	139,391	8,065
Progressive	44,272	1,572
Prudential Financial	125,547	13,064
Regions Financial	507,300	7,285
Reinsurance Group of America, Cl A	61,098	7,688
Santander Consumer USA Holdings *	377,287	5,093
State Street	165,424	12,857
SunTrust Banks	142,000	7,789
Synchrony Financial	218,345	7,919
Travelers	120,419	14,742
Unum Group	155,168	6,817
Validus Holdings	28,272	1,555
Voya Financial	571,221	22,403
Wells Fargo	427,725	23,572

		545,604

Health Care — 12.8%
Abbott Laboratories	125,103	4,805
AbbVie	92,048	5,764
Aetna, Cl A	56,625	7,022
Akorn *	309,186	6,750
Alexion Pharmaceuticals *	79,977	9,785
Allergan	21,656	4,548
AmerisourceBergen	110,450	8,636
Amgen, Cl A	120,417	17,606
Anthem	79,013	11,360
Baxter International	180,158	7,988
Becton Dickinson	22,856	3,784
Biogen *	119,378	33,853
C.R. Bard	30,808	6,921
Cardinal Health	72,515	5,219
Celgene, Cl A *	245,980	28,472
Centene *	9,870	558
Cigna	68,071	9,080
DENTSPLY SIRONA	213,683	12,336
Edwards Lifesciences, Cl A *	20,638	1,934
Gilead Sciences	320,241	22,933
HCA Holdings *	109,165	8,080
Humana	44,504	9,080
Idexx Laboratories *	72,356	8,485
Intuitive Surgical *	2,806	1,780
Johnson & Johnson	325,596	37,512

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mallinckrodt *	20,612	$1,027
McKesson	33,384	4,689
Merck	212,285	12,497
Mettler Toledo International *	11,976	5,013
Mylan *	81,948	3,126
Novo Nordisk ADR (A)	152,089	5,454
Pfizer	706,138	22,935
Quest Diagnostics	12,728	1,170
Quintiles Transnational *	248,734	18,916
United Therapeutics *	47,682	6,839
UnitedHealth Group	318,760	51,014
Varian Medical Systems *	76,625	6,879
Zimmer Biomet Holdings	106,165	10,956
Zoetis, Cl A	63,768	3,414

		428,220

Industrials — 8.6%
3M	92,997	16,606
Acuity Brands	13,182	3,043
AECOM *	38,691	1,407
AerCap Holdings *	206,583	8,596
AGCO	52,600	3,043
Alaska Air Group	108,695	9,644
American Airlines Group	221,480	10,341
C.H. Robinson Worldwide	31,918	2,338
Caterpillar, Cl A	47,565	4,411
Chicago Bridge & Iron (A)	84,825	2,693
Cummins	17,477	2,389
Deere (A)	31,142	3,209
Delta Air Lines, Cl A	498,493	24,521
Eaton	143,803	9,648
Equifax	31,632	3,740
FedEx	20,626	3,841
Fluor	14,165	744
General Electric	224,840	7,105
Graco	64,672	5,374
Huntington Ingalls Industries, Cl A	63,273	11,654
Illinois Tool Works	98,062	12,009
Lockheed Martin	35,370	8,840
ManpowerGroup	18,167	1,614
Masco	39,457	1,248
Middleby *	44,049	5,674
Nielsen Holdings	14,686	616
Norfolk Southern	64,160	6,934
Northrop Grumman	63,975	14,879
Oshkosh Truck	98,940	6,393
Owens Corning	28,000	1,444
Pitney Bowes	64,517	980
Raytheon	125,696	17,849
Roper Technologies	30,502	5,584
Southwest Airlines, Cl A	177,834	8,863
Spirit AeroSystems Holdings, Cl A	31,308	1,827

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SPX *	169,689	$4,025
Terex	123,029	3,879
Textron	18,331	890
Trinity Industries	142,401	3,953
United Continental Holdings *	219,507	15,998
United Parcel Service, Cl B	65,860	7,550
United Rentals *	13,833	1,460
United Technologies	62,617	6,864
USG *	79,806	2,305
Waste Management	18,232	1,293
WW Grainger (A)	45,248	10,509

		287,827

Information Technology — 20.6%
Accenture, Cl A	96,547	11,309
Activision Blizzard	181,346	6,548
Adobe Systems *	137,412	14,147
Alphabet, Cl A *	55,986	44,366
Alphabet, Cl C *	26,751	20,647
Amdocs	87,071	5,072
Analog Devices	28,707	2,085
Apple	321,205	37,202
Applied Materials	507,844	16,388
ASML Holding, Cl G	42,750	4,797
Automatic Data Processing	59,071	6,071
Broadcom	27,141	4,798
Brocade Communications Systems	225,017	2,810
CA	81,679	2,595
CDW	30,854	1,607
Cisco Systems	488,328	14,757
Citrix Systems *	44,716	3,994
Cognizant Technology Solutions, Cl A *	96,335	5,398
Computer Sciences	28,981	1,722
Corning, Cl B	234,159	5,683
DST Systems	11,635	1,247
eBay *	669,431	19,875
Electronic Arts *	166,994	13,152
Facebook, Cl A *	242,711	27,924
FleetCor Technologies *	35,779	5,063
Genpact *	101,786	2,477
Harris	25,220	2,584
Hewlett Packard Enterprise	1,018,674	23,572
HP	739,126	10,969
Intel	570,596	20,695
International Business Machines	70,641	11,726
Intuit	156,005	17,880
IPG Photonics *	13,786	1,361
Jabil Circuit	58,700	1,389
Juniper Networks	66,060	1,867
Keysight Technologies *	299,189	10,941
Lam Research	22,006	2,327
Marvell Technology Group	291,026	4,037

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MasterCard, Cl A	387,366	$39,996
Microchip Technology	35,826	2,298
Micron Technology *	606,740	13,300
Microsoft	777,865	48,337
Motorola Solutions	25,745	2,134
Open Text	120,542	7,451
Oracle, Cl B	267,111	10,270
PayPal Holdings *	384,277	15,167
Qualcomm	575,641	37,532
Red Hat *	16,812	1,172
salesforce.com *	15,984	1,094
Seagate Technology (A)	112,151	4,281
ServiceNow *	18,268	1,358
Skyworks Solutions	150,967	11,271
Symantec, Cl A	414,780	9,909
Tech Data *	22,300	1,888
Tencent Holdings ADR	375,591	9,097
Teradata *	50,205	1,364
Texas Instruments	211,061	15,401
Vantiv, Cl A *	61,713	3,679
VeriSign *(A)	91,384	6,952
Visa, Cl A	521,684	40,702
Vishay Intertechnology	88,686	1,437
Western Digital	72,366	4,917
Western Union	56,947	1,237
Xerox	541,307	4,726
Yelp, Cl A *	51,177	1,951
Zynga, Cl A *	227,798	585

		690,588

Materials — 3.7%
Cabot	99,097	5,008
Celanese, Ser A	28,298	2,228
Cemex ADR *	1,576,993	12,663
Domtar	28,000	1,093
Dow Chemical, Cl A	192,015	10,987
Eastman Chemical	109,370	8,226
Ecolab	48,941	5,737
Freeport-McMoRan, Cl B *	177,856	2,346
Huntsman	312,058	5,954
Ingevity *	14,131	775
International Paper	367,473	19,498
Louisiana-Pacific *	155,746	2,948
LyondellBasell Industries, Cl A	132,110	11,333
Mosaic	81,701	2,396
Nucor	46,516	2,769
Owens-Illinois *	225,590	3,928
Reliance Steel & Aluminum	61,757	4,912
Sealed Air	22,988	1,042
Sherwin-Williams, Cl A	55,660	14,958
Westlake Chemical	14,664	821

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WestRock	84,787	$4,305

		123,927

Real Estate — 1.8%
Brandywine Realty Trust ‡	185,374	3,061
CBRE Group, Cl A *	41,173	1,297
Corporate Office Properties Trust ‡	203,059	6,340
Crown Castle International ‡	245,074	21,265
Equinix ‡	41,936	14,988
Hospitality Properties Trust ‡	97,540	3,096
Host Hotels & Resorts ‡	203,234	3,829
NorthStar Realty Finance ‡	146,564	2,220
Outfront Media ‡	92,212	2,293
Public Storage ‡	4,106	918
Simon Property Group ‡	6,723	1,194

		60,501

Telecommunication Services — 1.3%
AT&T	348,990	14,842
China Mobile ADR	35,114	1,841
SBA Communications, Cl A *	53,836	5,559
Verizon Communications	392,219	20,937

		43,179

Utilities — 2.3%
Ameren	113,300	5,944
American Electric Power	179,636	11,310
Centerpoint Energy	65,000	1,602
Consolidated Edison	37,118	2,735
Edison International	223,690	16,103
Entergy	116,145	8,533
Exelon	532,719	18,906
Hawaiian Electric Industries	47,923	1,585
Public Service Enterprise Group	208,028	9,128
WEC Energy Group	37,547	2,202

		78,048

Total Common Stock (Cost $1,901,951) ($ Thousands)		3,134,779

	Number of Rights

RIGHTS — 0.0%*
Safeway CVR - PDC ‡‡(C)	107,954	5

Safeway CVR - Casa Ley ‡‡(C)	107,954	110

Total Rights
(Cost $—) ($ Thousands)		115

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.8%
SEI Liquidity Fund, L.P.
0.660% **†(D)	62,232,816	$62,233

Total Affiliated Partnership (Cost $62,233) ($ Thousands)		62,233

CASH EQUIVALENT — 6.4%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	214,151,846	214,152

Total Cash Equivalent (Cost $214,152) ($ Thousands)		214,152

Total Investments — 101.8% (Cost $2,178,336) ($ Thousands) @		$3,411,279

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	268	Mar-2017	$(239)
S&P Mid Cap 400 Index E-MINI	18	Mar-2017	(37)

			$(276)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $3,349,898 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $59,718 ($ Thousands).
(B)	Security is a Master Limited Partnership. At December 31, 2016, such securities amounted to $8,393 ($ Thousands), or 0.0 of the net assets of the Fund.
(C)	Securities considered illiquid. The total value of such securities as of December 31, 2016 was $115 ($ Thousands) and represented 0.0% of the net assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $62,233 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

Ser — Series

S&P — Standard & Poor’s

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $2,178,336

($ Thousands), and the unrealized appreciation and depreciation were $1,237,204

($ Thousands) and $(4,261) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$3,134,779	$–	$–	$3,134,779
Rights	–	115	–	115
Affiliated Partnership	–	62,233	–	62,233
Cash Equivalent	214,152	–	–	214,152

Total Investments in Securities	$3,348,931	$62,348	$–	$3,411,279

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *

Unrealized Depreciation	$(276)	$—	$—	$(276)

Total Other Financial Instruments	$(276)	$—	$—	$(276)

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 111,917	$40,816	$ (90,500)	$ (1)	$1	$ 62,233	$ 117
SEI Daily Income Trust, Prime Obligation Fund, Class A	222,382	158,985	(167,215)	—	—	214,152	34

Totals	$ 334,299	$ 199,801	$ (257,715)	$ (1)	$ 1	$ 276,385	$ 151

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Consumer Discretionary — 11.9%
Advance Auto Parts	2,600	$440
Amazon.com, Cl A *	13,904	10,426
Autonation *	2,226	108
Autozone *	994	785
Bed Bath & Beyond	5,333	217
Best Buy	9,754	416
BorgWarner	7,200	284
CarMax *(A)	6,800	438
Carnival	14,784	770
CBS, Cl B	13,795	878
Charter Communications, Cl A *	7,600	2,188
Chipotle Mexican Grill, Cl A *	1,004	379
Coach	9,919	347
Comcast, Cl A	84,048	5,804
Darden Restaurants	4,318	314
Delphi Automotive	9,500	640
Discovery Communications, Cl A *	5,300	145
Discovery Communications, Cl C *	8,000	214
Dollar General	8,900	659
Dollar Tree *	8,354	645
DR Horton	12,058	330
Expedia	4,255	482
Foot Locker, Cl A	4,800	340
Ford Motor	137,437	1,667
Gap	7,931	178
Garmin (A)	4,005	194
General Motors	48,913	1,704
Genuine Parts	5,236	500
Goodyear Tire & Rubber	9,393	290
H&R Block	7,213	166
Hanesbrands	13,400	289
Harley-Davidson, Cl A	6,308	368
Harman International Industries, Cl A	2,462	274
Hasbro	3,996	311
Home Depot	42,909	5,753
Interpublic Group	13,901	325
Johnson Controls International	33,009	1,360
Kohl’s	6,156	304
L Brands	8,427	555
Leggett & Platt	4,759	233
Lennar, Cl A	6,716	288
LKQ *	11,000	337
Lowe’s	30,649	2,180
Macy’s	10,764	386
Marriott International, Cl A	11,224	928
Mattel	12,131	334
McDonald’s	29,283	3,564
Michael Kors Holdings *	5,800	249
Mohawk Industries *	2,200	439
NetFlix *	15,100	1,869
Newell Brands, Cl B	17,155	766

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News, Cl A	13,375	$153
News, Cl B	4,000	47
Nike, Cl B	47,094	2,394
Nordstrom (A)	4,207	202
Omnicom Group	8,304	707
O’Reilly Automotive *	3,300	919
Priceline Group *	1,757	2,576
PulteGroup	10,699	197
PVH	2,800	253
Ralph Lauren, Cl A	2,005	181
Ross Stores	13,936	914
Royal Caribbean Cruises	5,900	484
Scripps Networks Interactive, Cl A	3,300	236
Signet Jewelers (A)	2,400	226
Staples	22,636	205
Starbucks	51,334	2,850
Target, Cl A	19,828	1,432
TEGNA	7,347	157
Tiffany (A)	3,778	293
Time Warner	27,125	2,618
TJX	22,943	1,724
Tractor Supply	4,600	349
TripAdvisor *	3,955	183
Twenty-First Century Fox, Cl A	37,259	1,045
Twenty-First Century Fox, Cl B	17,200	469
Ulta Salon Cosmetics & Fragrance *	2,100	535
Under Armour, Cl A *(A)	6,405	186
Under Armour, Cl C *	6,449	162
Urban Outfitters *	3,100	88
VF	11,665	622
Viacom, Cl B	12,401	435
Walt Disney	51,644	5,382
Whirlpool	2,605	474
Wyndham Worldwide	3,802	290
Wynn Resorts	2,800	242
Yum! Brands	12,270	777

		83,067

Consumer Staples — 9.1%
Altria Group	68,773	4,650
Archer-Daniels-Midland	20,275	926
Brown-Forman, Cl B	6,492	292
Campbell Soup	6,884	416
Church & Dwight	9,100	402
Clorox	4,542	545
Coca-Cola	136,849	5,674
Colgate-Palmolive	31,295	2,048
ConAgra Foods	14,765	584
Constellation Brands, Cl A	6,300	966
Costco Wholesale	15,418	2,469
Coty, Cl A	16,914	310
CVS Health	37,552	2,963

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dr Pepper Snapple Group	6,500	$589
Estee Lauder, Cl A	7,800	597
General Mills	20,786	1,284
Hershey	4,912	508
Hormel Foods	9,608	334
JM Smucker	4,153	532
Kellogg	8,967	661
Kimberly-Clark	12,603	1,438
Kraft Heinz	21,008	1,834
Kroger	33,236	1,147
McCormick	4,066	380
Mead Johnson Nutrition, Cl A	6,534	462
Molson Coors Brewing, Cl B	6,551	638
Mondelez International, Cl A	54,420	2,412
Monster Beverage *	14,254	632
PepsiCo	50,507	5,285
Philip Morris International	54,687	5,003
Procter & Gamble	94,308	7,929
Reynolds American	29,142	1,633
SYSCO, Cl A	17,720	981
Tyson Foods, Cl A	10,203	629
Walgreens Boots Alliance	30,157	2,496
Wal-Mart Stores	53,061	3,668
Whole Foods Market	11,409	351

		63,668

Energy — 7.4%
Anadarko Petroleum, Cl A	19,685	1,373
Apache	13,400	850
Baker Hughes	14,849	965
Cabot Oil & Gas	16,613	388
Chesapeake Energy *	26,822	188
Chevron	66,500	7,827
Cimarex Energy	3,304	449
Concho Resources *	5,100	676
ConocoPhillips	43,660	2,189
Devon Energy	18,413	841
EOG Resources	20,297	2,052
EQT	6,105	399
Exxon Mobil	146,146	13,191
FMC Technologies *	8,100	288
Halliburton	30,442	1,647
Helmerich & Payne	3,805	294
Hess	9,375	584
Kinder Morgan	67,582	1,400
Marathon Oil	29,956	518
Marathon Petroleum	18,564	935
Murphy Oil	5,672	177
National Oilwell Varco, Cl A	13,368	500
Newfield Exploration *	7,100	288
Noble Energy	15,100	575
Occidental Petroleum	26,964	1,921

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oneok	7,509	$431
Phillips 66	15,575	1,346
Pioneer Natural Resources	6,004	1,081
Range Resources	6,700	230
Schlumberger, Cl A	49,000	4,114
Southwestern Energy *	17,300	187
Spectra Energy	24,661	1,013
Tesoro	4,100	359
Transocean (A)	14,000	206
Valero Energy	15,908	1,087
Williams	24,069	749

		51,318

Financials — 14.5%
Affiliated Managers Group *	1,900	276
Aflac	14,417	1,003
Allstate	12,959	961
American Express	27,128	2,010
American International Group	34,330	2,242
Ameriprise Financial	5,584	620
Aon	9,229	1,029
Arthur J. Gallagher	6,300	327
Assurant	2,005	186
Bank of America	356,145	7,871
Bank of New York Mellon	37,199	1,762
BB&T	28,606	1,345
Berkshire Hathaway, Cl B *	66,969	10,915
BlackRock	4,261	1,621
Capital One Financial	16,966	1,480
Charles Schwab	42,536	1,679
Chubb	16,434	2,171
Cincinnati Financial	5,283	400
Citigroup	100,451	5,970
Citizens Financial Group	18,000	641
CME Group	11,940	1,377
Comerica	6,092	415
Discover Financial Services	13,930	1,004
E*Trade Financial *	9,752	338
Fifth Third Bancorp	26,611	718
Franklin Resources	12,150	481
Goldman Sachs Group	13,065	3,128
Hartford Financial Services Group	13,286	633
Huntington Bancshares	38,414	508
Intercontinental Exchange	21,005	1,185
Invesco	14,500	440
JPMorgan Chase	126,100	10,881
KeyCorp	37,983	694
Leucadia National	11,713	272
Lincoln National	7,998	530
Loews	9,762	457
M&T Bank	5,425	849
Marsh & McLennan	18,159	1,227

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MetLife	38,739	$2,088
Moody’s	5,808	548
Morgan Stanley	50,761	2,145
Nasdaq, Cl A	4,100	275
Navient	10,943	180
Northern Trust	7,509	669
People’s United Financial	11,300	219
PNC Financial Services Group	17,184	2,010
Principal Financial Group, Cl A	9,457	547
Progressive	20,385	724
Prudential Financial	15,166	1,578
Regions Financial	43,263	621
S&P Global	9,121	981
State Street	12,791	994
SunTrust Banks	17,296	949
Synchrony Financial	27,563	1,000
T. Rowe Price Group	8,608	648
Torchmark, Cl A	3,839	283
Travelers	9,956	1,219
Unum Group	8,161	359
US Bancorp	56,323	2,893
Wells Fargo	159,315	8,780
Willis Towers Watson	4,521	553
XL Group	9,405	350
Zions Bancorporation	7,160	308

		100,567

Health Care — 13.1%
Abbott Laboratories	51,863	1,992
AbbVie	57,268	3,586
Aetna, Cl A	12,407	1,539
Agilent Technologies	11,515	525
Alexion Pharmaceuticals *	7,900	967
Allergan	13,253	2,783
AmerisourceBergen	5,896	461
Amgen, Cl A	26,264	3,840
Anthem	9,302	1,337
Baxter International	17,235	764
Becton Dickinson	7,458	1,235
Biogen *	7,700	2,184
Boston Scientific *	47,912	1,036
Bristol-Myers Squibb	58,892	3,442
C.R. Bard	2,588	581
Cardinal Health	11,359	817
Celgene, Cl A *	27,313	3,161
Centene *	6,100	345
Cerner *	10,600	502
Cigna	9,071	1,210
Cooper, Cl A	1,700	297
DaVita HealthCare Partners *	5,505	353
DENTSPLY SIRONA	8,109	468
Edwards Lifesciences, Cl A *	7,600	712

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly	34,239	$2,518
Endo International *	6,800	112
Envision Healthcare *	4,168	264
Express Scripts Holding *	21,670	1,491
Gilead Sciences	46,466	3,327
HCA Holdings *	10,305	763
Henry Schein *	2,800	425
Hologic *	9,900	397
Humana	5,201	1,061
Illumina *	5,200	666
Intuitive Surgical *	1,320	837
Johnson & Johnson	95,912	11,050
Laboratory Corp of America Holdings *	3,663	470
Mallinckrodt *	3,704	185
McKesson	7,969	1,119
Medtronic	48,372	3,446
Merck	97,174	5,721
Mettler Toledo International *	900	377
Mylan *	16,215	619
Patterson	2,900	119
PerkinElmer	3,940	205
Perrigo	5,104	425
Pfizer	213,856	6,946
Quest Diagnostics	4,924	453
Regeneron Pharmaceuticals *	2,700	991
St. Jude Medical	10,156	814
Stryker	10,946	1,311
Thermo Fisher Scientific	13,952	1,969
UnitedHealth Group	33,560	5,371
Universal Health Services, Cl B	3,200	340
Varian Medical Systems *	3,305	297
Vertex Pharmaceuticals *	8,800	648
Waters *	2,797	376
Zimmer Biomet Holdings	7,060	729
Zoetis, Cl A	17,346	929

		90,908

Industrials — 10.1%
3M	21,191	3,784
Acuity Brands	1,500	346
Alaska Air Group	4,400	390
Allegion	3,470	222
American Airlines Group	18,209	850
Ametek	8,200	399
Arconic	15,778	293
Boeing	20,241	3,151
C.H. Robinson Worldwide	5,005	367
Caterpillar, Cl A	20,606	1,911
Cintas	3,012	348
CSX	32,972	1,185
Cummins	5,444	744
Danaher, Cl A	21,396	1,665

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deere	10,206	$1,052
Delta Air Lines, Cl A	25,913	1,275
Dover	5,537	415
Dun & Bradstreet	1,305	158
Eaton	15,915	1,068
Emerson Electric	22,615	1,261
Equifax	4,230	500
Expeditors International of Washington	6,309	334
Fastenal, Cl A	10,209	480
FedEx	8,605	1,602
Flowserve	4,700	226
Fluor	4,844	254
Fortive	10,548	566
Fortune Brands Home & Security	5,500	294
General Dynamics	10,130	1,749
General Electric	311,809	9,853
Honeywell International	26,868	3,113
Illinois Tool Works	11,129	1,363
Ingersoll-Rand	9,104	683
Jacobs Engineering Group *	4,204	240
JB Hunt Transport Services	3,100	301
Kansas City Southern	3,800	322
L-3 Communications Holdings	2,723	414
Lockheed Martin	8,836	2,209
Masco	11,768	372
Nielsen Holdings	11,900	499
Norfolk Southern	10,230	1,106
Northrop Grumman	6,223	1,447
PACCAR	12,291	785
Parker-Hannifin, Cl A	4,671	654
Pentair	5,966	335
Pitney Bowes	6,475	98
Quanta Services *	5,400	188
Raytheon	10,373	1,473
Republic Services	8,083	461
Robert Half International	4,532	221
Rockwell Automation	4,530	609
Rockwell Collins	4,578	425
Roper Technologies	3,600	659
Ryder System	1,859	138
Snap-on	2,053	352
Southwest Airlines, Cl A	21,662	1,080
Stanley Black & Decker	5,340	612
Stericycle, Cl A *	3,004	231
Textron	9,607	467
TransDigm Group	1,800	448
Union Pacific	29,001	3,007
United Continental Holdings *	10,200	743
United Parcel Service, Cl B	24,324	2,789
United Rentals *	3,000	317
United Technologies	26,941	2,953
Verisk Analytics, Cl A *	5,500	446

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waste Management	14,328	$1,016
WW Grainger (A)	1,965	456
Xylem	6,400	317

		70,091

Information Technology — 20.3%
Accenture, Cl A	21,904	2,566
Activision Blizzard	24,100	870
Adobe Systems *	17,541	1,806
Akamai Technologies *	6,204	414
Alliance Data Systems	2,000	457
Alphabet, Cl A *	10,467	8,295
Alphabet, Cl C *	10,495	8,100
Amphenol, Cl A	10,809	726
Analog Devices	10,799	784
Apple	187,982	21,772
Applied Materials	38,050	1,228
Autodesk, Cl A *	6,917	512
Automatic Data Processing	15,859	1,630
Broadcom	14,046	2,483
CA	11,140	354
Cisco Systems	176,961	5,348
Citrix Systems *	5,542	495
Cognizant Technology Solutions, Cl A *	21,405	1,199
Corning, Cl B	33,508	813
CSRA	5,138	164
eBay *	36,649	1,088
Electronic Arts *	10,578	833
F5 Networks, Cl A *	2,300	333
Facebook, Cl A *	82,522	9,494
Fidelity National Information Services, Cl B	11,565	875
First Solar *(A)	2,640	85
Fiserv, Cl A *	7,660	814
Flir Systems	4,800	174
Global Payments	5,500	382
Harris	4,400	451
Hewlett Packard Enterprise	58,691	1,358
HP	60,191	893
Intel	167,063	6,059
International Business Machines	30,546	5,070
Intuit	8,586	984
Juniper Networks	13,600	384
KLA-Tencor	5,571	438
Lam Research	5,722	605
Linear Technology	8,498	530
MasterCard, Cl A	33,513	3,460
Microchip Technology (A)	7,604	488
Micron Technology *	36,669	804
Microsoft	274,089	17,032
Motorola Solutions	5,889	488
NetApp	9,885	349
Nvidia	18,965	2,024

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle, Cl B	105,623	$4,061
Paychex	11,369	692
PayPal Holdings *	39,549	1,561
Qorvo *	4,600	243
Qualcomm	52,054	3,394
Red Hat *	6,400	446
salesforce.com *	22,509	1,541
Seagate Technology (A)	10,300	393
Skyworks Solutions	6,504	486
Symantec, Cl A	21,847	522
TE Connectivity	12,509	867
Teradata *	4,568	124
Texas Instruments	35,266	2,573
Total System Services	5,889	289
VeriSign *	3,200	243
Visa, Cl A	65,818	5,135
Western Digital	10,074	685
Western Union	17,334	376
Xerox	30,506	266
Xilinx	8,909	538
Yahoo! *	30,947	1,197

		141,143

Materials — 2.8%
Air Products & Chemicals	7,626	1,097
Albemarle	4,000	344
Avery Dennison	3,215	226
Ball	6,186	464
CF Industries Holdings	8,150	257
Dow Chemical, Cl A	39,492	2,260
E.I. Du Pont de Nemours	30,648	2,250
Eastman Chemical	5,120	385
Ecolab	9,234	1,082
FMC	4,800	271
Freeport-McMoRan, Cl B *	43,436	573
International Flavors & Fragrances	2,794	329
International Paper	14,474	768
LyondellBasell Industries, Cl A	11,804	1,013
Martin Marietta Materials, Cl A	2,200	487
Monsanto	15,457	1,626
Mosaic	12,509	367
Newmont Mining	18,625	635
Nucor	11,195	666
PPG Industries	9,290	880
Praxair	10,099	1,183
Sealed Air	6,828	310
Sherwin-Williams, Cl A	2,816	757
Vulcan Materials	4,649	582
WestRock	8,884	451

		19,263

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 2.8%
American Tower, Cl A ‡	15,000	$1,585
Apartment Investment & Management, Cl A ‡	5,439	247
AvalonBay Communities ‡	4,808	852
Boston Properties ‡	5,400	679
CBRE Group, Cl A *	10,709	337
Crown Castle International ‡	12,704	1,102
Digital Realty Trust, Cl A ‡	5,600	550
Equinix ‡	2,556	913
Equity Residential ‡	12,844	827
Essex Property Trust ‡	2,300	535
Extra Space Storage ‡	4,500	348
Federal Realty Investment Trust ‡	2,500	355
General Growth Properties ‡	20,500	512
HCP ‡	16,600	493
Host Hotels & Resorts ‡	26,374	497
Iron Mountain ‡	8,738	284
Kimco Realty ‡	15,013	378
Macerich ‡	4,304	305
Mid-America Apartment Communities ‡	4,000	392
ProLogis ‡	18,600	982
Public Storage ‡	5,233	1,170
Realty Income ‡	9,100	523
Simon Property Group ‡	11,106	1,973
SL Green Realty ‡	3,600	387
UDR ‡	9,500	347
Ventas ‡	12,532	783
Vornado Realty Trust ‡	6,077	634
Welltower ‡	12,800	857
Weyerhaeuser ‡	26,361	793

		19,640

Telecommunication Services — 2.6%
AT&T	216,459	9,206
CenturyTel	19,270	458
Frontier Communications (A)	40,960	138
Level 3 Communications *	10,300	581
Verizon Communications	143,696	7,671

		18,054

Utilities — 3.1%
AES	23,690	275
Alliant Energy	8,000	303
Ameren	8,553	449
American Electric Power	17,315	1,090
American Water Works	6,300	456
Centerpoint Energy	15,285	377
CMS Energy	9,801	408
Consolidated Edison	10,733	791
Dominion Resources	22,040	1,688
DTE Energy	6,345	625
Duke Energy	24,316	1,887

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	11,457	$825
Entergy	6,364	468
Eversource Energy	11,135	615
Exelon	32,555	1,155
FirstEnergy	15,023	465
NextEra Energy	16,420	1,961
NiSource	11,292	250
NRG Energy	11,113	136
PG&E	17,929	1,090
Pinnacle West Capital	3,949	308
PPL	23,871	813
Public Service Enterprise Group	17,830	782
SCANA	5,104	374
Sempra Energy	8,770	883
Southern	34,535	1,699
WEC Energy Group	11,119	652
Xcel Energy	17,836	726

		21,551

Total Common Stock (Cost $336,180) ($ Thousands)		679,270

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.613%, 06/08/2017 (B)(C)	$280	279
0.421%, 03/02/2017 (B)(C)	525	525

Total U.S. Treasury Obligations
(Cost $804) ($ Thousands)		804

	Shares

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.660% **†(D)	3,187,041	3,187

Total Affiliated Partnership (Cost $3,187) ($ Thousands)		3,187

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	16,017,748	16,018

Total Cash Equivalent (Cost $16,018) ($ Thousands)		16,018

Total Investments — 100.6% (Cost $356,189) ($ Thousands) @		$699,279

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	160	Mar-2017	$(134)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $695,344 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $3,103 ($ Thousands).
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	The rate reported is the effective yield at the time of purchase.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $3,187 ($ Thousands).

Cl — Class

L.P.— Limited Partnership

S&P— Standard & Poor’s

@	At December 31, 2016, the tax basis cost of the Fund’s investments was $356,189 ($ Thousands), and the unrealized appreciation and depreciation were $351,108 ($ Thousands) and $(8,018) ($ Thousands), respectively.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$679,270	$–	$–	$679,270
U.S. Treasury Obligations	–	804	–	804
Affiliated Partnership	3,187	–	–	3,187
Cash Equivalent	16,018	–	–	16,018

Total Investments in Securities	$698,475	$804	$–	$699,279

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(134)	$—	$—	$(134)

Total Other Financial Instruments	$(134)	$—	$—	$(134)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments. Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

S&P 500 Index Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 3,172	$ 8,937	$ (8,922)	$ —	$ —	$ 3,187	$ 4
SEI Daily Income Trust, Government Fund, Class A	15,141	47,574	(46,697)	—	—	16,018	9

Totals	$ 18,313	$ 56,511	$ (55,619)	$ —	$ —	$ 19,205	$ 13

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Consumer Discretionary — 11.5%
Advance Auto Parts	7,200	$1,218
American Axle & Manufacturing Holdings *	40,634	784
Apollo Education Group, Cl A *	19,050	189
Big Lots (A)	69,329	3,481
Bloomin’ Brands	40,646	733
Boyd Gaming *	35,000	706
Buffalo Wild Wings *	6,706	1,035
Callaway Golf	77,530	850
Century Communities *	55,500	1,166
Cheesecake Factory	21,563	1,291
Cooper Tire & Rubber (A)	24,846	965
Cooper-Standard Holdings *	6,299	651
Core-Mark Holding, Cl A (A)	66,759	2,875
Cracker Barrel Old Country Store (A)	1,589	265
CROCS *	51,875	356
Dana	39,135	743
Del Taco Restaurants *	69,283	978
Destination XL Group *	41,000	174
Express *(A)	239,359	2,576
Fiesta Restaurant Group *	176,331	5,263
Fossil Group *(A)	16,319	422
Gannett	72,253	702
Group 1 Automotive	8,000	624
Installed Building Products *	15,697	648
Jack in the Box	37,457	4,182
LCI Industries	10,905	1,175
Libbey	144,553	2,813
LifeLock *	33,824	809
LKQ *	51,713	1,585
Lumber Liquidators Holdings *(A)	56,499	889
Marriott Vacations Worldwide (A)	16,291	1,382
MDC Partners, Cl A (A)	265,015	1,736
Monro Muffler	48,452	2,771
NACCO Industries, Cl A	153	14
Nexstar Broadcasting Group, Cl A (A)	20,736	1,313
Nutrisystem (A)	16,009	555
Office Depot	158,157	715
Oxford Industries, Cl A	8,917	536
Party City Holdco *	45,985	653
Planet Fitness, Cl A (A)	26,834	539
Polaris Industries (A)	6,833	563
Pool	24,906	2,599
RH *(A)	17,217	529
Sequential Brands Group *(A)	104,870	491
Shoe Carnival (A)	19,079	515
Shutterfly *	10,987	551
Six Flags Entertainment	18,136	1,087
Skechers U.S.A., Cl A *	20,473	503
SodaStream International *(A)	15,309	604
Strayer Education *	221	18
Superior Industries International (A)	21,373	563

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tenneco *	9,985	$624
Texas Roadhouse, Cl A (A)	41,884	2,020
Tower International	23,358	662
Tractor Supply	15,273	1,158
Vail Resorts	5,593	902
Visteon	15,475	1,243
William Lyon Homes, Cl A *	101,060	1,923
Wolverine World Wide (A)	35,286	775

		67,692

Consumer Staples — 3.0%
Andersons	26,443	1,182
B&G Foods, Cl A	26,610	1,166
Central Garden & Pet, Cl A *	39,454	1,219
Dean Foods (A)	31,055	676
Fresh Del Monte Produce	14,192	860
Freshpet *	81,591	828
Hain Celestial Group *	18,219	711
Inventure Foods *	104,711	1,031
Landec *	91,933	1,269
Omega Protein *	49,260	1,234
Performance Food Group *	45,286	1,087
Sanderson Farms (A)	11,435	1,078
Snyder’s-Lance (A)	107,411	4,118
SpartanNash	16,889	668
SUPERVALU *	114,535	535

		17,662

Energy — 4.8%
Ardmore Shipping (A)	71,555	530
Atwood Oceanics, Cl A (A)	41,944	551
Bill Barrett *	83,827	586
Callon Petroleum *	57,835	889
Carrizo Oil & Gas *	57,484	2,147
DHT Holdings	216,593	897
Dril-Quip *(A)	7,838	471
Eclipse Resources *	176,317	471
Extraction Oil & Gas *	27,663	554
Forum Energy Technologies *	28,781	633
Gulfport Energy *	74,732	1,617
Marquee Energy *	184,500	19
Matrix Service *	45,017	1,022
Oil States International *	39,721	1,549
Pacific Ethanol *(A)	76,659	728
Parsley Energy, Cl A *	14,222	501
Patterson-UTI Energy (A)	35,463	955
PBF Energy, Cl A	95,317	2,658
PDC Energy, Cl A *	8,195	595
Resolute Energy *	15,811	651
Scorpio Tankers (A)	358,972	1,626
Seadrill *(A)	178,967	610
Smart Sand *(A)	40,519	671

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwestern Energy *(A)	170,631	$1,846
StealthGas *(A)	99,434	336
TETRA Technologies *	343,392	1,724
Tidewater, Cl A (A)	285,070	972
Westmoreland Coal *(A)	37,937	670
Whiting Petroleum *(A)	146,684	1,763

		28,242

Financials — 16.1%
American Equity Investment Life Holding	144,883	3,266
Argo Group International Holdings	38,471	2,535
Axis Capital Holdings	14,697	959
Bancorp *	117,391	923
Bank of the Ozarks	32,041	1,685
BofI Holding *(A)	21,088	602
Capitol Federal Financial	156,481	2,576
Caretrust ‡	37,128	569
Central Pacific Financial	101,535	3,190
Chemical Financial (A)	37,308	2,021
CNO Financial Group	69,636	1,334
Colony Capital, Cl A ‡(A)	3,686	75
Customers Bancorp *	77,198	2,765
Employers Holdings	26,238	1,039
Evercore Partners, Cl A	18,880	1,297
Everest Re Group	3,961	857
FBR	74,075	963
Federal Agricultural Mortgage, Cl C	10,532	603
Fidelity Southern	1,096	26
First Citizens BancShares, Cl A	1,572	558
First Commonwealth Financial (A)	163,736	2,322
First Foundation *	48,928	1,394
First Interstate BancSystem, Cl A (A)	18,580	791
FNB (Pennsylvania)	347,445	5,570
FNFV Group *	93,355	1,279
Fulton Financial	168,505	3,168
Great Western Bancorp	38,878	1,695
Green Dot, Cl A *	85,397	2,011
Hanover Insurance Group, Cl A	25,914	2,358
Heartland Financial USA (A)	14,334	688
HomeStreet *	17,515	554
IBERIABANK	24,660	2,065
International. FCStone *	6,193	245
Investors Bancorp	132,705	1,851
Kearny Financial	71,819	1,117
Kemper, Cl A	50,300	2,228
Maiden Holdings	150,001	2,618
Meridian Bancorp	123,932	2,342
MGIC Investment *	63,913	651
National Bank Holdings, Cl A	50,493	1,610
Northfield Bancorp	111,655	2,230
OFG Bancorp	212,621	2,785
Old National Bancorp, Cl A	31,602	574

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Opus Bank	19,354	$582
Piper Jaffray *	10,078	731
Popular	68,678	3,009
Preferred Bank	12,350	647
ProAssurance	10,285	578
Selective Insurance Group	25,423	1,094
State Bank Financial (A)	87,008	2,337
Two Harbors Investment ‡	231,809	2,021
United Community Banks (A)	79,676	2,360
United Fire Group	11,803	580
Voya Financial	36,310	1,424
Walker & Dunlop *	18,748	585
Western Alliance Bancorp *(A)	24,240	1,181
Wintrust Financial	75,453	5,476
Zions Bancorporation	51,016	2,196

		94,790

Health Care — 12.3%
Accuray *	352,484	1,621
Aclaris Therapeutics *	19,368	526
Aerie Pharmaceuticals *	20,693	783
Aimmune Therapeutics *	22,278	456
Akorn *	92,474	2,019
AMAG Pharmaceuticals *(A)	136,910	4,764
AMN Healthcare Services *	124,439	4,785
Analogic	16,003	1,327
Avadel Pharmaceuticals ADR *	143,234	1,488
BioMarin Pharmaceuticals *(A)	10,089	836
Cambrex *	11,193	604
Capital Senior Living *	161,672	2,595
Clovis Oncology *	12,483	554
Community Health Systems *	105,924	592
Cynosure, Cl A *	74,892	3,415
Emergent BioSolutions *(A)	60,092	1,973
Five Prime Therapeutics *(A)	13,593	681
Integra LifeSciences Holdings *	74,887	6,425
Intercept Pharmaceuticals *(A)	8,261	898
Keryx Biopharmaceuticals *(A)	98,043	574
Kindred Healthcare	95,351	748
Lannett *(A)	116,761	2,575
LHC Group *	13,149	601
Ligand Pharmaceuticals *	61,953	6,295
Mallinckrodt *	10,470	522
Masimo *	13,893	936
MiMedx Group *(A)	90,437	801
Molina Healthcare *(A)	59,930	3,252
Nektar Therapeutics, Cl A *	87,120	1,069
Omnicell *	14,633	496
Owens & Minor	15,843	559
Pacira Pharmaceuticals *	17,921	579
PDL BioPharma (A)	181,096	384
Prestige Brands Holdings, Cl A *	119,547	6,228

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progenics Pharmaceuticals *	61,467	$531
Supernus Pharmaceuticals *	110,864	2,799
Teleflex	11,589	1,868
TESARO *(A)	4,266	574
Trinity Biotech ADR (A)	130,160	901
Triple-S Management, Cl B *	30,403	629
VCA *	21,816	1,498
Vocera Communications *	39,894	738
Zeltiq Aesthetics *(A)	12,712	553

		72,052

Industrials — 16.1%
Acacia Research	90,784	590
ACCO Brands *	131,579	1,717
Advisory Board *	17,250	574
Air Transport Services Group *	48,474	774
Apogee Enterprises (A)	84,159	4,508
ARC Document Solutions *	136,300	692
Astec Industries	9,372	632
Atlas Air Worldwide Holdings *	43,040	2,244
Babcock & Wilcox Enterprises *	52,954	878
Barnes Group	39,429	1,870
BWX Technologies, Cl W	57,021	2,264
Carlisle	6,731	742
CEB	20,765	1,258
Celadon Group (A)	78,429	561
CIRCOR International	14,747	957
Covanta Holding (A)	53,431	833
Crane, Cl A	33,730	2,433
Curtiss-Wright	17,941	1,765
Deluxe (A)	42,715	3,059
EMCOR Group	52,925	3,745
Engility Holdings *	19,377	653
Ennis	29,919	519
Franklin Electric	37,234	1,448
FreightCar America, Cl A	95,490	1,426
Generac Holdings *(A)	18,000	733
Gibraltar Industries *	16,851	702
Global Brass & Copper Holdings	29,074	997
Great Lakes Dredge & Dock *	385,975	1,621
Greenbrier (A)	19,045	791
Huntington Ingalls Industries, Cl A	3,200	589
Huron Consulting Group *(A)	74,860	3,792
ICF International, Cl A *	55,153	3,044
InnerWorkings *	131,392	1,294
ITT	34,190	1,319
John Bean Technologies, Cl A	13,542	1,164
KBR	69,839	1,166
Kennametal (A)	28,214	882
Keyw Holding, Cl A *(A)	68,116	803
Korn/Ferry International	23,940	705
LB Foster, Cl A	87,136	1,185

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lincoln Electric Holdings	7,030	$539
Manitowoc	99,038	592
Masonite International *	15,125	995
MasTec *	87,828	3,359
Mercury Systems *	17,800	538
MSA Safety	19,903	1,380
NN, Cl A	34,894	665
On Assignment *	113,426	5,009
Orion Group Holdings *	68,970	686
Oshkosh Truck	18,813	1,215
Quad Graphics	19,895	535
Skywest	26,365	961
Spirit Airlines *	12,393	717
Sterling Construction *	67,876	574
Swift Transportation, Cl A *	96,083	2,341
Team *	49,359	1,937
Terex	18,871	595
Tetra Tech	55,751	2,406
Titan Machinery *(A)	65,310	952
TransDigm Group	3,361	837
Triumph Group (A)	59,844	1,586
TrueBlue *(A)	15,285	377
Tutor Perini *	73,397	2,055
Universal Forest Products	1,683	172
Wabash National (A)	37,371	591
WageWorks *	48,357	3,506
Wesco Aircraft Holdings *(A)	120,085	1,795
XPO Logistics *(A)	14,499	626

		94,470

Information Technology — 18.6%
ACI Worldwide *	11,399	207
Acxiom *	144,911	3,884
Advanced Energy Industries *	14,744	807
Aerohive Networks *	105,155	599
Amkor Technology *	65,854	695
Anixter International *	6,936	562
Applied Micro Circuits *	85,000	701
Aspen Technology *	33,790	1,848
Bazaarvoice *	97,252	472
Black Box (A)	82,519	1,258
Blackhawk Network Holdings, Cl A *(A)	20,358	767
Bottomline Technologies *(A)	32,068	802
CalAmp *	280,603	4,069
Callidus Software *	197,710	3,322
Cardtronics *	11,622	634
Cavium *	73,860	4,612
Cimpress *	11,929	1,093
Coherent *	2,895	398
CommVault Systems *	27,360	1,406
Cornerstone OnDemand *	88,599	3,749
CoStar Group *	2,906	548

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Criteo ADR *	53,961	$2,217
Cypress Semiconductor (A)	74,980	858
Digi International *	41,723	574
Echo Global Logistics *	20,000	501
Electronics For Imaging *(A)	17,450	765
Exar *	200,619	2,163
Finisar *	20,814	630
FireEye *(A)	238,194	2,834
Five9 *	170,702	2,422
II-VI *	28,542	846
Imperva *	14,526	558
Inphi *	25,823	1,152
Insight Enterprises *	19,060	771
Integrated Device Technology *	39,837	939
Ixia *	46,678	751
IXYS	6,111	73
j2 Global	17,931	1,467
Keysight Technologies *	53,188	1,945
Littelfuse	11,162	1,694
Lumentum Holdings *	84,976	3,284
MAXIMUS	75,730	4,225
Mentor Graphics	17,078	630
Methode Electronics	15,950	660
Microsemi *	10,091	545
MKS Instruments	47,384	2,815
Monolithic Power Systems	13,973	1,145
Nanometrics *	25,739	645
NETGEAR *	25,138	1,366
NeuStar, Cl A *	21,206	708
Oclaro *	69,073	618
ON Semiconductor *	146,726	1,872
Open Text (A)	25,256	1,561
Orbotech *	30,336	1,014
OSI Systems *	11,674	889
PDF Solutions *	145,303	3,277
Perficient *	124,880	2,184
Photronics *	50,462	570
Progress Software (A)	7,668	245
Proofpoint *	43,523	3,075
QAD, Cl A (A)	32,674	993
Rudolph Technologies *	13,643	319
Sanmina *	82,159	3,011
Science Applications International	11,810	1,001
Shutterstock *(A)	15,277	726
Stamps.com *	19,870	2,278
STMicroelectronics, Cl Y (A)	96,784	1,098
SuperCom *(A)	79,000	268
Sykes Enterprises *	41,217	1,189
SYNNEX	7,471	904
Tech Data *	30,701	2,600
TeleTech Holdings (A)	2,988	91
Ultratech *(A)	38,260	917

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VeriFone Holdings *(A)	130,625	$2,316
Viavi Solutions *	74,953	613
WNS Holdings ADR *	20,766	572
Xcerra *	100,052	764
Zebra Technologies, Cl A *	27,542	2,362

		108,943

Materials — 3.8%
AdvanSix *	29,133	645
Allegheny Technologies (A)	35,100	559
Berry Plastics Group *	29,961	1,460
Cabot (A)	16,409	829
Carpenter Technology	16,159	585
Chemours	22,326	493
Commercial Metals, Cl A	98,035	2,135
Eagle Materials	6,554	646
Ferroglobe *	56,257	610
Ferroglobe Representation *	56,257	6
FMC	16,295	922
FutureFuel	3,082	43
Ingevity *	23,213	1,274
Innospec	12,904	884
LSB Industries *	150,033	1,263
Minerals Technologies (A)	7,483	578
Neenah Paper, Cl A	2,857	243
Owens-Illinois *	59,511	1,036
Rayonier Advanced Materials (A)	35,983	556
Real Industry *	90,975	555
Schulman A	56,116	1,877
Sensient Technologies	12,450	978
Stepan	1,464	119
Summit Materials, Cl A *	34,461	820
SunCoke Energy *	44,914	509
United States Steel (A)	43,461	1,435
US Concrete *(A)	16,929	1,109

		22,169

Real Estate — 4.4%
Agree Realty ‡	29,542	1,361
Armada Hoffler Properties ‡	47,903	698
Brandywine Realty Trust ‡	56,167	927
CatchMark Timber Trust, Cl A ‡	94,530	1,064
CBL & Associates Properties ‡(A)	43,821	504
Cedar Realty Trust ‡	256,685	1,676
Colony Starwood Homes ‡(A)	132,624	3,821
Columbia Property Trust ‡	23,442	506
DiamondRock Hospitality ‡	79,181	913
EPR Properties, Cl A ‡	11,373	816
Equinix ‡(A)	3,932	1,405
Equity Commonwealth *‡	66,251	2,004
Forestar Group *	42,904	571
GEO Group ‡	15,903	571

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gramercy Property Trust ‡	295,017	$2,708
Kennedy-Wilson Holdings	112,720	2,311
QTS Realty Trust, Cl A ‡	38,606	1,917
Saul Centers ‡(A)	2,177	145
Seritage Growth Properties ‡(A)	16,803	718
STAG Industrial ‡	31,138	743
Washington Prime Group ‡	55,419	577

		25,956

Telecommunication Services — 0.2%
Cincinnati Bell *	3,575	80
Telephone & Data Systems	19,091	551
Windstream Holdings (A)	55,749	409

		1,040

Utilities — 3.1%
ALLETE	26,260	1,686
Cadiz *(A)	46,300	579
Chesapeake Utilities	12,044	806
Idacorp, Cl A	18,133	1,461
NorthWestern (A)	12,860	731
ONE Gas	15,847	1,014
PNM Resources (A)	106,892	3,666
Portland General Electric	57,645	2,498
South Jersey Industries, Cl A (A)	18,702	630
Southwest Gas	20,858	1,598
Spire (A)	39,965	2,580
UGI	17,912	825

		18,074

Total Common Stock (Cost $469,533) ($ Thousands)		551,090
EXCHANGE TRADED FUND — 0.4%

Financials — 0.4%
iShares Russell 2000 Value Index Fund	18,200	2,165

Total Exchange Traded Fund (Cost $2,176) ($ Thousands)		2,165

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Allos Therapeutics *‡‡	45,500	–

Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.9%
SEI Liquidity Fund, L.P.
0.660% **†(B)	40,779,160	$40,779

Total Affiliated Partnership (Cost $40,779) ($ Thousands)		40,779

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	34,433,580	34,434

Total Cash Equivalent (Cost $34,434) ($ Thousands)		34,434

Total Investments — 107.1%
(Cost $546,922) ($ Thousands) @		$628,468

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	172	Mar-2017	$(136)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $587,027 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $38,684 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $40,780 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $546,922 ($ Thousands), and the unrealized appreciation and depreciation were $96,926 ($ Thousands) and $(15,380) ($Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Fund (Concluded)

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$551,090	$–	$–	$551,090
Exchange Traded Fund	2,165	–	–	2,165
Rights	–	–	–	–
Affiliated Partnership	40,779	–	–	40,779
Cash Equivalent	34,434	–	–	34,434

Total Investments in Securities	$628,468	$–	$–	$628,468

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(136)	$—	$—	$(136)

Total Other Financial Instruments	$(136)	$—	$—	$(136)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 52,352	$ 27,375	$(38,948)	$ —	$ —	$40,779	$ 149
SEI Daily Income Trust, Government Fund, Class A	35,775	95,272	(96,613)	—	—	34,434	18

Totals	$ 88,127	$ 122,647	$(135,561)	$ —	$ —	$75,213	$ 167

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4% ††

Consumer Discretionary — 8.8%
Aaron’s	26,390	$844
American Axle & Manufacturing Holdings *	33,900	654
Big Lots (A)	44,404	2,230
Bloomin’ Brands (A)	47,711	860
Boyd Gaming *	28,430	573
Brinker International (A)	10,154	503
CalAtlantic Group (A)	15,234	518
Callaway Golf	48,836	535
Century Communities *	43,197	907
Cooper Tire & Rubber (A)	21,105	820
Cooper-Standard Holdings *	16,327	1,688
CROCS *	40,900	281
CSS Industries	19,629	531
Dana	115,528	2,193
Deckers Outdoor *	3,731	207
Del Taco Restaurants *	37,145	524
Destination XL Group *(A)	44,600	190
Express *	68,053	732
Finish Line, Cl A (A)	21,700	408
GameStop, Cl A (A)	13,391	338
Gannett	60,393	586
Group 1 Automotive (A)	3,600	281
Haverty Furniture	9,400	223
Installed Building Products *(A)	15,459	638
Libbey	113,055	2,200
Lithia Motors, Cl A	9,616	931
Lumber Liquidators Holdings *(A)	56,649	892
Marriott Vacations Worldwide (A)	11,807	1,002
MDC Partners, Cl A (A)	191,472	1,254
Murphy USA *(A)	6,462	397
Nexstar Broadcasting Group, Cl A (A)	10,687	676
Office Depot	118,152	534
Party City Holdco *(A)	25,001	355
Pinnacle Entertainment *	27,275	395
Pool	9,082	948
Rent-A-Center (A)	49,052	552
RH *(A)	4,601	141
Sequential Brands Group *(A)	89,081	417
Shoe Carnival (A)	13,927	376
Six Flags Entertainment	22,218	1,332
Skechers U.S.A., Cl A *	14,427	355
Smith & Wesson Holding *(A)	18,394	388
SodaStream International *	12,111	478
Sonic Automotive, Cl A (A)	14,700	337
Stoneridge *	23,900	423
Texas Roadhouse, Cl A	21,315	1,028
Tower International	15,821	449
Vera Bradley *	21,900	257
Visteon	4,677	376
Wendy’s (A)	84,744	1,146

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wolverine World Wide (A)	31,984	$702

		35,605

Consumer Staples — 3.7%
Andersons	24,148	1,079
B&G Foods, Cl A (A)	12,680	555
Central Garden & Pet, Cl A *	43,936	1,358
Dean Foods	34,794	758
Fresh Del Monte Produce	12,890	781
Freshpet *(A)	49,768	505
Ingles Markets, Cl A	9,983	480
Landec *(A)	82,365	1,137
Omega Protein *	51,369	1,287
Performance Food Group *	24,715	593
Pinnacle Foods	21,405	1,144
Sanderson Farms (A)	20,031	1,888
Snyder’s-Lance (A)	9,901	380
SpartanNash	35,478	1,403
SUPERVALU *	118,570	554
Universal (A)	15,000	956
Weis Markets	4,700	314

		15,172

Energy — 6.5%
Ardmore Shipping (A)	84,361	624
Atwood Oceanics, Cl A (A)	30,157	396
Bill Barrett *	53,920	377
Callon Petroleum *	111,449	1,713
Carrizo Oil & Gas *(A)	19,221	718
DHT Holdings (A)	224,953	931
Eclipse Resources *	124,920	334
Exterran *	17,659	422
Extraction Oil & Gas *	19,482	390
Forum Energy Technologies *	17,055	375
Gulfport Energy *	68,175	1,475
Matrix Service *	55,968	1,270
McDermott International *	66,633	492
Newpark Resources, Cl A *	49,018	368
Oceaneering International, Cl A (A)	13,075	369
Oil States International *(A)	17,885	698
Pacific Ethanol *	48,929	465
Parsley Energy, Cl A *	46,385	1,635
Patterson-UTI Energy	20,263	545
PBF Energy, Cl A (A)	100,508	2,802
RSP Permian *	14,180	633
Scorpio Tankers (A)	241,463	1,094
Seadrill *(A)	127,624	435
Smart Sand *	28,896	478
Southwestern Energy *(A)	126,255	1,366
StealthGas *	108,300	366
TETRA Technologies *	267,873	1,345
Tidewater, Cl A (A)	225,301	768

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Refining	12,443	$471
Westmoreland Coal *	28,347	501
Whiting Petroleum *	93,057	1,119
World Fuel Services	29,815	1,369

		26,344

Financials — 26.2%
1st Source	14,280	638
American Equity Investment Life Holding	106,916	2,410
AmTrust Financial Services (A)	11,200	307
Apollo Commercial Real Estate Finance ‡	19,300	321
Argo Group International Holdings	24,241	1,597
Aspen Insurance Holdings	16,741	921
Axis Capital Holdings	9,760	637
Banco Latinoamericano de Exportaciones, Cl E	24,080	709
Bancorp *	104,278	820
Berkshire Hills Bancorp	12,083	445
BGC Partners, Cl A	166,087	1,699
BlackRock Capital Investment (A)	76,269	531
Camden National	15,600	693
Capitol Federal Financial	71,595	1,178
Central Pacific Financial	98,302	3,089
Chemical Financial	16,193	877
CNO Financial Group	105,014	2,011
Columbia Banking System	42,915	1,917
Community Trust Bancorp	14,480	718
Customers Bancorp *(A)	64,300	2,303
Dynex Capital ‡	47,377	323
Enterprise Financial Services	12,554	540
Everest Re Group	2,920	632
FBR (A)	49,200	640
Federal Agricultural Mortgage, Cl C	16,494	945
Fidelity Southern	30,223	715
First Busey	17,533	540
First Commonwealth Financial (A)	220,259	3,123
First Community Bancshares	17,875	539
First Foundation *	41,945	1,195
First Interstate BancSystem, Cl A (A)	23,250	989
FirstCash	13,938	655
Flagstar Bancorp *	13,823	372
Flushing Financial	29,300	861
FNB (Pennsylvania) (A)	274,792	4,405
FNFV Group *	75,963	1,041
Fulton Financial (A)	178,854	3,362
Great Western Bancorp	31,909	1,391
Green Dot, Cl A *	63,841	1,503
Hanover Insurance Group, Cl A	28,385	2,583
Hercules Capital, Cl A	37,894	535
IBERIABANK	14,325	1,200
Investors Bancorp (A)	129,233	1,803
Kearny Financial	46,128	717
Kemper, Cl A (A)	44,447	1,969

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Maiden Holdings (A)	188,546	$3,290
MainSource Financial Group	20,114	692
MB Financial	33,195	1,568
Meridian Bancorp	123,339	2,331
MFA Financial ‡	46,765	357
MGIC Investment *	132,571	1,351
Mortgage Investment Trust ‡	31,051	531
National Bank Holdings, Cl A (A)	45,534	1,452
Nelnet, Cl A	11,026	560
Northfield Bancorp	132,451	2,645
OceanFirst Financial	14,105	424
OFG Bancorp	206,561	2,706
Old National Bancorp, Cl A	129,403	2,349
Opus Bank	16,969	510
PacWest Bancorp (A)	41,971	2,285
PennyMac Mortgage Investment Trust ‡	31,400	514
Piper Jaffray *(A)	12,263	889
Popular	68,331	2,994
Preferred Bank	8,522	447
Radian Group	52,083	936
Republic Bancorp, Cl A	16,500	652
Selective Insurance Group	18,214	784
SLM *	128,568	1,417
Starwood Property Trust ‡	110,127	2,417
State Bank Financial (A)	85,600	2,299
TCF Financial	71,902	1,409
Two Harbors Investment ‡	113,016	986
Union Bankshares	18,400	658
United Community Banks	69,000	2,044
United Fire Group	9,380	461
Validus Holdings	27,291	1,501
Voya Financial	22,783	894
Waddell & Reed Financial, Cl A (A)	20,618	402
Walker & Dunlop *(A)	12,492	390
WesBanco	10,000	431
Western Alliance Bancorp *	26,912	1,311
Western Asset Mortgage Capital ‡(A)	41,719	420
Wintrust Financial	19,045	1,382
World Acceptance *	9,653	620
Zions Bancorporation	20,798	895

		106,603

Health Care — 4.9%
Accuray *	263,753	1,213
Air Methods *(A)	37,992	1,210
Akorn *	53,689	1,172
AMN Healthcare Services *(A)	17,312	666
Analogic (A)	12,246	1,016
Chemed (A)	2,492	400
Emergent BioSolutions *(A)	15,049	494
Ensign Group (A)	–	—
Exactech *	12,600	344

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Five Prime Therapeutics *(A)	8,015	$402
Integra LifeSciences Holdings *(A)	29,273	2,511
Kindred Healthcare (A)	84,292	662
Lannett *(A)	118,378	2,610
LHC Group *	9,111	416
LifePoint Health *(A)	8,400	477
Ligand Pharmaceuticals *(A)	24,602	2,500
Magellan Health *	5,464	411
MiMedx Group *(A)	40,990	363
Omnicell *	9,214	312
PDL BioPharma	112,744	239
Prestige Brands Holdings, Cl A *	12,668	660
Sucampo Pharmaceuticals, Cl A *	33,101	448
Trinity Biotech ADR	87,116	603
Triple-S Management, Cl B *	23,461	486
Vocera Communications *	21,247	393

		20,008

Industrials — 15.2%
AAR	20,200	668
Acacia Research	83,946	546
ACCO Brands *	186,343	2,432
Air Transport Services Group *	50,500	806
Alaska Air Group	4,500	399
American Railcar Industries (A)	10,156	460
ARC Document Solutions *	96,637	491
ArcBest	20,312	562
Atlas Air Worldwide Holdings *	45,574	2,377
Babcock & Wilcox Enterprises *	83,781	1,390
Barnes Group	31,420	1,490
Briggs & Stratton (A)	29,533	657
BWX Technologies, Cl W	41,548	1,649
CEB (A)	14,958	906
Celadon Group (A)	56,487	404
CIRCOR International (A)	11,547	749
Covanta Holding (A)	57,261	893
Crane, Cl A	19,781	1,427
Curtiss-Wright	4,114	405
Deluxe (A)	8,100	580
EMCOR Group	45,470	3,217
Engility Holdings *	14,200	479
Ennis	47,665	827
Franklin Electric	21,034	818
FreightCar America, Cl A (A)	95,877	1,431
Generac Holdings *(A)	18,275	744
Genesee & Wyoming, Cl A *	18,271	1,268
Great Lakes Dredge & Dock *	359,313	1,509
Greenbrier (A)	11,649	484
Hawaiian Holdings *	10,986	626
Hillenbrand	10,600	406
Hyster-Yale Materials Handling (A)	12,127	773
ICF International, Cl A *	36,985	2,042

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
InnerWorkings *	87,012	$857
ITT	27,429	1,058
JetBlue Airways *	20,636	463
Kadant	13,205	808
Kaman, Cl A	31,567	1,545
KAR Auction Services	39,486	1,683
KBR	46,469	776
Kennametal	20,758	649
Keyw Holding, Cl A *	39,645	467
Korn/Ferry International	20,861	614
LB Foster, Cl A	55,487	755
Meggitt ADR	33,510	374
Mercury Systems *(A)	12,743	385
Meritor *	72,486	900
MSA Safety (A)	13,061	905
Navigant Consulting *	16,493	432
Orion Group Holdings *(A)	56,436	562
Oshkosh Truck	10,717	692
Quad Graphics	14,326	385
Roadrunner Transportation Systems *	41,310	429
RPX *	45,075	487
RR Donnelley & Sons	6,328	103
Skywest	26,894	980
Spirit Airlines *	9,590	555
Sterling Construction *	39,782	337
Teledyne Technologies *	11,139	1,370
Terex	13,129	414
Titan Machinery *(A)	62,882	916
Triumph Group (A)	67,821	1,797
TrueBlue *	16,011	395
Tutor Perini *(A)	63,138	1,768
Universal Forest Products	5,120	523
VSE	7,000	272
Wabash National (A)	65,789	1,041
Wesco Aircraft Holdings *(A)	120,050	1,795
West	15,758	390

		61,797

Information Technology — 11.6%
ACI Worldwide *(A)	53,745	975
Amkor Technology *	108,249	1,142
Anixter International *	4,842	392
Applied Micro Circuits *	51,340	424
Aspen Technology *	12,035	658
Bazaarvoice *	70,495	342
Benchmark Electronics *(A)	67,860	2,070
Black Box	54,295	828
Blackhawk Network Holdings, Cl A *	16,174	609
Bottomline Technologies *(A)	23,198	580
CommVault Systems *	17,985	924
Convergys	33,545	824
CSG Systems International	13,339	646

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cypress Semiconductor (A)	49,055	$561
Digi International *	40,112	552
Electronics For Imaging *(A)	9,146	401
ePlus *	2,800	323
Exar *	169,807	1,831
IAC	26,509	1,718
II-VI *	12,272	364
Imperva *	10,369	398
Inphi *	15,139	676
Insight Enterprises *	47,083	1,904
Ixia *	29,000	467
j2 Global (A)	18,530	1,516
Keysight Technologies *	32,660	1,194
Kulicke & Soffa Industries *	29,000	463
Littelfuse	7,353	1,116
Mentor Graphics	31,691	1,169
MKS Instruments	11,570	687
MoneyGram International *	26,500	313
NETGEAR *	24,016	1,305
NeuStar, Cl A *(A)	15,747	526
Nimble Storage *	48,983	388
Open Text (A)	20,436	1,263
Orbotech *	16,262	543
OSI Systems *	8,683	661
Photronics *	54,115	612
QAD, Cl A	34,400	1,046
Sanmina *	99,222	3,636
Scansource *	1,300	52
Silicon Motion Technology ADR	12,438	528
SuperCom *(A)	86,200	292
Sykes Enterprises *	34,045	983
SYNNEX	15,760	1,907
Tech Data *	26,091	2,209
Ultratech *	34,036	816
VeriFone Holdings *	82,647	1,465
Viavi Solutions *	53,280	436
Xcerra *	106,900	817
Zebra Technologies, Cl A *	20,754	1,780

		47,332

Materials — 5.3%
AdvanSix *	23,323	516
Allegheny Technologies (A)	26,799	427
Ashland Global Holdings	9,844	1,076
Avery Dennison	5,529	388
Cabot	27,814	1,406
Carpenter Technology (A)	16,400	593
Chemtura *	14,145	470
Clearwater Paper *(A)	7,343	481
Commercial Metals, Cl A	73,822	1,608
Compass Minerals International, Cl A (A)	7,241	567
Domtar	7,700	300

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eagle Materials	6,196	$610
Ferroglobe	53,202	577
Ferroglobe Representation	53,202	6
FMC	33,131	1,874
Glatfelter (A)	14,800	354
Huntsman	37,539	716
Ingevity *	16,260	892
Innospec	5,959	408
LSB Industries *(A)	118,849	1,001
Minerals Technologies	7,698	595
Owens-Illinois *	37,369	651
Ryerson Holding *	24,949	333
Schulman A	37,687	1,261
Schweitzer-Mauduit International	13,572	618
Sensient Technologies	8,348	656
Silgan Holdings (A)	27,729	1,419
Trinseo	6,684	396
United States Steel	31,326	1,034
Valvoline (A)	21,521	463

		21,696

Real Estate — 8.0%
Agree Realty ‡	8,741	403
Ashford Hospitality Trust ‡	64,106	498
Brandywine Realty Trust ‡(A)	61,174	1,010
Camden Property Trust ‡	475	40
CareTrust ‡	27,034	414
CatchMark Timber Trust, Cl A ‡	76,014	856
CBL & Associates Properties ‡(A)	28,700	330
Cedar Realty Trust ‡	165,585	1,081
Chatham Lodging Trust ‡(A)	24,600	506
Colony Starwood Homes ‡(A)	141,316	4,071
Communications Sales & Leasing	14,701	374
DiamondRock Hospitality ‡(A)	54,829	632
EPR Properties, Cl A ‡	20,515	1,472
Equity Commonwealth *‡	71,225	2,154
Forest City Realty Trust, Cl A ‡	25,973	541
Franklin Street Properties ‡	79,867	1,035
Gaming and Leisure Properties ‡	39,650	1,214
GEO Group ‡	14,366	516
Getty Realty ‡	18,133	462
Gladstone Commercial ‡(A)	26,801	539
Gramercy Property Trust ‡(A)	223,567	2,052
Hersha Hospitality Trust, Cl A ‡(A)	90,159	1,938
Hospitality Properties Trust ‡(A)	12,900	409
Howard Hughes *	19,104	2,180
Kennedy-Wilson Holdings	86,388	1,771
MedEquities Realty Trust	36,444	405
Medical Properties Trust ‡(A)	89,853	1,105
Piedmont Office Realty Trust, Cl A ‡(A)	25,550	534
QTS Realty Trust, Cl A ‡(A)	24,135	1,198
Select Income ‡	44,514	1,122

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seritage Growth Properties ‡(A)	10,761	$460
Summit Hotel Properties ‡	78,954	1,266

		32,588
Telecommunication Services — 0.3%
Cincinnati Bell *	25,523	571
Iridium Communications *(A)	62,227	597

		1,168

Utilities — 3.9%
ALLETE	21,493	1,380
Avista	13,700	548
Cadiz *(A)	34,775	435
Chesapeake Utilities (A)	12,975	869
Idacorp, Cl A	4,621	372
NorthWestern	11,220	638
ONE Gas	12,032	770
Pinnacle West Capital	6,076	474
PNM Resources (A)	84,702	2,905
Portland General Electric	66,476	2,880
SJW	9,485	531
South Jersey Industries, Cl A (A)	19,571	659
Southwest Gas	20,745	1,590
Spire	27,070	1,747

		15,798
Total Common Stock (Cost $305,934) ($ Thousands)		384,111

EXCHANGE TRADED FUND — 0.4%
Exchange Traded Fund — 0.4%
iShares Russell 2000 Value Index Fund (A)	14,637	1,741

Total Exchange Traded Fund (Cost $1,740) ($ Thousands)		1,741

AFFILIATED PARTNERSHIP — 27.6%
SEI Liquidity Fund, L.P. 0.660% **†(B)	112,121,761	112,121

Total Affiliated Partnership (Cost $112,122) ($ Thousands)		112,121

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Government Fund, Cl A 0.320%**†	19,163,624	19,164

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT (continued)

Total Cash Equivalent
(Cost $19,164) ($ Thousands)		$19,164

Total Investments — 127.1%
(Cost $438,960) ($ Thousands) @		$517,137

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	61	Mar-2017	$(26)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $406,818 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $110,123 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $112,121 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $438,960 ($ Thousands), and the unrealized appreciation and depreciation were $91,036 ($ Thousands) and $(12,859) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$384,111	$–	$–	$384,111
Exchange Traded Fund	1,741	–	–	1,741
Affiliated Partnership	–	112,121	–	112,121
Cash Equivalent	19,164	–	–	19,164

Total Investments in Securities	$405,016	$112,121	$–	$517,137

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Depreciation	$(26)	$—	$—	$(26)

Total Other Financial Instruments	$(26)	$—	$—	$(26)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Value Fund (Concluded)

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts	designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 104,013	$ 106,999	$ (98,891)	$ 112,121	$ 103
SEI Daily Income Trust, Government Fund, Class A	17,700	42,300	(40,836)	19,164	11

Totals	$ 121,713	$ 149,299	$ (139,727)	$ 131,285	$ 114

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 14.1%
American Axle & Manufacturing Holdings *	28,371	$547
American Eagle Outfitters (A)	22,013	334
America’s Car-Mart *	6,871	301
Arctic Cat (A)	22,117	332
Big Lots	8,517	428
Bojangles’ *	16,786	313
Boot Barn Holdings *	38,620	483
Bright Horizons Family Solutions *	45,102	3,158
Buffalo Wild Wings *	2,619	404
Callaway Golf	37,737	414
Carriage Services	42,560	1,219
Cooper-Standard Holdings *	4,394	454
Core-Mark Holding, Cl A	57,387	2,472
Dave & Buster’s Entertainment *	26,037	1,466
Del Frisco’s Restaurant Group *	38,599	656
Del Taco Restaurants *	21,821	308
Duluth Holdings, Cl B *(A)	11,645	296
Dunkin’ Brands Group	15,640	820
Express *	74,074	797
Fenix Parts *(A)	70,449	199
Fiesta Restaurant Group *	82,521	2,463
Five Below *(A)	37,806	1,511
GNC Holdings, Cl A	24,183	267
Grand Canyon Education *	31,260	1,827
Helen of Troy *	7,311	617
Hibbett Sports *(A)	32,092	1,197
Horizon Global *	14,742	354
IMAX *(A)	34,891	1,096
Jack in the Box	23,259	2,597
LCI Industries	7,141	769
Lithia Motors, Cl A (A)	7,805	756
Malibu Boats, Cl A *	50,181	957
MarineMax *	30,184	584
Modine Manufacturing *	19,920	297
Monro Muffler	30,140	1,724
National CineMedia	151,530	2,232
Nexstar Broadcasting Group, Cl A (A)	5,214	330
Nutrisystem	13,973	484
Ollie’s Bargain Outlet Holdings *	16,674	474
Planet Fitness, Cl A	97,650	1,963
Pool	3,974	415
Sally Beauty Holdings *(A)	60,771	1,606
Smith & Wesson Holding *(A)	10,914	230
Spartan Motors	36,523	338
Tenneco *	6,872	429
Texas Roadhouse, Cl A	13,402	646
Tile Shop Holdings *(A)	31,951	625
Titan International	29,275	328
Universal Electronics *	14,941	964
William Lyon Homes, Cl A *(A)	52,582	1,001
Wingstop, Cl A	10,708	317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Winmark	5,247	$662
Wolverine World Wide	44,554	978

		46,439

Consumer Staples — 2.7%
Central Garden & Pet *(A)	44,040	1,457
Chefs’ Warehouse Holdings *	32,217	509
Dean Foods (A)	16,552	361
Freshpet *	39,134	397
Inventure Foods *	58,434	576
Primo Water *	72,867	895
Snyder’s-Lance	32,215	1,235
Spectrum Brands Holdings (A)	17,200	2,104
WD-40 (A)	12,232	1,430

		8,964

Energy — 2.6%
Arch Coal *	3,809	297
Carrizo Oil & Gas *	34,390	1,284
Dril-Quip *	7,089	426
Evolution Petroleum	172,125	1,721
Matador Resources *	14,102	363
Oasis Petroleum *	20,406	309
Oil States International *	11,834	462
PDC Energy, Cl A *	4,399	319
Pioneer Energy Services *	53,568	367
Prothena *(A)	5,671	279
Resolute Energy *	10,522	433
RigNet, Cl A *	44,048	1,020
US Silica Holdings (A)	14,710	834
Whiting Petroleum *	25,338	305

		8,419

Financials — 6.6%
Bats Global Markets	20,135	675
Eagle Bancorp *	36,275	2,211
Evercore Partners, Cl A	34,596	2,377
Financial Engines	31,406	1,154
Franklin Financial Network *	26,807	1,122
Greenhill (A)	13,064	362
Heartland Financial USA	7,021	337
HomeStreet *	8,672	274
Houlihan Lokey, Cl A	19,877	618
Independent Bank Group	5,123	320
National General Holdings	65,405	1,634
PennantPark Investment	116,920	896
Primerica	8,565	592
PrivateBancorp, Cl A	13,870	752
Signature Bank, Cl B *	2,673	401
Stifel Financial *(A)	19,231	960
SVB Financial Group, Cl B *	2,611	448
Trupanion *(A)	24,397	379

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Community Banks	59,215	$1,754
Univest Corp of Pennsylvania	24,833	767
Value Creation *(B)(C)	145,600	57
Western Alliance Bancorp *	11,881	579
Wintrust Financial	32,808	2,381
WisdomTree Investments (A)	63,435	707

		21,757

Health Care — 19.7%
Acadia Healthcare, Cl A *(A)	7,564	250
Accelerate Diagnostics *	20,046	416
Achaogen *(A)	22,208	289
Aclaris Therapeutics *	10,679	290
Adamas Pharmaceuticals *	18,095	306
Aerie Pharmaceuticals *	13,894	526
Aimmune Therapeutics *	23,794	487
Akorn *	41,520	906
Alder Biopharmaceuticals *(A)	11,687	243
Align Technology *	5,145	495
AMAG Pharmaceuticals *(A)	84,966	2,957
AMN Healthcare Services *	88,450	3,401
Amphastar Pharmaceuticals *	18,712	345
Ariad Pharmaceuticals *(A)	24,926	310
Atara Biotherapeutics *	13,830	196
athenahealth *(A)	3,313	348
AtriCure *	24,030	470
Atrion	648	329
Audentes Therapeutics *(A)	15,995	292
Avadel Pharmaceuticals ADR *	79,933	831
Avexis *(A)	6,170	294
BioTelemetry *	24,355	544
Bluebird Bio *	5,084	314
Cambrex *	8,855	478
Capital Senior Living *	111,457	1,789
Cara Therapeutics *(A)	25,000	232
Cardiovascular Systems *	11,721	284
Castlight Health, Cl B *(A)	102,652	508
Catalent *	18,331	494
Chimerix *	95,801	441
CoLucid Pharmaceuticals *	11,969	436
CryoLife	3,611	69
Cynosure, Cl A *	48,083	2,193
DBV Technologies ADR *(A)	16,650	585
DexCom *(A)	4,215	252
Eagle Pharmaceuticals *	3,746	297
Emergent BioSolutions *	9,480	311
Endologix *(A)	66,534	381
Entellus Medical *	9,817	186
Envision Healthcare *	9,271	587
Exact Sciences *(A)	37,331	499
Exelixis *(A)	24,096	359
Glaukos *	21,212	728

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HealthStream *	12,628	$316
Heska *	6,916	495
ICON *	5,561	418
Immunomedics *(A)	84,802	311
INC Research Holdings, Cl A *	55,976	2,944
Inogen *	11,382	765
Insulet *(A)	12,183	459
Integra LifeSciences Holdings *	29,938	2,568
Intercept Pharmaceuticals *(A)	2,649	288
LeMaitre Vascular	41,848	1,060
Ligand Pharmaceuticals *	24,874	2,527
Masimo *	10,738	724
Medicines *(A)	6,330	215
Medidata Solutions *	25,739	1,278
Merit Medical Systems *(A)	23,032	610
Molina Healthcare *	32,339	1,755
NeoGenomics *	90,095	772
Neurocrine Biosciences *	11,354	439
Neuroderm *	23,089	513
Nevro *	15,839	1,151
Novadaq Technologies *	40,323	286
Omnicell *	27,915	946
OraSure Technologies *	46,378	407
Otonomy *	17,505	278
Pacific Biosciences of California *(A)	44,130	168
Parexel International *	4,855	319
Penumbra *	11,840	755
PRA Health Sciences *	25,047	1,381
Premier, Cl A *	13,419	407
Prestige Brands Holdings, Cl A *	78,348	4,082
Quidel *(A)	21,713	465
Radius Health *(A)	8,900	338
REGENXBIO *	14,117	262
Repligen *	16,145	498
Revance Therapeutics *(A)	18,674	387
Spectranetics *	42,350	1,038
Supernus Pharmaceuticals *	67,192	1,697
Syndax Pharmaceuticals *	22,131	159
Synergy Pharmaceuticals *	57,597	351
TESARO *(A)	5,013	674
Ultragenyx Pharmaceutical *(A)	5,005	352
Vanda Pharmaceuticals *	19,858	317
Veracyte *	51,226	396
Versartis *(A)	27,066	403
Vocera Communications *	59,783	1,105
Xencor *	24,590	647
Zeltiq Aesthetics *(A)	22,645	986

		64,660

Industrials — 20.6%
ABM Industries (A)	31,750	1,297
Advisory Board *	10,568	351

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Air Transport Services Group *	65,991	$1,053
Albany International, Cl A	19,483	902
Apogee Enterprises	59,414	3,182
Argan (A)	6,991	493
Astec Industries	35,319	2,383
BWX Technologies, Cl W	28,462	1,130
Carlisle	6,856	756
CEB	29,143	1,766
Clean Harbors *	24,308	1,353
Deluxe	52,531	3,762
Dycom Industries *(A)	15,842	1,272
EMCOR Group	8,079	572
Exponent	24,304	1,465
Forward Air	22,684	1,075
Genesee & Wyoming, Cl A *	5,942	412
Gibraltar Industries *	9,645	402
H&E Equipment Services	24,573	571
Hawaiian Holdings *	7,861	448
Healthcare Services Group (A)	28,473	1,115
Heartland Express (A)	69,741	1,420
Heico, Cl A	19,453	1,321
Heritage-Crystal Clean *	123,630	1,941
Hexcel, Cl A	9,159	471
Hudson Technologies *	120,895	968
Huron Consulting Group *(A)	29,411	1,490
IDEX	9,592	864
InnerWorkings *	131,196	1,292
Insteel Industries	25,309	902
John Bean Technologies, Cl A	34,504	2,966
Kennametal	16,390	512
Keyw Holding, Cl A *(A)	29,544	348
Kirby *	18,499	1,230
Kratos Defense & Security Solutions *	44,145	327
Lincoln Electric Holdings	8,490	651
Masonite International *	2,601	171
MasTec *	53,096	2,031
Mercury Systems *	48,204	1,457
Middleby *	2,422	312
Nordson	3,318	372
NV5 Global *	10,497	351
On Assignment *	61,077	2,697
Park-Ohio Holdings	10,347	441
Patrick Industries *	10,383	792
Paylocity Holding *	9,698	291
Proto Labs *	11,514	591
Quanta Services *	9,776	341
RBC Bearings *	11,730	1,089
Ritchie Bros. Auctioneers	19,105	649
Roadrunner Transportation Systems *	32,205	335
Saia *	13,099	578
SiteOne Landscape Supply *	9,369	325
Skywest	12,077	440

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SP Plus *	57,590	$1,621
Swift Transportation, Cl A *	59,925	1,460
TASER International *(A)	16,155	392
Team *	22,235	873
Tennant	23,944	1,705
Tetra Tech	10,086	435
TriNet Group *	69,193	1,773
TrueBlue *	20,032	494
WageWorks *	31,034	2,250
XPO Logistics *	17,380	750

		67,479

Information Technology — 24.9%
2U *(A)	64,602	1,948
8x8 *	68,857	985
Actua *	39,618	555
Acxiom *	78,734	2,110
Advanced Energy Industries *	17,118	937
Alarm.com Holdings *(A)	14,250	397
Arista Networks *	3,606	349
Aspen Technology *	18,470	1,010
Barracuda Networks *	21,715	465
Blackbaud, Cl A	23,745	1,520
Booz Allen Hamilton Holding, Cl A	41,503	1,497
CalAmp *	150,093	2,176
Callidus Software *	153,824	2,584
Carbonite *	84,575	1,387
Cavium *	43,795	2,735
ChannelAdvisor *	86,990	1,248
Cimpress *(A)	15,231	1,395
Cirrus Logic *	19,141	1,082
Cognex	12,784	813
Coherent *	15,536	2,134
CommVault Systems *	5,416	278
comScore *(A)	15,440	488
Cornerstone OnDemand *	42,728	1,808
CSG Systems International	20,603	997
CTS	17,867	400
Descartes Systems Group *	15,735	337
DST Systems	11,948	1,280
EarthLink Holdings	9,903	56
Ebix (A)	5,905	337
EchoStar, Cl A *	6,541	336
Ellie Mae *(A)	3,899	326
Envestnet *(A)	19,472	686
EPAM Systems *	10,976	706
Euronet Worldwide *	22,470	1,627
Everbridge *	18,488	341
Exa *(A)	71,051	1,091
Fabrinet *	7,648	308
Finisar *	14,470	438
FireEye *	130,514	1,553

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Five9 *	88,365	$1,254
Forrester Research	11,076	476
Globant *	10,180	339
Guidewire Software, Cl Z *	22,112	1,091
Hackett Group	39,383	696
HubSpot *	9,608	452
Impinj *(A)	9,694	343
Instructure *(A)	18,406	360
Integrated Device Technology *	15,975	376
InterDigital	9,942	908
Littelfuse	21,395	3,247
LivePerson *	102,571	774
LogMeIn	28,688	2,770
Lumentum Holdings *	62,654	2,422
MAXIMUS	28,989	1,617
Mesa Laboratories	3,255	400
Methode Electronics	8,223	340
Microsemi *	41,312	2,230
MINDBODY, Cl A *(A)	15,361	327
MKS Instruments	6,038	359
Monolithic Power Systems	39,782	3,259
Nanometrics *	13,953	350
NETGEAR *	5,609	305
New Relic *(A)	11,587	327
Oclaro *	65,259	584
Pandora Media *(A)	31,159	406
PDF Solutions *	95,513	2,154
Perficient *	71,656	1,253
Proofpoint *	32,437	2,292
Q2 Holdings *	44,277	1,277
RealPage *	31,702	951
RingCentral, Cl A *	20,574	424
Rudolph Technologies *	22,408	523
Science Applications International	4,435	376
Shutterstock *(A)	10,143	482
Silicon Laboratories *	13,478	876
SPS Commerce *	6,060	424
Stratasys *(A)	24,527	406
Take-Two Interactive Software, Cl A *	24,943	1,229
Tessera Holding	8,303	367
TrueCar *(A)	25,413	318
TTM Technologies *(A)	29,026	396
Tyler Technologies *	5,937	848
Virtusa *	11,781	296

		81,624

Materials — 3.8%
Berry Plastics Group *	47,512	2,315
Chemours	14,528	321
Clearwater Paper *	4,891	321
Commercial Metals, Cl A	14,512	316
Ingevity *	16,086	883

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Innospec	6,783	$465
KapStone Paper and Packaging	14,711	324
Kraton *(A)	25,077	714
Neenah Paper, Cl A	6,232	531
PolyOne	29,629	949
Scotts Miracle-Gro, Cl A	3,351	320
Sensient Technologies	25,375	1,994
Summit Materials, Cl A *	77,130	1,835
Trinseo	5,810	345
US Concrete *	7,864	515
Worthington Industries	5,716	271

		12,419

Real Estate — 1.1%
Armada Hoffler Properties ‡	22,660	330
CoreSite Realty ‡	8,939	709
Jernigan Capital	35,368	745
National Storage Affiliates Trust	83,885	1,851

		3,635

Total Common Stock (Cost $289,899) ($ Thousands)		315,396
	Number of Rights

RIGHTS — 0.0%

Dyax, Expires 12/31/2019	7,184	–

Durata Therapeutics ‡‡	8,500	–
Total Rights (Cost $–) ($ Thousands)		–
	Shares

AFFILIATED PARTNERSHIP — 9.0%
SEI Liquidity Fund, L.P.

0.660% **†(D)	29,444,412	29,445

Total Affiliated Partnership (Cost $29,444) ($ Thousands)		29,445

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	13,570,904	$13,571

Total Cash Equivalent (Cost $13,571) ($ Thousands)		13,571

Total Investments — 109.2% (Cost $332,914) ($ Thousands) @		$358,412

Percentages are based on Net Assets of $328,112 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $27,141 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of December 31, 2016 was $57 ($ Thousands) and represented 0.0% of the net assets of the Fund.
(C)	Securities considered restricted. The total market value of such securities as of December 31, 2016 was $57 ($ Thousands) and represented 0.0% of the net assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $29,445 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $332,914 ($ Thousands), and the unrealized appreciation and depreciation were $42,256 ($ Thousands) and $(16,758) ($Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Small Cap Growth Fund (Concluded)

The restricted security held by the Fund as of December 31, 2016, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Value Creation	145,600	08/10/06	08/10/06	$1,491	$57	0.0%

				$1,491	$57	0.0%

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$315,339	$–	$57	$315,396
Rights	–	–	–	–
Affiliated Partnership	–	29,445	–	29,445
Cash Equivalent	13,571	–	–	13,571

Total Investments in Securities	$328,910	$29,445	$57	$358,412

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended December 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value at 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$31,161	$23,820	$(25,537)	$ —	$1	$29,445	$157
SEI Daily Income Trust, Government Fund, Cl A	12,401	25,560	(24,390)	—	—	13,571	8

Totals	$43,562	$49,380	$(49,927)	$—	$1	$43,016	$165

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Consumer Discretionary — 10.9%
Aaron’s	41,041	$1,313
American Axle & Manufacturing Holdings *	33,147	640
American Eagle Outfitters (A)	109,573	1,662
American Public Education *	4,655	114
Aramark (A)	26,644	952
Asbury Automotive Group *	7,886	487
Autoliv (A)	7,000	792
Big 5 Sporting Goods	33,898	588
Big Lots (A)	81,979	4,116
Biglari Holdings *	842	398
Bloomin’ Brands (A)	47,656	859
Boyd Gaming *	39,566	798
Bright Horizons Family Solutions *	24,221	1,696
Brinker International (A)	13,105	649
Buffalo Wild Wings *	10,146	1,567
Burlington Stores *	21,198	1,797
Career Education *	30,241	305
Cato, Cl A	7,451	224
Cinemark Holdings	15,041	577
Cooper Tire & Rubber (A)	40,319	1,566
Cooper-Standard Holdings *	8,000	827
Core-Mark Holding, Cl A (A)	19,658	847
Dana	26,587	505
Dave & Buster’s Entertainment *	51,024	2,873
Del Frisco’s Restaurant Group *	22,091	376
Dick’s Sporting Goods	13,686	727
Dillard’s, Cl A (A)	12,641	792
DineEquity	3,910	301
Domino’s Pizza	2,231	355
DSW, Cl A	30,927	701
Duluth Holdings, Cl B *(A)	10,916	277
Express *	10,900	117
Five Below *(A)	37,142	1,484
Francesca’s Holdings *	13,694	247
GameStop, Cl A (A)	25,596	647
Gannett	87,589	850
GNC Holdings, Cl A	45,112	498
Grand Canyon Education *	10,690	625
Hasbro (A)	8,180	636
Haverty Furniture	16,178	383
IMAX *	43,634	1,370
Installed Building Products *(A)	26,555	1,097
Interpublic Group	32,406	759
Jack in the Box	8,288	925
John Wiley & Sons, Cl A	7,029	383
K12 *	27,523	472
Kohl’s (A)	12,361	610
Lear	15,285	2,023
Libbey	18,365	357
Lions Gate Entertainment, Cl A *(A)	6,391	172
Lions Gate Entertainment, Cl B *(A)	21,195	520

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lithia Motors, Cl A (A)	46,503	$4,503
LKQ *	27,930	856
Marriott Vacations Worldwide (A)	16,786	1,424
Michaels *	14,025	287
Murphy USA *(A)	7,798	479
National CineMedia	73,231	1,079
New Media Investment Group	18,607	298
Newell Brands, Cl B	20,677	923
Nexstar Broadcasting Group, Cl A (A)	37,941	2,402
Office Depot	263,339	1,190
Ollie’s Bargain Outlet Holdings *	40,289	1,146
Oxford Industries, Cl A (A)	4,192	252
Pinnacle Entertainment *	27,626	401
Planet Fitness, Cl A *(A)	65,273	1,312
Pool	32,128	3,352
Ruth’s Chris Steak House	19,292	353
Six Flags Entertainment	25,695	1,541
Skechers U.S.A., Cl A *	52,203	1,283
Smith & Wesson Holding *(A)	13,563	286
SodaStream International *	27,299	1,078
Sturm Ruger (A)	9,724	512
Tempur Sealy International *(A)	13,410	916
Tenneco *(A)	28,072	1,754
Texas Roadhouse, Cl A	41,896	2,021
Tile Shop Holdings *	63,059	1,233
Tower International	14,866	421
Ulta Salon Cosmetics & Fragrance *	3,283	837
Vail Resorts	12,485	2,014
Vista Outdoor *	457	17
Visteon *	11,497	924
Wendy’s (A)	180,995	2,447
Whirlpool	5,200	945
Wolverine World Wide (A)	49,317	1,083
Zoe’s Kitchen *(A)	13,000	312

		83,737

Consumer Staples — 3.2%
AdvancePierre Foods Holdings (A)	15,234	454
Andersons	37,014	1,655
B&G Foods, Cl A (A)	18,221	798
Bunge	9,041	653
Central Garden & Pet, Cl A *	72,303	2,234
Chefs’ Warehouse Holdings *	37,407	591
Dean Foods	32,894	716
elf Beauty *	17,977	520
Energizer Holdings	10,900	486
Fresh Del Monte Produce	10,000	606
Freshpet *(A)	91,090	925
Ingredion	7,843	980
J&J Snack Foods	7,030	938
John B Sanfilippo & Son (A)	6,294	443
Kroger	19,039	657

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lamb Weston Holdings	34,188	$1,294
Molson Coors Brewing, Cl B	6,535	636
Omega Protein *	58,708	1,471
Pinnacle Foods	21,455	1,147
Post Holdings *	5,128	412
Sanderson Farms (A)	8,462	797
Snyder’s-Lance (A)	17,297	663
SpartanNash	14,576	576
Spectrum Brands Holdings	9,521	1,165
SUPERVALU *	166,585	778
US Foods Holding *	58,773	1,615
USANA Health Sciences *	4,731	290
WhiteWave Foods, Cl A *	14,281	794

		24,294

Energy — 5.8%
Callon Petroleum *	177,366	2,726
Carrizo Oil & Gas *(A)	44,145	1,649
Concho Resources *	20,638	2,737
Contango Oil & Gas *	29,732	278
Diamondback Energy, Cl A *	6,772	684
Energen *	6,200	358
Forum Energy Technologies *(A)	84,293	1,854
Matador Resources *(A)	34,174	880
McDermott International *	118,366	875
Newfield Exploration *	30,595	1,239
Oasis Petroleum *	62,111	940
Oil States International *(A)	61,495	2,398
Parsley Energy, Cl A *	64,904	2,287
Patterson-UTI Energy	70,106	1,887
PBF Energy, Cl A (A)	132,441	3,692
PDC Energy, Cl A *	9,291	674
Pioneer Natural Resources	2,474	446
Prothena *(A)	12,641	622
Rowan, Cl A *(A)	73,149	1,382
RSP Permian *	8,397	375
Seadrill *(A)	246,615	841
Southwestern Energy *(A)	240,837	2,606
Superior Energy Services *(A)	54,184	915
Tesoro (A)	7,278	636
Tidewater, Cl A *(A)	357,236	1,218
Transocean *(A)	158,803	2,341
US Silica Holdings (A)	26,082	1,478
Western Refining	49,288	1,866
Whiting Petroleum *	164,769	1,981
World Fuel Services	52,732	2,421
WPX Energy *	20,804	303

		44,589

Financials — 17.2%
1st Source	9,000	402
Affiliated Managers Group *	12,845	1,866

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AGNC Investment	16,769	$304
Allied World Assurance Holdings	12,900	693
Allstate	7,797	578
Ambac Financial Group *	16,901	380
American Equity Investment Life Holding	164,659	3,711
American Financial Group	13,800	1,216
Ameriprise Financial	4,701	522
Amerisafe	1,639	102
AmTrust Financial Services	8,103	222
Arch Capital Group *	3,676	317
Argo Group International Holdings	5,428	358
Artisan Partners Asset Management, Cl A (A)	12,200	363
Aspen Insurance Holdings	8,500	468
Assurant	13,379	1,242
Assured Guaranty	12,310	465
Axis Capital Holdings	2,535	165
Banc of California (A)	39,554	686
BancFirst	4,048	377
Bancorp *	175,104	1,376
Bank of the Ozarks (A)	26,740	1,406
Beneficial Bancorp	71,421	1,314
BGC Partners, Cl A	251,172	2,570
Capitol Federal Financial	116,787	1,922
CBOE Holdings	13,572	1,003
Central Pacific Financial	15,480	486
Chemical Financial	17,703	959
CNO Financial Group	55,102	1,055
Columbia Banking System (A)	77,842	3,478
Dime Community Bancshares	17,964	361
E*Trade Financial *	11,727	406
Eagle Bancorp *(A)	33,168	2,022
East West Bancorp	36,967	1,879
Employers Holdings	17,888	708
Endurance Specialty Holdings	18,808	1,738
Enterprise Financial Services	9,147	393
Erie Indemnity, Cl A (A)	3,112	350
Essent Group *	16,840	545
EverBank Financial, Cl A	45,939	894
Evercore Partners, Cl A	15,008	1,031
Everest Re Group	8,870	1,919
FBL Financial Group, Cl A (A)	3,708	290
Federal Agricultural Mortgage, Cl C	7,433	426
Federated Investors, Cl B	23,552	666
Fidelity Southern	20,478	485
First American Financial	11,324	415
First Citizens BancShares, Cl A	1,150	408
First Commonwealth Financial	164,711	2,336
First Interstate BancSystem, Cl A (A)	19,006	809
FirstCash	24,781	1,165
Flagstar Bancorp *	10,945	295
FNB (Pennsylvania) (A)	227,000	3,639
FNFV Group *	32,120	440

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genworth Financial, Cl A *	70,588	$269
Green Dot, Cl A *	111,315	2,621
Greenhill (A)	25,986	720
Hanover Insurance Group, Cl A	34,803	3,167
Heartland Financial USA	14,677	705
Heritage Financial	15,795	407
Heritage Insurance Holdings (A)	25,729	403
Hilltop Holdings	15,949	475
HomeStreet *(A)	10,500	332
Horace Mann Educators, Cl A (A)	22,271	953
Houlihan Lokey, Cl A	42,219	1,314
Huntington Bancshares	168,828	2,232
Infinity Property & Casualty	6,577	578
International Bancshares	20,180	823
INTL. FCStone *	11,359	450
Investors Bancorp	57,756	806
LPL Financial Holdings (A)	51,260	1,805
Maiden Holdings (A)	21,978	384
MarketAxess Holdings	3,601	529
MB Financial (A)	63,446	2,997
MGIC Investment *	217,483	2,216
Nasdaq, Cl A	5,050	339
National General Holdings	12,185	305
OFG Bancorp	327,331	4,288
PacWest Bancorp (A)	106,993	5,825
Piper Jaffray *(A)	8,894	645
Popular	70,105	3,072
Primerica (A)	4,255	294
PrivateBancorp, Cl A	20,103	1,089
ProAssurance (A)	13,401	753
Prosperity Bancshares (A)	25,706	1,845
Raymond James Financial	32,300	2,237
Reinsurance Group of America, Cl A	13,096	1,648
RenaissanceRe Holdings	1,520	207
Santander Consumer USA Holdings *	72,743	982
Selective Insurance Group	45,314	1,951
ServisFirst Bancshares (A)	15,218	570
Signature Bank, Cl B *	11,813	1,774
SLM *	260,629	2,872
Starwood Property Trust ‡(A)	138,635	3,043
Stifel Financial *	20,530	1,025
SVB Financial Group, Cl B *(A)	10,502	1,803
Synovus Financial	17,477	718
TCF Financial	73,264	1,435
Universal Insurance Holdings (A)	4,044	115
Unum Group	29,327	1,288
Validus Holdings	15,363	845
Voya Financial	53,770	2,109
Waddell & Reed Financial, Cl A (A)	19,784	386
Walker & Dunlop *(A)	12,464	389
Webster Financial (A)	3,768	205
Western Alliance Bancorp *	71,507	3,483

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WSFS Financial	28,005	$1,298
Zions Bancorporation	115,555	4,973

		131,623

Health Care — 10.1%
ABIOMED *	8,661	976
Acadia Healthcare, Cl A *(A)	19,616	649
Adamas Pharmaceuticals *(A)	24,345	411
Aerie Pharmaceuticals *	21,500	814
Aimmune Therapeutics *(A)	26,200	536
Air Methods *(A)	48,340	1,540
Akorn *	28,013	611
Alder Biopharmaceuticals *(A)	6,559	136
Alere *	3,176	124
Align Technology *	26,782	2,575
Alkermes *(A)	18,834	1,047
AmerisourceBergen	6,015	470
Amicus Therapeutics *	35,883	178
Analogic (A)	10,906	905
Ariad Pharmaceuticals *	23,349	290
Cambrex *	16,607	896
Charles River Laboratories International *	14,525	1,107
Chemed (A)	14,754	2,367
DBV Technologies ADR *	13,557	476
DENTSPLY SIRONA	12,999	750
DexCom *(A)	23,754	1,418
Eagle Pharmaceuticals *(A)	9,152	726
Emergent BioSolutions *(A)	22,444	737
Ensign Group (A)	16,233	360
Envision Healthcare *	21,465	1,358
Exelixis *	75,929	1,132
Five Prime Therapeutics *(A)	12,958	649
Glaukos *	20,896	717
GW Pharmaceuticals ADR *(A)	3,127	349
HealthSouth (A)	50,990	2,103
Hologic *	13,937	559
Humana	5,500	1,122
ICON *(A)	30,197	2,271
ICU Medical *(A)	5,669	835
Idexx Laboratories *	6,675	783
INC Research Holdings, Cl A *	21,959	1,155
Incyte *	3,300	331
Integra LifeSciences Holdings *(A)	50,072	4,296
Lannett *(A)	194,643	4,292
LHC Group *	8,754	400
LifePoint Health *(A)	5,888	334
Ligand Pharmaceuticals *(A)	47,909	4,868
Magellan Health *	8,334	627
Masimo *	15,397	1,038
Medicines *(A)	16,794	570
Medidata Solutions *(A)	9,748	484
MEDNAX *(A)	4,845	323

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mettler Toledo International *(A)	411	$172
MiMedx Group *(A)	117,613	1,042
Molina Healthcare *	23,101	1,253
Neurocrine Biosciences *	5,062	196
Nevro *(A)	19,869	1,444
NuVasive *	15,376	1,036
Omnicell *	13,181	447
Otonomy *(A)	21,739	346
Owens & Minor	5,922	209
Parexel International *	30,747	2,021
Penumbra *(A)	19,555	1,248
PerkinElmer	12,707	663
PRA Health Sciences *	7,160	395
Premier, Cl A *(A)	18,799	571
Quintiles Transnational *	31,043	2,361
Radius Health *(A)	16,370	623
Sage Therapeutics *(A)	15,894	811
Seattle Genetics *(A)	12,708	671
Teleflex (A)	3,980	641
TESARO *(A)	12,579	1,692
Triple-S Management, Cl B *	13,520	280
Ultragenyx Pharmaceutical *(A)	9,717	683
United Therapeutics *(A)	14,367	2,061
VCA *	7,484	514
WellCare Health Plans *	13,221	1,812
West Pharmaceutical Services (A)	8,588	728
Wright Medical Group *(A)	25,148	578
Zeltiq Aesthetics *(A)	52,983	2,306

		77,499

Industrials — 17.0%
AAR	13,157	435
Acacia Research *	246,188	1,600
ACCO Brands *	195,035	2,545
Acuity Brands (A)	5,691	1,314
Alaska Air Group	16,037	1,423
Allegiant Travel, Cl A	2,338	389
Allison Transmission Holdings	8,675	292
AO Smith	28,088	1,330
ArcBest	36,582	1,011
Astec Industries	11,258	759
Atlas Air Worldwide Holdings *	58,031	3,026
Beacon Roofing Supply *	11,074	510
Briggs & Stratton (A)	16,366	364
BWX Technologies, Cl W	120,611	4,788
Carlisle	34,980	3,858
CEB (A)	18,361	1,113
Chicago Bridge & Iron	17,787	565
Cintas	12,501	1,445
CIRCOR International (A)	26,277	1,705
Colfax *(A)	21,967	789
Comfort Systems USA	16,668	555

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Copa Holdings, Cl A (A)	5,789	$526
Copart *	6,297	349
Crane, Cl A	40,914	2,951
Curtiss-Wright	15,306	1,506
Deluxe (A)	11,400	816
Dun & Bradstreet	8,152	989
DXP Enterprises *	12,853	447
Dycom Industries *(A)	24,779	1,990
EMCOR Group	28,342	2,005
Engility Holdings *(A)	23,184	781
Ennis	17,626	306
Franklin Electric	29,138	1,133
G&K Services	16,788	1,619
Genesee & Wyoming, Cl A *	66,657	4,627
Gibraltar Industries *	7,772	324
Global Brass & Copper Holdings	11,651	400
Greenbrier (A)	22,252	925
H&E Equipment Services	57,190	1,330
Hawaiian Holdings *	26,352	1,502
HD Supply Holdings *	29,102	1,237
Hexcel, Cl A (A)	24,458	1,258
HNI	13,162	736
Huntington Ingalls Industries, Cl A	9,530	1,755
Hyster-Yale Materials Handling	2,559	163
IDEX (A)	18,517	1,668
ITT	39,641	1,529
Jacobs Engineering Group *	6,039	344
JetBlue Airways *	77,930	1,747
John Bean Technologies, Cl A	7,131	613
Kadant	25,142	1,539
Kaman, Cl A	24,889	1,218
KAR Auction Services	92,593	3,946
KBR	54,785	914
Kennametal	60,723	1,898
Kirby *(A)	10,478	697
Knoll, Cl B	13,459	376
L-3 Communications Holdings	7,300	1,110
LB Foster, Cl A	75,966	1,033
Lincoln Electric Holdings (A)	26,905	2,063
LSC Communications	1,800	53
ManpowerGroup	25,113	2,232
MasTec *	39,850	1,524
Matson (A)	4,439	157
Meritor *	119,937	1,490
Middleby *	18,822	2,424
MRC Global *	20,993	425
MSA Safety (A)	10,698	742
MYR Group *	12,505	471
Nordson (A)	4,722	529
Old Dominion Freight Line, Cl A *(A)	25,477	2,186
On Assignment *	8,718	385
Orbital ATK	6,990	613

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oshkosh Truck	40,521	$2,618
Owens Corning	7,414	382
Paylocity Holding *(A)	15,599	468
Quad Graphics	10,996	296
Quanta Services *	51,238	1,786
RBC Bearings *(A)	14,377	1,334
Resources Connection	20,994	404
Roadrunner Transportation Systems *	51,418	534
Robert Half International	29,700	1,449
RPX *	31,949	345
Ryder System	8,900	663
Saia *	9,826	434
SiteOne Landscape Supply *	17,957	624
Skywest	25,407	926
Spirit AeroSystems Holdings, Cl A	28,103	1,640
Spirit Airlines *	13,935	806
Supreme Industries, Cl A	3,942	62
Swift Transportation, Cl A *	28,950	705
Teledyne Technologies *(A)	20,481	2,519
Terex	16,064	507
Tetra Tech	16,037	692
Toro	10,348	579
TransDigm Group *(A)	1,961	488
Trinity Industries	60,530	1,680
Triumph Group (A)	84,901	2,250
TrueBlue *	18,524	457
Unifirst	644	93
United Rentals *	23,654	2,497
Universal Forest Products	12,300	1,257
Vectrus *	18,138	433
Wabash National (A)	41,485	656
Wabtec (A)	3,600	299
WageWorks *	8,366	607
Waste Connections	8,657	680
Watsco (A)	3,339	495
Wesco Aircraft Holdings *(A)	184,694	2,761
WESCO International *	8,044	535
XPO Logistics *(A)	24,131	1,041
Xylem	18,430	913

		130,332

Information Technology — 16.8%
2U *(A)	40,016	1,206
ACI Worldwide *(A)	50,460	916
Advanced Energy Industries *	15,785	864
Amkor Technology *	67,207	709
Anixter International *	8,924	723
Ansys *(A)	3,217	297
Arista Networks *(A)	10,666	1,032
Arrow Electronics, Cl A *	4,925	351
Aspen Technology *	51,594	2,821
Avnet	8,652	412

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Belden (A)	9,878	$739
Benchmark Electronics *(A)	25,072	765
Black Box	54,931	838
Blackbaud, Cl A (A)	3,876	248
Blackhawk Network Holdings, Cl A *	60,530	2,280
Bottomline Technologies *(A)	43,740	1,094
Broadcom	9,282	1,641
Broadridge Financial Solutions	2,274	151
Brocade Communications Systems	38,812	485
Cadence Design Systems *	54,862	1,384
Cardtronics *	5,588	305
CDW	10,820	564
Cimpress *	10,766	986
Cirrus Logic *	20,812	1,177
Cognex	9,843	626
Coherent *	3,990	548
CommScope Holding *	19,669	732
CommVault Systems *	39,535	2,032
Convergys	43,910	1,078
CoStar Group *(A)	10,197	1,922
CSG Systems International	16,700	808
CSRA	40,204	1,280
Cypress Semiconductor (A)	244,827	2,801
Dolby Laboratories, Cl A	52,896	2,390
Electronic Arts *	13,002	1,024
Electronics For Imaging *(A)	16,299	715
Ellie Mae *	5,837	488
Entegris *	26,270	470
EPAM Systems *	8,391	540
Euronet Worldwide *	231	17
EVERTEC	26,595	472
ExlService Holdings *	7,327	370
Fair Isaac (A)	4,845	578
FARO Technologies *	9,983	359
Fidelity National Information Services, Cl B	12,186	922
First Data, Cl A *	71,512	1,015
Gartner *	1,518	153
Gigamon *	11,406	520
Global Payments	5,841	405
Guidewire Software, Cl Z *	25,541	1,260
Harris	11,700	1,199
HubSpot *(A)	14,805	696
IAC *	49,937	3,235
II-VI *	22,364	663
Inphi *	24,989	1,115
Insight Enterprises *	21,641	875
InterDigital	25,842	2,361
Intersil, Cl A	28,169	628
InterXion Holding *	26,628	934
Ixia *	24,958	402
j2 Global (A)	28,988	2,371
Jabil Circuit	58,685	1,389

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Keysight Technologies *	66,207	$2,421
Leidos Holdings	24,667	1,261
Littelfuse	16,324	2,477
LogMeIn *	26,552	2,564
Lumentum Holdings *	17,046	659
Manhattan Associates *(A)	10,280	545
Marvell Technology Group	37,611	522
Match Group *(A)	16,714	286
MaxLinear, Cl A *	56	1
Mentor Graphics	16,556	611
Methode Electronics	11,078	458
Microchip Technology	13,708	879
Microsemi *	64,495	3,481
MKS Instruments	19,390	1,152
Monolithic Power Systems	22,891	1,875
NCR *	39,528	1,603
NETGEAR *	16,427	893
NeuStar, Cl A *	33,084	1,105
Nutanix, Cl A *(A)	1,638	43
Oclaro *	92,714	830
ON Semiconductor *(A)	42,625	544
Open Text	33,008	2,040
Orbotech *	53,910	1,801
OSI Systems *(A)	24,124	1,836
Palo Alto Networks *(A)	4,182	523
Pandora Media *(A)	65,009	848
Paycom Software *(A)	9,028	411
Photronics *	15,535	176
Proofpoint *(A)	20,816	1,471
PTC *	29,582	1,369
Q2 Holdings *(A)	40,997	1,183
Qorvo *(A)	10,870	573
RetailMeNot *	42,858	399
RingCentral, Cl A *	69,691	1,436
Rubicon Project *	21,056	156
Sanmina *	44,469	1,630
Scansource *	8,785	354
Science Applications International	11,933	1,012
Shopify, Cl A *	16,098	690
Silicon Laboratories *	19,462	1,265
Silicon Motion Technology ADR	28,146	1,196
Sonus Networks *	24,298	153
Square, Cl A *	39,486	538
SS&C Technologies Holdings	17,556	502
Super Micro Computer *(A)	14,225	399
Sykes Enterprises *	20,228	584
SYNNEX	9,640	1,167
Synopsys *	20,308	1,195
Take-Two Interactive Software, Cl A *	50,559	2,492
Tech Data *	11,750	995
Teradyne	40,298	1,024
Tessera Holding	15,131	669

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trimble *	15,275	$460
TTM Technologies *	25,256	344
Tyler Technologies *(A)	4,765	680
Ultimate Software Group *	10,632	1,939
VeriFone Holdings *	201,764	3,577
Web.com Group *	7,718	163
WEX *	5,448	608
Xilinx	6,572	397
Yelp, Cl A *	17,430	665
Zebra Technologies, Cl A *(A)	54,543	4,678

		129,189

Materials — 6.1%
Albemarle	25,763	2,218
Ashland Global Holdings	2,600	284
Avery Dennison	24,778	1,740
Ball	4,183	314
Bemis	2,836	136
Berry Plastics Group *(A)	41,193	2,007
Boise Cascade *	11,353	255
Cabot	24,685	1,248
Chemtura *	13,358	443
Cliffs Natural Resources *	19,093	161
Commercial Metals, Cl A	13,920	303
Compass Minerals International, Cl A (A)	7,032	551
Crown Holdings *	14,143	743
Eagle Materials	15,439	1,521
FMC	75,514	4,271
Greif, Cl A	9,413	483
Headwaters, Cl A *	74,757	1,758
Huntsman	23,455	448
LSB Industries *(A)	234,335	1,973
Materion	12,245	485
Minerals Technologies	13,983	1,080
Neenah Paper, Cl A	14,000	1,193
Olympic Steel	8,502	206
Owens-Illinois *	84,731	1,475
Packaging Corp of America	10,242	869
PolyOne	61,364	1,966
Rayonier Advanced Materials	43,416	671
Ryerson Holding *	16,447	220
Schulman A	79,748	2,668
Schweitzer-Mauduit International	14,121	643
Scotts Miracle-Gro, Cl A	8,496	812
Sensient Technologies	16,062	1,262
Silgan Holdings (A)	33,676	1,724
Steel Dynamics	42,104	1,498
Stepan	6,908	563
Summit Materials, Cl A *	41,621	990
Trinseo	11,809	700
United States Steel	139,213	4,595
Valvoline (A)	45,659	982

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westlake Chemical	5,287	$296
Worthington Industries (A)	20,346	965

		46,720

Real Estate — 5.9%
Alexandria Real Estate Equities ‡(A)	10,497	1,167
American Campus Communities ‡(A)	25,659	1,277
American Homes 4 Rent, Cl A ‡	62,696	1,315
Armada Hoffler Properties ‡	28,819	420
Care Capital Properties ‡	40,016	1,000
CBL & Associates Properties ‡(A)	108,957	1,253
Chesapeake Lodging Trust ‡	35,476	917
Colony Starwood Homes ‡	55,091	1,587
CoreCivic	115,755	2,831
CoreSite Realty ‡(A)	5,244	416
CyrusOne ‡(A)	32,312	1,445
DiamondRock Hospitality ‡(A)	151,808	1,750
Douglas Emmett ‡(A)	4,298	157
DuPont Fabros Technology ‡(A)	19,665	864
Education Realty Trust ‡	26,024	1,101
EPR Properties, Cl A ‡(A)	28,400	2,038
Equity One, Cl A ‡	16,882	518
Forest City Realty Trust, Cl A ‡	22,450	468
Franklin Street Properties ‡	57,467	745
Gaming and Leisure Properties ‡	66,751	2,044
Hersha Hospitality Trust, Cl A ‡(A)	66,533	1,431
HFF, Cl A *	22,422	678
Highwoods Properties ‡	53,933	2,751
Hospitality Properties Trust ‡(A)	46,609	1,479
Howard Hughes *(A)	31,877	3,637
InfraREIT ‡	22,079	395
Jones Lang LaSalle	13,217	1,336
LaSalle Hotel Properties ‡(A)	31,300	954
Life Storage	1,800	154
Medical Properties Trust ‡(A)	190,106	2,338
Mid-America Apartment Communities ‡	8,042	788
QTS Realty Trust, Cl A ‡(A)	16,731	831
Realogy Holdings	62,177	1,600
RLJ Lodging Trust ‡(A)	42,488	1,041
Ryman Hospitality Properties (A)	14,227	896
Summit Hotel Properties ‡	40,648	652
Sun Communities ‡	1,825	140
Sunstone Hotel Investors ‡(A)	59,555	908

		45,322

Telecommunication Services — 0.5%
ATN International	4,598	368
Cincinnati Bell *	19,544	437
Cogent Communications Holdings (A)	21,690	897
Telephone & Data Systems	12,589	363
Vonage Holdings *	147,870	1,013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zayo Group Holdings *	27,080	$890

		3,968

Utilities — 2.2%
Alliant Energy	2,400	91
Aqua America	12,479	375
Atmos Energy	20,484	1,519
Avista	21,700	868
Black Hills, Cl A (A)	6,055	371
CMS Energy	17,866	744
Great Plains Energy	89,409	2,445
Hawaiian Electric Industries (A)	19,388	641
Idacorp, Cl A	10,909	879
National Fuel Gas (A)	19,648	1,113
ONE Gas	13,697	876
Portland General Electric	43,378	1,880
SCANA	10,356	759
SJW	15,352	859
Southwest Gas	15,642	1,198
UGI	35,168	1,621
Vectren	7,055	368

		16,607

Total Common Stock (Cost $507,820) ($ Thousands)		733,880

	Number of Rights

RIGHTS — 0.0%
United States — 0.0%
Central European Media Enterprises *‡‡	53	–
Chelseea Therapeutics International CVR *‡‡	3,004	–
Dyax, Expires 12/31/2019 *	6,884	–
Endo Pharmaceuticals *‡‡	1,900	–
Safeway CVR - Casa Ley *‡‡	11,400	12
Safeway CVR - PDC *‡‡	11,400	–

Total Rights (Cost $—) ($ Thousands)		12

	Shares

AFFILIATED PARTNERSHIP — 28.9%
SEI Liquidity Fund, L.P. 0.660% **†(B)	221,948,913	221,947

Total Affiliated Partnership (Cost $221,949) ($ Thousands)		221,947

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	33,405,817	$33,406

Total Cash Equivalent (Cost $33,406) ($ Thousands)		33,406

Total Investments — 129.0% (Cost $763,175) ($ Thousands) @		$989,245

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	36	Mar-2017	$(33)
S&P Mid Cap 400 Index E-MINI	15	Mar-2017	(35)

			$(68)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $767,068 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $215,208 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $221,947 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

S&P— Standard & Poor’s

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $763,175 ($ Thousands), and the unrealized appreciation and depreciation were $228,285 ($ Thousands) and $(2,215) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$733,880	$–	$–	$733,880
Rights	–	12	–	12
Affiliated Partnership	–	221,947	–	221,947
Cash Equivalent	33,406	–	–	33,406

Total Investments in Securities	$767,286	$221,959	$–	$989,245

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(68)	$—	$—	$(68)

Total Other Financial Instruments	$(68)	$—	$—	$(68)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$180,708	$316,358	$(275,116)	$(1)	$(2)	$221,947	$250
SEI Daily Income Trust, Government Fund, Cl A	33,689	60,864	(61,147)	—	—	33,406	18

Totals	$214,397	$377,222	$(336,263)	$(1)	$(2)	$255,353	$268

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.1%

Consumer Discretionary — 13.0%
Aramark	15,900	$568
Bed Bath & Beyond (A)	12,300	500
Best Buy	17,800	760
Cinemark Holdings	9,100	349
Cooper-Standard Holdings *	4,600	476
Dick’s Sporting Goods	9,000	478
Discovery Communications, Cl A *(A)	1,900	52
Discovery Communications, Cl C *	10,500	281
DR Horton	19,100	522
Express *	3,300	36
Extended Stay America	26,300	425
Foot Locker, Cl A	1,400	99
FTD *	3,100	74
GameStop, Cl A (A)	6,900	174
Genuine Parts	4,900	468
International Game Technology	4,000	102
Kohl’s (A)	11,083	547
Lear	5,300	702
Lennar, Cl A	2,600	112
Lennar, Cl B	3,000	104
Liberty Interactive QVC Group, Cl A *	29,700	593
LKQ *	7,200	221
Macy’s	18,200	652
NACCO Industries, Cl A	2,600	235
PVH	5,700	514
Ross Stores	12,000	787
Staples	22,800	206
TEGNA	16,900	361
Thor Industries	3,200	320
Ulta Salon Cosmetics & Fragrance *	2,400	612
Viacom, Cl B	14,800	519
Wyndham Worldwide	6,700	512

		12,361

Consumer Staples — 5.4%
Blue Buffalo Pet Products *(A)	6,600	159
Bunge	9,500	686
Campbell Soup	5,700	345
Clorox	5,300	636
ConAgra Foods	15,900	629
Dr Pepper Snapple Group	7,600	689
Ingredion	4,200	525
JM Smucker	4,800	615
Lamb Weston Holdings	5,300	200
Tyson Foods, Cl A	11,600	715

		5,199

Energy — 5.2%
Consol Energy *(A)	21,000	383
Energen *	8,900	513
Ensco, Cl A	28,600	278

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil	3,800	$66
Marathon Petroleum	19,200	967
Newfield Exploration *	13,200	534
Noble Energy	17,200	655
Oneok	7,100	408
QEP Resources *	25,200	464
Tesoro	7,800	682

		4,950

Financials — 11.1%
Alleghany *	580	353
American Financial Group	6,900	608
Ameriprise Financial	5,800	643
Annaly Capital Management ‡	54,600	544
Chimera Investment ‡	30,540	520
Citizens Financial Group	22,300	794
East West Bancorp	10,700	544
Fifth Third Bancorp	11,600	313
Financial Institutions	900	31
Flagstar Bancorp *	1,700	46
Genworth Financial, Cl A *	9,700	37
Heartland Financial USA	2,200	106
Invesco	15,800	479
Loews	6,400	300
Old Republic International	27,400	521
Popular	9,800	429
Progressive	7,900	280
Raymond James Financial	10,600	734
SunTrust Banks	18,200	998
Synchrony Financial	25,700	932
Unum Group	17,200	756
XL Group	16,200	604

		10,572

Health Care — 9.6%
Align Technology *	1,600	154
Boston Scientific *	18,900	409
Bruker BioSciences	21,200	449
C.R. Bard	3,300	741
Cerner *	13,400	635
Edwards Lifesciences, Cl A *	4,000	375
Hill-Rom Holdings	7,900	443
Hologic *	16,600	666
IDEXX Laboratories *	5,100	598
Incyte *	7,700	772
Intuitive Surgical *	1,050	666
Jazz Pharmaceuticals *	3,860	421
Mallinckrodt *	9,200	458
Quintiles Transnational *	6,200	472
Teleflex	900	145
Universal Health Services, Cl B	1,900	202
Veeva Systems, Cl A *	4,000	163

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vertex Pharmaceuticals *	800	$59
VWR *	16,800	420
WellCare Health Plans *	3,900	535
Zoetis, Cl A	6,200	332

		9,115

Industrials — 11.2%
Arconic	2,133	39
Babcock & Wilcox Enterprises *	5,700	95
BWX Technologies, Cl W	14,600	580
Carlisle	5,400	596
Comfort Systems USA	1,900	63
Continental Building Products *	6,300	145
Crane, Cl A	3,200	231
Cummins	5,800	793
FedEx	800	149
Global Brass & Copper Holdings	3,000	103
HD Supply Holdings *	8,800	374
Hertz Global Holdings *	4,800	103
Huntington Ingalls Industries, Cl A	4,200	774
Ingersoll-Rand	10,800	810
Insperity, Cl A	1,900	135
Kadant	700	43
KBR	32,600	544
Landstar System	2,700	230
Lennox International	3,500	536
PACCAR	9,400	601
Parker-Hannifin, Cl A	4,300	602
Southwest Airlines, Cl A	10,000	498
Spirit AeroSystems Holdings, Cl A	9,600	560
Stanley Black & Decker	6,000	688
Textron	9,500	461
United Continental Holdings *	13,400	977

		10,730

Information Technology — 14.8%
Advanced Energy Industries *	6,300	345
Akamai Technologies *	6,800	453
Alpha & Omega Semiconductor *	3,300	70
Analog Devices	4,900	356
Applied Materials	8,900	287
Arista Networks *	300	29
Booz Allen Hamilton Holding, Cl A	5,000	180
CA	1,200	38
CDK Global	4,400	263
CDW	13,400	698
Citrix Systems *	7,600	679
CommScope Holding *	17,500	651
CoreLogic *	4,300	158
CoStar Group *	2,700	509
DST Systems	2,600	279
Electronic Arts *	8,600	677

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
F5 Networks, Cl A *	4,600	$666
First Data, Cl A *	6,600	94
Fiserv, Cl A *	4,900	521
HP	26,200	389
Insight Enterprises *	1,900	77
Intuit	1,100	126
Jabil Circuit	17,800	421
Juniper Networks	23,800	673
Leidos Holdings	1,800	92
Manhattan Associates *	7,300	387
Maxim Integrated Products	6,600	254
Motorola Solutions	4,300	356
NCR *	15,500	629
Nvidia	900	96
Red Hat *	6,500	453
Seagate Technology (A)	5,900	225
Semtech *	5,600	177
Skyworks Solutions (A)	8,600	642
Sykes Enterprises *	5,600	162
Symantec, Cl A	31,600	755
Synopsys *	10,500	618
Teradyne	7,500	190
Total System Services	9,700	476

		14,151

Materials — 6.2%
Celanese, Ser A	9,300	732
Crown Holdings *	10,600	557
Eastman Chemical	2,700	203
Freeport-McMoRan, Cl B *	34,100	450
Newmont Mining	21,700	739
Nucor	11,900	708
Owens-Illinois *	21,100	368
Packaging Corp of America	6,300	535
RPM International	6,000	323
Steel Dynamics	20,200	719
Westlake Chemical	10,400	582

		5,916

Real Estate — 8.2%
Apple Hospitality (A)	16,000	320
Ashford Hospitality Trust ‡	13,300	103
Brixmor Property Group ‡	20,000	488
CBRE Group, Cl A *	11,200	353
Chesapeake Lodging Trust ‡	5,200	135
CoreCivic	19,200	470
DDR ‡	6,600	101
Forest City Realty Trust, Cl A ‡	22,700	473
Franklin Street Properties ‡	22,300	289
General Growth Properties ‡	22,300	557
GEO Group ‡	13,900	499
HCP ‡	14,600	434

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
InfraREIT ‡	2,500	$45
Jones Lang LaSalle	5,060	511
Marcus & Millichap *	1,900	51
NorthStar Realty Finance ‡	9,800	148
Paramount Group ‡	16,400	262
ProLogis ‡	14,600	771
Rayonier ‡	4,900	130
Ryman Hospitality Properties (A)	9,100	573
Spirit Realty Capital ‡	4,200	46
VEREIT ‡	66,900	566
WP Carey ‡	9,000	532

		7,857

Telecommunication Services — 0.7%
Telephone & Data Systems	17,100	494
US Cellular *	3,900	170

		664

Utilities — 6.7%
AES	51,200	595
American Electric Power	5,800	365
Atmos Energy	7,400	549
DTE Energy	7,500	739
Edison International	4,000	288
Eversource Energy	9,400	519
FirstEnergy	20,600	638
MDU Resources Group	10,900	314
NiSource	8,800	195
PPL	22,300	759
Public Service Enterprise Group	17,900	785
UGI	14,100	650

		6,396

Total Common Stock (Cost $79,115) ($ Thousands)		87,911

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P.
0.660% **†(B)	2,911,839	2,912

Total Affiliated Partnership (Cost $2,912) ($ Thousands)		2,912

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 7.6%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	7,221,330	$7,221

Total Cash Equivalent (Cost $7,221) ($ Thousands)		7,221

Total Investments — 102.7% (Cost $89,248) ($ Thousands) @		$98,044

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid Cap 400 Index E-MINI	26	Mar-2017	$(54)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $95,435 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $2,833 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $2,912 ($ Thousands).

Cl — Class

L.P. —Limited Partnership

S&P — Standard & Poor’s

Ser — Series

@	At December 31, 2016, the tax basis cost of the Fund’s investments was $89,248 ($ Thousands), and the unrealized appreciation and depreciation were $11,401 ($ Thousands) and $(2,605) ($ Thousands), respectively.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$87,911	$–	$–	$87,911
Affiliated Partnership	–	2,912	–	2,912
Cash Equivalent	7,221	–	–	7,221

Total Investments in Securities	$95,132	$2,912	$–	$98,044

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(54)	$—	$—	$(54)

Total Other Financial Instruments	$(54)	$—	$—	$(54)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Mid-Cap Fund (Concluded)

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$5,714	$4,267	$(7,069)	$ —	$ —	$2,912	$6
SEI Daily Income Trust, Government Fund, Cl A	2,189	9,496	(4,464)	—	—	7,221	2

Totals	$7,903	$13,763	$(11,533)	$ —	$ —	$10,133	$8

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 9.9%
American Eagle Outfitters	29,814	$452
Aramark	256,104	9,148
Bed Bath & Beyond	154,650	6,285
Best Buy	35,291	1,506
Big Lots	124,327	6,242
BJ’s Restaurants *	12,392	487
Brinker International	75,151	3,722
Canadian Tire, Cl A	30,700	3,188
Carriage Services	12,539	359
Cheesecake Factory	164,391	9,844
Children’s Place	46,400	4,684
Comcast, Cl A	49,100	3,390
Cooper Tire & Rubber	16,460	639
Cooper-Standard Holdings *	8,838	914
Cracker Barrel Old Country Store	3,069	512
Darden Restaurants	101,516	7,382
Del Frisco’s Restaurant Group *	9,995	170
Dillard’s, Cl A	19,555	1,226
Dollar General	109,500	8,111
Domino’s Pizza	2,612	416
Eldorado Resorts *	39,801	675
Escalade	6,743	89
Foot Locker, Cl A	61,358	4,350
GameStop, Cl A	68,633	1,734
Gannett	16,715	162
General Motors	8,952	312
Genuine Parts	19,662	1,879
Golden Entertainment *	3,753	45
Grand Canyon Education *	3,784	221
Hemisphere Media Group, Cl A *	12,906	145
International Speedway, Cl A	7,105	261
Kohl’s	97,668	4,823
Lear	15,085	1,997
Lindblad Expeditions Holdings *	10,726	101
Macy’s	37,300	1,336
Mattel	102,395	2,821
McDonald’s	118,402	14,412
Michael Kors Holdings *	119,861	5,152
MSG Networks *	44,554	958
Murphy USA *	58,900	3,621
National CineMedia	24,332	358
NVR *	2,584	4,313
Panera Bread, Cl A *	10,645	2,183
PetMed Express	35,402	817
Regal Entertainment Group, Cl A	15,740	324
Ross Stores	25,141	1,649
Sally Beauty Holdings *	142,800	3,773
Scripps Networks Interactive, Cl A	51,600	3,683
Staples	143,576	1,299
Target, Cl A	321,856	23,248
TJX	7,671	576

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Under Armour, Cl C *	5,080	$128
Viacom, Cl B	40,400	1,418
Walt Disney	3,280	342
Yum! Brands	60,365	3,823

		161,705

Consumer Staples — 16.5%
Altria Group	329,549	22,284
Bunge	67,600	4,883
Calavo Growers	12,182	748
Cal-Maine Foods *	1,241	55
Clorox	62,766	7,533
Coca-Cola	189,454	7,855
Colgate-Palmolive	179,987	11,778
Costco Wholesale	74,318	11,899
CVS Health	88,800	7,007
Dean Foods	234,164	5,100
Dr Pepper Snapple Group	282,988	25,659
Flowers Foods	236,863	4,730
Fresh Del Monte Produce	99,913	6,058
General Mills	168,008	10,378
Hormel Foods	100,359	3,494
Ingredion	34,742	4,341
J&J Snack Foods	6,783	905
Kellogg	57,841	4,263
Kimberly-Clark	94,082	10,737
Kroger	166,800	5,756
Lancaster Colony	10,205	1,443
McCormick	111,502	10,407
Medifast	4,108	171
Metro, Cl A	92,100	2,758
Nu Skin Enterprises, Cl A	7,817	374
PepsiCo	159,142	16,651
Philip Morris International	169,120	15,473
Pinnacle Foods	99,016	5,292
Sanderson Farms	41,900	3,949
Snyder’s-Lance	8,820	338
SYSCO, Cl A	272,746	15,102
Tyson Foods, Cl A	129,244	7,972
Universal	47,829	3,049
Vector Group	49,650	1,129
Wal-Mart Stores	446,343	30,851
Weis Markets	10,536	704

		271,126

Energy — 0.9%
Exxon Mobil	111,500	10,064
Frank’s International	125,003	1,539
Valero Energy	51,000	3,484

		15,087

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 15.4%
Aflac	105,778	$7,362
AGNC Investment ‡	55,100	999
Alleghany *	3,022	1,838
Allied World Assurance Holdings	160,971	8,646
Allstate	158,645	11,759
American Financial Group	90,245	7,952
American National Insurance	27,333	3,406
Amerisafe	3,186	199
Annaly Capital Management ‡	516,100	5,146
Anworth Mortgage Asset ‡	93,474	483
Apollo Commercial Real Estate Finance ‡	209,092	3,475
Arch Capital Group *	90,931	7,846
Ares Commercial Real Estate ‡	2,994	41
Argo Group International Holdings	5,484	361
Aspen Insurance Holdings	151,105	8,311
Assured Guaranty	83,840	3,167
Atlas Financial Holdings *	21,013	379
Axis Capital Holdings	225,594	14,725
Baldwin & Lyons, Cl B	1,341	34
Bank of Marin Bancorp	2,321	162
BankUnited	33,155	1,250
Berkshire Hathaway, Cl B *	75,500	12,305
BNC Bancorp	11,710	374
BOK Financial	15,452	1,283
Capitol Federal Financial	86,062	1,417
Capstead Mortgage ‡	122,268	1,246
Carolina Financial	10,829	333
CBOE Holdings	74,185	5,482
Charter Financial	11,684	195
Citizens Financial Group	30,818	1,098
CU Bancorp *	14,194	508
Cullen/Frost Bankers	6,470	571
CYS Investments ‡	8,834	68
Donnelley Financial Solutions *	5,541	127
Employers Holdings	8,614	341
Endurance Specialty Holdings	25,927	2,396
Enstar Group *	3,173	627
Essent Group *	5,160	167
Everest Re Group	98,715	21,362
Farmers Capital Bank	10,869	457
Farmers National Banc	3,409	48
Fidelity & Guaranty Life	3,111	74
First Business Financial Services	8,452	200
First Foundation *	5,967	170
First Mid-Illinois Bancshares	4,216	143
Genworth MI Canada	71,000	1,782
Great Ajax ‡	7,494	99
Green Dot, Cl A *	23,086	544
Guaranty Bancorp	4,932	119
Hanover Insurance Group, Cl A	31,565	2,873
Heritage Insurance Holdings	10,390	163

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Horizon Bancorp	3,978	$111
Houlihan Lokey, Cl A	6,874	214
James River Group Holdings	8,608	358
JPMorgan Chase	19,373	1,672
MBT Financial	8,074	92
MFA Financial ‡	779,187	5,945
Middleburg Financial	1,280	44
MidWestOne Financial Group	3,341	126
Morningstar, Cl A	6,151	452
MTGE Investment ‡	59,245	930
National Bank Holdings, Cl A	18,485	589
National Bank of Canada	96,800	3,936
National General Holdings	4,501	112
Northwest Bancshares	25,491	460
Old Line Bancshares	6,115	147
Old Republic International	23,775	452
Old Second Bancorp	15,242	168
OneBeacon Insurance Group, Cl A	8,763	141
Oritani Financial	4,965	93
Pacific Premier Bancorp *	32,558	1,151
Peoples Financial Services	3,918	191
People’s Utah Bancorp	2,867	77
PNC Financial Services Group	42,000	4,912
Popular	37,603	1,648
ProAssurance	19,684	1,106
QCR Holdings	3,057	132
Reinsurance Group of America, Cl A	38,948	4,901
RenaissanceRe Holdings	94,188	12,830
RLI	8,944	565
Royal Bank of Canada	58,700	3,978
Safety Insurance Group	2,003	148
Santander Consumer USA Holdings *	81,443	1,099
Starwood Property Trust ‡	112,600	2,472
Stonegate Bank	22,618	944
TFS Financial	6,065	115
Thomson Reuters	43,256	1,894
Travelers	134,220	16,431
Two Harbors Investment ‡	680,099	5,930
United Financial Bancorp	107,408	1,951
US Bancorp	125,974	6,471
Validus Holdings	300,839	16,549
Virtu Financial, Cl A	56,613	903
Voya Financial	14,988	588
Washington Federal	19,100	656
WashingtonFirst Bankshares	4,742	137
Waterstone Financial	17,315	319
Wells Fargo	90,400	4,982

		253,235

Health Care — 15.4%
Abbott Laboratories	18,093	695
AbbVie	70,938	4,442

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allscripts Healthcare Solutions *	99,452	$1,015
Amgen, Cl A	50,153	7,333
Anthem	48,900	7,030
AxoGen *	43,339	390
Baxter International	250,693	11,116
Biogen *	5,293	1,501
Bristol-Myers Squibb	169,041	9,879
C.R. Bard	17,584	3,950
Cardinal Health	195,637	14,080
Chemed	5,505	883
DaVita HealthCare Partners *	38,070	2,444
Eli Lilly	56,535	4,158
Enzo Biochem *	19,033	132
Express Scripts Holding *	87,715	6,034
Gilead Sciences	63,032	4,514
HCA Holdings *	69,868	5,172
Healthways *	7,631	174
Henry Schein *	9,876	1,498
Heska *	11,508	824
Hill-Rom Holdings	38,605	2,167
Humana	18,500	3,775
ICON *	45,938	3,454
ICU Medical *	5,492	809
Johnson & Johnson	305,908	35,244
Laboratory Corp of America Holdings *	51,260	6,581
LeMaitre Vascular	17,471	443
Masimo *	5,631	379
McKesson	60,046	8,433
Merck	430,191	25,325
Meridian Bioscience	39,966	707
Myriad Genetics *	29,410	490
NeoGenomics *	44,871	385
Owens & Minor	140,491	4,958
Pfizer	826,606	26,848
Premier, Cl A *	17,715	538
Quality Systems *	49,408	650
Quest Diagnostics	119,518	10,984
Quintiles Transnational *	18,550	1,411
Teleflex	55,217	8,898
United Therapeutics *	30,530	4,379
UnitedHealth Group	65,041	10,409
Utah Medical Products	6,072	442
Varian Medical Systems *	47,493	4,264
Vocera Communications *	30,216	559
Waters *	15,925	2,140

		251,936

Industrials — 8.6%
Alaska Air Group	8,316	738
Babcock & Wilcox Enterprises *	46,638	774
Blue Bird *	5,409	84
Boeing	23,700	3,690

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BWX Technologies, Cl W	115,922	$4,602
Copa Holdings, Cl A	11,295	1,026
Danaher, Cl A	7,038	548
Deere	63,600	6,553
Expeditors International of Washington	28,025	1,484
FedEx	39,042	7,270
General Dynamics	19,000	3,280
Global Brass & Copper Holdings	15,262	523
Huntington Ingalls Industries, Cl A	21,517	3,963
Landstar System	64,949	5,540
Lockheed Martin	52,483	13,118
Macquarie Infrastructure	7,695	629
Masonite International *	3,217	212
MSC Industrial Direct, Cl A	4,187	387
Northrop Grumman	66,061	15,364
Owens Corning	8,517	439
Quanta Services *	85,533	2,981
Raytheon	66,945	9,506
Republic Services	180,600	10,303
Southwest Airlines, Cl A	12,758	636
Spirit AeroSystems Holdings, Cl A	59,028	3,444
Spirit Airlines *	7,823	453
United Continental Holdings *	64,298	4,686
United Parcel Service, Cl B	108,245	12,409
United Technologies	45,000	4,933
Waste Management	309,847	21,971

		141,546

Information Technology — 12.1%
Acacia Communications *	937	58
Accenture, Cl A	64,354	7,538
Alphabet, Cl A *	2,607	2,066
Amdocs	423,275	24,656
Amkor Technology *	30,268	319
Apple	46,500	5,386
Applied Materials	132,799	4,285
Aspen Technology *	91,834	5,022
Atlassian, Cl A *	30,821	742
Booz Allen Hamilton Holding, Cl A	162,751	5,870
Broadridge Financial Solutions	38,234	2,535
CA	139,940	4,446
CDW	56,354	2,935
Cisco Systems	526,343	15,906
Citrix Systems *	35,096	3,134
CommVault Systems *	1,349	69
Convergys	133,953	3,290
CSG Systems International	15,627	756
CSRA	43,075	1,372
Dell Technologies - VMware, Cl V *	15,147	833
DST Systems	7,603	815
eBay *	171,879	5,103
Forrester Research	25,885	1,112

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genpact *	30,716	$748
Harris	37,426	3,835
HP	80,386	1,193
IAC *	52,357	3,392
Intel	273,476	9,919
International Business Machines	82,677	13,724
Intuit	38,477	4,410
Jack Henry & Associates	8,732	775
Lumentum Holdings *	16,108	623
Microsoft	37,252	2,315
MINDBODY, Cl A *	19,774	421
Motorola Solutions	86,500	7,170
NCR *	40,337	1,636
NetApp	109,374	3,858
NIC	6,108	146
Oracle, Cl B	154,536	5,942
Planet Payment *	47,991	196
Qualcomm	126,000	8,215
RealPage *	10,303	309
Reis	4,566	102
Sapiens International	11,726	168
Square, Cl A *	213,899	2,915
Symantec, Cl A	302,173	7,219
Synopsys *	71,252	4,194
Take-Two Interactive Software, Cl A *	63,017	3,106
Tech Data *	30,000	2,540
Teradata *	10,425	283
Teradyne	135,097	3,431
VeriSign *	56,637	4,308
Western Union	154,100	3,347

		198,688

Materials — 1.4%
Avery Dennison	44,400	3,118
Bemis	104,603	5,002
Compass Minerals International, Cl A	31,686	2,483
Kaiser Aluminum	41,600	3,232
LyondellBasell Industries, Cl A	13,177	1,130
Schweitzer-Mauduit International	60,500	2,755
Sonoco Products	103,900	5,475

		23,195

Real Estate — 2.7%
American Homes 4 Rent, Cl A ‡	35,864	752
Apple Hospitality ‡	111,006	2,218
Brixmor Property Group ‡	145,800	3,560
CBL & Associates Properties ‡	135,008	1,553
City Office ‡	25,978	342
CorEnergy Infrastructure Trust ‡	6,861	239
Easterly Government Properties ‡	40,203	805
Four Corners Property Trust ‡	6,854	141
Hospitality Properties Trust ‡	56,560	1,795

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mid-America Apartment Communities ‡	34,700	$3,398
Monmouth Real Estate Investment, Cl A ‡	13,582	207
Monogram Residential Trust ‡	20,773	225
National Health Investors ‡	57,000	4,228
Piedmont Office Realty Trust, Cl A ‡	371,930	7,777
PS Business Parks ‡	7,787	907
Retail Properties of America, Cl A ‡	238,300	3,653
Ryman Hospitality Properties ‡	13,303	838
Select Income ‡	15,967	402
Senior Housing Properties Trust ‡	156,600	2,965
Silver Bay Realty Trust ‡	27,568	473
Sun Communities ‡	10,071	772
Tanger Factory Outlet Centers ‡	102,200	3,657
Taubman Centers ‡	4,550	336
Welltower ‡	51,400	3,440

		44,683

Telecommunication Services — 6.1%
AT&T	833,653	35,455
BCE	82,400	3,565
Hawaiian Telcom Holdco *	12,860	319
Nippon Telegraph & Telephone ADR	86,900	3,656
NTT DoCoMo ADR	260,300	5,922
Rogers Communications, Cl B	64,784	2,501
SK Telecom ADR	191,000	3,992
TELUS	287,094	9,148
Verizon Communications	664,194	35,455

		100,013

Utilities — 8.5%
AES	145,180	1,687
ALLETE	10,633	682
Ameren	71,700	3,761
American Electric Power	199,096	12,535
Artesian Resources, Cl A	7	—
Avista	45,662	1,826
California Water Service Group, Cl A	11,941	405
Centerpoint Energy	137,400	3,386
CMS Energy	101,167	4,211
Consolidated Edison	86,400	6,366
DTE Energy	24,700	2,433
Edison International	153,511	11,051
El Paso Electric, Cl A	12,081	562
Entergy	174,093	12,791
Exelon	299,376	10,625
FirstEnergy	128,392	3,976
Hawaiian Electric Industries	25,873	856
Idacorp, Cl A	17,846	1,437
Korea Electric Power ADR	172,200	3,182
MGE Energy	4,670	305
Northwest Natural Gas	17,621	1,054
NorthWestern	21,801	1,240

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PG&E	72,150	$4,385
Pinnacle West Capital	108,119	8,436
PNM Resources	23,075	791
Portland General Electric	204,934	8,880
Public Service Enterprise Group	290,410	12,743
Southern	217,141	10,681
Southwest Gas	9,490	727
UGI	13,557	625
Unitil	23,422	1,062
Vectren	8,927	466
Xcel Energy	169,539	6,900

		140,067

Total Common Stock
(Cost $1,360,636) ($ Thousands)		1,601,281

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	35,224,992	35,225

Total Cash Equivalent (Cost $35,225) ($ Thousands)		35,225

Total Investments — 99.7%
(Cost $1,395,861) ($ Thousands) @		$1,636,506

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	180	Mar-2017	$(150)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,641,677 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

@	At December 31, 2016, the tax basis cost of the Fund’s investments was $1,395,861 ($ Thousands), and the unrealized appreciation and depreciation were $273,470 ($ Thousands) and $(32,825) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,601,281	$–	$–	$1,601,281
Cash Equivalent	35,225	–	–	35,225

Total Investments in Securities	$1,636,506	$–	$–	$1,636,506

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(150)	$—	$—	$(150)

Total Other Financial Instruments	$(150)	$—	$—	$(150)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income
SEI Daily Income Trust, Government Fund, Cl A	$39,118	$58,719	$(62,612)	$35,225	$22

Totals	$39,118	$58,719	$(62,612)	$35,225	$22

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Australia — 4.2%
AGL Energy	864,393	$13,826
Amcor	117,698	1,274
ASX	33,539	1,208
Aurizon Holdings	711,576	2,602
Ausdrill *	221,202	202
AusNet Services	1,796,653	2,056
Coca-Cola Amatil	420,513	3,081
Cochlear	10,419	925
Crown Resorts	55,835	468
CSL	89,529	6,509
Flight Centre Travel Group	45,187	1,024
GPT Group ‡	1	–
Harvey Norman Holdings	35,035	130
LendLease Group	221,670	2,347
Orica	124,835	1,598
Sonic Healthcare	147,471	2,285
South32	1,957,953	3,899
Stockland ‡	993,861	3,296
Telstra, Cl B	1,361,994	5,030
Wesfarmers	667,499	20,368

		72,128

Austria — 1.1%
Atrium European Real Estate	13,896	58
BUWOG *	108,207	2,521
Conwert Immobilien Invest *	114,844	1,965
Lenzing	6,480	786
Oesterreichische Post	63,397	2,132
OMV	20,188	715
Telekom Austria, Cl A *	112,758	667
UNIQA Insurance Group	36,114	274
Verbund ‡	54,993	880
voestalpine	223,663	8,797

		18,795

Belgium — 0.4%
Colruyt	48,798	2,419
Elia System Operator	15,067	790
Proximus	141,701	4,089

		7,298

Canada — 9.0%
Altus Group	5,200	120
Atco, Cl I	151,277	5,038
Bank of Montreal	167,617	12,070
Barrick Gold	256,500	4,110
BCE	273,694	11,835
Canadian Imperial Bank of Commerce	72,168	5,896
Canadian Tire, Cl A	23,278	2,417
Capital Power, Cl B	178,500	3,092
CCL Industries, Cl B	20,148	3,963
Cineplex	5,485	209

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Software	6,252	$2,844
Corby Spirit and Wine, Cl A	2,400	40
Dollarama	85,290	6,257
Emera	215,229	7,285
Empire, Cl A	62,156	729
First Capital Realty	330,680	5,097
George Weston	90,575	7,672
H&R ‡	121,485	2,026
Intact Financial	61,090	4,378
Jean Coutu Group PJC, Cl A	33,264	519
Kinross Gold *	408,000	1,275
Loblaw	77,700	4,104
Manitoba Telecom Services *	109,683	3,105
Maple Leaf Foods	119,227	2,500
Metro, Cl A	140,200	4,199
Morguard ‡	18,037	200
Morguard North American Residential Real Estate Investment Trust	6,000	61
National Bank of Canada	128,990	5,245
Open Text	34,007	2,103
Pure Industrial Real Estate Trust ‡	446,800	1,862
RioCan ‡	130,658	2,595
Rogers Communications, Cl B	428,024	16,530
Royal Bank of Canada	92,386	6,260
Saputo	65,050	2,305
Shaw Communications, Cl B	345,706	6,945
Smart Real Estate Investment Trust ‡	4,258	103
Sun Life Financial	22,600	869
TFI International	11,500	299
Toronto-Dominion Bank	142,264	7,025
Valener	21,528	336

		153,518

Denmark — 0.8%
Coloplast, Cl B	11,396	770
ISS	13,106	443
Novo Nordisk, Cl B	263,864	9,533
Schouw	8,465	632
TDC *	231,278	1,190
William Demant Holding *	68,675	1,196

		13,764

Finland — 0.0%
Orion, Cl B	10,874	485

France — 0.3%
Boiron	809	72
Dassault Aviation	408	457
Dassault Systemes	1,658	127
Eutelsat Communications	72,906	1,414
Gemalto	6,535	379
Iliad	6,163	1,187
Rallye	7,408	144
SES, Cl A	81,284	1,794

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vilmorin & Cie	2,899	$183

		5,757

Germany — 0.9%
Celesio	26,671	723
KWS Saat	773	230
MAN	2,907	289
Merck KGaA	47,887	5,008
RHOEN-KLINIKUM	122,774	3,323
Salzgitter	8,294	294
STADA Arzneimittel	74,071	3,843
Suedzucker	33,817	809
Zalando *(A)	16,752	641

		15,160

Guernsey — 0.6%
Amdocs	174,841	10,184

Hong Kong — 3.4%
ASM Pacific Technology	129,500	1,372
BOC Hong Kong Holdings	503,500	1,802
Cathay Pacific Airways	288,626	380
Cheung Kong Infrastructure Holdings	382,215	3,042
CLP Holdings, Cl B	1,974,546	18,146
First Pacific	897,661	628
Guoco Group	10,000	110
Hang Seng Bank	82,357	1,533
HK Electric Investments & HK Electric Investments (A)	2,005,697	1,656
HKT Trust & HKT	1,991,483	2,443
Hongkong & Shanghai Hotels	98,500	109
Hopewell Holdings	64,500	223
Kerry Properties	304,832	828
Li & Fung	1,058,000	465
Link ‡	1,145,369	7,446
MGM China Holdings	293,200	608
Miramar Hotel & Investment	40,000	84
MTR	638,974	3,107
NWS Holdings	282,436	460
PCCW	2,361,220	1,279
Power Assets Holdings	34,500	304
Regal Hotels International Holdings	62,000	34
Shangri-La Asia	392,597	414
Sun Hung Kai Properties	20,000	253
Sunlight ‡	378,721	218
Swire Pacific, Cl A	246,181	2,351
WH Group (A)	5,743,773	4,645
Wheelock	231,514	1,303
Yue Yuen Industrial Holdings	651,756	2,366

		57,609

Ireland — 0.0%
Hibernia ‡	422,769	549
Irish Residential Properties	135,529	167

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UDG Healthcare	28,027	$232

		948

Israel — 1.5%
Amot Investments	110,167	468
Bank Hapoalim	2,047,460	12,202
Bank Leumi Le-Israel *	1,843,717	7,613
Israel Discount Bank, Cl A *	1,623,629	3,386
Teva Pharmaceutical Industries	42,844	1,539

		25,208

Italy — 0.7%
Amplifon	46,603	445
Hera	2,042,730	4,723
Terna Rete Elettrica Nazionale	1,597,632	7,333

		12,501

Japan — 6.2%
Aeon Hokkaido	21,200	107
Albis	4,700	131
Alfresa Holdings	9,400	156
Alpen	39,769	715
Aozora Bank	556,555	1,971
Asahi Glass	45,000	307
Astellas Pharma	140,300	1,953
Atsugi	85,000	91
Best Denki	43,400	57
Can Do	24,649	373
Canon	175,300	4,952
Choushimaru	800	29
Coca-Cola West	105,611	3,119
Daiichi Sankyo	251,079	5,148
Dunlop Sports	9,821	87
Dydo Drinco	45,190	2,356
EDION	48,500	456
Ehime Bank	10,000	118
Eisai	106,200	6,108
Fujiya *	129,000	237
Gakkyusha	3,600	45
Hakudo	2,700	33
Hoya	58,262	2,453
ITOCHU	67,000	891
Itochu-Shokuhin	2,503	94
Japan Tobacco	76,900	2,534
J-Oil Mills	3,100	106
Kato Sangyo	23,800	558
KDDI	84,275	2,138
Key Coffee	8,200	153
KFC Holdings Japan	11,875	195
Kohnan Shoji	60,146	1,135
Kohsoku	3,200	30
Kurimoto	8,900	173
KYORIN Holdings	61,200	1,315

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kyoritsu Printing	23,600	$64
Kyowa Hakko Kirin	12,700	176
Lawson	41,824	2,944
Marubeni	135,100	768
Marudai Food	52,636	222
Maruha Nichiro	89,673	2,426
Matsuya Foods	17,716	573
Maxvalu Tokai	1,605	26
McDonald’s Holdings Japan	50,400	1,322
Medipal Holdings	21,700	343
Ministop	59,055	1,034
Mitsubishi	27,700	591
Mitsubishi Gas Chemical	100,500	1,719
Mitsubishi Tanabe Pharma	313,200	6,157
Mitsui	178,800	2,463
Miyoshi Oil & Fat	43,000	53
Mochida Pharmaceutical	4,800	334
MOS Food Services	69,158	2,081
Mr Max	94,103	338
Nakayama Steel Works *	8,000	50
Natori	4,300	70
Nihon Shokuhin Kako	1,284	5
Nihon Yamamura Glass	72,000	126
Nintendo	9,000	1,894
Nippon Beet Sugar Manufacturing	5,000	99
Nippon Denko *	83,500	172
Nippon Express	177,973	960
Nippon Flour Mills	60,534	844
Nippon Koshuha Steel *	73,000	53
Nippon Valqua Industries	4,000	53
Nisshin Oillio Group	268,760	1,240
Noevir Holdings	5,857	184
NTT DOCOMO	431,092	9,843
Ohmoto Gumi	4,000	27
Okinawa Electric Power	64,400	1,452
Ootoya Holdings	1,900	32
Oracle Japan *	50,480	2,549
Osaka Gas	986,356	3,802
Otsuka	5,700	267
Parco	7,900	70
Plenus	6,500	127
Rock Field	35,562	483
Sagami Chain	3,500	39
Sankyo	29,373	951
Sega Sammy Holdings	53,900	804
Shikibo	102,000	120
Shimachu	9,300	248
Shoei Foods	3,500	66
Showa Sangyo	27,000	139
Starzen	15,700	650
Studio Alice	21,632	401
Sumitomo	41,800	493

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Dainippon Pharma	254,400	$4,384
Suzuken	33,574	1,100
Taisho Pharmaceutical Holdings	4,300	358
Takeda Pharmaceutical	8,000	332
Toho	1,700	37
Toho Gas	12,000	98
Tokai	5,905	202
Tokyo Gas	176,000	798
Tokyo Theatres	147,000	204
Tomen Devices	600	11
Toppan Printing	105,000	1,005
Trend Micro *	56,245	2,004
Tsumura	28,500	787
Vital KSK Holdings	73,400	623
WIN-Partners	11,400	99
Yamazaki Baking	21,300	412
Yasuda Logistics	9,800	64
Yoshinoya Holdings	79,304	1,091
Zensho Holdings	8,400	139

ZERIA Pharmaceutical	13,900	215

		106,234

Luxembourg — 0.1%
RTL Group	22,199	1,633

Netherlands — 0.0%
Heineken Holding	13,067	912

New Zealand — 1.9%
Argosy Property ‡	76,927	54
Auckland International Airport	1,305,694	5,690
Chorus	284,538	788
Contact Energy	1,783,799	5,796
Fisher & Paykel Healthcare	747,911	4,443
Fletcher Building	402,230	2,973
Freightways	51,653	243
Genesis Energy	113,154	166
Infratil	65,956	127
Kiwi Property Group ‡	614,432	593
Mainfreight	4,279	62
Mercury NZ	302,272	624
Meridian Energy	238,261	432
Restaurant Brands New Zealand	16,218	57
Ryman Healthcare	283,731	1,605
Sky City Entertainment Group	1,017,876	2,789
Spark New Zealand	2,379,718	5,659

Summerset Group Holdings	96,496	315

		32,416

Norway — 2.7%
Aker, Cl A	1,455	55
Austevoll Seafood	54,975	535
DNB, Cl A	114,180	1,703
Leroy Seafood Group	49,024	2,740

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marine Harvest	330,186	$5,972
Norsk Hydro	2,572,894	12,345
Orkla	1,248,316	11,341
SpareBank 1 SR-Bank	32,562	230
Telenor	715,126	10,717

		45,638

Portugal — 0.1%
REN - Redes Energeticas Nacionais SGPS	425,291	1,210

Singapore — 1.4%
Ascendas ‡	794,114	1,248
BreadTalk Group	48,600	39
CapitaLand Commercial Trust ‡	2,881,821	2,952
CapitaLand Mall Trust ‡	1,836,125	2,396
ComfortDelGro	866,928	1,482
DBS Group Holdings	114,800	1,378
Global Logistic Properties	316,900	483
Hutchison Port Holdings, Cl U	1,597,913	695
SATS	295,100	991
Sheng Siong Group	275,200	180
Singapore Airlines	31,919	214
Singapore Press Holdings	695,916	1,700
Singapore Technologies Engineering	339,400	759
StarHub	2,182,723	4,245
Suntec Real Estate Investment Trust ‡	62,015	71
Venture	315,859	2,160
Wilmar International	904,759	2,248

		23,241

Spain — 0.5%
Ebro Foods	108,474	2,278
Iberdrola	965,147	6,346

		8,624

Sweden — 1.0%
Axfood	171,020	2,696
ICA Gruppen	37,069	1,134
Swedish Match	379,897	12,118
Tele2, Cl B	110,785	891

		16,839

Switzerland — 4.1%
ABB	40,608	858
Actelion	20,086	4,358
Allreal Holding, Cl A	21,314	3,173
Alpiq Holding *	2,696	224
ALSO Holding	2,414	214
Barry Callebaut *	529	649
Bell	300	129
Chocoladefabriken Lindt & Spruengli	21	1,279
Coca-Cola HBC	95,820	2,096
EMS-Chemie Holding	1,580	804
Galenica	250	283
Kuehne & Nagel International	898	119

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mobimo Holding	8,069	$2,022
Nestle	291,533	20,954
Novartis	54,630	3,983
Orior	424	31
Pargesa Holding	7,090	462
Roche Holding	10,480	2,398
Schindler Holding	13,613	2,406
SGS, Cl B	41	84
Siegfried Holding	772	162
Sika	129	621
Sonova Holding	18,830	2,286
Swiss Prime Site, Cl H	97,822	8,022
Swisscom	13,717	6,156
Valora Holding	10,380	2,954
Ypsomed Holding	15,008	2,732

		69,459

United Kingdom — 4.6%
BCA Marketplace	102,374	236
British American Tobacco	165,864	9,472
BTG *	76,847	560
Cranswick	39,278	1,137
Dechra Pharmaceuticals	23,823	396
Diageo	307,574	8,019
EMIS Group	34,658	413
GlaxoSmithKline	585,531	11,301
Greggs	150,022	1,798
Hill & Smith Holdings	5,572	83
Imperial Brands	288,753	12,640
J Sainsbury	247,447	762
KCOM Group	22,026	26
Kennedy Wilson Europe Real Estate	57,904	686
Kingfisher	719,790	3,116
McBride	60,531	135
Melrose Industries	49,717	122
National Grid	689,472	8,107
QinetiQ Group	236,942	769
Reckitt Benckiser Group	130,722	11,123
Rentokil Initial	538,354	1,478
Sage Group	213,796	1,730
Smith & Nephew	2,502	38
SSE	185,585	3,561
Tate & Lyle	9,411	82
Tritax Big Box ‡	252,244	435

		78,225

United States — 49.0%

Consumer Discretionary — 4.0%
Autozone *	1,048	828
Bed Bath & Beyond	12,933	526
Big Lots	20,174	1,013
Capella Education	7,858	690
Comcast, Cl A	69,326	4,787

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Darden Restaurants	59,126	$4,300
Dollar General	57,076	4,228
GameStop, Cl A	116,914	2,953
Gap	268,433	6,024
Home Depot	9,489	1,272
J Alexander’s Holdings *	3,820	41
K12 *	9,018	155
Kohl’s	33,735	1,666
Liberty Media Group, Cl A *	61,460	1,927
McDonald’s	154,995	18,866
NACCO Industries, Cl A	1,259	114
New York Times, Cl A	104,355	1,388
RCI Hospitality Holdings	13,746	235
Scholastic, Cl B	51,440	2,443
Target, Cl A	30,597	2,210
Walt Disney	115,628	12,051

		67,717

Consumer Staples — 16.9%
AdvancePierre Foods Holdings	22,027	656
Alliance One International *	4,938	95
Altria Group	228,809	15,472
Bunge	25,201	1,821
Central Garden & Pet, Cl A *	13,659	422
Church & Dwight	227,952	10,073
Clorox	181,601	21,796
Coca-Cola	274,452	11,379
Colgate-Palmolive	168,149	11,004
Costco Wholesale	92,147	14,754
Dr Pepper Snapple Group	46,790	4,242
Estee Lauder, Cl A	115,533	8,837
Fresh Del Monte Produce	196,100	11,890
General Mills	265,387	16,393
Hershey	22,972	2,376
Hormel Foods	5,587	194
Ingredion	48,221	6,026
J&J Snack Foods	17,692	2,361
Kellogg	133,497	9,840
Kimberly-Clark	104,692	11,947
Lamb Weston Holdings	59,592	2,256
Lancaster Colony	3,665	518
Landec *	7,146	99
McCormick	66,417	6,199
Medifast	15,331	638
Nutraceutical International	757	26
Oil-Dri Corp of America	2,201	84
PepsiCo	130,458	13,650
Philip Morris International	109,808	10,046
Procter & Gamble	215,104	18,086
Spectrum Brands Holdings	91,343	11,174
SYSCO, Cl A	454,420	25,161
Tyson Foods, Cl A	102,810	6,341

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal	104,464	$6,660
Vector Group	205,585	4,675
Wal-Mart Stores	304,737	21,063
WD-40	4,819	563
Weis Markets	8,823	590

		289,407

Financials — 5.7%
AGNC Investment	712,859	12,924
American Financial Group	19,009	1,675
American National Insurance	4,779	595
Annaly Capital Management ‡	306,017	3,051
Apollo Commercial Real Estate Finance ‡	133,695	2,222
Ares Commercial Real Estate ‡	116,798	1,604
BankFinancial	8,835	131
Beneficial Bancorp	275,914	5,077
Berkshire Hathaway, Cl B *	74,158	12,086
Capitol Federal Financial	520,807	8,572
Century Bancorp, Cl A	494	30
Chimera Investment ‡	357,256	6,080
CME Group	15,740	1,816
Dime Community Bancshares	30,139	606
Ellington Residential Mortgage ‡	7,588	99
First Defiance Financial	4,932	250
First Financial	1,747	92
First Northwest Bancorp *	8,627	135
Flagstar Bancorp *	16,919	456
HomeStreet *	17,944	567
HomeTrust Bancshares *	2,435	63
Kearny Financial	344,428	5,356
Meridian Bancorp	68,626	1,297
Meta Financial Group	1,614	166
MTGE Investment	107,910	1,694
National Western Life Group, Cl A	1,877	583
Northfield Bancorp	34,322	685
Northwest Bancshares	280,139	5,051
Oritani Financial	11,154	209
Provident Financial Holdings	3,132	63
Provident Financial Services	8,146	231
Reinsurance Group of America, Cl A	51,586	6,491
SI Financial Group	3,046	47
Territorial Bancorp	4,643	152
Timberland Bancorp	2,378	49
Trustco Bank NY	113,562	994
Trustmark	12,652	451
Umpqua Holdings	43,012	808
Voya Financial	352,683	13,832
Washington Federal	31,710	1,089
Waterstone Financial	35,308	650

		98,029

Health Care — 11.9%
AbbVie	24,208	1,516

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AmerisourceBergen	161,918	$12,660
Baxter International	22,266	987
Bio-Rad Laboratories, Cl A *	54,527	9,939
Bristol-Myers Squibb	126,906	7,416
C.R. Bard	51,707	11,616
Cardinal Health	92,341	6,646
Chemed	65,359	10,484
DaVita HealthCare Partners *	165,413	10,620
Exactech *	5,765	157
Express Scripts Holding *	151,973	10,454
Gilead Sciences	87,407	6,259
Henry Schein *	49,539	7,516
Hill-Rom Holdings	4,876	274
Intuitive Surgical *	7,456	4,728
Johnson & Johnson	126,488	14,573
LeMaitre Vascular	7,362	187
LifePoint Health *	59,786	3,396
Luminex *	14,055	284
Masimo *	52,237	3,521
Merck	209,486	12,332
Mettler Toledo International *	21,734	9,097
National HealthCare	15,961	1,210
Owens & Minor	272,449	9,615
Pfizer	300,268	9,753
PharmAthene *	75,942	247
PRA Health Sciences *	14,017	773
Prestige Brands Holdings, Cl A *	7,870	410
Quest Diagnostics	132,457	12,173
Teleflex	64,954	10,467
United Therapeutics *	37,660	5,402
UnitedHealth Group	1,621	259
Varian Medical Systems *	87,589	7,864
Waters *	8,262	1,110

		203,945

Industrials — 3.5%
Applied Industrial Technologies, Cl A	15,434	917
Expeditors International of Washington	130,671	6,920
General Electric	351,629	11,111
Kimball International, Cl B	50,203	882
Lockheed Martin	4,472	1,118
Northrop Grumman	11,984	2,787
Republic Services	221,347	12,628
United Parcel Service, Cl B	100,910	11,568
Waste Management	180,447	12,795

		60,726

Information Technology — 2.4%
AVX	19,229	301
Bel Fuse, Cl B	3,483	108
CACI International, Cl A *	76,267	9,480
CSG Systems International	23,341	1,130
DST Systems	22,725	2,435

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jack Henry & Associates	36,049	$3,200
Mantech International, Cl A	60,927	2,574
MasterCard, Cl A	61,461	6,346
NETGEAR *	19,306	1,049
QAD, Cl A	1,654	50
Sykes Enterprises *	19,217	555
Symantec, Cl A	279,307	6,673
Synopsys *	65,366	3,847
VMware, Cl A *	33,908	2,670

		40,418

Materials — 1.9%
Commercial Metals, Cl A	46,182	1,006
Kaiser Aluminum	94,256	7,323
Materion	7,037	279
Newmont Mining	103,948	3,541
Nucor	49,510	2,947
Reliance Steel & Aluminum	152,298	12,114
Steel Dynamics	131,259	4,670
Universal Stainless & Alloy *	3,583	48

		31,928

Real Estate — 0.1%
Apple Hospitality	38,286	765
Quality Care Properties *	21,463	333

		1,098

Telecommunication Services — 0.9%
AT&T	279,859	11,902
NII Holdings *	380,967	819
Telephone & Data Systems	61,649	1,780
Verizon Communications	12,372	660

		15,161

Utilities — 1.7%
Consolidated Edison	21,884	1,612
Exelon	263,186	9,340
Otter Tail	12,086	493
PPL	31,406	1,069
Southern	295,838	14,552
Unitil	53,025	2,404
Xcel Energy	13,582	553

		30,023

		838,452

Total Common Stock (Cost $1,467,421) ($ Thousands)		1,616,238

PREFERRED STOCK — 0.3%

Germany — 0.2%
Henkel & KGaA	30,981	3,700

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Sweden — 0.1%
Akelius Residential Property	14,552	$488

Total Preferred Stock (Cost $4,580) ($ Thousands)		4,188

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Cl A 0.320%**†	66,812,999	66,813

Total Cash Equivalent

(Cost $66,813) ($ Thousands)		66,813

Total Investments — 98.7%
(Cost $1,538,814) ($ Thousands) @		$1,687,239

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	196	Mar-2007	$113
FTSE 100 Index	45	Mar-2017	89
Hang Seng Index	8	Jan-2017	21
S&P 500 Index E-MINI	269	Mar-2017	(228)
SPI 200 Index	22	Mar-2017	42
Topix Index	34	Mar-2017	74

			$111

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
01/30/17	USD	205	DKK	1,450	$1
01/30/17	USD	66	DKK	460	—
01/30/17	USD	533	SEK	4,884	6
01/30/17	USD	44	SEK	403	—
01/30/17	USD	589	NOK	5,093	3
01/30/17	USD	22	NOK	183	—
01/30/17	USD	618	AUD	859	3
01/30/17	USD	16	AUD	21	—
01/30/17	USD	330	GBP	269	3
01/30/17	USD	598	GBP	480	(4)
01/30/17	USD	1,106	CAD	1,490	6
01/30/17	USD	220	CAD	294	(1)
01/30/17	USD	1,222	CHF	1,248	9
01/30/17	USD	251	CHF	253	(1)
01/30/17	USD	1,776	EUR	1,694	13
01/30/17	USD	568	EUR	535	(2)
01/30/17	USD	1,350	JPY	158,185	8
01/30/17	USD	1,052	JPY	122,250	(2)
01/30/17	GBP	33,099	USD	42,019	1,100
01/30/17	GBP	299	USD	367	(3)
01/30/17	CHF	39,270	USD	38,943	210
01/30/17	CHF	984	USD	957	(13)
01/30/17	DKK	47,405	USD	6,799	63
01/30/17	DKK	1,429	USD	200	(3)
01/30/17	AUD	51,422	USD	38,486	1,288
01/30/17	AUD	944	USD	679	(5)
01/30/17	EUR	55,171	USD	58,861	594
01/30/17	EUR	1,693	USD	1,763	(25)
01/30/17	SEK	93,468	USD	10,239	(71)
01/30/17	CAD	103,538	USD	78,938	1,696
01/30/17	CAD	2,396	USD	1,780	(8)
01/30/17	NOK	196,101	USD	23,301	505
01/30/17	NOK	5,251	USD	603	(7)
01/30/17	JPY	7,095,698	USD	61,702	763
01/30/17	JPY	273,449	USD	2,321	(27)
01/31/17	USD	119	SGD	173	1
01/31/17	USD	410	NZD	592	2
01/31/17	SGD	13,887	USD	9,752	138
01/31/17	SGD	144	USD	100	—
01/31/17	NZD	26,730	USD	19,247	632
01/31/17	NZD	697	USD	481	(5)
02/01/17	USD	777	HKD	6,028	1
02/01/17	HKD	237,131	USD	30,566	(26)

					$6,842

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Global Managed Volatility Fund (Continued)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(433,179)	$440,021	$6,842

			$6,842

For the period ended December 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,709,579 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $6,942 ($ Thousands), representing 0.4% of the net assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

USD — United States Dollar

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $1,538,814 ($ Thousands), and the unrealized appreciation and depreciation were $194,214 ($ Thousands) and $(45,789) ($Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,610,387	$5,851	$–	$1,616,238
Preferred Stock	4,188	–	–	4,188
Cash Equivalent	66,813	–	–	66,813

Total Investments in Securities	$1,681,388	$5,851	$–	$1,687,239

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$339	$—	$—	$339
Unrealized Depreciation	(228)	—	—	(228)
Forwards Contracts *
Unrealized Appreciation	—	7,045	—	7,045
Unrealized Depreciation	—	(203)	—	(203)

Total Other Financial Instruments	$111	$6,842	$—	$6,953

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of observable inputs to determine fair value.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income
SEI Daily Income Trust, Government Fund, Cl A	$ 83,471	$ 75,517	$ (92,175)	$ 66,813	$ 52

Totals	$ 83,471	$ 75,517	$ (92,175)	$ 66,813	$ 52

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Consumer Discretionary — 5.6%
Autozone *	3,400	$2,685
Best Buy	13,870	592
Big Lots	16,600	833
Brinker International	6,820	338
Canadian Tire, Cl A	29,600	3,074
Cheesecake Factory	33,400	2,000
Children’s Place	37,800	3,816
Comcast, Cl A	42,900	2,962
Cooper-Standard Holdings *	21,900	2,264
Darden Restaurants	52,400	3,810
Dollar General	18,394	1,362
Dunkin’ Brands Group	40,288	2,113
Fiat Chrysler Automobiles	30,990	283
Foot Locker, Cl A	49,778	3,529
Graham Holdings, Cl B	1,400	717
McDonald’s	41,554	5,058
NVR *	1,040	1,736
Panera Bread, Cl A *	20,095	4,121
Scripps Networks Interactive, Cl A	46,400	3,312
Target, Cl A	167,437	12,094
Tenneco *	5,064	316

		57,015

Consumer Staples — 20.5%
Altria Group	242,390	16,390
Archer-Daniels-Midland	45,200	2,063
Cal-Maine Foods	68,600	3,030
Campbell Soup	19,049	1,152
Church & Dwight	123,346	5,451
Clorox	58,520	7,024
Coca-Cola	185,969	7,710
Coca-Cola European Partners	49,400	1,551
Colgate-Palmolive	105,752	6,920
ConAgra Foods	123,574	4,887
Costco Wholesale	40,733	6,522
CVS Health	49,900	3,938
Dean Foods	39,322	856
Dr Pepper Snapple Group	132,742	12,036
Fresh Del Monte Produce	63,500	3,850
General Mills	60,437	3,733
Hershey	69,527	7,191
Ingredion	31,597	3,948
JM Smucker	33,707	4,317
Kellogg	72,747	5,362
Kimberly-Clark	67,862	7,744
Kroger	200,439	6,917
Lamb Weston Holdings	41,191	1,559
McCormick	72,119	6,731
Metro, Cl A	58,400	1,749
Nu Skin Enterprises, Cl A	31,729	1,516
PepsiCo	104,136	10,896

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Philip Morris International	59,438	$5,438
Pinnacle Foods	18,100	968
Procter & Gamble	93,908	7,896
Reynolds American	137,289	7,694
Sanderson Farms	28,200	2,658
SYSCO, Cl A	170,308	9,430
Tyson Foods, Cl A	81,900	5,052
Universal	16,000	1,020
Wal-Mart Stores	250,054	17,284
Weis Markets	43,300	2,894
Whole Foods Market	55,118	1,695

		207,072

Energy — 1.1%
Exxon Mobil	94,000	8,484
Valero Energy	39,600	2,706

		11,190

Financials — 16.8%
Aflac	56,400	3,925
AGNC Investment	147,233	2,669
Allied World Assurance Holdings	96,415	5,179
Allstate	80,550	5,970
American Financial Group	41,500	3,657
Annaly Capital Management ‡	409,600	4,084
Arch Capital Group *	78,888	6,807
Aspen Insurance Holdings	41,765	2,297
Assurant	13,330	1,238
Assured Guaranty	56,332	2,128
Axis Capital Holdings	188,079	12,276
Bank of America	26,785	592
Berkshire Hathaway, Cl B *	59,100	9,632
BOK Financial	52,300	4,343
Canadian Imperial Bank of Commerce	31,000	2,533
CBOE Holdings	126,325	9,334
Chubb	12,399	1,638
Endurance Specialty Holdings	42,200	3,899
Everest Re Group	54,712	11,840
Genworth MI Canada	23,900	600
Hanover Insurance Group, Cl A	19,700	1,793
Maiden Holdings	62,300	1,087
MFA Financial ‡	624,682	4,766
Morningstar, Cl A	57,051	4,197
National Bank of Canada	71,400	2,903
Popular	6,756	296
ProAssurance	78,979	4,439
Progressive	115,800	4,111
Reinsurance Group of America, Cl A	17,653	2,221
RenaissanceRe Holdings	105,274	14,340
Starwood Property Trust ‡	113,800	2,498
TFS Financial	173,405	3,302
Travelers	90,726	11,107

SEI Institutional Managed Trust / Quarterly Report /December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Validus Holdings	243,985	$13,422
Voya Financial	13,830	542
White Mountains Insurance Group	5,238	4,379
		170,044

Health Care — 13.4%
AbbVie	53,300	3,338
Aetna, Cl A	53,839	6,677
AmerisourceBergen	64,617	5,052
Amgen, Cl A	16,800	2,456
Anthem	52,883	7,603
AstraZeneca ADR	107,200	2,929
Baxter International	23,670	1,050
Biogen *	4,990	1,415
C.R. Bard	8,000	1,797
Cardinal Health	26,600	1,914
Edwards Lifesciences, Cl A *	2,820	264
Eli Lilly	71,230	5,239
Express Scripts Holding *	25,300	1,740
Gilead Sciences	27,328	1,957
Hill-Rom Holdings	18,200	1,022
Hologic *	53,279	2,138
Humana	11,900	2,428
ICON *	25,425	1,912
Johnson & Johnson	204,489	23,559
Laboratory Corp of America Holdings *	24,100	3,094
Masimo *	14,010	944
McKesson	11,300	1,587
Merck	249,835	14,708
Pfizer	720,233	23,393
Premier, Cl A *	80,647	2,448
Quest Diagnostics	65,444	6,014
United Therapeutics *	8,900	1,277
UnitedHealth Group	43,096	6,897
Varian Medical Systems *	5,500	494

		135,346

Industrials — 11.0%
3M	26,347	4,705
Boeing	21,700	3,378
BWX Technologies, Cl W	52,214	2,073
EMCOR Group	30,988	2,193
Expeditors International of Washington	104,761	5,548
General Dynamics	8,600	1,485
Huntington Ingalls Industries, Cl A	12,223	2,251
Kaman, Cl A	32,900	1,610
L-3 Communications Holdings	24,400	3,712
Landstar System	84,917	7,243
Lockheed Martin	30,905	7,724
Northrop Grumman	56,842	13,220
Orbital ATK	24,500	2,149
Quanta Services *	64,658	2,253

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Raytheon	100,917	$14,330
Republic Services	146,100	8,335
Southwest Airlines, Cl A	31,053	1,548
Spirit AeroSystems Holdings, Cl A	10,500	613
United Continental Holdings *	25,198	1,837
United Parcel Service, Cl B	97,036	11,124
United Technologies	41,800	4,582
Waste Management	137,382	9,742

		111,655

Information Technology — 10.4%
Amdocs	183,947	10,715
Apple	45,000	5,212
Applied Materials	22,727	733
Aspen Technology *	41,560	2,273
Automatic Data Processing	41,459	4,261
Benchmark Electronics *	52,700	1,607
Broadridge Financial Solutions	31,637	2,098
CA	69,600	2,211
Canon ADR	87,700	2,468
Cisco Systems	242,600	7,331
Citrix Systems *	4,190	374
Convergys	85,000	2,088
CSG Systems International	37,600	1,820
eBay *	65,643	1,949
Flex *	16,170	232
Harris	20,200	2,070
HP	26,700	396
Intel	210,500	7,635
International Business Machines	59,400	9,860
Intuit	15,549	1,782
Jack Henry & Associates	13,800	1,225
Leidos Holdings	4,230	216
Microsoft	72,739	4,520
Motorola Solutions	48,500	4,020
NetApp	11,469	405
Oracle, Cl B	85,200	3,276
Qualcomm	51,900	3,384
Science Applications International	14,671	1,244
Symantec, Cl A	283,326	6,769
Synopsys *	62,405	3,673
Take-Two Interactive Software, Cl A *	43,633	2,151
Tech Data *	22,200	1,880
Teradyne	19,298	490
VeriSign *	25,514	1,941
Western Union	118,100	2,565

		104,874

Materials — 1.5%
AptarGroup	7,900	580
Avery Dennison	31,600	2,219
Bemis	44,400	2,123

2	SEI Institutional Managed Trust / Quarterly Report /December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cabot	13,784	$697
Kaiser Aluminum	33,600	2,610
LyondellBasell Industries, Cl A	7,480	642
Royal Gold, Cl A	3,538	224
Sonoco Products	74,703	3,937
Trinseo	30,180	1,790

		14,822

Real Estate — 1.5%
Equity LifeStyle Properties ‡	28,053	2,022
Hospitality Properties Trust ‡	3,639	115
Mid-America Apartment Communities ‡	28,000	2,742
National Health Investors ‡	26,300	1,951
Piedmont Office Realty Trust, Cl A ‡	222,000	4,642
Select Income ‡	65,000	1,638
Senior Housing Properties Trust ‡	132,100	2,501

		15,611

Telecommunication Services — 5.3%
AT&T	610,915	25,982
BCE	67,200	2,908
NTT DoCoMo ADR	130,100	2,960
SK Telecom ADR	129,800	2,713
TELUS	115,600	3,685
Verizon Communications	296,048	15,803

		54,051

Utilities — 11.3%
AES	100,449	1,167
Alliant Energy	12,600	477
Ameren	60,200	3,158
American Electric Power	122,164	7,692
Centerpoint Energy	48,913	1,205
Consolidated Edison	165,942	12,227
DTE Energy	45,217	4,454
Duke Energy	71,120	5,520
Edison International	132,241	9,520
Entergy	123,020	9,038
Eversource Energy	113,570	6,273
Exelon	161,500	5,732
Great Plains Energy	5,200	142
PG&E	135,902	8,259
Pinnacle West Capital	58,791	4,588
Portland General Electric	92,463	4,006
Public Service Enterprise Group	205,156	9,002
SCANA	41,600	3,049
Southern	138,614	6,818
Southwest Gas	13,553	1,038
UGI	47,069	2,169
Vectren	42,833	2,234

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WEC Energy Group	119,032	$6,981

		114,749

Total Common Stock (Cost $733,828) ($ Thousands)		996,429

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Safeway CVR - Casa Ley *‡‡	85,430	87
Safeway CVR - PDC *‡‡	85,430	4

Total Rights (Cost $—) ($ Thousands)		91

	Shares

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	13,352,124	13,352

Total Cash Equivalent (Cost $13,352) ($ Thousands)		13,352

Total Investments — 99.7% (Cost $747,180) ($ Thousands) @		$1,009,872

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	56	Mar-2017	$(47)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,012,918 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

S&P — Standard & Poor’s

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $747,180 ($ Thousands), and the unrealized appreciation and depreciation were $263,372 ($ Thousands) and $(680) ($ Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report /December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Managed Volatility Fund (Concluded)

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$996,429	$–	$–	$996,429
Rights	–	91	–	91
Cash Equivalent	13,352	–	–	13,352

Total Investments in Securities	$1,009,781	$91	$–	$1,009,872

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(47)	$—	$—	$(47)

Total Other Financial Instruments	$(47)	$—	$—	$(47)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income
SEI Daily Income Trust, Government Fund, Class A	$ 34,072	$48,220	$ (68,940)	$ 13,352	$13

Totals	$ 34,072	$48,220	$ (68,940)	$ 13,352	$13

4	SEI Institutional Managed Trust / Quarterly Report /December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Australia — 7.0%
AGL Energy	193,163	$3,090
ASX	34,946	1,258
Caltex Australia	24,388	538
Coca-Cola Amatil	154,084	1,129
Crown Resorts	51,388	431
CSL	12,603	916
Flight Centre	12,094	274
Harvey Norman Holdings	210,193	782
LendLease Group	56,289	596
Mirvac Group ‡	383,636	592
Rio Tinto	16,731	726
South32	65,377	130
Stockland ‡	220,925	733
Telstra, Cl B	1,190,633	4,397
Vicinity Centres ‡	418,483	906
Wesfarmers	38,538	1,176
		17,674

Austria — 3.2%
Atrium European Real Estate	24,358	101
BUWOG	56,671	1,320
CA Immobilien Anlagen	20,205	372
Erste Group Bank	18,895	555
Lenzing	7,333	889
Oesterreichische Post	21,047	708
OMV	24,744	876
Raiffeisen Bank International	35,144	644
S IMMO	9,548	101
Telekom Austria, Cl A	108,184	640
UNIQA Insurance Group	98,265	746
Verbund	14,930	239
voestalpine	20,384	802
		7,993

Belgium — 1.2%
Colruyt	26,361	1,307
Proximus	40,525	1,169
Sipef	1,175	75
TER Beke	295	44
UCB, Cl A	6,033	388
		2,983

Canada — 2.5%
Canadian Tire, Cl A	9,232	959
Metro, Cl A	22,696	679
Open Text	11,899	736
TELUS	57,560	1,835
Toronto-Dominion Bank	41,371	2,043
		6,252

Denmark — 2.9%
Carlsberg, Cl B	9,379	811
Coloplast, Cl B	17,239	1,165

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Danske Bank	64,149	$1,949
ISS	58,062	1,964
Jyske Bank	17,004	812
Novo Nordisk, Cl B	7,569	273
United International Enterprises	564	99
William Demant Holding *	5,208	91
		7,164

Finland — 0.8%
Fortum	8,922	137
Olvi, Cl A	3,443	102
Orion, Cl B	28,853	1,287
Sponda	108,303	500
		2,026

France — 4.6%
Atos	11,627	1,229
Bastide le Confort Medical	2,603	65
Christian Dior, Cl B	2,007	422
Cie Generale des Etablissements Michelin	7,055	786
Dassault Aviation	481	539
Euler Hermes Group	11,302	995
Eutelsat Communications	37,380	725
Groupe Guillin	2,861	99
Le Noble Age	2,819	105
Metropole Television	35,579	663
Rubis SCA	6,165	509
Sanofi	35,786	2,903
Societe Fonciere Lyonnaise	1,508	78
Thales, Cl A	7,046	685
TOTAL	30,880	1,587
Vilmorin & Cie	1,681	106
		11,496

Germany — 5.2%
adidas	2,556	405
Beiersdorf	3,638	309
Celesio	34,333	931
Deutsche Post	15,215	501
Evonik Industries	19,311	578
Fraport Frankfurt Airport Services Worldwide	7,517	445
Hannover Rueck	11,547	1,252
Henkel & KGaA	9,426	984
Krones	5,284	484
KWS Saat	641	191
Merck KGaA	8,368	875
MTU Aero Engines	5,852	678
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	8,775	1,663
Salzgitter	18,883	668
SAP	6,978	610
Siemens	13,323	1,641
Siltronic *	4,631	215
Suedzucker	3,910	94

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vonovia	10,659	$347
Wuestenrot & Wuerttembergische	5,037	99
		12,970

Hong Kong — 4.6%
ASM Pacific Technology	94,800	1,005
Cheung Kong Infrastructure Holdings	85,000	676
China Motor Bus	9,600	110
CLP Holdings, Cl B	174,000	1,599
First Pacific	332,000	232
Hang Lung Group	45,000	157
HK Electric Investments & HK Electric Investments (A)	539,000	445
HKT Trust & HKT	603,000	740
Hong Kong & China Gas	144,000	255
Hong Kong Aircraft Engineering	15,200	102
Hongkong & Shanghai Hotels	99,000	110
Kerry Properties	421,000	1,143
MTR *	96,000	467
New World Development	94,000	99
NWS Holdings	77,000	126
Paliburg Holdings	328,000	102
Power Assets Holdings	61,500	542
Regal Hotels International Holdings	168,000	92
Shangri-La Asia	90,000	95
Tian An China Investment	170,000	100
WH Group (A)	3,459,000	2,797
Wheelock	84,000	473
		11,467

Ireland — 0.4%
AerCap Holdings *	14,345	597
Irish Residential Properties	282,097	348
		945

Israel — 1.7%
Bank Hapoalim	340,585	2,030
Bank Leumi Le-Israel *	33,465	138
Israel Discount Bank, Cl A *	185,998	388
Isras Investment	1,037	97
Mizrahi Tefahot Bank	47,125	691
Orbotech *	21,474	718
Shufersal	26,493	99
		4,161

Italy — 0.8%
Ansaldo STS	23,482	293
Enel	241,041	1,065
Hera	98,795	228
Snam Rete Gas	112,080	463
		2,049

Japan — 20.7%
Alfresa Holdings	18,800	312
Alpen	10,500	189

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AOKI Holdings	49,200	$607
Aoyama Trading	19,400	677
Aozora Bank	286,000	1,013
Arcs	32,000	722
Asahi Group Holdings	23,800	753
Asahi Kasei	158,000	1,381
Astellas Pharma	152,400	2,121
Canon	54,500	1,540
Chubu Electric Power	57,600	806
COMSYS Holdings	38,500	707
Daiichi Sankyo	49,900	1,023
Daiki Aluminium Industry	26,000	113
Dainippon Sumitomo Pharma	15,600	269
Daiohs	3,400	31
Daito Trust Construction	4,500	678
Doutor Nichires Holdings	41,100	758
Ebara Foods Industry	4,700	83
EDION	34,700	326
Electric Power Development	14,200	328
FJ Next	16,100	101
FUJIFILM Holdings	23,300	886
Gakkyusha	8,400	104
Heiwa	43,600	999
Honda Motor	31,500	922
Inaba Denki Sangyo	15,500	535
Japan Tobacco	17,200	567
Joshin Denki	12,000	102
Kato Sangyo	8,700	204
KDDI	71,300	1,809
Keihanshin Building	19,000	100
Key Coffee	13,900	259
Kinden	73,400	918
Kojima	32,200	80
Kourakuen Holdings	600	8
Kuraray	66,600	1,003
Kurimoto	7,000	136
KYORIN Holdings	10,300	221
Kyowa Exeo	63,900	922
Matsumotokiyoshi Holdings	18,000	889
McDonald’s Holdings Japan	9,400	247
Mebuki Financial Group	135,900	505
Mitsubishi	18,200	389
Mitsubishi Gas Chemical	22,800	390
Mitsubishi Shokuhin	17,500	521
Mitsubishi Steel Manufacturing	86,000	168
Mitsubishi Tanabe Pharma	101,000	1,986
Mitsui	59,900	825
Nakayama Steel Works *	15,800	98
Nichias	61,000	590
Nippo	47,000	879
Nippon Express	119,000	642
Nippon Telegraph & Telephone	62,700	2,641

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nissan Motor	162,800	$1,641
Nissui Pharmaceutical	5,700	63
NTT DOCOMO	72,200	1,648
Okinawa Electric Power	39,000	879
Okuwa	3,000	30
Osaka Gas	427,000	1,646
Otsuka	7,300	342
OUG Holdings	45,000	101
PanaHome	85,000	689
Proto	6,100	70
Ryoden	15,000	95
Sanyo Electric Railway	20,000	104
Sega Sammy Holdings	62,400	930
Senshu Ikeda Holdings	138,800	641
Shibusawa Warehouse	36,000	107
Shidax	15,300	57
Shikibo	96,000	113
Shimachu	27,400	732
Sumitomo Bakelite	124,000	696
Sumitomo Osaka Cement	85,000	321
Suzuken	42,600	1,395
Taisho Pharmaceutical Holdings	1,100	91
TAKEBISHI	1,900	19
Takeda Pharmaceutical	7,600	315
Takihyo	23,000	90
Tokyo Gas	50,000	227
Toshiba Plant Systems & Services	56,000	739
Tsumura	4,900	135
West Japan Railway	21,800	1,341
Yamada Denki	193,500	1,045
Yasuda Logistics	17,000	110
Yellow Hat	5,600	121
Yodogawa Steel Works	11,200	293
Yuasa Funashoku	33,000	89
		51,998

Netherlands — 2.2%
ABN AMRO Group (A)	35,544	789
APERAM	13,487	618
ASR Nederland *	12,485	298
Koninklijke Ahold Delhaize	14,500	306
NN Group	61,181	2,078
QIAGEN *	31,364	879
Royal KPN	193,074	573
		5,541

New Zealand — 2.6%
Arvida Group	102,048	90
Chorus	184,530	511
Fisher & Paykel Healthcare	29,981	178
Fletcher Building	302,374	2,235
Freightways	32,367	152
Goodman Property Trust	151,812	129

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mercury NZ	363,423	$750
Meridian Energy	238,637	433
Sanford	22,191	105
Sky City Entertainment Group	153,417	420
Spark New Zealand	509,688	1,212
Summerset Group Holdings	29,057	95
Tegel Group Holdings	75,000	76
Tourism Holdings	55,789	144
Vital Healthcare Property Trust	52,044	73
		6,603

Norway — 3.1%
AF Gruppen	5,518	99
Aker, Cl A	2,723	102
Austevoll Seafood	58,424	569
DNB, Cl A	52,682	786
Ekornes	7,939	98
Gjensidige Forsikring	5,681	90
Hafslund, Cl B	5,709	63
Leroey Seafood Group	15,162	847
Marine Harvest	45,007	814
Norsk Hydro	187,364	899
Olav Thon Eiendomsselskap	5,355	100
Orkla	98,000	890
Statoil	39,204	722
Telenor	37,098	556
Weifa	33,649	100
Yara International	25,247	997
		7,732

Portugal — 0.4%
REN - Redes Energeticas Nacionais SGPS	399,400	1,137

Singapore — 3.8%
CapitaLand Commercial Trust ‡	486,700	499
CapitaMall Trust ‡	182,000	238
DBS Group Holdings	136,000	1,632
Hutchison Port Holdings, Cl U	224,700	98
Mapletree Industrial Trust ‡	627,000	714
Mapletree Logistics Trust ‡	994,700	702
OUE	80,600	98
SATS	306,500	1,029
Singapore Airlines	57,000	382
Singapore Technologies Engineering	66,300	148
SPH ‡	232,800	153
StarHub	412,400	802
Suntec ‡	52,900	60
United Industrial	50,700	97
United Overseas Bank	37,700	532
UOL Group	58,700	243
Venture	212,100	1,451
Viva Industrial Trust ‡	34,200	18

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wilmar International	290,000	$721
		9,617

Spain — 2.7%
Cia de Distribucion Integral Logista Holdings	20,972	487
Ebro Foods	12,081	254
Endesa	133,581	2,835
Grifols	52,305	1,041
Iberdrola	154,080	1,013
Red Electrica	58,219	1,101
		6,731

Sweden — 1.3%
Axfood	19,112	301
Hemfosa Fastigheter	75,304	705
ICA Gruppen	14,075	431
KNOW IT	10,862	107
Svenska Cellulosa SCA, Cl B	30,264	857
Swedish Match	29,358	936
		3,337

Switzerland — 11.0%
ABB	4,513	95
Actelion	3,040	660
Actelion ADR	1,762	96
Allreal Holding, Cl A	688	102
ALSO Holding	1,128	100
Baloise Holding	7,949	1,003
Barry Callebaut	244	299
BKW	9,860	478
Coca-Cola HBC	37,057	811
Givaudan	287	527
HOCHDORF Holding	334	102
Investis Holding *	703	39
Kuehne & Nagel International	6,353	841
Nestle	17,948	1,290
Novartis	30,948	2,256
Pargesa Holding	2,587	169
Plazza	12	3
Roche Holding	20,194	4,622
Romande Energie Holding	84	106
Schindler Holding	6,422	1,135
SGS, Cl B	143	292
Sika	81	390
Sonova Holding	7,315	888
St. Galler Kantonalbank	265	103
Swiss Life Holding	9,932	2,816
Swiss Prime Site, Cl H	24,245	1,988
Swiss Re	33,627	3,193
Swisscom	2,946	1,322
Zurich Insurance Group	6,573	1,813
		27,539

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United Kingdom — 14.6%
Advanced Medical Solutions Group	24,759	$68
AstraZeneca	1,711	94
BAE Systems	375,483	2,744
BCA Marketplace	150,153	346
BP	285,107	1,795
British American Tobacco	33,710	1,925
Carnival	27,356	1,394
Central Asia Metals	39,731	112
Centrica	309,103	894
Craneware	7,808	128
Diageo	34,438	898
Eco Animal Health Group	15,694	98
GlaxoSmithKline	262,924	5,075
HSBC Holdings	173,939	1,412
IDOX	131,753	105
Imperial Brands	111,300	4,872
J Sainsbury	281,436	867
Kingfisher	317,581	1,375
National Grid	85,057	1,000
OPG Power Ventures	123,670	96
QinetiQ Group	373,613	1,213
Reckitt Benckiser Group	5,644	480
Royal Mail	298,749	1,706
Secure Income ‡	25,660	100
Severn Trent	10,676	293
Sirius Real Estate	87,389	48
Smith & Nephew	57,827	872
SSE	148,907	2,858
Tate & Lyle	59,753	522
UBM	45,607	412
Vodafone Group	28,557	71
William Hill	195,198	700
Wm Morrison Supermarkets	429,104	1,223
WPP	36,769	825
		36,621

United States — 0.2%
International Game Technology	21,158	540

Total Common Stock (Cost $243,556) ($ Thousands)		244,576

PREFERRED STOCK — 0.4%

Germany — 0.4%
Bayerische Motoren Werke	1,354	104
Draegerwerk & KGaA	1,270	106
Henkel & KGaA	6,345	758
		968
Total Preferred Stock (Cost $1,009) ($ Thousands)		968

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANY — 0.0%
F&C UK Real Estate Investment	30,456	$38

Total Registered Investment Company (Cost $36) ($ Thousands)		$38

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl A 0.320%**†	4,294,451	4,294

Total Cash Equivalent (Cost $4,294) ($ Thousands)		4,294

Total Investments — 99.6% (Cost $248,895) ($ Thousands) @		$249,876

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	34	Mar-2017	$20
FTSE 100 Index	8	Mar-2017	15
Hang Seng Index	2	Jan-2017	5
SPI 200 Index	2	Mar-2017	5
Topix Index	7	Mar-2017	(11)

			$34

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $250,981 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $4,031 ($ Thousands), representing 1.6% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

SPI — Share Price Index

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $248,895 ($ Thousands), and the unrealized appreciation and depreciation were $6,517 ($ Thousands) and $(5,536) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$244,407	$169	$–	$244,576
Preferred Stock	968	–	–	968
Registered Investment Company	–	38	–	38
Cash Equivalent	4,294	–	–	4,294

Total Investments in Securities	$249,669	$207	$–	$249,876

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$45	$—	$—	$45
Unrealized Depreciation	(11)	—	—	(11)

Total Other Financial Instruments	$34	$—	$—	$34

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income
SEI Daily Income Trust, Government Fund, CI A	$—	$242,958	$(238,664)	$4,294	$7

Totals	$—	$242,958	$(238,664)	$4,294	$7

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 0.8%
Hilton Worldwide Holdings	40,360	$1,098
Hyatt Hotels, Cl A *	6,740	372
		1,470

Real Estate — 97.1%
Alexandria Real Estate Equities ‡	29,720	3,303
American Assets Trust ‡	11,810	509
American Homes 4 Rent, Cl A ‡	122,985	2,580
Apartment Investment & Management, Cl A ‡	33,586	1,526
AvalonBay Communities ‡	54,126	9,588
Boston Properties ‡	29,780	3,746
Camden Property Trust ‡	16,050	1,349
Care Capital Properties ‡	15,820	396
CBL & Associates Properties ‡	77,750	894
Chesapeake Lodging Trust ‡	46,200	1,195
Colony Starwood Homes ‡	22,730	655
Columbia Property Trust ‡	39,230	847
CoreSite Realty ‡	15,850	1,258
Corporate Office Properties Trust ‡	28,570	892
CubeSmart ‡	158,825	4,252
CyrusOne ‡	84,540	3,781
DDR ‡	290,325	4,433
Digital Realty Trust, Cl A ‡	34,085	3,349
Douglas Emmett ‡	102,756	3,757
Duke Realty ‡	82,480	2,191
Education Realty Trust ‡	17,770	752
Equinix ‡	21,390	7,645
Equity One, Cl A ‡	39,610	1,216
Equity Residential ‡	128,770	8,288
Essex Property Trust ‡	20,214	4,700
Extra Space Storage ‡	17,850	1,379
Federal Realty Investment Trust ‡	9,775	1,389
First Industrial Realty Trust ‡	14,950	419
Forest City Realty Trust, Cl A ‡	44,590	929
General Growth Properties ‡	141,039	3,523
HCP ‡	166,128	4,937
Healthcare Realty Trust ‡	12,690	385
Healthcare Trust of America, Cl A ‡	43,820	1,276
Highwoods Properties ‡	27,210	1,388
Hospitality Properties Trust ‡	40,125	1,274
Host Hotels & Resorts ‡	252,124	4,750
Hudson Pacific Properties ‡	84,250	2,930
Kimco Realty ‡	144,785	3,643
Kite Realty Group Trust ‡	22,410	526
LaSalle Hotel Properties ‡	24,075	734
Liberty Property Trust ‡	80,600	3,184
Life Storage	23,575	2,010
Macerich ‡	45,064	3,192
Mack-Cali Realty ‡	16,940	492
Medical Properties Trust ‡	16,580	204
Mid-America Apartment Communities ‡	20,503	2,008

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omega Healthcare Investors ‡	17,770	$555
Parkway *	30,290	674
Pebblebrook Hotel Trust ‡	34,475	1,026
ProLogis ‡	170,647	9,008
PS Business Parks ‡	8,190	954
Public Storage ‡	45,111	10,082
QTS Realty Trust, Cl A ‡	9,010	447
Quality Care Properties *	14,510	225
Ramco-Gershenson Properties ‡	27,880	462
Regency Centers ‡	43,195	2,978
RLJ Lodging Trust ‡	25,630	628
Senior Housing Properties Trust ‡	176,175	3,335
Silver Bay Realty Trust ‡	16,380	281
Simon Property Group ‡	86,218	15,318
SL Green Realty ‡	10,900	1,172
STAG Industrial ‡	24,670	589
Sunstone Hotel Investors ‡	97,840	1,492
Taubman Centers ‡	7,475	553
UDR ‡	69,870	2,549
Ventas ‡	64,895	4,057
Vornado Realty Trust ‡	76,860	8,022
Washington ‡	18,340	600
Weingarten Realty Investors ‡	118,470	4,240
Welltower ‡	96,045	6,428
		189,349

Total Common Stock (Cost $154,134) ($ Thousands)		190,819

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	4,998,199	4,998

Total Cash Equivalent (Cost $4,998) ($ Thousands)		4,998

Total Investments — 100.5% (Cost $159,132) ($ Thousands) @		$195,817

Percentages are based on Net Assets of $194,897 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of December 31, 2016.

† Investment in Affiliated Security.

‡ Real Estate Investment Trust.

Cl — Class

L.P. — Limited Partnership

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $159,132 ($ Thousands), and the unrealized appreciation and depreciation were $38,304 ($ Thousands) and $(1,619) ($Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Real Estate Fund (Concluded)

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$190,819	$–	$–	$190,819
Cash Equivalent	4,998	–	–	4,998

Total Investments in Securities	$195,817	$–	$–	$195,817

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 1,024	$ 779	$ (1,803)	$—	$—	$ —	$1
SEI Daily Income Trust, Government Fund, Class A	7,522	22,880	(25,404)	—	—	4,998	3

Totals	$ 8,546	$ 23,659	$ (27,207)	$—	$—	$ 4,998	$ 4

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.1%
Consumer Discretionary — 3.9%
American Honda Finance MTN
1.700%, 02/22/2019	$250	$249
AutoZone
1.625%, 04/21/2019	70	69
Daimler Finance North America LLC
1.650%, 05/18/2018 (A)	300	299
1.500%, 07/05/2019 (A)	285	280
Ford Motor Credit LLC
1.897%, 08/12/2019	350	345
1.783%, 03/12/2019 (B)	200	200
General Motors Financial
2.400%, 04/10/2018	200	200
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	298
NBCUniversal Enterprise
1.565%, 04/15/2018 (A)(B)	300	302
SFR Group
7.375%, 05/01/2026 (A)	200	205
Sinclair Television Group
5.625%, 08/01/2024 (A)	200	204
Sirius XM Radio
5.375%, 04/15/2025 (A)	200	199
Six Flags Entertainment
4.875%, 07/31/2024 (A)	100	99
Toyota Motor Credit MTN
1.200%, 04/06/2018	300	299
Volkswagen Group of America Finance
1.386%, 05/22/2018 (A)(B)	300	298

		3,546

Consumer Staples — 3.4%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	320	321
1.286%, 02/01/2019 (B)	300	300
Anheuser-Busch North American Holding
1.576%, 08/01/2018 (A)(B)	250	250
CVS Health
1.900%, 07/20/2018	350	351
JM Smucker
1.750%, 03/15/2018	180	180
Kroger
2.000%, 01/15/2019	220	221
Kroger MTN
1.500%, 09/30/2019	285	281
Molson Coors Brewing
1.450%, 07/15/2019	140	138
Mondelez International
1.406%, 02/01/2019 (B)	225	225
Reynolds American
2.300%, 06/12/2018	245	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Skandinaviska Enskilda Banken
1.527%, 09/13/2019 (A)(B)	$300	$300
Walgreens Boots Alliance
1.750%, 05/30/2018	225	225

		3,039

Energy — 3.6%
Anadarko Petroleum
6.950%, 06/15/2019	235	261
BP Capital Markets PLC
1.627%, 09/26/2018 (B)	250	251
ConocoPhillips
1.500%, 05/15/2018	200	199
Energy Future Holdings
3.720%, 12/31/2034	4	1
Energy Transfer Partners
2.500%, 06/15/2018	350	351
Exxon Mobil
1.439%, 03/01/2018	200	200
Halcon Resources
8.625%, 02/01/2020 (A)	120	125
Kinder Morgan
2.000%, 12/01/2017	270	270
Noble Energy
8.250%, 03/01/2019	250	281
Schlumberger Holdings
1.900%, 12/21/2017 (A)	300	301
Shell International Finance BV
1.375%, 05/10/2019	250	248
Statoil
1.343%, 11/08/2018 (B)	300	300
Suncor Energy
6.100%, 06/01/2018	225	238
Total Capital International
1.452%, 08/10/2018 (B)	225	226

		3,252

Financials — 10.8%
Bank of America MTN
5.650%, 05/01/2018	110	115
2.000%, 01/11/2018	190	191
Bank of Montreal MTN
1.553%, 12/12/2019 (B)	350	350
Bank of New York Mellon MTN
1.386%, 03/06/2018 (B)	300	300
Bank of Nova Scotia
1.650%, 06/14/2019	200	198
Barclays Bank PLC MTN
6.050%, 12/04/2017 (A)	150	155
BB&T MTN
1.546%, 02/01/2019 (B)	325	326

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Branch Banking & Trust
1.450%, 05/10/2019	$260	$257
Citigroup
1.480%, 08/25/2036 (B)	500	397
Credit Agricole MTN
1.923%, 06/10/2020 (A)(B)	250	251
Credit Suisse NY
1.700%, 04/27/2018	250	250
Danske Bank
1.526%, 09/06/2019 (A)(B)	200	200
Deutsche Bank
1.582%, 02/13/2018 (B)	240	239
Fifth Third Bank MTN
1.821%, 08/20/2018 (B)	250	252
Goldman Sachs Group (B)
2.241%, 11/15/2021	275	277
2.042%, 04/23/2020	250	252
HSBC Bank PLC
1.546%, 05/15/2018 (A)(B)	300	300
ING Bank
1.536%, 10/01/2019 (A)(B)	200	200
Jackson National Life Global Funding
1.875%, 10/15/2018 (A)	200	200
JPMorgan Chase
1.520%, 01/28/2019 (B)	300	301
KeyBank
2.350%, 03/08/2019	250	251
Metropolitan Life Global Funding I (B)
1.397%, 12/19/2018 (A)	300	301
1.299%, 09/14/2018 (A)	200	200
Morgan Stanley MTN
5.950%, 12/28/2017	140	146
Morgan Stanley
1.732%, 01/24/2019 (B)	225	226
Nordea Bank MTN
1.618%, 09/30/2019 (A)(B)	200	200
PNC Bank
1.351%, 12/07/2018 (B)	350	350
Principal Life Global Funding II
1.500%, 04/18/2019 (A)	250	247
Protective Life Global Funding
1.722%, 04/15/2019 (A)	235	233
Prudential Financial MTN
1.686%, 08/15/2018 (B)	250	251
Royal Bank of Canada MTN
1.653%, 12/10/2018 (B)	200	201
Santander UK MTN
1.780%, 08/24/2018 (B)	300	301
Societe Generale MTN
1.926%, 10/01/2018 (B)	300	303
Standard Chartered MTN
1.520%, 04/17/2018 (A)(B)	200	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
State Street
1.963%, 06/15/2037 (B)	$375	$331
Synchrony Financial
2.111%, 02/03/2020 (B)	200	198
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	200	197
UBS MTN
1.542%, 08/14/2019 (B)	250	251
Wells Fargo MTN
1.567%, 01/30/2020 (B)	250	250

		9,647

Health Care — 2.7%
Actavis Funding SCS
2.033%, 03/12/2018 (B)	300	302
Aetna
1.700%, 06/07/2018	350	350
Baxalta
1.776%, 06/22/2018 (B)	250	250
Becton Dickinson
1.800%, 12/15/2017	252	252
Celgene
2.125%, 08/15/2018	275	276
Centene
4.750%, 01/15/2025	185	181
DaVita
5.000%, 05/01/2025	177	174
Medtronic
1.500%, 03/15/2018	340	340
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/2018	325	322

		2,447

Industrials — 2.6%
Air Lease
2.125%, 01/15/2020	250	246
Catholic Health Initiatives
2.600%, 08/01/2018	305	308
Fortive
1.800%, 06/15/2019 (A)	315	313
Hutchison Whampoa International 14
1.625%, 10/31/2017 (A)	250	249
ILFC E-Capital Trust I
4.670%, 12/21/2065 (A)(B)	500	439
Nielsen Finance
5.000%, 04/15/2022 (A)	300	306
PACCAR Financial MTN
1.300%, 05/10/2019	195	193

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sensata Technologies
5.000%, 10/01/2025 (A)	$300	$294

		2,348

Information Technology — 0.9%
Cisco Systems
1.337%, 09/20/2019 (B)	225	226
eBay
2.500%, 03/09/2018	300	303
Fidelity National Information Services
2.850%, 10/15/2018	250	254

		783

Materials — 0.7%
Air Liquide Finance
1.375%, 09/27/2019 (A)	225	221
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	350	261
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	121	126

		608

Real Estate — 0.4%
Equinix
5.750%, 01/01/2025	200	209
Ventas Realty
1.250%, 04/17/2017	130	130

		339

Telecommunication Services — 0.8%
AT&T
1.928%, 06/30/2020 (B)	300	301
Inmarsat Finance
4.875%, 05/15/2022 (A)	250	243
Verizon Communications
1.375%, 08/15/2019	145	143

		687

Utilities — 1.3%
DTE Energy
1.500%, 10/01/2019	260	256
Emera US Finance
2.150%, 06/15/2019 (A)	175	174
Exelon
1.550%, 06/09/2017	180	179
NextEra Energy Capital Holdings
1.649%, 09/01/2018	90	90
Sempra Energy
1.625%, 10/07/2019	155	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern
1.550%, 07/01/2018	$350	$349

		1,201
Total Corporate Obligations (Cost $28,172) ($ Thousands)		27,897

LOAN PARTICIPATIONS — 30.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.), Term Loan B2, 1st Lien
3.750%, 12/10/2021	66	66
Academy, Ltd., Initial Term Loan, 1st Lien
5.000%, 07/01/2022	90	83
Acadia Healthcare Company, Term Loan, Tranche B1, 1st Lien
3.756%, 02/11/2022	197	198
Acadia Healthcare Company, Term Loan, Tranche B2, 1st Lien
3.756%, 02/16/2023	198	200
Affinion Group, Initial Term Loan, 2nd Lien
8.500%, 10/31/2018	40	39
Affinion Group, Term Loan, Tranche B, 1st Lien
6.750%, 04/30/2018	299	297
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.250%, 04/28/2022	218	217
Albertson’s LLC, Term B4 Loan, 1st Lien
3.770%, 08/25/2021	100	101
American Builders & Contractors Supply Co., Term Loan B, 1st Lien
3.500%, 09/23/2023	337	340
American Renal Holdings, Term Loan B, 1st Lien
4.750%, 08/20/2019	218	218
Applied Systems, Initial Term Loan, 1st Lien
4.000%, 01/25/2021	301	303
Ardagh Holdings USA, New Term Loan, 1st Lien
3.000%, 12/17/2019	204	206
Asurion, LLC (fka Asurion Corporation), Term Loan, 2nd Lien
8.500%, 03/03/2021	180	183
Auris Luxembourg III S.A R.L., Facility Term Loan B4, 1st Lien
4.250%, 01/17/2022	320	322
Avast Software B.V., Term Loan B, 1st Lien
5.000%, 08/03/2022	114	115
Berlin Packaging, Initial Term Loan, 1st Lien
4.500%, 10/01/2021	200	201
BPA Laboratories, Initial Term Loan, 2nd Lien
0.000%, 07/03/2017 (C)	44	29

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Bright Horizons Family Solutions, Delayed Term Loan, 1st Lien
3.500%, 11/30/2023 (C)	$263	$264
Bright Horizons Family Solutions, Incremental Term Loan, 1st Lien
3.500%, 11/30/2023	286	288
Cable & Wireless Communications, Cov-Lite, Term Loan B1, 1st Lien
5.588%, 12/02/2022	51	52
California Resources Corporation, Term Loan, 1st Lien
11.375%, 12/31/2021	68	75
Camping World, Cov-Lite, Term Loan B, 1st Lien
4.500%, 11/03/2023	293	297
Catalent Pharma Solutions, Dollar Term Loan, 1st Lien
4.250%, 05/20/2021	426	429
CCM Merger, Term Loan, 1st Lien
4.500%, 08/06/2021	169	171
Ceramtec Acquisition, Dollar Term Loan B1, 1st Lien
4.250%, 08/30/2020	180	181
Ceramtec Acquisition, Dollar Term Loan B3,
1st Lien
4.250%, 08/30/2020	55	55
Ceramtec Acquisition, Initial Dollar Term Loan B2, 1st Lien
4.250%, 08/30/2020	20	21
Chief Exploration & Development LLC, Term Loan, 2nd Lien
7.753%, 05/16/2021	460	450
ClubCorp Club Operations, Term Loan B, 1st Lien
4.000%, 12/15/2022	98	99
Communications Sales & Leasing, Term Loan, 1st Lien
4.500%, 10/24/2022	274	278
Conduent, Term Loan B, 1st Lien
6.250%, 11/22/2023 (C)	107	109
Constantia Flexibles, Cov-Lite, Initial Term Loan, 1st Lien
4.000%, 04/30/2022	32	32
Constantia Flexibles, Cov-Lite, Term Loan B2A, 1st Lien
4.000%, 04/30/2022	165	166
Cumulus Media Holdings Inc. , Term Loan, 1st Lien
4.250%, 12/23/2020	164	111
Dell, Cov-Lite, Term Loan B, 1st Lien
4.000%, 09/07/2023	182	185
Dex Media, Term Loan, 1st Lien
11.000%, 07/29/2021	114	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Diebold, Dollar Term B Loan, 1st Lien
5.250%, 11/06/2023	$80	$81
DigitalGlobe, Term Loan B, 1st Lien
3.508%, 12/22/2023	200	201
DJO Finance LLC, Initial Term Loan, 1st Lien
4.250%, 06/08/2020	229	220
EIG Investors Corp., Term Loan, 1st Lien
6.480%, 11/09/2019	390	387
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
6.250%, 07/30/2021	–	—
4.500%, 07/30/2021	98	98
EMI Music Publishing, Term Loan B4, 1st Lien
3.385%, 08/19/2022 (C)	204	205
Energy & Exploration Partners, Cov-Lite, Term Loan, 2nd Lien
5.000%, 05/13/2022 (D)	33	22
Energy & Exploration Partners, Term Loan B, 1st Lien
0.500%, 11/12/2021 (C)(E)	23	1
Energy Transfer Equity, Term Loan, 1st Lien
3.387%, 12/02/2019	250	250
Environmental Resources, Cov-Lite, Term Loan B1, 1st Lien
5.000%, 05/14/2021	46	41
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.750%, 12/01/2023	310	313
Epicor Software Corporation, Term Loan B, 1st Lien
4.750%, 06/01/2022	300	301
Equinox Holdings Inc. , New Initial Term Loan,
1st Lien
5.000%, 01/31/2020	132	134
ESH Hospitality, Cov-Lite, Initial Term Loan, 1st Lien
3.750%, 08/30/2023	425	430
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
5.837%, 04/28/2021	286	260
First Data Corporation, Extended Term Loan, 1st Lien
3.756%, 03/24/2021	225	228
Flex Acquisition Company, Cov-Lite, Term Loan, 1st Lien
4.250%, 12/15/2023	136	137
Focus Brands, Cov-Lite, Term Loan, 1st Lien
5.000%, 10/03/2023	52	53
Fort Dearborn Holding Company, Initial Term Loan, 1st Lien
6.750%, 10/06/2023	1	1
5.000%, 10/06/2023	37	37

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Forterra Finance, LLC, Senior Lien Term Loan, 1st Lien
6.000%, 10/20/2023	$300	$303
Four Seasons, Term Loan, 1st Lien
3.750%, 11/21/2023 (C)	635	641
Gray Television, Term Loan B, 1st Lien
3.938%, 06/13/2021	151	153
GTT Communications, Term Loan B, 1st Lien
0.000%, 12/13/2023 (C)	78	79
Harbor Freight Tools USA, Initial Term Loan, 1st Lien
4.137%, 08/18/2023	214	217
Headwaters, Term Loan B, 1st Lien
4.000%, 03/24/2022	376	378
Hub International Limited, Initial Term Loan, 1st Lien
4.000%, 10/02/2020	300	302
Huntsman International LLC, Incremental Term Loan B, 1st Lien
3.963%, 10/06/2023	218	220
3.783%, 10/06/2023	81	82
3.750%, 10/06/2023	1	1
Ineos US Finance LLC, Cov-Lite, Dollar Term Loan, 1st Lien
4.250%, 03/31/2022	59	60
Ineos US Finance LLC, Dollar Term Loan, 1st Lien
3.750%, 12/15/2020	296	298
Infoblox, Term Loan, 1st Lien
5.652%, 11/03/2023	178	177
Infor (US), Term Loan, Tranche B5, 1st Lien
3.750%, 06/03/2020	306	306
Informatica Corporation, Dollar Term Loan, 1st Lien
4.500%, 08/05/2022	300	298
Intelsat Jackson Holdings S.A., Term Loan, Tranche B2, 1st Lien
3.750%, 06/30/2019 (B)	144	139
ION Trading Technologies S.A.R.L., Dollar Term Loan, Tranche B1
4.250%, 08/11/2023	716	716
Jaguar Holding Company I, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	120	121
Jeld-Wen, Inc., Replacement Term Loan B2, 1st Lien
4.750%, 07/01/2022	700	708
Kenan Advantage Group Holdings, Delayed Draw, Term Loan, 1st Lien
1.500%, 01/31/2017	7	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Kenan Advantage Group Holdings, Delayed Draw, Unfunded Term Loan, 1st Lien
1.500%, 01/31/2017 (C)(E)	$10	$—
Kenan Advantage Group Holdings, Initial Canadian Term Loan, 1st Lien
4.000%, 07/29/2022	46	47
Kenan Advantage Group Holdings, Initial U.S. Term Loan, 1st Lien
4.000%, 07/29/2022	145	145
KFC Holding, Term Loan B, 1st Lien
3.486%, 06/16/2023	20	20
Kleopatra Holdings 2, Initial German Borrower, Dollar Term Loan
4.250%, 04/28/2020	32	32
Kleopatra Holdings 2, Initial U.S. Dollar Term Loan
4.250%, 04/28/2020	75	76
Kraton Polymers LLC, Initial Term Loan, 1st Lien
6.000%, 01/06/2022	180	182
Kronos Incorporated, Initial Term Loan, 1st Lien
5.000%, 10/20/2023	103	104
LBM Borrower, LLC, Cov-Lite, Term Loan, 1st Lien
6.250%, 08/20/2022	100	99
Learfield Communications, Initial Term Loan B, 1st Lien
4.250%, 11/17/2023 (C)	45	46
Life Time Fitness, Closing Date Term Loan, 1st Lien
4.250%, 06/10/2022	253	254
LTS Buyer LLC, Term Loan B, 1st Lien
4.088%, 04/13/2020	279	280
MA Financeco., LLC, Initial Term Loan, Tranche B2, 1st Lien
4.500%, 11/19/2021	100	101
Masergy Communications, Cov-Lite, Term Loan, 1st Lien
5.500%, 12/14/2023	60	60
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 1st Lien
5.000%, 05/04/2022	100	100
MEG Energy Corp., New Term Loan, 1st Lien
3.750%, 03/31/2020	118	114
MGOC, Inc. (fka Media General), Term Loan B, 1st Lien
4.000%, 07/31/2020	140	140
Mission Broadcasting, Term Loan B, 1st Lien
3.000%, 09/26/2023	23	23
MKS Instruments, Term Loan B1, 1st Lien
4.250%, 05/01/2023	54	55

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 09/30/2023	$296	$298
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 06/07/2023	113	115
Mueller Water Products, Initial Term Loan, 1st Lien
4.088%, 11/24/2021	29	30
4.000%, 11/24/2021	67	67
Murray Energy Corporation, Term Loan B2, 1st Lien
8.250%, 04/16/2020	263	251
NBTY, Dollar Term Loan B, 1st Lien
5.000%, 05/05/2023	208	210
Nelson Education Ltd., Term Loan, 1st Lien
12.000%, 10/01/2020	160	88
New Millennium Holdco, Closing Date Term Loan, 1st Lien
7.500%, 12/21/2020	34	17
Nexstar Broadcasting, Term Loan B, 1st Lien
3.000%, 09/26/2023	253	254
Oberthur, Cov-Lite, Term Loan B1, 1st Lien
0.000%, 12/14/2023 (C)	56	57
Oberthur, Cov-Lite, Term Loan B2, 1st Lien
0.000%, 12/14/2023 (C)	91	92
ON Semiconductor Corporation, New Replacement Term Loan, 1st Lien
3.902%, 03/31/2023	100	101
Pardus Oil and Gas, LLC (fka Energy & Exploration Partners, LLC), Term Loan, Tranche A, 1st Lien
13.000%, 11/12/2021	59	55
Peabody Energy Corporation, Commitment Retired Term Loan, 1st Lien
10.000%, 04/18/2017	125	127
Peabody Energy Corporation, Term Loan, 1st Lien
4.250%, 09/24/2020	127	123
PetSmart, Term Loan, Tranche B2, 1st Lien
4.000%, 03/11/2022	99	99
Press Ganey Holdings, Initial Term Loan, 1st Lien
4.250%, 09/29/2023	300	302
Quebecor Media, Facility Term Loan, Tranche B1, 1st Lien
3.402%, 08/17/2020	116	116
Quintiles IMS Incorporated, Dollar Loan Term B, 1st Lien
3.500%, 10/03/2021	167	168
Radiate Holdco, Cov-Lite, Term Loan, 1st Lien
0.000%, 12/09/2023 (C)	121	121

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
RE/MAX, LLC, Term Loan, 1st Lien
3.713%, 12/09/2023	$257	$257
Regal Cinemas Corporation, Refinancing Term Loan, 1st Lien
3.250%, 04/01/2022	271	273
Rexnord LLC/RBS Global, Term Loan B Refinancing, 1st Lien
3.750%, 08/21/2023	278	279
Reynolds Group Holdings, U.S. Term Loan, 1st Lien
4.250%, 02/05/2023	385	390
Rocket Software, Term Loan, 1st Lien
5.250%, 10/11/2023	72	73
Rocket Software, Term Loan, 2nd Lien
10.500%, 10/11/2024	25	25
Royal Holdings, Initial Term Loan, 1st Lien
4.500%, 06/20/2022	126	127
Sai Global, Term Loan B, 1st Lien
0.000%, 12/06/2023 (C)	74	74
Samsonite International S.A., Initial Term Loan, Tranche B, 1st Lien
4.000%, 05/15/2023	45	46
Seadrill Operating LP, Initial Term Loan, 1st Lien
4.000%, 02/21/2021	626	426
Seminole Hard Rock Entertainment, Term Loan, 1st Lien
3.588%, 05/14/2020	490	492
Signode Industrial Group Lux S.A., Initial Term B Loan
4.000%, 05/01/2021	9	9
3.750%, 05/01/2021	175	176
SS&C European Holdings, S.a.r.l, Term Loan B2, 1st Lien
4.000%, 07/08/2022	19	20
SS&C Technologies, Term Loan B1, 1st Lien
4.000%, 07/08/2022	167	169
Sterigenics-Nordion Holdings, LLC, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 05/16/2022	267	267
Surgical Care Affiliates, Term Loan, 1st Lien
3.750%, 03/17/2022	169	170
Telenet Financing USD LLC, Facility Term Loan, 1st Lien
3.704%, 01/31/2025	150	151
Trans Union LLC, Incremental Term Loan B2, 1st Lien
3.500%, 04/09/2021	176	177
Transdigm, Term Loan, Tranche D, 1st Lien
3.750%, 05/21/2021	18	18
3.750%, 06/04/2021	233	234

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Tricorbraun Holdings, Closing Date Term Loan, 1st Lien
4.750%, 11/29/2023 (C)	$69	$70
Tricorbraun Holdings, Delayed Draw Term Loan, 1st Lien
3.750%, 11/29/2017 (C)	7	7
U.S. Renal Care, Initial Term Loan, 1st Lien
5.250%, 12/30/2022	197	184
Univision Communications, Replacement Term Loan, 1st Lien
4.000%, 03/01/2020	230	231
UPC Financing Partnership, Facility Term Loan, 1st Lien
4.080%, 08/31/2024	361	364
Valeant Pharmaceuticals International, Series D2 Term Loan, Tranche B, 1st Lien
5.000%, 02/13/2019	46	46
Valeant Pharmaceuticals International, Series E1 Term Loan, Tranche B, 1st Lien
5.250%, 08/05/2020	192	191
Valeant Pharmaceuticals International, Series F1 Term Loan, Tranche B, 1st Lien
5.500%, 04/01/2022	57	57
Vertafore Holding, Cov-Lite, Term Loan, 1st Lien
4.750%, 06/30/2023	100	100
Vistra Operations Company, Initial Term Loan C, 1st Lien
5.000%, 08/04/2023	41	42
Vistra Operations Company, Initial Term Loan, 1st Lien
5.000%, 08/04/2023	182	184
Vistra Operations Company, Tranche B2 Term Loan, 1st Lien
4.000%, 12/13/2023	114	116
Waste Industries USA, Term Loan B, 1st Lien
3.500%, 02/27/2020	394	396
WaveDivision Holdings, LLC, Initial Term Loan, 1st Lien
4.000%, 10/15/2019	401	403
Weight Watchers International, Initial Term Loan, Tranche B2, 1st Lien
4.100%, 04/02/2020	114	94
4.000%, 04/02/2020	40	33
WideOpenWest Finance, LLC, New Term Loan B, 1st Lien
4.500%, 08/18/2023	309	312
Wilsonart LLC, Term Loan, Tranche C, 1st Lien
4.500%, 12/14/2023	300	302
WMG Acquisition Corp., Refinancing Term Loan, Tranche B, 1st Lien
3.750%, 07/01/2020	187	189

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
XPO Logistics, Refinanced Term Loan, 1st Lien
4.250%, 11/01/2021	$134	$136
York Risk Services, Cov-Lite, Term Loan B, 1st Lien
4.750%, 10/01/2021	471	444
Zekelman Industries, Term Loan, 1st Lien
6.000%, 06/14/2021	114	115
Total Loan Participations (Cost $27,933) ($ Thousands)		27,539

ASSET-BACKED SECURITIES — 17.2%

Automotive — 6.8%
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl A3
0.940%, 02/08/2019	191	191
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	168	168
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	205	205
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	325	325
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A2
1.720%, 01/22/2019	445	446
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.983%, 01/07/2025 (A)(B)	154	154
Chesapeake Funding LLC, Ser 2014-1A, Cl A
1.072%, 03/07/2026 (A)(B)	224	223
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A4
1.310%, 05/15/2019 (A)	84	84
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	8	8
Credit Acceptance Auto Loan Trust, Ser 2014- 1A, Cl A
1.550%, 10/15/2021 (A)	57	57
Enterprise Fleet Financing, Ser 2013-2, Cl A3
1.510%, 03/20/2019 (A)	190	190
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	16	16
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	255	254
First Investors Auto Owner Trust, Ser 2016-1A, Cl A1
1.920%, 05/15/2020 (A)	220	220
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	325	325

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.938%, 02/15/2019 (B)	$250	$250
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	90	90
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.068%, 07/15/2020 (B)	290	291
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	150	150
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	242	242
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A3
1.530%, 09/20/2018	245	245
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	85	85
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	230	229
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	200	200
Mercedes Benz Auto Lease Trust, Ser 2015-A, Cl A4
1.210%, 10/15/2020	200	200
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A3
1.580%, 09/16/2019	345	345
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	100	100
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (A)	103	103
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	320	320
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	350	350
Wheels SPV 2 LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (A)	64	64
		6,130

Credit Cards — 1.3%
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.888%, 03/16/2020 (B)	190	190

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	$355	$354
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
1.154%, 02/15/2022 (B)	300	301
Chase Issuance Trust, Ser 2007-C1, Cl C1
1.164%, 04/15/2019 (B)	300	300
		1,145

Other Asset-Backed Securities — 9.1%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.436%, 01/25/2035 (B)	183	180
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.692%, 09/25/2034 (B)	84	84
Apidos CLO XII, Ser 2013-12A, Cl A
1.780%, 04/15/2025 (A)(B)	550	548
Cent CLO 20, Ser 2014-20A, Cl A
2.195%, 01/25/2026 (A)(B)	625	625
Cent CLO, Ser 2014-16AR, Cl A1AR
2.007%, 08/01/2024 (A)(B)	486	486
CIFC Funding Ltd., Ser 2013-1A, Cl A1
1.829%, 04/16/2025 (A)(B)	485	485
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	255	255
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
2.029%, 04/18/2026 (A)(B)	510	510
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
0.832%, 01/25/2036 (B)	180	179
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (A)	46	46
Limerock CLO II, Ser 2014-2A, Cl A
2.179%, 04/18/2026 (A)(B)	600	600
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (A)	69	69
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (A)	86	86
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (A)	168	169
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (A)	144	143
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	124	125
Octagon Investment Partners XVI Ltd., Ser 2013-1A, Cl A
1.799%, 07/17/2025 (A)(B)	550	549

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OHA Credit Partners VIII Ltd., Ser 2013-8A, Cl A
2.000%, 04/20/2025 (A)(B)	$330	$330
Race Point VI CLO Ltd., Ser 2014-6A, Cl BR
3.080%, 05/24/2023 (A)(B)	525	525
SLM Student Loan Trust, Ser 2004-1, Cl A3
0.925%, 04/25/2023 (B)	410	409
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.002%, 01/25/2027 (B)	145	143
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.276%, 03/25/2026 (B)	167	167
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (A)	161	161
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	151	151
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.814%, 07/25/2036 (A)(B)	181	181
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.734%, 02/25/2036 (B)	57	57
Symphony CLO Ltd., Ser 2014-8AR, Cl BR
2.224%, 01/09/2023 (A)(B)	805	802
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (A)	68	68
		8,133

Total Asset-Backed Securities (Cost $15,411) ($ Thousands)		15,408

MORTGAGE-BACKED SECURITIES — 13.9%

Agency Mortgage-Backed Obligations — 4.7%
FHLMC
6.000%, 09/01/2026	59	66
FNMA
6.500%, 09/01/2026	45	51
6.000%, 11/01/2026 to 04/01/2040	343	388
5.000%, 02/01/2023 to 03/01/2025	87	92
FNMA TBA
3.500%, 01/01/2041	900	938
3.000%, 01/16/2026	1,500	1,539
FREMF Mortgage Trust, Ser 2013-K502, Cl C
3.077%, 03/25/2045 (A)(B)	260	260
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.002%, 10/25/2047 (A)(B)	155	153
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.981%, 10/07/2020 (B)	243	244
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.982%, 01/08/2020 (B)	323	324
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.934%, 03/11/2020 (B)	103	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.912%, 03/06/2020 (B)	$37	$37

		4,195

Non-Agency Mortgage-Backed Obligations — 9.2%
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
1.052%, 08/25/2035 (B)	72	71
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.400%, 11/25/2034 (B)	56	56
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
3.161%, 04/25/2035 (B)	168	155
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.246%, 10/25/2035 (B)	143	127
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW15, Cl A4
5.331%, 02/11/2044	178	178
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.900%, 12/10/2049 (B)	350	353
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.333%, 12/10/2049 (B)	430	438
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	33	33
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.079%, 09/25/2034 (B)	46	46
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (B)	505	513
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	35	35
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	128	128
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.339%, 03/15/2029 (A)(B)	340	339
Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.784%, 07/25/2024 (B)	240	240
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
3.984%, 07/25/2023 (B)	287	291
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
2.984%, 01/25/2025 (B)	407	409

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M1
1.942%, 04/25/2028 (B)	$163	$164
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
1.534%, 05/25/2024 (B)	81	81
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
1.534%, 05/25/2024 (B)	165	164
FNMA Connecticut Avenue Securities, Ser 2015- C02, Cl 1M1
1.742%, 05/25/2025 (B)	20	20
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	8	8
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	57	59
GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	40	40
Impac CMB Trust, Ser 2005-1, Cl 1A1
1.276%, 04/25/2035 (B)	165	152
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	46	46
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
3.014%, 10/25/2036 (B)	343	321
LB-UBS Commercial Mortgage Trust, Ser 2007- C2, Cl A3
5.430%, 02/15/2040	118	118
LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl A4
5.858%, 07/15/2040 (B)	280	282
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.286%, 04/15/2041 (B)	299	310
Merrill Lynch Mortgage Investors, Ser 2005- A1, Cl 1A
3.289%, 12/25/2034 (B)	117	117
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	142	141
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
1.170%, 06/10/2019 (A)(B)	300	300
MortgageIT Trust, Ser 2005-5, Cl A1
0.852%, 12/25/2035 (B)	501	462
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.256%, 02/25/2035 (B)	117	116
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
1.202%, 11/20/2034 (B)	115	106
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
1.162%, 12/20/2034 (B)	87	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.782%, 03/20/2035 (B)	$52	$48
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	137	137
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	143	144
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	154	154
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 08/25/2055 (A)(B)	299	296
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	464	464
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	37	37
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.488%, 03/25/2036 (B)	210	195
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	54	54
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.907%, 01/25/2035 (B)	143	143
WFRBS Commercial Mortgage Trust, Ser 2012- C9, Cl A1
0.673%, 11/15/2045	46	46

		8,222
Total Mortgage-Backed Securities (Cost $12,567) ($ Thousands)		12,417

U.S. GOVERNMENT AGENCY OBLIGATION — 0.9%
FHLB
2.250%, 09/08/2017	785	793

Total U.S. Government Agency Obligation (Cost $793) ($ Thousands)		793

MUNICIPAL BOND — 0.4%
Florida — 0.4%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	350	353

Total Municipal Bond (Cost $350) ($ Thousands)		353

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.3%
TE Holdcorp, 0.000% *	16,542	$232
Total Preferred Stock (Cost $155) ($ Thousands)		232

COMMON STOCK — 0.2%
Dex Media *	23,332	56
Energy & Exploration Partners *(D)	85	33
Nelson Education Ltd. *	26,098	1
TE Holdcorp *	11,340	80
Vistra Energy *	2,451	38
Total Common Stock (Cost $594) ($ Thousands)		208

	Number of Rights

RIGHTS — 0.0%
Texas Competitive Electric Holdings Company LLC *‡‡	2,451	3
Total Rights (Cost $3) ($ Thousands)		3

	Shares

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl A 0.320%**†	2,719,489	2,719
Total Cash Equivalent (Cost $2,719) ($ Thousands)		2,719

	Face Amount (Thousands)

REPURCHASE AGREEMENT(F) — 7.2%
Goldman Sachs 0.440%, dated 12/30/2016, to be repurchased on 01/03/2017, repurchase price $6,500,318 (collateralized by various FMAC and FNMA obligations, ranging in par value $114,663 - $7,000,000, 2.500% - 8.500%, 10/01/2018 - 05/01/2046; total market value $6,630,000)	6,500	6,500

Total Repurchase Agreement (Cost $6,500) ($ Thousands)		6,500

Total Investments — 104.9% (Cost $95,197) ($ Thousands) @		$94,069

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(8)	Mar-2017	$5
U.S. 2-Year Treasury Note	(18)	Apr-2017	1
U.S. 5-Year Treasury Note	4	Mar-2017	(1)

			$5

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $89,670 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡‡	Expiration date unavailable.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $20,063 ($ Thousands), representing 22.4% of the net assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.
(C)	Unsettled bank loan. Interest rate not available.
(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2016 was $55 ($ Thousands) and represented 0.0% of Net Assets.
(E)	Unfunded bank loan.
(F)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $95,197

($ Thousands), and the unrealized appreciation and depreciation were $621

($ Thousands) and $(1,749) ($ Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Enhanced Income Fund (Concluded)

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$27,897	$–	$27,897
Loan Participations	–	27,517	22	27,539
Asset-Backed Securities	–	15,408	–	15,408
Mortgage-Backed Securities	–	12,417	–	12,417
U.S. Government Agency Obligation	–	793	–	793
Municipal Bond	–	353	–	353
Preferred Stock	–	232	–	232
Common Stock	38	137	33	208
Rights	3	–	–	3
Cash Equivalent	2,719	–	–	2,719
Repurchase Agreement	–	6,500	–	6,500

Total Investments in Securities	$2,760	$91,254	$55	$94,069

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$6	$—	$—	$6
Unrealized Depreciation	(1)	—	—	(1)

Total Other Financial Instruments	$5	$—	$—	$5

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income
SEI Daily Income Trust, Government Fund, Class A	$5,121	$15,552	$(17,954)	$2,719	$3

Totals	$5,121	$15,552	$(17,954)	$2,719	$3

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 30.9%

Agency Mortgage-Backed Obligations — 25.1%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$280	$302
7.000%, 05/01/2024 to 03/01/2039	344	396
6.500%, 06/01/2017 to 09/01/2039	193	215
6.000%, 03/01/2020 to 07/01/2037	1,068	1,152
5.500%, 02/01/2017 to 11/01/2035	1,009	1,072
5.000%, 10/01/2018 to 06/01/2044	4,992	5,452
4.500%, 08/01/2020 to 06/01/2044	2,621	2,794
4.000%, 04/01/2019 to 06/01/2046	12,437	13,115
3.500%, 09/01/2026 to 09/01/2046	53,548	55,332
3.000%, 02/01/2027 to 12/01/2046	21,656	21,693
2.500%, 12/01/2031	6,294	6,311
FHLMC ARM
3.090%, 02/01/2045 (A)	386	396
2.815%, 05/01/2045 (A)	326	334
2.791%, 12/01/2041 (A)	98	102
2.540%, 07/01/2042 (A)	405	416
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	2	2
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	466	506
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	81	93
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	536	601
FHLMC CMO, Ser 2005-2945, Cl SA
11.027%, 03/15/2020 (A)	156	164
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,056	1,187
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	265	294
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.326%, 05/15/2038 (A)	80	10
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.526%, 01/15/2040 (A)	88	16
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	227	230
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	337	343
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.246%, 10/15/2041 (A)	661	110
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.346%, 08/15/2039 (A)	1,130	156
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.346%, 07/15/2042 (A)	64	14
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,126	113
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	917	912
FHLMC CMO, Ser 2013-4174, Cl SA, IO
5.496%, 05/15/2039 (A)	371	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.546%, 09/15/2042 (A)	$368	$64
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.068%, 04/15/2041 (A)	632	38
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	655	693
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	2,021	2,123
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K008, Cl X1, IO
1.779%, 06/25/2020 (A)	2,773	113
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K015, Cl X1, IO
1.783%, 07/25/2021 (A)	1,337	82
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K016, Cl X1, IO
1.698%, 10/25/2021 (A)	286	17
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	1,465	1,496
FHLMC TBA
4.000%, 01/15/2041	3,800	3,991
3.500%, 01/01/2041	7,100	7,270
3.000%, 01/15/2043	11,000	10,923
FNMA
7.000%, 09/01/2026 to 02/01/2039	1,252	1,424
6.500%, 05/01/2017 to 05/01/2040	94	101
6.000%, 10/01/2019 to 07/01/2037	2,555	2,912
5.500%, 06/01/2018 to 08/01/2038	341	370
5.000%, 01/01/2020 to 07/01/2044	6,865	7,569
4.500%, 01/01/2020 to 06/01/2046	22,998	24,935
4.000%, 08/01/2020 to 12/31/2049	58,216	61,558
3.840%, 08/01/2021	2,936	3,129
3.762%, 12/01/2020	2,769	2,922
3.665%, 10/01/2020	1,562	1,646
3.619%, 12/01/2020	1,835	1,931
3.500%, 08/01/2028 to 12/31/2050	32,936	34,397
3.330%, 10/01/2029	1,252	1,277
3.010%, 04/01/2028	1,320	1,297
3.000%, 11/01/2026 to 11/01/2046	20,710	21,169
2.830%, 06/01/2022	1,165	1,193
2.610%, 11/01/2028	1,355	1,276
2.600%, 10/01/2031	1,370	1,271
2.510%, 08/01/2026	1,335	1,292
2.500%, 10/01/2026 to 10/01/2042	3,962	3,982
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.586%, 09/25/2022 (A)	18,732	413
FNMA ACES, Ser 2014-M12, Cl FA
0.860%, 10/25/2021 (A)	946	942
FNMA ACES, Ser 2015-M13, Cl A2
2.801%, 06/25/2025 (A)	130	128

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ACES, Ser 2015-M3, Cl FA
0.752%, 06/25/2018 (A)	$932	$932
FNMA ARM
4.365%, 04/01/2040 (A)	292	303
3.192%, 10/01/2043 (A)	369	379
2.980%, 06/01/2041 (A)	710	750
2.837%, 05/01/2043 (A)	201	206
2.755%, 01/01/2045 (A)	450	461
2.754%, 01/01/2045 (A)	593	608
2.753%, 02/01/2042 (A)	925	970
2.669%, 01/01/2042 (A)	452	467
2.543%, 10/01/2035 (A)	1,782	1,856
2.519%, 11/01/2035 (A)	248	258
2.503%, 11/01/2035 (A)	226	236
2.487%, 11/01/2035 (A)	232	242
2.479%, 11/01/2035 (A)	1,020	1,062
2.465%, 11/01/2035 (A)	208	217
2.440%, 10/01/2035 (A)	1,119	1,163
2.431%, 11/01/2035 to 06/01/2042 (A)	578	597
2.403%, 10/01/2035 (A)	167	173
1.706%, 04/01/2043 (A)	462	476
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	840	72
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	561	108
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	665	134
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	228	249
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	750	803
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	1,834	357
FNMA CMO, Ser 2006-112, Cl ST, IO
5.944%, 11/25/2036 (A)	1,494	195
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (A)	121	145
FNMA CMO, Ser 2008-22, Cl SI, IO
5.674%, 03/25/2037 (A)	2,394	125
FNMA CMO, Ser 2009-86, Cl BO, PO(B)
0.000%, 03/25/2037 (B)	1,916	1,749
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (A)	531	90
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	426	432
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,288	2,616
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	741	60
FNMA CMO, Ser 2011-96, Cl SA, IO
5.794%, 10/25/2041 (A)	1,762	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-133, Cl CS, IO
5.394%, 12/25/2042 (A)	$497	$88
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	365	364
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	99	109
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	7	7
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	459	520
FNMA CMO, Ser 2012-70, Cl YS, IO
5.894%, 02/25/2041 (A)	148	22
FNMA CMO, Ser 2012-74, Cl OA, PO(B)
0.000%, 03/25/2042 (B)	42	37
FNMA CMO, Ser 2012-74, Cl SA, IO
5.894%, 03/25/2042 (A)	553	98
FNMA CMO, Ser 2012-75, Cl AO, PO(B)
0.000%, 03/25/2042 (B)	83	73
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.566%, 02/25/2043 (A)	985	216
FNMA CMO, Ser 2013-10, Cl JS, IO
5.394%, 02/25/2043 (A)	942	175
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,794
FNMA CMO, Ser 2013-9, Cl SA, IO
5.394%, 03/25/2042 (A)	680	110
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	510	582
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	3,715	4,124
FNMA CMO, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (A)	1,770	1,844
FNMA CMO, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (A)	2,795	2,884
FNMA CMO, Ser 2015-55, Cl IO, IO
1.739%, 08/25/2055 (A)	1,275	76
FNMA CMO, Ser 2015-M2, Cl A3
3.150%, 12/25/2024 (A)	2,552	2,583
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,905	1,986
FNMA CMO, Ser 2016-60, Cl QS, IO
5.344%, 09/25/2046 (A)	571	103
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (A)	2,242	2,233
FNMA TBA
5.000%, 01/01/2038	1,500	1,634
4.000%, 11/15/2034 to 03/01/2039	18,550	19,491
3.500%, 01/01/2041 to 02/25/2041	24,625	25,233
3.000%, 01/16/2026 to 01/15/2043	22,980	22,848
2.500%, 01/01/2026	4,015	4,022

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	$12,667	$106
GNMA
8.000%, 11/15/2029 to 09/15/2030	55	60
7.500%, 03/15/2029	67	80
6.500%, 07/15/2028 to 09/15/2035	2,074	2,385
6.000%, 10/15/2023 to 10/20/2040	4,016	4,622
5.000%, 12/20/2039 to 11/20/2045	1,000	1,103
4.500%, 03/15/2041 to 09/20/2046	3,152	3,437
4.000%, 12/15/2040 to 08/20/2046	5,075	5,490
3.500%, 03/20/2046 to 09/20/2046	8,646	9,000
GNMA CMO, Ser 2007-17, Cl IB, IO
5.511%, 04/20/2037 (A)	770	130
GNMA CMO, Ser 2010-31, Cl GS, IO
5.761%, 03/20/2039 (A)	106	10
GNMA CMO, Ser 2010-4, Cl NS, IO
5.848%, 01/16/2040 (A)	5,726	1,050
GNMA CMO, Ser 2010-85, Cl HS, IO
5.911%, 01/20/2040 (A)	107	16
GNMA CMO, Ser 2010-H27, Cl FA
0.910%, 12/20/2060 (A)	1,500	1,485
GNMA CMO, Ser 2010-H28, Cl FE
0.930%, 12/20/2060 (A)	833	827
GNMA CMO, Ser 2011-H08, Cl FG
1.011%, 03/20/2061 (A)	896	892
GNMA CMO, Ser 2011-H09, Cl AF
1.030%, 03/20/2061 (A)	641	638
GNMA CMO, Ser 2012-152, Cl IO, IO
0.754%, 01/16/2054 (A)	8,570	452
GNMA CMO, Ser 2012-34, Cl SA, IO
5.311%, 03/20/2042 (A)	629	120
GNMA CMO, Ser 2012-43, Cl SN, IO
5.893%, 04/16/2042 (A)	49	11
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	822	78
GNMA CMO, Ser 2012-98, Cl SA, IO
5.666%, 08/16/2042 (A)	406	65
GNMA CMO, Ser 2013-178, Cl IO, IO
0.792%, 06/16/2055 (A)	1,475	60
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	177	40
GNMA CMO, Ser 2016-135, Cl SB, IO
5.393%, 10/16/2046 (A)	385	109
GNMA TBA
4.000%, 01/01/2040	1,300	1,380
3.500%, 01/15/2041	10,730	11,157
3.000%, 01/15/2043	28,945	29,308

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.902%, 11/06/2017 (A)	$905	$905

		509,901

Non-Agency Mortgage-Backed Obligations — 5.8%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.675%, 02/25/2035 (A)	1,693	1,598
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.732%, 03/25/2037 (A)	2,447	1,854
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.977%, 08/25/2035 (A)	2,147	1,736
Alternative Loan Trust, Ser 2006-18CB, Cl A6
25.576%, 07/25/2036 (A)	354	453
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.946%, 09/25/2046 (A)	498	378
Alternative Loan Trust, Ser 2007-23CB, Cl A7
1.156%, 09/25/2037 (A)	2,722	1,431
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.946%, 12/25/2046 (A)	1,750	1,238
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
3.257%, 06/25/2045 (A)	1,713	1,699
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
3.008%, 11/25/2045 (A)	1,785	1,344
Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	843
BAMLL Commercial Mortgage Securities Trust, Ser 2014-520M, Cl A
4.325%, 08/15/2034 (A)(C)	440	470
BAMLL Re-REMIC Trust, Ser 2016-RRGG10, Cl AJA
5.988%, 08/10/2045 (A)(C)	1,812	1,178
BCAP Trust, Ser 2015-RR2, Cl 21A1
0.934%, 03/28/2037 (A)(C)	1,321	1,267
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.677%, 05/25/2034 (A)	145	133
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	1,658	1,636
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.058%, 11/25/2035 (A)	5,034	1,498
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl AJ
5.646%, 01/15/2046 (A)	437	337

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2006- CD3, Cl AJ
5.688%, 10/15/2048	$170	$92
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	275	238
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 07/10/2026	517	506
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2021	180	178
CFCRE Commercial Mortgage Trust, Ser 2011- C1, Cl A4
4.961%, 04/15/2044 (A)(C)	459	495
CFCRE Commercial Mortgage Trust, Ser 2016- C3, Cl A1
1.793%, 01/10/2021	310	309
CFCRE Commercial Mortgage Trust, Ser 2016- C7, Cl A3
3.839%, 12/10/2026	226	233
CGBRAM Commerical Mortgage Trust, Ser 2014-HD, Cl E
3.538%, 02/15/2031 (A)(C)	640	630
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.654%, 06/15/2031 (A)(C)	482	482
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	228	213
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.333%, 12/10/2049 (A)	140	94
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	655	667
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	484	486
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.566%, 03/10/2047 (A)(C)	780	533
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	551	566
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (C)	78	80
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.865%, 07/10/2046 (A)(C)	13,060	340
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	462	462

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	$171	$171
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	620	671
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	211	215
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	106	106
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	97
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.253%, 10/10/2046 (A)	40	41
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	100	106
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	57	61
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	36	36
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	66	66
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	918	924
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.398%, 07/10/2045 (A)(C)	780	566
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	603	632
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	199
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	488	500
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	275	285
COMM Mortgage Trust, Ser 2015-CR26, Cl ASB
3.373%, 04/10/2025	223	229
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	650	664
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	226	224
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	61
Commercial Mortgage Pass-Through
Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	100	103
Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.584%, 07/25/2024 (A)	4,810	4,810
Core Industrial Trust, Ser 2015-TEXW, Cl E
3.977%, 02/10/2034 (A)(C)	630	610
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.385%, 06/15/2038 (A)	336	202

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	$476	$455
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AJ
5.877%, 06/15/2039 (A)	540	414
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (A)	270	254
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.059%, 10/25/2033 (A)	1,189	1,165
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
4.273%, 03/12/2017	386	471
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.007%, 03/12/2017	1,098	1,339
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	590	493
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	250	255
Credit Suisse Mortgage Trust, Ser 2015-3R, Cl 1A1
0.762%, 07/29/2037 (A)(C)	898	845
Credit Suisse Mortgage Trust, Ser 2015-4R, Cl 3A1
0.844%, 10/27/2036 (A)(C)	978	946
Credit Suisse Mortgage Trust, Ser 2015-SAMZ, Cl MZ
6.274%, 08/15/2022 (A)(C)	2,500	2,410
Credit Suisse Mortgage Trust, Ser 2015-Town, Cl F
5.038%, 03/15/2017 (A)(C)	650	635
Credit Suisse Mortgage Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049	226	232
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl C
4.352%, 06/15/2057 (A)	635	601
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	212	221
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	112	115
CSAIL Commercial Mortgage Trust, Ser 2016- C7, Cl A5
3.502%, 11/15/2049	585	587

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2014-11R, Cl 9A2
0.674%, 10/27/2036 (A)(C)	$2,620	$1,530
CSMC Trust, Ser 2014-TIKI, Cl F
4.361%, 09/15/2038 (A)(C)	1,900	1,830
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.362%, 11/19/2044 (A)	988	861
EQTY Mortgage Trust, Ser 2014-INNS, Cl D
2.886%, 05/08/2031 (A)(C)	530	524
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.234%, 10/25/2028 (A)	1,480	1,576
GS Mortgage Securities II, Ser 2015-GC30, Cl B
4.150%, 05/10/2050 (A)	680	665
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	430	368
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.988%, 08/10/2045 (A)	2,590	2,558
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	28	28
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.537%, 08/10/2044 (A)(C)	746	37
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	249	249
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	78	79
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	11	11
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2018	201	205
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	180	198
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047 (A)	680	702
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	342	339
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	808	785

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/2049	$292	$297
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(C)	23	24
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.870%, 10/25/2033 (A)	326	328
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
3.061%, 07/25/2035 (A)	3,919	3,648
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.944%, 05/19/2034 (A)	1,837	1,844
Impac Secured Assets Trust, Ser 2006-5, Cl 2A
0.956%, 12/25/2036 (A)	1,251	1,148
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,546	1,708
IndyMac IMSC Mortgage Loan Trust, Ser 2007- HOA1, Cl A22
0.936%, 07/25/2047 (A)	1,805	1,142
IndyMac INDX Mortgage Loan Trust, Ser 2007- AR7, Cl 2A1
2.646%, 06/25/2037 (A)	2,657	2,016
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046 (A)	165	173
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	212	216
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.214%, 11/15/2045 (A)	190	200
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (A)	100	109
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	330	345
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	632
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	211	215
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	900	882
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (A)	523	550
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	462	471

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	$449	$447
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	7	7
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	1,495	1,228
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.903%, 05/12/2017 (A)	250	201
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP12, Cl AJ
6.240%, 02/15/2051 (A)	45	41
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (C)	160	163
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	805	845
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	176	179
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (C)	2,782	2,865
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	1,182	1,216
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	177	177
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.724%, 07/15/2047 (A)	610	604
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	500	524
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	202	206
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	125	131
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 09/15/2025	308	302
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	228	225

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2026	$980	$950
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	120	122
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	333	345
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	650	666
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (A)(C)	1,706	1,706
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,700	1,600
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.875%, 02/25/2034 (A)	250	251
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl AJFL
5.450%, 08/12/2048 (A)(C)	100	85
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl AJ
5.450%, 08/12/2048 (A)	840	718
ML-CFC Commercial Mortgage Trust, Ser 2007- 9, Cl AJ
6.193%, 09/12/2049 (A)	1,200	841
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	71	71
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 06/15/2018	143	145
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	83	83
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	196	196
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/2048 (C)	1,000	598
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl C
4.384%, 04/15/2048 (A)	630	593
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl ASB
3.288%, 01/15/2049	210	215

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043		$765	$586
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.298%, 12/12/2049 (A)		1,010	925
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (C)		71	71
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 01/15/2021		258	252
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 04/15/2021		549	543
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049		307	304
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/2030 (C)		1,470	1,423
Nomura Resecuritization Trust, Ser 2015-6R, Cl 3A5
0.724%, 05/26/2046 (A)(C)		3,440	1,992
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)		560	595
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)		1,412	1,315
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031		127	129
RBS Commercial Funding Trust, Ser 2013-1A, Cl A
3.961%, 01/13/2032 (A)(C)		640	671
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019		49	49
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.128%, 12/25/2034 (A)		349	348
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035		893	721
Towd Point Mortgage Funding 2016-Vantage1, Ser 2016-V1A, Cl A1
1.538%, 02/20/2054 (A)(C)	GBP	830	1,017
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063		$354	355
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.648%, 12/10/2045 (A)(C)		670	643
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2017		362	362

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	$110	$111
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
1.242%, 02/25/2047 (A)	2,865	2,311
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
1.242%, 01/25/2047 (A)	1,733	1,251
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	13	13
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/19/2022 (A)(C)	2,343	2,289
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.432%, 07/15/2046 (A)	20	21
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A5
3.794%, 11/15/2026	550	570
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
3.052%, 06/25/2034 (A)	666	673
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.542%, 03/15/2044 (A)(C)	7,546	324
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/2044 (C)	1,739	1,796
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.657%, 06/15/2045 (A)(C)	336	20
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (A)	110	117

		117,550

Total Mortgage-Backed Securities (Cost $647,048) ($ Thousands)		627,451

CORPORATE OBLIGATIONS — 28.8%

Consumer Discretionary — 1.8%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (C)(D)	390	408
21st Century Fox America
6.650%, 11/15/2037	180	222
6.200%, 12/15/2034	65	76
Altice Financing
6.625%, 02/15/2023 (C)	400	411
Amazon.com
4.950%, 12/05/2044	360	411

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Axle & Manufacturing
6.625%, 10/15/2022 (D)	$380	$392
American Honda Finance MTN
3.875%, 09/21/2020 (C)	1,065	1,121
CCO Holdings
5.875%, 04/01/2024 (C)	10	11
Charter Communications Operating
6.484%, 10/23/2045	1,049	1,213
6.384%, 10/23/2035	100	114
4.908%, 07/23/2025	40	42
4.464%, 07/23/2022	1,760	1,839
Comcast
6.950%, 08/15/2037	450	614
6.550%, 07/01/2039	270	352
6.400%, 03/01/2040	150	195
4.400%, 08/15/2035	315	330
4.200%, 08/15/2034	200	204
3.375%, 02/15/2025	310	313
Cox Communications
4.800%, 02/01/2035 (C)	115	107
4.700%, 12/15/2042 (C)	10	9
Daimler Finance North America LLC
2.375%, 08/01/2018 (C)	735	740
1.125%, 03/10/2017 (C)	975	975
Discovery Communications
4.950%, 05/15/2042	120	111
4.875%, 04/01/2043	255	235
DISH DBS
6.750%, 06/01/2021 (D)	80	87
5.875%, 07/15/2022	250	263
5.875%, 11/15/2024 (D)	600	617
Dollar Tree
5.750%, 03/01/2023 (D)	240	254
ERAC USA Finance
4.500%, 02/15/2045 (C)	105	100
3.300%, 12/01/2026 (C)	645	619
Fiat Chrysler Automobiles
4.500%, 04/15/2020 (D)	200	204
Ford Motor
5.291%, 12/08/2046	565	572
4.750%, 01/15/2043	230	219
4.346%, 12/08/2026	300	303
Ford Motor Credit
5.875%, 08/02/2021	230	254
Ford Motor Credit LLC
3.219%, 01/09/2022	480	474
2.597%, 11/04/2019	775	774
1.684%, 09/08/2017	2,000	1,997
General Motors
6.750%, 04/01/2046	140	164
6.600%, 04/01/2036 (D)	670	766
6.250%, 10/02/2043	100	111

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors Financial
5.250%, 03/01/2026	$80	$84
4.750%, 08/15/2017	1,000	1,019
4.375%, 09/25/2021	180	187
4.250%, 05/15/2023	110	111
4.200%, 03/01/2021	1,125	1,161
3.700%, 05/09/2023	815	802
3.450%, 04/10/2022	70	69
3.250%, 05/15/2018	60	61
Goodyear Tire & Rubber
5.125%, 11/15/2023 (D)	300	309
5.000%, 05/31/2026	140	139
Grupo Televisa
6.125%, 01/31/2046	255	253
5.000%, 05/13/2045	270	229
Hyundai Capital America
2.125%, 10/02/2017 (C)	140	140
L Brands
5.625%, 10/15/2023 (D)	110	118
McDonald’s MTN
4.875%, 12/09/2045	630	675
2.750%, 12/09/2020	285	288
NBCUniversal Media
4.375%, 04/01/2021	270	292
NCL
4.750%, 12/15/2021 (C)	40	40
4.625%, 11/15/2020 (C)	310	315
Netflix
5.875%, 02/15/2025	110	119
5.500%, 02/15/2022	50	54
Newell Brands
5.500%, 04/01/2046	297	341
4.200%, 04/01/2026	730	762
3.850%, 04/01/2023 (D)	340	353
3.150%, 04/01/2021	170	173
QVC
5.950%, 03/15/2043	20	18
SFR Group
7.375%, 05/01/2026 (C)	600	615
Taylor Morrison Communities
5.250%, 04/15/2021 (C)	460	471
Time Warner
6.250%, 03/29/2041	265	309
4.850%, 07/15/2045 (D)	260	260
4.750%, 03/29/2021	730	782
4.650%, 06/01/2044	35	34
3.800%, 02/15/2027	565	562
3.550%, 06/01/2024	1,365	1,354
Time Warner Cable
8.250%, 04/01/2019	2,265	2,545
7.300%, 07/01/2038	420	517
6.550%, 05/01/2037	635	719

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 11/15/2040	$370	$394
Time Warner Entertainment
8.375%, 07/15/2033	270	354
Toyota Motor Credit MTN
1.250%, 10/05/2017	1,150	1,150
Viacom
4.850%, 12/15/2034	290	258
4.250%, 09/01/2023	100	100
3.875%, 04/01/2024	100	97
3.450%, 10/04/2026	230	213
2.250%, 02/04/2022	350	329
		37,398

Consumer Staples — 2.2%
Altria Group
9.250%, 08/06/2019	1,250	1,475
5.375%, 01/31/2044	70	81
4.750%, 05/05/2021	720	785
2.850%, 08/09/2022	260	260
Anheuser-Busch InBev Finance
4.900%, 02/01/2046 (D)	3,870	4,183
3.650%, 02/01/2026	2,573	2,612
3.300%, 02/01/2023	1,830	1,863
2.650%, 02/01/2021 (D)	410	412
Anheuser-Busch InBev Worldwide
5.375%, 01/15/2020	1,140	1,244
5.000%, 04/15/2020	430	467
2.500%, 07/15/2022	330	325
Coca-Cola Femsa
2.375%, 11/26/2018	680	685
CVS Health
5.125%, 07/20/2045 (D)	1,810	2,017
3.875%, 07/20/2025	266	274
3.500%, 07/20/2022	100	103
Danone
2.947%, 11/02/2026 (C)	930	887
2.589%, 11/02/2023 (C)	1,040	1,002
2.077%, 11/02/2021 (C)(D)	490	476
Diageo Capital PLC
4.828%, 07/15/2020	1,450	1,573
Kraft Heinz Foods
6.500%, 02/09/2040	225	274
5.375%, 02/10/2020	455	493
5.200%, 07/15/2045	60	63
5.000%, 07/15/2035	270	283
4.375%, 06/01/2046	1,565	1,473
3.950%, 07/15/2025	700	709
3.500%, 06/06/2022	1,150	1,169
3.500%, 07/15/2022	500	508
3.000%, 06/01/2026	540	507
2.800%, 07/02/2020	860	868
1.600%, 06/30/2017	1,018	1,019

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kroger
2.950%, 11/01/2021	$375	$377
Molson Coors Brewing
3.500%, 05/01/2022	100	103
3.000%, 07/15/2026	480	454
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (C)	2,030	1,941
1.625%, 10/28/2019 (C)	2,055	2,008
PepsiCo
4.000%, 03/05/2042 (D)	110	109
Pernod Ricard
4.450%, 01/15/2022 (C)	180	191
2.950%, 01/15/2017 (C)	360	360
Philip Morris International
4.500%, 03/20/2042	130	132
2.900%, 11/15/2021	370	375
2.500%, 08/22/2022	340	333
Reynolds American
8.125%, 06/23/2019	20	23
5.850%, 08/15/2045 (D)	1,461	1,730
5.700%, 08/15/2035	275	316
3.250%, 06/12/2020	162	166
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	820	788
Spectrum Brands
5.750%, 07/15/2025	130	135
Tyson Foods
5.150%, 08/15/2044	130	135
Walgreens Boots Alliance
4.800%, 11/18/2044	470	483
3.450%, 06/01/2026	2,815	2,763
3.300%, 11/18/2021	590	601
Wal-Mart Stores
4.300%, 04/22/2044	855	902
Wm Wrigley Jr
3.375%, 10/21/2020 (C)	765	786
2.900%, 10/21/2019 (C)	1,119	1,139
2.400%, 10/21/2018 (C)	430	434
2.000%, 10/20/2017 (C)	205	206

		45,080

Energy — 3.4%
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	1,031
Anadarko Petroleum
6.600%, 03/15/2046	275	339
6.450%, 09/15/2036	30	36
4.850%, 03/15/2021	255	273
4.500%, 07/15/2044 (D)	400	376
Apache
5.100%, 09/01/2040	80	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 01/15/2044	$960	$946
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	910	967
BP Capital Markets
3.723%, 11/28/2028	395	401
3.216%, 11/28/2023 (D)	2,305	2,328
BP Capital Markets PLC
3.561%, 11/01/2021	50	52
3.506%, 03/17/2025	530	535
3.245%, 05/06/2022	160	163
3.119%, 05/04/2026	100	98
Buckeye Partners
3.950%, 12/01/2026	510	496
Canadian Natural Resources
6.750%, 02/01/2039	180	210
Chesapeake Energy
5.750%, 03/15/2023	70	66
Chevron
2.954%, 05/16/2026	730	718
2.100%, 05/16/2021	985	977
Cimarex Energy
4.375%, 06/01/2024	395	411
CNOOC Finance
3.500%, 05/05/2025	1,370	1,332
Colorado Interstate Gas
4.150%, 08/15/2026 (C)	505	491
Concho Resources
5.500%, 10/01/2022	130	135
5.500%, 04/01/2023	60	62
Conoco Funding
7.250%, 10/15/2031	50	64
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	420	494
4.150%, 11/15/2034	630	616
Devon Energy
5.850%, 12/15/2025 (D)	450	511
5.600%, 07/15/2041	380	392
5.000%, 06/15/2045	580	570
3.250%, 05/15/2022 (D)	270	268
Devon Financing LLC
7.875%, 09/30/2031	260	330
Ecopetrol
5.875%, 05/28/2045 (D)	1,290	1,115
Enbridge
6.000%, 01/15/2077 (A)	135	135
5.500%, 12/01/2046	275	294
4.250%, 12/01/2026	340	348
Enbridge Energy Partners
5.875%, 10/15/2025 (D)	750	836
Encana
6.500%, 02/01/2038	200	216

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energy Transfer Partners
8.250%, 11/15/2029	$1,315	$1,649
6.125%, 12/15/2045	330	351
4.750%, 01/15/2026	255	263
2.500%, 06/15/2018	460	462
Ensco
4.700%, 03/15/2021 (D)	170	163
Enterprise Products Operating LLC
6.450%, 09/01/2040	65	77
5.950%, 02/01/2041	105	119
5.100%, 02/15/2045	215	227
EOG Resources
4.150%, 01/15/2026	230	241
Exxon Mobil
4.114%, 03/01/2046 (D)	150	154
3.043%, 03/01/2026	500	499
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,000	1,119
Halliburton
5.000%, 11/15/2045 (D)	505	545
4.850%, 11/15/2035	60	63
3.800%, 11/15/2025 (D)	540	548
Hess (D)
5.800%, 04/01/2047	190	197
4.300%, 04/01/2027	135	135
HollyFrontier
5.875%, 04/01/2026 (D)	405	414
Kerr-McGee
7.875%, 09/15/2031	430	551
Kinder Morgan
5.550%, 06/01/2045	345	363
4.300%, 06/01/2025	1,635	1,683
Kinder Morgan Energy Partners
5.400%, 09/01/2044	230	229
Marathon Oil (D)
5.200%, 06/01/2045	303	286
3.850%, 06/01/2025	115	111
Marathon Petroleum
5.850%, 12/15/2045	140	139
5.000%, 09/15/2054	55	47
MPLX
5.500%, 02/15/2023	320	333
4.875%, 12/01/2024	320	329
4.875%, 06/01/2025	110	113
Noble Energy
6.000%, 03/01/2041	65	72
5.250%, 11/15/2043	180	183
4.150%, 12/15/2021 (D)	690	718
3.900%, 11/15/2024	500	504
Oasis Petroleum
6.875%, 03/15/2022	50	51
6.500%, 11/01/2021	40	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
4.625%, 06/15/2045	$150	$156
4.400%, 04/15/2046	90	92
4.100%, 02/15/2047	320	312
3.400%, 04/15/2026	270	272
3.125%, 02/15/2022	330	337
3.000%, 02/15/2027	550	532
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	2,757
Petrobras Global Finance
6.850%, 06/05/2115	620	502
6.250%, 03/17/2024 (D)	720	691
Petrobras Global Finance BV
5.750%, 01/20/2020 (D)	574	581
Petrobras International Finance
5.375%, 01/27/2021	1,090	1,066
Petro-Canada
6.800%, 05/15/2038	825	1,070
Petroleos Mexicanos
6.625%, 06/15/2035	1,667	1,642
6.500%, 03/13/2027 (C)	635	655
6.375%, 01/23/2045	490	446
5.500%, 06/27/2044	90	75
5.375%, 03/13/2022 (C)	315	323
2.460%, 12/15/2025	1,062	1,063
2.378%, 04/15/2025	594	594
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (C)	115	121
6.750%, 09/21/2047 (C)	545	515
5.625%, 01/23/2046	405	336
Phillips 66 Partners
4.900%, 10/01/2046 (D)	230	221
3.550%, 10/01/2026	230	222
Pride International
8.500%, 06/15/2019	170	190
6.875%, 08/15/2020	80	85
QEP Resources
6.875%, 03/01/2021	340	361
Range Resources (D)
5.000%, 03/15/2023 (C)	680	677
4.875%, 05/15/2025	30	29
Regency Energy Partners
4.500%, 11/01/2023 (D)	690	700
Sabine Pass Liquefaction
5.750%, 05/15/2024	220	236
5.000%, 03/15/2027 (C)	475	479
Schlumberger
3.000%, 12/21/2020 (C)	1,690	1,726
Schlumberger Holdings
4.000%, 12/21/2025 (C)	330	346
SESI LLC
7.125%, 12/15/2021	60	61

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shelf Drilling Holdings
8.625%, 11/01/2018 (C)	$40	$34
Shell International Finance
4.375%, 03/25/2020	690	737
4.375%, 05/11/2045	280	284
4.125%, 05/11/2035	2,025	2,068
4.000%, 05/10/2046	637	609
3.400%, 08/12/2023	595	610
2.875%, 05/10/2026	1,355	1,310
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	860	894
2.750%, 05/17/2017 (C)	490	491
SM Energy
5.000%, 01/15/2024 (D)	70	66
Southern Natural Gas LLC
8.000%, 03/01/2032	170	213
Spectra Energy Partners
4.500%, 03/15/2045	416	396
Statoil
3.700%, 03/01/2024	355	372
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,041
Total Capital International
2.875%, 02/17/2022	850	857
TransCanada PipeLines
4.625%, 03/01/2034	815	859
Transcontinental Gas Pipe Line
7.850%, 02/01/2026 (C)	1,165	1,473
Valero Energy
3.400%, 09/15/2026 (D)	580	556
Williams
7.875%, 09/01/2021	495	565
7.750%, 06/15/2031	861	982
Williams Partners
6.125%, 07/15/2022	680	701
5.100%, 09/15/2045	65	62
4.875%, 03/15/2024	100	101
4.500%, 11/15/2023	340	349
4.000%, 09/15/2025 (D)	220	218
WPX Energy
6.000%, 01/15/2022	60	61

		68,087

Financials — 9.9%
ABN AMRO Bank
4.750%, 07/28/2025 (C)(D)	360	364
AIG Global Funding
2.700%, 12/15/2021 (C)	330	329
Allstate
3.150%, 06/15/2023	555	562
Ally Financial
7.500%, 09/15/2020	626	702

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express Credit MTN
2.250%, 08/15/2019	$1,025	$1,031
American International Group
6.250%, 05/01/2036	335	401
6.250%, 03/15/2037 (A)	1,220	1,226
4.375%, 01/15/2055	80	73
3.900%, 04/01/2026	944	961
Bank of America
6.250%, 09/29/2049 (A)	720	720
6.000%, 09/01/2017	1,680	1,729
5.750%, 12/01/2017	305	316
5.700%, 05/02/2017	1,300	1,318
5.420%, 03/15/2017	4,300	4,331
3.875%, 03/22/2017	280	281
Bank of America MTN
8.950%, 05/18/2017 (A)	1,790	1,732
8.633%, 05/02/2017 (A)	3,160	3,069
5.650%, 05/01/2018	1,270	1,331
5.625%, 07/01/2020	110	121
5.000%, 01/21/2044	770	843
4.450%, 03/03/2026	437	450
4.200%, 08/26/2024	830	845
4.183%, 11/25/2027	675	675
4.000%, 04/01/2024	3,310	3,414
4.000%, 01/22/2025	810	811
3.875%, 08/01/2025	580	590
3.500%, 04/19/2026	60	59
3.300%, 01/11/2023	160	161
3.248%, 10/21/2027	1,745	1,666
2.625%, 04/19/2021	2,365	2,349
2.600%, 01/15/2019	670	676
2.503%, 10/21/2022	1,105	1,069
Bank of New York Mellon
3.400%, 05/15/2024	1,865	1,891
Bank of New York Mellon MTN
2.200%, 03/04/2019	630	635
Barclays Bank PLC MTN
6.050%, 12/04/2017 (C)	420	434
Bear Stearns
6.400%, 10/02/2017	70	72
4.650%, 07/02/2018	995	1,035
Berkshire Hathaway
4.500%, 02/11/2043	600	638
3.125%, 03/15/2026	1,805	1,793
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,053
BNP Paribas MTN
2.375%, 09/14/2017	320	322
Boeing Capital
4.700%, 10/27/2019	490	529
BPCE
5.150%, 07/21/2024 (C)	210	214

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BPCE MTN
2.750%, 12/02/2021	$810	$805
Capital One Financial
4.200%, 10/29/2025	526	528
3.750%, 07/28/2026	365	354
Chubb INA Holdings
4.350%, 11/03/2045	405	428
3.350%, 05/03/2026	734	743
2.300%, 11/03/2020	160	160
CIT Group
5.000%, 08/15/2022	120	125
5.000%, 08/01/2023	450	465
Citigroup
8.125%, 07/15/2039	69	102
6.675%, 09/13/2043	70	89
6.625%, 06/15/2032	100	121
6.300%, 12/29/2049 (A)	520	516
5.950%, 12/29/2049 (A)	360	365
5.950%, 12/31/2049 (A)	1,250	1,235
5.900%, 12/29/2049 (A)	140	141
5.500%, 09/13/2025	750	824
5.350%, 05/29/2049 (A)	390	368
5.300%, 05/06/2044	178	192
4.750%, 05/18/2046	70	70
4.650%, 07/30/2045	567	598
4.450%, 09/29/2027	2,030	2,062
4.400%, 06/10/2025	810	829
4.300%, 11/20/2026	180	182
4.050%, 07/30/2022	70	72
3.700%, 01/12/2026	905	900
3.500%, 05/15/2023	500	498
3.400%, 05/01/2026	605	588
3.200%, 10/21/2026	795	760
2.500%, 09/26/2018	3,330	3,362
1.750%, 05/01/2018	1,835	1,831
1.550%, 08/14/2017	975	976
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,751
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	10	11
Compass Bank
3.875%, 04/10/2025 (D)	430	409
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
5.250%, 08/04/2045	310	337
4.625%, 12/01/2023	1,100	1,157
4.375%, 08/04/2025	650	667
Cooperatieve Rabobank UA
11.000%, 12/31/2049 (A)(C)	920	1,081
Credit Agricole
8.375%, 12/31/2049 (A)(C)	1,090	1,196

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	$890	$913
3.800%, 06/09/2023	1,105	1,104
3.450%, 04/16/2021	440	443
Deutsche Bank
4.250%, 10/14/2021 (C)	970	973
Discover Bank
3.100%, 06/04/2020	1,500	1,518
Farmers Exchange Capital
7.050%, 07/15/2028 (C)	1,000	1,155
Farmers Exchange Capital II
6.151%, 11/01/2053 (A)(C)	2,150	2,207
Ford Motor Credit LLC
8.125%, 01/15/2020	660	761
General Electric MTN
4.375%, 09/16/2020	30	32
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	10	8
Goldman Sachs Group MTN
7.500%, 02/15/2019	950	1,053
6.000%, 06/15/2020	170	189
5.375%, 03/15/2020	2,860	3,103
4.000%, 03/03/2024	490	508
3.850%, 07/08/2024	830	847
Goldman Sachs Group
6.750%, 10/01/2037	518	640
6.450%, 05/01/2036	30	36
6.250%, 02/01/2041	750	930
6.150%, 04/01/2018	2,780	2,924
5.950%, 01/18/2018 (D)	260	271
5.750%, 01/24/2022	110	124
5.250%, 07/27/2021	340	372
5.150%, 05/22/2045	600	631
4.750%, 10/21/2045	857	905
4.250%, 10/21/2025	520	528
3.750%, 02/25/2026	435	436
3.500%, 11/16/2026	1,145	1,118
2.375%, 01/22/2018	1,370	1,378
2.350%, 11/15/2027	1,065	1,030
2.300%, 12/13/2019	1,495	1,493
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	750	729
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	1,000	973
HBOS PLC MTN
6.750%, 05/21/2018 (C)	2,100	2,214
HSBC Bank PLC
4.750%, 01/19/2021 (C)	1,760	1,886
HSBC Holdings
6.500%, 09/15/2037	180	223
4.375%, 11/23/2026	1,070	1,078

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
4.300%, 03/08/2026	$360	$373
4.250%, 03/14/2024	985	1,001
4.250%, 08/18/2025	750	757
4.000%, 03/30/2022	330	342
3.400%, 03/08/2021	1,020	1,037
2.650%, 01/05/2022	1,470	1,435
ILFC E-Capital Trust II
4.920%, 12/21/2065 (A)(C)	400	352
ING Bank
5.800%, 09/25/2023 (C)	920	1,011
International Lease Finance
7.125%, 09/01/2018 (C)	2,080	2,241
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	1,610	1,488
John Deere Capital
1.700%, 01/15/2020	160	158
JPMorgan Chase
6.000%, 01/15/2018	135	141
4.950%, 06/01/2045	150	160
4.500%, 01/24/2022	180	194
4.400%, 07/22/2020	210	223
4.350%, 08/15/2021	215	230
4.250%, 10/15/2020	330	349
4.250%, 10/01/2027	130	134
3.900%, 07/15/2025	2,115	2,175
3.875%, 09/10/2024	620	627
3.625%, 12/01/2027	1,000	970
2.972%, 01/15/2023	1,805	1,799
2.950%, 10/01/2026 (D)	930	888
2.700%, 05/18/2023	1,045	1,022
JPMorgan Chase MTN
2.295%, 08/15/2021	1,065	1,045
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,301
6.000%, 10/01/2017	1,600	1,651
KFW
4.000%, 01/27/2020	510	544
1.000%, 07/15/2019	3,110	3,062
KKR Group Finance II
5.500%, 02/01/2043 (C)	60	60
Lazard Group LLC
3.750%, 02/13/2025	700	684
Lincoln National
3.625%, 12/12/2026	785	783
Macquarie Bank MTN
1.516%, 10/27/2017 (A)(C)	1,180	1,181
Marsh & McLennan
3.750%, 03/14/2026	505	514
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	355	533

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MetLife
4.600%, 05/13/2046	$358	$377
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	964
Metropolitan Life Global Funding I MTN
1.950%, 12/03/2018 (C)	155	156
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,630	1,645
1.950%, 09/15/2021 (C)	740	717
1.550%, 09/13/2019 (C)	495	487
Mitsubishi UFJ Financial Group
2.757%, 09/13/2026	865	813
Morgan Stanley MTN
7.300%, 05/13/2019	545	607
6.625%, 04/01/2018 (D)	1,000	1,057
5.950%, 12/28/2017 (D)	2,000	2,082
5.500%, 07/24/2020	500	548
4.750%, 03/22/2017	140	141
3.950%, 04/23/2027	205	203
3.125%, 07/27/2026	825	788
2.625%, 11/17/2021	3,125	3,087
2.500%, 04/21/2021	1,775	1,756
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	1,041	1,046
National Australia Bank
2.400%, 12/07/2021 (C)	865	860
Nationwide Mutual Insurance
3.253%, 12/15/2024 (A)(C)	2,975	2,928
New York Life Global Funding
1.550%, 11/02/2018 (C)	1,000	997
New York Life Insurance
6.750%, 11/15/2039 (C)	415	546
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	690	850
PNC Bank
2.550%, 12/09/2021	250	250
2.250%, 07/02/2019	545	548
PNC Bank MTN
2.400%, 10/18/2019	625	631
Protective Life Global Funding
1.722%, 04/15/2019 (C)	1,600	1,587
Quicken Loans
5.750%, 05/01/2025 (C)(D)	200	195
Royal Bank of Scotland
4.650%, 06/04/2018	270	274
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	390	415
6.100%, 06/10/2023	550	576
6.000%, 12/19/2023	860	893
5.125%, 05/28/2024 (D)	490	488
Santander UK Group Holdings
2.875%, 08/05/2021	1,485	1,452

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Stadshypotek
1.875%, 10/02/2019 (C)	$640	$637
Standard Chartered
5.700%, 03/26/2044 (C)	1,160	1,159
State Street
4.956%, 03/15/2018	1,300	1,343
Sumitomo Mitsui Financial Group
3.010%, 10/19/2026	910	871
Svenska Handelsbanken MTN
1.875%, 09/07/2021	830	802
Synchrony Financial
3.700%, 08/04/2026	650	625
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	1,300	1,687
4.900%, 09/15/2044 (C)	190	206
Toronto-Dominion Bank
2.250%, 03/15/2021 (C)(D)	1,415	1,409
UBS MTN
1.375%, 06/01/2017	2,000	2,000
UBS Group Funding Jersey
4.125%, 09/24/2025 (C)	200	204
4.125%, 04/15/2026 (C)	450	455
2.650%, 02/01/2022 (C)	1,025	996
US Bank
2.125%, 10/28/2019	435	437
Visa
4.300%, 12/14/2045	570	602
3.150%, 12/14/2025	1,050	1,054
2.800%, 12/14/2022	1,230	1,237
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,410	2,365
WEA Finance
4.750%, 09/17/2044 (C)	230	227
3.750%, 09/17/2024 (C)	780	789
3.250%, 10/05/2020 (C)	1,750	1,780
Wells Fargo
5.875%, 12/31/2049 (A)	120	126
3.000%, 04/22/2026	1,935	1,847
3.000%, 10/23/2026	690	657
2.125%, 04/22/2019	420	421
2.100%, 07/26/2021 (D)	2,635	2,564
Wells Fargo MTN
4.900%, 11/17/2045	650	668
4.750%, 12/07/2046	500	507
4.650%, 11/04/2044	260	256
4.600%, 04/01/2021	160	172
4.400%, 06/14/2046	820	785
4.300%, 07/22/2027	1,500	1,543
3.450%, 02/13/2023	430	431
3.000%, 01/22/2021	1,010	1,028
1.650%, 01/22/2018	1,670	1,670

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank
6.000%, 11/15/2017	$250	$259
Wells Fargo Bank MTN
2.150%, 12/06/2019	830	830
		200,530

Health Care — 2.8%
Abbott Laboratories
4.900%, 11/30/2046	500	513
4.750%, 11/30/2036	290	295
3.750%, 11/30/2026	2,535	2,517
3.400%, 11/30/2023	2,080	2,072
2.900%, 11/30/2021 (D)	500	499
AbbVie
4.700%, 05/14/2045	500	491
4.500%, 05/14/2035	320	314
4.450%, 05/14/2046	475	455
3.600%, 05/14/2025	90	89
3.200%, 05/14/2026	985	937
2.500%, 05/14/2020	830	830
1.800%, 05/14/2018	750	751
Actavis Funding SCS
4.750%, 03/15/2045	665	653
4.550%, 03/15/2035	315	312
3.800%, 03/15/2025 (D)	2,620	2,623
3.450%, 03/15/2022	1,380	1,400
1.300%, 06/15/2017	500	500
Aetna
4.375%, 06/15/2046	110	110
3.200%, 06/15/2026	440	435
2.800%, 06/15/2023	2,965	2,921
2.400%, 06/15/2021	350	348
2.200%, 03/15/2019	310	311
Amgen
5.150%, 11/15/2041	745	788
4.663%, 06/15/2051 (C)	614	590
4.563%, 06/15/2048 (C)	210	203
4.400%, 05/01/2045	1,105	1,059
3.625%, 05/22/2024	100	102
2.600%, 08/19/2026 (D)	480	440
Anthem
5.875%, 06/15/2017	1,155	1,178
AstraZeneca
3.375%, 11/16/2025	500	496
Baxalta
3.600%, 06/23/2022	920	927
Becton Dickinson
4.685%, 12/15/2044	120	124
3.734%, 12/15/2024	162	166
2.675%, 12/15/2019	397	403
Biogen
5.200%, 09/15/2045	1,299	1,390

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 09/15/2022	$260	$267
Celgene
5.000%, 08/15/2045	2,155	2,240
3.875%, 08/15/2025	325	330
3.550%, 08/15/2022	300	308
Centene
6.125%, 02/15/2024	110	116
5.625%, 02/15/2021	20	21
4.750%, 05/15/2022	190	192
4.750%, 01/15/2025	130	127
DaVita
5.000%, 05/01/2025	80	79
EMD Finance
2.400%, 03/19/2020 (C)	1,045	1,039
Express Scripts Holding (D)
4.800%, 07/15/2046	329	315
3.400%, 03/01/2027	1,000	937
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	170	186
4.125%, 10/15/2020 (C)	100	104
Gilead Sciences
4.750%, 03/01/2046	470	486
3.700%, 04/01/2024	945	970
3.650%, 03/01/2026	460	467
3.250%, 09/01/2022	405	413
2.950%, 03/01/2027	1,030	986
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	854
Humana
7.200%, 06/15/2018	1,150	1,236
4.625%, 12/01/2042	130	124
3.850%, 10/01/2024	790	809
3.150%, 12/01/2022	170	170
Johnson & Johnson
4.500%, 12/05/2043	600	667
Medtronic
3.625%, 03/15/2024	465	484
3.500%, 03/15/2025	840	865
Merck
2.750%, 02/10/2025	230	226
2.350%, 02/10/2022	685	680
Northwell Healthcare
3.979%, 11/01/2046	1,030	948
Perrigo Finance Unlimited
4.375%, 03/15/2026	365	365
Pfizer
4.000%, 12/15/2036	610	625
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	949
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026 (D)	1,155	1,079
2.875%, 09/23/2023	530	503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.900%, 09/23/2019	$2,200	$2,172
Tenet Healthcare
8.125%, 04/01/2022	60	57
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026	1,250	1,152
2.800%, 07/21/2023	860	814
Thermo Fisher Scientific
3.600%, 08/15/2021	350	362
3.300%, 02/15/2022	270	274
2.950%, 09/19/2026 (D)	610	576
UnitedHealth Group
6.000%, 06/15/2017	51	52
5.800%, 03/15/2036	280	341
4.625%, 07/15/2035	1,010	1,101
3.875%, 10/15/2020	530	558
2.875%, 12/15/2021	580	588
Valeant Pharmaceuticals International (D)
7.500%, 07/15/2021 (C)	880	746
5.875%, 05/15/2023 (C)	90	68
5.375%, 03/15/2020 (C)	220	186
Wyeth LLC
5.950%, 04/01/2037	340	428

		56,884

Industrials — 1.5%
ABB Finance USA
4.375%, 05/08/2042	80	84
AerCap Ireland Capital
4.625%, 07/01/2022	210	216
3.750%, 05/15/2019	520	530
American Airlines Pass-Through Trust,
Ser 2013-2
4.950%, 01/15/2023	1,398	1,491
BAE Systems
4.750%, 10/11/2021 (C)	1,350	1,460
Burlington Northern Santa Fe
4.150%, 04/01/2045	505	512
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	623
Catholic Health Initiatives
4.350%, 11/01/2042	80	71
2.950%, 11/01/2022	800	779
Continental Airlines Pass-Through Trust,
Ser 1999-2, Cl C-2
7.256%, 03/15/2020	1,426	1,529
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,283	1,417
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,002	1,153

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eaton
4.150%, 11/02/2042	$440	$426
2.750%, 11/02/2022	450	446
1.500%, 11/02/2017	270	270
FedEx
4.550%, 04/01/2046	545	549
Florida East Coast Holdings
6.750%, 05/01/2019 (C)	460	476
GE Capital International Funding
4.418%, 11/15/2035	1,160	1,215
2.342%, 11/15/2020 (C)	530	530
General Electric MTN
6.875%, 01/10/2039	521	735
5.875%, 01/14/2038	197	248
5.300%, 02/11/2021	184	204
1.386%, 08/15/2036 (A)	1,550	1,325
General Electric
4.500%, 03/11/2044	220	236
Illinois Tool Works
2.650%, 11/15/2026	275	263
International Lease Finance
8.625%, 01/15/2022	10	12
Lockheed Martin
4.500%, 05/15/2036	90	96
3.550%, 01/15/2026	530	541
3.350%, 09/15/2021	920	950
3.100%, 01/15/2023	50	51
Northrop Grumman
3.850%, 04/15/2045	215	204
3.250%, 08/01/2023	2,660	2,712
3.200%, 02/01/2027	835	826
Penske Truck Leasing L.P.
3.400%, 11/15/2026 (C)	900	861
3.375%, 02/01/2022 (C)	390	392
3.200%, 07/15/2020 (C)	505	511
Raytheon
3.125%, 10/15/2020	430	444
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	825	831
2.000%, 09/15/2023 (C)	1,030	972
Union Pacific
4.050%, 03/01/2046	400	401
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/2017	56	56
United Business Media
5.750%, 11/03/2020 (C)	490	515
United Rentals North America
5.500%, 07/15/2025 (D)	310	316
United Technologies
4.500%, 06/01/2042	200	214
1.950%, 11/01/2021	400	391

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	$765	$811
Valmont Industries
5.250%, 10/01/2054	315	276
Wabtec
3.450%, 11/15/2026 (C)	490	471
Waste Management
7.375%, 05/15/2029	330	431
3.500%, 05/15/2024	280	289
West
5.375%, 07/15/2022 (C)	300	290
4.750%, 07/15/2021 (C)	90	92

		30,744

Information Technology — 1.4%
Analog Devices
3.500%, 12/05/2026	865	857
3.125%, 12/05/2023	680	680
2.500%, 12/05/2021	455	451
Apple
4.650%, 02/23/2046	565	610
4.375%, 05/13/2045	1,090	1,120
3.850%, 05/04/2043	640	612
3.850%, 08/04/2046	510	489
2.450%, 08/04/2026 (D)	680	638
Cisco Systems
2.200%, 09/20/2023	1,030	991
1.850%, 09/20/2021	2,335	2,279
1.400%, 09/20/2019	1,255	1,241
Diamond 1 Finance
6.020%, 06/15/2026 (C)	370	401
4.420%, 06/15/2021 (C)(D)	750	776
3.480%, 06/01/2019 (C)	910	929
Fidelity National Information Services
4.500%, 08/15/2046	224	213
3.625%, 10/15/2020	505	523
2.850%, 10/15/2018	635	646
2.250%, 08/15/2021	362	353
Harris
5.054%, 04/27/2045	190	200
Hewlett Packard Enterprise
6.600%, 10/15/2045 (C)	810	818
4.900%, 10/15/2025 (C)	285	293
Intel
4.900%, 07/29/2045	120	134
3.700%, 07/29/2025	140	148
Microsoft
4.200%, 11/03/2035	425	447
3.950%, 08/08/2056 (D)	210	198
3.750%, 02/12/2045	950	891
3.700%, 08/08/2046	665	626

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 02/12/2035	$685	$659
3.450%, 08/08/2036	350	333
2.400%, 08/08/2026	2,260	2,135
2.000%, 08/08/2023	1,140	1,090
National Semiconductor
6.600%, 06/15/2017	170	174
Oracle
3.900%, 05/15/2035	1,195	1,179
3.850%, 07/15/2036	275	268
2.400%, 09/15/2023	2,730	2,645
1.900%, 09/15/2021	630	616
1.200%, 10/15/2017	1,050	1,050
TSMC Global
1.625%, 04/03/2018 (C)	875	872

		28,585

Materials — 1.1%
Air Liquide Finance
2.500%, 09/27/2026 (C)(D)	470	443
2.250%, 09/27/2023 (C)	795	763
1.750%, 09/27/2021 (C)	550	530
Amcor Finance USA
3.625%, 04/28/2026 (C)	1,050	1,028
ArcelorMittal (D)
8.000%, 10/15/2039	120	132
7.250%, 02/25/2022	120	135
Ardagh Packaging Finance
3.963%, 12/15/2019 (A)(C)	440	447
Barrick
5.250%, 04/01/2042	230	224
Barrick Gold
4.100%, 05/01/2023	142	146
Barrick North America Finance
5.700%, 05/30/2041	300	306
4.400%, 05/30/2021	402	423
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(C)	620	696
5.000%, 09/30/2043 (D)	520	581
3.250%, 11/21/2021	1,330	1,370
2.875%, 02/24/2022	70	71
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	541
CF Industries
4.500%, 12/01/2026 (C)	550	541
3.400%, 12/01/2021 (C)	440	435
Chevron Phillips Chemical
3.400%, 12/01/2026 (C)	325	324
Dow Chemical
3.000%, 11/15/2022	1,265	1,265
Eastman Chemical
2.700%, 01/15/2020	695	699

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ecolab
4.350%, 12/08/2021	$220	$238
Equate Petrochemical BV
3.000%, 03/03/2022 (C)	590	562
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	1,005	960
Freeport-McMoRan
6.875%, 02/15/2023 (C)	75	79
6.500%, 11/15/2020 (C)	104	107
5.450%, 03/15/2043	170	140
4.000%, 11/14/2021 (D)	360	351
Georgia-Pacific
8.875%, 05/15/2031	100	148
Glencore Finance Canada
2.700%, 10/25/2017 (C)(D)	1,080	1,088
International Paper
5.150%, 05/15/2046	495	516
5.000%, 09/15/2035	360	381
LyondellBasell Industries
5.750%, 04/15/2024 (D)	200	229
OCP
4.500%, 10/22/2025 (C)	1,650	1,576
Potash Corp of Saskatchewan
4.875%, 03/30/2020	280	298
4.000%, 12/15/2026	820	825
Reynolds Group Issuer
6.875%, 02/15/2021	117	120
5.125%, 07/15/2023 (C)	170	174
Southern Copper
5.250%, 11/08/2042	900	824
Steel Dynamics
6.375%, 08/15/2022	220	229
Vale Overseas
6.875%, 11/21/2036 (D)	1,510	1,487
6.250%, 08/10/2026	225	234
5.875%, 06/10/2021 (D)	240	252
Westlake Chemical
4.875%, 05/15/2023 (C)	140	145
4.625%, 02/15/2021 (C)	270	280
WestRock RKT
4.000%, 03/01/2023	70	72
3.500%, 03/01/2020	320	328

		22,743

Real Estate — 0.7%
Alexandria Real Estate Equities
2.750%, 01/15/2020	2,000	1,995
Boston Properties
3.800%, 02/01/2024	1,250	1,268
DDR
4.625%, 07/15/2022	720	762
3.375%, 05/15/2023	590	574

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
First Industrial MTN
7.500%, 12/01/2017	$970	$1,016
GLP Capital
5.375%, 04/15/2026	80	84
HCP
4.200%, 03/01/2024	765	779
3.150%, 08/01/2022	1,000	987
Highwoods Properties
7.500%, 04/15/2018	1,142	1,218
Mid-America Apartments
4.300%, 10/15/2023	250	261
4.000%, 11/15/2025	280	284
3.750%, 06/15/2024	540	541
SL Green Realty
7.750%, 03/15/2020	1,000	1,129
Tanger Properties
3.875%, 12/01/2023	305	309
3.750%, 12/01/2024	265	265
Ventas Realty L.P.
2.700%, 04/01/2020	1,450	1,459
Welltower
4.950%, 01/15/2021	820	884
4.000%, 06/01/2025	625	639

		14,454

Telecommunication Services — 1.4%
America Movil
5.625%, 11/15/2017	440	454
5.000%, 03/30/2020	750	802
AT&T
6.000%, 08/15/2040	845	929
4.750%, 05/15/2046	1,635	1,549
4.600%, 02/15/2021 (D)	600	635
4.500%, 03/09/2048 (D)	2,038	1,831
4.450%, 04/01/2024	1,275	1,329
4.350%, 06/15/2045	240	214
3.950%, 01/15/2025	765	766
3.800%, 03/15/2022	418	429
3.400%, 05/15/2025	4,137	3,987
3.000%, 06/30/2022	975	957
Bharti Airtel
4.375%, 06/10/2025 (C)	940	927
CenturyLink
5.625%, 04/01/2020	80	85
5.625%, 04/01/2025 (D)	180	171
Deutsche Telekom International Finance
2.250%, 03/06/2017 (C)	905	906
Sprint
7.875%, 09/15/2023	340	363
7.625%, 02/15/2025 (D)	310	326
7.250%, 09/15/2021	40	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032	$300	$330
Sprint Spectrum
3.360%, 09/20/2021 (C)	665	666
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	102
5.877%, 07/15/2019	90	98
5.134%, 04/27/2020	300	321
Verizon Communications
6.550%, 09/15/2043	533	666
6.400%, 09/15/2033	754	910
5.150%, 09/15/2023 (D)	1,920	2,123
4.862%, 08/21/2046 (D)	1,195	1,211
4.522%, 09/15/2048	285	273
4.400%, 11/01/2034	2,345	2,314
4.272%, 01/15/2036	1,335	1,278
4.125%, 08/15/2046	575	520
3.850%, 11/01/2042	130	113
Vodafone Group PLC
2.950%, 02/19/2023	430	417

		28,045

Utilities — 2.6%
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	138	140
AEP Transmission
3.100%, 12/01/2026 (C)(D)	1,700	1,674
AES
4.875%, 05/15/2023 (D)	920	909
American Electric Power
1.650%, 12/15/2017	735	735
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,160	1,510
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	470	451
Commonwealth Edison
3.700%, 03/01/2045	120	113
Consolidated Edison of New York
4.450%, 03/15/2044	810	843
3.850%, 06/15/2046	195	186
Dominion Resources
4.700%, 12/01/2044	155	159
2.962%, 07/01/2019	220	223
2.000%, 08/15/2021	315	305
1.600%, 08/15/2019	420	414
DTE Energy
1.500%, 10/01/2019	490	482
Duke Energy
4.800%, 12/15/2045	110	116
3.750%, 09/01/2046	260	234
2.650%, 09/01/2026 (D)	600	560
1.800%, 09/01/2021	480	463

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas
4.250%, 12/15/2041	$600	$614
4.000%, 09/30/2042	1,000	993
3.875%, 03/15/2046	220	215
2.500%, 03/15/2023	440	436
Duke Energy Florida
3.850%, 11/15/2042	165	158
3.400%, 10/01/2046	205	183
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	1,450	1,618
Electricite de France
6.000%, 01/22/2114 (C)	100	97
5.250%, 10/13/2055 (C)	130	130
Emera US Finance
2.150%, 06/15/2019 (C)	2,049	2,045
Exelon
5.625%, 06/15/2035	760	841
FirstEnergy
2.750%, 03/15/2018	280	283
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,822
Florida Gas Transmission LLC
3.875%, 07/15/2022 (C)	1,000	1,023
Fortis
3.055%, 10/04/2026 (C)(D)	745	697
2.100%, 10/04/2021 (C)	370	357
Indiana Michigan Power
4.550%, 03/15/2046	220	228
IPALCO Enterprises
5.000%, 05/01/2018	1,200	1,239
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,199
KeySpan Gas East
5.819%, 04/01/2041 (C)	1,250	1,490
2.742%, 08/15/2026 (C)	675	643
Majapahit Holding BV
7.750%, 01/20/2020	420	471
Metropolitan Edison
3.500%, 03/15/2023 (C)	2,425	2,421
MidAmerican Energy
4.800%, 09/15/2043	510	564
4.250%, 05/01/2046	805	829
3.500%, 10/15/2024	305	316
NextEra Energy Capital Holdings
2.056%, 09/01/2017	2,000	2,009
NiSource Finance
6.800%, 01/15/2019	2,261	2,468
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,162
4.550%, 12/01/2041	690	736
Pacific Gas & Electric
8.250%, 10/15/2018	280	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.050%, 03/01/2034	$340	$426
5.800%, 03/01/2037 (D)	710	866
4.450%, 04/15/2042	700	735
2.950%, 03/01/2026	378	370
PECO Energy
4.150%, 10/01/2044	625	638
3.150%, 10/15/2025	560	560
PPL Electric Utilities
4.150%, 10/01/2045	370	376
Public Service of New Hampshire
3.500%, 11/01/2023	310	316
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,366
Sierra Pacific Power
2.600%, 05/01/2026	485	464
Southern
5.500%, 03/15/2057 (A)	475	480
4.400%, 07/01/2046	430	426
2.150%, 09/01/2019	615	615
Southern California Gas
2.600%, 06/15/2026	615	590
Southern Gas Capital
2.450%, 10/01/2023	205	197
Southern Power
4.950%, 12/15/2046	415	404
Southwestern Electric Power
3.900%, 04/01/2045	315	293
Virginia Electric & Power
4.650%, 08/15/2043	405	440
4.000%, 11/15/2046	305	304
3.150%, 01/15/2026	340	338
2.950%, 11/15/2026	305	296
Xcel Energy
2.600%, 03/15/2022	455	453

		52,068

Total Corporate Obligations (Cost $574,027) ($ Thousands)		584,618

U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Bill
0.030%, 04/06/2017 (B)	362	362
U.S. Treasury Bonds
5.250%, 11/15/2028	2,270	2,890
3.816%, 02/15/2045 (B)	4,000	1,652
3.000%, 11/15/2044	2,355	2,326
3.000%, 05/15/2045	18,690	18,437
3.000%, 11/15/2045	19,821	19,550
2.875%, 08/15/2045	49,895	48,014
2.875%, 11/15/2046	37,748	36,445
2.824%, 08/15/2045 (B)	2,120	862

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.750%, 11/15/2042	$170	$161
2.625%, 11/15/2020	12,480	12,899
2.500%, 02/15/2045	23,905	21,293
2.500%, 02/15/2046	15,639	13,897
2.500%, 05/15/2046	10,105	8,980
2.250%, 08/15/2046	6,681	5,617
2.000%, 10/31/2021	7,162	7,183
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	7,209	7,867
1.000%, 02/15/2046	1,632	1,639
0.750%, 02/15/2042	2,086	1,975
0.750%, 02/15/2045	5,163	4,859
0.625%, 01/15/2024	2,963	3,015
0.375%, 07/15/2023	4,290	4,328
0.375%, 07/15/2025	9,215	9,165
0.125%, 04/15/2021	4,437	4,462
0.125%, 07/15/2026	3,641	3,520
U.S. Treasury Notes
3.500%, 05/15/2020	5,000	5,315
2.125%, 08/31/2020	8,795	8,937
2.125%, 08/15/2021	6,550	6,612
2.125%, 09/30/2021	1,520	1,534
2.125%, 11/30/2023	1,995	1,982
2.000%, 08/31/2021	3,587	3,601
2.000%, 12/31/2021	21,802	21,882
2.000%, 07/31/2022	1,855	1,848
2.000%, 11/30/2022	5,560	5,522
2.000%, 11/15/2026	35,774	34,420
1.750%, 12/31/2020	8,370	8,367
1.750%, 11/30/2021	30,534	30,306
1.750%, 05/15/2022	1,725	1,700
1.625%, 06/30/2020	1,585	1,586
1.625%, 11/30/2020	7,010	6,982
1.625%, 05/15/2026	300	280
1.500%, 01/31/2019	6,455	6,490
1.500%, 01/31/2022	18,540	18,121
1.500%, 08/15/2026	7,099	6,529
1.375%, 12/15/2019	32,212	32,135
1.375%, 01/31/2021	12,885	12,679
1.375%, 08/31/2023	7,580	7,182
1.250%, 12/15/2018	1,715	1,717
1.250%, 12/31/2018	21,534	21,556
1.250%, 10/31/2021 (D)	17,780	17,241
1.250%, 07/31/2023	2,340	2,203
1.125%, 06/15/2018	1,869	1,871
1.125%, 06/30/2021	1,600	1,549
1.125%, 07/31/2021	3,288	3,178
1.125%, 09/30/2021	16,923	16,323
1.000%, 11/30/2018 (D)	15,111	15,063
1.000%, 11/15/2019	7,550	7,459
0.875%, 07/15/2018	1,967	1,961
0.750%, 10/31/2017	4,355	4,351

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.750%, 10/31/2018	$14,610	$14,505

Total U.S. Treasury Obligations (Cost $583,188) ($ Thousands)		574,385

ASSET-BACKED SECURITIES — 10.3%

Automotive — 2.2%
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	507	508
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	610	610
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	204	204
Ally Auto Receivables Trust, Ser 2016-3, Cl A2
1.190%, 12/17/2018	355	355
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,599	1,601
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	662	662
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	1,064	1,064
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,330	1,331
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A2A
1.370%, 11/08/2019	354	354
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A3
1.530%, 07/08/2021	713	705
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	560	561
Avis Budget Rental Car Funding AESOP, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (C)	804	803
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	935	931
Avis Budget Rental Car Funding AESOP, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (C)	891	880
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	192	192
California Republic Auto Receivables Trust,
Ser 2015-1, Cl A4
1.820%, 09/15/2020	513	513
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (C)	145	145

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (C)	$603	$608
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	685	688
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	381	381
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	634	627
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	298	298
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	618	619
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	330	330
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	628	629
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	931	932
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/2018 (C)	723	724
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	691	694
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	425	425
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A3
1.830%, 03/20/2020	701	698
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	349	348
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/2018	619	619
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A3
1.730%, 04/20/2020	725	722
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	325	324

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A2A
1.320%, 01/20/2019	$222	$222
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A3
1.460%, 06/20/2020	533	530
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/2019	371	371
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A3
1.540%, 08/20/2020	319	317
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/22/2021	268	266
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (C)	1,106	1,105
Flagship Credit Auto Trust, Ser 2016-3, Cl A2 2.050%, 11/15/2020 (C)	365	363
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	2,050	2,067
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	965	967
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (C)	1,456	1,469
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	529	529
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	306	306
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,220	1,221
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.108%, 01/15/2022 (A)	335	336
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	997	997
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	299	297
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	988	982
Hertz Vehicle Financing, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (C)	650	633
Hertz Vehicle Financing, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	716	708
Hertz Vehicle Financing, Ser 2016-4A, Cl A
2.650%, 07/15/2022 (C)	639	622

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	$1,044	$1,043
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A2
1.010%, 06/18/2018	75	75
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	805	805
Hyundai Auto Receivables Trust, Ser 2014-A, Cl A4
1.320%, 08/15/2019	689	690
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	956	956
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	1,165	1,163
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A3
1.180%, 01/15/2021	554	548
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	680	680
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A2
1.390%, 11/15/2019 (C)	619	618
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A3
1.710%, 04/15/2021 (C)	248	246
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A4
2.030%, 02/15/2022 (C)	184	182
TCF Auto Receivables Owner Trust, Ser 2016-PT1A, Cl A
1.930%, 06/15/2022 (C)	1,154	1,155
Toyota Auto Receivables, Ser 2016-C, Cl A2A
1.000%, 01/15/2019	515	514
Toyota Auto Receivables, Ser 2016-C, Cl A3
1.140%, 08/17/2020	686	681
World Omni Auto Receivables Trust, Ser 2016-B, Cl A3
1.300%, 02/15/2022	610	601
		45,350

Credit Cards — 0.6%
American Express Credit Account Master Trust, Ser 2013-2, Cl A
1.124%, 05/17/2021 (A)	407	408
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	360	360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust, Ser 2007-A1, Cl A1
5.170%, 06/15/2019	$235	$235
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7
5.750%, 07/15/2020	480	495
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	170	170
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	875	877
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	65	65
Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
1.168%, 02/15/2024 (A)	548	551
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
1.116%, 09/16/2024 (A)	991	992
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.754%, 04/15/2019 (A)	445	445
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.974%, 05/15/2019 (A)	1,015	1,016
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	470	470
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	335	335
Citibank Credit Card Issuance Trust, Ser 2014- A2, Cl A2
1.020%, 02/22/2019	1,095	1,095
Citibank Credit Card Issuance Trust, Ser 2014- A8, Cl A8
1.730%, 04/09/2020	359	360
Discover Card Execution Note Trust, Ser 2016- A2, Cl A2
1.244%, 09/15/2021 (A)	460	463
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	561	558
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	708	700
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	474	475
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	110	110
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	869	851

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust, Ser 2016-B, Cl A
1.440%, 06/15/2022	$746	$743
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	972	964
		12,738

Mortgage Related Securities — 0.8%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
1.254%, 04/25/2028 (A)	7	7
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
1.156%, 08/25/2043 (A)	419	416
Centex Home Equity, Ser 2006-A, Cl AV4
0.842%, 06/25/2036 (A)	4,264	4,149
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.824%, 08/25/2036 (A)	4,200	3,949
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	–	–
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.696%, 05/25/2039 (A)(C)	318	302
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
1.036%, 05/25/2037 (A)	5,500	3,297
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
1.401%, 06/25/2035 (A)	866	864
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
1.246%, 07/25/2035 (A)	3,410	3,361
		16,345

Other Asset-Backed Securities — 6.7%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.684%, 12/27/2044 (A)(C)	2,100	2,042
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.996%, 07/25/2036 (A)(C)	1,359	1,322
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.125%, 02/25/2035 (A)	2,200	2,161
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.715%, 10/27/2036 (A)	1,750	1,680
Centerpoint Energy Transition Bond III, Ser 2008-A, Cl A1
4.192%, 02/01/2020	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Ser 2007-1, Cl A
0.950%, 03/25/2042 (A)(C)	$1,277	$1,190
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.757%, 03/25/2037	1,970	2,036
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	1,510	1,413
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	26	26
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	52	52
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.556%, 10/25/2047 (A)	2,594	2,381
Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
1.016%, 03/25/2036 (A)	5,000	4,204
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.838%, 02/15/2034 (A)	229	212
Educational Funding of the South, Ser 2011-1, Cl A2
1.365%, 04/25/2035 (A)	1,392	1,372
First Franklin Mortgage Loan Trust, Ser 2005- FF8, Cl M1
1.246%, 09/25/2035 (A)	2,278	2,240
Flatiron CLO, Ser 2014-1A, Cl A1
2.059%, 07/17/2026 (A)(C)	1,600	1,600
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	974	915
Greenpoint Manufactured Housing, Ser 1999- 2, Cl A2
3.098%, 03/18/2029 (A)	425	391
Greenpoint Manufactured Housing, Ser 1999- 3, Cl 1A7
7.270%, 06/15/2029	829	825
Greenpoint Manufactured Housing, Ser 1999- 3, Cl 2A2
4.066%, 06/19/2029 (A)	250	232
Greenpoint Manufactured Housing, Ser 1999- 4, Cl A2
4.066%, 02/20/2030 (A)	375	341
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
4.029%, 02/20/2032 (A)	72	65
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
4.035%, 03/13/2032 (A)	265	238
GSAMP Trust, Ser 2003-SEA, Cl A1
1.156%, 02/25/2033 (A)	1,257	1,166

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.842%, 05/25/2046 (A)	$3,300	$2,438
Higher Education Funding I, Ser 2014-1, Cl A
1.875%, 05/25/2034 (A)(C)	1,500	1,446
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.772%, 02/25/2036 (A)	400	386
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	879	883
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,189	1,129
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	408	419
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,196	2,329
Morgan Stanley Re-REMIC Trust, Ser 2015-R7, Cl 1BXA
10.505%, 02/26/2036 (A)(C)	930	989
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
1.036%, 04/25/2029 (A)	142	142
National Collegiate Student Loan Trust, Ser 2006-3, Cl A4
1.026%, 03/26/2029 (A)	1,750	1,675
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.442%, 03/25/2038 (A)	4,140	2,325
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2B
1.788%, 02/15/2029 (A)(C)	470	474
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.238%, 09/16/2024 (A)(C)	519	519
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (C)	344	342
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.738%, 12/15/2028 (A)(C)	216	218
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	408	394
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	996	1,033
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.266%, 06/25/2031 (A)	3,748	3,634
Navient Student Loan Trust, Ser 2014-2, Cl A
1.396%, 03/25/2083 (A)	2,657	2,573
Navient Student Loan Trust, Ser 2014-3, Cl A
1.376%, 03/25/2083 (A)	2,680	2,595

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-4, Cl A
1.376%, 03/25/2083 (A)	$1,985	$1,922
Navient Student Loan Trust, Ser 2014-8, Cl A2
1.196%, 04/25/2023 (A)	379	379
Navient Student Loan Trust, Ser 2016-7A, Cl A
1.906%, 03/25/2066 (A)(C)	736	743
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.895%, 10/27/2036 (A)	712	698
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.042%, 01/25/2037 (A)	603	593
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.825%, 10/25/2033 (A)	699	680
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.096%, 03/23/2037 (A)	708	687
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.116%, 12/24/2035 (A)	736	715
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.176%, 03/22/2032 (A)	393	363
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.384%, 04/25/2046 (A)(C)	222	222
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.356%, 10/27/2036 (A)(C)	1,648	1,611
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.706%, 11/25/2043 (A)(C)	1,655	1,534
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.356%, 09/25/2042 (A)(C)	2,738	2,689
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
1.556%, 09/25/2065 (A)(C)	1,382	1,382
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.515%, 07/25/2025 (A)	723	720
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.379%, 10/15/2037 (A)	2,402	2,121
RAMP Trust, Ser 2003-RS11, Cl MII1
1.851%, 12/25/2033 (A)	164	151
RAMP Trust, Ser 2006-RZ3, Cl M1
1.106%, 08/25/2036 (A)	6,530	5,331
RSB BondCo LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	268	271
Scholar Funding Trust, Ser 2011-A, Cl A
1.643%, 10/28/2043 (A)(C)	770	744
SLC Student Loan Trust, Ser 2005-3, Cl A3
1.083%, 06/15/2029 (A)	428	420
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.966%, 05/15/2029 (A)	933	908
SLC Student Loan Trust, Ser 2007-2, Cl A2
1.217%, 05/15/2028 (A)	176	175
SLM Private Education Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (C)	283	287

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	$1,262	$1,274
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
1.288%, 10/16/2023 (A)(C)	15	15
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.556%, 11/25/2043 (A)	245	237
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.588%, 05/17/2027 (A)(C)	533	537
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
1.188%, 07/15/2022 (A)(C)	168	168
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	782	778
SLM Private Education Loan Trust, Ser 2013-B, Cl A2B
1.638%, 06/17/2030 (A)(C)	130	131
SLM Private Education Loan Trust, Ser 2014-A, Cl A2B
1.688%, 01/15/2026 (A)(C)	246	248
SLM Student Loan Trust, Ser 2003-12, Cl A5
1.130%, 09/15/2022 (A)(C)	242	241
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.432%, 04/27/2026 (A)(C)	1,237	1,231
SLM Student Loan Trust, Ser 2004-10, Cl A7A
1.465%, 10/25/2029 (A)(C)	562	545
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.885%, 07/25/2023 (A)	684	681
SLM Student Loan Trust, Ser 2004-8, Cl B
1.175%, 01/25/2040 (A)	128	112
SLM Student Loan Trust, Ser 2004-8A, Cl A5
1.215%, 04/25/2024 (A)(C)	794	795
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.815%, 04/25/2025 (A)	45	45
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.855%, 10/25/2028 (A)	1,138	1,108
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.915%, 07/27/2026 (A)	177	178
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.855%, 10/27/2031 (A)	1,407	1,372
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.865%, 10/25/2029 (A)	613	597
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.885%, 01/25/2041 (A)	1,900	1,783
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.982%, 01/25/2021 (A)	989	957
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.875%, 01/25/2041 (A)	1,900	1,703

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-2, Cl A3
0.922%, 01/25/2019 (A)	$343	$340
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.775%, 07/25/2022 (A)	3,211	3,037
SLM Student Loan Trust, Ser 2007-2, Cl B
0.885%, 07/25/2025 (A)	391	319
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.922%, 04/25/2019 (A)	1,154	1,142
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.795%, 01/25/2024 (A)	550	548
SLM Student Loan Trust, Ser 2007-6, Cl B
1.565%, 04/27/2043 (A)	407	358
SLM Student Loan Trust, Ser 2008-2, Cl B
1.915%, 01/25/2083 (A)	525	457
SLM Student Loan Trust, Ser 2008-3, Cl B
1.915%, 04/26/2083 (A)	525	467
SLM Student Loan Trust, Ser 2008-4, Cl B
2.565%, 04/25/2029 (A)	525	491
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.415%, 07/25/2023 (A)	1,380	1,387
SLM Student Loan Trust, Ser 2008-5, Cl B
2.565%, 07/25/2029 (A)	525	503
SLM Student Loan Trust, Ser 2008-6, Cl B
2.565%, 07/26/2083 (A)	525	488
SLM Student Loan Trust, Ser 2008-7, Cl B
2.565%, 07/26/2083 (A)	525	488
SLM Student Loan Trust, Ser 2008-8, Cl B
2.965%, 10/25/2029 (A)	525	507
SLM Student Loan Trust, Ser 2008-9, Cl B
2.965%, 10/25/2083 (A)	525	512
SLM Student Loan Trust, Ser 2010-1, Cl A
1.156%, 03/25/2025 (A)	480	467
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.706%, 09/25/2028 (A)	172	170
SLM Student Loan Trust, Ser 2012-2, Cl A
1.456%, 01/25/2029 (A)	759	744
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.506%, 05/26/2026 (A)	385	373
SLM Student Loan Trust, Ser 2012-6, Cl B
1.756%, 04/27/2043 (A)	289	257
SLM Student Loan Trust, Ser 2013-3, Cl B
2.256%, 09/25/2043 (A)	291	272
SLM Student Loan Trust, Ser 2013-4, Cl A
1.306%, 06/25/2027 (A)	920	895
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.406%, 06/25/2055 (A)	985	977
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (C)	246	245
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	396	401
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	853	834

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.346%, 03/25/2055 (A)	$642	$637
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	421	421
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	1,003	991
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.538%, 06/15/2027 (A)(C)	776	770
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	336	339
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.738%, 07/15/2027 (A)(C)	716	723
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	463	463
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.938%, 07/15/2027 (A)(C)	381	388
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,339	1,294
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.038%, 05/15/2031 (A)(C)	1,023	1,021
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	1,581	1,536
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.988%, 02/17/2032 (A)(C)	1,002	1,002
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	1,602	1,571
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.622%, 09/15/2034 (A)(C)	1,131	1,131
SoFi Consumer Loan Program Trust, Ser 2015, Cl 1A
3.280%, 09/15/2023	672	673
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	598	601
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.706%, 01/25/2039 (A)(C)	220	221
SoFi Professional Loan Program, Ser 2016-D, Cl A2A
1.530%, 04/25/2033 (C)	460	459

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2016-D, Cl A2B
2.340%, 04/25/2033 (C)	$475	$461
SoFi Professional Loan Program, Ser 2016-E, Cl A1
1.380%, 07/25/2039 (A)(C)	1,046	1,046
SoFi Professional Loan Program, Ser 2016-E, Cl A2A
1.630%, 01/25/2036 (C)	416	415
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035	164	162
United States Small Business Administration, Ser 2015-20I, Cl 1
2.820%, 09/01/2035	29	29
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	1,329	1,320
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	1,480	1,474
Voya CLO, Ser 2014-1A, Cl A1R
2.217%, 04/18/2026 (A)(C)	680	680
Voya CLO, Ser 2014-2A, Cl A1
2.129%, 07/17/2026 (A)(C)	1,730	1,730
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
0.842%, 07/25/2036 (A)	3,217	3,153
		135,520

Total Asset-Backed Securities (Cost $209,558) ($ Thousands)		209,953

SOVEREIGN DEBT — 3.4%
Abu Dhabi Government International Bond
2.125%, 05/03/2021 (C)	575	564
Argentine Republic Government International Bond
7.625%, 04/22/2046 (C)	180	180
7.500%, 04/22/2026 (C)	280	294
7.125%, 07/06/2036 (C)	220	209
6.875%, 04/22/2021 (C)	420	448
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL 2,230	684
10.000%, 01/01/2021	10,399	3,073
10.000%, 01/01/2023	3,994	1,153
Brazilian Government International Bond
5.625%, 01/07/2041	$1,120	997
5.000%, 01/27/2045	560	454
2.625%, 01/05/2023	200	178
China Government Bond
3.390%, 05/21/2025	CNY 2,000	278
3.380%, 11/21/2024	1,000	139
3.310%, 11/30/2025	11,500	1,575

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Colombia Government International Bond
5.625%, 02/26/2044		$820	$845
FMS Wertmanagement AoeR
1.000%, 11/21/2017		640	638
Indonesia Government International Bond MTN
5.875%, 03/13/2020		240	262
5.875%, 01/15/2024 (C)		840	927
4.350%, 01/08/2027 (C)		455	456
3.700%, 01/08/2022 (C)		250	250
Israel Government International Bond
4.500%, 01/30/2043		470	469
Japan Bank for International Cooperation
2.000%, 11/04/2021		326	318
1.875%, 04/20/2021		694	678
1.500%, 07/21/2021		1,026	984
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,893
Japan Treasury Discount Bills(B)(F)
-0.315%, 02/27/2017	JPY	1,000,000	8,577
-0.325%, 01/23/2017		970,000	8,317
-0.345%, 03/13/2017		700,000	6,005
-0.415%, 03/27/2017		1,000,000	8,580
Mexico Government International Bond MTN
5.750%, 10/12/2110		$677	625
5.550%, 01/21/2045		1,110	1,135
4.750%, 03/08/2044		1,330	1,209
4.350%, 01/15/2047		520	446
4.000%, 10/02/2023		915	917
3.600%, 01/30/2025		780	752
Paraguay Government International Bond
6.100%, 08/11/2044 (C)		325	330
Peruvian Government International Bond
6.550%, 03/14/2037		90	113
5.625%, 11/18/2050		580	657
Poland Government Bond
3.250%, 07/25/2025	PLN	5,490	1,288
2.500%, 07/25/2026		14,470	3,153
Poland Government International Bond
4.000%, 01/22/2024		$1,310	1,340
Portugal Government International Bond MTN
5.125%, 10/15/2024 (C)		1,100	1,064
Province of Ontario Canada
1.625%, 01/18/2019 (D)		885	885
Qatar Government International Bond
3.250%, 06/02/2026 (C)		465	448
2.375%, 06/02/2021 (C)		765	748
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		667	803
4.500%, 04/04/2022		400	416
Russian Government International Bond
7.500%, 03/31/2030 (C)		294	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Slovenia Government International Bond
5.850%, 05/10/2023 (C)	$525	$591
5.500%, 10/26/2022 (C)	528	584
5.250%, 02/18/2024 (C)	1,215	1,331
South Africa Government International Bond
4.300%, 10/12/2028	440	408

Total Sovereign Debt (Cost $71,838) ($ Thousands)		69,022

LOAN PARTICIPATIONS — 1.1%
1011778 BC ULC/ New Red Finance (aka Burger King/Tim Horton’s), Term Loan B2, 1st Lien
3.750%, 12/10/2021	599	604
Air Medical Group Holdings, Term Loan B, 1st Lien
4.250%, 04/28/2022	736	734
Albertson’s LLC, Term Loan B4, 1st Lien
4.500%, 08/25/2021	449	454
Albertson’s LLC, Term Loan B6, 1st Lien
4.750%, 06/22/2023	150	152
American Airlines, Term Loan, 1st Lien
3.256%, 06/27/2020	631	633
American Builders & Contractors Supply Co., Cov-Lite, Term Loan B, 1st Lien
3.520%, 09/23/2023	598	603
Aramark Corporation, U.S. Term Loan F, 1st Lien
3.498%, 02/24/2021 (A)	261	263
Aristocrat Leisure, Cov-Lite, Term Loan B1, 1st Lien
3.750%, 10/20/2021	60	60
3.500%, 10/20/2021	15	15
Berry Plastics Corporation, Term Loan H, 1st Lien
3.750%, 10/01/2022	562	567
Boyd Gaming Corporation, Cov-Lite, Term Loan B, 1st Lien
4.000%, 08/14/2020	300	303
Charter Communications Operating LLC, Term Loan E
3.000%, 07/01/2020	598	601
CSC Holdings, LLC, Term Loan B, 1st Lien
3.876%, 10/11/2024	132	133
Dollar Tree, Term Loan B, 1st Lien
3.063%, 07/06/2022	193	194
Energy Future Intermediate Holding Company, Cov-Lite, Term Loan, 1st Lien
4.250%, 06/30/2017	2,200	2,213

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
First Data Corporation, Extended Term Loan, 1st Lien
3.756%, 03/24/2021	$1,106	$1,119
First Data Corporation, Term Loan, 1st Lien
3.756%, 07/08/2022	1,000	1,010
Gardner Denver, Initial Term Loan, 1st Lien
4.250%, 07/30/2020 (A)	366	362
HCA, Term Loan B7, 1st Lien
3.520%, 02/05/2024	600	607
Hilton Worldwide Holdings, Initial Term Loan, 1st Lien
3.500%, 10/26/2020 (A)	35	36
Hilton Worldwide Holdings, Term Loan, 1st Lien
3.256%, 10/25/2023	539	545
3.084%, 10/25/2023 (G)	55	55
Intelsat Jackson Holdings S.A., Term Loan, Tranche B2, 1st Lien
3.750%, 06/30/2019 (A)	671	648
Jaguar Holding Company I, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	573	579
Landry’s, Cov-Lite, Term Loan B, 1st Lien
4.000%, 09/21/2023	300	303
Level 3 Financing, Inc. Term Loan, Tranche B-II 2022
3.500%, 05/31/2022	600	607
Maple Holdings Acquisition Corp., Cov-Lite, Term Loan B, 1st Lien
5.250%, 03/03/2023	316	320
Michaels Stores, Term Loan B, 1st Lien
3.750%, 01/30/2023	564	571
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 06/07/2023	590	600
Murray Energy Corporation, Term Loan B2, 1st Lien
8.250%, 04/16/2020	556	530
NRG Energy, Term Loan B, 1st Lien
2.750%, 07/01/2018 (A)	631	636
Party City, Cov-Lite, Term Loan B, 1st Lien
4.240%, 08/19/2022	531	536
3.750%, 08/19/2022	44	44
PETCO Animal Supplies, Term Loan B-1, 1st Lien
5.000%, 01/26/2023	600	602
PetSmart, Term Loan, Tranche B-2, 1st Lien
4.000%, 03/11/2022	625	627
Reynolds Group Holdings, U.S. Term Loan, 1st Lien
4.250%, 02/05/2023	40	40
RPI Finance Trust, Term Loan B5, 1st Lien
3.176%, 10/14/2022	104	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Select Medical, Term Loan F, 1st Lien
6.000%, 03/03/2021	$577	$585
T-Mobile USA, Term Loan B, 1st Lien
3.500%, 11/03/2022 (A)	787	796
Univision Communications, Replacement Term Loan, 1st Lien
4.000%, 03/01/2020	1,685	1,693
UPC Financing Partnership, Cov-Lite, Term Loan, 1st Lien
4.080%, 08/31/2024	600	606
Virgin Media Investment Holdings, Term Loan, 1st Lien
3.500%, 06/30/2023	498	499
Virgin Media, Cov-Lite, Term Loan, 1st Lien
2.750%, 01/31/2025	408	409
XPO Logistics, Term Loan B, 1st Lien
4.250%, 11/01/2021	298	301
Total Loan Participations (Cost $22,790) ($ Thousands)		22,900

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB
1.250%, 06/28/2030 (E)	3,405	3,392
0.875%, 05/24/2017	40	40
FICO STRIPS, PO(B)
0.092%, 11/02/2018 (B)	1,800	1,761
0.000%, 05/11/2018 (B)	1,910	1,876
FNMA(B)
4.911%, 10/09/2019 (B)	3,025	2,869
Tennessee Valley Authority
5.250%, 09/15/2039	590	741
3.875%, 02/15/2021	1,510	1,625
2.875%, 09/15/2024	1,433	1,466

Total U.S. Government Agency Obligations (Cost $12,579) ($ Thousands)		13,770

MUNICIPAL BONDS — 0.5%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	375	565
California State, GO
6.200%, 03/01/2019	1,775	1,947
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	520	747

		3,259

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Massachusetts — 0.1%
Commonwealth of Massachusetts, Ser 2016-E, GO
Callable 04/01/2025 @ 100 3.000%, 04/01/2041	$1,500	$1,291

Nevada — 0.0%
Clark County, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/2045	485	682

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041 (D)	428	598

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	715	717
New York City, Build America Project, Ser F1, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	1,027
New York City, Water & Sewer System, Build America Project, RB
5.952%, 06/15/2042	750	969

		2,713

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	212	206

Texas — 0.1%
Brazos Higher Education Authority, Ser 2006- 2, RB
0.867%, 12/26/2024 (A)	547	526
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049 (D)	619	864

		1,390

Total Municipal Bonds (Cost $9,156) ($ Thousands)		10,139

	Shares

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.875% (A)	24,750	639

Total Preferred Stock (Cost $647) ($ Thousands)		639

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 4.1%
SEI Liquidity Fund, L.P. 0.660% **†(H)	84,140,905	$84,139

Total Affiliated Partnership (Cost $84,141) ($ Thousands)		84,139

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Cl A 0.320%**†	87,544,134	87,544

Total Cash Equivalent (Cost $87,544) ($ Thousands)		87,544

Total Investments — 112.4% (Cost $2,302,516) ($ Thousands) @		$2,284,560

	Contracts

PURCHASED OPTIONS(I) — 0.0%
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017,
Strike Price $124.50*	21	12
February 2017, U.S. Long Bond Future Option Call, Expires 01/21/2017,
Strike Price $152.00*	20	21

Total Purchased Options (Cost $36) ($ Thousands)		$33

WRITTEN OPTIONS(I) — 0.0%
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017
Strike Price $126.50*	(21)	(2)
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017
Strike Price $127.50*	(21)	(1)
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017
Strike Price $125.00*	(40)	(14)
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017
Strike Price $126.00*	(21)	(3)
February 2017, U.S. 5 Year Future Option Call, Expires 01/21/2017
Strike Price $120.00*	(125)	(2)
February 2017, U.S. 5 Year Future Option Call, Expires 01/21/2017
Strike Price $117.75*	(210)	(75)
February 2017, U.S. Long Bond Future Option Call, Expires 01/21/2017
Strike Price $151.00*	(8)	(12)

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS(I) (continued)
February 2017, U.S. Long Bond Future Option Call, Expires 01/21/2017
Strike Price $150.00*	(24)	$(49)
February 2017, U.S. Long Bond Future Option Put, Expires 01/21/2017
Strike Price $143.00*	(31)	(4)
March 2017, U.S. 10 Year Future Option Call, Expires 02/18/2017
Strike Price $127.50*	(42)	(7)
March 2017, U.S. 10 Year Future Option Call, Expires 02/18/2017
Strike Price $126.00*	(40)	(15)
March 2017, U.S. 5 Year Future Option Call, Expires 02/18/2017
Strike Price $117.75*	(20)	(11)

Total Written Options

(Premiums Received $223) ($ Thousands)		$(195)

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(599)	Mar-2017	$8
Euro	(18)	Mar-2017	25
Euro-Bund 10-Year Bond	(151)	Mar-2017	(346)
Euro-BTP	92	Mar-2017	195
U.S. 10-Year Treasury Note	1,206	Mar-2017	(591)
U.S. 2-Year Treasury Note	66	Apr-2017	(2)
U.S. 5-Year Treasury Note	1,000	Mar-2017	(376)
U.S. Long Treasury Bond	(232)	Mar-2017	219
U.S. Ultra Long Treasury Bond	(254)	Mar-2017	491
U.S. 10-Year Ultra Long Treasury
Bond	(126)	Mar-2017	103

			$(274)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
01/20/17	USD	577	JPY	67,660	$3
01/20/17	GBP	820	USD	1,033	19
02/13/17	GBP	1,489	USD	1,839	(3)
01/20/17	USD	2,865	PLN	11,190	(185)
01/20/17-01/20/17	USD	2,971	GBP	2,389	(18)
01/20/17	USD	4,461	INR	301,350	(30)
01/20/17-01/20/17	USD	4,500	IDR	59,300,390	(108)
01/20/17	USD	10,311	EUR	9,195	(604)
01/20/17	PLN	11,190	USD	2,911	231
01/20/17-02/13/17	EUR	12,580	USD	13,987	691
01/20/17	CNH	29,200	USD	4,301	140
01/20/17	CNY	72,168	USD	10,713	410
01/20/17-03/13/17	JPY	3,731,975	USD	34,988	2,921
03/27/17	JPY	1,000,000	USD	8,499	(113)

					$3,354

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Bank of America	$(29,449)	$30,609	$1,160
Barclays PLC	(12,291)	12,691	400
Citigroup	(47,464)	48,557	1,093
JPMorgan Chase Bank	(8,596)	9,194	598
UBS	(1,863)	1,966	103

			$3,354

For the period ended December 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at December 31, 2016, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)

Goldman Sachs	Metlife Inc.	SELL	1.00%	6/20/2021	$(750)	$-
Goldman Sachs	Metlife Inc.	SELL	1.00%	6/20/2021	(60)	-

						$-

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Barclays	1.90%	3-Month USD LIBOR	11/30/22	$34,472	$335
UBS	3-Month USD LIBOR	1.58%	06/13/26	9,520	616
UBS	3-Month USD LIBOR	1.19%	06/13/21	9,530	(297)
UBS	1.270%	3-Month USD LIBOR	05/15/23	22,656	1,152
UBS	1.897%	3-Month USD LIBOR	08/31/22	22,800	182

					$1,988

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount	Net Unrealized Depreciation ($ Thousands)

UBS	CDX.NA.HY.27	BUY	5.00%	12/20/21	$1,390	$(27)

						$(27)

For the period ended December 31, 2016, the total amount of all open OTC and centrally cleared swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,031,977 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.
(B)	The rate reported is the effective yield at the time of purchase.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $229,014 ($ Thousands), representing 11.3% of the net assets of the Fund.
(D)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $79,097 ($ Thousands).
(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2016. The coupon on a step bond changes on a specified date.
(F)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(G)	Unsettled bank loan. Interest rate not available.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $84,139 ($ Thousands).
(I)	For the period ended December 31, 2016, the total amount of open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan (Offshore)

CNY — Chinese Yuan

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zloty

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Continued)

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $2,302,516 ($ Thousands), and the unrealized appreciation and depreciation were $33,687 ($ Thousands) and $(51,643) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$–	$627,451	$–	$627,451
Corporate Obligations	–	584,618	–	584,618
U.S. Treasury Obligations	–	574,385	–	574,385
Asset-Backed Securities	–	209,953	–	209,953
Sovereign Debt	–	69,022	–	69,022
Loan Participations	–	22,900	–	22,900
U.S. Government Agency Obligations	–	13,770	–	13,770
Municipal Bonds	–	10,139	–	10,139
Preferred Stock	639	–	–	639
Affiliated Partnership	–	84,139	–	84,139
Cash Equivalent	87,544	–	–	87,544

Total Investments in Securities	$88,183	$2,196,377	$–	$2,284,560

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$33	$—	$—	$33
Written Options	(195)	—	—	(195)
Futures Contracts *
Unrealized Appreciation	1,041	—	—	1,041
Unrealized Depreciation	(1,315)	—	—	(1,315)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts *
Unrealized Appreciation	$—	$4,415	$—	$4,415
Unrealized Depreciation	—	(1,061)	—	(1,061)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	—	—	—
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(27)	—	(27)
Interest Rate Swaps *
Unrealized Appreciation	—	2,285	—	2,285
Unrealized Depreciation	—	(297)	—	(297)

Total Other Financial Instruments	$(436)	$5,315	$—	$4,879

*Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$14,020	$315,503	$(245,382)	$ —	$(2)	$ 84,139	$149
SEI Daily Income Trust, Government Fund, Class A	56,416	348,976	(317,848)	—	—	87,544	18

Totals	$70,436	$664,479	$(563,230)	$ —	$(2)	$171,683	$167

As of December 31, 2016, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $0.8 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
	Corporate Debt	Sovereign	Asset Backed	Corporate Debt
REFERENCE ASSET		Debt	Securities		Total

Fair value of written credit derivatives	$5,885	$-	$-	$-	$5,885
Maximum potential amount of future payments	810,000	-	-	-	810,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	-	-	$810,000	$-	$-	$810,000
> than 400	-	-	-	-	-	-
Total	-	-	$810,000	$-	$-	$810,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Fixed Income Fund (Concluded)

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 36.1%
U.S. Treasury Bills(A)
0.557%, 04/20/2017	$3,135	$3,130
0.411%, 04/06/2017	2,670	2,666
U.S. Treasury Bonds
5.250%, 11/15/2028	2,425	3,087
3.815%, 02/15/2045 (A)	3,105	1,282
3.000%, 05/15/2045	13,995	13,806
3.000%, 11/15/2045	9,575	9,444
2.875%, 05/15/2043	3,890	3,757
2.875%, 08/15/2045	8,745	8,415
2.875%, 11/15/2046	29,534	28,514
2.810%, 08/15/2045 (A)	1,725	702
2.750%, 11/15/2042	2,950	2,786
2.625%, 11/15/2020	16,670	17,230
2.600%, 11/15/2045 (A)	1,085	437
2.500%, 02/15/2045	14,830	13,210
2.500%, 02/15/2046	25,375	22,548
2.500%, 05/15/2046	17,948	15,950
2.250%, 08/15/2046	8,016	6,740
2.000%, 10/31/2021	4,333	4,346
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	2,640	2,881
0.750%, 02/15/2042	235	223
0.750%, 02/15/2045	3,372	3,173
0.625%, 01/15/2024	155	158
0.625%, 02/15/2043	3,554	3,254
0.375%, 07/15/2025	4,969	4,942
0.125%, 04/15/2021	2,397	2,410
0.125%, 07/15/2026	3,217	3,111
U.S. Treasury Notes
2.250%, 12/31/2023	2,030	2,031
2.125%, 08/31/2020	17,225	17,504
2.125%, 08/15/2021	3,609	3,643
2.125%, 09/30/2021	516	521
2.125%, 06/30/2022	2,590	2,599
2.125%, 11/30/2023	13,698	13,607
2.000%, 08/31/2021	1,642	1,649
2.000%, 12/31/2021	29,235	29,342
2.000%, 07/31/2022	12,110	12,066
2.000%, 11/15/2026	35,337	33,999
1.875%, 05/31/2022	4,445	4,409
1.750%, 12/31/2020	9,555	9,552
1.750%, 11/30/2021	18,423	18,286
1.750%, 03/31/2022	1,770	1,746
1.750%, 05/15/2022	11,280	11,114
1.625%, 06/30/2020	1,648	1,649
1.625%, 11/30/2020	11,235	11,190
1.500%, 12/31/2018	1,005	1,011
1.500%, 01/31/2019	15,490	15,574
1.500%, 01/31/2022	2,840	2,776
1.500%, 02/28/2023	5,430	5,223
1.500%, 03/31/2023	40	38

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 08/15/2026	$15,375	$14,141
1.375%, 12/15/2019	11,146	11,119
1.375%, 03/31/2020	40	40
1.375%, 01/31/2021	11,673	11,486
1.375%, 04/30/2021	648	636
1.375%, 06/30/2023	5,300	5,035
1.375%, 08/31/2023	6,690	6,338
1.375%, 09/30/2023	580	549
1.250%, 12/31/2018	14,817	14,832
1.250%, 10/31/2021 (B)	21,539	20,886
1.250%, 07/31/2023	840	791
1.125%, 06/15/2018	1,442	1,443
1.125%, 06/30/2021	130	126
1.125%, 07/31/2021	7,264	7,021
1.125%, 09/30/2021	41,643	40,168
1.000%, 12/31/2017	3,690	3,693
1.000%, 11/30/2018	186	185
1.000%, 11/15/2019	5,274	5,211
0.875%, 07/15/2018	1,388	1,384
0.750%, 10/31/2017	4,495	4,491
0.750%, 09/30/2018	50,730	50,387
0.750%, 10/31/2018	12,189	12,101

Total U.S. Treasury Obligations (Cost $599,914) ($ Thousands)		589,794

MORTGAGE-BACKED SECURITIES — 27.7%

Agency Mortgage-Backed Obligations — 24.1%
FHLMC
10.000%, 03/17/2026	87	89
7.500%, 01/01/2032 to 02/01/2038	368	425
6.500%, 10/01/2031 to 09/01/2038	354	402
6.000%, 02/01/2018 to 09/01/2038	518	575
5.500%, 06/01/2020 to 08/01/2037	707	741
5.000%, 03/01/2034 to 06/01/2044	1,825	2,016
4.500%, 08/01/2020 to 06/01/2044	5,236	5,620
4.000%, 10/01/2029 to 06/01/2046	11,950	12,611
3.500%, 09/01/2026 to 09/01/2046	40,404	41,822
3.000%, 02/01/2027 to 01/01/2047	17,139	17,148
2.500%, 12/01/2031	4,489	4,502
FHLMC ARM
3.090%, 02/01/2045 (C)	308	316
2.815%, 05/01/2045 (C)	263	270
2.791%, 12/01/2041 (C)	80	82
2.540%, 07/01/2042 (C)	327	336
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	134	150
FHLMC CMO, Ser 2005-2945, Cl SA
11.027%, 03/15/2020 (C)	8	9
FHLMC CMO, Ser 2007-3281, Cl AI, IO
5.726%, 02/15/2037 (C)	111	21

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2007-3316, Cl JO, PO(A)
0.000%, 05/15/2037 (A)	$8	$8
FHLMC CMO, Ser 2011-3804, Cl FN
1.154%, 03/15/2039 (C)	118	119
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	243	246
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	360	367
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.246%, 10/15/2041 (C)	567	94
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	922	96
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	1,140	120
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	677	673
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	512	75
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.546%, 09/15/2042 (C)	429	74
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	218	209
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	714	78
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.077%, 02/15/2038 (C)	181	13
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.296%, 05/15/2044 (C)	162	30
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.068%, 04/15/2041 (C)	190	11
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	477	505
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	2,159	2,268
FHLMC CMO, Ser 2950, Cl JO, PO(A)
0.000%, 03/15/2020 (A)	6	6
FHLMC CMO, Ser T-76, Cl 2A
3.223%, 10/25/2037 (C)	186	188
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	485	495
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.957%, 08/25/2023 (C)	7,690	397
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl X, IO
1.094%, 05/25/2026 (C)	6,311	477
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	170	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS03, Cl A4
3.161%, 05/25/2025 (C)	$1,650	$1,668
FHLMC TBA
4.000%, 01/15/2041	1,200	1,260
3.500%, 01/01/2041	7,600	7,782
3.000%, 01/15/2043	9,900	9,831
FNMA
7.500%, 10/01/2037 to 04/01/2039	273	334
7.000%, 04/01/2032 to 01/01/2039	171	198
6.500%, 05/01/2027 to 10/01/2038	304	344
6.000%, 10/01/2019 to 10/01/2040	1,319	1,487
5.500%, 02/01/2021 to 02/01/2035	149	165
5.000%, 01/01/2020 to 07/01/2044	2,850	3,125
4.640%, 01/01/2021	464	505
4.540%, 01/01/2020	451	480
4.500%, 01/01/2020 to 06/01/2046	13,539	14,712
4.410%, 05/01/2021	360	390
4.360%, 05/01/2021	965	1,045
4.350%, 04/01/2021	755	817
4.300%, 04/01/2021	237	256
4.250%, 04/01/2021	250	270
4.240%, 06/01/2021	952	1,028
4.230%, 03/01/2020	369	391
4.200%, 04/01/2021	675	726
4.060%, 07/01/2021	994	1,068
4.000%, 04/01/2024 to 12/31/2049	34,747	36,718
3.590%, 12/01/2020	449	472
3.500%, 08/01/2028 to 12/31/2050	31,309	32,706
3.430%, 10/01/2020	905	948
3.410%, 10/01/2030	836	851
3.390%, 01/01/2031	700	711
3.340%, 07/01/2030	600	608
3.290%, 10/01/2020 to 09/01/2032	1,018	1,033
3.260%, 10/01/2030	736	741
3.230%, 11/01/2020	325	338
3.110%, 02/01/2028	465	463
3.080%, 04/01/2030	500	495
3.040%, 04/01/2030	500	493
3.000%, 11/01/2026 to 11/01/2046	15,427	15,811
2.610%, 11/01/2028	730	688
2.600%, 10/01/2031	735	682
2.500%, 10/01/2026 to 10/01/2042	4,653	4,683
FNMA ACES, Ser 2014-M12, Cl FA
0.860%, 10/25/2021 (C)	296	295
FNMA ACES, Ser 2015-M3, Cl FA
0.752%, 06/25/2018 (C)	935	936
FNMA ARM
4.365%, 04/01/2040 (C)	160	166
3.192%, 10/01/2043 (C)	196	201
2.980%, 06/01/2041 (C)	573	605
2.837%, 05/01/2043 (C)	112	114

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.755%, 01/01/2045 (C)	$261	$267
2.754%, 01/01/2045 (C)	319	327
2.753%, 02/01/2042 (C)	736	772
2.669%, 01/01/2042 (C)	367	380
2.431%, 06/01/2042 (C)	287	295
1.706%, 04/01/2043 (C)	374	386
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	57	62
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	291	312
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	279	308
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	199	39
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (C)	68	82
FNMA CMO, Ser 2009-103, Cl MB
2.945%, 12/25/2039 (C)	157	167
FNMA CMO, Ser 2009-86, Cl BO, PO(A)
0.000%, 03/25/2037 (A)	682	622
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	455	462
FNMA CMO, Ser 2011-87, Cl SG, IO
5.794%, 04/25/2040 (C)	446	66
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	696	62
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	746	97
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	151	151
FNMA CMO, Ser 2013-126, Cl CS, IO
5.394%, 09/25/2041 (C)	723	93
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	195	20
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	799	88
FNMA CMO, Ser 2014-47, Cl AI, IO
2.130%, 08/25/2044 (C)	1,002	69
FNMA CMO, Ser 2014-M8, Cl X2, IO
0.532%, 06/25/2024 (C)	8,731	213
FNMA CMO, Ser 2015-56, Cl AS, IO
5.394%, 08/25/2045 (C)	88	22
FNMA CMO, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (C)	544	545
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,609	1,678
FNMA TBA
5.000%, 01/01/2038	1,500	1,634
4.000%, 11/15/2034 to 03/01/2039	19,855	20,857
3.500%, 01/01/2041 to 02/25/2041	24,630	25,238
3.000%, 01/16/2026 to 01/15/2043	27,330	27,286
2.500%, 01/01/2026	4,015	4,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2015-K44, Cl C
3.811%, 01/25/2048 (C)(D)	$180	$149
GNMA
7.500%, 10/15/2037	51	58
7.000%, 09/15/2031	44	53
6.500%, 12/15/2035	418	486
6.000%, 09/20/2038	96	108
5.000%, 12/20/2039 to 11/20/2045	107	120
4.500%, 03/15/2041 to 09/20/2046	1,274	1,402
4.000%, 12/15/2040 to 08/20/2046	7,399	8,018
3.500%, 04/20/2046 to 09/20/2046	5,700	5,934
3.000%, 04/15/2045 to 11/20/2046	4,076	4,134
2.000%, 02/20/2034 (C)	335	348
GNMA CMO, Ser 2007-78, Cl SA, IO
5.823%, 12/16/2037 (C)	918	144
GNMA CMO, Ser 2009-66, Cl XS, IO
6.258%, 07/16/2039 (C)	1,110	154
GNMA CMO, Ser 2010-4, Cl NS, IO
5.848%, 01/16/2040 (C)	1,861	341
GNMA CMO, Ser 2010-H11, Cl FA
1.606%, 06/20/2060 (C)	546	553
GNMA CMO, Ser 2011-142, Cl IO, IO
0.755%, 09/16/2046 (C)	3,354	89
GNMA CMO, Ser 2011-H08, Cl FD
1.031%, 02/20/2061 (C)	378	376
GNMA CMO, Ser 2012-112, Cl IO, IO
0.305%, 02/16/2053 (C)	1,111	31
GNMA CMO, Ser 2012-27, Cl IO, IO
1.071%, 04/16/2053 (C)	1,646	69
GNMA CMO, Ser 2012-34, Cl SA, IO
5.311%, 03/20/2042 (C)	170	32
GNMA CMO, Ser 2012-43, Cl SN, IO
5.893%, 04/16/2042 (C)	99	23
GNMA CMO, Ser 2012-H25, Cl FA
1.230%, 12/20/2061 (C)	742	744
GNMA CMO, Ser 2013-145, Cl IO, IO
1.073%, 09/16/2044 (C)	1,347	74
GNMA CMO, Ser 2013-178, Cl IO, IO
0.792%, 06/16/2055 (C)	903	37
GNMA CMO, Ser 2013-63, Cl IO, IO
0.769%, 09/16/2051 (C)	1,513	80
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	704	134
GNMA CMO, Ser 2013-96, Cl IO, IO
0.522%, 10/16/2054 (C)	2,060	69
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.028%, 08/20/2044 (C)	262	39
GNMA CMO, Ser 2014-47, Cl IA, IO
0.789%, 02/16/2048 (C)	364	16
GNMA CMO, Ser 2014-5, Cl SP, IO
5.615%, 06/16/2043 (C)	675	90

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2014-50, Cl IO, IO
0.935%, 09/16/2055 (C)	$1,307	$75
GNMA CMO, Ser 2014-92, Cl IX, IO
0.773%, 05/16/2054 (C)	8,086	346
GNMA CMO, Ser 2014-H10, Cl TA
1.311%, 04/20/2064 (C)	758	757
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	88	20
GNMA CMO, Ser 2015-5, Cl IK, IO
0.788%, 11/16/2054 (C)	7,307	389
GNMA CMO, Ser 2015-H10, Cl FC
1.010%, 04/20/2065 (C)	471	467
GNMA CMO, Ser 2015-H18, Cl FA
0.980%, 06/20/2065 (C)	353	350
GNMA CMO, Ser 2015-H20, Cl FA
0.663%, 08/20/2065 (C)	361	358
GNMA TBA
4.000%, 01/01/2040	500	531
3.500%, 01/15/2041	10,940	11,376
3.000%, 01/15/2043	24,945	25,257

		392,945

Non-Agency Mortgage-Backed Obligations — 3.6%
7 WTC Depositor Trust, Ser 2012-7WTC, Cl A
4.082%, 09/12/2018 (D)	113	114
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
3.258%, 02/25/2045 (C)	542	547
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2021 (D)	930	945
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.450%, 03/26/2037 (C)(D)	164	163
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl A4
5.800%, 04/10/2049 (C)	161	160
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.194%, 12/20/2034 (C)	24	24
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
0.852%, 07/20/2036 (C)	1,710	1,676
Banc of America Funding Trust, Ser 2010-R11A, Cl 1A6
4.992%, 08/26/2035 (C)(D)	19	19
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (C)	3	3
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (D)	600	607
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (D)	150	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (D)	$94	$97
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
3.046%, 04/26/2035 (C)(D)	3	3
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.684%, 05/28/2036 (C)(D)	7	7
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.367%, 05/25/2034 (C)	18	18
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.580%, 08/25/2035 (C)	65	65
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
1.456%, 01/25/2035 (C)	195	191
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.396%, 07/25/2034 (C)	124	121
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
3.246%, 10/25/2033 (C)	636	631
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.579%, 06/11/2041 (C)(D)	27	–
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2021	147	145
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 07/10/2026	537	526
CD Commercial Mortgage Trust, Ser 2016-CD2
3.526%, 11/10/2026	290	298
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (C)(D)	359	387
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2021	252	252
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2026	241	249
CGBAM Commercial Mortgage Trust, Ser 2016-IMC, Cl D
6.104%, 11/15/2021 (C)(D)	930	941
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.086%, 02/25/2037 (C)	42	42
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.035%, 02/25/2037 (C)	28	28
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.104%, 07/25/2037 (C)	51	51
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	391	392

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (D)	$441	$442
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	145
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2025	290	302
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	441	453
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.240%, 09/25/2033 (C)	45	45
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.996%, 11/25/2038 (C)(D)	51	51
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (C)(D)	1,012	–
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.554%, 12/11/2049 (C)(D)	3,384	1
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (D)	45	46
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	259	259
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.892%, 08/15/2045 (C)	662	48
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	94	94
COMM Mortgage Trust, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	598
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	82
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (D)	215	233
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	117	119
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	82	82
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	32	34
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	29	29
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	30	32
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.253%, 10/10/2046 (C)	10	10
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (C)	30	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
1.116%, 12/10/2023 (C)	$3,972	$160
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	957	963
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 02/10/2023 (D)	299	299
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	39	39
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.421%, 07/15/2047 (C)	3,731	212
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	489	512
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	107
COMM Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/2048	188	196
COMM Mortgage Trust, Ser 2015-CR26, Cl ASB
3.373%, 04/10/2025	182	187
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (D)	310	317
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	254	251
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.670%, 08/10/2021	370	371
COMM Mortgage Trust, Ser 2016-SAVA
2.270%, 10/15/2018	1,310	1,316
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.389%, 03/10/2047 (C)	2,227	144
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	224	232
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	372	381
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	87	88
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	67	71
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.059%, 10/25/2033 (C)	488	478
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
2.863%, 12/27/2036 (C)(D)	25	25
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
3.237%, 07/28/2036 (C)(D)	14	14

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049	242	$249
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	169	176
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	90	93
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/2049	626	628
CSMC, Ser 2009-2R, Cl 1A14
3.038%, 09/26/2034 (C)(D)	503	505
CSMC, Ser 2009-2R, Cl 1A16
3.038%, 09/26/2034 (C)(D)	972	986
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (C)(D)	770	786
CSMC, Ser 2014-7R, Cl 8A1
2.755%, 07/27/2037 (C)(D)	738	736
CSMC, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (D)	821	798
CSMC, Ser 2016-BDWN, Cl B
5.008%, 02/15/2029 (C)(D)	370	374
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (C)(D)	615	649
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (D)	100	108
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.784%, 02/25/2024 (C)	250	256
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.234%, 04/25/2024 (C)	452	454
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.184%, 12/25/2027 (C)	506	516
GE Business Loan Trust, Ser 2007-1A, Cl A
0.874%, 04/16/2035 (C)(D)	144	136
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (C)	128	128
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	31	32
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (D)	106	107
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.932%, 11/10/2039 (C)(D)	511	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	$16	$16
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	136	136
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	44	45
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2018	207	211
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	6	6
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (C)	90	99
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (D)	122	122
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	185	180
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	277	274
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/2049	304	309
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.870%, 10/25/2033 (C)	105	106
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	48	49
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	14	14
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
1.042%, 10/25/2034 (C)	322	320
Impac Secured Assets CMN Owner Trust, Ser 2004-4, Cl 1A3
1.616%, 02/25/2035 (C)	2,069	2,069
Impac Secured Assets Trust, Ser 2004-3, Cl M1
1.656%, 11/25/2034 (C)	1,700	1,577
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
1.106%, 08/25/2036 (C)	34	33
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
1.006%, 04/25/2037 (C)	165	150
Impac Secured Assets Trust, Ser 2007-A, Cl M1
1.156%, 05/25/2037 (C)(D)	447	416
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (D)	823	909

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046 (C)	$134	$141
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	169	172
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.214%, 11/15/2045 (C)	60	63
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (C)	30	33
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	343	358
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.712%, 09/15/2047 (C)	120	118
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	226	230
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,434	1,406
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (C)	270	284
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	366	373
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	359	358
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	4	4
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2006-CB15, Cl X1, IO
0.479%, 06/12/2043 (C)	1,949	3
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2006-LDP9, Cl A3SF
0.859%, 05/15/2047 (C)	47	47
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (D)	130	132
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (D)	655	688
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (D)	67	68

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (D)	$1,585	$1,631
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2011-C5, Cl B
5.576%, 08/15/2046 (C)(D)	296	325
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	98	98
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	214	218
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	2,502	2,622
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	570	593
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	74	77
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 09/15/2025	292	287
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	238	235
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2026	840	815
JPMorgan Chase Commercial Mortgage
Securities, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	271	281
JPMorgan Chase Commercial Mortgage
Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	128	130
JPMorgan Mortgage Trust, Ser 2006-A2,
Cl 5A3
3.144%, 11/25/2033 (C)	77	78
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.181%, 08/25/2034 (C)	152	152
JPMorgan Trust, Ser 2015-5, Cl A9
2.892%, 05/25/2045 (C)(D)	383	381
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.338%, 02/15/2041 (C)(D)	1,263	–
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (D)	310	318
Master Resecuritization Trust, Ser 2005,
Cl 3PO, PO(A)
0.000%, 05/28/2035 (A)(D)	11	9

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.172%, 07/25/2033 (C)	$21	$21
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.875%, 02/25/2034 (C)	48	48
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.839%, 12/12/2049 (C)(D)	223	–
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32, Ser C32, Cl A4
3.720%, 12/15/2026	290	296
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	403
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 06/15/2018	116	118
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	41	41
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	21
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	107	108
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	81
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 09/15/2025	250	257
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl ASB
3.288%, 01/15/2049	218	223
Morgan Stanley Capital I Trust 2016-BNK2, Ser BNK2, Cl XA, IO
1.130%, 11/15/2049 (C)	3,520	265
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.461%, 02/12/2044 (C)(D)	2,523	–
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (D)	38	38
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 04/15/2021	449	444
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 01/15/2021	210	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	$244	$241
Mortgage Repurchase Agreement Financing Trust Series 2016-4, Ser 2016-4, Cl A1
1.733%, 05/10/2019 (C)(D)	760	758
MSCG Trust 2016-SNR, Ser SNR, Cl C
5.205%, 11/13/2021 (D)	300	300
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (C)(D)	250	247
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	116	115
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	141	140
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
2.475%, 01/26/2036 (C)(D)	381	383
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO(A)
0.000%, 02/25/2034 (A)	9	7
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	35	37
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	226	229
RBSCF Trust, Ser 2013-GSP, Cl A
3.961%, 01/13/2032 (C)(D)	280	293
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	202	205
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.128%, 12/25/2034 (C)	348	347
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2035 (C)(D)	390	384
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (C)(D)	226	225
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	45	45
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2003-24A, Cl 3A2
2.917%, 07/25/2033 (C)	115	114
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2003-32, Cl 1A1
5.222%, 11/25/2033 (C)	24	24
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	123	127

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.908%, 12/25/2033 (C)	$36	$36
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.274%, 05/10/2045 (C)(D)	2,736	244
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	194	194
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2017	295	295
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (D)	335	338
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (D)	250	262
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.825%, 10/25/2033 (C)	96	97
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.674%, 08/25/2033 (C)	48	48
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.693%, 08/25/2033 (C)	27	27
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.779%, 09/25/2033 (C)	86	86
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
15.383%, 06/25/2033 (C)	11	13
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	185	192
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.792%, 06/25/2034 (C)	56	56
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	162	173
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.372%, 10/25/2045 (C)	704	685
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.800%, 03/18/2028 (C)(D)	200	201
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	530	519
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA
1.382%, 11/15/2059 (C)	5,770	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
3.084%, 05/25/2034 (C)	$13	$13
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.033%, 12/25/2034 (C)	70	70
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
3.052%, 06/25/2034 (C)	146	147
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.073%, 07/25/2034 (C)	88	89
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.035%, 06/25/2035 (C)	72	73
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
2.935%, 04/25/2036 (C)	731	734
WFRBS Commercial Mortgage Trust, Ser 2011- C3, Cl A4
4.375%, 03/15/2044 (D)	125	134
WFRBS Commercial Mortgage Trust, Ser 2012- C10, Cl XA, IO
2.078%, 12/15/2045 (C)(D)	1,573	111
WFRBS Commercial Mortgage Trust, Ser 2012- C7, Cl XA, IO
1.657%, 06/15/2045 (C)(D)	361	22
WFRBS Commercial Mortgage Trust, Ser 2013- C13, Cl XA, IO
1.524%, 05/15/2045 (C)(D)	1,094	64
WFRBS Commercial Mortgage Trust, Ser 2014- C20, Cl XA, IO
1.170%, 01/15/2024	3,068	169
WFRBS Commercial Mortgage Trust, Ser 2014- C21, Cl B
4.213%, 08/15/2047 (C)	300	311

		58,560

Total Mortgage-Backed Securities (Cost $453,018) ($ Thousands)		451,505

CORPORATE OBLIGATIONS — 26.2%

Consumer Discretionary — 1.5%
21st Century Fox America
7.250%, 05/18/2018	50	54
6.900%, 08/15/2039	10	12
6.750%, 01/09/2038	20	24
6.650%, 11/15/2037	25	31
6.150%, 03/01/2037	20	23
6.150%, 02/15/2041	15	18

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amazon.com
4.950%, 12/05/2044	$140	$160
American Honda Finance MTN
3.875%, 09/21/2020 (D)	495	521
CBS
2.900%, 01/15/2027	500	464
Charter Communications Operating
6.484%, 10/23/2045	1,056	1,221
6.384%, 10/23/2035	10	11
4.908%, 07/23/2025	110	116
4.464%, 07/23/2022	580	606
Comcast
7.050%, 03/15/2033	270	363
6.400%, 03/01/2040	60	78
4.400%, 08/15/2035	875	915
4.250%, 01/15/2033	60	62
4.200%, 08/15/2034	30	31
3.375%, 02/15/2025	70	71
3.200%, 07/15/2036	300	270
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	244
Comcast Cable Holdings
10.125%, 04/15/2022	45	59
Cox Communications
4.800%, 02/01/2035 (D)	90	84
Daimler Finance North America LLC
2.375%, 08/01/2018 (D)	990	997
1.125%, 03/10/2017 (D)	555	555
Discovery Communications
4.950%, 05/15/2042	125	116
4.875%, 04/01/2043	260	240
ERAC USA Finance
4.500%, 02/15/2045 (D)	110	105
3.300%, 12/01/2026 (D)	525	504
Ford Motor
5.291%, 12/08/2046	605	613
4.346%, 12/08/2026	320	323
Ford Motor Credit
5.875%, 08/02/2021	350	387
3.000%, 06/12/2017	500	503
2.597%, 11/04/2019	700	699
1.461%, 03/27/2017	500	500
Ford Motor Credit LLC
3.219%, 01/09/2022	305	301
2.375%, 03/12/2019	200	200
1.684%, 09/08/2017	200	200
General Motors
6.750%, 04/01/2046	145	170
6.250%, 10/02/2043	160	177
4.875%, 10/02/2023	315	330
General Motors Financial
5.250%, 03/01/2026	85	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 03/01/2021	$1,175	$1,212
3.700%, 05/09/2023	850	837
3.200%, 07/13/2020	118	118
Grupo Televisa
6.125%, 01/31/2046	210	208
5.000%, 05/13/2045	225	191
Historic TW
6.625%, 05/15/2029	122	149
Home Depot
4.250%, 04/01/2046	48	50
3.750%, 02/15/2024	66	70
Hyundai Capital America MTN
2.400%, 10/30/2018 (D)	38	38
Lowe’s MTN
7.110%, 05/15/2037	110	148
Lowe’s
5.125%, 11/15/2041	11	12
McDonald’s MTN
5.350%, 03/01/2018	100	104
4.875%, 12/09/2045	645	691
3.700%, 01/30/2026	140	142
2.750%, 12/09/2020	230	233
NBCUniversal Enterprise
1.974%, 04/15/2019 (D)	200	200
NBCUniversal Media
5.950%, 04/01/2041	50	61
4.375%, 04/01/2021	120	130
Newell Brands
5.500%, 04/01/2046	303	348
4.200%, 04/01/2026	580	606
3.850%, 04/01/2023	545	565
3.150%, 04/01/2021	60	61
QVC
5.950%, 03/15/2043	10	9
Time Warner
7.570%, 02/01/2024	30	37
5.375%, 10/15/2041	302	319
4.850%, 07/15/2045	275	275
4.650%, 06/01/2044	35	34
3.800%, 02/15/2027	1,920	1,909
3.550%, 06/01/2024	385	382
Time Warner Cable
8.250%, 04/01/2019	200	225
7.300%, 07/01/2038	110	135
6.750%, 07/01/2018	40	43
6.550%, 05/01/2037	205	232
5.875%, 11/15/2040	130	139
5.500%, 09/01/2041	44	45
5.000%, 02/01/2020	320	339
TJX
2.250%, 09/15/2026	190	175

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toyota Motor Credit MTN
2.100%, 01/17/2019	$174	$175
1.250%, 10/05/2017	250	250
Viacom
4.850%, 12/15/2034	239	213
4.250%, 09/01/2023	30	30
3.875%, 04/01/2024	30	29
3.450%, 10/04/2026	190	176
2.250%, 02/04/2022	285	268
WPP Finance
5.125%, 09/07/2042	60	60
		24,120

Consumer Staples — 2.1%
Altria Group
5.375%, 01/31/2044	50	58
4.750%, 05/05/2021	230	250
2.850%, 08/09/2022	550	551
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	2,950	3,189
3.650%, 02/01/2026	2,538	2,576
3.300%, 02/01/2023	1,485	1,511
2.650%, 02/01/2021	150	151
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	18	20
3.750%, 07/15/2042	230	207
2.500%, 07/15/2022	420	413
1.375%, 07/15/2017	105	105
Coca-Cola Femsa
2.375%, 11/26/2018	728	733
Costco Wholesale
2.250%, 02/15/2022	56	56
CVS Health
5.125%, 07/20/2045	735	819
3.875%, 07/20/2025	279	288
3.500%, 07/20/2022	110	113
2.750%, 12/01/2022	510	502
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	85	97
Danone
2.947%, 11/02/2026 (D)	500	477
2.589%, 11/02/2023 (D)	530	511
2.077%, 11/02/2021 (D)	230	223
Diageo Investment
2.875%, 05/11/2022	580	584
Kraft Heinz Foods
6.875%, 01/26/2039	49	62
6.500%, 02/09/2040	140	171
6.125%, 08/23/2018	225	240
5.375%, 02/10/2020	16	17
5.200%, 07/15/2045	450	471
5.000%, 07/15/2035	100	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 06/04/2042	$35	$36
4.375%, 06/01/2046	960	903
3.950%, 07/15/2025	370	375
3.500%, 06/06/2022	820	834
3.500%, 07/15/2022	645	655
3.000%, 06/01/2026	555	521
2.800%, 07/02/2020	900	908
Kroger
7.500%, 04/01/2031	50	67
5.400%, 07/15/2040	14	16
2.950%, 11/01/2021	525	528
Molson Coors Brewing
3.000%, 07/15/2026	435	411
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (D)	2,105	2,013
1.625%, 10/28/2019 (D)	1,395	1,363
PepsiCo
4.250%, 10/22/2044	100	103
4.000%, 03/05/2042	50	50
3.100%, 07/17/2022	59	61
3.000%, 08/25/2021	31	32
1.250%, 08/13/2017	72	72
Pernod Ricard
4.450%, 01/15/2022 (D)	370	393
2.950%, 01/15/2017 (D)	825	825
Philip Morris International
4.500%, 03/20/2042	110	112
2.500%, 08/22/2022	250	245
Reynolds American
8.125%, 06/23/2019	370	422
5.850%, 08/15/2045	615	728
5.700%, 08/15/2035	285	328
3.250%, 06/12/2020	54	55
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	920	884
Tyson Foods
5.150%, 08/15/2044	60	62
3.950%, 08/15/2024	60	61
Walgreens Boots Alliance
4.800%, 11/18/2044	630	648
3.450%, 06/01/2026	1,565	1,536
3.300%, 11/18/2021	647	659
Wal-Mart Stores
5.625%, 04/15/2041	320	398
4.750%, 10/02/2043	200	224
4.300%, 04/22/2044	1,240	1,309
3.300%, 04/22/2024	60	62
Wm Wrigley Jr
3.375%, 10/21/2020 (D)	455	468
2.900%, 10/21/2019 (D)	846	861
2.400%, 10/21/2018 (D)	260	262

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 10/20/2017 (D)	$115	$115
		34,105
Energy — 2.6%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	76
Anadarko Petroleum
6.600%, 03/15/2046	545	672
6.450%, 09/15/2036	110	131
4.850%, 03/15/2021	70	75
4.500%, 07/15/2044	125	118
Apache
5.100%, 09/01/2040	120	126
4.750%, 04/15/2043	300	309
4.250%, 01/15/2044	475	468
3.250%, 04/15/2022	109	111
BG Energy Capital PLC
4.000%, 10/15/2021 (D)	575	611
BP Capital Markets PLC
3.994%, 09/26/2023	95	100
3.723%, 11/28/2028	425	432
3.506%, 03/17/2025	90	91
3.245%, 05/06/2022	90	92
3.216%, 11/28/2023	2,195	2,217
3.119%, 05/04/2026	130	127
3.062%, 03/17/2022	50	50
1.846%, 05/05/2017	172	172
Buckeye Partners
3.950%, 12/01/2026	525	511
Canadian Natural Resources
6.750%, 02/01/2039	190	222
6.450%, 06/30/2033	50	56
Chevron
3.191%, 06/24/2023	22	23
2.954%, 05/16/2026	280	275
2.355%, 12/05/2022	15	15
2.100%, 05/16/2021	1,030	1,021
Cimarex Energy
4.375%, 06/01/2024	425	442
CNOOC Finance
3.500%, 05/05/2025	840	816
CNOOC Nexen Finance
4.250%, 04/30/2024	200	205
Colorado Interstate Gas
4.150%, 08/15/2026 (D)	540	525
Conoco Funding
7.250%, 10/15/2031	130	167
ConocoPhillips
6.000%, 01/15/2020	100	110
4.150%, 11/15/2034	460	450
Devon Energy
5.850%, 12/15/2025	450	511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.600%, 07/15/2041	$110	$113
5.000%, 06/15/2045	190	187
4.750%, 05/15/2042	17	16
3.250%, 05/15/2022	137	136
Devon Financing LLC
7.875%, 09/30/2031	40	51
Ecopetrol
5.875%, 05/28/2045	420	363
4.125%, 01/16/2025	203	190
Enbridge
5.500%, 12/01/2046	285	305
4.250%, 12/01/2026	355	363
Enbridge Energy Partners
5.875%, 10/15/2025	200	223
Encana
6.500%, 02/01/2038	215	232
Energy Transfer Partners
8.250%, 11/15/2029	675	846
6.125%, 12/15/2045	350	373
5.150%, 03/15/2045	14	14
4.750%, 01/15/2026	210	217
3.600%, 02/01/2023	45	44
2.500%, 06/15/2018	275	276
Enterprise Products Operating
5.700%, 02/15/2042	40	44
Enterprise Products Operating LLC
6.450%, 09/01/2040	50	59
5.950%, 02/01/2041	85	96
5.100%, 02/15/2045	175	185
EOG Resources
4.150%, 01/15/2026	90	94
Exxon Mobil
4.114%, 03/01/2046	160	164
3.043%, 03/01/2026	220	220
2.397%, 03/06/2022	100	99
Florida Gas Transmission
7.900%, 05/15/2019 (D)	350	392
Halliburton
5.000%, 11/15/2045	456	492
3.800%, 11/15/2025	190	193
3.500%, 08/01/2023	50	51
Hess
5.800%, 04/01/2047	205	213
4.300%, 04/01/2027	140	139
HollyFrontier
5.875%, 04/01/2026	430	439
Kerr-McGee
7.875%, 09/15/2031	100	128
6.950%, 07/01/2024	298	352
Kinder Morgan
5.550%, 06/01/2045	355	374
4.300%, 06/01/2025	1,700	1,750

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kinder Morgan Energy Partners
5.400%, 09/01/2044	$240	$239
Marathon Oil
5.200%, 06/01/2045	326	307
3.850%, 06/01/2025	120	117
Marathon Petroleum
5.850%, 12/15/2045	145	144
5.000%, 09/15/2054	45	38
Noble Energy
6.000%, 03/01/2041	65	72
5.250%, 11/15/2043	80	82
5.050%, 11/15/2044	29	29
4.150%, 12/15/2021	230	239
3.900%, 11/15/2024	150	151
Occidental Petroleum
4.625%, 06/15/2045	130	135
4.400%, 04/15/2046	50	51
4.100%, 02/15/2047	160	156
3.500%, 06/15/2025	45	46
3.000%, 02/15/2027	450	435
2.700%, 02/15/2023	129	128
Petrobras Global Finance
6.850%, 06/05/2115	200	162
6.250%, 03/17/2024	310	297
Petrobras International Finance
5.375%, 01/27/2021	1,060	1,037
Petro-Canada
6.800%, 05/15/2038	380	493
Petrofac
3.400%, 10/10/2018 (D)	250	253
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (D)	235	248
6.750%, 09/21/2047 (D)	580	548
5.625%, 01/23/2046	417	346
Petroleos Mexicanos
6.625%, 06/15/2035	350	345
6.500%, 03/13/2027 (D)	675	696
6.375%, 01/23/2045	630	573
5.500%, 06/27/2044	30	25
5.375%, 03/13/2022 (D)	335	343
4.875%, 01/18/2024	32	31
2.460%, 12/15/2025	599	600
2.378%, 04/15/2025	302	302
Phillips 66
5.875%, 05/01/2042	35	41
Phillips 66 Partners
4.900%, 10/01/2046	225	216
3.550%, 10/01/2026	225	218
Schlumberger
3.000%, 12/21/2020 (D)	1,000	1,021
Schlumberger Holdings
4.000%, 12/21/2025 (D)	120	126

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Schlumberger Investment
3.650%, 12/01/2023	$61	$64
3.300%, 09/14/2021 (D)	47	48
Shell International Finance
4.375%, 03/25/2020	140	150
4.375%, 05/11/2045	515	522
4.125%, 05/11/2035	1,931	1,972
4.000%, 05/10/2046	540	516
3.400%, 08/12/2023	930	954
2.875%, 05/10/2026	869	840
2.125%, 05/11/2020	56	56
Sinopec Group Overseas Development
4.375%, 04/10/2024 (D)	380	395
Spectra Energy Partners
5.950%, 09/25/2043	30	34
4.500%, 03/15/2045	400	380
Statoil
5.250%, 04/15/2019	140	150
3.700%, 03/01/2024	210	220
Suncor Energy
3.600%, 12/01/2024	340	348
Texas Eastern Transmission
2.800%, 10/15/2022 (D)	402	391
Total Capital International
2.875%, 02/17/2022	815	821
TransCanada Pipelines
4.625%, 03/01/2034	470	496
Transcontinental Gas Pipe Line
7.850%, 02/01/2026 (D)	1,070	1,353
Transocean
3.750%, 10/15/2017	260	263
Valero Energy
3.400%, 09/15/2026	600	575
Western Gas Partners
5.375%, 06/01/2021	25	27
4.650%, 07/01/2026	40	41
4.000%, 07/01/2022	35	36
Williams
7.875%, 09/01/2021	260	297
Williams Partners
5.100%, 09/15/2045	55	52
4.500%, 11/15/2023	360	370
4.000%, 09/15/2025	180	178
		42,599

Financials — 9.4%
AIG Global Funding MTN
1.650%, 12/15/2017 (D)	42	42
AIG Global Funding
2.700%, 12/15/2021 (D)	355	354
American Express
7.000%, 03/19/2018	1,170	1,243

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express Credit MTN
2.375%, 05/26/2020	$64	$64
2.250%, 08/15/2019	1,135	1,141
1.875%, 11/05/2018	44	44
1.800%, 07/31/2018	65	65
American International Group
6.250%, 05/01/2036	370	443
4.375%, 01/15/2055	85	78
4.125%, 02/15/2024	107	111
3.900%, 04/01/2026	976	993
3.875%, 01/15/2035	30	28
Aon
6.250%, 09/30/2040	19	23
3.500%, 06/14/2024	65	65
Bank of America
6.100%, 06/15/2017	2,600	2,653
6.000%, 09/01/2017	1,565	1,610
5.750%, 12/01/2017	70	73
5.700%, 01/24/2022	5	6
5.420%, 03/15/2017	200	201
Bank of America MTN
6.875%, 04/25/2018	675	718
6.400%, 08/28/2017	150	155
5.650%, 05/01/2018	1,850	1,938
5.625%, 07/01/2020	30	33
5.000%, 05/13/2021	410	447
5.000%, 01/21/2044	350	383
4.450%, 03/03/2026	654	674
4.250%, 10/22/2026	47	48
4.200%, 08/26/2024	700	713
4.183%, 11/25/2027	705	706
4.125%, 01/22/2024	290	301
4.100%, 07/24/2023	340	355
4.000%, 04/01/2024	290	299
4.000%, 01/22/2025	683	684
3.950%, 04/21/2025	123	123
3.875%, 08/01/2025	190	193
3.500%, 04/19/2026	1,244	1,227
3.300%, 01/11/2023	1,835	1,841
3.248%, 10/21/2027	1,870	1,785
2.600%, 01/15/2019	160	161
2.503%, 10/21/2022	1,165	1,127
2.250%, 04/21/2020	100	99
Bank of Montreal MTN
2.375%, 01/25/2019	55	55
1.400%, 09/11/2017	53	53
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	43
3.250%, 09/11/2024	100	101
2.500%, 04/15/2021	327	327
2.200%, 03/04/2019	425	428

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon
3.550%, 09/23/2021	$34	$36
3.400%, 05/15/2024	1,670	1,693
Bank of Nova Scotia
1.850%, 04/14/2020	160	158
Bank of Tokyo-Mitsubishi
4.100%, 09/09/2023 (D)	200	211
BB&T
5.250%, 11/01/2019	200	216
Bear Stearns
7.250%, 02/01/2018	1,500	1,587
6.400%, 10/02/2017	500	518
Berkshire Hathaway
3.750%, 08/15/2021	500	529
3.400%, 01/31/2022	65	68
3.125%, 03/15/2026	1,425	1,416
Berkshire Hathaway Finance
5.400%, 05/15/2018	110	116
4.400%, 05/15/2042	316	332
BNP Paribas MTN
2.700%, 08/20/2018	380	385
2.375%, 09/14/2017	110	111
BPCE MTN
2.750%, 12/02/2021	855	850
BPCE
5.150%, 07/21/2024 (D)	200	203
Capital One Bank USA
1.200%, 02/13/2017	750	750
Capital One Financial
4.750%, 07/15/2021	50	54
4.200%, 10/29/2025	534	536
3.750%, 07/28/2026	375	363
Chubb INA Holdings
4.350%, 11/03/2045	420	444
3.350%, 05/03/2026	610	618
3.150%, 03/15/2025	74	74
2.875%, 11/03/2022	39	39
2.300%, 11/03/2020	50	50
Citigroup
8.125%, 07/15/2039	370	550
6.125%, 11/21/2017	2,095	2,176
5.500%, 09/13/2025	269	296
5.300%, 05/06/2044	47	51
4.750%, 05/18/2046	30	30
4.650%, 07/30/2045	336	354
4.500%, 01/14/2022	380	405
4.450%, 09/29/2027	1,875	1,905
4.400%, 06/10/2025	270	276
4.300%, 11/20/2026	60	60
3.700%, 01/12/2026	595	592
3.500%, 05/15/2023	130	130
3.400%, 05/01/2026	260	253

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 04/27/2025	$120	$118
3.200%, 10/21/2026	1,555	1,487
2.500%, 09/26/2018	990	999
2.150%, 07/30/2018	71	71
1.700%, 04/27/2018	160	160
1.550%, 08/14/2017	805	805
1.480%, 08/25/2036 (C)	1,500	1,192
CME Group
3.000%, 03/15/2025	51	51
Commonwealth Bank of Australia
2.250%, 03/16/2017 (D)	250	251
Cooperatieve Rabobank UA
4.625%, 12/01/2023	530	558
4.375%, 08/04/2025	1,000	1,026
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	32
3.375%, 01/19/2017	370	370
Credit Agricole
8.375%, 12/31/2049 (C)(D)	170	187
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,280	1,314
3.800%, 06/09/2023	1,140	1,139
3.450%, 04/16/2021	330	332
Deutsche Bank
4.250%, 10/14/2021 (D)	1,050	1,054
Discover Bank
3.100%, 06/04/2020	500	506
Discover Financial Services
6.450%, 06/12/2017	250	255
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,158
Fifth Third Bancorp
2.300%, 03/01/2019	30	30
Fifth Third Bank
2.875%, 10/01/2021	200	202
Ford Motor Credit
6.625%, 08/15/2017	500	515
Goldman Sachs Group
6.750%, 10/01/2037	502	620
6.450%, 05/01/2036	20	24
6.250%, 02/01/2041	300	372
6.150%, 04/01/2018	780	821
5.950%, 01/18/2018	1,250	1,302
5.750%, 01/24/2022	300	337
5.250%, 07/27/2021	400	438
5.150%, 05/22/2045	360	379
4.750%, 10/21/2045	1,011	1,067
4.250%, 10/21/2025	600	610
3.750%, 02/25/2026	340	341
3.500%, 11/16/2026	1,360	1,329
2.900%, 07/19/2018	220	223
2.750%, 09/15/2020	35	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.375%, 01/22/2018	$520	$523
2.350%, 11/15/2027	1,110	1,073
2.300%, 12/13/2019	1,590	1,588
Goldman Sachs Group MTN
7.500%, 02/15/2019	710	787
6.000%, 06/15/2020	880	976
5.375%, 03/15/2020	950	1,031
4.000%, 03/03/2024	200	207
3.850%, 07/08/2024	121	124
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (D)	700	681
Guardian Life Global Funding
1.950%, 10/27/2021 (D)	780	758
HBOS PLC MTN
6.750%, 05/21/2018 (D)	200	211
HSBC Bank PLC
4.125%, 08/12/2020 (D)	100	105
HSBC Finance
6.676%, 01/15/2021	850	955
HSBC Holdings
4.375%, 11/23/2026	1,145	1,154
HSBC Holdings PLC
4.875%, 01/14/2022	100	108
4.300%, 03/08/2026	1,055	1,094
4.250%, 03/14/2024	370	376
4.250%, 08/18/2025	250	252
4.000%, 03/30/2022	206	213
3.400%, 03/08/2021	890	905
2.650%, 01/05/2022	1,530	1,494
HSBC USA
2.350%, 03/05/2020	100	99
ING Bank
5.800%, 09/25/2023 (D)	430	472
Intercontinental Exchange
4.000%, 10/15/2023	65	68
2.500%, 10/15/2018	85	86
International Lease Finance
7.125%, 09/01/2018 (D)	500	539
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	510	471
JPMorgan Chase MTN
2.295%, 08/15/2021	1,110	1,089
JPMorgan Chase
6.000%, 01/15/2018	500	521
4.950%, 06/01/2045	210	224
4.500%, 01/24/2022	660	712
4.250%, 10/01/2027	590	606
4.125%, 12/15/2026	520	531
3.900%, 07/15/2025	805	828
3.875%, 09/10/2024	520	526
3.625%, 05/13/2024	230	234
3.625%, 12/01/2027	1,415	1,373

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 09/23/2022	$240	$243
3.200%, 01/25/2023	100	101
2.972%, 01/15/2023	1,910	1,904
2.950%, 10/01/2026	976	931
2.700%, 05/18/2023	1,285	1,257
2.250%, 01/23/2020	905	903
JPMorgan Chase Bank
6.000%, 10/01/2017	2,427	2,505
KFW
4.000%, 01/27/2020	530	565
1.000%, 07/15/2019	3,202	3,153
KKR Group Finance II
5.500%, 02/01/2043 (D)	20	20
Lazard Group LLC
3.750%, 02/13/2025	675	659
Liberty Mutual Insurance
8.500%, 05/15/2025 (D)	100	123
Lincoln National
3.625%, 12/12/2026	830	828
Lloyds Banking Group
3.100%, 07/06/2021	490	497
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (D)	310	338
Macquarie Bank
5.000%, 02/22/2017 (D)	170	171
Macquarie Group
6.250%, 01/14/2021 (D)	166	184
Marsh & McLennan
3.750%, 03/14/2026	415	423
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (D)	295	443
MetLife
6.400%, 12/15/2036	915	988
5.700%, 06/15/2035	15	18
4.600%, 05/13/2046	292	307
Metropolitan Life Global Funding
1.500%, 01/10/2018 (D)	313	313
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (D)	500	528
3.450%, 12/18/2026 (D)	1,745	1,761
1.950%, 09/15/2021 (D)	755	732
1.550%, 09/13/2019 (D)	405	398
Mitsubishi UFJ Financial Group
2.757%, 09/13/2026	905	850
Mizuho Bank
1.800%, 03/26/2018 (D)	200	200
Morgan Stanley MTN
7.300%, 05/13/2019	420	468
6.625%, 04/01/2018	2,050	2,168
5.950%, 12/28/2017	200	208
5.625%, 09/23/2019	350	380
5.450%, 01/09/2017	470	470

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 04/23/2027	$210	$208
3.125%, 07/27/2026	780	745
2.625%, 11/17/2021	3,220	3,181
2.500%, 04/21/2021	1,703	1,685
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	612	615
National Australia Bank
2.400%, 12/07/2021 (D)	915	910
National City
6.875%, 05/15/2019	50	55
National City Bank
1.318%, 06/07/2017 (C)	600	600
Nationwide Mutual Insurance
3.253%, 12/15/2024 (C)(D)	760	748
New York Life Global Funding
2.350%, 07/14/2026 (D)	700	652
2.150%, 06/18/2019 (D)	73	74
New York Life Insurance
6.750%, 11/15/2039 (D)	255	336
2.100%, 01/02/2019 (D)	330	331
Nordea Bank MTN
1.625%, 05/15/2018 (D)	220	219
Nordea Bank
4.875%, 05/13/2021 (D)	250	269
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (D)	680	837
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (D)	50	51
Pipeline Funding
7.500%, 01/15/2030 (D)	441	511
PNC Bank MTN
2.400%, 10/18/2019	400	404
PNC Bank
2.550%, 12/09/2021	780	780
2.250%, 07/02/2019	325	327
Pricoa Global Funding MTN
1.600%, 05/29/2018 (D)	150	150
Protective Life Global Funding
1.722%, 04/15/2019 (D)	870	863
Prudential Financial MTN
5.625%, 05/12/2041	10	12
Prudential Insurance of America
8.300%, 07/01/2025 (D)	150	196
Royal Bank of Canada
2.000%, 10/01/2018	183	184
1.875%, 02/05/2020	180	179
1.200%, 09/19/2017	140	140
Royal Bank of Canada MTN
1.200%, 01/23/2017	60	60
Royal Bank of Scotland
4.650%, 06/04/2018	350	356

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander Holdings USA
3.450%, 08/27/2018	$230	$233
Santander UK Group Holdings
2.875%, 08/05/2021	200	196
Stadshypotek
1.875%, 10/02/2019 (D)	520	517
Standard Chartered
5.700%, 03/26/2044 (D)	860	859
State Street
4.956%, 03/15/2018	270	279
3.700%, 11/20/2023	138	143
3.300%, 12/16/2024	70	71
Sumitomo Mitsui Financial Group
3.010%, 10/19/2026	950	909
Svenska Handelsbanken MTN
1.875%, 09/07/2021	925	893
Synchrony Financial
3.700%, 08/04/2026	670	644
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	150	195
4.900%, 09/15/2044 (D)	395	427
Toronto-Dominion Bank MTN
1.750%, 07/23/2018	72	72
Toronto-Dominion Bank
2.250%, 03/15/2021 (D)	1,480	1,473
UBS MTN
1.800%, 03/26/2018	445	445
1.375%, 06/01/2017	350	350
UBS Group Funding Jersey
4.125%, 04/15/2026 (D)	345	349
2.650%, 02/01/2022 (D)	1,045	1,016
US Bancorp MTN
2.950%, 07/15/2022	25	25
US Bank
2.125%, 10/28/2019	260	261
Ventas Realty L.P.
2.000%, 02/15/2018	804	806
Visa
4.300%, 12/14/2045	120	127
3.150%, 12/14/2025	360	362
2.800%, 12/14/2022	1,310	1,317
2.200%, 12/14/2020	80	80
Wachovia Capital Trust III
5.570%, 12/31/2049 (C)	450	442
WEA Finance
3.750%, 09/17/2024 (D)	210	212
1.750%, 09/15/2017 (D)	1,250	1,251
Wells Fargo MTN
4.900%, 11/17/2045	384	394
4.750%, 12/07/2046	200	203
4.650%, 11/04/2044	151	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 06/14/2046	$550	$526
4.300%, 07/22/2027	1,083	1,114
4.125%, 08/15/2023	900	931
3.500%, 03/08/2022	430	442
3.450%, 02/13/2023	230	231
3.000%, 01/22/2021	575	585
2.550%, 12/07/2020	46	46
2.150%, 12/06/2019	2,000	1,999
2.150%, 01/30/2020	70	70
1.650%, 01/22/2018	585	585
Wells Fargo
3.000%, 04/22/2026	920	878
3.000%, 10/23/2026	950	905
2.125%, 04/22/2019	70	70
2.100%, 07/26/2021	1,550	1,508
Westpac Banking
4.875%, 11/19/2019	170	182
		152,880

Health Care — 2.8%
Abbott Laboratories
4.900%, 11/30/2046	455	467
4.750%, 11/30/2036	190	193
3.750%, 11/30/2026	2,030	2,016
3.400%, 11/30/2023	2,165	2,157
2.900%, 11/30/2021	530	528
AbbVie
4.500%, 05/14/2035	395	388
4.450%, 05/14/2046	485	465
3.600%, 05/14/2025	520	515
3.200%, 11/06/2022	44	44
3.200%, 05/14/2026	750	714
2.900%, 11/06/2022	10	10
2.500%, 05/14/2020	870	870
1.800%, 05/14/2018	500	500
Actavis
3.250%, 10/01/2022	13	13
Actavis Funding SCS
4.750%, 03/15/2045	1,100	1,080
4.550%, 03/15/2035	560	554
3.800%, 03/15/2025	1,385	1,387
3.450%, 03/15/2022	745	756
Aetna
4.375%, 06/15/2046	50	50
3.200%, 06/15/2026	170	168
2.800%, 06/15/2023	2,200	2,167
2.400%, 06/15/2021	140	139
2.200%, 03/15/2019	180	181
Amgen
5.150%, 11/15/2041	760	803
4.663%, 06/15/2051 (D)	819	788
4.563%, 06/15/2048 (D)	225	218

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 05/01/2045	$882	$845
3.875%, 11/15/2021	150	157
3.625%, 05/22/2024	30	30
2.600%, 08/19/2026	495	454
2.125%, 05/01/2020	22	22
Anthem
4.625%, 05/15/2042	41	41
3.500%, 08/15/2024	90	90
3.125%, 05/15/2022	468	468
2.300%, 07/15/2018	65	65
1.875%, 01/15/2018	1,100	1,101
AstraZeneca
3.375%, 11/16/2025	500	497
Baxalta
3.600%, 06/23/2022	912	919
2.875%, 06/23/2020	500	500
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,000	976
Becton Dickinson
4.685%, 12/15/2044	110	114
3.734%, 12/15/2024	86	88
2.675%, 12/15/2019	259	263
Biogen
5.200%, 09/15/2045	588	629
3.625%, 09/15/2022	170	175
Celgene
5.250%, 08/15/2043	40	42
5.000%, 08/15/2045	1,312	1,364
3.875%, 08/15/2025	260	264
3.625%, 05/15/2024	69	69
3.550%, 08/15/2022	60	62
1.900%, 08/15/2017	63	63
EMD Finance
2.400%, 03/19/2020 (D)	950	944
Express Scripts Holding
4.800%, 07/15/2046	269	258
3.400%, 03/01/2027	550	515
Forest Laboratories
5.000%, 12/15/2021 (D)	35	38
Gilead Sciences
5.650%, 12/01/2041	35	41
4.750%, 03/01/2046	330	342
4.500%, 02/01/2045	20	20
4.150%, 03/01/2047	260	247
3.700%, 04/01/2024	240	246
3.650%, 03/01/2026	150	152
3.250%, 09/01/2022	296	302
2.950%, 03/01/2027	550	526
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	172
1.500%, 05/08/2017	160	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Humana
7.200%, 06/15/2018	$159	$171
4.625%, 12/01/2042	40	38
3.850%, 10/01/2024	680	696
3.150%, 12/01/2022	390	390
Johnson & Johnson
4.500%, 12/05/2043	250	278
3.700%, 03/01/2046	170	167
Medtronic
4.625%, 03/15/2045	60	65
4.375%, 03/15/2035	76	80
3.625%, 03/15/2024	590	614
3.500%, 03/15/2025	200	206
3.150%, 03/15/2022	65	67
Merck
2.750%, 02/10/2025	100	98
2.400%, 09/15/2022	29	28
2.350%, 02/10/2022	466	463
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	694
Northwell Healthcare
3.979%, 11/01/2046	550	506
Perrigo Finance Unlimited
4.375%, 03/15/2026	600	601
Pfizer
4.000%, 12/15/2036	630	645
RWJ Barnabas Health
3.949%, 07/01/2046	1,395	1,285
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026	1,215	1,135
2.875%, 09/23/2023	555	527
1.900%, 09/23/2019	1,000	987
Stryker
4.625%, 03/15/2046	675	688
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026	1,320	1,217
2.800%, 07/21/2023	700	662
1.400%, 07/20/2018	750	744
Thermo Fisher Scientific
3.300%, 02/15/2022	465	472
2.950%, 09/19/2026	635	600
UnitedHealth Group
4.625%, 07/15/2035	363	396
3.875%, 10/15/2020	180	190
3.750%, 07/15/2025	70	72
3.375%, 11/15/2021	75	78
3.350%, 07/15/2022	28	29
2.875%, 12/15/2021	655	664
2.875%, 03/15/2023	50	50

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wyeth LLC
5.950%, 04/01/2037	$130	$164
		46,199

Industrials — 1.6%
ABB Finance USA
4.375%, 05/08/2042	30	31
AerCap Ireland Capital
4.500%, 05/15/2021	370	383
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	799	852
Aviation Capital Group
6.750%, 04/06/2021 (D)	120	139
BAE Systems
4.750%, 10/11/2021 (D)	750	811
Boeing
4.875%, 02/15/2020	210	228
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	123
5.750%, 03/15/2018	950	999
5.400%, 06/01/2041	50	59
4.150%, 04/01/2045	165	167
3.450%, 09/15/2021	91	95
Canadian Pacific Railway
6.125%, 09/15/2115	44	53
Caterpillar Financial Services MTN
2.750%, 08/20/2021	405	407
Catholic Health Initiatives
4.350%, 11/01/2042	30	27
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	141	151
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	191	212
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	619	684
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	134	150
CSX
3.950%, 05/01/2050	21	19
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	105	121
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	288	303
Eaton
7.625%, 04/01/2024	75	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 11/02/2042	$110	$106
2.750%, 11/02/2022	450	446
1.500%, 11/02/2017	60	60
FedEx
4.550%, 04/01/2046	555	559
GE Capital International Funding
4.418%, 11/15/2035	1,630	1,708
2.342%, 11/15/2020	695	695
General Electric MTN
6.875%, 01/10/2039	205	289
6.150%, 08/07/2037	254	328
6.000%, 08/07/2019	185	204
5.875%, 01/14/2038	159	200
5.625%, 09/15/2017	100	103
5.500%, 01/08/2020	180	197
5.400%, 02/15/2017	200	201
5.300%, 02/11/2021	109	121
4.650%, 10/17/2021	140	154
4.625%, 01/07/2021	135	147
4.375%, 09/16/2020	10	11
3.100%, 01/09/2023	100	101
2.300%, 04/27/2017	45	45
2.200%, 01/09/2020	43	43
1.386%, 08/15/2036 (C)	850	727
General Electric
4.500%, 03/11/2044	635	682
2.100%, 12/11/2019	30	30
Illinois Tool Works
2.650%, 11/15/2026	280	268
International Lease Finance
8.625%, 01/15/2022	170	204
Lockheed Martin
4.070%, 12/15/2042	91	90
3.550%, 01/15/2026	880	899
3.350%, 09/15/2021	575	594
Mexico City Airport Trust
5.500%, 10/31/2046 (D)	680	612
Northrop Grumman
3.850%, 04/15/2045	176	167
3.250%, 08/01/2023	2,070	2,110
3.200%, 02/01/2027	885	876
Penske Truck Leasing L.P.
3.400%, 11/15/2026 (D)	920	880
3.375%, 02/01/2022 (D)	316	318
3.200%, 07/15/2020 (D)	410	415
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (D)	1,050	1,058
2.350%, 10/15/2026 (D)	555	514
Union Pacific
4.050%, 03/01/2046	410	411
United Technologies
8.875%, 11/15/2019	110	130

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 05/15/2045	$59	$60
3.750%, 11/01/2046	685	652
1.950%, 11/01/2021	410	401
1.778%, 05/04/2018 (E)	850	850
US Airways Pass-Through Trust, Ser 1998-1A
6.850%, 01/30/2018	362	369
Valmont Industries
5.250%, 10/01/2054	255	223
Wabtec
3.450%, 11/15/2026 (D)	505	485
Waste Management
4.600%, 03/01/2021	90	97
3.500%, 05/15/2024	90	93
		26,037

Information Technology — 1.4%
Analog Devices
3.500%, 12/05/2026	910	901
3.125%, 12/05/2023	720	720
2.500%, 12/05/2021	480	476
Apple
4.650%, 02/23/2046	270	292
4.375%, 05/13/2045	400	411
3.850%, 05/04/2043	740	708
3.850%, 08/04/2046	530	508
3.450%, 02/09/2045	31	27
3.200%, 05/13/2025	64	64
2.850%, 05/06/2021	113	115
2.450%, 08/04/2026	730	685
2.150%, 02/09/2022	82	81
1.131%, 05/03/2018 (C)	69	69
Cisco Systems
2.200%, 09/20/2023	1,075	1,034
1.850%, 09/20/2021	2,230	2,176
1.400%, 09/20/2019	1,310	1,296
Diamond 1 Finance
6.020%, 06/15/2026 (D)	380	412
4.420%, 06/15/2021 (D)	560	580
3.480%, 06/01/2019 (D)	350	357
Fidelity National Information Services
4.500%, 08/15/2046	228	217
3.625%, 10/15/2020	520	538
2.850%, 10/15/2018	650	661
2.250%, 08/15/2021	295	288
Harris
5.054%, 04/27/2045	80	85
4.854%, 04/27/2035	80	84
Hewlett Packard Enterprise
6.600%, 10/15/2045 (D)	1,025	1,035
4.900%, 10/15/2025 (D)	235	242
Intel
3.700%, 07/29/2025	83	88

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 10/01/2021	$35	$36
3.100%, 07/29/2022	35	36
KLA-Tencor
4.125%, 11/01/2021	370	386
Mastercard
3.375%, 04/01/2024	250	257
Microsoft
4.750%, 11/03/2055	43	47
4.200%, 11/03/2035	301	317
4.000%, 02/12/2055	24	23
3.950%, 08/08/2056	170	161
3.750%, 02/12/2045	330	309
3.700%, 08/08/2046	695	654
3.625%, 12/15/2023	89	94
3.500%, 02/12/2035	452	435
3.450%, 08/08/2036	280	266
2.400%, 08/08/2026	480	453
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	20
2.000%, 08/08/2023	1,235	1,180
Oracle
3.900%, 05/15/2035	1,375	1,356
3.850%, 07/15/2036	225	220
2.400%, 09/15/2023	1,410	1,366
1.900%, 09/15/2021	645	630
1.200%, 10/15/2017	250	250
TSMC Global
1.625%, 04/03/2018 (D)	460	458
		23,124

Materials — 0.8%
Air Liquide Finance
2.500%, 09/27/2026 (D)	385	363
2.250%, 09/27/2023 (D)	650	624
1.750%, 09/27/2021 (D)	450	434
Amcor Finance USA
3.625%, 04/28/2026 (D)	1,375	1,347
Barrick
5.250%, 04/01/2042	185	180
Barrick Gold
4.100%, 05/01/2023	38	39
Barrick North America Finance
5.700%, 05/30/2041	530	541
4.400%, 05/30/2021	101	106
BHP Billiton Finance USA
6.750%, 10/19/2075 (C)(D)	210	236
6.500%, 04/01/2019	125	137
5.000%, 09/30/2043	365	408
4.125%, 02/24/2042	40	39
3.250%, 11/21/2021	330	340
2.875%, 02/24/2022	30	30
2.050%, 09/30/2018	44	44

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	$170	$177
CF Industries
4.500%, 12/01/2026 (D)	570	560
3.400%, 12/01/2021 (D)	455	450
Chevron Phillips Chemical
3.400%, 12/01/2026 (D)	340	339
Dow Chemical
5.250%, 11/15/2041	25	27
3.000%, 11/15/2022	1,320	1,321
Eastman Chemical
2.700%, 01/15/2020	805	810
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (D)	985	941
Equate Petrochemical BV
3.000%, 03/03/2022 (D)	605	576
Freeport-McMoRan
4.000%, 11/14/2021	280	273
Georgia-Pacific
8.875%, 05/15/2031	50	74
Glencore Finance Canada
2.700%, 10/25/2017 (D)	250	252
International Paper
5.150%, 05/15/2046	405	423
5.000%, 09/15/2035	215	227
OCP
4.500%, 10/22/2025 (D)	290	277
Potash Corp of Saskatchewan
4.000%, 12/15/2026	870	875
Rio Tinto Finance USA
3.750%, 09/20/2021	240	252
Southern Copper
5.250%, 11/08/2042	500	458
Teck Resources
6.250%, 07/15/2041	5	5
Vale Overseas
6.875%, 11/21/2036	310	305
6.250%, 08/10/2026	240	250
5.875%, 06/10/2021	195	204
		13,944

Real Estate — 0.5%
Boston Properties
5.625%, 11/15/2020	450	496
DDR
4.625%, 07/15/2022	760	805
3.375%, 05/15/2023	355	345
Duke Realty
4.375%, 06/15/2022	50	53
Education Realty Operating Partnership
4.600%, 12/01/2024	505	503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ERP Operating
5.750%, 06/15/2017	$125	$127
4.625%, 12/15/2021	64	70
HCP
4.250%, 11/15/2023	580	596
4.000%, 12/01/2022	450	463
3.400%, 02/01/2025	57	54
2.625%, 02/01/2020	28	28
Healthcare Realty Trust
3.875%, 05/01/2025	200	197
3.750%, 04/15/2023	400	399
Highwoods Realty
5.850%, 03/15/2017	750	756
Mid-America Apartments
4.300%, 10/15/2023	140	146
4.000%, 11/15/2025	160	162
3.750%, 06/15/2024	440	441
Post Apartment Homes
4.750%, 10/15/2017	700	711
Realty Income
3.250%, 10/15/2022	70	71
Simon Property Group
4.375%, 03/01/2021	38	41
2.150%, 09/15/2017	125	125
Tanger Properties
3.875%, 12/01/2023	175	177
3.750%, 12/01/2024	220	220
Ventas Realty
4.125%, 01/15/2026	29	30
Welltower
6.125%, 04/15/2020	525	582
4.500%, 01/15/2024	102	108
		7,706

Telecommunication Services — 1.4%
America Movil
5.625%, 11/15/2017	540	558
AT&T
6.000%, 08/15/2040	925	1,017
5.800%, 02/15/2019	210	226
5.500%, 02/01/2018	100	104
5.150%, 03/15/2042	25	25
4.800%, 06/15/2044	240	227
4.750%, 05/15/2046	955	905
4.500%, 03/09/2048	345	310
4.450%, 04/01/2024	1,335	1,391
4.350%, 06/15/2045	535	477
4.300%, 12/15/2042	200	179
4.125%, 02/17/2026	500	506
3.950%, 01/15/2025	800	801
3.875%, 08/15/2021	70	72
3.800%, 03/15/2022	830	851

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 05/15/2025	$2,369	$2,283
3.000%, 06/30/2022	1,196	1,174
1.600%, 02/15/2017	45	45
Bharti Airtel
4.375%, 06/10/2025 (D)	200	197
British Telecommunications
5.950%, 01/15/2018	200	208
Deutsche Telekom International Finance
2.250%, 03/06/2017 (D)	770	771
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Sprint Spectrum
3.360%, 09/20/2021 (D)	2,430	2,434
Telefonica Emisiones
5.462%, 02/16/2021	23	25
5.134%, 04/27/2020	362	388
Verizon Communications
6.400%, 09/15/2033	357	431
5.150%, 09/15/2023	900	995
5.050%, 03/15/2034	92	97
4.862%, 08/21/2046	792	802
4.522%, 09/15/2048	1,130	1,084
4.400%, 11/01/2034	1,527	1,507
4.272%, 01/15/2036	520	498
4.125%, 08/15/2046	595	538
3.850%, 11/01/2042	540	468
2.450%, 11/01/2022	90	87
Verizon Global Funding
5.850%, 09/15/2035	40	46
Vodafone Group PLC
2.950%, 02/19/2023	540	524

		22,316

Utilities — 2.1%
AEP Texas Central
6.650%, 02/15/2033	500	618
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	415	423
American Electric Power
1.650%, 12/15/2017	423	423
Arizona Public Service
2.200%, 01/15/2020	20	20
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	163
Boston Gas
4.487%, 02/15/2042 (D)	35	36
Carolina Power & Light
5.300%, 01/15/2019	175	187
3.000%, 09/15/2021	194	199
2.800%, 05/15/2022	25	25
Cleco Power
6.000%, 12/01/2040	700	851

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comision Federal de Electricidad
4.750%, 02/23/2027 (D)	$460	$442
Commonwealth Edison
3.700%, 03/01/2045	100	94
Consolidated Edison of New York
4.450%, 03/15/2044	690	718
3.850%, 06/15/2046	160	153
Dominion Resources
4.700%, 12/01/2044	125	128
4.104%, 04/01/2021	400	417
2.962%, 07/01/2019	175	177
2.500%, 12/01/2019	385	389
2.000%, 08/15/2021	255	247
1.600%, 08/15/2019	425	419
DTE Energy
1.500%, 10/01/2019	395	388
Duke Energy
4.800%, 12/15/2045	90	95
3.750%, 09/01/2046	215	193
3.550%, 09/15/2021	76	79
2.650%, 09/01/2026	615	574
1.800%, 09/01/2021	495	477
Duke Energy Carolinas
4.300%, 06/15/2020	39	42
4.250%, 12/15/2041	28	28
3.875%, 03/15/2046	180	176
2.500%, 03/15/2023	450	446
Duke Energy Florida
3.850%, 11/15/2042	215	206
3.400%, 10/01/2046	170	151
Duke Energy Indiana
4.200%, 03/15/2042	30	30
3.750%, 07/15/2020	52	54
Duke Energy Progress
4.100%, 05/15/2042	425	423
Duquesne Light Holdings
6.400%, 09/15/2020 (D)	500	558
Electricite de France
6.000%, 01/22/2114 (D)	80	78
5.250%, 10/13/2055 (D)	140	139
Emera US Finance
2.700%, 06/15/2021 (D)	1,102	1,091
Entergy
5.125%, 09/15/2020	400	431
Exelon
3.950%, 06/15/2025	375	386
FirstEnergy
4.250%, 03/15/2023	340	351
2.750%, 03/15/2018	70	71
FirstEnergy, Ser C
7.375%, 11/15/2031	480	619

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fortis
3.055%, 10/04/2026 (D)	$760	$711
2.100%, 10/04/2021 (D)	380	367
Indiana Michigan Power
4.550%, 03/15/2046	505	524
ITC Holdings
3.650%, 06/15/2024	633	634
Jersey Central Power & Light
7.350%, 02/01/2019	100	109
4.700%, 04/01/2024 (D)	700	745
Kansas City Power & Light
5.300%, 10/01/2041	100	107
KeySpan Gas East
5.819%, 04/01/2041 (D)	400	477
2.742%, 08/15/2026 (D)	350	333
Metropolitan Edison
3.500%, 03/15/2023 (D)	350	350
MidAmerican Energy
4.800%, 09/15/2043	320	354
4.250%, 05/01/2046	440	453
3.500%, 10/15/2024	250	259
MidAmerican Energy Holdings
6.500%, 09/15/2037	850	1,106
NextEra Energy Capital Holdings
2.300%, 04/01/2019	500	504
NiSource Finance
5.800%, 02/01/2042	149	173
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	497
5.250%, 09/30/2040	250	290
Pacific Gas & Electric
8.250%, 10/15/2018	180	200
6.050%, 03/01/2034	530	663
5.800%, 03/01/2037	70	85
5.625%, 11/30/2017	525	545
5.400%, 01/15/2040	42	49
4.500%, 12/15/2041	48	50
4.450%, 04/15/2042	390	410
3.250%, 09/15/2021	12	12
2.950%, 03/01/2026	385	377
PECO Energy
4.150%, 10/01/2044	930	950
3.150%, 10/15/2025	410	409
Pennsylvania Electric
5.200%, 04/01/2020	200	214
PPL Electric Utilities
4.150%, 10/01/2045	300	305
Progress Energy
3.150%, 04/01/2022	280	283
Public Service of New Hampshire
3.500%, 11/01/2023	205	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sierra Pacific Power
2.600%, 05/01/2026	$395	$378
Southern
5.500%, 03/15/2057 (C)	505	511
4.400%, 07/01/2046	440	435
2.150%, 09/01/2019	855	855
Southern California Edison
4.050%, 03/15/2042	5	5
3.500%, 10/01/2023	205	213
Southern California Gas
2.600%, 06/15/2026	586	563
Southern Gas Capital
2.450%, 10/01/2023	165	158
Southern Power
4.950%, 12/15/2046	430	419
Southwestern Electric Power
3.900%, 04/01/2045	255	238
Texas-New Mexico Power
9.500%, 04/01/2019 (D)	1,100	1,265
Virginia Electric & Power
4.650%, 08/15/2043	630	684
4.000%, 11/15/2046	995	992
3.150%, 01/15/2026	275	273
2.950%, 01/15/2022	330	335
2.950%, 11/15/2026	315	306
Xcel Energy
2.600%, 03/15/2022	475	473

		34,072

Total Corporate Obligations
(Cost $427,175) ($ Thousands)		427,102

ASSET-BACKED SECURITIES — 9.5%

Automotive — 2.3%
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	297	297
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	400	400
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	140	139
Ally Auto Receivables Trust, Ser 2016-3, Cl A2
1.190%, 12/17/2018	585	585
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,131	1,133
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	710	710
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	1,718	1,718
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	800	801

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A2A
1.370%, 11/08/2019	$288	$288
Americredit Automobile Receivables Trust, Ser 2016-4, Cl A3
1.530%, 07/08/2021	578	572
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (D)	336	336
Avis Budget Rental Car Funding AESOP, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (D)	750	749
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (D)	964	960
Avis Budget Rental Car Funding AESOP, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (D)	712	703
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (D)	103	103
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	284	284
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (D)	86	86
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (D)	605	610
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	544	547
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	303	303
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	507	501
Capital Auto Receivables Asset Trust, Ser 2013- 4, Cl A4
1.470%, 07/20/2018	236	236
Capital Auto Receivables Asset Trust, Ser 2014- 1, Cl A4
1.690%, 10/22/2018	343	343
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A2
1.390%, 09/20/2018	237	237
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A3
1.730%, 09/20/2019	343	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2015- 2, Cl A4
1.970%, 01/21/2020	$509	$509
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A1A
1.390%, 02/20/2018 (D)	427	427
Capital Auto Receivables Asset Trust, Ser 2015- 3, Cl A3
1.940%, 01/21/2020	383	385
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A2
1.620%, 03/20/2019	244	244
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A3
1.830%, 03/20/2020	558	556
Capital Auto Receivables Asset Trust, Ser 2015- 4, Cl A4
2.010%, 07/20/2020	201	200
Capital Auto Receivables Asset Trust, Ser 2016- 1, Cl A2A
1.500%, 11/20/2018	490	490
Capital Auto Receivables Asset Trust, Ser 2016- 1, Cl A3
1.730%, 04/20/2020	575	572
Capital Auto Receivables Asset Trust, Ser 2016- 1, Cl A4
1.980%, 10/20/2020	260	259
Capital Auto Receivables Asset Trust, Ser 2016- 2, Cl A2A
1.320%, 01/20/2019	179	179
Capital Auto Receivables Asset Trust, Ser 2016- 2, Cl A3
1.460%, 06/20/2020	430	428
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A2A
1.360%, 04/22/2019	302	302
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A3
1.540%, 08/20/2020	260	259
Capital Auto Receivables Asset Trust, Ser 2016- 3, Cl A4
1.690%, 03/22/2021	218	216
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (D)	882	881
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (D)	295	294
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (D)	1,430	1,442
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (D)	675	676

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (D)	$798	$805
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	421	421
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	170	170
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	640	640
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.108%, 01/15/2022 (C)	274	275
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	1,055	1,055
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (D)	269	267
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (D)	869	863
Hertz Vehicle Financing, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (D)	573	567
Hertz Vehicle Financing, Ser 2016-4A, Cl A
2.650%, 07/15/2022 (D)	518	504
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A3
0.880%, 07/15/2017	225	225
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	316	316
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A2
1.010%, 06/18/2018	55	55
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	640	640
Honda Auto Receivables Owner Trust, Ser 2016-3, Cl A3
1.160%, 08/18/2020	1,647	1,638
Honda Auto Receivables Owner Trust, Ser 2016-3, Cl A4
1.330%, 11/18/2022	1,356	1,339
Hyundai Auto Receivables Trust, Ser 2014-A, Cl A4
1.320%, 08/15/2019	735	736
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	323	322
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	950	948

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A3
1.180%, 01/15/2021	$450	$446
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	543	543
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A2
1.390%, 11/15/2019 (D)	503	502
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A3
1.710%, 04/15/2021 (D)	201	199
TCF Auto Receivables Owner Trust, Ser 2016- 1A, Cl A4
2.030%, 02/15/2022 (D)	150	149
TCF Auto Receivables Owner Trust, Ser 2016- PT1A, Cl A
1.930%, 06/15/2022 (D)	1,231	1,232
Toyota Auto Receivables, Ser 2016-C, Cl A2A
1.000%, 01/15/2019	418	417
Toyota Auto Receivables, Ser 2016-C, Cl A3
1.140%, 08/17/2020	558	554
World Omni Auto Receivables Trust, Ser 2016- B, Cl A3
1.300%, 02/15/2022	497	490

		37,622

Credit Cards — 1.1%
American Express Credit Account Master Trust, Ser 2013-2, Cl A
1.124%, 05/17/2021 (C)	437	438
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	411	411
BA Credit Card Trust, Ser 2007-A1, Cl A1
5.170%, 06/15/2019	195	195
BA Credit Card Trust, Ser 2014-A3, Cl A
0.828%, 01/15/2020 (C)	585	586
BA Credit Card Trust, Ser 2015-A1, Cl A
1.034%, 06/15/2020 (C)	465	466
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7
5.750%, 07/15/2020	265	273
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	950	951
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	1,960	1,964
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	52	52

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
1.168%, 02/15/2024 (C)	$445	$447
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
1.116%, 09/16/2024 (C)	1,047	1,048
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.974%, 05/15/2019 (C)	570	570
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	875	875
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	295	295
Citibank Credit Card Issuance Trust, Ser 2013-A4
0.960%, 07/24/2020	1,100	1,104
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	1,006	1,006
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	1,520	1,521
Citibank Credit Card Issuance Trust, Ser 2014-A8, Cl A8
1.730%, 04/09/2020	380	381
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
1.244%, 09/15/2021 (C)	490	493
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	586	582
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	737	729
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	488	489
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	87	87
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	932	913
World Financial Network Credit Card Master Trust, Ser 2016-B, Cl A
1.440%, 06/15/2022	769	766
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	1,139	1,129

		17,771

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Mortgage Related Securities — 0.7%
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
0.812%, 12/25/2035 (C)	$1,613	$1,601
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.642%, 01/25/2034 (C)	505	461
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.567%, 12/25/2034 (C)	57	57
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
0.842%, 12/25/2035 (C)	1,688	1,657
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
1.516%, 09/25/2033 (C)	145	134
Argent Securities, Ser 2003-W5, Cl M1
1.806%, 10/25/2033 (C)	323	304
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.559%, 12/25/2034 (C)	429	409
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
1.156%, 08/25/2043 (C)	155	153
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	370	382
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (D)	20	20
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	–	–
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.762%, 03/20/2036 (C)	15	15
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
1.042%, 03/20/2036 (C)	2,000	1,920
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.762%, 11/20/2036 (C)	168	168
Morgan Stanley ABS Capital I Trust 2005-HE1, Ser 2005-HE1, Cl M1
1.431%, 12/25/2034 (C)	872	836
Morgan Stanley Capital I Trust, Ser 2005-HE5, Cl M1
1.386%, 09/25/2035 (C)	136	136
Morgan Stanley Capital I Trust, Ser 2005-HE6, Cl A2C
1.076%, 11/25/2035 (C)	49	49

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.304%, 10/25/2033 (C)(D)	$147	$136
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
1.246%, 07/25/2035 (C)	1,487	1,466
Nomura Home Equity Loan Home Equity Loan Trust, Ser 2006-HE1, Cl A4
0.882%, 02/25/2036 (C)	275	275
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
2.406%, 03/25/2035 (C)	269	268
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Ser 2005-4, Cl M1
1.196%, 11/25/2035 (C)	1,200	1,178
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	16	16
		11,641

Other Asset-Backed Securities — 5.4%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.384%, 12/27/2022 (C)(D)	38	38
Airspeed, Ser 2007-1A, Cl G2
0.984%, 06/15/2032 (C)(D)	372	302
Ballyrock CLO, Ser 2014-1A, Cl A1
2.176%, 10/20/2026 (C)(D)	150	150
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.125%, 02/25/2035 (C)	850	835
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.715%, 10/27/2036 (C)	400	384
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
1.022%, 02/25/2031 (C)(D)	127	114
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.717%, 10/15/2021 (C)(D)	107	84
Cent 18, Ser 2013-18A, Cl A
1.835%, 07/23/2025 (C)(D)	500	499
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.163%, 11/25/2034	85	88
CIT Education Loan Trust, Ser 2007-1, Cl A
0.950%, 03/25/2042 (C)(D)	500	466
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (D)	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
1.084%, 10/25/2034 (C)	$614	$576
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
1.296%, 12/25/2034 (C)	480	455
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.189%, 04/25/2047	480	474
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.678%, 07/15/2036 (C)	824	733
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
0.728%, 11/15/2035 (C)	371	332
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (D)	262	262
Educational Funding of the South, Ser 2011-1, Cl A2
1.365%, 04/25/2035 (C)	305	301
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.327%, 10/25/2035 (C)	1,843	1,836
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.592%, 08/25/2034 (C)	826	779
Flatiron CLO, Ser 2014-1A, Cl A1
2.059%, 07/17/2026 (C)(D)	500	500
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	319	299
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.066%, 01/25/2036 (C)	2,439	2,391
Higher Education Funding, Ser 2014-1, Cl A
1.875%, 05/25/2034 (C)(D)	455	438
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	272	274
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (D)	255	253
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	365	347
JGWPT XXXIII, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (D)	180	172
JPMorgan Chase Acquisition, Ser 2005-OPT1, Cl M1
1.206%, 06/25/2035 (C)	311	310
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	149	153
Magnetite XII, Ser 2016-12A, Cl AR
2.256%, 04/15/2027 (C)(D)	600	600

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	$716	$759
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2B
1.788%, 02/15/2029 (C)(D)	2,806	2,827
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.238%, 09/16/2024 (C)(D)	420	420
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (D)	178	177
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.738%, 12/15/2028 (C)(D)	278	280
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (D)	239	231
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (D)	809	839
Navient Student Loan Trust 2016-1, Ser 2016- 1A, Cl A
1.456%, 02/25/2070 (C)(D)	918	894
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.266%, 06/25/2031 (C)	1,580	1,532
Navient Student Loan Trust, Ser 2014-2, Cl A
1.396%, 03/25/2083 (C)	817	791
Navient Student Loan Trust, Ser 2014-3, Cl A
1.376%, 03/25/2083 (C)	824	798
Navient Student Loan Trust, Ser 2014-4, Cl A
1.376%, 03/25/2083 (C)	468	453
Navient Student Loan Trust, Ser 2014-8, Cl A2
1.196%, 04/25/2023 (C)	269	269
Navient Student Loan Trust, Ser 2014-8, Cl B
2.256%, 07/26/2049 (C)	54	49
Navient Student Loan Trust, Ser 2016-2, Cl A3
2.256%, 06/25/2065 (C)(D)	870	894
Navient Student Loan Trust, Ser 2016-7A, Cl A
1.906%, 03/25/2066 (C)(D)	747	755
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.895%, 10/27/2036 (C)	398	390
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.042%, 01/25/2037 (C)	326	320
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.825%, 10/25/2033 (C)	741	720
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.096%, 03/23/2037 (C)	385	374
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.116%, 12/24/2035 (C)	1,521	1,479
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.176%, 03/22/2032 (C)	272	251

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
1.207%, 03/25/2026 (C)(D)	$118	$114
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.475%, 11/25/2024 (C)	613	617
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.384%, 04/25/2046 (C)(D)	100	100
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
1.434%, 02/25/2043 (C)(D)	596	597
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.606%, 07/27/2037 (C)(D)	950	886
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.706%, 11/25/2043 (C)(D)	500	463
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.356%, 09/25/2042 (C)(D)	877	861
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
1.556%, 09/25/2065 (C)(D)	1,095	1,095
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.515%, 07/25/2025 (C)	325	324
OneMain Financial Issuance Trust, Ser 2016- 2A, Cl A
4.100%, 03/20/2028 (D)	290	296
Ownit Mortgage Loan Trust, Ser 2005-3, Cl A3
1.592%, 06/25/2036 (C)	1,075	1,067
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
1.477%, 06/25/2034 (C)	650	597
RAMP Trust, Ser 2005-EFC5, Cl M1
1.156%, 10/25/2035 (C)	269	268
RAMP Trust, Ser 2006-RZ1, Cl A3
1.056%, 03/25/2036 (C)	50	50
RAMP Trust, Ser 2006-RZ1, Cl M1
1.156%, 03/25/2036 (C)	1,700	1,661
RSB BondCo LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	140	142
Scholar Funding Trust, Ser 2011-A, Cl A
1.643%, 10/28/2043 (C)(D)	237	229
SLC Student Loan Trust, Ser 2005-3, Cl A3
1.083%, 06/15/2029 (C)	460	451
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.966%, 05/15/2029 (C)	1,002	975
SLC Student Loan Trust, Ser 2007-2, Cl A2
1.217%, 05/15/2028 (C)	79	79
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (D)	771	778
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
1.288%, 10/16/2023 (C)(D)	2	2
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.556%, 11/25/2043 (C)	180	174

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
1.138%, 08/15/2022 (C)(D)	$43	$43
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.588%, 05/17/2027 (C)(D)	314	316
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
1.188%, 07/15/2022 (C)(D)	77	77
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (D)	617	614
SLM Private Education Loan Trust, Ser 2013-B, Cl A2B
1.638%, 06/17/2030 (C)(D)	118	119
SLM Private Education Loan Trust, Ser 2014-A, Cl A2B
1.688%, 01/15/2026 (C)(D)	199	201
SLM Student Loan Trust, Ser 2003-11, Cl A6
1.600%, 12/15/2025 (C)(D)	350	342
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.432%, 04/27/2026 (C)(D)	1,029	1,024
SLM Student Loan Trust, Ser 2004-10, Cl A7A
1.465%, 10/25/2029 (C)(D)	456	442
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.885%, 07/25/2023 (C)	379	378
SLM Student Loan Trust, Ser 2004-8, Cl B
1.175%, 01/25/2040 (C)	106	92
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.002%, 01/25/2027 (C)	1,136	1,124
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.815%, 04/25/2025 (C)	37	36
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.855%, 10/25/2028 (C)	1,285	1,251
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.915%, 07/27/2026 (C)	85	86
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.855%, 10/27/2031 (C)	1,119	1,091
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.865%, 10/25/2029 (C)	337	328
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.885%, 01/25/2041 (C)	540	507
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.982%, 01/25/2021 (C)	1,031	998
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.875%, 01/25/2041 (C)	540	484
SLM Student Loan Trust, Ser 2007-2, Cl A3
0.922%, 01/25/2019 (C)	367	364
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.775%, 07/25/2022 (C)	618	585
SLM Student Loan Trust, Ser 2007-2, Cl B
0.885%, 07/25/2025 (C)	178	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.922%, 04/25/2019 (C)	$1,237	$1,224
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.795%, 01/25/2024 (C)	446	445
SLM Student Loan Trust, Ser 2007-6, Cl A4
1.095%, 10/25/2024 (C)	921	914
SLM Student Loan Trust, Ser 2007-6, Cl B
1.565%, 04/27/2043 (C)	124	109
SLM Student Loan Trust, Ser 2007-7, Cl B
1.465%, 10/25/2028 (C)	250	204
SLM Student Loan Trust, Ser 2008-2, Cl B
1.915%, 01/25/2083 (C)	160	139
SLM Student Loan Trust, Ser 2008-3, Cl B
1.915%, 04/26/2083 (C)	160	142
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.365%, 07/25/2022 (C)	1,231	1,239
SLM Student Loan Trust, Ser 2008-4, Cl B
2.565%, 04/25/2029 (C)	160	150
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.415%, 07/25/2023 (C)	825	830
SLM Student Loan Trust, Ser 2008-5, Cl B
2.565%, 07/25/2029 (C)	160	153
SLM Student Loan Trust, Ser 2008-6, Cl B
2.565%, 07/26/2083 (C)	160	149
SLM Student Loan Trust, Ser 2008-7, Cl B
2.565%, 07/26/2083 (C)	160	149
SLM Student Loan Trust, Ser 2008-8, Cl B
2.965%, 10/25/2029 (C)	160	154
SLM Student Loan Trust, Ser 2008-9, Cl A
2.382%, 04/25/2023 (C)	686	687
SLM Student Loan Trust, Ser 2008-9, Cl B
2.965%, 10/25/2083 (C)	160	156
SLM Student Loan Trust, Ser 2009-3, Cl A
1.506%, 01/25/2045 (C)(D)	880	858
SLM Student Loan Trust, Ser 2010-1, Cl A
1.156%, 03/25/2025 (C)	208	202
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.706%, 09/25/2028 (C)	183	181
SLM Student Loan Trust, Ser 2012-2, Cl A
1.456%, 01/25/2029 (C)	802	787
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.506%, 05/26/2026 (C)	211	204
SLM Student Loan Trust, Ser 2012-6, Cl B
1.756%, 04/27/2043 (C)	249	221
SLM Student Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (D)	100	102
SLM Student Loan Trust, Ser 2013-3, Cl B
2.256%, 09/25/2043 (C)	136	127
SLM Student Loan Trust, Ser 2013-4, Cl A
1.306%, 06/25/2027 (C)	270	262
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.406%, 06/25/2055 (C)	785	778

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (D)	$145	$144
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (D)	319	323
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (D)	342	334
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.346%, 03/25/2055 (C)	524	520
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (D)	225	225
Small Business Administration, Ser 2013-20L, Cl 1
3.380%, 12/01/2033	137	142
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (D)	593	586
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.538%, 06/15/2027 (C)(D)	634	629
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.238%, 02/15/2023 (C)(D)	103	103
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (D)	450	454
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.738%, 07/15/2027 (C)(D)	2,634	2,659
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (D)	357	357
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.938%, 07/15/2027 (C)(D)	438	446
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (D)	1,072	1,036
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.038%, 05/15/2031 (C)(D)	818	817
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	1,363	1,324
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.988%, 02/17/2032 (C)(D)	840	840
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (D)	1,298	1,273
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.622%, 09/15/2034 (C)(D)	916	916

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (D)	$597	$600
SoFi Professional Loan Program, Ser 2016-D, Cl A1
1.706%, 01/25/2039 (C)(D)	233	234
SoFi Professional Loan Program, Ser 2016-D, Cl A2A
1.530%, 04/25/2033 (D)	361	359
SoFi Professional Loan Program, Ser 2016-D, Cl A2B
2.340%, 04/25/2033 (D)	386	375
SoFi Professional Loan Program, Ser 2016-E, Cl A1
1.380%, 07/25/2039 (C)(D)	1,090	1,090
SoFi Professional Loan Program, Ser 2016-E, Cl A2A
1.630%, 01/25/2036 (D)	434	433
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.134%, 09/25/2034 (C)	495	455
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
1.289%, 07/25/2035 (C)	2,200	2,164
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.184%, 05/25/2035 (C)	470	470
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF4, Cl M2
1.014%, 11/25/2035 (C)	1,165	1,146
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035	64	63
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (D)	1,074	1,067
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (D)	1,538	1,532
VOLT XL LLC, Ser 2015-NP14, Cl A1
4.375%, 11/27/2045 (D)	161	163
Voya CLO, Ser 2014-1A, Cl A1R
2.217%, 04/18/2026 (C)(D)	610	610
Voya CLO, Ser 2014-2A, Cl A1
2.129%, 07/17/2026 (C)(D)	500	500
		87,395

Total Asset-Backed Securities (Cost $153,919) ($ Thousands)		154,429

SOVEREIGN DEBT — 2.6%
Abu Dhabi Government International Bond
2.125%, 05/03/2021 (D)	460	451

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Colombia Government International Bond
5.625%, 02/26/2044		$1,450	$1,493
FMS Wertmanagement AoeR
1.000%, 11/21/2017		200	199
Indonesia Government International Bond
4.350%, 01/08/2027 (D)		760	762
3.750%, 04/25/2022 (D)		740	743
3.700%, 01/08/2022 (D)		265	265
Israel Government International Bond
4.500%, 01/30/2043		365	364
Japan Bank for International Cooperation
2.000%, 11/04/2021		336	328
1.875%, 04/20/2021		714	697
1.500%, 07/21/2021		1,002	961
Japan Treasury Discount Bills(A)(F)
-0.315%, 01/23/2017	JPY	360,000	3,087
-0.315%, 02/27/2017		1,000,000	8,577
-0.345%, 03/13/2017		500,000	4,289
-0.415%, 03/27/2017		700,000	6,006
Mexico Government International Bond MTN
6.050%, 01/11/2040		$100	108
5.750%, 10/12/2110		695	641
5.550%, 01/21/2045		3,862	3,949
4.750%, 03/08/2044		340	309
4.350%, 01/15/2047		520	446
4.000%, 10/02/2023		940	942
3.600%, 01/30/2025		520	502
Peruvian Government International Bond
6.550%, 03/14/2037		50	63
5.625%, 11/18/2050		574	650
Poland Government International Bond
5.000%, 03/23/2022		100	109
4.000%, 01/22/2024		1,757	1,797
Province of Ontario Canada
1.625%, 01/18/2019		520	520
Province of Quebec Canada
2.625%, 02/13/2023		620	622
Qatar Government International Bond
3.250%, 06/02/2026 (D)		345	333
2.375%, 06/02/2021 (D)		815	797
Slovenia Government International Bond
5.850%, 05/10/2023 (D)		422	475
5.500%, 10/26/2022 (D)		600	663
5.250%, 02/18/2024 (D)		1,315	1,441
South Africa Government International Bond
4.300%, 10/12/2028		360	334

Total Sovereign Debt (Cost $44,333) ($ Thousands)			42,923

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FHLB
1.375%, 11/15/2019	$1,370	$1,365
1.250%, 06/28/2030 (E)	1,110	1,106
0.875%, 05/24/2017	10	10
FICO STRIPS, PO(A)
0.000%, 05/11/2018 (A)	460	452
FNMA(A)
0.605%, 10/09/2019 (A)	5,270	4,998
Tennessee Valley Authority
2.875%, 09/15/2024	775	793

Total U.S. Government Agency Obligations (Cost $8,667) ($ Thousands)		8,724

MUNICIPAL BONDS — 0.4%
California — 0.2%
California Health Facilities Financing Authority, RB
Callable 10/01/2026 @ 100
4.000%, 10/01/2047	700	688
California State, Build America Project, GO
7.600%, 11/01/2040	375	564
6.650%, 03/01/2022	250	296
California State, GO
6.200%, 03/01/2019	300	329
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	430	618

		2,495

Massachusetts — 0.1%
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,110	1,239

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	505	709

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	430	601

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	585	587

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured, RB
5.508%, 08/01/2037	$275	$334

		921

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	171	166

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	501	700

Total Municipal Bonds (Cost $6,478) ($ Thousands)		6,831

	Shares

AFFILIATED PARTNERSHIP — 1.8%
SEI Liquidity Fund, L.P.
0.660% **†(G)	29,642,298	29,640

Total Affiliated Partnership (Cost $29,642) ($ Thousands)		29,640

CASH EQUIVALENT — 7.0%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	114,263,995	114,264

Total Cash Equivalent (Cost $114,264) ($ Thousands)		114,264

Total Investments — 111.8% (Cost $1,837,410) ($ Thousands) @		$1,825,212

	Contracts

PURCHASED OPTIONS(H) — 0.0%
February 2017, U.S. 10 Year Future Option Call,
Expires 01/21/2017,
Strike Price $124.50*	11	6
February 2017, U.S. Long Bond Future Option
Call, Expires 01/21/2017,
Strike Price $152.00*	11	12

Total Purchased Options (Cost $19) ($ Thousands)		$18

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS(H) — 0.0%
February 2017, U.S. 10 Year Future Option Call,
Expires 01/21/2017
Strike Price $126.50*	(11)	$(1)
February 2017, U.S. 10 Year Future Option Call,
Expires 01/21/2017
Strike Price $127.50*	(11)	(1)
February 2017, U.S. 10 Year Future Option Call,
Expires 01/21/2017
Strike Price $125.00*	(22)	(8)
February 2017, U.S. 10 Year Future Option Call,
Expires 01/21/2017
Strike Price $126.00*	(11)	(2)
February 2017, U.S. 5 Year Future Option Call,
Expires 01/21/2017
Strike Price $120.00*	(65)	(1)
February 2017, U.S. 5 Year Future Option Call,
Expires 01/21/2017
Strike Price $117.75*	(114)	(41)
February 2017, U.S. Long Bond Future Option
Call, Expires 01/21/2017
Strike Price $151.00*	(4)	(6)
February 2017, U.S. Long Bond Future Option
Call, Expires 01/21/2017
Strike Price $150.00*	(12)	(24)
February 2017, U.S. Long Bond Future Option
Put, Expires 01/21/2017
Strike Price $143.00*	(16)	(2)
March 2017, U.S. 10 Year Future Option Call,
Expires 02/18/2017
Strike Price $127.50*	(22)	(3)
March 2017, U.S. 10 Year Future Option Call,
Expires 02/18/2017
Strike Price $126.00*	(22)	(8)
March 2017, U.S. 5 Year Future Option Call,
Expires 02/18/2017
Strike Price $117.75*	(11)	(6)

Total Written Options (Premiums Received $117) ($ Thousands)		$(103)

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(313)	Mar-2017	$4
U.S. 2-Year Treasury Note	79	Apr-2017	(21)
U.S. 5-Year Treasury Note	469	Mar-2017	(168)
U.S. 10-Year Treasury Note	319	Mar-2017	(141)
U.S. Long Treasury Bond	(205)	Mar-2017	197
U.S. Ultra Long Treasury Bond	(221)	Mar-2017	304

			$175

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
01/23/17-03/13/17	JPY	1,860,000	USD	17,067	$1,072
03/27/17	JPY	700,000	USD	5,950	(79)

					993

Counterparty		Currency to Deliver ($ Thousands)		Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank		$(8,600)		$9,194	$594
Montgomery/Bank of America		(9,121)		9,435	314
U.S. Bank		(4,303)		4,388	85

					$993

For the period ended December 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of outstanding centrally cleared swap contracts held by the Fund at December 31, 2016 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation ($Thousands)
Merrill Lynch	1.27%	3 Month USD - LIBOR	5/15/23	$33,024	$1,320

        Percentages are based on Net Assets of $1,632,693 ($ Thousands).

*       Non-income producing security.

**     Rate shown is the 7-day effective yield as of December 31, 2016.

†        Investment in Affiliated Security.

(A)    The rate reported is the effective yield at the time of purchase.

(B)    This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $23,273, ($ Thousands).

(C)    Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.

(D)    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $147,372 ($ Thousands), representing 9.0% of the net assets of the Fund.

(E)    Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2016. The coupon on a step bond changes on a specified date.

(F)    Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(G)    This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $29,640 ($ Thousands).

(H)    For the period ended December 31, 2016, the total amount of open purchased swaptions, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

@     At December 31, 2016, the tax basis cost of the Fund’s investments was $1,837,410 ($ Thousands), and the unrealized appreciation and depreciation were $12,706 ($ Thousands) and ($24,904) ($ Thousands), respectfully.

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

U.S. Fixed Income Fund (Concluded)

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$589,794	$–	$589,794
Mortgage-Backed Securities	–	451,505	–	451,505
Corporate Obligations	–	427,102	–	427,102
Asset-Backed Securities	–	154,429	–	154,429
Sovereign Debt	–	42,923	–	42,923
U.S. Government Agency Obligations	–	8,724	–	8,724
Municipal Bonds	–	6,831	–	6,831
Affiliated Partnership	29,640	–	–	29,640
Cash Equivalent	114,264	–	–	114,264

Total Investments in Securities	$143,904	$1,681,308	$–	$1,825,212

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$18	$—	$—	$18
Written Options	(103)	—	—	(103)
Futures Contracts *
Unrealized Appreciation	505	—	—	505
Unrealized Depreciation	(330)	—	—	(330)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	—	1,072	—	1,072
Unrealized Depreciation	—	(79)	—	(79)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,320	—	1,320
Unrealized Depreciation	—	—	—	—

Total Other Financial Instruments	$89	$2,313	$—	$2,402

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$629	$346,066	$(317,053)	$ —	$(2)	$29,640	$53
SEI Daily Income Trust, Prime Obligation Fund, Class A	31,642	521,383	(438,761)	—	—	114,264	42

Totals	$32,271	$867,449	$(755,814)	$—	$(2)	$143,904	$95

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 71.3%
Consumer Discretionary — 16.7%
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (A)	$150	$1
0.000%, 02/15/2004 (A)	25	–
0.000%, 01/15/2009 (A)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (B)	430	421
Altice
7.750%, 05/15/2022 (B)	4,407	4,704
7.625%, 02/15/2025 (B)	470	494
Altice Financing
7.500%, 05/15/2026 (B)	5,577	5,800
6.625%, 02/15/2023 (B)	345	354
6.500%, 01/15/2022 (B)	700	730
Altice Finco MTN
7.625%, 02/15/2025 (B)	205	207
Altice Finco
8.125%, 01/15/2024 (B)	610	631
Altice US Finance
5.375%, 07/15/2023 (B)	1,946	2,019
AMC Entertainment Holdings
5.875%, 11/15/2026 (B)	110	113
5.750%, 06/15/2025	2,625	2,684
AMC Networks
5.000%, 04/01/2024	1,573	1,581
4.750%, 12/15/2022	2,210	2,224
American Axle & Manufacturing
6.625%, 10/15/2022	440	454
Apex Tool Group
7.000%, 02/01/2021 (B)	1,830	1,638
Aramark Services
4.750%, 06/01/2026 (B)	700	693
Ashtead Capital
6.500%, 07/15/2022 (B)	790	828
Aventine (Escrow Security)
0.000%, 10/15/2049 (A)(C)(D)	2,750	–
Belo
7.750%, 06/01/2027	1,675	1,792
Bon-Ton Department Stores
8.000%, 06/15/2021	8,875	4,260
Boyd Gaming
6.875%, 05/15/2023	970	1,043
6.375%, 04/01/2026 (B)	2,173	2,340
Brookfield Residential Properties
6.375%, 05/15/2025 (B)	458	457
Burger King Worldwide
6.000%, 04/01/2022 (B)	710	742
Cablevision Systems
7.750%, 04/15/2018	500	528
5.875%, 09/15/2022	1,917	1,869
Caesars Entertainment Operating (A)
9.000%, 02/15/2020	4,310	4,463

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
8.500%, 02/15/2020	$1,260	$1,317
CBS Radio
7.250%, 11/01/2024 (B)	2,195	2,305
CCO Holdings
5.875%, 04/01/2024 (B)	1,500	1,601
5.750%, 02/15/2026 (B)	2,340	2,422
5.500%, 05/01/2026 (B)	480	490
5.375%, 05/01/2025 (B)	2,340	2,410
CEC Entertainment
8.000%, 02/15/2022	1,283	1,309
Cedar Fair
5.375%, 06/01/2024	1,174	1,209
Cengage Learning
9.500%, 06/15/2024 (B)	2,085	1,850
Century Communities
6.875%, 05/15/2022	1,830	1,876
Cequel Communications Holdings I
7.750%, 07/15/2025 (B)	895	984
5.125%, 12/15/2021 (B)	620	631
Charter Communications Operating
6.384%, 10/23/2035	315	360
4.908%, 07/23/2025	250	263
Chester Downs & Marina
9.250%, 02/01/2020 (B)	2,905	2,789
Chinos Intermediate Holdings PIK
7.750%, 05/01/2019 (B)	552	226
Cinemark USA
5.125%, 12/15/2022	1,390	1,432
4.875%, 06/01/2023	500	506
Claire’s Stores
9.000%, 03/15/2019 (B)	1,590	803
8.875%, 03/15/2019 (A)	406	65
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	3,329	3,308
6.500%, 11/15/2022	3,325	3,379
ClubCorp Club Operations
8.250%, 12/15/2023 (B)	1,670	1,770
Cooper-Standard Automotive
5.625%, 11/15/2026 (B)	245	242
CSC Holdings
10.875%, 10/15/2025 (B)	4,352	5,179
10.125%, 01/15/2023 (B)	3,927	4,536
6.750%, 11/15/2021	1,250	1,344
6.625%, 10/15/2025 (B)	420	459
5.250%, 06/01/2024	1,849	1,807
Cumulus Media Holdings
7.750%, 05/01/2019	3,970	1,625
Dana
5.500%, 12/15/2024	535	546
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (B)	145	152

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dana Holding
6.000%, 09/15/2023	$1,000	$1,044
Deck Chassis Acquisition
10.000%, 06/15/2023 (B)	805	831
DISH DBS
7.750%, 07/01/2026	270	304
5.875%, 07/15/2022	1,366	1,438
5.875%, 11/15/2024	4,825	4,965
5.000%, 03/15/2023	4,005	3,985
Dollar Tree
5.750%, 03/01/2023	1,500	1,588
Eldorado Resorts
7.000%, 08/01/2023	1,495	1,585
ESH Hospitality
5.250%, 05/01/2025 (B)	1,929	1,919
Fiat Chrysler Automobiles
5.250%, 04/15/2023	410	418
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A)(B)	3,108	–
Gannett
5.500%, 09/15/2024 (B)	336	339
Goodyear Tire & Rubber
5.125%, 11/15/2023	425	438
5.000%, 05/31/2026	170	169
Gray Television
5.125%, 10/15/2024 (B)	1,078	1,043
Group 1 Automotive
5.250%, 12/15/2023 (B)	775	767
Guitar Center
9.625%, 04/15/2020 (B)	2,665	1,972
6.500%, 04/15/2019 (B)	3,719	3,375
Hanesbrands
4.875%, 05/15/2026 (B)	210	205
4.625%, 05/15/2024 (B)	310	301
Harrah’s Operating
11.250%, 06/01/2017 (A)	530	539
Herc Rentals
7.750%, 06/01/2024 (B)	580	610
7.500%, 06/01/2022 (B)	430	453
Hilton Domestic Operating
4.250%, 09/01/2024 (B)	2,535	2,459
Hilton Grand Vacations Borrower
6.125%, 12/01/2024 (B)	115	119
iHeartCommunications PIK
14.000%, 02/01/2021	3,515	1,340
iHeartCommunications
10.625%, 03/15/2023	951	718
9.000%, 12/15/2019	1,209	988
9.000%, 03/01/2021	425	315
9.000%, 09/15/2022	2,748	2,020
IHO Verwaltungs GmbH PIK
4.500%, 09/15/2023 (B)	260	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)(E)	$4,420	$4,022
International Game Technology
6.500%, 02/15/2025 (B)	625	671
6.250%, 02/15/2022 (B)	720	772
Interval Acquisition
5.625%, 04/15/2023	1,620	1,652
Jack Ohio Finance
6.750%, 11/15/2021 (B)	1,735	1,757
JC Penney
6.375%, 10/15/2036	505	425
5.875%, 07/01/2023 (B)	1,184	1,221
KFC Holding
5.250%, 06/01/2026 (B)	795	807
5.000%, 06/01/2024 (B)	795	812
Kosmos Energy
7.875%, 08/01/2021	805	801
L Brands
6.950%, 03/01/2033	1,146	1,146
6.875%, 11/01/2035	2,225	2,269
6.750%, 07/01/2036	2,760	2,795
Landry’s
6.750%, 10/15/2024 (B)	191	194
Laureate Education
10.000%, 09/01/2019 (B)	2,196	2,243
Lee Enterprises
9.500%, 03/15/2022 (B)	1,300	1,378
Liberty Media LLC
8.250%, 02/01/2030	2,205	2,348
Live Nation Entertainment
4.875%, 11/01/2024 (B)	90	90
LTF Merger
8.500%, 06/15/2023 (B)	3,141	3,251
M/I Homes
6.750%, 01/15/2021	1,235	1,287
McClatchy
9.000%, 12/15/2022	1,900	2,023
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (B)	162	163
MGM Resorts International
7.750%, 03/15/2022	1,615	1,857
6.000%, 03/15/2023	3,168	3,421
4.625%, 09/01/2026	300	289
Midcontinent Communications
6.250%, 08/01/2021 (B)	400	419
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/2023 (B)	1,893	2,016
Millennium (Escrow Security)
7.625%, 11/15/2026 (A)	175	–
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (B)	2,424	2,472

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Monitronics International
9.125%, 04/01/2020	$6,055	$5,707
Neiman Marcus Group
8.000%, 10/15/2021 (B)	1,090	809
Neiman Marcus Group PIK
8.750%, 10/15/2021 (B)	675	478
Netflix
4.375%, 11/15/2026 (B)	967	938
Nexstar Broadcasting
6.125%, 02/15/2022 (B)	380	393
Nexstar Escrow
5.625%, 08/01/2024 (B)	1,846	1,832
Nine West Holdings
8.250%, 03/15/2019 (B)	5,289	1,005
Outfront Media Capital
5.875%, 03/15/2025	1,485	1,556
PetSmart
7.125%, 03/15/2023 (B)	1,465	1,494
PF Chang’s China Bistro
10.250%, 06/30/2020 (B)	1,361	1,330
Pinnacle Entertainment
5.625%, 05/01/2024 (B)	950	952
PulteGroup
5.000%, 01/15/2027	987	938
Quebecor Media
5.750%, 01/15/2023	1,985	2,059
Quebecor Media (Escrow Security) (A)
0.000%, 11/15/2013 (F)	1,725	2
0.000%, 03/15/2016	1,915	3
Radio One
9.250%, 02/15/2020 (B)	3,221	2,923
7.375%, 04/15/2022 (B)	3,022	2,992
Radio Systems
8.375%, 11/01/2019 (B)	910	949
Regal Entertainment Group
5.750%, 03/15/2022	340	356
5.750%, 06/15/2023	280	286
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (B)	329	336
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (B)	203	208
Sally Holdings
5.625%, 12/01/2025	1,315	1,368
Scientific Games International
10.000%, 12/01/2022	3,365	3,348
Seminole Tribe of Florida
6.535%, 10/01/2020 (B)	310	312
Service International
7.500%, 04/01/2027	1,295	1,502
ServiceMaster
5.125%, 11/15/2024 (B)	621	630

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SFR Group
7.375%, 05/01/2026 (B)	$6,934	$7,107
6.250%, 05/15/2024 (B)	1,991	2,001
6.000%, 05/15/2022 (B)	1,105	1,134
Sinclair Television Group
6.125%, 10/01/2022	795	829
5.625%, 08/01/2024 (B)	840	859
5.125%, 02/15/2027 (B)	1,099	1,044
Sirius XM Radio
6.000%, 07/15/2024 (B)	748	781
5.375%, 04/15/2025 (B)	4,420	4,398
5.375%, 07/15/2026 (B)	1,875	1,833
4.625%, 05/15/2023 (B)	1,000	990
Six Flags Entertainment
4.875%, 07/31/2024 (B)	585	578
Spanish Broadcasting System
12.500%, 04/15/2017 (B)	1,603	1,605
Taylor Morrison Communities
5.625%, 03/01/2024 (B)	1,755	1,773
TEGNA
6.375%, 10/15/2023	65	69
Tempur Sealy International
5.625%, 10/15/2023	595	615
5.500%, 06/15/2026	455	457
Tenneco
5.000%, 07/15/2026	340	334
TI Group Automotive Systems
8.750%, 07/15/2023 (B)	4,509	4,712
Time
5.750%, 04/15/2022 (B)	740	766
Townsquare Media
6.500%, 04/01/2023 (B)	1,276	1,219
Tribune Media
5.875%, 07/15/2022	1,740	1,768
TRU Taj
12.000%, 08/15/2021 (B)	1,910	1,877
UCI International
8.625%, 02/15/2019 (A)	1,165	221
Unitymedia GmbH
6.125%, 01/15/2025 (B)	795	817
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (B)	2,480	2,582
5.000%, 01/15/2025 (B)	1,100	1,095
Univision Communications
5.125%, 02/15/2025 (B)	3,015	2,883
UPCB Finance IV
5.375%, 01/15/2025 (B)	1,630	1,642
Videotron
5.375%, 06/15/2024 (B)	635	652
5.000%, 07/15/2022	1,975	2,024
Viking Cruises
6.250%, 05/15/2025 (B)	3,215	2,990

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virgin Media Finance
5.750%, 01/15/2025 (B)	$397	$398
Virgin Media Secured Finance
5.500%, 01/15/2025 (B)	200	203
5.500%, 08/15/2026 (B)	480	479
5.250%, 01/15/2026 (B)	3,335	3,293
Vista Outdoor
5.875%, 10/01/2023	770	806
Wave Holdco PIK
8.250%, 07/15/2019 (B)	416	422
WideOpenWest Finance
10.250%, 07/15/2019	1,375	1,451
WMG Acquisition
5.625%, 04/15/2022 (B)	58	60
5.000%, 08/01/2023 (B)	420	422
4.875%, 11/01/2024 (B)	135	134
Wynn Las Vegas
5.500%, 03/01/2025 (B)	2,365	2,346
Yum! Brands
6.875%, 11/15/2037	2,420	2,359
5.350%, 11/01/2043	130	107
Ziggo Secured Finance BV
5.500%, 01/15/2027 (B)	2,025	1,974

		272,182

Consumer Staples — 2.2%
AdvancePierre Foods Holdings
5.500%, 12/15/2024 (B)	876	884
Albertsons
6.625%, 06/15/2024 (B)	990	1,032
5.750%, 03/15/2025 (B)	1,525	1,510
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (B)	2,092	2,034
Central Garden & Pet
6.125%, 11/15/2023	495	522
Energizer Holdings
5.500%, 06/15/2025 (B)	775	777
Fresh Market
9.750%, 05/01/2023 (B)	2,105	1,800
HRG Group
7.750%, 01/15/2022	2,062	2,150
KeHE Distributors
7.625%, 08/15/2021 (B)	1,900	1,890
Nature’s Bounty
7.625%, 05/15/2021 (B)	1,300	1,345
New Albertsons
8.700%, 05/01/2030	360	362
8.000%, 05/01/2031	4,880	4,673
7.750%, 06/15/2026	160	158
7.450%, 08/01/2029	1,605	1,517
Post Holdings
8.000%, 07/15/2025 (B)	420	470

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.750%, 03/15/2024 (B)	$640	$711
6.000%, 12/15/2022 (B)	170	178
5.000%, 08/15/2026 (B)	2,485	2,379
Rite Aid
7.700%, 02/15/2027	2,550	3,187
6.125%, 04/01/2023 (B)	2,945	3,166
Spectrum Brands
5.750%, 07/15/2025	926	961
SUPERVALU
6.750%, 06/01/2021	3,545	3,580
TreeHouse Foods
6.000%, 02/15/2024 (B)	250	263

		35,549

Energy — 11.2%
Alberta Energy
8.125%, 09/15/2030	135	162
7.375%, 11/01/2031	110	127
Alta Mesa Holdings
7.875%, 12/15/2024 (B)	1,810	1,873
American Greetings
7.375%, 12/01/2021	555	566
Antero Midstream Partners
5.375%, 09/15/2024 (B)	280	283
Antero Resources
5.625%, 06/01/2023	60	61
5.125%, 12/01/2022	375	379
Archrock Partners
6.000%, 04/01/2021	475	461
Atwood Oceanics
6.500%, 02/01/2020	350	320
Berry Petroleum (A)
6.750%, 11/01/2020	1,060	676
6.375%, 09/15/2022	2,218	1,414
Blue Racer Midstream
6.125%, 11/15/2022 (B)	4,435	4,435
Boardwalk Pipelines
5.950%, 06/01/2026	425	462
Calfrac Holdings
7.500%, 12/01/2020 (B)	1,883	1,624
California Resources
8.000%, 12/15/2022 (B)	3,018	2,686
Callon Petroleum
6.125%, 10/01/2024 (B)	2,334	2,404
Calumet Specialty Products Partners
7.625%, 01/15/2022	1,615	1,369
Carrizo Oil & Gas
6.250%, 04/15/2023	195	200
CHC Helicopter
9.250%, 10/15/2020 (A)	139	66
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025 (B)	1,733	1,768

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chesapeake Energy
8.000%, 12/15/2022 (B)	$2,242	$2,418
8.000%, 01/15/2025 (B)	2,940	2,999
6.875%, 11/15/2020	160	160
6.125%, 02/15/2021	2,124	2,071
Comstock Resources PIK
10.000%, 03/15/2020	1,354	1,388
Concho Resources
5.500%, 10/01/2022	550	570
5.500%, 04/01/2023	670	694
CONSOL Energy
5.875%, 04/15/2022	3,343	3,276
Continental Resources
5.000%, 09/15/2022	1,440	1,453
4.500%, 04/15/2023	1,556	1,525
Contura Energy
10.000%, 08/01/2021 (B)	1,639	1,750
Crestwood Midstream Partners
6.250%, 04/01/2023	365	372
CSI Compressco
7.250%, 08/15/2022	195	184
DCP Midstream
5.850%, 05/21/2043 (B)(G)	646	549
Denbury Resources
9.000%, 05/15/2021 (B)	603	653
5.500%, 05/01/2022	225	196
4.625%, 07/15/2023	1,424	1,143
Diamondback Energy
4.750%, 11/01/2024 (B)	465	456
Enable Midstream Partners
3.900%, 05/15/2024	1,560	1,480
Encana
6.625%, 08/15/2037	410	442
Endeavor Energy Resources
7.000%, 08/15/2021 (B)	1,611	1,675
Energy Future Holdings
0.000%, 12/31/2034	167	22
Energy Transfer Equity
7.500%, 10/15/2020	1,019	1,136
5.875%, 01/15/2024	3,631	3,749
5.500%, 06/01/2027	1,420	1,385
EnLink Midstream Partners
5.050%, 04/01/2045	1,558	1,412
4.400%, 04/01/2024	560	557
4.150%, 06/01/2025	1,533	1,488
Ensco
5.750%, 10/01/2044	770	558
EP Energy
9.375%, 05/01/2020	1,135	1,047
8.000%, 11/29/2024 (B)	175	188
7.750%, 09/01/2022	430	348

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Extraction Oil & Gas Holdings
7.875%, 07/15/2021 (B)	$2,235	$2,391
FTS International
8.463%, 06/15/2020 (B)(G)	1,098	1,098
6.250%, 05/01/2022	536	445
Genesis Energy
6.750%, 08/01/2022	2,470	2,567
6.000%, 05/15/2023	1,733	1,763
5.750%, 02/15/2021	105	106
Gibson Energy
6.750%, 07/15/2021 (B)	1,000	1,037
Globe Luxembourg SCA
9.625%, 05/01/2018 (B)	820	810
Gulfport Energy
6.000%, 10/15/2024 (B)	1,337	1,360
Halcon Resources
8.625%, 02/01/2020 (B)	1,724	1,793
Hiland Partners Holdings
5.500%, 05/15/2022 (B)	975	1,018
IronGate Energy Services
11.000%, 07/01/2018 (A)(B)	400	112
Jones Energy Holdings
9.250%, 03/15/2023	2,106	2,138
Jupiter Resources
8.500%, 10/01/2022 (B)	3,510	3,027
Laredo Petroleum
7.375%, 05/01/2022	450	466
Linn Energy
6.250%, 11/01/2019 (A)	4,035	1,705
McDermott International
8.000%, 05/01/2021 (B)	1,895	1,914
MEG Energy
7.000%, 03/31/2024 (B)	3,590	3,249
6.500%, 03/15/2021 (B)	2,452	2,268
6.375%, 01/30/2023 (B)	840	748
Memorial Production Partners
7.625%, 05/01/2021 (A)	1,000	488
6.875%, 08/01/2022	4,630	2,199
Midstates Petroleum (A)
10.750%, 10/01/2020	2,540	25
10.000%, 06/01/2020	720	579
9.250%, 06/01/2021	360	4
Milagro Oil & Gas
10.500%, 05/15/2016 (A)	1,700	599
MPLX
4.875%, 12/01/2024	2,000	2,059
4.875%, 06/01/2025	1,685	1,733
Murphy Oil
6.875%, 08/15/2024	420	447
Murray Energy
11.250%, 04/15/2021 (B)	2,684	2,080

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nabors Industries
5.500%, 01/15/2023 (B)	$360	$375
Newfield Exploration
5.750%, 01/30/2022	680	717
5.625%, 07/01/2024	905	943
5.375%, 01/01/2026	1,820	1,856
NGL Energy Partners
7.500%, 11/01/2023 (B)	2,035	2,101
Noble Holding International
7.750%, 01/15/2024	3,239	3,047
5.000%, 03/16/2018	1,210	1,207
Northern Oil & Gas
8.000%, 06/01/2020	1,255	1,032
Oasis Petroleum
6.875%, 03/15/2022	1,205	1,235
6.875%, 01/15/2023	605	620
6.500%, 11/01/2021	285	291
ONEOK
7.500%, 09/01/2023	1,400	1,610
Parker Drilling
6.750%, 07/15/2022	5,320	4,602
Parsley Energy
5.375%, 01/15/2025 (B)	1,734	1,740
PBF Holding
7.000%, 11/15/2023 (B)	805	801
PDC Energy
7.750%, 10/15/2022	500	532
6.125%, 09/15/2024 (B)	246	252
Peabody Energy
6.250%, 11/15/2021 (A)	420	268
Permian Resources
8.000%, 06/15/2020 (B)	1,911	1,911
Precision Drilling
7.750%, 12/15/2023 (B)	473	499
Range Resources
5.000%, 03/15/2023 (B)	130	129
4.875%, 05/15/2025	300	291
Regency Energy Partners
5.500%, 04/15/2023	510	527
Rice Energy
7.250%, 05/01/2023	1,140	1,208
Rose Rock Midstream
5.625%, 07/15/2022	3,085	3,031
Rowan
7.375%, 06/15/2025	2,161	2,204
5.850%, 01/15/2044	1,129	875
RSP Permian
6.625%, 10/01/2022	250	264
5.250%, 01/15/2025 (B)	140	141
Sabine Pass Liquefaction
5.875%, 06/30/2026 (B)	1,185	1,277
5.750%, 05/15/2024	3,325	3,566

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 02/01/2021	$2,695	$2,883
5.625%, 04/15/2023	845	898
5.625%, 03/01/2025	928	993
5.000%, 03/15/2027 (B)	1,015	1,024
Sanchez Energy
6.125%, 01/15/2023	460	437
SESI LLC
7.125%, 12/15/2021	2,385	2,427
Seventy Seven Energy
6.500%, 07/15/2022 (A)	305	–
Seventy Seven Operating
6.625%, 11/15/2019 (A)	1,869	–
SM Energy
6.750%, 09/15/2026	1,448	1,491
6.500%, 11/15/2021	250	255
6.500%, 01/01/2023	180	183
6.125%, 11/15/2022	465	471
5.625%, 06/01/2025	295	285
Southwestern Energy
6.700%, 01/23/2025	2,410	2,464
4.100%, 03/15/2022	40	38
Summit Midstream Holdings
5.500%, 08/15/2022	1,548	1,509
Targa Resources Partners
6.750%, 03/15/2024	2,425	2,601
5.125%, 02/01/2025 (B)	160	159
4.250%, 11/15/2023	1,265	1,209
Tesoro Logistics
6.375%, 05/01/2024	250	268
6.250%, 10/15/2022	255	270
6.125%, 10/15/2021	535	562
5.250%, 01/15/2025	205	209
Transocean
9.000%, 07/15/2023 (B)	1,072	1,099
7.500%, 04/15/2031	515	435
6.000%, 03/15/2018	1,173	1,188
5.550%, 10/15/2022	3,110	2,729
Tullow Oil
6.250%, 04/15/2022 (B)	1,274	1,185
6.000%, 11/01/2020 (B)	651	620
Unit
6.625%, 05/15/2021	2,130	2,066
Weatherford International
9.875%, 02/15/2024 (B)	95	101
8.250%, 06/15/2023	2,266	2,306
6.750%, 09/15/2040	2,230	1,784
5.950%, 04/15/2042	1,495	1,129
Western Refining
6.250%, 04/01/2021	624	647
Western Refining Logistics
7.500%, 02/15/2023	1,135	1,226

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Whiting Petroleum
6.500%, 10/01/2018	$400	$398
6.250%, 04/01/2023	2,980	2,980
5.750%, 03/15/2021	579	577
5.000%, 03/15/2019	1,287	1,292
Williams
4.550%, 06/24/2024	802	796
Williams, Ser A
7.500%, 01/15/2031	176	198
WPX Energy
8.250%, 08/01/2023	800	894
6.000%, 01/15/2022	1,365	1,399

		183,745

Financials — 5.0%
AAF Holdings PIK
12.000%, 07/01/2019 (B)	1,082	1,117
Ally Financial
8.000%, 03/15/2020	375	425
5.750%, 11/20/2025	2,620	2,613
5.125%, 09/30/2024	4,480	4,558
4.625%, 05/19/2022	805	814
4.625%, 03/30/2025	1,080	1,064
4.250%, 04/15/2021	515	520
4.125%, 03/30/2020	595	601
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	1,981
Bank of America (G)
8.000%, 12/29/2049	1,280	1,315
6.500%, 12/31/2049	2,280	2,383
5.125%, 12/31/2049	1,917	1,888
Care Capital Properties
5.125%, 08/15/2026 (B)	3,301	3,215
Citigroup (G)
5.950%, 12/29/2049	1,950	1,977
5.875%, 12/29/2049	45	45
5.800%, 11/29/2049	80	81
City National Bank
9.000%, 08/12/2019	3,384	3,878
Credit Acceptance
7.375%, 03/15/2023	2,530	2,600
6.125%, 02/15/2021	345	348
Credit Suisse Group
7.500%, 12/11/2048 (B)(G)	1,365	1,428
CTR Partnership
5.875%, 06/01/2021	1,660	1,689
FBM Finance
8.250%, 08/15/2021 (B)	707	746
HUB International
9.250%, 02/15/2021 (B)	350	362
7.875%, 10/01/2021 (B)	3,010	3,180

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Infinity Acquisition
7.250%, 08/01/2022 (B)	$585	$493
Jefferies Finance
6.875%, 04/15/2022 (B)	2,645	2,552
JPMorgan Chase (G)
7.900%, 04/29/2049	1,967	2,037
6.750%, 08/29/2049	2,385	2,570
6.000%, 12/29/2049	2,765	2,775
Lloyds Banking Group
7.500%, 12/01/2099 (G)	1,965	2,024
Mattamy Group
6.500%, 11/15/2020 (B)	1,105	1,121
MGIC Investment
5.750%, 08/15/2023	1,320	1,376
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024 (B)	3,470	3,635
4.500%, 09/01/2026 (B)	1,415	1,358
MSCI
5.750%, 08/15/2025 (B)	566	601
5.250%, 11/15/2024 (B)	970	1,019
4.750%, 08/01/2026 (B)	1,955	1,945
National Life Insurance
10.500%, 09/15/2039 (B)	990	1,477
Nationstar Mortgage
6.500%, 07/01/2021	1,525	1,544
Navient
6.625%, 07/26/2021	3,265	3,453
NSG Holdings
7.750%, 12/15/2025 (B)	1,765	1,904
Popular
7.000%, 07/01/2019	2,488	2,566
Royal Bank of Scotland Group PLC
8.000%, 12/29/2049 (G)	1,340	1,283
5.125%, 05/28/2024	780	778
Starwood Property Trust
5.000%, 12/15/2021 (B)	1,808	1,832
USI
7.750%, 01/15/2021 (B)	1,240	1,265
Walter Investment Management
4.500%, 11/01/2019	521	365
Wells Fargo
7.980%, 03/15/2018 (G)	950	993
York Risk Services Holding
8.500%, 10/01/2022 (B)	2,250	1,879

		81,673

Health Care — 8.7%
21st Century Oncology PIK
11.000%, 05/01/2023 (A)(B)	605	412
Acadia Healthcare
5.125%, 07/01/2022	1,600	1,590

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Medical Group Holdings
6.375%, 05/15/2023 (B)	$3,105	$2,981
Alere
6.500%, 06/15/2020	215	212
6.375%, 07/01/2023 (B)	1,819	1,807
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,535	3,877
BioScrip
8.875%, 02/15/2021	2,118	1,588
Centene
6.125%, 02/15/2024	660	696
4.750%, 01/15/2025	4,489	4,382
CHS
8.000%, 11/15/2019	1,474	1,224
6.875%, 02/01/2022	1,455	1,011
Concordia International
9.500%, 10/21/2022 (B)	1,953	693
9.000%, 04/01/2022 (B)	227	193
DaVita HealthCare Partners
5.125%, 07/15/2024	2,465	2,459
5.000%, 05/01/2025	3,420	3,364
DJO Finco
8.125%, 06/15/2021 (B)	2,005	1,739
Endo
6.000%, 07/15/2023 (B)	2,618	2,294
Envision Healthcare
5.625%, 07/15/2022	1,975	2,036
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	800	808
Gates Global
6.000%, 07/15/2022 (B)	545	533
Grifols Worldwide Operations
5.250%, 04/01/2022	2,570	2,660
HCA
7.500%, 02/15/2022	1,920	2,179
5.875%, 05/01/2023	3,655	3,883
5.875%, 02/15/2026	3,115	3,209
5.375%, 02/01/2025	7,033	7,051
5.250%, 04/15/2025	5,287	5,518
5.250%, 06/15/2026	1,815	1,876
4.500%, 02/15/2027	350	344
HealthSouth
5.750%, 11/01/2024	1,900	1,923
5.750%, 09/15/2025	1,837	1,828
Hill-Rom Holdings
5.750%, 09/01/2023 (B)	2,360	2,437
IASIS Healthcare
8.375%, 05/15/2019	4,572	3,978
inVentiv Group Holdings
7.500%, 10/01/2024 (B)	838	878
inVentiv Health
9.000%, 01/15/2018 (B)	980	982

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ironwood Pharmaceuticals
11.000%, 06/15/2024 (B)	$2,144	$2,155
Kindred Healthcare
8.750%, 01/15/2023	910	851
6.375%, 04/15/2022	3,975	3,547
Kinetic Concepts
12.500%, 11/01/2019	430	448
9.625%, 10/01/2021 (B)	2,870	3,035
7.875%, 02/15/2021 (B)	385	418
Mallinckrodt International Finance
5.625%, 10/15/2023 (B)	490	457
5.500%, 04/15/2025 (B)	2,102	1,881
4.750%, 04/15/2023	4,751	4,134
Molina Healthcare
5.375%, 11/15/2022	406	412
MPH Acquisition Holdings
7.125%, 06/01/2024 (B)	1,028	1,082
Opal Acquisition
8.875%, 12/15/2021 (B)	1,996	1,707
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (B)	4,320	3,834
Prestige Brands
6.375%, 03/01/2024 (B)	220	231
5.375%, 12/15/2021 (B)	1,225	1,262
Quintiles IMS
5.000%, 10/15/2026 (B)	2,945	2,952
4.875%, 05/15/2023 (B)	1,980	2,010
Quorum Health
11.625%, 04/15/2023 (B)	578	484
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (B)	784	782
Select Medical
6.375%, 06/01/2021	2,920	2,920
Sterigenics-Nordion Holdings
6.500%, 05/15/2023 (B)	1,300	1,323
Surgical Care Affiliates
6.000%, 04/01/2023 (B)	667	689
Tenet Healthcare
8.125%, 04/01/2022	4,150	3,915
7.500%, 01/01/2022 (B)	1,405	1,465
6.750%, 02/01/2020	1,861	1,791
6.750%, 06/15/2023	6,136	5,415
6.000%, 10/01/2020	455	477
5.500%, 03/01/2019	1,323	1,300
4.500%, 04/01/2021	260	257
4.463%, 06/15/2020 (G)	545	549
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (B)	1,220	997
7.000%, 10/01/2020 (B)	1,770	1,525
6.125%, 04/15/2025 (B)	5,191	3,900
5.875%, 05/15/2023 (B)	2,231	1,684
5.500%, 03/01/2023 (B)	3,193	2,395

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 03/15/2020 (B)	$2,021	$1,708
Valeant Pharmaceuticals International Escrow
7.500%, 07/15/2021 (B)	7,115	6,030
6.750%, 08/15/2018 (B)	235	223

		142,890

Industrials — 6.4%
ACCO Brands
5.250%, 12/15/2024 (B)	270	272
Actuant
5.625%, 06/15/2022	3,000	3,075
ADT
3.500%, 07/15/2022	775	738
AECOM
5.875%, 10/15/2024	295	315
5.750%, 10/15/2022	135	143
Aircastle
5.000%, 04/01/2023	525	535
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (B)	1,565	1,452
Allegion
5.875%, 09/15/2023	435	461
Allegion US Holding
5.750%, 10/01/2021	340	355
Allison Transmission
5.000%, 10/01/2024 (B)	2,238	2,260
American Builders & Contractors Supply
5.750%, 12/15/2023 (B)	665	685
5.625%, 04/15/2021 (B)	700	721
AMN Healthcare
5.125%, 10/01/2024 (B)	2,569	2,563
APX Group
8.750%, 12/01/2020	2,975	2,997
Arconic
5.900%, 02/01/2027	155	162
Avis Budget Car Rental
6.375%, 04/01/2024 (B)	735	734
5.500%, 04/01/2023	2,601	2,555
5.125%, 06/01/2022 (B)	75	74
Beacon Roofing Supply
6.375%, 10/01/2023	895	955
BMC East
5.500%, 10/01/2024 (B)	1,495	1,491
Bombardier
7.500%, 03/15/2025 (B)	845	835
6.000%, 10/15/2022 (B)	3,411	3,206
Builders FirstSource
5.625%, 09/01/2024 (B)	1,955	1,965
CEB
5.625%, 06/15/2023 (B)	460	447
Cenveo
8.500%, 09/15/2022 (B)	3,305	2,297

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 08/01/2019 (B)	$4,380	$3,909
Ceridian HCM Holding
11.000%, 03/15/2021 (B)	827	850
Ceva Group PLC
7.000%, 03/01/2021 (B)	950	765
Clean Harbors
5.250%, 08/01/2020	850	870
Cloud Crane
10.125%, 08/01/2024 (B)	2,086	2,232
CNH Industrial Capital
4.875%, 04/01/2021	480	499
Cortes NP Acquisition
9.250%, 10/15/2024 (B)	82	87
FGI Operating
7.875%, 05/01/2020	910	773
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	2,139	2,214
Gardner Denver
6.875%, 08/15/2021 (B)	305	303
General Cable
5.750%, 10/01/2022	1,035	1,004
Global A&T Electronics
10.000%, 02/01/2019 (B)	400	304
Great Lakes Dredge & Dock
7.375%, 02/01/2019	887	878
Grinding Media
7.375%, 12/15/2023 (B)	93	98
H&E Equipment Services
7.000%, 09/01/2022	635	668
HD Supply
5.750%, 04/15/2024 (B)	565	596
Hertz
6.250%, 10/15/2022	1,500	1,406
5.500%, 10/15/2024 (B)	440	385
Hillman Group
6.375%, 07/15/2022 (B)	2,765	2,599
Icahn Enterprises
5.875%, 02/01/2022	1,999	1,984
4.875%, 03/15/2019	1,632	1,648
Jack Cooper Enterprises PIK
10.500%, 03/15/2019 (B)	445	49
Jack Cooper Holdings
9.250%, 06/01/2020	1,095	474
James Hardie International Finance
5.875%, 02/15/2023 (B)	610	631
KLX
5.875%, 12/01/2022 (B)	2,075	2,137
Kratos Defense & Security Solutions
7.000%, 05/15/2019	661	640
Manitowoc Foodservice
9.500%, 02/15/2024	240	277

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Masonite International
5.625%, 03/15/2023 (B)	$475	$490
New Enterprise Stone & Lime
11.000%, 09/01/2018	380	379
Nielsen Finance
5.000%, 04/15/2022 (B)	4,369	4,451
Novelis
6.250%, 08/15/2024 (B)	230	244
5.875%, 09/30/2026 (B)	300	303
Oshkosh
5.375%, 03/01/2025	170	173
Prime Security Services Borrower
9.250%, 05/15/2023 (B)	6,454	7,027
RR Donnelley & Sons
7.625%, 06/15/2020	953	991
RSI Home Products
6.500%, 03/15/2023 (B)	1,040	1,087
Sensata Technologies
5.000%, 10/01/2025 (B)	1,539	1,508
4.875%, 10/15/2023 (B)	1,600	1,636
Sensata Technologies UK Financing
6.250%, 02/15/2026 (B)	2,235	2,336
SPX FLOW
5.875%, 08/15/2026 (B)	701	701
5.625%, 08/15/2024 (B)	631	636
Standard Industries
6.000%, 10/15/2025 (B)	345	363
5.500%, 02/15/2023 (B)	410	425
StandardAero Aviation Holdings
10.000%, 07/15/2023 (B)	3,300	3,473
Terex
6.000%, 05/15/2021	3,140	3,211
TransDigm
6.500%, 07/15/2024	620	649
6.500%, 05/15/2025	850	890
6.375%, 06/15/2026 (B)	623	640
Triumph Group
4.875%, 04/01/2021	750	704
United Rentals North America
6.125%, 06/15/2023	680	721
5.875%, 09/15/2026	2,355	2,423
5.750%, 11/15/2024	1,305	1,370
5.500%, 07/15/2025	1,245	1,270
West
5.375%, 07/15/2022 (B)	650	628
Xerium Technologies
9.500%, 08/15/2021 (B)	2,380	2,374
XPO Logistics
6.500%, 06/15/2022 (B)	540	567
6.125%, 09/01/2023 (B)	800	836

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Zekelman Industries
9.875%, 06/15/2023 (B)	$2,427	$2,718

		104,797

Information Technology — 6.9%
ACI Worldwide
6.375%, 08/15/2020 (B)	510	525
Aegis Merger
10.250%, 02/15/2023 (B)	3,658	4,042
Alliance Data Systems MTN
5.875%, 11/01/2021 (B)	925	939
Alliance Data Systems
5.375%, 08/01/2022 (B)	1,058	1,021
Amkor Technology
6.375%, 10/01/2022	1,720	1,793
Anixter
5.500%, 03/01/2023	575	597
Aspect Software
3.000%, 05/23/2023 (H)	273	127
Avaya
10.500%, 03/01/2021 (B)	699	301
9.000%, 04/01/2019 (B)	1,760	1,553
7.000%, 04/01/2019 (B)	1,514	1,325
Bankrate
6.125%, 08/15/2018 (B)	2,296	2,325
Belden
5.500%, 09/01/2022 (B)	845	870
BMC Software Finance
8.125%, 07/15/2021 (B)	3,482	3,254
Boxer Parent PIK
9.000%, 10/15/2019 (B)	2,740	2,569
Camelot Finance
7.875%, 10/15/2024 (B)	64	66
Cardtronics
5.125%, 08/01/2022	1,600	1,612
Cimpress
7.000%, 04/01/2022 (B)	237	242
CommScope Technologies Finance
6.000%, 06/15/2025 (B)	2,522	2,673
Diamond 1 Finance
8.350%, 07/15/2046 (B)	2,365	2,912
8.100%, 07/15/2036 (B)	1,970	2,343
7.125%, 06/15/2024 (B)	3,167	3,516
6.020%, 06/15/2026 (B)	2,866	3,105
5.875%, 06/15/2021 (B)	792	843
5.450%, 06/15/2023 (B)	515	546
Donnelley Financial Solutions
8.250%, 10/15/2024 (B)	1,206	1,227
Entegris
6.000%, 04/01/2022 (B)	1,055	1,097
First Data
7.000%, 12/01/2023 (B)	3,091	3,292

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.750%, 01/15/2024 (B)	$3,630	$3,746
5.375%, 08/15/2023 (B)	1,074	1,114
5.000%, 01/15/2024 (B)	4,840	4,866
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (B)	1,368	1,454
GTT Escrow
7.875%, 12/31/2024 (B)	2,510	2,617
Harland Clarke Holdings
9.250%, 03/01/2021 (B)	6,273	5,520
Hughes Satellite Systems
7.625%, 06/15/2021	2,100	2,305
6.625%, 08/01/2026 (B)	140	140
5.250%, 08/01/2026 (B)	900	882
Infor Software Parent PIK
7.125%, 05/01/2021 (B)	880	906
Infor US
6.500%, 05/15/2022	1,540	1,605
Informatica
7.125%, 07/15/2023 (B)	2,354	2,248
MagnaChip Semiconductor
6.625%, 07/15/2021	915	791
Micron Technology
7.500%, 09/15/2023 (B)	2,370	2,625
5.500%, 02/01/2025	150	149
5.250%, 08/01/2023 (B)	2,655	2,665
5.250%, 01/15/2024 (B)	1,000	995
Microsemi
9.125%, 04/15/2023 (B)	765	891
NCR
5.000%, 07/15/2022	2,015	2,055
NeuStar
4.500%, 01/15/2023	1,985	2,030
Nortel Networks
9.003%, 07/15/2011 (A)	1,605	1,561
Nuance Communications
5.625%, 12/15/2026 (B)	1,690	1,662
NXP Funding
5.750%, 02/15/2021 (B)	350	361
5.750%, 03/15/2023 (B)	685	723
4.625%, 06/01/2023 (B)	455	478
Open Text
5.875%, 06/01/2026 (B)	1,588	1,675
Perstorp Holding
8.500%, 06/30/2021 (B)	1,826	1,821
Plantronics
5.500%, 05/31/2023 (B)	2,070	2,091
Rackspace Hosting
8.625%, 11/15/2024 (B)	505	535
Riverbed Technology
8.875%, 03/01/2023 (B)	840	886
RP Crown Parent
7.375%, 10/15/2024 (B)	268	278

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sabre
5.375%, 04/15/2023 (B)	$1,250	$1,275
5.250%, 11/15/2023 (B)	3,305	3,394
Solera
10.500%, 03/01/2024 (B)	730	821
TIBCO Software
11.375%, 12/01/2021 (B)	1,020	1,020
VeriSign
5.250%, 04/01/2025	500	513
4.625%, 05/01/2023	1,300	1,313
Veritas US
7.500%, 02/01/2023 (B)	1,729	1,625
Western Digital
10.500%, 04/01/2024 (B)	1,220	1,443
7.375%, 04/01/2023 (B)	1,143	1,257
WEX
4.750%, 02/01/2023 (B)	1,000	976
Zayo Group
6.375%, 05/15/2025	555	580
6.000%, 04/01/2023	1,808	1,880
Zebra Technologies
7.250%, 10/15/2022	990	1,077

		113,564

Materials — 5.7%
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (B)	2,723	2,982
6.750%, 09/30/2024 (B)	1,753	1,902
Aleris International
9.500%, 04/01/2021 (B)	1,164	1,248
7.875%, 11/01/2020	308	309
Allegheny Technologies
9.375%, 06/01/2019	1,445	1,546
7.875%, 08/15/2023	675	662
ARD Finance PIK
7.125%, 09/15/2023 (B)	587	580
Ardagh Packaging Finance
7.250%, 05/15/2024 (B)	3,464	3,650
6.750%, 01/31/2021 (B)	225	232
6.000%, 06/30/2021 (B)	2,383	2,425
Ashland
6.875%, 05/15/2043	330	341
4.750%, 08/15/2022	930	965
Axalta Coating Systems
4.875%, 08/15/2024 (B)	290	290
Ball
5.250%, 07/01/2025	3,427	3,581
Blue Cube Spinco
9.750%, 10/15/2023	3,295	3,921
BlueScope Steel Finance
6.500%, 05/15/2021 (B)	636	674

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boart Longyear Management Properties
10.000%, 10/01/2018 (B)	$2,000	$1,490
7.000%, 04/01/2021 (B)	4,090	245
Boise Cascade
5.625%, 09/01/2024 (B)	511	507
CF Industries
5.150%, 03/15/2034	765	650
3.450%, 06/01/2023	1,297	1,166
Chemours
6.625%, 05/15/2023	1,110	1,099
Compass Minerals International
4.875%, 07/15/2024 (B)	1,314	1,242
Constellium
7.875%, 04/01/2021 (B)	1,890	2,032
5.750%, 05/15/2024 (B)	710	664
Cornerstone Chemical
9.375%, 03/15/2018 (B)	3,745	3,754
CVR Partners
9.250%, 06/15/2023 (B)	1,317	1,356
First Quantum Minerals
7.250%, 10/15/2019 (B)	3,022	3,052
7.000%, 02/15/2021 (B)	1,257	1,250
6.750%, 02/15/2020 (B)	2,505	2,499
FMG Resources (August 2006) Property Limited
9.750%, 03/01/2022 (B)	410	476
Freeport-McMoRan
5.450%, 03/15/2043	4,285	3,546
5.400%, 11/14/2034	950	798
4.550%, 11/14/2024	140	131
3.875%, 03/15/2023	2,903	2,664
Freeport-McMoRan Oil & Gas
6.500%, 11/15/2020	392	403
GCP Applied Technologies
9.500%, 02/01/2023 (B)	315	361
Hecla Mining
6.875%, 05/01/2021	2,013	2,058
Hexion
10.000%, 04/15/2020	3,294	3,277
Hexion US Finance
8.875%, 02/01/2018	635	632
6.625%, 04/15/2020	4,155	3,677
Hudbay Minerals
7.625%, 01/15/2025 (B)	1,631	1,695
7.250%, 01/15/2023 (B)	1,471	1,523
Huntsman International
5.125%, 11/15/2022	1,055	1,076
INEOS Group Holdings
5.625%, 08/01/2024 (B)	1,080	1,072
Kaiser Aluminum
5.875%, 05/15/2024	1,055	1,092
Kraton Polymers
10.500%, 04/15/2023 (B)	600	676

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LSB Industries
7.750%, 08/01/2019 (E)	$953	$877
Mirabela Nickel
1.000%, 07/31/2044	31	–
New Gold
7.000%, 04/15/2020 (B)	1,055	1,081
6.250%, 11/15/2022 (B)	1,777	1,822
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	355	–
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	600	633
5.875%, 08/15/2023 (B)	670	698
PaperWorks Industries
9.500%, 08/15/2019 (B)	2,618	2,265
Platform Specialty Products
6.500%, 02/01/2022 (B)	1,840	1,854
Rain CII Carbon
8.250%, 01/15/2021 (B)	2,610	2,584
Reichhold Holdings
12.000%, 03/31/2017 (H)	821	821
Reichhold Industries
15.000%, 03/13/2017 (H)	466	466
12.000%, 03/31/2017 (H)	290	290
9.000%, 05/08/2017 (A)(B)	859	–
Reynolds Group
7.000%, 07/15/2024 (B)	860	914
5.750%, 10/15/2020	795	820
Scotts Miracle-Gro
6.000%, 10/15/2023 (B)	635	671
5.250%, 12/15/2026 (B)	185	185
Teck Resources
8.500%, 06/01/2024 (B)	174	201
8.000%, 06/01/2021 (B)	174	191
TPC Group
8.750%, 12/15/2020 (B)	3,199	2,703
Trinseo Materials Operating
6.750%, 05/01/2022 (B)	400	420
Unifrax I
7.500%, 02/15/2019 (B)	600	597
US Concrete
6.375%, 06/01/2024	297	314
Valvoline
5.500%, 07/15/2024 (B)	75	78
Versum Materials
5.500%, 09/30/2024 (B)	935	956
WR Grace & Co.
5.625%, 10/01/2024 (B)	80	84

		92,996

Real Estate — 1.0%
Communications Sales & Leasing
8.250%, 10/15/2023	1,000	1,060

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.125%, 12/15/2024 (B)	$155	$157
6.000%, 04/15/2023 (B)	2,215	2,287
CoreCivic
5.000%, 10/15/2022	245	245
4.625%, 05/01/2023	1,465	1,443
Equinix
5.875%, 01/15/2026	1,470	1,547
5.750%, 01/01/2025	710	742
FelCor Lodging
6.000%, 06/01/2025	108	112
GEO Group
6.000%, 04/15/2026	1,685	1,655
5.875%, 01/15/2022	1,265	1,281
5.125%, 04/01/2023	35	34
GLP Capital
5.375%, 04/15/2026	590	615
Kennedy-Wilson
5.875%, 04/01/2024	700	713
Lamar Media
5.750%, 02/01/2026	1,125	1,184
Realogy Group
4.875%, 06/01/2023 (B)	2,334	2,252
RHP Hotel Properties
5.000%, 04/15/2023	460	465

		15,792

Telecommunication Services — 6.3%
CenturyLink
7.500%, 04/01/2024	505	530
6.750%, 12/01/2023	3,400	3,477
5.625%, 04/01/2025	2,994	2,844
Cogent Communications Finance
5.625%, 04/15/2021 (B)	1,880	1,899
Cogent Communications Group
5.375%, 03/01/2022 (B)	1,183	1,221
Columbus Cable Barbados
7.375%, 03/30/2021 (B)	595	631
Digicel
6.000%, 04/15/2021 (B)	2,400	2,171
Digicel Group
8.250%, 09/30/2020 (B)	4,085	3,505
6.750%, 03/01/2023 (B)	3,365	3,034
Embarq
7.995%, 06/01/2036	1,320	1,237
Frontier Communications
11.000%, 09/15/2025	5,359	5,533
10.500%, 09/15/2022	3,307	3,477
8.875%, 09/15/2020	405	431
7.625%, 04/15/2024	636	569
7.125%, 01/15/2023	310	281
6.875%, 01/15/2025	585	496

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GCI
6.750%, 06/01/2021	$640	$656
Inmarsat Finance
6.500%, 10/01/2024 (B)	1,190	1,208
4.875%, 05/15/2022 (B)	1,080	1,050
Intelsat Jackson Holdings
9.500%, 09/30/2022 (B)	218	243
8.000%, 02/15/2024 (B)	2,338	2,402
7.500%, 04/01/2021	2,912	2,220
7.250%, 04/01/2019	445	374
7.250%, 10/15/2020	3,520	2,728
5.500%, 08/01/2023	2,445	1,647
Intelsat Luxembourg
7.750%, 06/01/2021	2,970	973
Level 3 Financing
5.625%, 02/01/2023	265	271
5.375%, 01/15/2024	570	576
5.375%, 05/01/2025	4,385	4,473
5.125%, 05/01/2023	1,430	1,435
Qwest Capital Funding
7.750%, 02/15/2031	615	560
Sable International Finance
6.875%, 08/01/2022 (B)	650	676
SBA Communications
4.875%, 09/01/2024 (B)	485	479
SoftBank Group
6.000%, 07/30/2025	375	393
5.375%, 07/30/2022	265	274
4.500%, 04/15/2020 (B)	2,104	2,156
Sprint
7.875%, 09/15/2023	11,483	12,258
7.625%, 02/15/2025	5,922	6,226
7.250%, 09/15/2021	1,416	1,504
7.125%, 06/15/2024	860	886
Sprint Capital
8.750%, 03/15/2032	3,445	3,789
6.900%, 05/01/2019	370	392
6.875%, 11/15/2028	3,159	3,120
Sprint Communications
7.000%, 03/01/2020 (B)	445	483
Telecom Italia
5.303%, 05/30/2024 (B)	610	596
Telesat Canada
8.875%, 11/15/2024 (B)	2,440	2,544
T-Mobile USA
6.731%, 04/28/2022	1,520	1,588
6.625%, 11/15/2020	250	256
6.625%, 04/01/2023	1,000	1,060
6.500%, 01/15/2024	100	107
6.500%, 01/15/2026	1,976	2,137
6.375%, 03/01/2025	645	689
6.000%, 03/01/2023	885	935

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 04/15/2024	$1,930	$2,034
United States Cellular
6.700%, 12/15/2033	820	812
Wind Acquisition Finance
7.375%, 04/23/2021 (B)	1,885	1,960
4.750%, 07/15/2020 (B)	340	343
Windstream
7.750%, 10/01/2021	1,050	1,079
7.500%, 06/01/2022	1,450	1,421
6.375%, 08/01/2023	225	201

		102,550

Utilities — 1.2%
AES
7.375%, 07/01/2021	405	451
6.000%, 05/15/2026	335	340
AmeriGas Partners
5.500%, 05/20/2025	340	343
Calpine
5.500%, 02/01/2024	600	579
5.375%, 01/15/2023	580	567
5.250%, 06/01/2026 (B)	457	448
Dynegy
8.000%, 01/15/2025 (B)	285	267
7.625%, 11/01/2024	910	840
7.375%, 11/01/2022	615	587
Ferrellgas
6.500%, 05/01/2021	1,285	1,279
GenOn Americas Generation
9.125%, 05/01/2031	434	356
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (B)	2,800	2,863
Mirant Americas Generation LLC
8.500%, 10/01/2021	3,350	2,797
NRG Energy
7.875%, 05/15/2021	31	32
6.625%, 01/15/2027 (B)	185	175
6.250%, 07/15/2022	615	617
6.250%, 05/01/2024	680	661
Talen Energy Supply
6.500%, 06/01/2025	161	124
4.625%, 07/15/2019 (B)	1,965	1,862
TerraForm Power Operating (E)
6.125%, 06/15/2025 (B)	2,103	2,177
5.875%, 02/01/2023 (B)	2,096	2,122

		19,487

Total Corporate Obligations (Cost $1,181,561) ($ Thousands)		1,165,225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 9.9%
Other Asset-Backed Securities — 9.9%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
1.088%, 03/15/2019 (B)(G)	$1,062	$358
B&M CLO, Ser 2014-1A, Cl C
4.630%, 04/16/2026 (B)(G)	2,108	2,026
B&M CLO, Ser 2014-1A, Cl D
5.630%, 04/16/2026 (B)(G)	3,030	2,616
B&M CLO, Ser 2014-1A, Cl E
6.630%, 04/16/2026 (B)(G)	2,480	1,906
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (B)	5,640	2,256
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (B)	3,274	1,310
Battalion CLO VII, Ser 2014-7A
0.000%, 10/17/2026 (B)	4,007	2,164
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2027 (B)(H)	3,655	2,851
Battalion CLO X, Ser 2016-10A
0.000%, 01/24/2029 (B)(H)	45	4,450
Battalion CLO, Ser 2012-3A
0.000%, 01/18/2025 (B)	2,303	1,198
Benefit Street Partners CLO
0.000% (H)(I)	62	5,664
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 01/20/2026 (B)(H)	2,531	1,468
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (B)(J)	3	2,584
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (B)(J)	21	1,987
Benefit Street Partners CLO V
0.000%, 10/20/2026 (B)(J)	6,387	3,995
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027	6,715	5,771
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (B)(H)	67	6,115
Benefit Street Partners CLO, Ser 2015-VIA
0.000%, 04/18/2027	7,502	6,227
Carlyle Global Market Strategies CLO, Ser 2014-3A
0.000%, 07/27/2026 (B)	2,947	2,210
Cathedral Lake CLO, Ser 2015-3A, Cl E
8.432%, 01/15/2026 (B)(G)	1,175	1,178
Cathedral Lake III Equity Tranche
0.000%, 01/15/2026 (B)	1,869	1,589
CIFC Funding II, Ser 2012-2A
0.000%, 12/05/2024 (B)	17	890
Cloud Peak Energy Resources
12.000%, 11/01/2021	745	775
CVP Cascade CLO, Ser 2014-2A, Cl D
5.682%, 07/18/2026 (B)(G)	1,709	1,417

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CVP Cascade CLO, Ser 2014-2A, Cl E
6.682%, 07/18/2026 (B)(G)	$2,469	$1,788
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
8.081%, 01/20/2027 (B)(G)	3,890	3,541
Fifth Street Senior Loan Fund, Ser 2015-2A
0.000%, 09/29/2027 (B)	5,483	4,259
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	8,085
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/2025 (B)	2,930	1,677
Fortress Credit Opportunities III CLO, Ser 2014- 3A, Cl E
7.118%, 04/28/2026 (B)(G)	3,482	3,107
Fortress Credit Opportunities VI CLO, Ser 2015- 6A, Cl F
7.703%, 10/10/2026 (B)(G)	1,730	1,584
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (B)	2,457	1,720
Great Lakes CLO, Ser 2012-1A, Cl E
6.380%, 01/15/2023 (B)(G)	2,811	2,516
Great Lakes CLO, Ser 2014-1A
0.000%, 04/15/2025 (B)(G)	6,943	4,999
Great Lakes CLO, Ser 2014-1A, Cl F
6.880%, 04/15/2025 (B)(G)	2,480	1,686
Great Lakes CLO, Ser 2015-1A
0.000%, 07/15/2026 (B)(G)	4,202	3,160
Great Lakes CLO, Ser 2015-1A, Cl E
7.580%, 07/15/2026 (B)(G)	2,896	2,491
Great Lakes CLO, Ser 2015-1A, Cl F
8.380%, 07/15/2026 (B)(G)	1,319	897
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/2025 (B)	3,198	2,606
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.881%, 01/20/2021 (B)(G)	1,990	1,990
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.661%, 02/20/2022 (B)(G)	1,951	1,912
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (B)	2,471	902
Lockwood Grove CLO
8.610%, 04/25/2025	2,192	2,192
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2024 (B)	3,797	3,000
Nelder Grove CLO, Ser 2014-1A, Cl E
7.687%, 08/28/2026 (B)(G)	2,926	2,575
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (B)	447	130
Neuberger Berman CLO XVI, Ser 2014-16A
0.000%, 04/15/2026 to 04/15/2026 (B)	2,613	1,352
Neuberger Berman CLO XXII, Ser 2016-22A
0.100%, 10/17/2027 (B)(G)	1	95
0.000%, 10/17/2027 (B)(G)	36	2,990

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.982%, 07/25/2025 (B)(G)	$1,974	$1,752
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
6.932%, 01/25/2027 (B)(G)	3,439	2,878
NXT Capital CLO, Ser 2012-1A, Cl E
8.381%, 07/20/2022 (B)(G)	2,417	2,329
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (B)	2,615	1,339
Peaks CLO, Ser 2014-1A, Cl D
5.380%, 06/15/2026 (B)(G)	985	901
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (B)(G)	7,935	3,412
TCP III CLO
0.000% (I)	82	8,180
Trinitas CLO II, Ser 2014-2A, Cl D
4.680%, 07/15/2026 (B)(G)	1,184	1,066
Venture CDO
0.000% (I)	20	1,847
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (B)	5,284	2,977
Venture XI CLO, Ser 2012-11A
0.000%, 11/14/2022 (B)	5,403	2,647
Venture XIV CLO, Ser 2013-14A
0.000%, 08/25/2025 to 08/25/2025 (B)	1,833	947
Venture XV CLO, Ser 2016-15A, Cl ER
7.990%, 07/15/2028 (B)(G)	375	352
Venture XXII CLO, Ser 2016-22A
0.000%, 01/15/2028 (B)(G)	21	1,721
Venture XXII CLO, Ser 2016-22A, Cl F
8.730%, 01/15/2028 (B)(G)	792	713
Venture XXIV CLO, Ser 2016-24A
0.000%, 10/20/2028 (B)(G)	28	2,816
Venture XXVI
0.000% (I)	10	1,019

Total Asset-Backed Securities (Cost $142,054) ($ Thousands)		161,155

LOAN PARTICIPATIONS — 9.2%
21st Century Oncology Holdings, Term Loan B, 1st Lien
7.125%, 04/30/2022	918	843
682534 N.B. Inc., Initial Term Loan, 1st Lien
12.000%, 10/01/2020	707	389
Academy, Ltd., Initial Term Loan, 1st Lien
5.000%, 07/01/2022	1,283	1,185
Accudyne Industries LLC, Refinancing Term Loan, 1st Lien
4.000%, 12/13/2019 (G)	845	798

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Affinion Group Inc., Term Loan B, 1st Lien
6.750%, 04/30/2018	$3	$3
Affinion Group, Inc., Term Loan, 2nd Lien
8.500%, 10/31/2018	520	504
Affinion Group, Inc., Tranche B Term Loan, 1st Lien
0.068%, 04/30/2018	1,236	1,228
Air Medical Group Holdings, Term Loan B, 1st Lien
4.250%, 04/28/2022	997	995
Alinta Energy Finance Property Limited, Delayed Draw Term Loan, 1st Lien
6.375%, 08/13/2018	165	165
Alinta Energy Finance Property Limited, Term Loan B, 1st Lien
6.375%, 08/13/2019	2,477	2,478
American Renal Holdings Inc., Term Loan B, 1st Lien
4.750%, 08/20/2019	3,157	3,157
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
0.053%, 09/01/2021	985	981
ANVC Merger Corp., Initial Term Loan, 1st Lien
0.055%, 02/18/2021	1,783	1,770
Applied Systems Inc., Initial Term Loan, 2nd Lien
0.075%, 01/24/2022	1,187	1,197
Ascena Retail Group Inc., Term Loan B, 1st Lien
0.053%, 08/21/2022	1,558	1,517
Aspect Software, Inc., Term Loan, 1st Lien
11.278%, 05/25/2020	1,000	995
Asurion LLC, Initial Term Loan, 2nd Lien
0.085%, 03/03/2021	3,120	3,169
Asurion LLC, Term Loan B4, 1st Lien
0.050%, 08/04/2022	1,464	1,483
Atlas America Finance Inc., Term Loan B, 1st Lien
5.580%, 05/06/2021	303	182
Blount International Inc., Initial Term Loan, 1st Lien
8.750%, 04/12/2023	3	3
7.250%, 04/12/2023	1,224	1,235
Blue Ribbon LLC, Initial Term Loan, 1st Lien
5.000%, 11/15/2021	677	670
BMC Foreign Holding Company, Initial Term Loan, 1st Lien
5.000%, 09/10/2020	1,003	997
BMC Software Inc., Term Loan, 1st Lien
5.000%, 09/10/2020	886	884
BPA Laboratories, Initial Term Loan, 2nd Lien
0.000%, 07/03/2017 (K)	181	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
California Resources Corporation, Initial Term Loan, 1st Lien
11.375%, 12/31/2021	$3,768	$4,176
0.000%, 09/24/2019 (K)	1,103	1,065
Carestream Health Inc., Initial Term Loan, 1st Lien
5.000%, 06/07/2019	377	364
Carestream Health Inc., Initial Term Loan, 2nd Lien
9.500%, 12/07/2019	5,008	4,046
Cengage Learning Inc., 2016 Refinancing Term Loan B, 1st Lien
5.250%, 06/07/2023	1,591	1,546
Ceva Group PLC, Pre-Funded L/C Loan, 1st Lien
6.500%, 03/19/2021	203	165
Ceva Intercompany B.V., Initial Term Loan, 1st Lien
6.500%, 03/19/2021	209	170
Ceva Logistics Canada ULC, Initial Term Loan, 1st Lien
6.500%, 03/19/2021	36	29
Ceva Logistics U.S. Holdings Inc., Initial Term Loan, 1st Lien
0.065%, 03/19/2021	288	235
Chesapeake Energy, Term Loan, 1st Lien
8.500%, 08/23/2021	4,098	4,455
Chief Exploration & Development LLC, Term Loan, 2nd Lien
7.753%, 05/16/2021	740	723
Claire’s Stores Inc., Term Loan, 1st Lien
9.000%, 09/20/2021 (H)	942	412
Clear Channel Communications Inc., Extended Term Loan D, 1st Lien
7.274%, 01/30/2019	2,761	2,243
ClubCorp Club Operations Inc., Initial Term Loan, 1st Lien
4.000%, 12/15/2022	266	268
Conduent, Term Loan B, 1st Lien
6.250%, 11/22/2023	1,342	1,357
Cowlitz Tribal Gaming Authority, Initial Term Loan, 1st Lien
11.500%, 12/04/2020 (G)	3,000	3,217
CTI Foods, Initial Term Loan, 2nd Lien
0.083%, 06/28/2021	1,190	1,071
Cumulus Media Holdings Inc., Initial Term Loan, 1st Lien
4.250%, 12/23/2020	4,543	3,082
Dex Media, Term Loan, 1st Lien
11.000%, 07/29/2021	402	401
Diebold, Dollar Term Loan B, 1st Lien
5.250%, 11/06/2023	672	681

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Drillships Ocean Ventures Inc., Term Loan B, 1st Lien
0.055%, 07/25/2021	$1,904	$1,497
East Valley Tourist Development Authority, Term Loan B, 1st Lien
0.000%, 12/17/2021	2,487	2,487
Empire Generating Co. LLC, Term Loan B, 1st Lien
0.053%, 03/12/2021	1,513	1,482
Empire Generating Co. LLC, Term Loan C, 1st Lien
0.053%, 03/12/2021	120	118
Engility Corporation, Term Loan B2, 1st Lien
5.750%, 08/14/2023	922	935
EP Energy, Initial Term Loan, 1st Lien
9.750%, 06/30/2021	420	438
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
5.837%, 04/28/2021	2,273	2,069
Evergreen Skills Lux S.À R.L., Initial Term Loan, 2nd Lien
9.250%, 04/28/2022	550	409
Flex Acquisition Company Inc., Term Loan, 1st Lien
4.250%, 12/15/2023	1,073	1,082
FMG Resources (August 2006) Property Limited, Initial Term Loan, 1st Lien
3.750%, 06/30/2019 (G)	820	822
Gardner Denver, Initial Term Loan, 1st Lien
4.250%, 07/30/2020 (G)	1,005	994
Gulf Finance, Term Loan B, 1st Lien
6.250%, 08/25/2023	623	624
Gymboree Corporation, Initial Term Loan, 1st Lien
5.000%, 02/23/2018	4,070	2,133
Hercules Achievement Inc., Initial Term Loan, 1st Lien
5.000%, 12/10/2021	2	2
0.050%, 12/10/2021	520	527
Hillman Companies Inc., Term Loan B, 1st Lien
4.500%, 06/30/2021	298	299
Indivior Finance S.A.R.L., Initial Term Loan, 1st Lien
0.070%, 12/19/2019	1,523	1,528
Integra Telecom Inc., Term Loan B, 1st Lien
0.053%, 08/14/2020	866	868
Intelsat Jackson Holdings Ltd., Term Loan B2, 1st Lien
3.750%, 06/30/2019 (G)	620	599
J.Crew Group Inc., Initial Term Loan, 1st Lien
0.040%, 03/05/2021	2,002	1,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
KCA Deutag US Finance LLC, Term Loan B, 1st Lien
6.250%, 05/15/2020	$1,012	$895
Kraton Polymers LLC, Initial Term Loan, 1st Lien
6.000%, 01/06/2022	240	243
Laureate Education Inc., Extended Term Loan, 1st Lien
5.000%, 06/15/2018	293	294
Lightstone Generation LLC, Term Loan B, 1st Lien
6.500%, 12/15/2023	1,908	1,930
Lightstone Generation LLC, Term Loan C, 1st Lien
6.500%, 12/15/2023	182	184
Lions Gate, Bridge Loan
0.000%, 03/27/2017	822	822
Loanstar Intermediate Super Holdings LLC, Term Loan, Other
10.000%, 08/31/2021	760	781
Magic Newco LLC, Initial Term Loan, 1st Lien
5.000%, 12/12/2018	1,161	1,170
Magic Newco, LLC, Term Loan, 2nd Lien
12.000%, 06/12/2019	1,250	1,326
Maple Holdings Acquisition Corp., Term Loan B, 1st Lien
5.313%, 01/21/2023	890	902
5.250%, 01/21/2023	376	381
Mashantucket Pequot, Term Loan A, 1st Lien
5.000%, 07/01/2018	1,885	1,676
Mashantucket Pequot, Term Loan B, 1st Lien
9.375%, 06/30/2020	7,176	6,387
Mast Global, Initial Term Loan, 1st Lien
7.750%, 09/12/2019 (H)	585	582
Medical Card System, Initial Term Loan, 1st Lien
1.500%, 05/31/2019 (H)	1,421	908
Metroflag, 2nd Lien
14.000%, 01/06/2009 (A)	300	—
MKS Instruments, Term Loan B1, 1st Lien
4.250%, 05/01/2023	489	494
Moneygram International Inc., Initial Term Loan, 1st Lien
4.250%, 03/26/2020	1,234	1,217
Moxie Liberty LLC, Term Loan B1, 1st Lien
0.075%, 08/21/2020	1,953	1,916
Murray Energy Corporation, Term Loan B2, 1st Lien
8.250%, 04/16/2020	3,532	3,366
NaNa Development Corporation, Initial Term Loan, 1st Lien
9.500%, 03/15/2018	31	30

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
8.000%, 03/15/2018	$157	$151
Neiman Marcus Group Inc., Initial Term Loan, 1st Lien
4.250%, 10/25/2020	3	3
0.043%, 10/25/2020	1,290	1,118
New LightSquared LLC, Initial Term Loan, 1st Lien
9.750%, 06/15/2020	2,049	1,905
New LightSquared LLC, Initial Term Loan, 2nd Lien
13.500%, 12/07/2020	2,351	1,623
New Millennium Holdco, Inc. (Millennium Health, LLC), Closing Date Term Loan, 1st Lien
7.500%, 12/21/2020	179	90
New MMI Inc., Initial Term Loan, 1st Lien
0.090%, 01/31/2020	3,007	2,811
Nine West Holdings Inc., Initial Term Loan, No Lien
0.063%, 01/08/2020	5,775	1,275
Ocean Rig ASA, Term Loan B1, 1st Lien
6.000%, 03/31/2021	2,159	1,390
Onex York Acquisition Corp., Term Loan B, 1st Lien
4.750%, 10/01/2021	451	425
Ortho-Clinical Diagnostics Inc., Initial Term Loan, 1st Lien
4.750%, 06/30/2021	777	770
Oxbow Carbon LLC, Initial Term Loan, 2nd Lien
0.080%, 01/17/2020	2,394	2,334
P2 Upstream Acquisition Co., Initial Term Loan, 1st Lien
5.250%, 10/30/2020	730	690
5.000%, 10/30/2020	2	2
Pardus Oil & Gas LLC, Term Loan B, 1st Lien
0.500%, 11/12/2021	50	3
Pardus Oil & Gas LLC, Term Loan, 2nd Lien
5.000%, 05/13/2022	72	48
Pardus Oil & Gas LLC, Tranche A Term Loan, 1st Lien
13.000%, 11/12/2021	129	122
Peabody Energy Corp., 1st Lien
0.000%, 09/24/2018	3,750	3,621
Peak 10 Inc., Initial Term Loan, 2nd Lien
8.250%, 06/17/2022	2,300	2,150
PETCO Animal Supplies, Term Loan B-1, 1st Lien
5.000%, 01/26/2023	2,045	2,053
PetSmart, Term Loan, Tranche B-2, 1st Lien
4.000%, 03/11/2022	675	677
PQ Corporation, Term Loan B-1, 1st Lien
5.250%, 11/04/2022	422	427

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Quorum Health Corp., Term Loan B, 1st Lien
6.750%, 04/29/2022	$981	$960
RCN, Bridge Loan
0.000%, 10/18/2017	1,300	1,300
Revlon Consumer Products Corp., Term Loan B, 1st Lien
4.250%, 09/07/2023	679	685
Royal Holdings Inc., Initial Term Loan, 2nd Lien
0.085%, 06/19/2023	319	316
Rue 21 Inc., Term Loan B, 1st Lien
5.625%, 10/09/2020	1,498	575
Seadrill Partners Finco LLC, Initial Term Loan, 1st Lien
4.000%, 02/21/2021	720	490
Steinway Musical Instruments Inc., Initial Term Loan, 1st Lien
0.048%, 09/19/2019	941	903
Syncreon Global Finance Inc., Initial Term Loan, 1st Lien
0.053%, 10/28/2020	889	793
Syniverse Holdings Inc., Incremental Term Loan B, 1st Lien
4.000%, 04/23/2019	166	144
Syniverse Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 04/23/2019	1,336	1,165
Teamhealth, Bridge Loan
0.000%, 10/31/2017	3,629	—
Texas Competitive Electric Holdings Co. LLC, Equity Loan, Tranche A
0.000%,	218	295
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 1st Lien
5.000%, 10/10/2017 (A)	8,619	2,500
U.S. Renal Care Inc., Initial Term Loan
5.250%, 12/30/2022	2,071	1,931
UFC Holdings, Term Loan, 1st Lien
5.000%, 08/18/2023	940	951
Valeant Pharmaceuticals International Inc., Delayed Draw F-1, Term Loan B, 1st Lien
5.500%, 04/01/2022	744	744
Veritas US, Term Loan B1, 1st Lien
6.625%, 01/27/2023	2,152	1,985
Vistra Operations Company, Initial Term Loan C, 1st Lien
5.000%, 08/04/2023	201	203
Vistra Operations Company, Initial Term Loan, 1st Lien
5.000%, 08/04/2023	882	892
Vitera Healthcare Solutions LLC, Initial Term Loan, 2nd Lien
0.093%, 11/04/2021	900	873

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Walter Investment Management Corp., Initial Term Loan, 1st Lien
0.048%, 12/18/2020	$956		$908
Weight Watchers International Inc., Initial Tranche, Term Loan B-2, 1st Lien
4.100%, 04/02/2020	337		278
4.000%, 04/02/2020	118		97
Western Digital, Term Loan B, 1st Lien
4.500%, 04/29/2023	1,688		1,714
Wilton Brands Inc., Initial Term Loan, 1st Lien
8.500%, 08/30/2018	2,781		2,608
Zekelman Industries Inc., Term Loan, 1st Lien
6.000%, 06/14/2021	647		652

Total Loan Participations (Cost $155,542) ($ Thousands)			149,849

	Shares
COMMON STOCK — 0.8%
Aspect Software, Cl CR1 *(H)	27,500		385
Aspect Software, Cl CR2 *(H)	1,526		21
Cengage Learning Holdings II	2,408		37
Ceva Holdings *(H)	561		196
CUI Acquisition *(H)	3		251
Dana	112,964		2,144
Dex Media *	82,018		197
Energy & Exploration Partners *(H)	185		72
Global Aviation Holdings, Cl A *	97,655		—
Halcon Resources *	68,040		636
Medical Card Systems *	264,653		—
Mirabela Nickel *(H)	5,869,596		1
Mmodal *	42,430		658
Nelson Education *	115,452		5
NII Holdings *	51,236		110
Quad Graphics	35		1
Reichhold Industries *(H)	1,427		903
SandRidge Energy *	6,259,724		512
Seventy Seven Energy *	61,686		2,776
TE Holdcorp *	50,160		351
Titan Energy *	22,243		534
Vistra Energy	218,213		3,382

Total Common Stock (Cost $15,023) ($ Thousands)			13,172

	Face Amount (Thousands	)

MUNICIPAL BONDS — 0.6%
Connecticut — 0.2%
Mohegan Tribal, Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (B)	$3,625		3,709

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2037 (A)	$130	$81
Commonwealth of Puerto Rico, Ser A, GO
8.000%, 07/01/2035 (A)	2,450	1,651
Commonwealth of Puerto Rico, Ser A, GO
5.125%, 07/01/2037 (A)	775	480
5.000%, 07/01/2041 (A)	705	426

		2,638

Texas — 0.2%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	3,220	3,361

Total Municipal Bonds (Cost $10,032) ($ Thousands)		9,708

CONVERTIBLE BONDS — 0.5%
Advanced Micro Devices CV to 125.0031
2.125%, 09/01/2026	625	986
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	615	372
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026 (B)	267	289
Ensco Jersey Finance CV to 71.3343
3.000%, 01/31/2024 (B)	659	672
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,078	2,355
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,661	988
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (B)	825	1,028
Mirabela Nickel
9.500%, 06/24/2019 (A)(B)(H)	1,541	284
Mirant CV to 14.7167
0.000%, 06/15/2021 (A)	2,200	–
SandRidge Energy
0.000%, 10/04/2020 (J)	533	664
Weatherford International CV to 129.1656
5.875%, 07/01/2021 (J)	267	290

Total Convertible Bonds (Cost $9,010) ($ Thousands)		7,928

	Shares

PREFERRED STOCK — 0.3%
Aspen Insurance Holdings, 5.950% (G)	86,000	2,177
Ceva Holdings, 0.000% *(H)	1,214	425
SLM, 1.934% (G)	20,597	1,153

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
TE Holdcorp, 0.000% *	73,170	$1,024

Total Preferred Stock (Cost $5,320) ($ Thousands)		4,779

	Number of Warrants

WARRANTS — 0.0%
Mmodal, Expires 07/31/2017
Strike Price $40 *	15,150	4
Mmodal, Expires 07/31/2017
Strike Price $48 *	19,978	1
SandRidge Energy, Expires 10/04/2022
Strike Price $42 *	3,108	12
SandRidge Energy, Expires 10/04/2022
Strike Price $41 *	7,383	26
Seventy Seven Energy, Expires 08/21/2021
Strike Price $24 *	2,631	54

Total Warrants (Cost $62) ($ Thousands)		97

	Shares

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.660% **†(L)	6,090	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 6.5%
SEI Daily Income Trust, Government Fund, Cl A
0.320% **†	106,847,511	106,848

Total Cash Equivalent (Cost $106,848) ($ Thousands)		106,848

Total Investments — 99.1% (Cost $1,625,458) ($ Thousands) @		$1,618,767

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

A list of the outstanding centrally cleared swap agreements held by the Fund at December 31, 2016, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY SERIES 26	SELL	5.00	06/20/21	(5,400)	$206
JPMorgan Chase Bank	CDX.NA.HY SERIES 27	SELL	5.00	12/20/21	(1,900)	(18)

						$188

For the period ended December 31, 2016, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,633,622 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
(A)	Security is in default on interest payment.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $718,821 ($ Thousands), representing 44.0% of the net assets of the Fund.
(C)	Securities considered illiquid. The total value of such securities as of December 31, 2016 was $0 ($ Thousands) and represented 0.0% of the net assets of the Fund.
(D)	Securities considered restricted. The total market value of such securities as of December 31, 2016 was $0 ($ Thousands) and represented 0.0% of the net assets of the Fund.
(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on December 31, 2016. The coupon on a step bond changes on a specified date.
(F)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $2 ($ Thousands).
(G)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.
(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2016 was $26,692 ($ Thousands) and represented 1.6% of Net Assets.
(I)	Warehouse Note — Interest rate and maturity date are not available.
(J)	The rate reported is the effective yield at the time of purchase.
(K)	Unsettled bank loan. Interest rate not available.
(L)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $6 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

L.P. — Limited Partnership

LLC — Limited Liability Company

LTD — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $1,625,458 ($ Thousands), and the unrealized appreciation and depreciation were $72,616 ($ Thousands) and $(79,307) ($ Thousands), respectively.

A list of restricted securities held by the Fund as of December 31, 2016 is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (escrow security)	$2,750	11/30/10	11/30/10	$–	$–	0.00%

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Continued)

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,159,637	$5,588	$1,165,225
Asset-Backed Securities	–	1,183	159,972	161,155
Loan Participations	–	135,449	14,400	149,849
Common Stock	10,132	553	2,487	13,172
Municipal Bonds	–	2,639	7,069	9,708
Convertible Bonds	–	7,644	284	7,928
Preferred Stock	2,177	2,177	425	4,779
Warrants	–	92	5	97
Affiliated Partnership	–	6	–	6
Cash Equivalent	106,848	–	–	106,848

Total Investments in Securities	$119,157	$1,309,380	$190,230	$1,618,767

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$—	$206	$—	$206
Unrealized Depreciation	—	(18)	—	(18)

Total Other Financial Instruments	$—	$188	$—	$188

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Corporate Obligations	Asset-Backed Securities	Loan Participations	Municipal Bonds	Convertible Bonds	Preferred Stock	Common Stock	Warrants
Balance as of September 30, 2016	$5,566	$162,028	$13,534	$7,946	$432	$425	$2,338	$5
Accrued discounts/premiums	11	(34)	118	-	(1)	-	-	-
Realized gain/(loss)	-	197	(9)	41	-	-	-	-
Change in unrealized appreciation/(depreciation)	(117)	9,562	453	(127)	(147)	-	149	-
Purchases	-	20,771	585	-	-	-	-	-
Sales	-	(32,552)	(281)	(791)	-	-	-	-
Transfer into Level 3	128	-	-	-	-	-	-	-
Transfer out of Level 3	-	-	-	-	-	-	-	-
Ending Balance as of December 31, 2016	$5,588	$159,972	$14,400	$7,069	$284	$425	$2,487	$5
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(263)	$9,009	$453	$(127)	$(26)	$–	$119	$–

(1) Of the $190,230 ($ Thousands) in Level 3 securities as of December 31, 2016, $8,165 ($ Thousands) or 0.0% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there have been transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$6	$-	$-	$6	$-
SEI Daily Income Trust, Government Fund, Cl A	51,074	422,795	(367,021)	106,848	36

Totals	$51,080	$422,795	$(367,021)	$106,854	$36

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

High Yield Bond Fund (Concluded)

As of December 31, 2016, High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $7.3 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$493,761	$493,761
Maximum potential amount of future payments	-	-	-	7,300,000	7,300,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	7,300,000	-	-	7,300,000
> than 400	-	-	-	-	-	-
Total	$-	$-	$7,300,000	$-	$-	$7,300,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (B) — 41.9%
Albion Capital
0.794%, 01/20/2017	$1,000	$1,000
AutoZone
0.951%, 01/12/2017 (C)	1,800	1,800
Bank of Nova Scotia
1.083%, 03/29/2017 (C)	3,000	2,993
Bank of Tokyo-Mitsubishi UFJ
1.250%, 05/15/2017	2,000	2,001
Bedford Row Funding
1.236%, 04/19/2017	4,000	4,004
Ciesco
1.061%, 03/17/2017 (C)	2,000	1,996
Coca Cola
0.975%, 03/01/2017 (C)	500	499
Collateralized CP LLC
1.346%, 04/19/2017	3,000	3,004
1.153%, 04/06/2017	1,200	1,201
Commonwealth Bank of Australia
1.366%, 03/29/2017 (C)	500	500
1.276%, 05/17/2017 (C)	3,500	3,503
1.266%, 05/04/2017 (C)	1,400	1,401
CVS Health
0.981%, 01/12/2017 (C)	1,800	1,799
DBS Bank
0.793%, 01/26/2017 (C)	6,500	6,497
DNB Bank
0.956%, 05/02/2017 (C)	3,000	3,002
Enterprise Products Operating
1.031%, 01/04/2017 (C)	1,000	1,000
Hyundai Capital America
0.901%, 01/04/2017 (C)	1,800	1,800
Macquarie Bank
1.173%, 03/14/2017 (C)	1,000	998
0.912%, 02/13/2017 (C)	2,500	2,497
0.902%, 02/09/2017 (C)	2,500	2,498
Mizuho Bank
0.907%, 01/13/2017 (C)	3,500	3,499
National Bank of Canada
0.801%, 01/24/2017 (C)	2,000	1,999
NBCUniversal Enterprise
0.921%, 01/10/2017 (C)	1,800	1,800
Nissan Motor Acceptance
0.901%, 01/10/2017 (C)	1,800	1,800
Norinchukin Bank
1.464%, 03/21/2017	600	601
Old Line Funding LLC
0.982%, 06/01/2017 (C)	2,500	2,501
Ontario Teachers’ Finance Trust
1.197%, 05/10/2017 (C)	2,500	2,488
Oversea-Chinese Banking
1.093%, 03/14/2017 (C)	2,000	1,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (B) (continued)
Ryder System
0.850%, 01/03/2017	$1,800	$1,800
Southern California Edison
0.880%, 01/05/2017 (C)	1,800	1,800
Suncorp-Metway
1.329%, 05/30/2017 (C)	2,000	1,988
1.064%, 03/22/2017 (C)	2,500	2,493
Thunder Bay Funding
1.154%, 03/20/2017	3,000	2,994
0.831%, 02/15/2017 (C)	4,000	3,996
Toyota Motor Credit
0.943%, 01/13/2017	1,000	1,000
United Overseas Bank
1.211%, 04/04/2017 (C)	1,500	1,496
0.923%, 01/23/2017 (C)	1,500	1,499
0.882%, 01/25/2017 (C)	2,000	1,999
0.731%, 01/12/2017 (C)	2,000	2,000
Victory Receivables
1.153%, 03/15/2017 (C)	1,500	1,497
1.141%, 03/16/2017 (C)	2,000	1,996
0.550%, 01/03/2017 (C)	924	924
Westpac Banking
1.007%, 01/13/2017 (C)	750	750

Total Commercial Paper (Cost $88,888) ($ Thousands)		88,909

CORPORATE OBLIGATIONS — 12.6%
Consumer Discretionary — 0.9%
Toyota Motor Credit MTN
1.192%, 12/05/2017 (D)	2,000	2,001

Financials — 11.7%
Australia & New Zealand Banking Group MTN
1.250%, 01/10/2017	4,000	4,000
Australia & New Zealand Banking Group
1.256%, 01/10/2017 (C)(D)	1,000	1,000
Caisse Centrale Desjardins MTN
1.550%, 09/12/2017 (C)	2,000	2,001
DNB Bank
3.200%, 04/03/2017 (C)	2,600	2,612
1.234%, 02/13/2017 (D)	1,000	1,001
Macquarie Bank
5.000%, 02/22/2017 (C)	1,100	1,105
Nordea Bank
3.125%, 03/20/2017 (C)	4,250	4,269
1.286%, 04/27/2017 (D)	2,500	2,501
Toronto-Dominion Bank (D)
1.349%, 04/06/2017	2,000	2,003
1.269%, 11/22/2017	1,700	1,700

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
1.124%, 01/06/2017 (D)	$1,300	$1,300
Westpac Banking
1.241%, 05/19/2017 (D)	1,210	1,211
		24,703

Total Corporate Obligations (Cost $26,706) ($ Thousands)		26,704

MUNICIPAL BONDS — 1.7%
California — 0.2%
California State, GO
Callable 01/03/2017 @ 100
0.690%, 05/01/2040 (A)(D)	500	500

Connecticut — 0.5%
Connecticut State, Development Authority, AMT, RB
Callable 01/03/2017 @ 100
0.750%, 08/01/2023 (A)(D)	1,000	1,000

Texas — 0.5%
North Texas, Tollway Authority, RB
Callable 04/01/2017 @ 100
0.730%, 01/01/2049 (A)(D)	1,000	1,000

Wyoming — 0.5%
Sweetwater County, RB
Callable 01/03/2017 @ 100
0.730%, 11/01/2024 (A)(D)	1,000	1,000

Total Municipal Bonds (Cost $3,500) ($ Thousands)		3,500

CERTIFICATES OF DEPOSIT — 25.6%
Bank of Montreal
1.139%, 05/02/2017	500	500
1.130%, 02/13/2017	3,000	3,000
Bank of Nova Scotia
1.284%, 11/01/2017 (C)	2,000	2,002
1.274%, 04/12/2017	300	300
1.114%, 04/25/2017	1,750	1,750
Bank of Tokyo-Mitsubishi UFJ
1.260%, 04/27/2017	2,500	2,500
Bedford Row Funding
1.236%, 06/26/2017 (C)	2,500	2,501
Caisse Centrale Desjardins
1.397%, 03/27/2017	500	500
Canadian Imperial Bank of Commerce
1.284%, 05/02/2017	1,750	1,751

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
1.225%, 05/24/2017	$800	$800
1.167%, 12/01/2017	1,500	1,500
Kookmin Bank
0.690%, 01/04/2017	6,000	6,000
Mitsubishi UFJ Trust & Banking
1.365%, 04/03/2017	700	701
National Australia Bank
1.114%, 04/27/2017	1,000	1,000
Norinchukin Bank
1.364%, 04/11/2017	1,500	1,502
1.250%, 04/24/2017	2,000	2,000
1.200%, 02/10/2017	2,500	2,501
State Street Bank & Trust
1.114%, 03/10/2017	4,000	4,003
Sumitomo Mitsui Trust Bank Limited
1.476%, 02/28/2017	2,300	2,301
1.456%, 02/17/2017	1,000	1,000
1.281%, 03/13/2017	600	600
1.232%, 04/12/2017	1,000	1,000
1.231%, 04/04/2017	1,500	1,500
1.213%, 02/09/2017	1,000	1,000
1.212%, 04/20/2017	4,000	4,000
1.202%, 04/20/2017	2,500	2,500
1.157%, 06/01/2017	2,000	2,000
Westpac Banking
1.333%, 06/15/2017	800	800
1.232%, 10/20/2017 (C)	2,000	2,001
1.032%, 01/23/2017	750	750

Total Certificates of Deposit (Cost $54,253) ($ Thousands)		54,263

U.S. TREASURY OBLIGATION (B) — 7.1%
U.S. Treasury Bills
0.301%, 01/05/2017	15,000	15,000

Total U.S. Treasury Obligation (Cost $14,999) ($ Thousands)		15,000

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Conservative Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	256	$–

Total Cash Equivalent (Cost $–) ($ Thousands)		–

	Face Amount (Thousands)
REPURCHASE AGREEMENTS (E) — 10.8%
Bank of Montreal 0.500%, dated 12/30/2016, to be repurchased on 01/03/2017, repurchase price $2,000,083 (collateralized by various U.S. Treasury obligations, ranging in par value $1,000 - $700,000, 0.000% – 8.750%, 05/05/2017 – 02/15/2040; total market value $2,040,021)	$2,000	2,000
Goldman Sachs 0.440%, dated 12/30/2016, to be repurchased on 01/03/2017, repurchase price $19,000,697 (collateralized by various FNMA obligations and Gold Commodity participating certificates, ranging in par value $1,274,835 - $4,321,000, 3.000% - 4.500%, 08/01/2030 – 12/01/2046; total market value $19,570,000)	19,000	19,000
TD Securities 0.530%, dated 12/30/2016, to be repurchased on 01/03/2017, repurchase price $2,000,088 (collateralized by a U.S. Treasury obligation, par value $2,072,800, 3.000%, 11/15/2045; total market value $2,040,046)	2,000	2,000

Total Repurchase Agreements (Cost $23,000) ($ Thousands)		23,000

Total Investments — 99.7% (Cost $211,346) ($ Thousands) @		$211,376

Percentages are based on Net Assets of $212,036 ($ Thousands).
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
(A)	Securities are held in connection with a letter of credit issued by a major bank.
(B)	The rate reported is the effective yield at the time of purchase.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $88,795 ($ Thousands), representing 41.9% of the net assets of the Fund.
(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.
(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $211,346 ($ Thousands), and the unrealized appreciation and depreciation were $39 ($ Thousands) and $(9) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$88,909	$–	$88,909
Corporate Obligations	–	26,704	–	26,704
Municipal Bonds	–	3,500	–	3,500
Certificates of Deposit	–	54,263	–	54,263
U.S. Treasury Obligation	–	15,000	–	15,000
Cash Equivalent	–	–	–	–
Repurchase Agreements	–	23,000	–	23,000

Total Investments in Securities	$–	$211,376	$–	$211,376

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income
SEI Daily Income Trust, Government Fund, Cl A	$ 51	$ 27,256	$ (27,307)	$ –	$ –

Totals	$ 51	$ 27,256	$ (27,307)	$ –	$ –

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.8%
Alabama — 9.4%
Alaska State, Housing Finance Authority, Ser A, RB
0.690%, 12/01/2040	$4,000	$4,000
Tuscaloosa County, Industrial Development Authority, Ser F, RB
0.750%, 04/01/2028	5,000	5,000
University of Alabama at Birmingham, Ser B, RB
0.730%, 09/01/2042	5,000	5,000

		14,000

Arizona — 2.2%
Arizona State University, Ser A, RB Callable 01/03/2017 @ 100
0.670%, 07/01/2034 (A)	3,300	3,300

California — 5.7%
California State, Pollution Control Financing Authority, Ser B, RB
0.690%, 03/01/2042 (A)	2,600	2,600
Compton, Unified School District, Ser A, GO, BAM
2.000%, 06/01/2017	1,100	1,104
Los Angeles County, Schools, Pooled Financing Program, Ser A-3, RB
2.000%, 06/30/2017	1,000	1,005
Orange County, Housing Authority, Oasis Martinique Project, Ser I, RB, FNMA Callable 01/15/2017 @ 100
0.790%, 06/15/2028 (A)	1,400	1,400
Tender Option Bond Trust Receipts, GO Callable 08/01/2017 @ 100
1.020%, 08/01/2037 (A)(B)	2,400	2,400

		8,509

Colorado — 3.4%
Colorado State, TAN, Ser A, RB
3.000%, 06/27/2017	4,000	4,040
2.000%, 06/27/2017	1,000	1,005

		5,045

Connecticut — 1.3%
Connecticut State, Housing Finance Authority, Sub-Ser C-3, RB Callable 01/03/2017 @ 100
0.720%, 11/15/2045 (A)	1,000	1,000
Connecticut State, Ser F, GO
4.000%, 11/15/2017	1,000	1,024

		2,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida — 5.3%
Escambia County, Health Facilities Authority, Azalea Trace Project, Ser B, RB, AGC Callable 02/01/2017 @ 100
0.900%, 11/15/2029 (A)	$700	$700
Miami-Dade County, Industrial Development Authority, RB Callable 01/03/2017 @ 100
0.850%, 04/01/2032 (A)(C)	5,695	5,695
Orange County, Health Facilities Authority, RB
2.000%, 08/01/2017	500	500
USF Financing, Master Lease Program, Ser A, COP
4.000%, 07/01/2017	1,000	1,014

		7,909

Georgia — 4.4%
Municipal Electric Authority of Georgia, Sub- Ser B, RB Callable 01/03/2017 @ 100
0.690%, 01/01/2048 (A)(C)	6,500	6,500

Idaho — 0.8%
Idaho State, TAN, GO
2.000%, 06/30/2017	1,250	1,257

Illinois — 5.2%
Elmhurst, Industrial Development Revenue Authority, Randall Manufacturing Production Project, AMT, RB Callable 01/03/2017 @ 100
1.170%, 02/01/2027 (A)(C)	1,715	1,715
Illinois State, Finance Authority, Ser B, RB
0.750%, 11/01/2038	4,100	4,100
Illinois State, Finance Authority, Unity Point Health Project, Ser D, RB
4.000%, 02/15/2017	720	722
Saint Clair County, McKendree College Project, RB
0.740%, 06/01/2034	1,265	1,265

		7,802

Indiana — 0.6%
Indiana State, Finance Authority, RB
0.770%, 12/01/2036	900	900

Iowa — 4.6%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB Callable 01/03/2017 @ 100
0.950%, 04/02/2022 (A)(C)	2,300	2,300

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Pollution Control Facilities, Mid-American Energy Project, RB Callable 02/01/2017 @ 100
0.720%, 09/01/2036 (A)	$1,500	$1,500
Iowa State, Finance Authority, RB
0.730%, 05/01/2031	3,000	3,000

		6,800

Kentucky — 4.1%
Louisville & Jefferson County, Metropolitan Sewer District, RB
3.500%, 11/15/2017	6,000	6,120

Louisiana — 2.3%
Ascension Parish, Industrial Development Board, BASF Project, RB Callable 02/01/2017 @ 100
0.790%, 10/01/2039 (A)	2,000	2,000
Louisiana State, Public Facilities Authority, RB Callable 01/03/2017 @ 100
0.710%, 12/01/2040 (A)	500	500
Louisiana State, Public Facilities Authority, Ser C, RB Callable 01/03/2017 @ 100
0.710%, 12/01/2043 (A)	900	900

		3,400

Maryland — 1.4%
Maryland State, Community Development Authority, RB
0.750%, 02/01/2041	1,070	1,070
Maryland State, Economic Development, RB
0.760%, 04/01/2033 (A)(C)	1,000	1,000

		2,070

Massachusetts — 4.7%
Massachusetts State, Department of Transportation, Ser A-1, RB
0.700%, 01/01/2029	4,000	4,000
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/2017	500	500
Massachusetts State, Water Resources Authority, Sub-Ser A-3, RB Callable 01/03/2017 @ 100
0.710%, 08/01/2037 (A)	1,500	1,500
Salisbury, BAN, GO
2.000%, 09/15/2017	1,000	1,008

		7,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan — 2.1%
Michigan State, Finance Authority, Higher Education Facilities, University of Detroit Mercy Project, RB Callable 01/03/2017 @ 100
0.810%, 11/01/2040 (A)(C)	$1,960	$1,960
Michigan State, Strategic Fund, Kay Screen Printing Project, AMT, RB Callable 01/03/2017 @ 100
0.970%, 05/01/2020 (A)(C)	1,100	1,100

		3,060

Minnesota — 4.1%
Minnesota State, 911 Services Revenue, RB
5.000%, 06/01/2017	6,000	6,101

Mississippi — 0.1%
Mississippi State, Business Finance, Ser H, RB Callable 02/01/2017 @ 100
0.740%, 11/01/2035 (A)	200	200

Missouri — 1.5%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB Callable 01/03/2017 @ 100
0.730%, 04/15/2034 (A)(C)	2,300	2,300

Nebraska — 0.1%
Nebraska State, Public Power District, Ser C, RB
5.000%, 01/01/2017	150	150

Nevada — 1.3%
Clark County, Airport System Revenue, Ser D-2, RB
0.720%, 07/01/2040	1,875	1,875

New Jersey — 5.4%
Burlington County, Bridge Commission, Sub-Ser, RB
2.000%, 11/16/2017	5,000	5,035
Hudson County, Improvement Authority, Ser B-1, RB
2.000%, 06/27/2017	500	502
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2017	500	510
Passaic County, BAN, Ser A, GO
2.000%, 12/11/2017	1,000	1,008

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wayne Township, BAN, GO
2.000%, 07/14/2017	$1,000	$1,004

		8,059

New York — 12.5%
Broome County, BAN, GO
2.000%, 05/05/2017	1,500	1,505
Corning City, School District, BAN, GO
2.000%, 06/22/2017	1,000	1,003
Metropolitan Transportation Authority, Sub-Ser E-1, RB Callable 01/03/2017 @ 100
0.740%, 11/01/2035 (A)(C)	1,100	1,100
New York City, Housing Development Authority, Hewitt House Apartments Project, Ser A, RB Callable 01/03/2017 @ 100
0.730%, 11/01/2048 (A)(C)	2,000	2,000
New York City, Municipal Water Finance Authority, RB
0.720%, 06/15/2049	900	900
New York City, Ser A-5, GO Callable 01/03/2017 @ 100
0.710%, 08/01/2036 (A)(C)	700	700
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser A-4, RB
0.730%, 08/01/2039 (A)	300	300
New York State, Dormitory Authority, Rockefeller University Project, Ser B, RB Callable 01/03/2017 @ 100
0.730%, 07/01/2040 (A)	1,500	1,500
New York State, Housing Finance Agency, RB Callable 01/03/2017 @ 100
0.680%, 05/01/2049 (A)(C)	6,500	6,500
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB Callable 01/03/2017 @ 100
0.970%, 06/01/2024 (A)(C)	910	910
Phelps-Clifton Springs, Central School District, BAN, GO
1.500%, 06/30/2017	500	501
Triborough Bridge & Tunnel Authority, Ser A, RB Callable 02/03/2017 @ 100
0.700%, 11/01/2035 (A)(C)	200	200
Westchester County, Industrial Development Authority, RB
0.700%, 11/01/2024	1,500	1,500

		18,619

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio — 3.1%
American Municipal Power, Electric System Improvement Authority, Village of Holiday City Project, RB
1.250%, 05/02/2017	$1,000	$1,001
Elyria, BAN, GO
1.125%, 05/25/2017	600	600
Franklin County, HealthCare Facilities Refunding and Improvement Authority, Ohio Presbyterian Retirement Services Project, RB Callable 01/05/2017 @ 100
0.770%, 07/01/2035 (A)(C)	400	400
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB Callable 01/03/2017 @ 100
0.730%, 03/01/2033 (A)(C)	1,000	1,000
Hamilton, Multi-Family Housing Authority, Affordable Housing Project, Ser B, RB Callable 01/03/2017 @ 100
0.870%, 01/01/2035 (A)(C)	1,726	1,726

		4,727

Pennsylvania — 2.9%
Bucks County, Water & Sewer Authority, RB, BAM
1.500%, 06/01/2017	470	471
Montgomery County, Industrial Development Authority, RB
0.900%, 11/15/2029	1,400	1,400
Philadelphia, Gas Works Authority, Ser D, RB Callable 02/01/2017 @ 100
0.720%, 08/01/2031 (A)(C)	600	600
Philadelphia, TAN, Ser A, GO
2.000%, 06/30/2017	1,600	1,607
Seneca Valley, School District, Ser B, GO
0.700%, 04/01/2017	350	350

		4,428

Tennessee — 3.4%
Clarksville, Public Building Authority, RB Callable 02/01/2017 @ 100
0.790%, 06/01/2029 (A)(C)	5,000	5,000

Texas — 0.9%
Harris County, Cultural Education Facilities Finance, Sub-Ser C-1, RB Callable 01/03/2017 @ 100
0.720%, 12/01/2024 (A)	1,300	1,300

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utah — 1.9%
Emery County, Pollution Control, RB Callable 01/03/2017 @ 100
0.690%, 11/01/2024 (A)(C)	$2,800	$2,800

Virginia — 2.0%
Albemarle County, Industrial Development Authority, Jefferson Scholars Foundation Project, RB Callable 01/03/2017 @ 100
0.800%, 10/01/2037 (A)(C)	2,000	2,000
Loudoun County, Economic Development Authority, RB
5.000%, 12/01/2017	1,000	1,035

		3,035

Washington — 0.7%
Tobacco Settlement Authority, RB
5.000%, 06/01/2017	1,000	1,015

Wisconsin — 1.4%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB Callable 01/03/2017 @ 100
0.970%, 12/01/2020 (A)(C)	700	700
Wisconsin State, Housing & Economic Development Authority, Ser C, RB Callable 01/03/2017 @ 100
0.720%, 01/01/2031 (A)	1,400	1,400

		2,100

Total Municipal Bonds (Cost $147,480) ($ Thousands)		147,413

Total Investments — 98.8% (Cost $147,480) ($ Thousands) @		$147,413

Percentages are based on Net Assets of $149,128 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $2,400 ($ Thousands), representing 1.6% of the net assets of the Fund.
(C)	Securities are held in connection with a letter of credit issued by a major bank.

AGC — Assured Guaranty Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN — Bond Anticipation Note

COP — Certificate of Participation

FNMA — Federal National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TAN — Tax Anticipation Note

@	At December 31, 2016, the tax basis cost of the Fund’s investments was $147,480 ($ Thousands), and the unrealized appreciation and depreciation were $0 ($ Thousands) and $(67) ($ Thousands), respectively.

As of December 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2019	$10,365	$10,952
1.875%, 07/15/2019	11,900	12,671
1.625%, 01/15/2018	10,823	11,106
1.375%, 07/15/2018	11,160	11,581
1.375%, 01/15/2020	14,358	15,100
1.250%, 07/15/2020	22,184	23,429
1.125%, 01/15/2021	25,343	26,586
0.625%, 07/15/2021	26,913	27,771
0.125%, 04/15/2018	38,515	38,865
0.125%, 04/15/2019	37,021	37,483
0.125%, 04/15/2020	37,040	37,424
0.125%, 04/15/2021	32,221	32,406

Total U.S. Treasury Obligations (Cost $284,436) ($ Thousands)		285,374

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl A
0.320% **†	35,170	35

Total Cash Equivalent (Cost $35) ($ Thousands)		35

Total Investments — 99.4% (Cost $284,471) ($ Thousands) @		$285,409

Percentages are based on Net Assets of $286,992 ($ Thousands).
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.

Cl — Class

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $284,471 ($ Thousands), and the unrealized appreciation and depreciation were $1,567 ($ Thousands) and $(629) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$–	$285,374	$–	$285,374
Cash Equivalent	35	–	–	35

Total Investments in Securities	$35	$285,374	$–	$285,409

For the period ended December 31, 2016, there were no transfers between Level 1 into Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Value 12/31/2016	Dividend Income

SEI Daily Income Trust, Government Fund, CI A	$ 5,456	$ 30,777	$ (36,198)	$ 35	$ 1

Totals	$ 5,456	$ 30,777	$ (36,198)	$ 35	$ 1

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Consumer Discretionary — 11.7%
Advance Auto Parts	2,094	$354
Amazon.com, Cl A *	11,536	8,650
Autonation *	2,116	103
Autozone *	825	652
Bed Bath & Beyond	4,655	189
Best Buy	7,878	336
BorgWarner	5,801	229
CarMax *	5,456	351
Carnival	12,480	650
CBS, Cl B	11,588	737
Charter Communications, Cl A *	6,300	1,814
Chipotle Mexican Grill, Cl A *	823	311
Coach	8,134	285
Comcast, Cl A	69,790	4,819
Darden Restaurants	3,734	272
Delphi Automotive	7,741	521
Discovery Communications, Cl A *	4,029	110
Discovery Communications, Cl C *	6,593	177
Dollar General	7,573	561
Dollar Tree *	6,785	524
DR Horton	10,386	284
Expedia	3,415	387
Foot Locker, Cl A	4,100	291
Ford Motor	113,176	1,373
Gap	6,198	139
Garmin	3,304	160
General Motors	40,877	1,424
Genuine Parts	4,304	411
Goodyear Tire & Rubber	7,416	229
H&R Block	6,610	152
Hanesbrands	10,667	230
Harley-Davidson, Cl A	4,955	289
Harman International Industries, Cl A	2,089	232
Hasbro	3,098	241
Home Depot	35,682	4,784
Interpublic Group	11,197	262
Johnson Controls International	27,638	1,138
Kohl’s	4,927	243
L Brands	6,908	455
Leggett & Platt	4,165	204
Lennar, Cl A	5,674	244
LKQ *	9,100	279
Lowe’s	25,545	1,817
Macy’s	8,830	316
Marriott International, Cl A	9,451	781
Mattel	9,899	273
McDonald’s	24,607	2,995
Michael Kors Holdings *	4,828	207
Mohawk Industries *	1,858	371
NetFlix *	12,620	1,562
Newell Brands, Cl B	14,313	639

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News, Cl A	9,930	$114
News, Cl B	2,300	27
Nike, Cl B	39,138	1,989
Nordstrom	3,566	171
Omnicom Group	6,769	576
O’Reilly Automotive *	2,712	755
Priceline Group *	1,409	2,066
PulteGroup	8,243	151
PVH	2,420	218
Ralph Lauren, Cl A	1,660	150
Ross Stores	11,435	750
Royal Caribbean Cruises	4,710	386
Scripps Networks Interactive, Cl A	2,894	207
Signet Jewelers	2,113	199
Staples	19,201	174
Starbucks	42,357	2,352
Target, Cl A	16,484	1,191
TEGNA	5,938	127
Tiffany	3,098	240
Time Warner	22,623	2,184
TJX	19,138	1,438
Tractor Supply	3,946	299
TripAdvisor *	3,097	144
Twenty-First Century Fox, Cl A	30,662	860
Twenty-First Century Fox, Cl B	13,900	379
Ulta Salon Cosmetics & Fragrance *	1,700	433
Under Armour, Cl A *	4,946	144
Under Armour, Cl C *	4,981	125
Urban Outfitters *	2,559	73
VF	9,740	520
Viacom, Cl B	10,130	356
Walt Disney	42,881	4,469
Whirlpool	2,309	420
Wyndham Worldwide	3,219	246
Wynn Resorts	2,317	200
Yum! Brands	10,397	658

		68,848

Consumer Staples — 9.0%
Altria Group	56,969	3,852
Archer-Daniels-Midland	16,741	764
Brown-Forman, Cl B	5,228	235
Campbell Soup	5,672	343
Church & Dwight	7,400	327
Clorox	3,822	459
Coca-Cola	113,682	4,713
Colgate-Palmolive	25,948	1,698
ConAgra Foods	11,992	474
Constellation Brands, Cl A	5,270	808
Costco Wholesale	12,776	2,046
Coty, Cl A	13,149	241
CVS Health	31,199	2,462

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dr Pepper Snapple Group	5,289	$480
Estee Lauder, Cl A	6,444	493
General Mills	17,141	1,059
Hershey	4,086	423
Hormel Foods	7,816	272
JM Smucker	3,304	423
Kellogg	7,194	530
Kimberly-Clark	10,577	1,207
Kraft Heinz	17,500	1,528
Kroger	27,248	940
McCormick	3,314	309
Mead Johnson Nutrition, Cl A	5,538	392
Molson Coors Brewing, Cl B	5,524	538
Mondelez International, Cl A	45,253	2,006
Monster Beverage *	11,865	526
PepsiCo	41,840	4,378
Philip Morris International	45,537	4,166
Procter & Gamble	78,309	6,584
Reynolds American	24,364	1,365
SYSCO, Cl A	14,743	816
Tyson Foods, Cl A	8,375	517
Walgreens Boots Alliance	25,207	2,086
Wal-Mart Stores	44,176	3,053
Whole Foods Market	9,251	285

		52,798

Energy — 7.2%
Anadarko Petroleum, Cl A	16,393	1,143
Apache	11,201	711
Baker Hughes	12,315	800
Cabot Oil & Gas	14,198	332
Chesapeake Energy *	21,302	150
Chevron	55,226	6,500
Cimarex Energy	2,849	387
Concho Resources *	4,200	557
ConocoPhillips	36,486	1,829
Devon Energy	15,026	686
EOG Resources	16,827	1,701
EQT	4,905	321
Exxon Mobil	121,400	10,958
FMC Technologies *	6,813	242
Halliburton	25,042	1,354
Helmerich & Payne	3,243	251
Hess	7,874	490
Kinder Morgan	55,614	1,152
Marathon Oil	23,892	414
Marathon Petroleum	15,637	787
Murphy Oil	4,295	134
National Oilwell Varco, Cl A	11,330	424
Newfield Exploration *	5,573	226
Noble Energy	12,537	477
Occidental Petroleum	22,300	1,588

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oneok	5,954	$342
Phillips 66	13,099	1,132
Pioneer Natural Resources	4,892	881
Range Resources	5,587	192
Schlumberger, Cl A	40,837	3,428
Southwestern Energy *	13,886	150
Spectra Energy	20,757	853
Tesoro	3,403	298
Transocean	12,231	180
Valero Energy	13,097	895
Williams	19,746	615

		42,580

Financials — 14.1%
Affiliated Managers Group *	1,529	222
Aflac	11,809	822
Allstate	10,712	794
American Express	22,613	1,675
American International Group	29,205	1,907
Ameriprise Financial	4,617	512
Aon	7,709	860
Arthur J. Gallagher	5,300	275
Assurant	1,782	166
Bank of America	295,545	6,532
Bank of New York Mellon	31,243	1,480
BB&T	23,656	1,112
Berkshire Hathaway, Cl B *	55,530	9,050
BlackRock	3,515	1,338
Capital One Financial	14,615	1,275
Charles Schwab	35,435	1,399
Chubb	13,666	1,806
Cincinnati Financial	4,293	325
Citigroup	83,645	4,971
Citizens Financial Group	15,100	538
CME Group	9,848	1,136
Comerica	5,073	346
Discover Financial Services	11,446	825
E*Trade Financial *	8,170	283
Fifth Third Bancorp	21,751	587
Franklin Resources	10,436	413
Goldman Sachs Group	10,921	2,615
Hartford Financial Services Group	10,961	522
Huntington Bancshares	32,247	426
Intercontinental Exchange	17,380	981
Invesco	11,712	355
JPMorgan Chase	104,817	9,045
KeyCorp	31,552	576
Leucadia National	9,340	217
Lincoln National	6,609	438
Loews	8,089	379
M&T Bank	4,508	705
Marsh & McLennan	14,917	1,008

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MetLife	32,112	$1,731
Moody’s	4,704	443
Morgan Stanley	42,617	1,801
Nasdaq, Cl A	3,487	234
Navient	10,409	171
Northern Trust	6,071	541
People’s United Financial	9,789	190
PNC Financial Services Group	14,297	1,672
Principal Financial Group, Cl A	7,733	447
Progressive	17,321	615
Prudential Financial	12,677	1,319
Regions Financial	35,860	515
S&P Global	7,578	815
SunTrust Banks	14,539	798
Synchrony Financial	22,801	827
T. Rowe Price Group	7,240	545
Torchmark, Cl A	3,035	224
Travelers	8,352	1,022
Unum Group	6,963	306
US Bancorp	46,802	2,404
Wells Fargo	132,433	7,298
Willis Towers Watson	3,747	458
XL Group	8,014	299
Zions Bancorporation	6,137	264

		82,855

Health Care — 12.8%
Abbott Laboratories	43,015	1,652
AbbVie	47,525	2,976
Aetna, Cl A	10,316	1,279
Agilent Technologies	9,285	423
Alexion Pharmaceuticals *	6,708	821
Allergan	11,180	2,348
AmerisourceBergen	5,154	403
Amgen, Cl A	21,763	3,182
Anthem	7,738	1,113
Baxter International	14,192	629
Becton Dickinson	6,152	1,019
Biogen *	6,350	1,801
Boston Scientific *	39,092	846
Bristol-Myers Squibb	48,638	2,842
C.R. Bard	2,097	471
Cardinal Health	9,503	684
Celgene, Cl A *	22,694	2,627
Centene *	4,900	277
Cerner *	8,712	413
Cigna	7,410	988
Cooper, Cl A	1,400	245
DaVita HealthCare Partners *	4,857	312
DENTSPLY SIRONA	6,671	385
Edwards Lifesciences, Cl A *	6,372	597
Eli Lilly	28,213	2,075

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Endo International *	5,438	$90
Envision Healthcare *	3,336	211
Express Scripts Holding *	18,032	1,240
Gilead Sciences	38,513	2,758
HCA Holdings *	8,343	618
Henry Schein *	2,322	352
Hologic *	8,000	321
Humana	4,290	875
Illumina *	4,400	563
Intuitive Surgical *	1,146	727
Johnson & Johnson	79,644	9,176
Laboratory Corp of America Holdings *	2,917	375
Mallinckrodt *	3,211	160
McKesson	6,637	932
Medtronic	40,241	2,866
Merck	80,466	4,737
Mettler Toledo International *	800	335
Mylan *	13,426	512
Patterson	2,462	101
PerkinElmer	2,969	155
Perrigo	4,076	339
Pfizer	177,557	5,767
Quest Diagnostics	4,078	375
Regeneron Pharmaceuticals *	2,215	813
St. Jude Medical	8,509	682
Stryker	9,176	1,099
Thermo Fisher Scientific	11,511	1,624
UnitedHealth Group	27,911	4,467
Universal Health Services, Cl B	2,542	270
Varian Medical Systems *	2,565	230
Vertex Pharmaceuticals *	7,158	527
Waters *	2,320	312
Zimmer Biomet Holdings	5,753	594
Zoetis, Cl A	14,273	764

		75,375

Industrials — 9.8%
3M	17,626	3,147
Acuity Brands	1,300	300
Alaska Air Group	3,500	311
Allegion	2,694	172
American Airlines Group	15,325	716
Ametek	6,664	324
Arconic	12,392	230
Boeing	16,709	2,601
C.H. Robinson Worldwide	4,087	299
Caterpillar, Cl A	17,145	1,590
Cintas	2,552	295
CSX	27,188	977
Cummins	4,463	610
Danaher, Cl A	17,991	1,400
Deere	8,313	857

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delta Air Lines, Cl A	21,522	$1,059
Dover	4,446	333
Dun & Bradstreet	952	115
Eaton	13,039	875
Emerson Electric	18,526	1,033
Equifax	3,576	423
Expeditors International of Washington	5,208	276
Fastenal, Cl A	8,522	400
FedEx	7,169	1,335
Flowserve	3,754	180
Fluor	3,992	210
Fortive	8,795	472
Fortune Brands Home & Security	4,800	257
General Dynamics	8,365	1,444
General Electric	259,093	8,187
Honeywell International	22,352	2,589
Illinois Tool Works	9,231	1,130
Ingersoll-Rand	7,503	563
Jacobs Engineering Group *	3,321	189
JB Hunt Transport Services	2,545	247
Kansas City Southern	3,163	268
L-3 Communications Holdings	2,219	338
Lockheed Martin	7,393	1,848
Masco	9,323	295
Nielsen Holdings	9,580	402
Norfolk Southern	8,402	908
Northrop Grumman	5,161	1,200
PACCAR	10,119	647
Parker-Hannifin, Cl A	3,852	539
Pentair	4,777	268
Pitney Bowes	5,551	84
Quanta Services *	4,382	153
Raytheon	8,599	1,221
Republic Services	6,662	380
Robert Half International	3,459	169
Rockwell Automation	3,735	502
Rockwell Collins	3,930	365
Roper Technologies	2,914	533
Ryder System	1,523	113
Snap-on	1,655	283
Southwest Airlines, Cl A	18,133	904
Stanley Black & Decker	4,411	506
Stericycle, Cl A *	2,426	187
Textron	7,737	376
TransDigm Group	1,500	373
Union Pacific	24,119	2,501
United Continental Holdings *	8,300	605
United Parcel Service, Cl B	20,111	2,306
United Rentals *	2,499	264
United Technologies	22,432	2,459
Verisk Analytics, Cl A *	4,700	382
Waste Management	11,682	828

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WW Grainger	1,547	$359
Xylem	5,248	260

		57,972

Information Technology — 19.9%
Accenture, Cl A	18,148	2,126
Activision Blizzard	19,600	708
Adobe Systems *	14,564	1,499
Akamai Technologies *	4,974	332
Alliance Data Systems	1,646	376
Alphabet, Cl A *	8,669	6,870
Alphabet, Cl C *	8,693	6,709
Amphenol, Cl A	8,920	599
Analog Devices	8,943	649
Apple	156,030	18,071
Applied Materials	31,971	1,032
Autodesk, Cl A *	5,605	415
Automatic Data Processing	13,042	1,340
Broadcom	11,575	2,046
CA	8,933	284
Cisco Systems	146,572	4,429
Citrix Systems *	4,526	404
Cognizant Technology Solutions, Cl A *	17,577	985
Corning, Cl B	29,371	713
CSRA	4,666	149
eBay *	29,947	889
Electronic Arts *	8,628	680
F5 Networks, Cl A *	1,891	274
Facebook, Cl A *	68,571	7,889
Fidelity National Information Services, Cl B	9,653	730
First Solar *	2,122	68
Fiserv, Cl A *	6,482	689
Flir Systems	3,792	137
Global Payments	4,347	302
Harris	3,527	361
Hewlett Packard Enterprise	48,910	1,132
HP	51,010	757
Intel	138,697	5,030
International Business Machines	25,268	4,194
Intuit	7,285	835
Juniper Networks	11,333	320
KLA-Tencor	4,449	350
Lam Research	4,820	510
Linear Technology	7,036	439
MasterCard, Cl A	27,682	2,858
Microchip Technology	6,537	419
Micron Technology *	29,871	655
Microsoft	227,196	14,118
Motorola Solutions	4,802	398
NetApp	8,228	290
Nvidia	15,648	1,670
Oracle, Cl B	87,633	3,369

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paychex	9,600	$584
PayPal Holdings *	33,085	1,306
Qorvo *	3,805	201
Qualcomm	42,968	2,801
Red Hat *	5,160	360
salesforce.com *	18,872	1,292
Seagate Technology	8,843	337
Skyworks Solutions	5,607	419
Symantec, Cl A	18,608	445
TE Connectivity	10,203	707
Teradata *	3,999	109
Texas Instruments	29,411	2,146
Total System Services	4,667	229
VeriSign *	2,678	204
Visa, Cl A	54,832	4,278
Western Digital	8,238	560
Western Union	13,877	301
Xerox	24,356	213
Xilinx	7,487	452
Yahoo! *	26,032	1,007

		117,050

Materials — 2.7%
Air Products & Chemicals	6,361	915
Albemarle	3,400	293
Avery Dennison	2,776	195
Ball	5,256	394
CF Industries Holdings	7,137	225
Dow Chemical, Cl A	32,989	1,888
E.I. Du Pont de Nemours	25,265	1,854
Eastman Chemical	4,198	316
Ecolab	7,654	897
FMC	3,849	218
Freeport-McMoRan, Cl B *	35,762	472
International Flavors & Fragrances	2,215	261
International Paper	11,973	635
LyondellBasell Industries, Cl A	9,743	836
Martin Marietta Materials, Cl A	1,865	413
Monsanto	12,928	1,360
Mosaic	10,010	294
Newmont Mining	15,404	525
Nucor	9,248	550
PPG Industries	7,670	727
Praxair	8,333	976
Sealed Air	5,658	256
Sherwin-Williams, Cl A	2,313	622
Vulcan Materials	3,930	492
WestRock	7,492	380

		15,994

Real Estate — 2.8%
American Tower, Cl A ‡	12,516	1,323

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management, Cl A ‡	4,543	$206
AvalonBay Communities ‡	4,122	730
Boston Properties ‡	4,508	567
CBRE Group, Cl A *	8,525	268
Crown Castle International ‡	10,428	905
Digital Realty Trust, Cl A ‡	4,700	462
Equinix ‡	2,059	736
Equity Residential ‡	10,533	678
Essex Property Trust ‡	1,960	456
Extra Space Storage ‡	3,500	270
Federal Realty Investment Trust ‡	2,000	284
General Growth Properties ‡	16,897	422
HCP ‡	14,130	420
Host Hotels & Resorts ‡	21,312	401
Iron Mountain ‡	6,776	220
Kimco Realty ‡	12,596	317
Macerich ‡	3,565	253
Mid-America Apartment Communities ‡	3,200	313
ProLogis ‡	15,271	806
Public Storage ‡	4,300	961
Realty Income ‡	7,818	449
Simon Property Group ‡	9,258	1,645
SL Green Realty ‡	2,815	303
UDR ‡	7,900	288
Ventas ‡	10,510	657
Vornado Realty Trust ‡	5,131	536
Welltower ‡	10,407	697
Weyerhaeuser ‡	21,560	649

		16,222

Telecommunication Services — 2.5%
AT&T	179,903	7,651
CenturyTel	16,542	394
Frontier Communications	30,139	102
Level 3 Communications *	8,481	478
Verizon Communications	119,298	6,368

		14,993

Utilities — 3.0%
AES	19,812	230
Alliant Energy	7,000	265
Ameren	7,144	375
American Electric Power	14,529	915
American Water Works	5,200	376
Centerpoint Energy	13,117	323
CMS Energy	8,313	346
Consolidated Edison	8,778	647
Dominion Resources	18,404	1,410
DTE Energy	5,141	507
Duke Energy	19,998	1,552
Edison International	9,490	683
Entergy	5,177	380

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eversource Energy	9,144	$505
Exelon	27,290	969
FirstEnergy	12,121	375
NextEra Energy	13,798	1,648
NiSource	9,413	208
NRG Energy	8,464	104
PG&E	14,893	905
Pinnacle West Capital	3,094	241
PPL	20,239	689
Public Service Enterprise Group	15,057	661
SCANA	3,980	292
Sempra Energy	7,268	732
Southern	28,782	1,416
WEC Energy Group	9,137	536
Xcel Energy	15,046	612

		17,902

Total Common Stock (Cost $506,755) ($ Thousands)		562,589

Total Investments — 95.5% (Cost $506,755) ($ Thousands) @		$562,589

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)

S&P 500 Index E-MINI	(133)	Mar-2017	$143
Topix Index	224	Mar-2017	778

			$921

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

01/09/17	USD	1,116	SAR	4,239	$14
01/09/17	USD	54,113	KRW	65,616,360	241
01/09/17	USD	54,991	EUR	52,876	805
01/09/17	EUR	52,876	USD	59,207	3,411
04/10/17	EUR	52,876	USD	55,224	(831)
01/09/17	SAR	109,545	USD	28,509	(691)
01/09/17-04/10/17	USD	60,333	INR	4,157,622	281
01/09/17	USD	53,028	INR	3,580,422	(317)
01/09/17	INR	24,800	USD	368	3
01/09/17	INR	3,856,622	USD	56,482	(294)
01/09/17-	KRW	65,616,360	USD	58,582	4,228
04/10/17	KRW	65,616,360	USD	54,100	(440)
01/10/17	USD	3,037	JPY	356,622	23
01/10/17	JPY	356,622	USD	3,304	245
04/10/17-	JPY	466,397	USD	3,994	(26)

					$6,652

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America Merrill Lynch	$(2,131)	$2,278	$147
Bank of America	(200,818)	199,814	(1,004)
Goldman Sachs	(162,448)	165,804	3,356
JPMorgan Chase Bank	(48,729)	52,754	4,025
Morgan Stanley	(119,751)	119,647	(104)
Standard Chartered	(6,904)	7,136	232

			$6,652

For the period ended December 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $589,256 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

EUR — Euro

JPY — Japanese Yen

INR — Indian Rupee

KRW — Korean Won

S&P— Standard & Poor’s

SAR — Saudi Riyal

USD — United States Dollar

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $506,755 ($ Thousands), and the unrealized appreciation and depreciation were $68,429 ($ Thousands) and $(12,595) ($Thousands), respectively.

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Dynamic Asset Allocation Fund (Concluded)

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$562,589	$–	$–	$562,589

Total Investments in Securities	$562,589	$–	$–	$562,589

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$921	$—	$—	$921
Forwards Contracts *
Unrealized Appreciation	—	9,251	—	9,251
Unrealized Depreciation	—	(2,599)	—	(2,599)

Total Other Financial Instruments	$921	$6,652	$—	$7,573

*Futures contracts and forwards contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 43.4%
AQR Managed Futures Strategy HV Fund , Cl I	1,906,070	$17,726
ASG Managed Futures Strategy Fund , Cl Y	2,194,489	21,572
Blackrock Global Long/Short Credit Fund , Cl I	5,189,359	52,516
Driehaus Active Income Fund , Cl I	3,985,546	40,573
Merger Fund , Cl I	3,551,201	55,257
SEI Institutional Managed Trust Long/Short Alternative Fund , Cl Y †	3,430,279	34,371

Total Registered Investment Companies (Cost $232,491) ($ Thousands)		222,015

COMMON STOCK — 32.7%

Consumer Discretionary — 4.5%
Adient *	36,772	2,155
American Eagle Outfitters	30,001	455
Bandai Namco Holdings	10,900	301
Comcast, Cl A	8,747	604
Dave & Buster’s Entertainment *	18,767	1,057
Foot Locker, Cl A	7,813	554
Gap	24,727	555
Hennes & Mauritz, Cl B	17,902	499
Hilton Worldwide Holdings *	29,181	1,624
Home Depot	4,175	560
HUGO BOSS	9,775	599
John Wiley & Sons, Cl A	2,544	139
Kohl’s	10,704	529
Liberty Global LiLAC, Cl C *	27,432	581
Madison Square Garden *	10,540	1,808
Mediaset Espana Comunicacion	48,040	565
Metaldyne Performance Group	18,665	428
Nitori Holdings	2,200	252
Nordstrom	14,446	692
Pinnacle Entertainment *	79,267	1,149
Shimamura	2,300	288
Six Flags Entertainment	16,263	975
Start Today	29,400	509
Tesla Motors *	1,401	299
Time Warner	27,606	2,665
Urban Outfitters *	15,014	428
Walt Disney	5,570	580
William Lyon Homes, Cl A *	106,491	2,027

		22,877

Consumer Staples — 1.0%
Anheuser-Busch InBev	700	74
Japan Tobacco	12,600	415
Jeronimo Martins	33,432	520
Lion	36,000	593
Nestle	7,272	523
Nu Skin Enterprises, Cl A	5,380	257
Pilgrim’s Pride	22,000	418

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Procter & Gamble	6,669	$561
Rite Aid *	55,315	456
Seven & i Holdings	2,000	76
SunOpta *	20,337	143
Swedish Match	15,936	508
Wal-Mart Stores	7,761	536
Wesfarmers	4,452	136

		5,216

Energy — 3.5%
Bristow Group	106,544	2,182
Chevron	2,027	239
Energen	5,071	292
Energy Transfer Partners (A)	17,651	632
Exxon Mobil	6,102	551
Galp Energia SGPS	39,207	587
Gran Tierra Energy *	284,292	859
Halcon Resources *	213,150	1,991
Helix Energy Solutions Group *	172,049	1,517
Newfield Exploration *	8,211	332
Patterson-UTI Energy	7,165	193
RELX	32,111	542
Spectra Energy	79,614	3,271
Ultra Petroleum *	73,682	533
Valero Energy	2,562	175
Viper Energy Partners (A)	126,801	2,040
Western Refining	53,794	2,036

		17,972

Financials — 1.7%
Allied World Assurance Holdings	34,685	1,863
American Capital *	86,681	1,553
Bats Global Markets	19,374	649
Berkshire Hathaway, Cl B *	3,870	631
CIMIC Group ‡	423	11
Comerica	19,269	1,312
Commonwealth Bank of Australia	8,673	518
State Street	6,784	527
Toronto-Dominion Bank	13,300	657
Zions Bancorporation	19,661	846

		8,567

Health Care — 3.4%
ABIOMED *	2,441	275
Akorn *	19,950	436
Alere *	7,459	291
Astellas Pharma	39,400	549
Biogen *	1,772	503
Bruker BioSciences	24,900	527
Charles River Laboratories International *	4,326	330
Dainippon Sumitomo Pharma	15,800	272
DiaSorin	5,616	333

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Durect *	115,576	$155
Exelixis *	14,566	217
Galenica	476	538
Hoya	13,500	568
ICON *	5,947	447
Idexx Laboratories *	5,062	594
Illumina *	3,927	503
Incyte *	6,128	615
Mallinckrodt *	7,989	398
McKesson	2,098	295
Mettler Toledo International *	1,508	631
Novo Nordisk, Cl B	12,729	460
Orion, Cl B	2,154	96
Parexel International *	6,730	442
Quintiles Transnational *	8,614	655
Recordati	16,038	455
Roche Holding	495	113
St. Jude Medical	46,794	3,752
Taro Pharmaceutical Industries *	3,593	378
United Therapeutics *	4,898	703
Universal Health Services, Cl B	4,486	477
Valeant Pharmaceuticals International *	15,900	231
VWR *	6,387	160
Waters *	3,975	534
WellCare Health Plans *	5,342	732

		17,665

Industrials — 4.6%
ACS Actividades de Construccion y Servicios	16,753	531
Aena (B)	15,400	2,106
BE Aerospace	30,759	1,852
Builders FirstSource *	177,949	1,952
BWX Technologies, Cl W	53,100	2,108
Central Japan Railway	3,100	511
Commercial Vehicle Group *	56,961	315
Curtiss-Wright	2,131	210
Delta Air Lines, Cl A	43,486	2,139
Deutsche Lufthansa	40,588	525
General Electric	600	19
H&E Equipment Services	16,446	382
Hawaiian Holdings *	7,731	441
Herc Holdings *	10,537	423
HOCHTIEF	4,524	635
Huntington Ingalls Industries, Cl A	3,361	619
Japan Airlines	15,500	454
JetBlue Airways *	23,587	529
Joy Global	63,808	1,787
Komatsu	8,200	186
Kone, Cl B	1,945	87
ManpowerGroup	2,967	264
Mitsubishi Electric	40,000	559
Oshkosh Truck	6,331	409

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Park24	8,400	$228
Robert Half International	10,645	519
Rockwell Collins	1,059	98
Swift Transportation, Cl A *	9,239	225
United Continental Holdings *	36,583	2,666
United Rentals *	3,355	354
Westpac Banking	14,531	343

		23,476

Information Technology — 8.6%
Acacia Communications *	2,531	156
Akamai Technologies *	10,247	683
Ambarella *	2,763	150
Applied Micro Circuits *	32,154	265
Axcelis Technologies *	45,101	656
Brocade Communications Systems	107,442	1,342
Brother Industries	3,100	56
CDK Global	31,661	1,890
Citrix Systems *	6,772	605
CommerceHub *	46,238	694
Constellation Software	1,100	500
Cornerstone OnDemand *	8,554	362
Dell Technologies—VMware, Cl V *	14,134	777
EarthLink Holdings	8,837	50
Exar *	89,727	967
F5 Networks, Cl A *	4,810	696
Facebook, Cl A *	4,298	494
Fingerprint Cards, Cl B *	37,760	261
Five9 *	137,416	1,950
Harmonic, Cl A *	146,903	735
Intersil, Cl A	15,129	337
InvenSense, Cl A *	45	1
Ixia *	13,980	225
Kakaku.com	27,300	453
Lattice Semiconductor *	25,757	190
Linear Technology	73,957	4,611
Logitech International	23,886	597
Manhattan Associates *	2,407	128
Match Group *	103,146	1,764
Mentor Graphics	29,998	1,107
MercadoLibre	3,072	480
Micron Technology *	96,255	2,110
Mixi	25,727	942
MobileIron *	65,839	247
NCR *	33,264	1,349
NetApp	8,899	314
NXP Semiconductors *	85,701	8,400
Seagate Technology	13,738	524
Skyworks Solutions	6,349	474
Stamps.com *	2,749	315
Symantec, Cl A	31,866	761
Take-Two Interactive Software, Cl A *	6,223	307

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teradata *	20,726	$563
Teradyne	28,709	729
VeriSign *	6,075	462
VMware, Cl A *	8,859	697
XO Group *	58,308	1,134
Zynga, Cl A *	528,628	1,359

		43,869

Materials — 3.3%
Barrick Gold	17,900	287
Cabot	10,280	520
Chemours	15,269	337
Constellium, Cl A *	292,521	1,726
Dow Chemical, Cl A	23,664	1,354
Evonik Industries	3,382	101
Fletcher Building	41,427	306
Fortescue Metals Group	102,602	438
Headwaters, Cl A *	89,860	2,113
Huntsman	22,740	434
Ingevity *	40,397	2,216
Mitsubishi Gas Chemical	1,000	17
Monsanto	3,579	377
Newcrest Mining	27,647	405
Norbord	84,207	2,129
Nucor	11,026	656
Reliance Steel & Aluminum	3,094	246
Sibanye Gold ADR	6,422	45
Steel Dynamics	21,355	760
Stillwater Mining *	66,778	1,076
SunCoke Energy Partners (A)	1,740	33
TimkenSteel *	44,350	687
Valvoline	12,546	270
Worthington Industries	7,837	372

		16,905

Real Estate — 0.0%
Equity One, Cl A ‡	5,631	173

Telecommunication Services — 1.8%
AT&T	14,027	597
BCE	4,443	192
Cincinnati Bell *	30,665	685
FairPoint Communications *	13,235	248
KDDI	6,200	157
Level 3 Communications *	61,088	3,443
Lumos Networks *	30,175	471
Nippon Telegraph & Telephone	11,500	484
NTT DOCOMO	21,100	482
Spark New Zealand	185,751	442
Zayo Group Holdings *	63,736	2,094

		9,295

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
Utilities — 0.3%
Calpine *		26,790	$306
CLP Holdings, Cl B		56,000	514
Red Electrica		16,549	313
Toho Gas		50,000	408

			1,541

Total Common Stock (Cost $158,216) ($ Thousands)			167,556

	Face Amount (Thousands)

SOVEREIGN DEBT — 2.6%
Argentine Bonos del Tesoro
16.000%, 10/17/2023	ARS	17,036	1,030
15.500%, 10/17/2026		3,915	238
Argentine Republic Government International Bond
8.750%, 06/02/2017		$1,489	1,541
7.820%, 12/31/2033	EUR	1,288	1,304
7.820%, 12/31/2033		407	418
5.000%, 01/15/2027		542	503
3.875%, 01/15/2022		444	448
3.380%, 03/31/2019(C)		1,426	837
3.380%, 03/31/2019(C)		228	135
Iraq Government International Bond
5.800%, 01/15/2028		$701	582
Letras del Banco Central de la Republica Argentina(D)
25.610%, 01/25/2017	ARS	2,973	185
25.392%, 01/18/2017		15,938	994
23.835%, 01/11/2017		8,345	523
Paraguay Government International Bond
4.625%, 01/25/2023		$533	538
4.625%, 01/25/2023		200	202
Russian Federal Bond - OFZ
6.400%, 05/27/2020	RUB	76,570	1,188
Russian Foreign Bond - Eurobond
4.750%, 05/27/2026		$1,400	1,433
Second Pakistan International Sukuk
6.750%, 12/03/2019		321	339
Ukraine Government International Bond
7.750%, 09/01/2019		703	707

Total Sovereign Debt (Cost $13,675) ($ Thousands)			13,145

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 2.5%
United States Treasury Bill
0.754%, 11/09/2017 (D)		$13,000	$12,911

Total U.S. Treasury Obligation (Cost $12,915) ($ Thousands)			12,911

CORPORATE OBLIGATIONS — 1.7%

Energy — 1.5%
EP PetroEcuador via Noble Sovereign Funding I
6.627%, 09/24/2019 (E)		320	323
Petrobras Global Finance BV
8.375%, 05/23/2021		729	785
5.750%, 01/20/2020		575	582
4.875%, 03/17/2020		1,707	1,688
3.250%, 04/01/2019	EUR	252	271
3.000%, 01/15/2019		$1,079	1,052
Petroleos de Venezuela
6.000%, 05/16/2024		1,350	520
6.000%, 11/15/2026		1,946	749
Petroleos Mexicanos MTN
6.875%, 08/04/2026		196	207
4.250%, 01/15/2025		420	386
1.875%, 04/21/2022	EUR	456	462
Petroleos Mexicanos
5.375%, 03/13/2022		$395	404
4.607%, 03/11/2022 (E)		278	287
			7,716

Industrials — 0.1%
Mexico City Airport Trust
5.500%, 10/31/2046		400	360

Telecommunication Services — 0.1%
GTH Finance BV
6.250%, 04/26/2020		424	444

Total Corporate Obligations (Cost $8,005) ($ Thousands)			8,520

	Shares

PREFERRED STOCK — 0.4%

Financials — 0.4%
FHLMC, 8.375% *(E)		132,779	1,004
FNMA, 8.250% *(C)(E)		114,003	912

Total Preferred Stock (Cost $832) ($ Thousands)			1,916

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 19.1%
SEI Daily Income Trust, Government Fund, Cl A
0.320% **†	97,668,530	$97,669

Total Cash Equivalent (Cost $97,669) ($ Thousands)		97,669

Total Investments — 102.4% (Cost $523,803) ($ Thousands) @		$523,732

COMMON STOCK SOLD SHORT— (18.8)%

Consumer Discretionary — (2.9)%
Adient *	(2,470)	(145)
Advance Auto Parts	(2,659)	(450)
American Axle & Manufacturing Holdings *	(9,333)	(180)
Berkeley Group Holdings	(2,212)	(77)
CarMax *	(6,884)	(443)
Charter Communications, Cl A *	(2,469)	(711)
Cie Financiere Richemont	(7,390)	(490)
CST Brands	(11,565)	(557)
Daimler	(8,543)	(637)
Dillard’s, Cl A	(8,405)	(527)
Fossil Group *	(17,642)	(456)
GameStop, Cl A	(34,994)	(884)
Garmin	(11,793)	(572)
Hanesbrands	(19,208)	(414)
iRobot *	(12,695)	(742)
Liberty Broadband, Cl C *	(8,030)	(595)
Liberty Global LiLAC, Cl C *	(9,909)	(210)
Marui Group	(39,100)	(572)
MSG Networks *	(13,956)	(300)
NetFlix *	(2,728)	(338)
NGK Spark Plug	(24,600)	(548)
Norwegian Cruise Line Holdings *	(13,404)	(570)
NVR *	(387)	(646)
Party City Holdco *	(22,154)	(314)
PulteGroup	(25,628)	(471)
Select Comfort *	(42,375)	(958)
Tesla Motors *	(5,441)	(1,163)
Toyota Motor	(200)	(12)
Universal Electronics *	(15,087)	(974)

		(14,956)

Consumer Staples — (0.5)%
Coca-Cola European Partners	(14,033)	(441)
Coty, Cl A	(25,500)	(467)
Energizer Holdings	(12,489)	(557)
Sanderson Farms	(5,921)	(558)
WhiteWave Foods, Cl A *	(12,271)	(682)

		(2,705)

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)

Energy — (2.5)%
Callon Petroleum *	(16,515)	$(254)
Cheniere Energy *	(12,812)	(531)
Clayton Williams Energy *	(1,283)	(153)
Enbridge	(78,416)	(3,303)
EOG Resources	(5,592)	(565)
Halliburton	(8,720)	(472)
Lundin Petroleum *	(7,177)	(156)
Marathon Oil	(25,115)	(435)
Parsley Energy, Cl A *	(17,334)	(611)
Patterson-UTI Energy	(10,343)	(278)
PrairieSky Royalty	(21,900)	(522)
Royal Dutch Shell, Cl A	(12,979)	(356)
SBM Offshore	(33,782)	(531)
Sunoco Logistics Partners (A)	(26,491)	(636)
Targa Resources	(9,127)	(512)
Tesoro	(23,384)	(2,045)
Transocean	(38,397)	(566)
US Silica Holdings	(8,206)	(465)
Weatherford International *	(64,503)	(322)

		(12,713)

Financials — (0.9)%
Ares Capital	(41,872)	(690)
Banco Popular Espanol	(390,271)	(378)
Banco Santander	(1,172)	(6)
Brookfield Asset Management, Cl A	(9,425)	(311)
CaixaBank	(191,679)	(635)
CBOE Holdings	(6,187)	(457)
Cullen/Frost Bankers	(1,690)	(149)
Element Fleet Management	(58,300)	(542)
Fairfax Financial Holdings	(110)	(54)
Goldman Sachs Group	(626)	(150)
Mitsubishi UFJ Financial Group	(72,100)	(445)
New York Community Bancorp	(33,763)	(537)
Texas Capital Bancshares *	(1,877)	(147)
UBS Group	(3,691)	(58)

		(4,559)

Health Care — (1.5)%
Abbott Laboratories	(40,965)	(1,573)
Acadia Healthcare, Cl A *	(10,802)	(358)
ACADIA Pharmaceuticals *	(12,337)	(356)
Aceto	(20,943)	(460)
Aegon	(38,289)	(211)
Alnylam Pharmaceuticals *	(5,507)	(206)
Express Scripts Holding *	(5,757)	(396)
Johnson & Johnson	(4,157)	(479)
Merck	(8,085)	(476)
Mylan *	(13,823)	(527)
Novartis	(6,811)	(497)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Ono Pharmaceutical	(14,900)	$(326)
Orthofix International *	(12,581)	(455)
Pfizer	(15,431)	(501)
ResMed	(3,401)	(211)
Sarepta Therapeutics *	(1,586)	(44)
STERIS	(1,037)	(70)
Team Health Holdings *	(5,929)	(258)
Ultragenyx Pharmaceutical *	(2,970)	(209)

		(7,613)

Industrials — (2.6)%
Abertis Infraestructuras	(33,218)	(466)
Acuity Brands	(2,173)	(502)
Airbus	(7,219)	(479)
Argan	(29,355)	(2,071)
Assa Abloy, Cl B	(26,414)	(492)
Avis Budget Group *	(7,846)	(288)
Bombardier, Cl B *	(370,000)	(596)
Canadian Pacific Railway	(3,300)	(471)
CNH Industrial	(56,152)	(490)
FANUC	(3,500)	(595)
Ferrovial	(28,350)	(508)
Illinois Tool Works	(5,936)	(727)
JGC	(21,100)	(384)
Keihan Holdings	(63,000)	(415)
Keppel	(133,100)	(533)
Krones	(350)	(32)
Landstar System	(1,783)	(152)
Lincoln Electric Holdings	(1,940)	(149)
Middleby *	(4,366)	(562)
MonotaRO	(10,500)	(215)
MSC Industrial Direct, Cl A	(1,595)	(147)
Quanta Services *	(8,596)	(300)
Rockwell Automation	(1,126)	(151)
Seibu Holdings	(28,700)	(516)
Sembcorp Industries	(241,500)	(476)
Stericycle, Cl A *	(6,561)	(505)
TASER International *	(128)	(3)
United Rentals *	(3,565)	(376)
XPO Logistics *	(12,880)	(556)

		(13,157)

Information Technology — (4.6)%
Advanced Micro Devices *	(36,194)	(410)
Analog Devices	(17,140)	(1,245)
Apple	(5,617)	(651)
Applied Materials	(4,537)	(146)
Aspen Technology *	(2,754)	(151)
Blackbaud, Cl A	(11,353)	(727)
Broadcom	(3,668)	(648)
Cirrus Logic *	(2,565)	(145)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Cognex	(2,347)	$(149)
Computer Sciences	(2,503)	(149)
Criteo ADR *	(19,322)	(794)
CSRA	(14,411)	(459)
Cypress Semiconductor	(51,013)	(584)
Electronic Arts *	(15,128)	(1,191)
F5 Networks, Cl A *	(1,032)	(149)
Finisar *	(4,850)	(147)
First Data, Cl A *	(23,503)	(333)
FleetCor Technologies *	(3,326)	(471)
Global Payments	(7,406)	(514)
Gogo *	(27,129)	(250)
Goldcorp	(19,200)	(262)
GrubHub *	(32,485)	(1,222)
Inphi *	(3,254)	(145)
Just Eat *	(96,910)	(699)
Keyence	(800)	(550)
Leidos Holdings	(10,061)	(514)
LivePerson *	(68,597)	(518)
Manhattan Associates *	(13,954)	(740)
Marvell Technology Group	(40,107)	(556)
Methode Electronics	(7,003)	(290)
Microsoft	(4,625)	(287)
Mobileye *	(25,127)	(958)
NETGEAR *	(8,065)	(438)
NeuStar, Cl A *	(34,297)	(1,145)
New Relic *	(12,489)	(353)
Nvidia	(1,345)	(144)
Palo Alto Networks *	(3,483)	(436)
Pandora Media *	(36,090)	(471)
Rosetta Stone *	(47,380)	(422)
Sumco	(27,000)	(350)
Total System Services	(602)	(29)
Trimble *	(4,944)	(149)
Tyler Technologies *	(3,552)	(507)
Verint Systems *	(8,391)	(296)
Versum Materials *	(19,313)	(542)
Viasat *	(12,783)	(846)
VMware, Cl A *	(14,139)	(1,113)
Wirecard	(6,837)	(295)
Yahoo Japan	(41,000)	(158)

		(23,748)

Materials — (1.8)%
Amcor	(26,754)	(290)
Antofagasta	(71,066)	(593)
ArcelorMittal	(69,447)	(514)
BHP Billiton	(35,592)	(646)
Cabot	(14,907)	(753)
CF Industries Holdings	(17,266)	(543)
Cliffs Natural Resources *	(31,356)	(264)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
E.I. Du Pont de Nemours	(18,482)	$(1,357)
Franco-Nevada	(7,600)	(455)
Freeport-McMoRan, Cl B *	(57,191)	(754)
K+S	(23,528)	(563)
LyondellBasell Industries, Cl A	(3,081)	(264)
Rio Tinto	(15,344)	(665)
Royal Gold, Cl A	(6,510)	(412)
RPC Group	(41,427)	(545)
Shin-Etsu Chemical, Cl A	(4,600)	(358)
Silver Wheaton	(19,737)	(382)
SunCoke Energy *	(2,870)	(33)

		(9,391)

Real Estate — 0.0%
Regency Centers	(2,553)	(176)

Telecommunication Services — (1.3)%
AT&T	(50,199)	(2,135)
Boingo Wireless *	(53,286)	(649)
CenturyTel	(83,878)	(1,995)
Consolidated Communications Holdings	(9,681)	(260)
Frontier Communications	(119,242)	(403)
Manitoba Telecom Services	(11,933)	(338)
SBA Communications, Cl A *	(4,967)	(513)
SoftBank Group	(5,900)	(393)

		(6,686)

Utilities — (0.1)%
Spark Energy, Cl A	(23,034)	(698)

Total Common Stock Sold Short (Proceeds $94,055) ($ Thousands)		(96,402)

EXCHANGE TRADED FUNDS SOLD SHORT — (1.4)%
CurrencyShares Japanese Yen Trust	(11,784)	(972)
iShares iBoxx $ High Yield Corporate Bond Fund	(7,039)	(609)
iShares PHLX Semiconductor Fund	(2,378)	(292)
iShares Russell 2000 Value Index Fund	(7,512)	(894)
SPDR S&P 500 Trust	(1,739)	(389)
SPDR S&P Bank Fund	(20,560)	(894)
SPDR S&P Regional Banking Fund	(21,382)	(1,188)
VanEck Vectors Semiconductor Fund	(29,975)	(2,147)

Total Exchange Traded Funds Sold Short (Proceeds $7,396) ($ Thousands)		(7,385)

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK SOLD SHORT— (0.2)%
Consumer Discretionary — (0.2)%
Porsche Automobil Holding, 0.000%	(10,979)	$(599)
Volkswagen, 0.000%	(4,268)	(601)

Total Preferred Stock Sold Short (Proceeds $1,236) ($ Thousands)		(1,200)

Total Investments Sold Short — (20.5)% (Proceeds $102,687) ($ Thousands) #		$(104,987)

	Contracts

PURCHASED OPTIONS (F) — 0.0%
Alere, Expires 02/18/2017, Strike Price $38.00*	18	5
Alere, Expires 02/18/2017, Strike Price $40.00*	26	6
Apollo Education Group, Expires 01/21/2017, Strike Price $8.00*	135	1
Apollo Education Group, Expires 01/21/2017, Strike Price $5.00*	109	–
AT&T, Expires 01/21/2017, Strike Price $42.50*	87	–
AT&T, Expires 02/18/2017, Strike Price $44.00*	78	3
AT&T, Expires 01/21/2017, Strike Price $40.00*	52	1
AT&T, Expires 02/18/2017, Strike Price $45.00*	80	2
AT&T, Expires 01/21/2017, Strike Price $39.00*	178	1
AT&T, Expires 01/21/2017, Strike Price $42.00*	111	–
CenturyLink, Expires 04/22/2017, Strike Price $28.00*	39	1
CenturyLink, Expires 04/22/2017, Strike Price $27.00*	18	1
CenturyLink, Expires 01/21/2017, Strike Price $29.00*	72	–
CenturyLink, Expires 01/21/2017, Strike Price $25.00*	18	–
CenturyLink, Expires 04/22/2017, Strike Price $26.00*	36	2
CenturyLink, Expires 01/21/2017, Strike Price $26.00*	71	–
CenturyLink, Expires 01/20/2018, Strike Price $30.00*	63	4
CenturyLink, Expires 04/22/2017, Strike Price $25.00*	39	3
CenturyLink, Expires 01/20/2018, Strike Price $25.00*	18	3
December 16 Calls on SPX, Expires 01/21/2017, Strike Price $2,330.00*	17	–

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (F) (continued)
December 16 Calls on SPX, Expires 01/21/2017, Strike Price $2,320.00*	9	$–
Depomed, Expires 01/21/2017, Strike Price $19.00*	27	2
Intersil, Expires 01/21/2017, Strike Price $20.00*	76	15
InvenSense, Expires 01/21/2017, Strike Price $9.00*	105	–
InvenSense, Expires 01/21/2017, Strike Price $9.00*	105	2
January 17 Puts on SPX, Expires 01/21/2017, Strike Price $2,240.00*	10	24
January 17 Puts on SPX, Expires 01/21/2017, Strike Price $2,080.00*	10	2
January 17 Puts on SPX, Expires 02/18/2017, Strike Price $2,240.00*	20	65
January 17 Puts on SPX, Expires 02/18/2017, Strike Price $2,080.00*	20	9
Microsemi, Expires 03/18/2017, Strike Price $50.00*	31	5
Monsanto, Expires 01/21/2017, Strike Price $110.00*	19	–
Monsanto, Expires 04/22/2017, Strike Price $110.00*	34	7
NXP Semiconductors, Expires 02/18/2017, Strike Price $100.00*	43	4
NXP Semiconductors, Expires 01/21/2017, Strike Price $97.00*	24	4
NXP Semiconductors, Expires 01/21/2017, Strike Price $97.50*	18	2
Rite Aid, Expires 01/21/2017, Strike Price $6.00*	53	2
Rite Aid, Expires 01/21/2017, Strike Price $8.00*	237	11
Sibanye Gold, Expires 04/22/2017, Strike Price $10.00*	140	6
Sibanye Gold, Expires 04/22/2017, Strike Price $7.50*	61	5
Stillwater Mining, Expires 04/22/2017, Strike Price $14.00*	14	1
Stillwater Mining, Expires 02/18/2017, Strike Price $13.00*	9	–
Stillwater Mining, Expires 04/22/2017, Strike Price $15.00*	35	2
Stillwater Mining, Expires 04/22/2017, Strike Price $13.00*	24	–
Stillwater Mining, Expires 02/18/2017, Strike Price $14.00*	1	–
VanEck Vectors Semiconductor Fund, Expires 02/18/2017, Strike Price $60.00*	88	2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS (F) (continued)
VanEck Vectors Semiconductor Fund, Expires 01/21/2017, Strike Price $70.00*	26	$2
VanEck Vectors Semiconductor Fund, Expires 01/21/2017, Strike Price $66.00*	52	1
VanEck Vectors Semiconductor Fund, Expires 02/18/2017, Strike Price $68.00*	60	7
VanEck Vectors Semiconductor Fund, Expires 02/18/2017, Strike Price $62.00*	90	3
WhiteWave Foods, Expires 01/21/2017, Strike Price $52.50*	21	–
WhiteWave Foods, Expires 01/21/2017, Strike Price $55.00*	113	10

Total Purchased Options (Cost $248) ($ Thousands)		$226

WRITTEN OPTIONS (F) — 0.0%
AT&T, Expires 01/21/2017 Strike Price $35.00*	(39)	–
January 17 Puts on SPX, Expires 01/21/2017 Strike Price $2,160.00*	(20)	(15)
January 17 Puts on SPX, Expires 02/18/2017 Strike Price $2,160.00*	(40)	(51)
Rite Aid, Expires 01/21/2017 Strike Price $7.00*	(219)	(7)
Stillwater Mining, Expires 04/22/2017 Strike Price $16.00*	(1)	–
WhiteWave Foods, Expires 01/21/2017 Strike Price $50.00*	(113)	(64)

Total Written Options (Premiums Received $(105)) ($ Thousands)		$(137)

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bobl	(4)	Mar-2017	$(5)
Euro-BTP	(3)	Mar-2017	(2)
Euro-Buxl 30 Year Bond	(7)	Mar-2017	(34)
S&P 500 Index E-MINI	(16)	Mar-2017	26
U.S. 10-Year Treasury Note	(16)	Mar-2017	8
U.S. Long Treasury Bond	(8)	Mar-2017	(5)

			$(12)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
01/19/17	USD	2,476	SAR	9,333	$12
01/19/17	SAR	9,333	USD	2,431	(57)
01/31/17	KRW	1,210,792	USD	1,022	18
02/28/17	CZK	34,736	EUR	1,300	14
03/15/17	USD	516	ZAR	7,357	15
03/15/17	USD	1,155	RUB	71,589	—
03/15/17	EUR	4,171	USD	4,370	(45)
03/15/17	TRY	4,526	USD	1,277	10
03/15/17	ZAR	7,357	USD	530	(1)
03/15/17	CNY	19,760	USD	2,815	30
12/15/17	EUR	1,371	CZK	36,619	2
11/29/17	EUR	1,300	CZK	34,467	(9)

					$(11)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse First Boston	$(2,785)	$2,815	$30
Deutsche Bank	(5,932)	5,909	(23)
Merrill Lynch	(1,578)	1,586	8
Morgan Stanley	(10,572)	10,546	(26)

			$(11)

For the period ended December 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund (Continued)

A list of open OTC swap agreements held by the Fund at December 31, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
US Bank	1.0 X BRLCDI	11.30%	01/02/20	BRL	$1,229	$28
US Bank	1.0 X BRLCDI	11.27%	01/02/20	BRL	1,000	23
Morgan Stanley	1.0 X BRLCDI	12.05%	01/02/20	BRL	2,594	19

						$70

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Morgan Stanley	Argent	Buy	5.00	06/20/17	1,526	$34
Morgan Stanley	Republic of South Africa	Buy	1.00	12/20/21	401	(5)

						$29

Total Return Swaps

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Morgan Stanley	Delta Lloyd	1-Month Eur - LIBOR	Asset Return	12/12/17	$(84)	$–
Morgan Stanley	Actelion Holding	1 Day Tomnext Offered Indexed Swap	Asset Return	12/03/18	(386)	4

						$4

A list of open centrally cleared swap agreements held by the Fund at December 31, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Deutsche Bank	1.56%	1.0 X BP0006M + 0.0 BPS	11/28/46	GBP	$518	$(19)
Merrill Lynch	1.56%	1.0 X BP0006M + 0.0 BPS	11/29/46	GBP	520	(20)
Morgan Stanley	1.60%	1.0 X BP0006M + 0.0 BPS	12/01/46	GBP	254	(13)

						$(52)

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Citigroup	Brazil	SELL	1.00	06/20/21	$(2,856)	$60
Citigroup	Itraxx Eur Xover Series 25 Version 1	SELL	5.00	06/20/21	(1,000)	9
Citigroup	Republic Of South Africa	BUY	1.00	12/20/21	1,422	(20)
Citigroup	Republic Of Turkey	BUY	1.00	06/20/21	514	3
Citigroup	Republic Of Turkey	BUY	1.00	06/20/21	3,117	(11)
Citigroup	Republic Of Turkey	SELL	1.00	06/20/21	(2,169)	13
Citigroup	Republic Of Turkey	BUY	1.00	12/20/20	2,696	(58)
Citigroup	Russia	SELL	1.00	06/20/21	(2,345)	86
Deutsche Bank	Brazil	BUY	1.00	06/20/21	1,446	20
Deutsche Bank	Mexico	BUY	1.00	12/20/21	1,269	(1)
JPMorgan Chase Bank	Korea	BUY	1.00	12/20/21	1,420	2

						$103

For the period ended December 31, 2016, the total amount of all swap contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $511,660 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At December 31, 2016, such securities amounted to $2,069 ($ Thousands), or 0.4% of the net assets of the Fund.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $2,106 ($ Thousands), representing 0.4% of the net assets of the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund (Continued)

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2016. The coupon on a step bond changes on a specified date.
(D)	The rate reported is the effective yield at the time of purchase.
(E)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.
(F)	For the period ended December 31, 2016, the total amount of open purchased options and written, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ADR – American Depositary Receipt

ARS – Argentine Peso

BRL – Brazilian Real

Cl – Class

CNY – Chinese Yuan

CZK – Czech Koruna

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound

KRW – Korean Won

LIBOR – London Interbank Offered Rate

MTN – Medium Term Note

RUB – Russian Ruble

SAR– Saudi Riyal

S&P– Standard & Poor’s

TRY – Turkish Lira

USD – United States Dollar

ZAR – South African Rand

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $523,803 ($ Thousands), and the unrealized appreciation and depreciation were $14,950 ($ Thousands) and $(15,021) ($Thousands), respectively.

# At December 31, 2016, the tax basis proceeds of the Fund’s securities sold short were $102,687 ($ Thousands), and the unrealized appreciation and depreciation were $3,570 ($ Thousands) and $(5,870) ($Thousands), respectively.

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$222,015	$–	$–	$222,015
Common Stock	167,556	–	–	167,556
Sovereign Debt	–	13,145	–	13,145
U.S. Treasury Obligation	–	12,911	–	12,911
Corporate Obligations	–	8,520	–	8,520
Preferred Stock	1,916	–	–	1,916
Cash Equivalent	97,669	–	–	97,669

Total Investments in Securities	$489,156	$34,576	$–	$523,732

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(96,402)	$–	$–	$(96,402)
Exchange Traded Funds	(7,385)	–	–	(7,385)
Preferred Stock	(1,200)	–	–	(1,200)

Total Securities Sold Short	$(104,987)	$–	$–	$(104,987)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$226	$–	$–	$226
Written Options	(137)	–	–	(137)
Futures Contracts *
Unrealized Appreciation	34	–	–	34
Unrealized Depreciation	(46)	–	–	(46)
Forwards Contracts *
Unrealized Appreciation	–	101	–	101
Unrealized Depreciation	–	(112)	–	(112)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	70	–	70
Credit Default Swaps *
Unrealized Appreciation	–	34	–	34
Unrealized Depreciation	–	(5)	–	(5)
Total Return Swaps *
Unrealized Appreciation	–	4	–	4
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	–	(52)	–	(52)
Credit Default Swaps *
Unrealized Appreciation	–	193	–	193
Unrealized Depreciation	–	(90)	–	(90)

Total Other Financial Instruments	$77	$143	$–	$220

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $ 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Strategy Alternative Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value 12/31/2016	Dividend Income
SIMT Long/Short Alternative Fund, Cl Y	$41,767	$-	$(8,000)	$(273)	$877	$34,371	$1
SDIT Government Fund, Cl A	94,332	153,975	(150,638)	-	-	97,669	52

Totals	$136,099	$153,975	$(158,638)	$(273)	$877	$132,040	$53

As of December 31, 2016, Multi-Strategy Alternative Fund is the seller (“providing protection”) on a total notional amount of $8.4 million. As of December 31, 2016, Multi-Strategy Alternative Fund is the buyer (“receiving protection”) on a total notional amount of $13.8 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	$(378,999)	-	$99,641	$(279,358)
Maximum potential amount of future payments	-	7,370,000	-	1,054,752	8,424,752
Recourse provisions with third parties to recover any amounts paid under the credit derivative
(including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	2,345,000	-	-	2,345,000
201-300	-	-	6,079,752	-	-	6,079,752
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$8,424,752	$-	$-	$8,424,752

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 51.1%
U.S. Treasury Bills (A)
0.646%, 06/15/2017	$34,843	$34,747
0.627%, 05/18/2017 (B)	28,347	28,282
0.617%, 06/08/2017 (B)	21,574	21,516
0.611%, 06/01/2017 (B)	63,636	63,472
0.607%, 05/25/2017 (B)	37,978	37,887
0.541%, 03/16/2017	3,994	3,990
0.501%, 05/04/2017 (B)	1,365	1,362
0.476%, 04/27/2017 (B)	14,642	14,617
0.455%, 01/12/2017 (B)	184,000	183,982
0.451%, 02/23/2017 (B)	7,347	7,342
0.446%, 02/16/2017 (B)	3,623	3,621
0.431%, 01/19/2017 (B)	388,464	388,392
0.421%, 03/30/2017	1,068	1,067
0.395%, 02/02/2017 (B)	97,276	97,242
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	2,088	2,855
3.625%, 04/15/2028	841	1,106
3.375%, 04/15/2032	2,043	2,824
2.625%, 07/15/2017	700	716
2.500%, 01/15/2029	2,090	2,520
2.375%, 01/15/2017	240	240
2.375%, 01/15/2025	3,166	3,635
2.375%, 01/15/2027	779	913
2.125%, 01/15/2019	4,278	4,521
2.125%, 02/15/2041	1,177	1,465
2.000%, 01/15/2026	2,539	2,861
1.875%, 07/15/2019	1,703	1,813
1.750%, 01/15/2028	1,124	1,255
1.375%, 07/15/2018	4,932	5,118
1.375%, 01/15/2020	2,653	2,790
1.375%, 02/15/2044	1,037	1,132
1.250%, 07/15/2020	3,163	3,341
1.125%, 01/15/2021	2,024	2,124
1.000%, 02/15/2046	5,101	5,122
0.750%, 02/15/2042	1,551	1,469
0.750%, 02/15/2045	770	724
0.625%, 07/15/2021	2,338	2,413
0.625%, 01/15/2024	4,455	4,533
0.625%, 01/15/2026	39,656	40,004
0.625%, 02/15/2043	789	722
0.375%, 07/15/2023	2,545	2,568
0.375%, 07/15/2025	29,174	29,015
0.250%, 01/15/2025	1,327	1,305
0.125%, 04/15/2017	426	427
0.125%, 04/15/2018	1,516	1,530
0.125%, 04/15/2019	2,063	2,089
0.125%, 04/15/2020	66,182	66,870
0.125%, 04/15/2021	81,787	82,255
0.125%, 01/15/2022	1,816	1,819
0.125%, 07/15/2022	2,050	2,055
0.125%, 01/15/2023	1,728	1,715

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 07/15/2024		$1,527	$1,500
0.125%, 07/15/2026		41,145	39,787

Total U.S. Treasury Obligations (Cost $1,216,433) ($ Thousands)			1,216,670

SOVEREIGN DEBT — 15.7%
African Development Bank MTN (B)
2.375%, 09/23/2021		1,000	1,009
1.375%, 02/12/2020		1,000	987
1.125%, 03/15/2017		200	200
0.875%, 03/15/2018		500	497
Andina de Fomento
4.375%, 06/15/2022 (B)		250	265
Asian Development Bank MTN (B)
5.593%, 07/16/2018		1,250	1,323
1.625%, 08/26/2020		2,000	1,987
1.375%, 01/15/2019		1,000	998
1.125%, 03/15/2017		150	150
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018	EUR	4,078	4,395
0.750%, 04/15/2018		338	364
Canada Government International Bond (B)
1.625%, 02/27/2019		$1,500	1,507
1.125%, 03/19/2018		1,000	999
0.875%, 02/14/2017		1,200	1,200
Chile Government International Bond
3.875%, 08/05/2020 (B)		250	263
Council of Europe Development Bank (B)
1.750%, 11/14/2019		1,000	1,000
1.625%, 03/16/2021		500	489
1.500%, 02/22/2017		850	850
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	19,659	23,013
1.750%, 04/15/2020		5,133	6,008
0.500%, 04/15/2030		4,997	6,271
0.100%, 04/15/2023		15,110	17,464
0.100%, 04/15/2026		6,031	7,130
0.100%, 04/15/2026		27,230	32,193
0.100%, 04/15/2046		725	949
Development Bank of Japan
5.125%, 02/01/2017 (B)		$200	201
European Bank for Reconstruction & Development MTN (B)
1.750%, 11/26/2019		2,500	2,504
1.500%, 03/16/2020		250	248
1.000%, 02/16/2017		600	600
0.750%, 09/01/2017		200	200

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
European Investment Bank (B)
4.875%, 02/15/2036		$250	$311
4.000%, 02/16/2021		1,000	1,073
2.125%, 10/15/2021		1,000	993
1.625%, 12/15/2020		1,000	986
1.000%, 12/15/2017		150	150
Export Development Canada (B)
1.750%, 08/19/2019		500	502
1.750%, 07/21/2020		1,000	995
1.500%, 10/03/2018		500	501
1.000%, 11/01/2018		1,000	993
0.750%, 12/15/2017		750	747
FMS Wertmanagement AoeR (B)
1.750%, 03/17/2020		500	499
1.250%, 07/30/2018		1,000	998
1.000%, 11/21/2017		950	947
France Government Bond OAT
3.400%, 07/25/2029	EUR	874	1,421
3.150%, 07/25/2032		719	1,201
2.250%, 07/25/2020		21,039	25,282
2.100%, 07/25/2023		1,085	1,399
2.100%, 07/25/2023		1,400	1,805
1.850%, 07/25/2027		3,672	4,946
1.800%, 07/25/2040		2,400	3,760
1.300%, 07/25/2019		244	278
1.100%, 07/25/2022		1,240	1,483
1.100%, 07/25/2022		7,521	8,998
1.000%, 07/25/2017		1,088	1,169
0.700%, 07/25/2030 (C)		1,420	1,747
0.700%, 07/25/2030 (C)		204	252
0.250%, 07/25/2018		1,591	1,728
0.250%, 07/25/2024		6,111	7,071
0.250%, 07/25/2024		3,522	4,075
0.100%, 03/01/2021		3,000	3,363
0.100%, 07/25/2021		7,351	8,312
0.100%, 03/01/2025		12,653	14,429
Hydro-Quebec
1.375%, 06/19/2017 (B)		$150	150
Inter-American Development Bank (B)
7.000%, 06/15/2025		500	653
3.875%, 09/17/2019		350	370
1.125%, 03/15/2017		300	300
International Bank for Reconstruction & Development (B)
4.750%, 02/15/2035		250	304
2.250%, 06/24/2021		1,000	1,007
1.625%, 03/09/2021		1,000	983
0.875%, 04/17/2017		450	450
International Finance MTN (B)
2.125%, 11/17/2017		750	756
1.750%, 09/04/2018		200	201
1.625%, 07/16/2020		2,000	1,990

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.000%, 04/24/2017		$300	$300
0.875%, 06/15/2018		1,000	994
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026	EUR	2,256	2,906
2.600%, 09/15/2023		1,826	2,241
2.550%, 09/15/2041		975	1,289
2.350%, 09/15/2019		2,257	2,579
2.350%, 09/15/2024 (C)		2,138	2,573
2.350%, 09/15/2035		2,444	3,184
2.100%, 09/15/2017		1,007	1,086
2.100%, 09/15/2021		1,482	1,732
1.700%, 09/15/2018		103	114
1.700%, 09/15/2018		928	1,021
1.250%, 09/15/2032 (C)		2,000	2,203
Korea Development Bank
4.625%, 11/16/2021 (B)		$250	271
Nordic Investment Bank MTN (B)
1.500%, 09/29/2020		1,000	986
1.125%, 03/19/2018		1,000	998
1.000%, 03/07/2017		750	750
0.750%, 01/17/2018		200	199
North American Development Bank
2.400%, 10/26/2022 (B)		200	194
Province of British Columbia Canada (B)
6.500%, 01/15/2026		250	316
2.000%, 10/23/2022		250	245
Province of Manitoba Canada
3.050%, 05/14/2024 (B)		250	255
Province of Ontario Canada (B)
4.000%, 10/07/2019		500	528
2.450%, 06/29/2022		250	250
2.000%, 01/30/2019		500	503
Province of Quebec Canada
7.500%, 09/15/2029 (B)		200	280
Svensk Exportkredit MTN (B)
5.125%, 03/01/2017		150	151
1.750%, 03/20/2021		1,000	981
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	1,000	4,558
2.500%, 04/16/2020		429	1,967
2.500%, 07/17/2024		340	1,545
2.000%, 01/26/2035		932	3,074
1.875%, 11/22/2022		1,545	2,431
1.250%, 11/22/2017		205	263
1.250%, 11/22/2027		2,320	3,944
1.250%, 11/22/2032		700	1,333
1.250%, 11/22/2055		1,568	4,893
1.125%, 11/22/2037		1,021	2,138
0.750%, 03/22/2034		969	1,777
0.750%, 11/22/2047		828	1,971
0.625%, 03/22/2040		1,798	3,645
0.625%, 11/22/2042		1,028	2,191

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.500%, 03/22/2050	GBP	2,420	$5,709
0.375%, 03/22/2062		1,059	3,076
0.250%, 03/22/2052		1,750	4,030
0.125%, 03/22/2024		23,103	33,576
0.125%, 03/22/2026		16,304	24,330
0.125%, 03/22/2029		1,785	2,781
0.125%, 03/22/2044		1,857	3,622
0.125%, 03/22/2058		1,242	3,103
0.125%, 11/22/2065		750	2,174
0.125%, 03/22/2068		424	1,299

Total Sovereign Debt (Cost $386,927) ($ Thousands)			373,401

		Shares

FOREIGN COMMON STOCK — 4.1%

Australia — 0.3%
AGL Energy		25,712	411
Amcor		3,900	42
APA Group		38,075	236
Aristocrat Leisure		14,947	168
ASX		2,472	89
Aurizon Holdings		21,309	78
AusNet Services		264,595	303
BHP Billiton		5,561	101
Brambles		9,655	87
Caltex Australia		6,748	149
CIMIC Group		4,686	119
Coca-Cola Amatil		19,358	142
Cochlear		2,349	208
Computershare		58,392	527
Crown Resorts		10,576	89
CSL		3,596	261
DUET Group		92,883	184
Fortescue Metals Group		27,506	117
Harvey Norman Holdings		38,002	141
Healthscope		82,236	136
Incitec Pivot		29,314	76
Insurance Australia Group		17,664	77
LendLease Group		3,959	42
Origin Energy		40,531	193
Qantas Airways		25,771	62
Ramsay Health Care		5,073	251
REA Group		2,602	104
Rio Tinto		2,745	119
Santos		26,897	78
Scentre Group		11,668	39
SEEK		7,445	80
Sonic Healthcare		16,500	256
South32		36,210	72
Sydney Airport		20,066	87
Tabcorp Holdings		34,462	120

Description	Shares		Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Tatts Group		44,420	$144
Telstra, Cl B		88,932	328
TPG Telecom		28,076	139
Transurban Group		13,849	104
Treasury Wine Estates		30,987	240
Vicinity Centres		28,772	62
Vocus Communications		16,502	46
Wesfarmers		4,028	123
Westfield		9,207	63
Westpac Banking		2,441	58
Woodside Petroleum		6,856	155
Woolworths		9,620	168

			6,874

Austria — 0.1%
Andritz		4,304	217
Erste Group Bank *		4,076	120
OMV		9,074	321
Raiffeisen Bank International *		8,262	151
voestalpine		5,195	204

			1,013

Belgium — 0.1%
Ageas		2,714	108
Anheuser-Busch InBev		1,572	167
Colruyt		6,336	314
Groupe Bruxelles Lambert		357	30
KBC Group		1,942	120
Proximus		13,839	399
Solvay		1,290	152
Telenet Group Holding *		7,685	427
UCB, Cl A		6,939	446
Umicore		4,213	241

			2,404

Canada — 0.3%
Alimentation Couche-Tard, Cl B		5,390	245
Atco, Cl I		9,853	328
Bank of Montreal		518	37
Bank of Nova Scotia, Cl C		1,590	89
BCE		8,954	387
BlackBerry *		20,413	141
Bombardier, Cl B *		74,372	120
CAE		9,180	129
Canadian National Railway		2,192	148
Canadian Natural Resources		4,257	136
Canadian Pacific Railway		641	92
Canadian Tire, Cl A		1,352	140
Canadian Utilities, Cl A		11,446	309
CGI Group, Cl A *		6,993	336
CI Financial		3,354	72
Constellation Software		636	289

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Crescent Point Energy, Cl F	4,916	$67
Dollarama	3,044	223
Empire, Cl A	8,607	101
Enbridge	913	38
Encana	8,974	105
Fairfax Financial Holdings	200	97
First Capital Realty	4,150	64
First Quantum Minerals (Canada)	2,143	21
Fortis	11,351	351
Franco-Nevada	1,000	60
George Weston	2,265	192
Gildan Activewear	4,096	104
H&R	4,787	80
Husky Energy *	5,232	64
Imperial Oil	2,707	94
Intact Financial	1,580	113
Jean Coutu Group PJC, Cl A	11,072	173
Loblaw	4,092	216
Magna International, Cl A	2,438	106
Methanex	1,070	47
Metro, Cl A	7,776	233
National Bank of Canada	870	35
Open Text	4,874	301
Potash Corp of Saskatchewan	2,157	39
PrairieSky Royalty	2,615	62
Restaurant Brands International	2,608	124
RioCan	3,430	68
Rogers Communications, Cl B	8,565	331
Royal Bank of Canada	1,066	72
Saputo	5,318	188
Shaw Communications, Cl B	7,879	158
Silver Wheaton	3,032	59
SNC-Lavalin Group	1,669	72
Suncor Energy	1,464	48
Teck Resources, Cl B	2,423	49
TELUS	9,642	307
Thomson Reuters, Cl B	4,373	192
Toronto-Dominion Bank	1,857	92
TransCanada	2,000	90
Turquoise Hill Resources *	6,748	22
Valeant Pharmaceuticals International *	10,021	146
Vermilion Energy	2,483	105

		8,107

Chile — 0.0%
Antofagasta	8,667	72

China — 0.0%
Sands China	18,800	82
Yangzijiang Shipbuilding Holdings	175,548	99

		181

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Denmark — 0.1%
AP Moeller - Maersk, Cl A	102	$154
AP Moeller - Maersk, Cl B	99	158
Carlsberg, Cl B	3,116	270
Chr Hansen Holding	4,349	241
Coloplast, Cl B	4,159	281
Danske Bank	6,879	209
DONG Energy *(C)	2,370	90
Genmab *	996	166
Novo Nordisk, Cl B	5,821	210
Novozymes, Cl B	7,255	251
Pandora	1,416	186
TDC *	79,788	410
Tryg	10,215	185
Vestas Wind Systems	1,356	88
William Demant Holding *	20,776	362

		3,261

Finland — 0.1%
Elisa	10,422	340
Fortum	21,754	334
Kone, Cl B	2,993	135
Metso	2,878	82
Neste	13,857	534
Nokia	58,083	281
Nokian Renkaat	5,363	200
Orion, Cl B	11,412	509
Sampo, Cl A	3,627	163
Stora Enso, Cl R	16,819	181
UPM-Kymmene, Cl V	9,046	223
Wartsila Abp	2,318	104

		3,086

France — 0.3%
Accor	875	33
Aeroports de Paris, Cl A	373	40
Air Liquide	1,030	115
Arkema	1,313	129
Atos	2,646	280
AXA	1,932	49
Bouygues	892	32
Bureau Veritas	900	17
Capgemini	2,596	219
Carrefour	1,443	35
Christian Dior, Cl B	506	106
CNP Assurances	1,903	35
Credit Agricole	5,388	67
Danone	1,646	105
Dassault Systemes	3,513	268
Electricite de France	11,810	121
Engie	8,471	108
Essilor International	3,685	417

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Eutelsat Communications	1,501	$29
Fonciere Des Regions	434	38
Gecina	699	97
Groupe Eurotunnel	4,624	44
Hermes International	26	11
ICADE	512	37
Iliad	1,128	217
Ingenico Group	1,988	159
JCDecaux	1,173	35
Kering	389	88
Klepierre	1,965	77
L’Oreal	607	111
LVMH Moet Hennessy Louis Vuitton	241	46
Natixis	5,679	32
Orange	12,973	198
Pernod Ricard	1,010	110
Remy Cointreau	1,323	113
Renault	450	40
Rexel	3,641	60
Sanofi	4,184	339
Schneider Electric	577	40
SCOR	1,457	50
SES, Cl A	1,713	38
SFR Group *	6,317	179
Societe BIC	289	39
Societe Generale	2,531	125
STMicroelectronics	30,387	345
Suez	13,641	202
Technip	5,328	381
Thales, Cl A	1,344	131
TOTAL	5,406	278
Valeo	527	30
Veolia Environnement	8,189	140
Vinci	822	56
Vivendi	5,328	101
Wendel	681	82

		6,274

Germany — 0.2%
adidas	861	136
Allianz	347	57
BASF	1,028	96
Bayer	1,449	152
Beiersdorf	1,696	144
Brenntag	527	29
Commerzbank	5,497	42
Continental	286	55
Covestro (C)	1,507	104
Deutsche Bank *	2,043	37
Deutsche Boerse *	283	23
Deutsche Lufthansa	5,273	68
Deutsche Post	2,302	76

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Deutsche Telekom	20,670	$357
Deutsche Wohnen	1,750	55
E.ON	26,305	186
Fraport Frankfurt Airport Services Worldwide	1,521	90
Fresenius	4,273	335
Fresenius Medical Care	3,975	337
GEA Group	1,568	63
Hannover Rueck	619	67
HeidelbergCement	879	82
Henkel & KGaA	1,543	161
HUGO BOSS	2,069	127
Infineon Technologies	20,066	349
K+S	2,963	71
LANXESS	1,587	104
Linde	488	80
MAN	398	40
Merck KGaA	2,187	229
Metro	4,277	143
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	274	52
OSRAM Licht	1,575	83
QIAGEN *	7,992	225
RWE *	17,258	215
SAP	4,196	367
Siemens	850	105
Symrise	2,361	144
Telefonica Deutschland Holding	49,505	213
thyssenkrupp	3,604	86
TUI	3,217	46
Uniper	2,630	36
United Internet	6,170	241
Volkswagen	135	20

		5,728

Hong Kong — 0.2%
AIA Group	13,800	78
ASM Pacific Technology	63,400	672
BOC Hong Kong Holdings	15,500	55
Cathay Pacific Airways	77,000	101
Cheung Kong Infrastructure Holdings	43,438	346
Cheung Kong Property Holdings	5,708	35
CK Hutchison Holdings	8,208	93
CLP Holdings, Cl B	58,000	533
Galaxy Entertainment Group *	6,000	26
HK Electric Investments & HK Electric Investments (C)	290,500	240
HKT Trust and HKT	283,920	348
Hong Kong & China Gas	200,158	355
Kerry Properties	13,000	35
Li & Fung	154,000	68
Link	13,500	88
MGM China Holdings	30,000	62

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
MTR	39,500	$192
NWS Holdings	90,000	147
PCCW	686,000	372
Power Assets Holdings	44,602	393
Shangri-La Asia	82,000	86
SJM Holdings	52,000	41
Swire Pacific, Cl A	4,000	38
Swire Properties	18,400	51
Techtronic Industries	31,500	113
WH Group (C)	469,000	379
Wynn Macau *	27,600	44
Yue Yuen Industrial Holdings	30,500	111

		5,102

Ireland — 0.1%
Accenture, Cl A	1,413	166
Bank of Ireland *	430,737	106
CRH	8,888	309
Eaton	2,114	142
Kerry Group, Cl A	4,069	291
Paddy Power Betfair	3,752	402
Ryanair Holdings ADR *	4,036	336

		1,752

Israel — 0.1%
Azrieli Group	2,954	128
Bank Hapoalim	29,177	174
Bank Leumi Le-Israel *	39,720	164
Bezeq The Israeli Telecommunication	230,497	438
Check Point Software Technologies *	3,321	280
Israel Chemicals	66,305	272
Mizrahi Tefahot Bank	12,761	187
NICE-Systems	6,857	468
Teva Pharmaceutical Industries	8,087	291

		2,402

Italy — 0.1%
Assicurazioni Generali	2,134	32
Atlantia	3,095	73
CNH Industrial	12,849	112
Enel	67,914	300
Eni	16,512	269
EXOR	1,900	82
Ferrari	3,250	189
Fiat Chrysler Automobiles *	18,029	165
Italgas *	7,823	31
Leonardo-Finmeccanica *	10,324	145
Luxottica Group	2,908	157
Mediobanca	8,384	69
Prysmian	5,661	146
Saipem *	451,982	255
Snam Rete Gas	39,115	161

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Telecom Italia *	511,570	$405
Tenaris	15,473	277
Terna Rete Elettrica Nazionale	44,057	202
UnipolSai	31,346	67

		3,137

Japan — 0.7%
Aeon, Cl H	5,800	82
AEON Financial Service	4,700	84
Air Water	5,000	90
Aisin Seiki	800	35
Ajinomoto	7,000	141
Alfresa Holdings	6,800	113
ANA Holdings	20,000	54
Aozora Bank	31,000	110
Asahi Group Holdings	2,800	89
Asahi Kasei	9,000	79
Astellas Pharma	8,000	111
Bank of Kyoto	12,000	89
Benesse, Cl A	2,700	75
Bridgestone	2,000	72
Calbee	2,000	63
Canon	2,600	73
Central Japan Railway	400	66
Chiba Bank, Cl B	21,000	129
Chubu Electric Power	11,300	158
Chugai Pharmaceutical	2,500	72
Chugoku Bank	7,600	109
Chugoku Electric Power	12,200	143
Concordia Financial Group	24,000	116
Credit Saison	5,700	101
Daicel	3,800	42
Daito Trust Construction	500	75
Daiwa House Industry	3,000	82
Daiwa Securities Group	18,000	111
Dentsu	1,000	47
Eisai	2,000	115
Electric Power Development	6,100	141
FamilyMart UNY Holdings, Cl H	2,600	173
Fast Retailing	100	36
Fuji Heavy Industries	900	37
FUJIFILM Holdings	2,200	84
Fukuoka Financial Group	29,000	129
Hachijuni Bank	23,000	134
Hankyu Hanshin Holdings	1,400	45
Hino Motors	3,600	37
Hirose Electric	840	104
Hiroshima Bank	31,000	145
Hisamitsu Pharmaceutical	2,500	125
Hitachi Chemical	3,039	76
Hitachi Metals	5,000	68
Hokuriku Electric Power	11,100	125

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Idemitsu Kosan	13,100	$349
Inpex	21,000	211
Iyo Bank	13,500	93
J Front Retailing	3,000	41
Japan Prime Realty Investment, Cl A	24	95
Japan Real Estate Investment	16	87
Japan Retail Fund Investment, Cl A	32	65
JX Holdings	56,400	239
Kajima	7,000	49
Kamigumi	8,000	76
Kaneka	12,000	98
Kansai Electric Power *	10,800	118
Kansai Paint	3,000	55
Kao	1,800	86
KDDI	10,900	277
Keikyu	4,000	46
Keio	3,000	25
Keyence	200	138
Kikkoman	4,000	128
Kintetsu Group Holdings	15,000	57
Kirin Holdings	6,100	99
Konami Holdings	3,656	148
Kyocera	900	45
Kyowa Hakko Kirin	6,400	89
Kyushu Electric Power *	9,400	102
Lawson	1,600	113
LIXIL Group	3,000	68
M3 *	3,600	91
Marubeni	15,700	89
Maruichi Steel Tube	3,200	104
McDonald’s Holdings Japan	1,623	43
Mebuki Financial Group	33,930	126
Medipal Holdings	6,500	103
MEIJI Holdings	2,000	157
Miraca Holdings	2,800	126
Mitsubishi Chemical Holdings, Cl B	4,700	31
Mitsubishi Motors	4,200	24
Mitsubishi Tanabe Pharma	7,400	145
Mitsui Chemicals	9,000	41
Mizuho Financial Group	45,700	82
Murata Manufacturing	500	67
NEC	12,000	32
NGK Spark Plug	2,600	58
NH Foods	4,000	108
NHK Spring	3,000	29
Nintendo	500	105
Nippon Building Fund	13	72
Nippon Express	13,000	70
Nippon Prologis	36	74
Nippon Steel & Sumitomo Metal *	2,855	64
Nippon Telegraph & Telephone	9,600	404
Nisshin Seifun Group	9,415	142

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Nissin Food Products	2,000	$105
Nitori Holdings	400	46
NOK	1,500	30
Nomura Research Institute	2,178	66
NTT Data	2,000	97
NTT DOCOMO	16,300	372
Odakyu Electric Railway	1,500	30
Oji Holdings	22,000	90
Ono Pharmaceutical	2,400	53
Oracle Japan *	1,900	96
Osaka Gas	78,000	301
Otsuka Holdings	3,400	148
Resona Holdings	27,900	143
Rohm	800	46
Ryohin Keikaku	200	39
Sankyo	1,100	36
Santen Pharmaceutical	7,500	92
Sekisui Chemical	3,000	48
Seven & i Holdings	2,100	80
Seven Bank	30,200	87
Shikoku Electric Power	9,400	95
Shimadzu	6,000	96
Shimizu	3,000	27
Shin-Etsu Chemical, Cl A	1,100	86
Shiseido	3,900	99
Shizuoka Bank	12,000	101
Showa Shell Sekiyu	29,300	273
SoftBank	4,800	320
Sumitomo	6,500	77
Sumitomo Metal Mining	8,000	103
Sumitomo Rubber Industries	100	2
Suntory Beverage & Food	2,800	117
Suzuken	2,760	90
Sysmex	1,700	99
Taisei	5,000	35
Taisho Pharmaceutical Holdings	1,000	83
Takeda Pharmaceutical	2,600	108
Teijin	4,800	97
Terumo	4,000	148
Tobu Railway	17,000	85
Toho	1,600	45
Toho Gas	42,063	343
Tohoku Electric Power	8,400	106
Tokyo Electric Power Holdings *	4,200	17
Tokyo Gas	62,000	281
Tokyu	4,000	29
TonenGeneral Sekiyu	32,000	338
Toray Industries	10,000	81
TOTO	1,000	40
Toyo Seikan Group Holdings	1,900	36
Toyo Suisan Kaisha	3,000	109
Toyota Industries	1,900	91

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Toyota Motor	1,700	$100
Unicharm	4,900	107
United Urban Investment	66	101
USS	5,600	89
Yakult Honsha	1,800	84
Yamaguchi Financial Group	9,000	98
Yamato Holdings	1,400	29
Yamazaki Baking	5,000	97

		15,936

Luxembourg — 0.0%
RTL Group	682	50

Netherlands — 0.2%
Aegon	27,244	150
Akzo Nobel	2,588	162
Altice *	7,879	156
Altice, Cl B *	11,055	221
ArcelorMittal *	29,025	215
ASML Holding	3,148	354
Coca-Cola European Partners	2,967	94
Gemalto	4,556	264
Heineken	1,925	145
ING Groep	10,046	142
Koninklijke Ahold Delhaize	20,056	424
Koninklijke Boskalis Westminster	1,861	65
Koninklijke DSM	3,445	207
Koninklijke Philips	3,383	103
Koninklijke Vopak	10,682	506
LyondellBasell Industries, Cl A	3,347	287
NN Group	3,780	128
NXP Semiconductors *	2,141	210
OCI *	4,290	75
Randstad Holding	1,641	89
RELX	10,973	185
Royal KPN	91,067	270
Unibail-Rodamco	139	33
Unilever	3,312	137
Wolters Kluwer	4,597	167

		4,789

New Zealand — 0.1%
Auckland International Airport	70,442	307
Contact Energy	79,201	257
Fletcher Building	46,704	345
Mercury NZ	112,969	233
Meridian Energy	170,649	310
Ryman Healthcare	45,110	255
Spark New Zealand	147,825	352

		2,059

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Norway — 0.1%
DNB, Cl A	9,226	$138
Gjensidige Forsikring	10,608	169
Marine Harvest	9,931	180
Norsk Hydro	51,688	248
Orkla	30,555	278
Schibsted, Cl B	4,860	103
Statoil	26,354	485
Telenor	17,631	264
Yara International	3,178	125

		1,990

Panama — 0.0%
Carnival	2,195	114

Portugal — 0.0%
Banco Espirito Santo *	50,830	–
EDP - Energias de Portugal	85,324	261
Galp Energia SGPS	20,070	300
Jeronimo Martins	16,644	259

		820

Singapore — 0.1%
CapitaLand	33,800	71
CapitaLand Commercial Trust	53,667	55
DBS Group Holdings	7,800	94
Genting Singapore	238,600	149
Global Logistic Properties	42,000	64
Golden Agri-Resources	928,100	276
Hutchison Port Holdings, Cl U	150,126	65
Jardine Cycle & Carriage	6,200	177
Keppel	16,600	66
Noble Group *	170,100	20
Oversea-Chinese Banking	12,800	79
Sembcorp Industries	31,300	62
Sembcorp Marine	42,000	40
Singapore Airlines	21,300	143
Singapore Exchange	22,900	113
Singapore Press Holdings	97,800	239
Singapore Technologies Engineering	25,400	57
Singapore Telecommunications	116,700	295
StarHub	141,300	275
United Overseas Bank	5,300	75
UOL Group	7,072	29
Wilmar International	89,200	222

		2,666

Spain — 0.2%
Abertis Infraestructuras	5,513	77
ACS Actividades de Construccion y Servicios	2,833	90
Aena (C)	765	105
Amadeus IT Group, Cl A	11,484	523

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Banco Bilbao Vizcaya Argentaria	10,923	$74
Banco Santander	24,737	129
Bankia	80,911	83
CaixaBank	30,255	100
Distribuidora Internacional de Alimentacion	38,251	188
Enagas	5,493	140
Endesa	4,836	103
Ferrovial	4,529	81
Gas Natural SDG	6,561	124
Grifols	14,620	291
Iberdrola	26,058	171
Industria de Diseno Textil	9,200	315
International Consolidated Airlines Group	7,033	38
Red Electrica	8,320	157
Repsol, Cl A	25,262	358
Telefonica	18,046	168
Zardoya Otis	7,495	63

		3,378

Sweden — 0.2%
Alfa Laval	3,670	61
Atlas Copco, Cl A	1,818	56
Atlas Copco, Cl B	1,891	52
Boliden	12,111	317
Electrolux	4,260	106
Getinge, Cl B	16,980	273
Hennes & Mauritz, Cl B	4,059	113
Hexagon, Cl B	8,618	309
Husqvarna, Cl B	17,924	140
ICA Gruppen	6,378	195
Industrivarden, Cl C	4,865	91
Kinnevik	1,565	38
Lundin Petroleum *	24,445	533
Millicom International Cellular	2,887	124
Nordea Bank	6,982	78
Skandinaviska Enskilda Banken, Cl A	7,936	83
SKF, Cl B	8,542	158
Svenska Cellulosa SCA, Cl B	6,221	176
Svenska Handelsbanken, Cl A	2,082	29
Swedbank, Cl A	2,347	57
Swedish Match	5,303	169
Tele2, Cl B	24,845	200
Telefonaktiebolaget LM Ericsson, Cl B	53,405	314
Telia	44,427	179
Volvo, Cl B	6,277	73

		3,924

Switzerland — 0.2%
ABB	4,545	96
Actelion	1,191	258
Adecco Group	1,187	78
Aryzta	3,114	137

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Baloise Holding	496	$63
Barry Callebaut *	121	148
Chocoladefabriken Lindt & Spruengli	31	272
Cie Financiere Richemont	1,741	116
Coca-Cola HBC	3,429	75
Dufry *	1,505	188
EMS-Chemie Holding	353	180
Galenica	161	182
Geberit	215	86
Givaudan	89	163
Kuehne & Nagel International	661	88
LafargeHolcim	843	45
Lonza Group	1,178	204
Nestle	1,850	133
Novartis	2,503	183
Partners Group Holding	322	151
Roche Holding	898	206
Schindler Holding	1,164	205
SGS, Cl B	41	84
Sika	37	178
Sonova Holding	1,666	202
Swatch Group	1,778	109
Swatch Group, Cl B	331	103
Swiss Life Holding	254	72
Swisscom	1,199	538
Syngenta	280	111
TE Connectivity	2,040	141
Transocean *	13,803	203

		4,998

United Kingdom — 0.3%
Aberdeen Asset Management	4,451	14
Admiral Group	3,076	69
Anglo American *	12,831	184
Associated British Foods	2,191	74
AstraZeneca	3,801	208
Auto Trader Group (C)	48,359	244
Aviva	4,112	25
Barratt Developments	14,410	82
BHP Billiton	4,135	67
BP	50,616	319
British American Tobacco	1,681	96
BT Group, Cl A	59,549	270
Bunzl	3,000	78
Burberry Group	1,376	25
Capita	2,265	15
Centrica	91,279	264
Cobham	76,406	155
Compass Group	5,292	98
Croda International	2,513	99
Delphi Automotive	1,026	69
Diageo	2,888	75

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Dixons Carphone	10,596	$46
easyJet	3,512	44
Experian	2,610	51
G4S	16,567	48
GlaxoSmithKline	14,130	273
Glencore *	35,516	122
Hikma Pharmaceuticals	5,080	119
IMI	1,574	20
Imperial Brands	2,202	96
Inmarsat	37,473	348
InterContinental Hotels Group	1,274	57
Intertek Group	544	23
ITV	11,950	31
J Sainsbury	21,670	67
Johnson Matthey	1,866	73
Marks & Spencer Group	10,789	47
Mediclinic International	15,345	146
National Grid	20,542	242
Next, Cl A	560	35
Pearson	7,800	79
Petrofac	15,865	170
Reckitt Benckiser Group	1,075	92
RELX	3,034	54
Rio Tinto	1,309	51
Royal Dutch Shell, Cl A	9,648	267
Royal Dutch Shell, Cl B	9,779	284
Royal Mail	6,924	40
RSA Insurance Group	7,664	56
Sage Group	34,684	281
Severn Trent	8,989	247
Shire	3,125	181
Sky	5,534	68
Smith & Nephew	15,129	228
Smiths Group	4,570	80
SSE	11,470	220
Tate & Lyle	7,790	68
Travis Perkins	3,353	60
Unilever	2,107	86
United Utilities Group, Cl B	17,772	198
Vodafone Group	136,374	337
Whitbread	1,095	51
Wm Morrison Supermarkets	34,659	99
Worldpay Group (C)	57,601	192
WPP	2,771	62

		7,969

Total Foreign Common Stock (Cost $93,021) ($ Thousands)		98,086

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 3.8%

Consumer Discretionary — 0.3%
Advance Auto Parts	730	$124
Amazon.com, Cl A *	164	123
Autonation *	1,850	90
Autozone *	115	91
Bed Bath & Beyond	2,455	100
Best Buy	2,195	94
BorgWarner	3,275	129
CarMax *	1,714	110
CBS, Cl B	891	57
Chipotle Mexican Grill, Cl A *	282	106
Coach	5,184	182
Comcast, Cl A	1,221	84
Darden Restaurants	2,025	147
Discovery Communications, Cl A *	1,971	54
Discovery Communications, Cl C *	3,273	88
Dollar General	1,154	86
Dollar Tree *	1,039	80
DR Horton	2,237	61
Expedia	1,058	120
Foot Locker, Cl A	2,052	146
Ford Motor	8,016	97
Gap	3,519	79
Garmin	1,579	77
General Motors	2,216	77
Genuine Parts	684	65
Goodyear Tire & Rubber	1,985	61
H&R Block	4,738	109
Hanesbrands	3,911	84
Harley-Davidson, Cl A	2,718	159
Harman International Industries, Cl A	559	62
Hasbro	950	74
Home Depot	660	89
Interpublic Group	2,930	69
Johnson Controls International	6,450	266
Kohl’s	2,633	130
L Brands	1,688	111
Leggett & Platt	1,629	80
Lennar, Cl A	2,151	92
LKQ *	1,870	57
Lowe’s	1,189	85
Macy’s	2,465	88
Marriott International, Cl A	3,129	259
Mattel	3,641	100
McDonald’s	1,006	122
Michael Kors Holdings *	1,898	82
Mohawk Industries *	603	120
NetFlix *	798	99
Newell Brands, Cl B	1,797	80
News, Cl A	10,261	118
News, Cl B	6,800	80
Nike, Cl B	2,242	114

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nordstrom	1,762	$84
Omnicom Group	2,049	174
O’Reilly Automotive *	309	86
Priceline Group *	50	73
PulteGroup	2,869	53
PVH	977	88
Ralph Lauren, Cl A	721	65
Ross Stores	2,214	145
Royal Caribbean Cruises	1,209	99
Scripps Networks Interactive, Cl A	899	64
Signet Jewelers	1,118	105
Staples	8,000	72
Starbucks	1,667	93
Target, Cl A	1,487	107
TEGNA	3,155	68
Tiffany	1,689	131
Time Warner	1,132	109
TJX	1,183	89
Tractor Supply	1,391	105
TripAdvisor *	1,460	68
Twenty-First Century Fox, Cl A	2,526	71
Twenty-First Century Fox, Cl B	3,644	99
Ulta Salon Cosmetics & Fragrance *	470	120
Under Armour, Cl A *	2,392	70
Under Armour, Cl C *	3,047	77
Urban Outfitters *	3,420	97
VF	1,799	96
Viacom, Cl B	1,904	67
Walt Disney	1,190	124
Whirlpool	397	72
Wyndham Worldwide	1,075	82
Wynn Resorts	1,014	88
Yum China Holdings *	1,420	37
Yum! Brands	1,420	90

		8,325

Consumer Staples — 0.4%
Altria Group	3,905	264
Archer-Daniels-Midland	8,119	371
Brown-Forman, Cl B	5,136	231
Campbell Soup	4,237	256
Church & Dwight	7,552	334
Clorox	1,950	234
Coca-Cola	5,902	245
Colgate-Palmolive	5,396	353
ConAgra Foods	6,299	249
Constellation Brands, Cl A	1,639	251
Costco Wholesale	2,243	359
CVS Health	2,823	223
Dr Pepper Snapple Group	2,934	266
Estee Lauder, Cl A	3,029	232
General Mills	4,478	277

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hershey	4,539	$469
Hormel Foods	10,103	352
JM Smucker	2,365	303
Kellogg	3,168	234
Kimberly-Clark	2,375	271
Kraft Heinz	4,045	353
Kroger	7,623	263
Lamb Weston Holdings	2,099	79
McCormick	3,299	308
Mead Johnson Nutrition, Cl A	3,862	273
Molson Coors Brewing, Cl B	3,046	296
Mondelez International, Cl A	5,619	249
Monster Beverage *	6,570	291
PepsiCo	2,423	254
Philip Morris International	2,328	213
Procter & Gamble	2,984	251
Reynolds American	4,913	275
SYSCO, Cl A	5,177	287
Tyson Foods, Cl A	3,419	211
Walgreens Boots Alliance	3,532	292
Wal-Mart Stores	4,991	345
Whole Foods Market	9,948	306

		10,320

Energy — 0.3%
Anadarko Petroleum, Cl A	2,311	161
Apache	3,437	218
Baker Hughes	4,278	278
Cabot Oil & Gas	6,882	161
Chesapeake Energy *	26,966	189
Chevron	2,251	265
Cimarex Energy	1,622	220
Concho Resources *	1,972	262
ConocoPhillips	4,596	231
Devon Energy	4,496	205
Diamond Offshore Drilling *	8,978	159
EOG Resources	2,565	259
EQT	3,315	217
Exxon Mobil	2,881	260
FMC Technologies *	7,037	250
Halliburton	5,364	290
Helmerich & Payne	3,032	235
Hess	3,644	227
Kinder Morgan	8,493	176
Marathon Oil	10,683	185
Marathon Petroleum	4,014	202
Murphy Oil	5,767	180
National Oilwell Varco, Cl A	6,758	253
Newfield Exploration *	4,105	166
Noble Energy	5,104	194
Occidental Petroleum	3,639	259
Oneok	6,107	351

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Phillips 66	3,313	$286
Pioneer Natural Resources	1,390	250
Range Resources	3,619	124
Schlumberger, Cl A	3,885	326
Southwestern Energy *	7,514	81
Spectra Energy	8,561	352
Tesoro	2,422	212
Valero Energy	3,835	262
Williams	7,626	238

		8,184

Financials — 0.3%
Affiliated Managers Group *	586	85
Aflac	669	47
Allstate	963	71
American Express	1,241	92
American International Group	2,014	132
Ameriprise Financial	614	68
Aon	1,040	116
Arthur J. Gallagher	2,093	109
Assurant	976	91
Bank of America	3,043	67
Bank of New York Mellon	1,559	74
BB&T	1,795	84
Berkshire Hathaway, Cl B *	698	114
BlackRock	151	57
Capital One Financial	700	61
Charles Schwab	2,369	93
Chubb	1,185	157
Cincinnati Financial	2,017	153
Citigroup	1,388	82
Citizens Financial Group	3,013	107
CME Group	1,198	138
Comerica	1,055	72
Discover Financial Services	1,159	84
E*Trade Financial *	4,160	144
Fifth Third Bancorp	5,885	159
Franklin Resources	1,671	66
Goldman Sachs Group	268	64
Hartford Financial Services Group	2,184	104
Huntington Bancshares	5,352	71
Intercontinental Exchange	1,550	87
Invesco	1,903	58
JPMorgan Chase	873	75
KeyCorp	3,605	66
Legg Mason	1,384	41
Leucadia National	7,057	164
Lincoln National	1,000	66
Loews	1,145	54
M&T Bank	901	141
Marsh & McLennan	1,756	119
MetLife	2,745	148

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Moody’s	673	$63
Morgan Stanley	3,723	157
Nasdaq, Cl A	1,585	106
Navient	5,548	91
Northern Trust	1,046	93
People’s United Financial	4,631	90
PNC Financial Services Group	968	113
Principal Financial Group, Cl A	2,672	155
Progressive	2,974	106
Prudential Financial	1,201	125
Regions Financial	10,217	147
S&P Global	1,004	108
State Street	770	60
SunTrust Banks	1,338	73
Synchrony Financial	3,561	129
T. Rowe Price Group	1,457	110
Torchmark, Cl A	2,083	154
Travelers	849	104
Unum Group	1,475	65
US Bancorp	2,336	120
Wells Fargo	3,144	173
Willis Towers Watson	432	53
XL Group	2,550	95
Zions Bancorporation	2,651	114

		6,385

Health Care — 0.4%
Abbott Laboratories	3,250	125
AbbVie	2,438	153
Aetna, Cl A	1,342	166
Agilent Technologies	4,929	225
Alexion Pharmaceuticals *	963	118
Allergan	620	130
AmerisourceBergen	1,376	108
Amgen, Cl A	840	123
Anthem	1,304	187
Baxter International	4,092	181
Becton Dickinson	1,426	236
Biogen *	478	136
Boston Scientific *	9,145	198
Bristol-Myers Squibb	2,001	117
C.R. Bard	1,046	235
Cardinal Health	1,831	132
Celgene, Cl A *	1,304	151
Centene *	1,976	112
Cerner *	3,217	152
Cigna	1,350	180
DaVita HealthCare Partners *	2,885	185
DENTSPLY SIRONA	2,721	157
Edwards Lifesciences, Cl A *	1,836	172
Eli Lilly	1,884	139
Endo International *	6,159	101

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Express Scripts Holding *	2,680	$184
Gilead Sciences	1,480	106
HCA Holdings *	1,960	145
Henry Schein *	830	126
Hologic *	5,088	204
Humana	1,000	204
Illumina *	1,071	137
Intuitive Surgical *	262	166
Johnson & Johnson	2,358	272
Laboratory Corp of America Holdings *	1,602	206
Mallinckrodt *	1,409	70
McKesson	792	111
Medtronic	2,224	158
Merck	2,621	154
Mylan *	2,967	113
Patterson	4,669	192
PerkinElmer	2,942	153
Perrigo	1,103	92
Pfizer	6,421	209
Quest Diagnostics	2,313	213
Regeneron Pharmaceuticals *	338	124
St. Jude Medical *	2,411	193
Stryker	1,505	180
Taro Pharmaceutical Industries *	3,157	332
Thermo Fisher Scientific	1,047	148
UnitedHealth Group	1,173	188
Universal Health Services, Cl B	1,166	124
Varian Medical Systems *	2,224	200
Vertex Pharmaceuticals *	1,215	90
Waters *	1,193	160
Zimmer Biomet Holdings	1,594	164
Zoetis, Cl A	2,648	142

		9,179

Industrials — 0.4%
3M	1,244	222
Acuity Brands	340	78
Alaska Air Group	478	42
Allegion	2,213	142
American Airlines Group	2,945	137
Ametek	1,885	92
Arconic	7,181	133
Boeing	1,037	161
C.H. Robinson Worldwide	2,024	148
Caterpillar, Cl A	1,117	104
Cintas	1,885	218
CSX	4,880	175
Cummins	1,302	178
Danaher, Cl A	1,081	84
Deere	1,562	161
Delta Air Lines, Cl A	3,091	152
Dover	1,286	96

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dun & Bradstreet	1,003	$122
Emerson Electric	3,514	196
Equifax	1,030	122
Expeditors International of Washington	3,505	186
Fastenal, Cl A	2,002	94
FedEx	581	108
Flowserve	1,736	83
Fluor	1,781	94
Fortive	540	29
Fortune Brands Home & Security	1,500	80
General Dynamics	849	147
General Electric	3,393	107
Honeywell International	835	97
Illinois Tool Works	945	116
Ingersoll-Rand	1,653	124
Jacobs Engineering Group *	2,905	166
JB Hunt Transport Services	1,502	146
Kansas City Southern	1,143	97
L-3 Communications Holdings	1,255	191
Lockheed Martin	518	129
Masco	3,446	109
Nielsen Holdings	2,902	122
Norfolk Southern	1,519	164
Northrop Grumman	759	177
PACCAR	1,691	108
Parker-Hannifin, Cl A	653	91
Pentair	2,268	127
Pitney Bowes	4,588	70
Quanta Services *	3,494	122
Raytheon	872	124
Republic Services	3,860	220
Robert Half International	3,077	150
Rockwell Automation	1,359	183
Rockwell Collins	1,112	103
Roper Technologies	466	85
Ryder System	1,472	110
Snap-on	801	137
Southwest Airlines, Cl A	3,040	152
Stanley Black & Decker	854	98
Stericycle, Cl A *	1,394	107
Textron	2,415	117
TransDigm Group *	200	50
Union Pacific	1,324	137
United Continental Holdings *	2,649	193
United Parcel Service, Cl B	975	112
United Rentals *	1,181	125
United Technologies	1,125	123
Verisk Analytics, Cl A *	1,825	148
Waste Management	3,332	236
WW Grainger	632	147

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem	3,160	$156

		8,860

Information Technology — 0.4%
Activision Blizzard	3,303	119
Adobe Systems *	1,333	137
Akamai Technologies *	2,138	143
Alliance Data Systems	672	154
Alphabet, Cl A *	135	107
Alphabet, Cl C *	158	122
Amphenol, Cl A	1,661	112
Analog Devices	1,682	122
Apple	1,192	138
Applied Materials	5,515	178
Autodesk, Cl A *	2,022	150
Automatic Data Processing	1,236	127
Broadcom, Cl A	770	136
CA	4,037	128
Cisco Systems	3,423	103
Citrix Systems *	1,207	108
Cognizant Technology Solutions, Cl A *	1,460	82
Corning, Cl B	6,188	150
CSRA	4,599	146
Dell Technologies - VMware, Cl V *	647	36
eBay *	4,896	145
Electronic Arts *	1,819	143
F5 Networks, Cl A *	1,077	156
Facebook, Cl A *	855	98
Fidelity National Information Services, Cl B	1,370	104
First Solar *	1,938	62
Fiserv, Cl A *	1,220	130
Flir Systems	3,188	115
Global Payments	1,650	114
Harris	1,630	167
Hewlett Packard Enterprise	5,885	136
HP	8,533	127
Intel	4,494	163
International Business Machines	793	132
Intuit	1,158	133
Juniper Networks	4,939	140
KLA-Tencor	1,572	124
Lam Research	1,568	166
Linear Technology	2,768	173
MasterCard, Cl A	1,158	120
Microchip Technology	2,532	162
Micron Technology *	7,551	165
Microsoft	2,267	141
Mobileye *	5,790	221
Motorola Solutions	1,647	136
NetApp	5,224	184
Nvidia	1,767	189
Oracle, Cl B	2,124	82

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paychex	2,240	$136
PayPal Holdings *	3,253	128
Qorvo *	1,591	84
Qualcomm	2,828	184
Red Hat *	1,732	121
salesforce.com *	1,252	86
Seagate Technology	4,322	165
Skyworks Solutions	1,430	107
Symantec, Cl A	7,725	185
Teradata *	3,726	101
Texas Instruments	1,935	141
Total System Services	1,926	94
VeriSign *	1,436	109
Visa, Cl A	1,380	108
Western Digital	2,038	138
Western Union	7,451	162
Xerox	11,605	101
Xilinx	2,202	133
Yahoo! *	3,036	117

		8,826

Materials — 0.3%
Air Products & Chemicals	1,914	275
Albemarle	2,600	224
Alcoa	2,393	67
Avery Dennison	3,753	264
Ball	3,476	261
CF Industries Holdings	9,010	284
Dow Chemical, Cl A	3,819	219
E.I. Du Pont de Nemours	3,495	257
Eastman Chemical	3,217	242
Ecolab	3,373	395
FMC	4,986	282
Freeport-McMoRan, Cl B *	15,519	205
International Flavors & Fragrances	3,064	361
International Paper	5,522	293
Martin Marietta Materials, Cl A	1,465	325
Monsanto	3,480	366
Mosaic	8,234	241
Newmont Mining	8,759	298
Nucor	5,150	307
Owens-Illinois *	13,803	240
PPG Industries	2,411	228
Praxair	3,536	414
Sealed Air	6,166	280
Sherwin-Williams, Cl A	861	231
Vulcan Materials	2,659	333
WestRock	5,916	300

		7,192

Real Estate — 0.1%
American Tower, Cl A ‡	1,449	153

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management, Cl A ‡	2,812	$128
AvalonBay Communities ‡	979	174
Boston Properties ‡	488	61
CBRE Group, Cl A *	3,263	103
Crown Castle International ‡	1,247	108
Digital Realty Trust, Cl A ‡	1,000	98
Equinix ‡	391	140
Equity Residential ‡	941	61
Essex Property Trust ‡	534	124
Extra Space Storage ‡	1,522	118
Federal Realty Investment Trust ‡	625	89
General Growth Properties ‡	3,887	97
HCP ‡	4,241	126
Host Hotels & Resorts ‡	7,223	136
Iron Mountain ‡	3,207	104
Kimco Realty ‡	2,593	65
Macerich ‡	1,104	78
ProLogis ‡	2,009	106
Public Storage ‡	541	121
Realty Income ‡	1,430	82
Simon Property Group ‡	730	130
SL Green Realty ‡	1,090	117
UDR ‡	2,944	107
Ventas ‡	1,347	84
Vornado Realty Trust ‡	1,108	116
Welltower ‡	1,515	101
Weyerhaeuser ‡	4,633	140

		3,067

Telecommunication Services — 0.4%
AT&T	58,821	2,502
CenturyTel	79,156	1,882
Frontier Communications	347,551	1,175
Level 3 Communications *	26,693	1,504
Verizon Communications	43,437	2,319

		9,382

Utilities — 0.5%
AES	42,041	489
Alliant Energy	10,850	411
Ameren	8,493	446
American Electric Power	5,845	368
American Water Works	5,691	412
Centerpoint Energy	18,582	458
CMS Energy	9,350	389
Consolidated Edison	5,188	382
Dominion Resources	5,265	403
DTE Energy	4,990	492
Duke Energy	4,610	358
Edison International	5,948	428
Entergy	5,464	401
Eversource Energy	8,691	480

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelon	12,325	$437
FirstEnergy	11,636	360
NextEra Energy	3,446	412
NiSource	17,682	392
NRG Energy	27,164	333
PG&E	7,506	456
Pinnacle West Capital	5,992	468
PPL	10,670	363
Public Service Enterprise Group	9,147	401
SCANA	5,783	424
Sempra Energy	4,307	433
Southern	7,558	372
WEC Energy Group	6,517	382
Xcel Energy	10,425	424

		11,574
Total Common Stock (Cost $74,316) ($ Thousands)		91,294

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 1.7%

Consumer Discretionary — 0.1%
Toyota Motor Credit MTN (B)
3.400%, 09/15/2021	$150	156
1.375%, 01/10/2018	1,000	999
Trustees of Dartmouth College
4.750%, 06/01/2019 (B)	150	161
University of Southern California
5.250%, 10/01/2111 (B)	100	113

		1,429

Consumer Staples — 0.1%
Coca-Cola
1.150%, 04/01/2018 (B)	1,000	998
Colgate-Palmolive MTN
2.300%, 05/03/2022 (B)	250	247
Wal-Mart Stores
5.250%, 09/01/2035 (B)	1,000	1,196

		2,441

Energy — 0.2%
Chevron
4.950%, 03/03/2019 (B)	150	160
Exxon Mobil
3.176%, 03/15/2024 (B)	500	506
Nexen Energy ULC
5.875%, 03/10/2035 (B)	100	113
Shell International Finance
4.375%, 03/25/2020 (B)	1,000	1,068
Statoil
2.450%, 01/17/2023 (B)	250	244

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Total Capital International
2.100%, 06/19/2019 (B)	$1,000	$1,005
XTO Energy (B)
6.750%, 08/01/2037	300	409
6.500%, 12/15/2018	750	818

		4,323

Financials — 1.0%
Australia & New Zealand Banking Group NY MTN (B)
2.250%, 06/13/2019	300	301
1.875%, 10/06/2017	250	251
Bank of Montreal MTN (B)
2.550%, 11/06/2022	250	247
1.400%, 09/11/2017	200	200
Bank of New York Mellon
3.550%, 09/23/2021 (B)	200	208
Bank of Nova Scotia (B)
2.800%, 07/21/2021	1,000	1,008
2.050%, 10/30/2018	250	251
Berkshire Hathaway (B)
3.400%, 01/31/2022	150	157
2.750%, 03/15/2023	1,000	996
Berkshire Hathaway Finance
5.400%, 05/15/2018 (B)	250	263
Canadian Imperial Bank of Commerce
1.550%, 01/23/2018 (B)	500	500
CME Group (B)
3.000%, 09/15/2022	100	102
3.000%, 03/15/2025	1,000	1,000
Commonwealth Bank of Australia NY MTN
1.900%, 09/18/2017 (B)	150	151
Commonwealth Bank of Australia NY (B)
2.300%, 09/06/2019	250	251
2.250%, 03/13/2019	250	251
Cooperatieve Rabobank UA MTN
3.375%, 01/19/2017 (B)	250	250
Cooperatieve Rabobank UA
2.250%, 01/14/2019 (B)	1,000	1,005
HSBC Holdings
5.100%, 04/05/2021 (B)	250	270
JPMorgan Chase Bank
1.650%, 09/23/2019 (B)	500	495
KFW (B)
2.375%, 08/25/2021	1,500	1,513
1.875%, 06/30/2020	1,000	998
1.875%, 11/30/2020	1,000	996
0.875%, 09/05/2017	200	200
KFW MTN
2.750%, 09/08/2020 (B)	1,000	1,028
Landwirtschaftliche Rentenbank (B)
2.250%, 10/01/2021	2,000	2,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.875%, 09/17/2018	$550	$555
1.750%, 04/15/2019	200	201
1.375%, 10/23/2019	500	495
1.000%, 04/04/2018	200	199
0.875%, 09/12/2017	300	299
National Australia Bank
3.000%, 01/20/2023 (B)	200	200
Oesterreichische Kontrollbank (B)
1.875%, 01/20/2021	1,000	988
1.625%, 03/12/2019	1,000	1,000
Royal Bank of Canada MTN (B)
2.200%, 07/27/2018	250	252
2.150%, 03/15/2019	200	201
1.800%, 07/30/2018	200	200
1.500%, 01/16/2018	500	499
Svenska Handelsbanken MTN
2.250%, 06/17/2019 (B)	300	301
Svenska Handelsbanken (B)
2.875%, 04/04/2017	200	201
2.500%, 01/25/2019	200	202
Toronto-Dominion Bank MTN
2.125%, 07/02/2019 (B)	250	251
US Bank
2.125%, 10/28/2019 (B)	400	401
Wells Fargo MTN
1.650%, 01/22/2018 (B)	1,000	1,000
Westpac Banking (B)
4.875%, 11/19/2019	200	215
2.600%, 11/23/2020	1,000	1,004

		23,562

Health Care — 0.0%
Johns Hopkins University
5.250%, 07/01/2019 (B)	18	19
Johnson & Johnson (B)
5.950%, 08/15/2037	300	393
3.375%, 12/05/2023	500	524
Novartis Securities Investment
5.125%, 02/10/2019 (B)	150	161
Sanofi-Aventis
4.000%, 03/29/2021 (B)	150	160

		1,257

Industrials — 0.0%
3M MTN
5.700%, 03/15/2037 (B)	150	189

Information Technology — 0.3%
Alphabet
3.625%, 05/19/2021 (B)	150	159
Apple (B)
4.650%, 02/23/2046	1,000	1,080

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 02/23/2026	$1,000	$1,001
2.850%, 02/23/2023	1,000	1,006
2.400%, 05/03/2023	250	243
Microsoft (B)
3.950%, 08/08/2056	500	472
3.700%, 08/08/2046	500	471
2.125%, 11/15/2022	500	487
0.875%, 11/15/2017	1,500	1,499

		6,418

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017 (B)	200	200

Utilities — 0.0%
Southern California Gas
5.125%, 11/15/2040 (B)	150	172

Total Corporate Obligations (Cost $40,631) ($ Thousands)		39,991

	Shares

EXCHANGE TRADED FUND — 1.1%

United States — 1.1%
iShares iBoxx Investment Grade Corporate
Bond Fund	217,571	25,495

Total Exchange Traded Fund (Cost $25,644) ($ Thousands)		25,495

PREFERRED STOCK — 0.0%

Germany — 0.0%
Fuchs Petrolub	1,520	64
Henkel & KGaA	1,296	155
Porsche Automobil Holding	342	19
Volkswagen	65	9

		247

Total Preferred Stock (Cost $235) ($ Thousands)		247

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Safeway CVR - Casa Ley *‡‡(D)	2,823	3

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
Safeway CVR - PDC *‡‡(D)	2,823	$–

Total Rights (Cost $—) ($ Thousands)		3

Total Investments — 77.5% (Cost $1,837,207) ($ Thousands) @		$1,845,187

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	110	Jan-2017	$173
Australian 10-Year Bond	1,300	Mar-2017	851
CAC40 10 Euro Index	393	Jan-2017	337
Canadian 10-Year Bond	1,321	Mar-2017	(1,373)
CBT 10-Year T-Bonds	694	Mar-2017	(636)
Dax Index	122	Mar-2017	653
DJ Euro Stoxx 50 Index	1,515	Mar-2007	1,017
Euro-Bobl	392	Mar-2017	511
Euro-Bund Index	1,653	Mar-2017	3,071
Euro-BTP	739	Mar-2017	1,943
Euro-Buxl 30 Year Bond Index	53	Mar-2017	141
FTSE 100 Index	735	Mar-2017	1,524
FTSE/JSE Top 40 Index	77	Mar-2017	(28)
Hang Seng Index	108	Jan-2017	248
IBEX 35 Plus Index	11	Jan-2017	7
Japanese 10-Year Bond	12	Mar-2017	9
Japanese 10-Year MINI	1,113	Mar-2017	(41)
Long Gilt 10-Year Bond	686	Mar-2017	1,868
MSCI Emerging Markets E-MINI	1,994	Mar-2017	(1,978)
OMX Index	70	Jan-2017	(21)
Russell 2000 Index E-MINI	1,809	Mar-2017	(2,537)
S&P 500 Index E-MINI	3,503	Mar-2017	(2,849)
S&P 500 Index	14	Mar-2017	(65)
S&P Mid Cap 400 Index E-MINI	250	Mar-2017	(702)
S&P TSX 60 Index	79	Mar-2017	(2)
S&P/MIB Index	3	Mar-2017	8
SGX S&P CNX Nifty Index	285	Jan-2017	99
SPI 200 Index	152	Mar-2017	296
Taiwan Index	15	Jan-2017	1
Topix Index	553	Mar-2017	1,762
U.S. 10-Year Treasury Note	2,864	Mar-2017	(1,661)
U.S. 2-Year Treasury Note	147	Apr-2017	4
U.S. Long Treasury Bond	472	Mar-2017	(383)
Coffee**	113	Mar-2017	(951)
Copper**	124	Mar-2017	824
Corn**	57	Jul-2017	(21)
Corn**	76	Mar-2017	(25)
Cotton No. 2**	227	Mar-2017	159
Cotton No. 2**	15	May-2017	3
Crude Oil**	354	Mar-2017	361
Dow Jones-UBS Commodity
Index**	941	Mar-2017	25

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Feeder Cattle**	14	Apr-2017	$(8)
Feeder Cattle**	197	Mar-2017	365
Gasoil**	212	Mar-2017	449
Gold**	428	Feb-2017	(4,363)
Goldman Sachs Index**	157	Jan-2017	345
Heating Oil**	126	Mar-2017	611
ICE Brent Crude**	520	Apr-2017	793
ICE Brent Crude**	140	Feb-2017	347
Lean Hogs**	284	Feb-2017	1,680
Lean Hogs**	44	Jun-2017	61
Lean Hogs**	289	Apr-2017	631
Live Cattle**	301	Apr-2017	302
Live Cattle**	217	Mar-2017	970
LME Aluminum**	4	Dec-2049	(1)
LME Copper**	162	Mar-2017	2,170
LME Lead**	1	Dec-2049	(1)
LME Lead**	45	Mar-2017	(88)
LME Nickel**	(3)	Dec-2049	2
LME Nickel**	177	Mar-2017	(1,052)
LME Primary Aluminum**	748	Mar-2017	(475)
LME Zinc**	(7)	Dec-2049	(2)
LME Zinc**	245	Mar-2017	422
Natural Gas**	168	Feb-2017	391
NYMEX Cocoa**	249	Mar-2017	(1,456)
RBOB Gasoline**	86	Jan-2017	891
RBOB Gasoline**	203	Mar-2017	920
Silver**	311	Mar-2017	(3,373)
Soybean**	192	Mar-2017	(280)
Soybean Meal**	222	Mar-2017	(182)
Soybean Oil**	362	Mar-2017	(451)
Sugar No. 11**	197	Jul-2017	(59)
Sugar No. 11**	432	May-2017	(452)
Wheat**	91	Mar-2017	(46)

			$1,683

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
01/24/17-03/15/17	GBP	95,446	USD	119,054	$996
01/25/17	GBP	6,500	USD	7,950	(85)
03/15/17	EUR	198,092	USD	212,244	2,552
01/24/17-03/15/17	EUR	125,026	USD	130,663	(1,409)
03/15/17	CHF	624	USD	620	2
01/25/17-03/15/17	CHF	4,774	USD	4,645	(63)
01/25/17	AUD	9,400	USD	6,733	(67)
01/25/17	CAD	10,900	USD	8,032	(100)
03/15/17	HKD	3,021	USD	390	–
01/25/17-03/15/17	HKD	64,229	USD	8,279	(7)
01/25/17	JPY	1,881,000	USD	16,007	(146)
03/15/17	USD	31	CAD	41	–
03/15/17	USD	87	CAD	115	(1)
03/15/17	USD	568	HKD	4,403	–
03/15/17	USD	979	HKD	7,584	–
03/15/17	CNH	1,600	USD	227	2
03/15/17	BRL	3,900	USD	1,135	(40)
03/15/17	USD	4,196	EUR	3,900	(68)
03/15/17	USD	8,463	CNH	59,200	(129)
03/15/17	MXN	14,000	USD	678	5
03/15/17	TRY	13,600	USD	3,855	49
03/15/17	TRY	700	USD	195	(1)
03/15/17	USD	8,642	INR	596,162	73
03/15/17	USD	10,639	INR	724,238	(52)
03/15/17	USD	20,370	PLN	85,900	192
03/15/17	USD	431	PLN	1,800	–
03/15/17	USD	242	KRW	292,600	1
03/15/17	USD	22,393	KRW	26,152,700	(659)
03/15/17	USD	23,465	ZAR	329,806	334
03/15/17	USD	2,700	ZAR	37,294	(9)
03/15/17	PLN	11,700	USD	2,805	4
03/15/17	PLN	15,600	USD	3,709	(25)
03/15/17	USD	2,780	TRY	10,000	19
03/15/17	USD	24,727	TRY	87,000	(374)
03/15/17	USD	22,835	MXN	479,500	218
03/15/17	USD	5,087	MXN	104,600	(59)
03/15/17	USD	31,723	BRL	111,100	1,737
03/15/17	INR	159,000	USD	2,313	(11)
03/15/17	KRW	335,500	USD	282	3
03/15/17	KRW	58,200	USD	48	–
03/16/17	USD	13,055	HUF	3,847,683	122
03/16/17	USD	8,447	HUF	2,456,517	(35)
03/16/17	HUF	342,100	USD	1,176	4
03/16/17	HUF	1,392,200	USD	4,718	(49)

					$2,924

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Credit Agricole Securities USA	$(63,826)	$64,030	$204
Barclays PLC	(87,970)	87,145	(825)
BNP Paribas	(5,186)	5,182	(4)
Citigroup	(518,326)	522,707	4,381
JPMorgan Chase Bank	(32,321)	31,989	(332)
State Street	(38,376)	37,876	(500)

			$2,924

For the period ended December 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Continued)

A list of open OTC swap agreements held by the Fund at December 31, 2016, are as follows:

Total Return Swaps

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	01/21/17	TWD	3,193	$(6)
JPMorgan Chase Bank	Taiwan Index	Negative Price Return	Positive Price Return	01/21/17	TWD	813	(1)
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	01/23/17	USD	10,683	147
Bank of America	SGX S&P CNX Nifty Index	Negative Price Return	Positive Price Return	01/25/17	USD	3,329	92
Bank of America	H-Shares Index	Negative Price Return	Positive Price Return	01/26/17	HKD	39,393	829
JPMorgan Chase Bank	H-Shares Index	Negative Price Return	Positive Price Return	01/26/17	HKD	18,831	528
Bank of America	Hang Seng Index	Negative Price Return	Positive Price Return	01/26/17	HKD	6,255	113
JPMorgan Chase Bank	Hang Seng Index	Negative Price Return	Positive Price Return	01/30/17	HKD	6,104	123
JPMorgan Chase Bank	SGX S&P CNX Nifty Index	Negative Price Return	Positive Price Return	01/31/17	USD	1,791	42
JPMorgan Chase Bank	Taiwan Index	Negative Price Return	Positive Price Return	01/31/17	USD	20,419	243
JPMorgan Chase Bank	Bovaspa Index	Negative Price Return	Positive Price Return	02/20/17	BRL	14,884	13
Bank of America	KOSPI 200 Index	Negative Price Return	Positive Price Return	03/10/17	KRW	7,222	331
JPMorgan Chase Bank	KOSPI 200 Index	Negative Price Return	Positive Price Return	03/10/17	KRW	15,744	510
Bank of America	Euro-Bund	Negative Price Return	Positive Price Return	03/13/17	EUR	106,272	451
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positive Price Return	03/17/17	CHF	6,915	145
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positive Price Return	03/29/17	CAD	1,660	(18)
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positive Price Return	03/29/17	USD	408,592	(2,565)
BoA Merrill Lynch	Lean Hogs**	Negative Price Return	Positive Price Return	02/17/17	USD	4,289	845
Citigroup	Gold 100 Oz**	Negative Price Return	Positive Price Return	02/28/17	USD	2,573	(154)
Merrill Lynch	Gold 100 Oz**	Negative Price Return	Positive Price Return	02/28/17	USD	1,537	(155)
BoA Merrill Lynch	Live Cattle**	Negative Price Return	Positive Price Return	02/28/17	USD	4,742	457
Citigroup	Corn**	Negative Price Return	Positive Price Return	03/16/17	USD	8,566	(118)
Merrill Lynch	Corn**	Negative Price Return	Positive Price Return	03/16/17	USD	6,225	(83)
Citibank	Soybean**	Negative Price Return	Positive Price Return	03/16/17	USD	4,786	(17)
Merrill Lynch	Soybean**	Negative Price Return	Positive Price Return	03/16/17	USD	11,760	(13)
Citigroup	Soybean Meal**	Negative Price Return	Positive Price Return	03/16/17	USD	725	3
Merrill Lynch	Soybean Meal**	Negative Price Return	Positive Price Return	03/16/17	USD	221	1
Citibank	Wheat**	Negative Price Return	Positive Price Return	03/16/17	USD	297	(11)
Merrill Lynch	Wheat**	Negative Price Return	Positive Price Return	03/16/17	USD	765	(10)
Citigroup	Soybean Oil**	Negative Price Return	Positive Price Return	03/20/17	USD	4,176	(370)
Merrill Lynch	Soybean Oil**	Negative Price Return	Positive Price Return	03/20/17	USD	2,557	(227)
Citibank	Coffee ‘C’**	Negative Price Return	Positive Price Return	03/20/17	USD	4,977	(608)
Citibank	Cotton No. 2**	Negative Price Return	Positive Price Return	03/21/17	USD	4,307	109
Citibank	LME Lead**	Negative Price Return	Positive Price Return	03/21/17	USD	152	(1)
Citibank	WTI Crude**	Negative Price Return	Positive Price Return	03/28/17	USD	10,888	427
Citigroup	Heating Oil**	Negative Price Return	Positive Price Return	03/28/17	USD	1,187	53
Merrill Lynch	Heating Oil**	Negative Price Return	Positive Price Return	03/28/17	USD	2,418	137
Citigroup	Natural Gas**	Negative Price Return	Positive Price Return	03/28/17	USD	1,801	77
Citigroup	Gas Oil (100Mt)**	Negative Price Return	Positive Price Return	03/28/17	USD	1,558	66
Merrill Lynch	Gas Oil (100Mt)**	Negative Price Return	Positive Price Return	03/28/17	USD	3,206	194
Citigroup	Unleaded Gas RBOB**	Negative Price Return	Positive Price Return	03/28/17	USD	285	(2)
Merrill Lynch	Unleaded Gas RBOB**	Negative Price Return	Positive Price Return	03/28/17	USD	2,332	218
Citigroup	Cocoa**	Negative Price Return	Positive Price Return	03/30/17	USD	54	(12)
Citigroup	Wheat**	Negative Price Return	Positive Price Return	03/30/17	USD	296	(3)
Citibank	Sugar**	Negative Price Return	Positive Price Return	03/30/17	USD	2	—
BoA Merrill Lynch	Sugar**	Negative Price Return	Positive Price Return	03/30/17	USD	4	—
Citigroup	Brent Crude Penultimate**	Negative Price Return	Positive Price Return	04/28/17	USD	10,021	557
							$2,337

A list of open centrally cleared swap agreements held by the Fund at December 31, 2016, are as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	3-Month USD - LIBOR	1.50%	03/15/2022	$137,525	$1,072
JPMorgan Chase Bank	3-Month USD - LIBOR	1.25%	03/15/2019	345,504	569
					$1,641

For the period ended December 31, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Accumulation Fund (Concluded)

Percentages are based on Net Assets of $2,380,767 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2016.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $8,129 ($ Thousands), representing 0.3% of the net assets of the Fund.
(D)	Securities considered illiquid. The total value of such securities as of December 31, 2016 was $3 ($ Thousands) and represented 0.0% of the net assets of the Fund.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Yuan (Offshore)

CVR — Contingent Value Rights

DJ — Dow Jones

EUR — Euro

IBEX — Spanish Exchange Index

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MIB —Milano Italia Borsa

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zloty

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P— Standard & Poor’s

SGX — Singapore Exchange

SPI — Share Price Index

TRY — New Turkish Lira

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

ZAR — South African Rand

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $1,837,207

($ Thousands),and the unrealized appreciation and depreciation were $39,134

($ Thousands) and ($31,154) ($ Thousands) respectively.

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$–	$1,216,670	$–	$1,216,670
Sovereign Debt	–	373,401	–	373,401
Foreign Common Stock	98,086	–	–	98,086
Common Stock	91,294	–	–	91,294
Corporate Obligations	–	39,991	–	39,991
Exchange Traded Fund	25,495	–	–	25,495
Preferred Stock	247	–	–	247
Rights	–	3	–	3

Total Investments in Securities	$215,122	$1,630,065	$–	$1,845,187

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$27,245	$—	$—	$27,245
Unrealized Depreciation	(25,562)	—	—	(25,562)
Forwards Contracts *
Unrealized Appreciation	—	6,313	—	6,313
Unrealized Depreciation	—	(3,389)	—	(3,389)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	6,711	—	6,711
Unrealized Depreciation	—	(4,374)	—	(4,374)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,641	—	1,641

Total Other Financial Instruments	$1,683	$6,902	$—	$8,585

*Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 27.0%

Credit Cards — 0.0%
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.128%, 12/15/2049 (A)	$113	$89

Mortgage Related Securities — 0.2%
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.842%, 09/25/2036 (B)	520	315
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A4
0.842%, 06/26/2036 (B)	1,360	1,111
		1,426

Other Asset-Backed Securities — 26.8%
ABPCI Direct Lending Fund CLO I, Ser 2016-1A, Cl A
3.650%, 12/22/2028 (A)(B)(C)	3,000	2,985
ACAS CLO, Ser 2013-1A, Cl C
3.446%, 04/20/2025 (A)(B)	1,000	1,000
ACAS CLO, Ser 2015-1A, Cl F
7.329%, 04/18/2027 (A)(B)	1,000	857
ACIS CLO, Ser 2013-1A, Cl ACOM
1.906%, 04/18/2024 (A)(B)	1,000	973
ACIS CLO, Ser 2013-1A, Cl D
5.179%, 04/18/2024 (A)(B)	800	788
ACIS CLO, Ser 2013-2A, Cl A
1.173%, 10/14/2022 (A)(B)	273	272
ACIS CLO, Ser 2013-2A, Cl D
4.731%, 10/14/2022 (A)(B)	1,100	1,106
ACIS CLO, Ser 2014-4A, Cl A
2.177%, 05/01/2026 (A)(B)	500	499
Adams Mill CLO, Ser 2014-1A, Cl E1
5.880%, 07/15/2026 (A)(B)	1,000	826
AIM Aviation Finance, Ser 2015-1A, Cl B1
5.072%, 02/15/2040 (A)	869	836
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
1.088%, 03/15/2019 (A)(B)	1,341	453
ALM XIV, Ser 2014-14A, Cl B
3.693%, 07/28/2026 (A)(B)	1,000	991
ALM XIV, Ser 2014-14A, Cl C
4.193%, 07/28/2026 (A)(B)	1,250	1,227
AMMC CLO XI, Ser 2012-11A
0.000%, 10/30/2023 (A)	2,100	1,218
AMMC CLO XIV, Ser 2014-14A, Cl A3L
3.515%, 07/27/2026 (A)(B)	1,000	997
Anchorage Capital CLO 4, Ser 2014-4A, Cl A1A
2.193%, 07/28/2026 (A)(B)	300	300
Anchorage Capital CLO 6, Ser 2015-6A, Cl A1
2.220%, 04/15/2027 (A)(B)	750	749

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Anchorage Credit Funding 4, Ser 2016-4A, Cl B
4.500%, 02/15/2035 (A)(C)	$1,000	$966
Apidos CLO X, Ser 2012-10A, Cl A
2.177%, 10/30/2022 (A)(B)	2,350	2,350
Apollo Aviation Securitization Equity Trust
7.869%, 11/15/2041 (C)	983	981
5.926%, 11/15/2041 (C)	1,300	1,293
4.212%, 11/15/2041 (C)	1,000	995
Apollo Aviation Securitization Equity Trust, Ser 2014-1, Cl A
5.125%, 12/15/2029 (B)	4,689	4,656
Apollo Aviation Securitization Equity Trust, Ser 2014-1, Cl B
7.375%, 12/15/2029 (B)	4,476	4,445
ARES XXV CLO, Ser 2012-3A
0.000%, 01/17/2024 (A)	750	395
ARES XXVI CLO, Ser 2013-1A, Cl C
3.430%, 04/15/2025 (A)(B)	750	750
Atlas Senior Loan Fund II, Ser 2012-2A
0.000%, 01/30/2024 (A)	950	515
Atlas Senior Loan Fund, Ser 2013-2A, Cl A3L
3.606%, 02/17/2026	1,350	1,350
Avery Point III CLO, Ser 2013-3X, Cl COM
0.701%, 01/18/2025 (C)	3,000	2,509
B&M CLO, Ser 2014-1A, Cl A2
2.629%, 04/16/2026 (A)(B)	450	436
Babson CLO, Ser 2012-2A
0.000%, 05/15/2023 (A)	3,000	1,821
Babson CLO, Ser 2014-3A, Cl F
6.880%, 01/15/2026 (A)(B)	2,000	1,602
Babson CLO, Ser 2014-IA
0.797%, 07/20/2025 (A)	2,400	1,389
Bank of America Student Loan Trust, Ser 2010- 1A, Cl A
1.515%, 02/25/2043 (A)(B)	299	298
Black Diamond CLO, Ser 2007-1A, Cl AD
1.137%, 04/29/2019 (A)(B)	578	577
Brad, Ser 2014-1, Cl B
5.438%, 03/12/2026 (C)	858	828
Brentwood CLO, Ser 2006-1A, Cl A1A
1.027%, 02/01/2022 (A)(B)	137	136
Carlyle Global Market Strategies CLO, Ser 2014-2A, Cl DR
4.596%, 07/20/2023 (A)(B)	1,000	1,000
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl B
7.500%, 02/15/2029	770	768
Catamaran CLO, Ser 2012-1A, Cl F
7.107%, 12/20/2023 (A)(B)	1,500	1,163
Catamaran CLO, Ser 2016-1A, Cl CR
3.770%, 12/20/2023 (A)(B)(C)	1,000	996

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cedar Funding V CLO, Ser 2016-5A, Cl A1
2.243%, 07/17/2028 (A)(B)	$2,000	$2,006
Cent CLO 21, Ser 2014-21A, Cl A1B
2.276%, 07/27/2026 (A)(B)	500	500
Cerberus Loan Funding XVI, Ser 2016-2A, Cl C
4.686%, 11/17/2027 (A)(B)	1,000	989
Cerberus Loan Funding XVII, Ser 2016-3A, Cl A
3.483%, 01/15/2028 (A)(B)(C)	2,000	1,993
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
4.380%, 10/15/2023 (A)(B)	250	249
3.978%, 10/15/2023 (A)(B)	750	748
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
4.880%, 10/15/2023 (A)(B)	250	247
4.778%, 10/15/2023 (A)(B)	750	742
CIFC Funding, Ser 2014-1A, Cl A3R
3.887%, 08/14/2024 (A)(B)	1,000	1,006
CIFC Funding, Ser 2014-1A, Cl C
3.479%, 04/18/2025 (A)(B)	750	750
CIFC Funding, Ser 2014-3A, Cl E
5.452%, 07/22/2026 (A)(B)	500	442
CIFC Funding, Ser 2016-3A, Cl A1R
2.082%, 01/29/2025 (A)(B)	2,550	2,550
CIT Education Loan Trust, Ser 2005-1, Cl A3
0.970%, 03/15/2026 (B)	773	766
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M5
1.212%, 07/25/2035 (B)	500	462
COA Summit CLO, Ser 2014-1A, Cl C
4.546%, 04/20/2023 (A)(B)	500	499
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (A)(B)	3,000	708
DIVCORE CLO, Ser 2013-1A, Cl B
4.438%, 11/15/2032	750	742
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl Q
0.211%, 04/15/2027 (A)	1,000	938
Dryden 41 Senior Loan Fund, Ser 2015-41A
1.315%, 10/15/2027 (A)	1,600	1,344
Duane Street CLO IV, Ser 2007-4A, Cl A1R
1.077%, 11/14/2021 (A)(B)	339	337
Eaton Vance CLO, Ser 2015-1A, Cl F
8.746%, 10/20/2026 (A)(B)	2,500	2,330
ECAF I, Ser 2015-1A, Cl B1
5.802%, 06/15/2040 (A)	4,327	4,260
ECMC Group Student Loan Trust, Ser 2016-1A, Cl A
1.942%, 07/26/2066 (A)(B)	1,207	1,203
Educational Funding of the South, Ser 2011-1, Cl A2
1.365%, 04/25/2035 (B)	530	523
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/2038 (A)	1,128	1,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Fifth Street SLF II, Ser 2015-2A, Cl A2
3.562%, 09/29/2027 (A)(B)	$1,000	$991
Fortress Credit Funding V, Ser 2015-5A, Cl BR
4.468%, 08/15/2022 (A)(B)	2,000	1,969
Fortress Credit Investments IV, Ser 2015-4A, Cl D
4.179%, 07/17/2023 (A)(B)	1,000	979
Fortress Credit Opportunities III CLO, Ser 2014- 3A, Cl C
3.907%, 04/28/2026 (A)(B)	2,500	2,362
Fortress Credit Opportunities V CLO, Ser 2014- 5A, Cl C
4.426%, 10/15/2026 (A)(B)	2,250	2,219
Fortress Credit Opportunities V CLO, Ser 2014- 5A, Cl D
5.376%, 10/15/2026 (A)(B)	1,000	947
Fortress Credit Opportunities VI CLO, Ser 2015- 6A, Cl D
5.953%, 10/10/2026 (A)(B)	1,000	941
Fortress Credit Opportunities VII CLO, Ser 2016-7A, Cl B
3.884%, 12/15/2028 (A)(B)	2,000	2,000
Galaxy XIX CLO, Ser 2015-19A, Cl COMB
0.307%, 01/24/2027 (A)	1,000	897
Gale Force 3 CLO, Ser 2007-3A, Cl B1
1.078%, 04/19/2021 (A)(B)	1,550	1,545
Gallatin CLO VII, Ser 2014-1A, Cl D
4.440%, 07/15/2023 (A)(B)	500	491
Garrison Funding, Ser 2016-2A, Cl B
4.617%, 09/29/2027 (A)(B)	1,000	988
GCAT, Ser 2015-1, Cl A1
3.625%, 05/26/2020 (A)	929	931
GoldenTree Loan Opportunities IX, Ser 2016- 9A, Cl AR
2.238%, 10/29/2026 (A)(B)	1,850	1,849
Golub Capital Partners CLO, Ser 2014-18A, Cl C
4.215%, 04/25/2026 (A)(B)	600	594
Golub Capital Partners CLO, Ser 2014-18A, Cl D
4.715%, 04/25/2026 (A)(B)	300	294
Golub Capital Partners CLO, Ser 2014-21A, Cl C
4.015%, 10/25/2026 (A)(B)	1,200	1,160
Golub Capital Partners CLO, Ser 2015-24A, Cl C
4.528%, 02/05/2027 (A)(B)	2,000	1,991
Golub Capital Partners CLO, Ser 2015-25A, Cl C
4.428%, 08/05/2027 (A)(B)	1,000	955
Golub Capital Partners CLO, Ser 2016-33A, Cl A
3.366%, 11/21/2028 (A)(B)(C)	2,000	1,992
Gramercy Park CLO, Ser 2012-1A
2.122%, 07/17/2023 (A)	1,100	113
Gramercy Real Estate, Ser 2007-1A, Cl A1
1.097%, 08/15/2056 (A)(B)	2,737	2,737

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Grayson CLO, Ser 2006-1A, Cl A2
1.167%, 11/01/2021 (A)(B)	$700	$679
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)	1,000	700
Great Lakes CLO, Ser 2014-1A, Cl C
4.380%, 04/15/2025 (A)(B)	2,500	2,432
Great Lakes CLO, Ser 2014-1A, Cl D
4.880%, 04/15/2025 (A)(B)	500	457
Greywolf CLO III, Ser 2014-1A, Cl B
3.552%, 04/22/2026 (A)(B)	750	750
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
3.817%, 08/15/2023 (A)(B)	500	490
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
3.707%, 12/20/2024 (A)(B)	500	488
Halcyon Loan Advisors Funding, Ser 2013-1A, Cl A1
1.830%, 04/15/2025 (A)(B)	500	498
Halcyon Loan Advisors Funding, Ser 2014-1A, Cl A1
2.209%, 04/18/2026 (A)(B)	650	650
JP Morgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
1.016%, 05/25/2037 (B)	1,400	1,161
Kingsland IV, Ser 2007-4A, Cl D
2.129%, 04/16/2021 (A)(B)	500	473
KKR CLO, Ser 2015-12, Cl C
3.680%, 07/15/2027 (A)(B)	1,000	999
KVK CLO, Ser 2013-1A
0.000%, 04/14/2025 (A)	3,500	1,418
KVK CLO, Ser 2014-1A, Cl C
3.717%, 05/15/2026 (A)(B)	1,000	966
KVK CLO, Ser 2014-2A, Cl C
3.680%, 07/15/2026 (A)(B)	1,000	987
LCM X, Ser 2014-10A, Cl DR
4.430%, 04/15/2022 (A)(B)	1,000	1,000
Lime Street CLO, Ser 2007-1A, Cl D
3.357%, 06/20/2021 (A)(B)	750	718
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)(B)	750	–
Marathon CLO VI, Ser 2014-6A, Cl B
3.667%, 05/13/2025 (A)(B)	1,000	972
MCF CLO III, Ser 2014-3A, Cl D
3.981%, 01/20/2024 (A)(B)	250	228
MCF CLO IV, Ser 2014-1A, Cl E
6.580%, 10/15/2025 (A)(B)	500	432
Mountain Hawk II CLO, Ser 2013-2A, Cl C
3.296%, 07/22/2024 (A)(B)	1,000	936
Mountain Hawk II CLO, Ser 2013-2A, Cl D
3.846%, 07/22/2024 (A)(B)	1,000	853

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-2, Cl A2
1.806%, 06/25/2065 (A)(B)	$750	$754
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.006%, 06/25/2065 (A)(B)	2,348	2,382
Navient Student Loan Trust, Ser 2016-7A, Cl A
1.906%, 03/25/2066 (A)(B)	1,200	1,212
NewMark Capital Funding CLO, Ser 2014-2A, Cl E
5.798%, 06/30/2026 (A)(B)	3,000	2,519
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
4.015%, 07/25/2025 (A)(B)	1,000	971
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
4.965%, 07/25/2025 (A)(B)	750	702
Newstar Commercial Loan Funding, Ser 2013- 1A, Cl D
5.407%, 09/20/2023 (A)(B)	600	575
Newstar Commercial Loan Funding, Ser 2013- 1A, Cl E
6.157%, 09/20/2023 (A)(B)	250	228
Newstar Commercial Loan Funding, Ser 2014- 1A, Cl C
4.296%, 04/20/2025 (A)(B)	1,500	1,475
Newstar Commercial Loan Funding, Ser 2014- 1A, Cl D
5.446%, 04/20/2025 (A)(B)	750	718
Newstar Commercial Loan Funding, Ser 2015- 1A, Cl C
4.546%, 01/20/2027 (A)(B)	1,000	994
Newstar Trust, Ser 2012-2A, Cl D
7.131%, 01/20/2023 (A)(B)	500	488
Northwoods Capital XIV, Ser 2014-14A, Cl C
4.168%, 11/12/2025 (A)(B)	1,500	1,495
NRPL Trust, Ser 2014-2A, Cl A1
3.750%, 10/25/2057 (A)(B)	817	816
NRPL Trust, Ser 2015-1A, Cl A1
3.875%, 11/01/2054 (A)	2,166	2,148
N-Star Reak Estate CDO VIII, Ser 2006-8A, Cl A2
0.977%, 02/01/2041 (A)(B)	623	615
Oaktree EIF II, Ser 2014-A2, Cl C
4.106%, 11/15/2025 (A)(B)	1,000	999
OCP CLO, Ser 2014-6A, Cl B
3.779%, 07/17/2026 (A)(B)	1,000	1,000
OCP CLO, Ser 2016-12A, Cl A1
2.426%, 10/18/2028 (A)(B)	1,400	1,398
Octagon Investment Partners XV, Ser 2013-1A, Cl C
3.538%, 01/19/2025 (A)(B)	500	499

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XX, Ser 2014-1A, Cl E
6.068%, 08/12/2026 (A)(B)	$2,750	$2,441
OFSI Fund VI, Ser 2014-6A, Cl A1
1.710%, 03/20/2025 (A)(B)	650	643
OFSI Fund VII, Ser 2014-7A, Cl A
2.019%, 10/18/2026 (A)(B)	601	598
OHA Credit Partners IX, Ser 2013-9A, Cl ACOM
0.476%, 10/20/2025 (A)	2,000	1,781
OZLM Funding V, Ser 2013-5A, Cl B
3.679%, 01/17/2026 (A)(B)	750	750
Palmer Square CLO, Ser 2014-1A, Cl B
3.229%, 10/17/2022 (A)(B)	1,000	1,000
Palmer Square CLO, Ser 2014-1A, Cl C
4.529%, 10/17/2022 (A)(B)	2,000	1,998
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
1.596%, 07/01/2024 (B)	1,121	1,121
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
1.906%, 09/25/2065 (A)(B)	1,307	1,310
Pinnacle Park CLO, Ser 2017-1A, Cl AR
2.211%, 04/15/2026 (A)(B)(C)	1,500	1,500
Primus CLO II, Ser 2007-2A, Cl C
1.630%, 07/15/2021 (A)(B)	1,500	1,482
Putnam Structured Product Funding, Ser 2003- 1A, Cl A2
1.704%, 10/15/2038 (A)(B)	1,992	1,793
Race Point CLO, Ser 2014-5A, Cl DR
4.600%, 12/15/2022 (A)(B)	1,600	1,599
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.892%, 11/20/2046 (B)	706	690
Scholar Funding Trust, Ser 2011-A, Cl A
1.643%, 10/28/2043 (A)(B)	1,600	1,545
Scholar Funding Trust, Ser 2012-B, Cl A2
1.692%, 03/28/2046 (A)(B)	1,650	1,606
Shackleton 2015-VII CLO, Ser 2016-7A, Cl CR
3.820%, 04/15/2027 (A)(B)(C)	1,000	999
Shackleton II CLO, Ser 2016-2A, Cl DR
4.754%, 10/20/2023 (A)(B)	1,000	1,000
Sound Point CLO VI, Ser 2014-2A, Cl A1
2.056%, 10/20/2026 (A)(B)	400	399
Sound Point CLO XI, Ser 2016-1A, Cl A
2.175%, 07/20/2028 (A)(B)	2,800	2,810
Sound Point CLO XI, Ser 2016-1A, Cl B1
2.925%, 07/20/2028 (A)(B)	800	806
Stanwich Mortgage Loan Trust, Ser 2016-NPA1
3.844%, 10/16/2046 (A)(B)	2,977	2,977
Steele Creek CLO, Ser 2014-1A, Cl C
4.011%, 08/21/2026 (A)(B)	500	500
Symphony CLO XI, Ser 2013-11A, Cl D
4.679%, 01/17/2025 (A)(B)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
TCP Waterman CLO, Ser 2016-1A, Cl A2
3.916%, 12/15/2028 (A)(B)	$1,000	$1,000
Telos CLO, Ser 2013-3A, Cl D
4.929%, 01/17/2024 (A)(B)	1,050	1,037
Telos CLO, Ser 2014-6A, Cl C
3.679%, 01/17/2027 (A)(B)	3,000	2,967
THL Credit Wind River CLO, Ser 2015-2A, Cl F
8.680%, 10/15/2027 (A)(B)	1,000	925
TICP CLO I, Ser 2014-1A, Cl A1
2.384%, 04/26/2026 (A)(B)	2,100	2,098
TICP CLO I, Ser 2015-1A, Cl E
6.196%, 07/20/2027 (A)(B)	1,500	1,349
TICP CLO II, Ser 2014-2A, Cl B
3.696%, 07/20/2026 (A)(B)	600	597
TICP CLO VI, Ser 2016-6A, Cl A
2.434%, 01/15/2029 (A)(B)	1,300	1,303
Treman Park CLO, Ser 2015-1A, Cl COM
0.459%, 04/20/2027 (A)	3,000	2,706
Triaxx Prime, Ser 2006-2A, Cl A1A
0.884%, 10/02/2039 (A)(B)	4,437	4,271
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/15/2048 (A)	804	789
Turbine Engines Securitization, Ser 2013-1A, Cl B
6.375%, 12/15/2048 (A)	520	485
Venture X CLO, Ser 2016-10A, Cl DR
4.960%, 07/20/2022 (A)(B)	1,000	1,000
Venture XIX CLO, Ser 2016-19A, Cl CR
3.813%, 01/15/2027 (A)(B)(C)	1,000	997
VOLT LI, Ser 2016-NP11, Cl A1
3.500%, 10/25/2046 (A)	2,177	2,172
VOLT LII, Ser 2016-NP12, Cl A1
3.625%, 11/26/2046 (A)	1,965	1,965
VOLT LIII, Ser 2016-NP13, Cl A1
3.875%, 12/25/2046 (A)	1,000	1,003
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.896%, 07/25/2037 (A)(B)	699	596
West CLO, Ser 2013-1A
0.000%, 11/07/2025 (A)	1,350	644
West CLO, Ser 2013-1A, Cl B
3.688%, 11/07/2025 (A)(B)	1,000	988
WhiteHorse VIII, Ser 2014-1A, Cl C
3.636%, 05/01/2026 (A)(B)	1,000	975
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (A)	1,434	1,407

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Zais CLO 4, Ser 2016-1A, Cl A
2.180%, 05/10/2025 (A)(B)		$750	$750
			209,350
Total Asset-Backed Securities (Cost $218,190) ($ Thousands)			210,865

CORPORATE OBLIGATIONS — 19.4%

Consumer Discretionary — 3.1%
1011778 BC ULC
4.625%, 01/15/2022 (A)		700	714
21st Century Fox America
4.950%, 10/15/2045		250	257
Ahern Rentals
7.375%, 05/15/2023 (A)		150	126
Altice Financing
7.500%, 05/15/2026 (A)		2,025	2,106
6.625%, 02/15/2023 (A)		500	514
Altice Financing MTN
5.250%, 02/15/2023	EUR	300	335
AMC Networks
5.000%, 04/01/2024		$400	402
Cablevision
6.500%, 06/15/2021 (A)		150	152
CCO Holdings
5.750%, 02/15/2026 (A)		1,000	1,035
Charter Communications Operating
6.484%, 10/23/2045		50	58
4.908%, 07/23/2025		250	263
3.579%, 07/23/2020		450	459
Clear Channel Worldwide Holdings
6.500%, 11/15/2022		550	550
Comcast
3.375%, 08/15/2025		300	302
DISH DBS
7.750%, 07/01/2026		600	677
5.875%, 07/15/2022		300	316
5.875%, 11/15/2024		2,150	2,212
Ford Motor Credit
5.875%, 08/02/2021		350	387
General Motors
3.500%, 10/02/2018		250	255
Gray Television
5.125%, 10/15/2024 (A)		250	242
IHO Verwaltungs GmbH PIK
4.500%, 09/15/2023 (A)		550	538
KFC Holding
5.250%, 06/01/2026 (A)		150	152
5.000%, 06/01/2024 (A)		100	102
Lynx II
6.375%, 04/15/2023 (A)		200	208

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MDC Partners
6.500%, 05/01/2024 (A)		$750	$675
MGM Resorts International
6.750%, 10/01/2020		600	667
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/2023 (A)		1,350	1,438
Nexstar Escrow
5.625%, 08/01/2024 (A)		200	199
Schaeffler Finance
4.750%, 05/15/2023 (A)		275	279
Scientific Games International
10.000%, 12/01/2022		825	821
7.000%, 01/01/2022 (A)		200	214
SFR Group
6.250%, 05/15/2024 (A)		700	703
6.000%, 05/15/2022 (A)		1,750	1,796
Sirius XM Radio
5.375%, 04/15/2025 (A)		400	398
4.625%, 05/15/2023 (A)		250	248
Unitymedia GmbH
6.125%, 01/15/2025 (A)		1,050	1,079
Universal Entertainment MTN
8.500%, 08/24/2020 (A)		250	252
UPC Holding BV
6.750%, 03/15/2023	EUR	350	401
UPCB Finance IV
5.375%, 01/15/2025 (A)		$200	202
4.000%, 01/15/2027	EUR	350	368
Virgin Media Secured Finance
5.500%, 01/15/2025 (A)		$1,050	1,066
4.875%, 01/15/2027	GBP	100	121
WMG Acquisition
5.625%, 04/15/2022 (A)		$224	232
Wynn Las Vegas
5.500%, 03/01/2025 (A)		845	838
			24,359

Consumer Staples — 1.0%
Anheuser-Busch InBev Finance
4.900%, 02/01/2046		725	784
Anheuser-Busch InBev Worldwide
4.950%, 01/15/2042		300	327
BAT International Finance
3.950%, 06/15/2025 (A)		425	440
2.750%, 06/15/2020 (A)		350	352
Bumble Bee Holdings
9.000%, 12/15/2017 (A)		2,796	2,761
CVS Health
5.125%, 07/20/2045		150	167
3.875%, 07/20/2025		332	343

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KeHE Distributors
7.625%, 08/15/2021 (A)	$550	$547
Kraft Heinz Foods
3.500%, 07/15/2022	350	355
Lindley
4.625%, 04/12/2023	190	194
Performance Food Group
5.500%, 06/01/2024 (A)	250	252
Reynolds American
5.850%, 08/15/2045	250	296
4.450%, 06/12/2025	425	449
Sigma Alimentos
4.125%, 05/02/2026 (A)	230	218
Sysco
4.850%, 10/01/2045	150	159
3.750%, 10/01/2025	350	354
		7,998

Energy — 3.7%
American Midstream Partners
8.500%, 12/15/2021 (A)	200	199
Anadarko Petroleum
6.450%, 09/15/2036	775	923
3.450%, 07/15/2024	150	147
Antero Resources
6.000%, 12/01/2020	325	335
5.125%, 12/01/2022	1,575	1,591
Apache
4.750%, 04/15/2043	150	154
4.250%, 01/15/2044	150	148
Approach Resources
7.000%, 06/15/2021	390	351
BreitBurn Energy Partners
9.250%, 05/18/2020 (C)(D)	813	756
ConocoPhillips
4.950%, 03/15/2026	500	552
3.350%, 11/15/2024	350	348
CONSOL Energy
8.000%, 04/01/2023	1,000	1,026
Crestwood Midstream Partners
6.125%, 03/01/2022	450	461
Devon Energy
5.850%, 12/15/2025	800	909
3.250%, 05/15/2022	200	199
Dolphin Energy
5.500%, 12/15/2021	220	242
Dynagas LNG Partners
6.250%, 10/30/2019	1,800	1,719
Enterprise Products Operating
3.750%, 02/15/2025	500	508
3.700%, 02/15/2026	300	301

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FTS International
8.463%, 06/15/2020 (A)(B)		$675	$675
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023		920	975
Gazprom OAO Via Gaz Capital MTN
7.288%, 08/16/2037		610	694
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		310	351
Gibson Energy
6.750%, 07/15/2021 (A)		734	762
GNL Quintero
4.634%, 07/31/2029		400	394
Hess
7.300%, 08/15/2031		350	408
KazMunayGas National JSC MTN
9.125%, 07/02/2018		600	652
Kinder Morgan
5.050%, 02/15/2046		175	173
Laredo Petroleum
7.375%, 05/01/2022		575	596
6.250%, 03/15/2023		300	310
Oasis Petroleum
6.875%, 03/15/2022		475	487
6.875%, 01/15/2023		400	410
Petrobras Global Finance BV
8.375%, 05/23/2021		220	237
5.750%, 01/20/2020		320	324
4.875%, 03/17/2020		640	633
Petrobras International Finance
5.375%, 01/27/2021		550	538
Petroleos de Venezuela
6.000%, 05/16/2024		1,370	528
6.000%, 11/15/2026		680	262
5.500%, 04/12/2037		30	11
5.375%, 04/12/2027		350	130
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)		1,330	1,403
5.625%, 01/23/2046		50	42
5.500%, 02/04/2019		90	93
5.125%, 03/15/2023	EUR	880	1,002
3.500%, 07/23/2020		$100	98
Petroleos Mexicanos
6.500%, 03/13/2027 (A)		600	619
6.375%, 02/04/2021		220	234
6.375%, 01/23/2045		30	27
5.750%, 03/01/2018		97	101
5.375%, 03/13/2022 (A)		180	184
4.875%, 01/24/2022		10	10
Rice Energy
6.250%, 05/01/2022		425	437
Sabine Pass Liquefaction
5.750%, 05/15/2024		400	429

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Schahin II Finance
5.875%, 09/25/2022 (A)(D)		$1,737	$208
SM Energy
6.750%, 09/15/2026		200	206
TOTAL MTN
2.625%, 12/29/2049 (B)	EUR	800	793
Weatherford International
6.500%, 08/01/2036		$150	120
Western Gas Partners
4.000%, 07/01/2022		200	203
Whiting Petroleum
5.750%, 03/15/2021		200	199
5.000%, 03/15/2019		425	427
Williams Partners
3.600%, 03/15/2022		800	804
WPX Energy
6.000%, 01/15/2022		400	410
YPF
8.875%, 12/19/2018		130	141
			28,609

Financials — 4.4%
Abe Investment Holdings
10.500%, 10/16/2020 (A)		1,000	950
Banco de Bogota
6.250%, 05/12/2026 (A)		780	796
Banco Regional SAECA
8.125%, 01/24/2019		290	306
Bank of America MTN
4.000%, 04/01/2024		650	670
Bank of America (B)
6.500%, 12/31/2049		1,125	1,176
6.300%, 12/31/2049		900	940
6.250%, 09/29/2049		150	150
6.100%, 12/29/2049		2,000	2,011
BPCE MTN
4.875%, 04/01/2026 (A)		200	200
CIC Receivables Master Trust
4.890%, 10/07/2021 (C)		2,575	2,595
Citigroup (B)
6.250%, 12/29/2049		1,000	1,029
5.950%, 12/29/2049		1,820	1,847
5.950%, 12/31/2049		350	346
5.900%, 12/29/2049		675	681
5.875%, 12/29/2049		2,595	2,601
Citizens Financial Group
5.500%, 12/29/2049 (B)		500	495
CoBank ACB
6.250%, 12/29/2049 (B)		250	260
Credit Suisse Group
6.250%, 12/29/2049 (A)(B)		200	193

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Bank
4.250%, 10/14/2021 (A)		$350	$351
2.500%, 02/13/2019		175	174
FBM Finance
8.250%, 08/15/2021 (A)		250	264
Greystar Real Estate Partners
8.250%, 12/01/2022 (A)		625	677
ING Groep
6.875%, 12/29/2049 (B)		650	654
International Lease Finance
7.125%, 09/01/2018 (A)		500	539
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		475	439
Itau CorpBanca
3.875%, 09/22/2019		250	258
Jefferies Finance
7.375%, 04/01/2020 (A)		2,000	2,000
Jefferies LoanCore
6.875%, 06/01/2020 (A)		300	286
JPMorgan Chase (B)
5.300%, 12/29/2049		800	816
5.000%, 12/29/2049		900	898
Lloyds Banking Group
6.375%, 06/27/2049 (B)	EUR	475	509
4.500%, 11/04/2024		$200	204
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024 (A)		1,250	1,309
Morgan Stanley
5.550%, 12/29/2049 (B)		1,050	1,062
Nationstar Mortgage
6.500%, 08/01/2018		225	229
Navient MTN
5.500%, 01/15/2019		600	623
NFP
9.000%, 07/15/2021 (A)		400	422
PNC Preferred Funding Trust I
2.613%, 03/29/2049 (A)(B)		400	387
PNC Preferred Funding Trust II
2.186%, 03/29/2049 (A)(B)		300	289
Speedy Cash Intermediate Holdings
10.750%, 05/15/2018 (A)		375	359
Trust F
5.250%, 01/30/2026 (A)		200	192
UBS Group (B)
7.000%, 12/29/2049		200	210
6.875%, 12/29/2049		400	394
UniCredit
8.000%, 04/03/2049 (B)		750	688
Virgin Money Holdings UK
8.750%, 12/29/2049 (B)	GBP	1,050	1,314
Wells Fargo MTN
3.000%, 02/19/2025		$400	384

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
5.875%, 12/31/2049 (B)		$800	$840
			34,017

Health Care — 1.3%
Acadia Healthcare
5.625%, 02/15/2023		400	400
Actavis Funding SCS
3.800%, 03/15/2025		925	926
Concordia International
7.000%, 04/15/2023 (A)		100	32
DaVita HealthCare Partners
5.125%, 07/15/2024		1,125	1,122
Endo
6.000%, 07/15/2023 (A)		400	351
Endo Finance
6.500%, 02/01/2025 (A)		400	335
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)		200	202
HCA
6.500%, 02/15/2020		200	219
5.250%, 04/15/2025		1,100	1,148
5.250%, 06/15/2026		300	310
5.000%, 03/15/2024		1,175	1,209
Kinetic Concepts
7.875%, 02/15/2021 (A)		725	787
Merck KGaA (B)
3.375%, 12/12/2074	EUR	400	445
2.625%, 12/12/2074		250	272
Opal Acquisition
8.875%, 12/15/2021 (A)		$55	47
Tenet Healthcare
7.500%, 01/01/2022 (A)		830	865
4.463%, 06/15/2020 (B)		1,475	1,486
UnitedHealth Group
4.750%, 07/15/2045		200	220
			10,376

Industrials — 0.8%
Air Canada 2013-1 Class C Pass-Through Trust
6.625%, 05/15/2018 (A)		725	751
Grinding Media
7.375%, 12/15/2023 (A)		200	210
HD Supply
5.750%, 04/15/2024 (A)		440	465
LMI Aerospace
7.375%, 07/15/2019		250	249
Manitowoc Foodservice
9.500%, 02/15/2024		575	663
Novelis
5.875%, 09/30/2026 (A)		1,100	1,111

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (A)		$909	$911
Standard Life
6.546%, 11/29/2049 (B)	GBP	100	128
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)		$900	947
United Rentals North America
4.625%, 07/15/2023		375	383
Wharf Finance MTN
4.625%, 02/08/2017		210	210
			6,028

Information Technology — 0.8%
Apple
4.650%, 02/23/2046		25	27
3.850%, 05/04/2043		400	382
CDK Global
4.500%, 10/15/2024		200	194
EIG Investors
10.875%, 02/01/2024 (A)		200	194
Fidelity National Information Services
5.000%, 10/15/2025		300	327
First Data
5.750%, 01/15/2024 (A)		600	619
5.000%, 01/15/2024 (A)		150	151
IHS Netherlands Holdco BV
9.500%, 10/27/2021 (A)		530	543
Infor US
6.500%, 05/15/2022		1,000	1,042
Micron Technology
7.500%, 09/15/2023 (A)		1,475	1,633
5.250%, 08/01/2023 (A)		775	778
NXP BV
3.750%, 06/01/2018 (A)		250	254
Qorvo
6.750%, 12/01/2023		250	275
VeriSign
5.250%, 04/01/2025		150	154
			6,573

Materials — 1.6%
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)		450	493
6.750%, 09/30/2024 (A)		650	705
Axalta Coating Systems Dutch Holding B BV
3.750%, 01/15/2025	EUR	550	583
Berry Plastics
5.500%, 05/15/2022		$500	520
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(B)		1,500	1,684

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$800	$746
BWAY Holding
9.125%, 08/15/2021 (A)		1,000	1,055
Cemex Finance
4.625%, 06/15/2024	EUR	300	324
Constellium
7.875%, 04/01/2021 (A)		$400	430
Crown European Holdings
3.375%, 05/15/2025	EUR	200	213
Eldorado
6.125%, 12/15/2020 (A)		$850	863
Glencore Funding
4.000%, 04/16/2025 (A)		300	294
Mirabela Nickel
1.000%, 07/31/2044		3	–
Reynolds Group Issuer
5.125%, 07/15/2023 (A)		1,325	1,353
Severstal OAO Via Steel Capital
6.700%, 10/25/2017		200	206
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025		220	213
Versum Materials
5.500%, 09/30/2024 (A)		410	419
WR Grace & Co.
5.125%, 10/01/2021 (A)		300	313
Yamana
4.950%, 07/15/2024		1,900	1,862
			12,276

Real Estate — 0.8%
American Tower
3.300%, 02/15/2021		350	354
Communications Sales & Leasing
6.000%, 04/15/2023 (A)		825	852
DuPont Fabros Technology
5.875%, 09/15/2021		250	262
5.625%, 06/15/2023		200	209
Equinix
5.875%, 01/15/2026		1,000	1,052
GEO Group
6.000%, 04/15/2026		1,100	1,081
5.875%, 01/15/2022		250	253
5.875%, 10/15/2024		700	690
Iron Mountain Europe
6.125%, 09/15/2022	GBP	150	196
Kennedy-Wilson
5.875%, 04/01/2024		$1,100	1,121
Lamar Media
5.750%, 02/01/2026		200	210
			6,280

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Telecommunication Services — 1.4%
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024		$200	$201
Digicel
6.000%, 04/15/2021		400	362
Digicel Group
6.750%, 03/01/2023 (A)		320	288
Inmarsat Finance
4.875%, 05/15/2022 (A)		650	632
Intelsat Jackson Holdings
5.500%, 08/01/2023		125	84
Intelsat Luxembourg
8.125%, 06/01/2023		50	16
Mauritius Investment
6.500%, 10/13/2026 (A)		320	312
SoftBank Group
4.500%, 04/15/2020 (A)		200	205
Sprint
7.875%, 09/15/2023		950	1,014
7.625%, 02/15/2025		500	526
7.125%, 06/15/2024		300	309
Sprint Communications
11.500%, 11/15/2021		650	798
7.000%, 03/01/2020 (A)		600	651
7.000%, 08/15/2020		500	530
Telecom Italia
5.303%, 05/30/2024 (A)		750	733
Telefonica Europe BV
5.875%, 03/31/2049 (B)	EUR	100	111
T-Mobile USA
6.633%, 04/28/2021		$550	574
6.500%, 01/15/2026		250	270
Verizon Communications
5.150%, 09/15/2023		525	580
4.862%, 08/21/2046		275	279
Wind Acquisition Finance
7.375%, 04/23/2021		654	680
4.750%, 07/15/2020 (A)		450	454
Windstream
7.750%, 10/15/2020		675	694
7.750%, 10/01/2021		650	668
			10,971

Utilities — 0.5%
Calpine
7.875%, 01/15/2023 (A)		156	163
Dynegy
6.750%, 11/01/2019		650	661
Electricite de France MTN
4.125%, 01/29/2049 (B)	EUR	400	415
Enel (B)
8.750%, 09/24/2073 (A)		$200	228

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.750%, 09/10/2075	GBP	200	$270
Ferrellgas
6.750%, 06/15/2023		$1,100	1,081
Greenko Investment
4.875%, 08/16/2023 (A)		410	386
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)		325	332
Listrindo Capital BV
4.950%, 09/14/2026 (A)		200	195
Terraform Global Operating
9.750%, 08/15/2022 (A)		225	240
			3,971
Total Corporate Obligations (Cost $148,090) ($ Thousands)			151,458

LOAN PARTICIPATIONS — 15.3%
AABS, Bridge Term Loan
4.875%, 01/15/2038 (C)		562	559
ABB/Con-Cise Optical Group LLC, Initial Term Loan,
7.750%, 06/15/2023		2	3
6.000%, 06/15/2023		688	695
Acosta, Dollar Revolving Credit Loan, 1st Lien
3.250%, 09/26/2019 (E)		26	(2)
0.500%, 09/26/2019 (E)		1,085	(62)
Acosta, Multicurrency Revolving Credit Loan, 1st Lien
0.500%, 09/26/2019 (E)		889	(51)
Acrisure, LLC, Term B Loan, 1st Lien
5.750%, 11/02/2023		592	598
0.000%, 11/02/2023 (F)		108	1
Advanced Disposal Services, Additional Term Loan, 1st Lien
3.500%, 11/10/2023		222	224
AdvancePierre Foods, Effective Date Loan, 1st Lien
4.500%, 06/02/2023		174	177
Advantage Sales & Marketing, Revolver Loan
3.784%, 07/25/2019		38	34
3.250%, 07/25/2019 (E)		103	9
0.500%, 07/25/2019 (E)		272	16
Advantage Sales & Marketing, Revolving Loan 1st Lien
3.781%, 07/25/2019		100	91
Affordable Care Holding Corp., Term B Loan
5.750%, 10/24/2022		993	993
Air Newco LLC, Initial Term Loan, 2nd Lien
10.500%, 01/31/2023		750	674

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
American Seafoods Group LLC, Term Loan, 1st Lien
7.500%, 08/19/2021	$13	$13
6.000%, 08/19/2021	895	886
American Seafoods, Term Loan, 1st Lien
6.000%, 08/15/2019	56	55
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
5.250%, 09/01/2021	249	248
Americold Realty Operating Partnership, L.P., Initial Term Loan, 1st Lien
5.750%, 12/01/2022	848	856
Anaren, Inc., Term Loan, 1st Lien
5.500%, 02/18/2021	469	466
Anaren, Inc., Term Loan, 2nd Lien
9.250%, 08/18/2021	500	484
Arctic Glacier U.S.A., Inc., 2014 Term Loan, 1st Lien
6.000%, 05/10/2019	306	305
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan,
5.000%, 11/03/2023	174	175
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan,
5.000%, 11/03/2023	226	228
Aspect Software, Inc., Term Loan, 1st Lien
11.278%, 05/25/2020	518	515
Asurion, LLC (fka Asurion Corporation), Incremental Tranche B-4 Term Loan,
5.000%, 08/04/2022	270	273
Asurion, LLC (fka Asurion Corporation), Term Loan, 2nd Lien
8.500%, 03/03/2021	3,000	3,047
Atkore International, Inc., Initial Term Loan, 1st Lien
4.500%, 04/09/2021	273	273
Atlas, 1st Lien Term Loan
4.875%, 12/15/2039 (C)	1,107	1,095
Authentic Brands, Cov-Lite, Term Loan, 1st Lien
5.500%, 05/27/2021	661	664
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 1st Lien
3.704%, 02/01/2023	439	445
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 1st Lien
3.250%, 02/01/2020	282	285
Belk, Inc., Closing Date Term Loan, 1st Lien
5.750%, 12/12/2022	239	205
Bioplan USA, Inc. (Tripolis US LLC), Initial Term Loan,
5.750%, 09/23/2021	498	477

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan, 2nd Lien
8.500%, 03/26/2020	$1,225	$1,238
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan, 1st Lien
4.500%, 09/26/2019	642	647
BMC Software Finance, Inc., Initial US Term Loan, 1st Lien
5.000%, 09/10/2020	1,971	1,966
Calpine Corporation, Term Loan, 1st Lien
3.590%, 05/27/2022	2,536	2,545
2.250%, 11/03/2017	600	602
Capital Automotive L.P., Term Loan, 2nd Lien
6.000%, 04/30/2020	210	212
Carecore National, LLC, Term Loan, 1st Lien
5.500%, 03/05/2021	1,673	1,644
Cengage Learning Inc., 2016 Refinancing Term Loan B, 1st Lien
5.250%, 06/07/2023	3,139	3,049
Ceridian HCM Holding Inc., Initial Term Loan, 1st Lien
4.500%, 09/15/2020	747	741
Charter Communications Operating, LLC (aka CCO Safari LLC), Term H Loan (2016), 1st Lien
3.250%, 08/24/2021	647	650
Checkout Holding Corp., Term B Loan, 1st Lien
4.500%, 04/09/2021	1,021	888
Chobani, Term Loan B
5.250%, 09/29/2023	1,000	1,014
CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan
4.000%, 01/27/2021	273	264
CompuCom Systems, Inc., Term Loan, 1st Lien
4.250%, 05/09/2020	900	693
CPI Acquisition, Inc., Term Loan, 1st Lien
5.500%, 08/17/2022	249	226
CSC Holdings, LLC, Term Loan B, 1st Lien
3.876%, 10/11/2024	576	581
CTI Foods Holding Co., LLC, Term Loan, 1st Lien
4.500%, 06/29/2020	663	653
CTI Foods Holding Co., LLC, Term Loan, 2nd Lien
8.250%, 06/28/2021	350	315
CVS Holdings I, LP, Tranche B-1 Term Loan, 1st Lien
7.250%, 08/16/2021 (C)	495	491
Cyan Blue Holdco 2 Limited, Initial Term Loan, 1st Lien
6.250%, 02/25/2022	650	808

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
DAE Aviation Holdings, Inc., Initial Term Loan, 1st Lien
5.250%, 07/07/2022	$990	$996
Deltek, Inc., Term Loan, 1st Lien
5.000%, 06/25/2022 (E)	419	419
DJO Finance LLC, Initial Term Loan, 1st Lien
4.250%, 06/08/2020	441	423
Doncasters US Finance LLC (Doncasters US LLC), Second-Lien Term Loans, 2nd Lien
9.500%, 10/09/2020	84	78
Dynegy Finance IV, Inc., Term Loan, 1st Lien
5.000%, 06/27/2023	700	708
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
5.000%, 10/02/2021	685	690
EFS Cogen Holdings I LLC, Term B Advance, 1st Lien
5.250%, 06/28/2023	1,164	1,173
EIG Investors Corp., Incremental Term Loan, 1st Lien
6.000%, 02/09/2023	1,633	1,619
EIG Investors Corp., Term Loan, 1st Lien
6.480%, 11/09/2019	752	746
Endo Luxembourg Finance Company I S.à r.l., 2015 Incremental Term B Loan,
3.750%, 09/26/2022	323	324
EnergySolutions, LLC (aka Envirocare of Utah, LLC), Term Advance, 1st Lien
6.750%, 05/29/2020	2,306	2,320
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
4.750%, 06/01/2022	2,948	2,957
Equinox Holdings Inc., New Initial Term Loan, 1st Lien
5.000%, 01/31/2020	741	748
Eyemart Express LLC, Term Loan, 1st Lien
5.000%, 12/18/2021	925	925
EZE Software Group LLC, New Loan, 2nd Lien
7.250%, 04/05/2021	150	146
Fender Musical Instruments Corporation, Initial Loan, 1st Lien
5.750%, 04/03/2019	149	148
First Data Corporation, Extended Term Loan, 1st Lien
3.756%, 03/24/2021	91	92
Fitness International, LLC, Term B Loan, 1st Lien
6.000%, 07/01/2020	675	675
Flex Acquisition Company, Cov-Lite, Term Loan, 1st Lien
4.250%, 12/15/2023	400	403

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
FTS International , Term Loan B
5.750%, 04/16/2021	$475	$386
Gates Global LLC, Initial Dollar Term Loan, 1st Lien
4.250%, 07/06/2021 (E)	1,735	1,735
Getty Images, Inc., Initial Term Loan, 1st Lien
4.750%, 10/18/2019	3,139	2,734
Globallogic Holdings, Inc., Closing Date Term Loan, 1st Lien
0.000%, 06/15/2022	210	209
GOBP Holdings Inc., Initial Term Loan, 1st Lien
5.000%, 10/21/2021	995	994
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan, 1st Lien
6.000%, 11/04/2020	851	842
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan, 2nd Lien
9.250%, 11/04/2021	200	194
Grinding Media
0.000%, 03/03/2017 (E)(B)	450	—
GYP Holdings III Corp., New Incremental Term Loan, 1st Lien
0.000%, 04/01/2021 (F)	1,101	1,110
Hardware Holdings, Cov-Lite, 1st Lien Term Loan
6.750%, 03/30/2020 (C)(G)	910	892
Hi-Crush Partners, LP, 1st Lien
4.750%, 04/28/2021	597	573
Hoffmaster Group, Inc., Initial Term Loan, 1st Lien
5.500%, 11/04/2023	250	253
Hummel Station, LLC, Construction Term B Loan Advance, 1st Lien
6.999%, 10/27/2022	300	287
Hyperion Insurance Group Limited, Initial Term Loan, 1st Lien
7.250%, 04/29/2022	36	36
5.500%, 04/29/2022	264	264
IHC Holding Corp. (Implus Footcare, LLC), Initial Term Loan, 1st Lien
8.750%, 04/30/2021	3	3
IHC Holding, Term Loan, 1st Lien
7.000%, 04/30/2021 (C)	1,231	1,218
Implus Footcare, Term Loan, 1st Lien
9.000%, 04/30/2021 (C)	1	—
7.250%, 04/30/2021 (C)	239	236
Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-5 Term Loan, 1st Lien
3.750%, 06/03/2020	268	268
Insight Fourth Hospitality, Term Loan, 1st Lien
7.250%, 07/15/2021 (C)	1,000	1,220

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Intelsat Jackson Holdings S.A., Term Loan, Tranche B-2, 1st Lien
3.750%, 06/30/2019 (B)	$2,000	$1,931
Intrawest Holdings
4.500%, 12/10/2018 (C)(E)	153	—
0.375%, 12/10/2018 (C)(E)	47	—
Invenergy Thermal Opearting I LLC, Term Loan, 1st Lien
6.500%, 10/19/2022	1,453	1,395
iStar Inc., Term Loan, 1st Lien
5.500%, 07/01/2020	997	1,008
J. Crew Group, Inc., Initial Loan, 1st Lien
4.000%, 03/05/2021	1,873	1,056
Jacobs Entertainment, Inc., Replacement Tranche B Loan, 1st Lien
5.250%, 10/29/2018	370	370
Jazz Acquisition, Inc., Revolving Loan, 1st Lien
4.255%, 06/19/2019 (E)	48	44
Kronos Incorporated, Initial Term Loan, 1st Lien
5.000%, 10/20/2023	400	405
Landesk Software, Term Loan
5.500%, 09/16/2022	650	657
Lanyon Solutions, Inc., Additional Term B Loan, 1st Lien
6.000%, 11/13/2020	352	351
Learning Care Group (US) No. 2 Inc., Term Loan, 1st Lien
5.000%, 05/05/2021	1,435	1,444
Level 3 Financing, Inc. Term Loan, Tranche B-II 2022
3.500%, 05/31/2022	250	253
Lineage Logistics, LLC, Term Loan, 1st Lien
4.500%, 04/07/2021	2,126	2,110
Loanstar Intermediate Super Holdings, Unsecured Term Loan B, Other
10.000%, 08/31/2021	650	668
LPL Holdings, Inc., Term Loan, 2022 Tranche B
4.806%, 11/21/2022	794	801
Magic Newco, LLC, Term Loan, 2nd Lien
12.000%, 06/12/2019	350	371
Match Group, Inc. (fka The Match Group, Inc.), Term B-1 Loan, 1st Lien
5.750%, 11/16/2022	459	466
Mavis Tire Supply, Term Loan
6.250%, 11/02/2020 (G)	1,481	1,465
McGraw-Hill Global Education Holdings, LLC, Term B Loan
5.000%, 05/04/2022	1,054	1,054
MEG Energy Corp., New Term Loan, 1st Lien
3.750%, 03/31/2020	1,317	1,277

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Men’s Wearhouse, Inc., Term Loan, Tranche B, 1st Lien
4.500%, 06/18/2021 (E)	$500	$499
Mergermarket USA, Inc., 2014 Incremental Term Loan, 1st Lien
4.500%, 02/04/2021	731	726
MGM Growth Properties Operating Partnership L.P., Term B Loan, 1st Lien
3.500%, 04/25/2023	398	402
Micron Technology, Inc., Term Loan, 1st Lien
4.360%, 04/26/2022	1,172	1,189
Milacron LLC, Term Loan, 1st Lien
4.250%, 09/28/2020	150	151
MRP Generation Holdings, LLC (TPF), Term Loan B (2016)
8.000%, 09/29/2022 (E)	500	496
NaNa Development Corporation, Initial Term Loan, 1st Lien
9.500%, 03/15/2018	18	17
NaNa Development Corporation, Term Loan, 1st Lien
8.000%, 03/15/2018	90	87
Navistar, Inc., Term Loan, Tranche B 1st Lien
6.500%, 08/07/2020	990	1,001
Neiman Marcus Group Inc., Other Term Loan, 1st Lien
4.250%, 10/25/2020	2,546	2,207
Neiman Marcus, Cov-Lite, 1st Lien Term Loan
4.250%, 10/25/2020	4	3
NEP/NCP Holdco, Inc., Amendment No. 4 Incremental Term Loan
4.250%, 01/22/2020	1,218	1,221
NEP/NCP Holdco, Inc., Term Loan, 2nd Lien
10.000%, 07/22/2020	575	577
NES Global Talent Finance US LLC, Term Loan, 1st Lien
6.500%, 10/03/2019	928	835
NFP, Term Loan B, 1st Lien
4.500%, 12/09/2023	850	856
NVA Holdings, Inc., Incremental Term Loan, B-1
5.500%, 08/14/2021	76	76
NVA Holdings, Inc., Term Loan, 1st Lien
4.750%, 08/14/2021	898	903
Opal Acquisition, Inc., Term Loan B, 1st Lien
5.000%, 11/27/2020	511	485
Opal Acquisition, Inc., Term Loan, 1st Lien
5.000%, 11/27/2020	343	326
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, 12/02/2021	1,133	1,149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Panda Hummel Station, Term Loan B, 1st Lien
7.250%, 10/27/2022	$200	$192
Panda Temple Power II, LLC, Construction Term Loan Advance, 1st Lien
7.250%, 04/03/2019	347	317
Party City, Cov-Lite, Term Loan B, 1st Lien
4.240%, 08/19/2022	92	93
Pelican Products, Inc., Term Loan, 1st Lien
5.250%, 04/10/2020	250	248
Pelican Products, Inc., Term Loan, 2nd Lien
9.250%, 04/09/2021	1,000	965
Press Ganey Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, 09/29/2023	350	352
Project Alpha Intermediate, Term Loan, 1st Lien
11.000%, 08/22/2022 (C)	2	2
9.250%, 08/22/2022 (C)	898	882
Prowler Acquisition Corp., Term Loan, 1st Lien
5.500%, 01/28/2020	267	195
Reddy Ice Corporation, Term Loan B, 1st Lien
8.000%, 05/01/2019	1	1
6.750%, 05/01/2019	337	328
Reddy Ice Corporation, Term Loan B, 2nd Lien
10.750%, 11/01/2019	225	193
Rise Term Loan A
4.750%, 02/12/2039 (C)	2,486	2,470
Ryan, LLC, Term Loan, Tranche B , 1st Lien
6.750%, 08/07/2020	439	435
SBA Senior Finance II LLC, Incremental Term Loan, Tranche B-1, 1st Lien
3.250%, 03/24/2021	248	249
Sears Roebuck Acceptance Corp. (Kmart Corporation), Term Loan (2015), 1st Lien
5.500%, 06/30/2018 (E)	1,010	967
Sedgwick Claims Management Services, Inc., Initial Term Loan, 1st Lien
3.750%, 03/01/2021	273	273
Sedgwick Claims Management Services, Inc., New Loan
6.750%, 02/28/2022	125	125
Shearer’s Foods, LLC, Term Loan, 1st Lien
4.938%, 06/30/2021	273	272
Shearer’s Foods, LLC, Term Loan, 2nd Lien
7.750%, 06/30/2022	150	139
SIG Combibloc Holdings S.C.A. (fka Onex Wizard Acquisition Company II S.C.A.), Initial Dollar Term Loan, 1st Lien
4.000%, 02/03/2022	25	25
4.000%, 03/11/2022	223	225

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
SIRVA Worldwide, Inc., Tranche B Loan, 1st Lien
0.000%, 11/18/2022	$226	$221
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
5.750%, 03/03/2023	846	856
Sparta Systems, Term Loan, 1st Lien
6.500%, 07/28/2020 (C)	669	665
Spring Industries, Term Loan, 1st Lien
7.500%, 06/01/2021 (C)	599	586
SRS Distribution Inc., Tranche B-1 Loan, 1st Lien
5.250%, 08/25/2022	1,005	1,019
Thermasys Corporation, Term Loan, 1st Lien
5.250%, 05/03/2019	342	290
ThermaSys, 1st Lien Term Loan
6.250%, 05/03/2019	2	2
TIBCO Software Inc., Term Loan, 1st Lien
6.500%, 12/04/2020 (G)	1,965	1,971
TMS International Corp., Term B Loan, 1st Lien
4.500%, 10/16/2020	383	383
Transdigm Inc., Term Loan, Tranche E, 1st Lien
3.750%, 05/14/2022	670	675
Travelport Finance (Luxembourg) S.à r.l., Term Loan B, 1st Lien
5.000%, 09/02/2021	2,965	2,992
TSAM Delaware, Term B Loan, 1st Lien
7.750%, 09/12/2019 (C)	234	233
U.S. Renal Care, Inc., Initial Term Loan
5.250%, 12/30/2022	1,647	1,536
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
3.750%, 06/27/2023	621	627
USIC Holdings, Inc., Term Loan, 1st Lien
4.750%, 12/01/2023	300	302
Valeant Pharmaceuticals International Inc., Delayed Draw F-1, Term Loan B, 1st Lien
5.500%, 04/01/2022	1,945	1,946
Vencore, Inc. (fka SI Organization, Inc., The), Initial Term Loan, 1st Lien
5.750%, 11/23/2019	804	812
Violin Finco S.A.R.L., Term Loan, 1st Lien
5.750%, 12/20/2019	283	278
Viva Alamo, LLC, Initial Term Loan, 1st Lien
5.474%, 02/22/2021	499	471
Vouvray US Finance LLC, Initial Term Loan, 1st Lien
4.750%, 06/25/2021	491	494
Wencor, Cov-Lite, Revolving Credit 1st Lien Term Loan
0.500%, 06/19/2019	374	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ziggo B.V., US$ B1 Facility, 1st Lien
3.500%, 01/15/2022	$148	$149
Ziggo B.V., US$ B2 Facility, 1st Lien
3.500%, 01/15/2022	80	80
Ziggo B.V., US$ B3 Facility, 1st Lien
3.701%, 01/15/2022	27	27
Ziggo, Term Loan B1, 1st Lien
3.701%, 01/15/2022	8	8
Total Loan Participations (Cost $119,347) ($ Thousands)		119,164

MORTGAGE-BACKED SECURITIES — 10.5%

Agency Mortgage-Backed Obligations — 0.5%
FNMA CMO, Ser 2013-130, Cl SN, IO
6.066%, 10/25/2042 (B)	4,362	766
GNMA CMO, Ser 2010-9, Cl XD, IO
6.058%, 01/16/2040 (B)	5,122	860
GNMA CMO, Ser 2015-110, Cl MS, IO
5.148%, 08/20/2045 (B)	883	128
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	6,357	1,109
GNMA CMO, Ser 2015-57, Cl AS, IO
5.038%, 04/20/2045 (B)	6,094	912
GNMA CMO, Ser 2016-27, Cl 1A, IO
4.000%, 06/20/2045	2,454	405
		4,180

Non-Agency Mortgage-Backed Obligations — 10.0%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.832%, 07/25/2037 (B)	1,103	796
Alternative Loan Trust, Ser 2007-J2, Cl 1A1
6.500%, 07/25/2037	12	5
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.946%, 12/25/2046 (B)	15	11
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
1.242%, 02/25/2047 (B)	4,738	2,775
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
1.156%, 03/25/2046 (B)	1,541	1,276
Bank of America Funding, Ser 2013-R1, Cl A5
0.747%, 11/03/2041 (A)(B)	3,696	3,369
BCAP Trust, Ser 2006-AA2, Cl A1
0.762%, 01/25/2037 (B)	890	767
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037	1,064	930
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%, 10/10/2052 (A)	973	1,000

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CDGJ Commercial Mortgage Trust, Ser 2014- BXCH, Cl EPA
4.788%, 12/15/2027 (A)(B)	$3,742	$3,757
Chase Mortgage Finance Trust Series, Ser 2007-S5, Cl 1A3
6.000%, 07/25/2037	1,589	1,310
Cosmopolitan Hotel Trust, Ser CSMO, Cl E
5.354%, 11/15/2033 (A)(B)	4,000	4,025
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
4.734%, 01/25/2025 (B)	450	474
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
5.584%, 12/25/2028 (B)	250	271
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
4.392%, 03/25/2029 (B)	300	300
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.842%, 01/25/2029 (B)	180	186
GE Business Loan Trust, Ser 2007-1, Cl C
1.154%, 04/16/2035 (A)(B)	1,313	1,151
GreenPoint Mortgage Funding Trust, Ser 2006- AR1, Cl A1A
0.882%, 02/25/2036 (B)	1,605	1,387
GreenPoint MTA Trust, Ser 2005-AR1, Cl A2
1.032%, 06/25/2045 (B)	673	586
GS Mortgage Securities Trust, Ser 2016-ICE2, Cl E
9.038%, 02/15/2033 (A)(B)	3,300	3,350
GS Mortgage Securities Trust, Ser GSFL, Cl D
4.674%, 04/15/2017 (A)(B)	1,300	1,301
Lehman XS Trust, Ser 2006-10N, Cl 1A3A
0.794%, 07/25/2046 (B)	1,138	906
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.774%, 11/25/2046 (B)	3,179	2,615
LSTAR Commercial Mortgage Trust, Ser 2016-7, Cl A1
2.606%, 12/01/2018 (A)(B)	6,400	6,306
LSTAR Securities Investment Trust, Ser 2015-2, Cl A
2.533%, 01/01/2020 (A)(B)	1,038	1,036
LSTAR Securities Investment Trust, Ser 2016-3, Cl A
2.533%, 09/01/2021 (A)(B)	1,740	1,704
LSTAR Securities Investment Trust, Ser 2016-4, Cl A1
2.886%, 10/01/2018 (A)(B)	4,106	4,057
LSTAR Securities Investment Trust, Ser 2016-5, Cl A1
2.546%, 11/01/2018 (A)(B)	1,956	1,931

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment Trust, Ser 2016-6, Cl A
2.534%, 11/01/2018 (A)(B)	$4,961	$4,891
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
0.792%, 02/25/2046 (B)	4,101	2,881
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
1.151%, 06/26/2036 (A)(B)	780	603
Mortgage Repurchase Agreement Financing Trust, Ser 2016-1, Cl A
1.630%, 02/10/2017 (A)(B)	1,150	1,150
Mortgage Repurchase Agreement Financing Trust, Ser 2016-2, Cl A
1.830%, 03/10/2019 (A)(B)	1,150	1,150
Mortgage Repurchase Agreement Financing Trust, Ser 2016-3, Cl A1
1.000%, 11/10/2018 (A)(B)	650	650
Motel 6 Trust, Ser 2015-MTL6, Cl E
5.279%, 02/05/2030 (A)	3,800	3,776
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
1.046%, 08/27/2047 (A)(B)	1,488	1,472
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
1.342%, 03/26/2036 (A)(B)	981	921
RALI Series Trust, Ser 2006-QO2, Cl A2
1.026%, 02/25/2046 (B)	1,915	852
RALI Series Trust, Ser 2007-QO2, Cl A1
0.906%, 02/25/2047 (B)	1,518	849
Resource Capital, Ser 2015-CRE3, Cl D
5.055%, 03/15/2032 (A)(B)	1,000	1,000
Resource Capital, Ser 2015-CRE4, Cl B
3.555%, 08/15/2032 (A)(B)	1,000	985
SRERS Funding, Ser 2011-RS, Cl A1B1
0.785%, 05/09/2046 (A)(B)	885	881
SRERS Funding, Ser 2011-RS, Cl A1B2
0.785%, 05/09/2046 (A)(B)	2,000	1,259
Station Place Securitization Trust, Ser 2015-2, Cl A
1.754%, 05/15/2017 (A)(B)	650	650
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
0.884%, 10/25/2035 (B)	1,202	1,138
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
1.382%, 11/25/2046 (B)	6,709	4,819

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.966%, 06/25/2035 (B)	$535	$547
		78,056

Total Mortgage-Backed Securities
(Cost $82,830) ($ Thousands)		82,236

	Shares

COMMON STOCK — 9.8%

Consumer Discretionary — 1.2%
Advance Auto Parts	286	48
Amazon.com, Cl A *	1,546	1,159
Autonation *	311	15
Autozone *	113	89
Bed Bath & Beyond	599	24
Best Buy	1,071	46
BorgWarner	782	31
CarMax *	743	48
Carnival	1,680	87
CBS, Cl B	1,579	100
Cengage Learning Holdings II	5,114	79
Charter Communications, Cl A *	860	248
Chipotle Mexican Grill, Cl A *	113	43
Coach	1,082	38
Comcast, Cl A	9,282	641
Darden Restaurants	490	36
Delphi Automotive	1,058	71
Discovery Communications, Cl A *	451	12
Discovery Communications, Cl C *	870	23
Dollar General	1,006	75
Dollar Tree *	915	71
DR Horton	1,315	36
Expedia	468	53
Foot Locker, Cl A	525	37
Ford Motor	15,525	188
Gap	850	19
Garmin	447	22
General Motors	5,492	191
Genuine Parts	578	55
Goodyear Tire & Rubber	1,018	31
H&R Block	850	20
Hanesbrands	1,466	32
Harley-Davidson, Cl A	694	40
Harman International Industries, Cl A	271	30
Hasbro	438	34
Home Depot	4,773	640
Interpublic Group	1,555	36
Johnson Controls International	3,663	151
Kohl’s	697	34
L Brands	932	61

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Leggett & Platt	519	$25
Lennar, Cl A	729	31
LKQ *	1,192	37
Lowe’s	3,469	247
Macy’s	1,197	43
Marriott International, Cl A	1,241	103
Mattel	1,322	36
McDonald’s	3,285	400
Michael Kors Holdings *	713	31
Mohawk Industries *	245	49
NetFlix *	1,704	211
Newell Brands, Cl B	1,871	84
News, Cl A	1,477	17
News, Cl B	450	5
Nike, Cl B	5,168	263
Nordstrom	451	22
Omnicom Group	918	78
O’Reilly Automotive *	368	102
Priceline Group *	195	286
PulteGroup	1,200	22
PVH	311	28
Ralph Lauren, Cl A	219	20
Ross Stores	1,539	101
Royal Caribbean Cruises	652	53
Scripps Networks Interactive, Cl A	369	26
Signet Jewelers	293	28
Staples	2,524	23
Starbucks	5,635	313
Target, Cl A	2,231	161
TEGNA	832	18
Tiffany	417	32
Time Warner	2,983	288
TJX	2,609	196
Tractor Supply	519	39
TripAdvisor *	443	21
Twenty-First Century Fox, Cl A	4,129	116
Twenty-First Century Fox, Cl B	1,890	52
Ulta Salon Cosmetics & Fragrance *	227	58
Under Armour, Cl A *	712	21
Under Armour, Cl C *	715	18
Urban Outfitters *	407	12
VF	1,287	69
Viacom, Cl B	1,347	47
Walt Disney	5,708	595
Whirlpool	293	53
Wyndham Worldwide	454	35
Wynn Resorts	308	27
Yum! Brands	1,437	91
		9,327

Consumer Staples — 0.9%
Altria Group	7,667	518

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Archer-Daniels-Midland	2,257	$103
Brown-Forman, Cl B	708	32
Campbell Soup	755	46
Church & Dwight	1,000	44
Clorox	502	60
Coca-Cola	15,246	632
Colgate-Palmolive	3,537	231
ConAgra Foods	1,617	64
Constellation Brands, Cl A	687	105
Costco Wholesale	1,736	278
Coty, Cl A	1,831	34
CVS Health	4,202	332
Dr Pepper Snapple Group	719	65
Estee Lauder, Cl A	857	66
General Mills	2,317	143
Hershey	545	56
Hormel Foods	1,049	37
JM Smucker	452	58
Kellogg	979	72
Kimberly-Clark	1,396	159
Kraft Heinz	2,368	207
Kroger	3,682	127
McCormick	446	42
Mead Johnson Nutrition, Cl A	717	51
Molson Coors Brewing, Cl B	715	70
Mondelez International, Cl A	6,165	273
Monster Beverage *	1,572	70
PepsiCo	5,634	589
Philip Morris International	6,096	558
Procter & Gamble	10,444	878
Reynolds American	3,295	185
SYSCO, Cl A	1,982	110
Tyson Foods, Cl A	1,154	71
Walgreens Boots Alliance	3,376	279
Wal-Mart Stores	5,837	403
Whole Foods Market	1,237	38
		7,086

Energy — 0.8%
Anadarko Petroleum, Cl A	2,219	155
Apache	1,472	93
Baker Hughes	1,660	108
Breitburn Energy Partners *(C)	62,847	10
Cabot Oil & Gas	1,805	42
Chesapeake Energy *	2,892	20
Chevron	7,384	869
Cimarex Energy	369	50
Concho Resources *	552	73
ConocoPhillips	4,916	247
Devon Energy	2,032	93
EOG Resources	2,278	230
EQT	670	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exxon Mobil	16,201	$1,462
FMC Technologies *	945	34
Halliburton	3,341	181
Helmerich & Payne	419	32
Hess	1,044	65
Kinder Morgan	7,450	154
Marathon Oil	3,288	57
Marathon Petroleum	2,052	103
Murphy Oil	628	20
National Oilwell Varco, Cl A	1,465	55
Newfield Exploration *	771	31
Noble Energy	1,667	63
Occidental Petroleum	3,035	216
Oneok	817	47
Phillips 66	1,725	149
Pioneer Natural Resources	658	119
Range Resources	779	27
SandRidge Energy *	26,351	621
SandRidge Energy Escrow *	2,750,000	—
Schlumberger, Cl A	5,472	459
Southwestern Energy *	1,915	21
Spectra Energy	2,721	112
Tesoro	461	40
Titan Energy *	13,743	330
Transocean	1,719	25
Valero Energy	1,790	122
Williams	2,650	83
		6,662

Financials — 1.4%
Affiliated Managers Group *	209	30
Aflac	1,589	110
Allstate	1,441	107
American Express	3,081	228
American International Group	3,853	252
Ameriprise Financial	626	69
Aon	1,031	115
Arthur J. Gallagher	687	36
Assurant	234	22
Bank of America	39,646	876
Bank of New York Mellon	4,243	201
BB&T	3,161	149
Berkshire Hathaway, Cl B *	7,422	1,210
BlackRock	486	185
Capital One Financial	1,913	167
Charles Schwab	4,790	189
Chubb	1,846	244
Cincinnati Financial	581	44
Citigroup	11,190	665
Citizens Financial Group	2,016	72
CME Group	1,315	152
Comerica	675	46

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Discover Financial Services	1,566	$113
E*Trade Financial *	1,062	37
Fifth Third Bancorp	2,974	80
Franklin Resources	1,364	54
Goldman Sachs Group	1,449	347
Hartford Financial Services Group	1,498	71
Huntington Bancshares	4,212	56
Intercontinental Exchange	2,310	130
Invesco	1,591	48
JPMorgan Chase	14,030	1,211
KeyCorp	4,199	77
Leucadia National	1,259	29
Lincoln National	903	60
Loews	1,073	50
M&T Bank	608	95
Marsh & McLennan	2,011	136
MetLife	4,360	235
Moody’s	649	61
Morgan Stanley	5,697	241
Nasdaq, Cl A	443	30
Navient	1,230	20
Northern Trust	827	74
People’s United Financial	1,207	23
PNC Financial Services Group	1,952	228
Principal Financial Group, Cl A	1,038	60
Progressive	2,258	80
Prudential Financial	1,696	176
Regions Financial	4,871	70
S&P Global	1,024	110
State Street	1,423	111
SunTrust Banks	1,946	107
Synchrony Financial	3,074	111
T. Rowe Price Group	964	72
Torchmark, Cl A	432	32
Travelers	1,119	137
Unum Group	911	40
US Bancorp	6,178	317
Wells Fargo	17,762	979
Willis Towers Watson	504	62
XL Group	1,067	40
Zions Bancorporation	859	37
		11,216

Health Care — 1.3%
Abbott Laboratories	5,836	224
AbbVie	6,397	401
Aetna, Cl A	1,396	173
Agilent Technologies	1,263	58
Alexion Pharmaceuticals *	870	106
Allergan	1,480	311
AmerisourceBergen	702	55
Amgen, Cl A	2,927	428

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Anthem	1,021	$147
Baxter International	1,899	84
Becton Dickinson	826	137
Biogen *	868	246
Boston Scientific *	5,280	114
Bristol-Myers Squibb	6,579	384
C.R. Bard	285	64
Cardinal Health	1,236	89
Celgene, Cl A *	3,053	353
Centene *	663	37
Cerner *	1,166	55
Cigna	996	133
Cooper, Cl A	189	33
DaVita HealthCare Partners *	642	41
DENTSPLY SIRONA	904	52
Edwards Lifesciences, Cl A *	826	77
Eli Lilly	3,847	283
Endo International *	917	15
Envision Healthcare *	461	29
Express Scripts Holding *	2,445	168
Gilead Sciences	5,186	371
HCA Holdings *	1,146	85
Henry Schein *	317	48
Hologic *	1,077	43
Humana	578	118
Illumina *	569	73
Intuitive Surgical *	149	95
Johnson & Johnson	10,694	1,232
Laboratory Corp of America Holdings *	397	51
Mallinckrodt *	418	21
McKesson	876	123
Medtronic	5,318	379
Merck	10,827	637
Mettler Toledo International *	103	43
Mylan *	1,785	68
Patterson	384	16
PerkinElmer	425	22
Perrigo	556	46
Pfizer	23,754	772
Quest Diagnostics	539	50
Regeneron Pharmaceuticals *	293	108
St. Jude Medical	1,106	89
Stryker	1,206	145
Thermo Fisher Scientific	1,565	221
UnitedHealth Group	3,739	598
Universal Health Services, Cl B	350	37
Varian Medical Systems *	362	33
Vertex Pharmaceuticals *	961	71
Waters *	313	42
Zimmer Biomet Holdings	776	80

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis, Cl A	1,921	$103
		10,117

Industrials — 1.0%
3M	2,367	423
Acuity Brands	170	39
Alaska Air Group	478	42
Allegion	372	24
American Airlines Group	2,056	96
Ametek	902	44
Arconic	1,701	32
Boeing	2,230	347
C.H. Robinson Worldwide	554	41
Caterpillar, Cl A	2,320	215
Cintas	332	38
CSX	3,671	132
Cummins	602	82
Danaher, Cl A	2,417	188
Deere	1,122	116
Delta Air Lines, Cl A	2,906	143
Dover	602	45
Dun & Bradstreet	141	17
Eaton	1,764	118
Emerson Electric	2,497	139
Equifax	463	55
Expeditors International of Washington	703	37
Fastenal, Cl A	1,121	53
FedEx	972	181
Flowserve	506	24
Fluor	540	28
Fortive	1,167	63
Fortune Brands Home & Security	597	32
General Dynamics	1,141	197
General Electric	34,692	1,096
Honeywell International	3,002	348
Illinois Tool Works	1,240	152
Ingersoll-Rand	1,001	75
Jacobs Engineering Group *	471	27
JB Hunt Transport Services	362	35
Kansas City Southern	419	36
L-3 Communications Holdings	300	46
Lockheed Martin	1,001	250
Masco	1,281	40
Nielsen Holdings	1,303	55
Norfolk Southern	1,139	123
Northrop Grumman	693	161
PACCAR	1,360	87
Parker-Hannifin, Cl A	520	73
Pentair	647	36
Pitney Bowes	880	13
Quanta Services *	532	19
Raytheon	1,145	163

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Republic Services	905	$52
Robert Half International	505	25
Rockwell Automation	502	67
Rockwell Collins	504	47
Roper Technologies	393	72
Ryder System	239	18
Snap-on	225	39
Southwest Airlines, Cl A	2,407	120
Stanley Black & Decker	584	67
Stericycle, Cl A *	330	25
Textron	1,046	51
TransDigm Group	194	48
Union Pacific	3,201	332
United Continental Holdings *	1,138	83
United Parcel Service, Cl B	2,717	311
United Rentals *	334	35
United Technologies	2,990	328
Verisk Analytics, Cl A *	610	49
Waste Management	1,579	112
WW Grainger	216	50
Xylem	695	34
		7,791

Information Technology — 2.0%
Accenture, Cl A	2,446	287
Activision Blizzard	2,647	96
Adobe Systems *	1,980	204
Akamai Technologies *	678	45
Alliance Data Systems	227	52
Alphabet, Cl A *	1,154	915
Alphabet, Cl C *	1,164	898
Amphenol, Cl A	1,198	81
Analog Devices	1,193	87
Apple	20,887	2,419
Applied Materials	4,194	135
Autodesk, Cl A *	758	56
Automatic Data Processing	1,770	182
Broadcom	1,567	277
CA	1,219	39
Cisco Systems	19,719	596
Citrix Systems *	604	54
Cognizant Technology Solutions, Cl A *	2,355	132
Corning, Cl B	3,816	93
CSRA	450	14
eBay *	4,074	121
Electronic Arts *	1,167	92
F5 Networks, Cl A *	271	39
Facebook, Cl A *	9,180	1,056
Fidelity National Information Services, Cl B	1,272	96
First Solar *	377	12
Fiserv, Cl A *	853	91
Flir Systems	430	16

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Global Payments	596	$41
Harris	482	49
Hewlett Packard Enterprise	6,448	149
HP	6,639	99
Intel	18,608	675
International Business Machines	3,400	564
Intuit	951	109
Juniper Networks	1,486	42
KLA-Tencor	605	48
Lam Research	622	66
Linear Technology	930	58
MasterCard, Cl A	3,691	381
Microchip Technology	835	54
Micron Technology *	4,029	88
Microsoft	30,428	1,891
Motorola Solutions	647	54
NetApp	1,081	38
Nvidia	2,127	227
Oracle, Cl B	11,784	453
Paychex	1,245	76
PayPal Holdings *	4,467	176
Qlik *	3,600	—
Qlik, Cl A *(C)	56	56
Qlik, Cl B *(C)	13,812	1
Qorvo *	496	26
Qualcomm	5,813	379
Red Hat *	703	49
salesforce.com *	2,560	175
Seagate Technology	1,159	44
Skyworks Solutions	728	54
Symantec, Cl A	2,389	57
TE Connectivity	1,380	96
Teradata *	594	16
Texas Instruments	3,973	290
Total System Services	642	31
VeriSign *	360	27
Visa, Cl A	7,283	568
Western Digital	1,103	75
Western Union	1,893	41
Xerox	3,303	29
Xilinx	984	59
Yahoo! *	3,398	131

		15,727

Materials — 0.3%
Air Products & Chemicals	840	121
Albemarle	436	37
Avery Dennison	345	24
Ball	676	51
CF Industries Holdings	905	28
Dow Chemical, Cl A	4,470	256
E.I. Du Pont de Nemours	3,468	255

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eastman Chemical	573	$43
Ecolab	1,018	119
FMC	519	29
Freeport-McMoRan, Cl B *	4,742	63
International Flavors & Fragrances	309	36
International Paper	1,596	85
LyondellBasell Industries, Cl A	1,323	113
Martin Marietta Materials, Cl A	246	54
Mirabela Nickel *(C)	597,236	—
Monsanto	1,742	183
Mosaic	1,359	40
Newmont Mining	2,059	70
Nucor	1,235	73
PPG Industries	1,033	98
Praxair	1,107	130
Sealed Air	763	35
Sherwin-Williams, Cl A	311	84
Vulcan Materials	516	65
WestRock	976	50

		2,142

Real Estate — 0.3%
American Tower, Cl A ‡	1,693	179
Apartment Investment & Management, Cl A ‡	608	28
AvalonBay Communities ‡	533	94
Boston Properties ‡	596	75
CBRE Group, Cl A *	1,159	36
Crown Castle International ‡	1,443	125
Digital Realty Trust, Cl A ‡	649	64
Equinix ‡	276	99
Equity Residential ‡	1,418	91
Essex Property Trust ‡	254	59
Extra Space Storage ‡	488	38
Federal Realty Investment Trust ‡	275	39
General Growth Properties ‡	2,266	57
HCP ‡	1,814	54
Host Hotels & Resorts ‡	2,881	54
Iron Mountain ‡	950	31
Kimco Realty ‡	1,630	41
Macerich ‡	468	33
Mid-America Apartment Communities ‡	468	46
ProLogis ‡	2,045	108
Public Storage ‡	579	129
Realty Income ‡	1,003	58
Simon Property Group ‡	1,247	221
SL Green Realty ‡	389	42
UDR ‡	1,036	38
Ventas ‡	1,363	85
Vornado Realty Trust ‡	667	70
Welltower ‡	1,389	93

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
Weyerhaeuser ‡	2,905		$87

			2,174

Telecommunication Services — 0.3%
AT&T	24,068		1,024
CenturyTel	2,119		50
Frontier Communications	4,552		15
Level 3 Communications *	1,130		64
Verizon Communications	15,958		852

			2,005

Utilities — 0.3%
AES	2,558		30
Alliant Energy	882		33
Ameren	942		49
American Electric Power	1,908		120
American Water Works	690		50
Centerpoint Energy	1,671		41
CMS Energy	1,083		45
Consolidated Edison	1,181		87
Dominion Resources	2,490		191
DTE Energy	696		69
Duke Energy	2,738		212
Edison International	1,264		91
Entergy	695		51
Eversource Energy	1,231		68
Exelon	3,581		127
FirstEnergy	1,650		51
NextEra Energy	1,855		222
NiSource	1,333		29
NRG Energy	1,445		18
PG&E	1,934		118
Pinnacle West Capital	431		34
PPL	2,631		90
Public Service Enterprise Group	1,963		86
SCANA	555		41
Sempra Energy	969		97
Southern	3,893		191
WEC Energy Group	1,225		72
Xcel Energy	1,971		80

			2,393
Total Common Stock (Cost $67,365) ($ Thousands)			76,640

	Face Amount (Thousands	)

SOVEREIGN DEBT — 8.4%
Abu Dhabi Government International Bond
3.125%, 05/03/2026	$850		834
2.125%, 05/03/2021	200		196

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Angolan Government International Bond
9.500%, 11/12/2025		$420	$405
Argentina Bonar Bonds
25.303%, 10/09/2017 (B)	ARS	13,610	907
Argentine Bonos del Tesoro
16.000%, 10/17/2023		4,660	282
15.500%, 10/17/2026		7,580	461
Argentine Republic Government International Bond
8.280%, 12/31/2033		$112	116
7.820%, 12/31/2033	EUR	199	201
7.500%, 04/22/2026		$150	158
7.500%, 04/22/2026 (A)		1,160	1,218
7.125%, 07/06/2036		330	314
7.125%, 07/06/2036 (A)		400	380
6.875%, 04/22/2021 (A)		260	277
6.625%, 07/06/2028 (A)		150	147
2.500%, 12/31/2038 (D)(H)		320	197
0.000%, 12/15/2035 (B)	EUR	780	75
Armenia International Bond
7.150%, 03/26/2025		$200	210
Bermuda Government International Bond
3.717%, 01/25/2027 (A)		240	227
Brazilian Government International Bond
4.250%, 01/07/2025		210	196
2.625%, 01/05/2023		1,090	970
Bulgaria Government International Bond
3.125%, 03/26/2035	EUR	170	178
3.000%, 03/21/2028		360	405
2.950%, 09/03/2024		830	959
2.625%, 03/26/2027		100	109
Chile Government International Bond
3.125%, 01/21/2026		$1,220	1,202
Colombia Government International Bond
4.500%, 01/28/2026		200	206
3.875%, 03/22/2026	EUR	530	617
2.625%, 03/15/2023		$860	810
Costa Rica Government International Bond
7.158%, 03/12/2045		880	815
7.000%, 04/04/2044		400	366
5.625%, 04/30/2043		400	315
Dominican Republic International Bond
6.875%, 01/29/2026		1,060	1,100
6.850%, 01/27/2045 (A)		2,450	2,314
6.850%, 01/27/2045		760	718
6.600%, 01/28/2024		300	313
5.875%, 04/18/2024		3,090	3,098
5.500%, 01/27/2025		220	212
Ecuador Government International Bond
10.750%, 03/28/2022		650	705
9.650%, 12/13/2026 (A)		370	380
7.950%, 06/20/2024		400	382

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
El Salvador Government International Bond
7.650%, 06/15/2035		$1,000	$928
Gabon Government International Bond
6.950%, 06/16/2025		330	308
Guatemala Government Bond
5.750%, 06/06/2022		700	752
4.875%, 02/13/2028		210	203
4.500%, 05/03/2026 (A)		970	931
Honduras Government International Bond
7.500%, 03/15/2024		860	919
Hungary Government International Bond
6.375%, 03/29/2021		540	605
6.250%, 01/29/2020		2,310	2,526
5.750%, 11/22/2023		140	155
5.375%, 02/21/2023		250	271
4.125%, 02/19/2018		70	72
4.000%, 03/25/2019		30	31
Indonesia Government International Bond MTN
5.875%, 01/15/2024		1,130	1,247
4.750%, 01/08/2026		2,270	2,343
4.625%, 04/15/2043		230	224
4.350%, 01/08/2027 (A)		810	812
4.125%, 01/15/2025		300	297
3.750%, 06/14/2028 (A)	EUR	200	214
3.700%, 01/08/2022 (A)		$450	451
3.375%, 04/15/2023		310	302
3.375%, 07/30/2025	EUR	900	972
2.625%, 06/14/2023 (A)		300	318
Kenya Government International Bond
6.875%, 06/24/2024 (A)		$2,850	2,687
6.875%, 06/24/2024		300	283
Macedonia Government International Bond
5.625%, 07/26/2023 (A)	EUR	350	381
5.625%, 07/26/2023		350	381
Mexican Bonos
7.750%, 11/23/2034	MXN	1,954	94
Mexico Cetes
4.827%, 01/19/2017 (I)		594,224	2,875
Mexico Government International Bond
4.000%, 10/02/2023		$1,830	1,835
3.625%, 03/15/2022		70	70
Mongolia Government International Bond MTN
5.125%, 12/05/2022		401	342
Nigeria Government International Bond
6.750%, 01/28/2021		207	209
6.375%, 07/12/2023		200	193
Pakistan Government International Bond
8.250%, 09/30/2025		570	623
7.875%, 03/31/2036		130	124
Paraguay Government International Bond
6.100%, 08/11/2044		350	355
5.000%, 04/15/2026 (A)		440	448

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.625%, 01/25/2023		$550	$555
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		330	332
4.550%, 03/29/2026		200	201
Philippine Government International Bond
5.500%, 03/30/2026		200	236
Republic of Suriname
9.250%, 10/26/2026 (A)		340	332
Romanian Government International Bond MTN
6.750%, 02/07/2022		580	660
6.125%, 01/22/2044		160	186
4.875%, 01/22/2024		50	53
4.375%, 08/22/2023		100	103
2.875%, 05/26/2028	EUR	220	238
Russian Foreign Bond - Eurobond
4.875%, 09/16/2023 (A)		$400	421
4.750%, 05/27/2026		800	819
4.500%, 04/04/2022 (A)		200	208
Sberbank of Russia Via SB Capital
5.500%, 02/26/2024 (B)		400	407
South Africa Government International Bond
5.875%, 05/30/2022		100	109
5.875%, 09/16/2025		560	597
5.000%, 10/12/2046		240	222
4.875%, 04/14/2026		290	289
4.300%, 10/12/2028		400	371
Sri Lanka Government International Bond
6.850%, 11/03/2025		390	383
6.825%, 07/18/2026 (A)		250	246
6.125%, 06/03/2025		200	188
5.875%, 07/25/2022		470	462
5.750%, 01/18/2022 (A)		200	197
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		840	815
Turkey Government International Bond
7.375%, 02/05/2025		490	537
7.000%, 06/05/2020		220	236
6.875%, 03/17/2036		310	319
6.250%, 09/26/2022		1,271	1,320
6.000%, 01/14/2041		410	379
5.750%, 03/22/2024		906	909
4.875%, 04/16/2043		200	161
4.250%, 04/14/2026		200	178
Ukraine Government International Bond
7.750%, 09/01/2021		100	98
7.750%, 09/01/2023		110	105
Venezuela Government International Bond
7.750%, 10/13/2019		2,900	1,610
Zambia Government International Bond
8.970%, 07/30/2027		1,350	1,333
8.970%, 07/30/2027		410	405

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
8.500%, 04/14/2024	$200	$195
5.375%, 09/20/2022	280	253

Total Sovereign Debt (Cost $65,631) ($ Thousands)		65,424

COMMERCIAL PAPER (A)(I) — 1.5%
General Mills
0.900%, 01/09/2017	5,000	4,999
Harley-Davidson Financial Services
0.900%, 01/04/2017	4,000	4,000
Mondelez International
0.941%, 01/09/2017	3,000	2,999

Total Commercial Paper (Cost $11,998) ($ Thousands)		11,998

U.S. GOVERNMENT AGENCY OBLIGATION — 1.5%
FHLB
0.470%, 01/23/2017 (I)	12,000	11,997

Total U.S. Government Agency Obligation
(Cost $11,997) ($ Thousands)		11,997

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Notes
2.000%, 12/31/2021	3,370	3,382

Total U.S. Treasury Obligation
(Cost $3,361) ($ Thousands)		3,382

MUNICIPAL BONDS — 0.4%

North Carolina — 0.2%
North Carolina State Education Assistance
Authority, Ser A-3, RB
1.782%, 10/25/2041 (B)	1,250	1,226

Puerto Rico — 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB Callable 07/01/2018 @ 100
6.000%, 07/01/2038	55	42
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2033	25	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (D)	$410	$276
Puerto Rico Commonwealth, Ser B, GO
Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (D)	35	22
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A, RB Callable 08/01/2019 @ 100
6.500%, 08/01/2044	1,020	505
6.000%, 08/01/2042	105	50
5.750%, 08/01/2037	510	240
5.500%, 08/01/2028	35	16
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A, RB Callable 02/01/2020 @ 100
5.500%, 08/01/2037	90	42
5.375%, 08/01/2039	960	451
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A-1, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2043	40	19
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser C, RB Callable 08/01/2020 @ 100
5.250%, 08/01/2041	30	14

		1,696

Total Municipal Bonds
(Cost $2,840) ($ Thousands)		2,922

	Shares

PREFERRED STOCK — 0.3%

Industrials — 0.3%
Seaspan, 6.375%	100,814	2,536

Other Asset-Backed Securities — 0.0%
GSC Partners Fund V, Ser 2004-5A,
0.000% *(A)(B)	1,800	—
GSC Partners Fund V, Ser 2004-5I,
0.000% *(B)	100	—
Total Preferred Stock (Cost $3,242) ($ Thousands)		2,536

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.1%
Mirabela Nickel
9.500%, 06/24/2019 (A)(C)(D)(G)	$167	31

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
SandRidge Energy
0.000%, 10/04/2020 (I)	$661	$824
Total Convertible Bonds (Cost $768) ($ Thousands)		855

	Number of Warrants

WARRANT — 0.0%
Comstock Resources, Expires 06/15/2020
Strike Price $– *	1,857	18
Total Warrant
(Cost $—) ($ Thousands)		18

Total Investments — 94.6%
(Cost $735,659) ($ Thousands) @		$739,495

	Contracts

WRITTEN OPTIONS (J) — (0.2)%
January 17 Calls on SPX, Expires 01/21/2017
Strike Price $2,270.00*	(2)	(2)
January 17 Calls on SPX, Expires 01/21/2017
Strike Price $2,250.00*	(2)	(3)
January 17 Calls on SPX, Expires 01/21/2017
Strike Price $2,240.00*	(453)	(1,073)
January 17 Calls on SPX, Expires 01/21/2017
Strike Price $2,260.00*	(2)	(3)

Total Written Options (Premiums Received $1,482) ($ Thousands)		$(1,081)

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	242	Mar-2017	$(255)
U.S. 10-Year Treasury Note	125	Mar-2017	(6)
U.S. 2-Year Treasury Note	98	Apr-2017	16
U.S. 5-Year Treasury Note	208	Mar-2017	(16)
U.S. Long Treasury Bond	8	Mar-2017	(7)
U.S. Ultra Long Treasury Bond	39	Mar-2017	(44)
Ultra 10-Year U.S. Treasury Bond	18	Mar-2017	(11)

			$(323)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

01/06/17-01/12/17	GBP	3,321	USD	4,175	$70
01/20/17	MXN	62,976	USD	3,044	(5)
02/09/17	EUR	10,382	USD	10,794	(177)
03/15/17	USD	1,342	MXN	27,413	(24)

					$(136)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(5,124)	$5,159	$35
Deutsche Bank	(2,029)	2,059	30
Goldman Sachs	(1,342)	1,318	(24)
Morgan Stanley	(10,971)	10,794	(177)

			$(136)

For the period ended December 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2016, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized (Depreciation) ($ Thousands)

Nomura	CDX. NA.HY, SERIES 27, VERSION 1	SELL	5.00	12/20/21	$(3,100)	$(32)

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	2.70%	3 Month USD - LIBOR	07/18/2023	$600	$(9)
Bank of America	28-Day MXN - TIIE	5.25%	03/11/2020	20,380	(44)
Bank of America	1.56%	3 Month USD - LIBOR	07/03/2018	7,150	(16)
Barclays Bank PLC	0.75%	6 Month EUR - LIBOR	03/15/2027	2,520	(36)
Barclays Bank PLC	1.50%	6 Month GBP - LIBOR	03/15/2027	170	(3)
Barclays Bank PLC	0.25%	6 Month EUR - LIBOR	03/15/2024	4,210	(29)
Barclays Bank PLC	0.00%	6 Month EUR - LIBOR	03/15/2022	1,690	(7)
Deutsche Bank	28-Day MXN - TIIE	6.0%	03/03/2027	18,930	(98)
Deutsche Bank	28-Day MXN - TIIE	5.5%	03/09/2022	3,170	7
Goldman Sachs	0.61%	1-DAY FED FUNDS	01/31/2018	11,600	34
Merrill Lynch	0.60%	1-DAY FED FUNDS	01/31/2018	188,500	566
Morgan Stanley	6 Month PLN - WIBOR	1.61%	09/21/2018	19,360	(20)
Nomura	0.00%	6 Month EUR - LIBOR	03/15/2019	1,700	(1)
Societe Generale	1.75%	3 Month USD - LIBOR	03/15/2027	1,200	(20)

					$324

For the period ended December 31, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $781,825 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $320,919 ($ Thousands), representing 41.0% of the net assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2016 was $34,498 ($ Thousands) and represented 4.4% of Net Assets.
(D)	Security is in default on interest payment.
(E)	Unfunded bank loan.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Securities considered illiquid. The total value of such securities as of December 31, 2016 was $4,355 ($ Thousands) and represented 0.6% of the net assets of the Fund.
(H)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2016. The coupon on a step bond changes on a specified date.
(I)	The rate reported is the effective yield at the time of purchase.
(J)	For the period ended December 31, 2016, the total amount of open written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ARS — Argentine Peso

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

RB — Revenue Bond

Re-REMIC — Re-securitization of Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

Ser — Series

SPX — Standard & Poor’s 500 Index

TIIE — Interbank Equilibrium Interest Rate

ULC — Unlimited Liability Company

USD — United States Dollar

WIBOR — Warsaw Interbank Offered Rate

@	At December 31, 2016, the tax basis cost of the Fund’s investments was $735,659 ($ Thousands), and the unrealized appreciation and depreciation were $26,603 ($ Thousands) and $(22,767) ($ Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Continued)

The following is a list of the level of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$207,837	$3,028	$210,865
Corporate Obligations	–	148,107	3,351	151,458
Loan Participations	–	111,231	7,933	119,164
Mortgage-Backed Securities	–	82,236	–	82,236
Common Stock	76,573	–	67	76,640
Sovereign Debt	–	65,424	–	65,424
Commercial Paper	–	11,998	–	11,998
U.S. Government Agency Obligation	–	11,997	–	11,997
U.S. Treasury Obligation	–	3,382	–	3,382
Municipal Bonds	–	2,922	–	2,922
Preferred Stock	2,536	–	–	2,536
Convertible Bonds	–	824	31	855
Warrant	–	–	18	18

Total Investments in Securities	$79,109	$645,958	$14,428	$739,495

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,081)	$–	$–	$(1,081)
Futures Contracts *
Unrealized Appreciation	16	–	–	16
Unrealized Depreciation	(339)	–	–	(339)
Forwards Contracts *
Unrealized Appreciation	–	70	–	70
Unrealized Depreciation	–	(206)	–	(206)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	–	(32)	–	(32)
Interest Rate Swaps *
Unrealized Appreciation	–	607	–	607
Unrealized Depreciation	–	(283)	–	(283)

Total Other Financial Instruments	$(1,404)	$156	$–	$(1,248)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Asset-Backed Securities	Corporate Obligations	Loan Participations	Mortgage-Backed Securities	Common Stock	Convertible Bonds	Warrants
Balance as of September 30, 2016	$2,560	$3,447	$8,156	$1,777	$71	$14	$14
Accrued discounts/premiums	-	-	(14)	-	-	-	-
Realized gain/(loss)	(496)	-	(230)	-	-	-	-
Change in unrealized appreciation/depreciation	472	183	170	-	(4)	17	4
Purchases	(19)	(113)	219	-	-	-	-
Sales	-	-	(790)	-	-	-	-
Net transfer into Level 3	1,500	-	892	-	-	-	-
Net transfer out of Level 3	(989)	(166)	(470)	(1,777)	-	-	-
Ending Balance as of December 31, 2016	$3,028	$3,351	$7,933	$-	$67	$31	$18
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(24,312)	$182,859	$69,880	$-	$(3,600)	$(15,965)	$4,104

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were transfers into/out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2016, Multi-Asset Income Fund is the seller (“providing protection”) on a total notional amount of $3.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$192,202	$192,202
Maximum potential amount of future payments	-	-	-	3,100,000	3,100,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Income Fund (Concluded)

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	-	-	$3,100,000	-	-	$3,100,000
> than 400	-	-	-	-	-	-
Total	-	-	$3,100,000	-	-	$3,100,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of December 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value (in Thousands) at December 31, 2016	Valuation Technique(s)	Range (Weighted Unobservable Input Average)
Asset-Backed Securities	$ 828	Discounted Cash Flow	Credit Spread	495
	1,500	Cost	N/A	421
Total Asset-Backed Securities	2,328
Corporate Obligations	756	Trade Price	Trade Price	93
	2,595	Discounted Cash Flow	Credit Spread	301
Total Corporate Obligations	3,351
Loan Participations	892	Broker Quotes	Broker Quotes	98
	2,767	Market Comparables	Yield Analysis	7.45%-8.05%
	4,231	Market Comparables	EBITDA Multiple	11.5-15.8
Total Loan Participations	7,890
Common Stock	67	Trade Price	Trade Price	1000
Convertible Bond	31	Distressed Pricing	Expected Recovery	18.4

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 64.9%
U.S. Treasury Bills(A)(H)
0.461%, 03/02/2017	$100,550	$100,471
0.456%, 04/20/2017	5,820	5,811
0.445%, 02/09/2017	47,100	47,078
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2019	16,779	17,729
1.375%, 01/15/2020	45,312	47,655
1.250%, 07/15/2020	51,912	54,826
1.125%, 01/15/2021	6,475	6,793
0.625%, 07/15/2021	108,263	111,717
0.125%, 04/15/2019	108,490	109,845
0.125%, 04/15/2020	82,793	83,653
Total U.S. Treasury Obligations (Cost $584,523) ($ Thousands)		585,578

	Shares

COMMON STOCK — 29.1%

Consumer Staples — 4.7%
Altria Group	92,600	6,262
Archer-Daniels-Midland	11,700	534
Blue Buffalo Pet Products *	17,200	413
Campbell Soup	4,400	266
Central Garden & Pet *	4,300	142
Clorox	3,300	396
Coca-Cola	13,500	560
CVS Health	1,200	95
Dean Foods	244,500	5,325
Dr Pepper Snapple Group	20,900	1,895
Energizer Holdings	1,900	85
Fresh Del Monte Produce	8,000	485
Ingredion	2,600	325
Medifast	10,800	450
Mondelez International, Cl A	50,600	2,243
Nu Skin Enterprises, Cl A	20,600	984
Omega Protein *	20,600	516
PepsiCo	20,700	2,166
Philip Morris International	4,700	430
Post Holdings *	11,000	884
Procter & Gamble	39,300	3,304
Sanderson Farms	9,600	905
SpartanNash	8,600	340
SYSCO, Cl A	55,300	3,062
Tyson Foods, Cl A	81,900	5,052
Universal	26,300	1,677
Walgreens Boots Alliance	1,800	149
Wal-Mart Stores	45,500	3,145
		42,090

Energy — 8.0%
Antero Resources *	55,300	1,308
Atwood Oceanics, Cl A	285,600	3,750

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chevron	44,390	$5,225
Contango Oil & Gas *	9,800	91
DHT Holdings	269,100	1,114
Diamond Offshore Drilling	78,700	1,393
Diamondback Energy, Cl A *	4,100	414
Energen	8,200	473
Exxon Mobil	180,230	16,268
Hallador Energy	39,400	358
McDermott International *	435,100	3,215
Natural Gas Services Group *	1,800	58
Pacific Ethanol *	28,700	273
PDC Energy, Cl A *	600	43
PHI *	9,700	175
Pioneer Natural Resources	26,200	4,718
REX American Resources *	13,100	1,294
Rowan, Cl A	260,200	4,915
RSP Permian *	25,700	1,147
Schlumberger, Cl A	49,100	4,122
Southwestern Energy *	311,600	3,371
Tesoro	62,300	5,448
Transocean	350,600	5,168
Valero Energy	94,900	6,484
Westmoreland Coal *	10,100	178
WPX Energy *	59,300	864
		71,867

Financials — 1.8%
Ambac Financial Group *	43,200	972
Ares Commercial Real Estate ‡	5,500	76
Berkshire Hills Bancorp	5,300	195
Chimera Investment ‡	154,200	2,624
Citigroup	10,200	606
Citizens Financial Group	11,400	406
Dynex Capital ‡	7,200	49
Erie Indemnity, Cl A	2,000	225
Heartland Financial USA	6,500	312
MFA Financial ‡	366,100	2,793
Morgan Stanley	37,600	1,589
OFG Bancorp	27,100	355
Popular	115,400	5,057
Preferred Apartment Communities, Cl A ‡	21,200	316
White Mountains Insurance Group	722	604
		16,179

Health Care — 7.5%
Aetna, Cl A	32,500	4,030
AMAG Pharmaceuticals *	85,900	2,989
Amgen, Cl A	34,700	5,074
Anthem	27,800	3,997
Baxter International	116,400	5,161
Charles River Laboratories International *	7,200	549
Cigna	300	40

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exactech *	1,000	$27
Express Scripts Holding *	8,500	585
Five Prime Therapeutics *	9,900	496
Gilead Sciences	87,600	6,273
Healthways *	16,200	369
Humana	15,900	3,244
INC Research Holdings, Cl A *	6,300	331
Johnson & Johnson	71,800	8,272
Magellan Health *	19,600	1,475
Merck	23,000	1,354
Mettler Toledo International *	9,540	3,993
Pfizer	77,300	2,511
Quintiles Transnational *	7,400	563
United Therapeutics *	37,700	5,407
UnitedHealth Group	23,000	3,681
Waters *	15,100	2,029
WellCare Health Plans *	39,700	5,442
		67,892

Industrials — 1.0%
Argan	20,500	1,446
Greenbrier	100,450	4,174
Hawaiian Holdings *	35,000	1,995
Heritage-Crystal Clean *	4,100	64
ManpowerGroup	500	45
United Continental Holdings *	20,800	1,516
Universal Forest Products	1,100	112
		9,352

Information Technology — 2.9%
Accenture, Cl A	25,600	2,998
EarthLink Holdings	85,500	482
Electronic Arts *	17,300	1,363
Hackett Group	29,300	517
International Business Machines	39,400	6,540
Leidos Holdings	70,300	3,595
Microsoft	61,400	3,815
NeuStar, Cl A *	109,000	3,641
Symantec, Cl A	147,200	3,517
Xerox	10,500	92
Zix *	32,100	159
		26,719

Real Estate — 1.9%
Altisource Portfolio Solutions *	77,600	2,063
Ashford Hospitality Prime ‡	15,600	213
AV Homes *	2,000	32
CorEnergy Infrastructure Trust ‡	20,800	725
CoreSite Realty ‡	17,300	1,373
DuPont Fabros Technology ‡	51,300	2,254
Equity Commonwealth *‡	70,600	2,135
Equity LifeStyle Properties ‡	8,600	620

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity Residential ‡	10,200	$656
Gaming and Leisure Properties ‡	67,300	2,061
Hudson Pacific Properties ‡	1,400	49
Macerich ‡	6,900	489
Monmouth Real Estate Investment, Cl A ‡	5,200	79
Outfront Media ‡	11,000	273
PS Business Parks ‡	7,300	851
Public Storage ‡	2,200	492
Retail Opportunity Investments ‡	24,500	518
RMR Group	4,500	178
Ryman Hospitality Properties	27,100	1,707
Simon Property Group ‡	1,700	302
		17,070

Telecommunication Services — 0.7%
AT&T	21,100	897
FairPoint Communications *	15,700	294
IDT, Cl B	23,200	430
Telephone & Data Systems	107,500	3,104
Verizon Communications	24,700	1,318
		6,043

Utilities — 0.6%
Exelon	33,900	1,203
FirstEnergy	32,500	1,006
MDU Resources Group	53,000	1,525
NiSource	66,200	1,466
NRG Energy	13,300	163
		5,363
Total Common Stock (Cost $229,343) ($ Thousands)		262,575

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 7.6%

Consumer Discretionary — 0.8%
Adient Global Holdings
4.875%, 08/15/2026 (B)	$238	233
CBS
3.500%, 01/15/2025	835	827
Cox Communications
2.950%, 06/30/2023 (B)	240	226
CSC Holdings
6.750%, 11/15/2021	160	172
Dana Holding
6.000%, 09/15/2023	148	154
Discovery Communications
3.450%, 03/15/2025	450	430
Ford Motor Credit
5.875%, 08/02/2021	695	767

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors
3.500%, 10/02/2018		$465	$474
Hanesbrands
4.625%, 05/15/2024 (B)		338	328
International Game Technology
6.250%, 02/15/2022 (B)		560	601
KB Home
4.750%, 05/15/2019		382	390
MCE Finance
5.000%, 02/15/2021 (B)		405	402
Newell Brands
3.850%, 04/01/2023		395	410
SFR Group
5.375%, 05/15/2022 (B)	EUR	235	260
Time Warner Cable
4.500%, 09/15/2042		$330	299
Viacom
4.375%, 03/15/2043		569	453
Virgin Media Finance
5.250%, 02/15/2022		200	178
Ziggo Secured Finance BV
5.500%, 01/15/2027 (B)		835	814
			7,418

Consumer Staples — 0.3%
Bunge Finance
8.500%, 06/15/2019		9	10
Grupo Bimbo
3.875%, 06/27/2024 (B)		703	699
Lamb Weston Holdings
4.875%, 11/01/2026 (B)		112	111
4.625%, 11/01/2024 (B)		113	113
Minerva Luxembourg
6.500%, 09/20/2026 (B)		286	276
Tyson Foods
3.950%, 08/15/2024		715	729
2.650%, 08/15/2019		219	221
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)		660	49
Walgreens Boots Alliance
3.800%, 11/18/2024		773	787
			2,995

Energy — 1.5%
Cenovus Energy
5.700%, 10/15/2019		261	279
3.000%, 08/15/2022		52	50
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025 (B)		295	301
Diamond Offshore Drilling
4.875%, 11/01/2043		370	263

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ecopetrol
5.875%, 05/28/2045	$309	$267
Energy Transfer Partners
6.125%, 02/15/2017	200	201
5.200%, 02/01/2022	465	498
EnLink Midstream Partners
5.050%, 04/01/2045	507	460
Enterprise Products Operating
5.200%, 09/01/2020	340	371
3.700%, 02/15/2026	730	733
Hess
4.300%, 04/01/2027	966	961
Korea National Oil
3.125%, 04/03/2017 (B)	465	467
Marathon Petroleum
5.125%, 03/01/2021	196	214
Nabors Industries
5.500%, 01/15/2023 (B)	885	921
Noble Energy
8.250%, 03/01/2019	153	172
4.150%, 12/15/2021	475	494
3.900%, 11/15/2024	606	611
Petrobras Global Finance BV
5.750%, 01/20/2020	888	899
Petroleos Mexicanos MTN
4.625%, 09/21/2023 (B)	1,126	1,095
Plains All American Pipeline
3.600%, 11/01/2024	902	864
Regency Energy Partners
4.500%, 11/01/2023	114	116
Sabine Pass Liquefaction
5.000%, 03/15/2027 (B)	720	726
Schlumberger
3.000%, 12/21/2020 (B)	1,345	1,373
SM Energy
6.500%, 01/01/2023	43	44
Ultrapar International
5.250%, 10/06/2026 (B)	562	551
Williams Partners
3.900%, 01/15/2025	217	213
		13,144

Financials — 2.0%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	269	272
American International Group
4.875%, 06/01/2022	520	568
Bank of America
6.500%, 12/31/2049 (D)	292	305
Barclays
7.750%, 04/10/2023 (D)	393	413
7.625%, 11/21/2022	207	227

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.860%, 09/29/2049 (B)(D)		$131	$148
3.650%, 03/16/2025		330	319
Barclays MTN
6.625%, 03/30/2022	EUR	103	133
BNP Paribas MTN
2.250%, 01/11/2027		535	548
Citigroup
3.875%, 03/26/2025		$905	899
Cooperatieve Rabobank UA
4.375%, 08/04/2025		657	674
Credit Agricole
8.125%, 12/31/2049 (B)(D)		260	276
4.375%, 03/17/2025 (B)		546	535
Credit Suisse Group Funding Guernsey
3.800%, 06/09/2023		530	530
3.750%, 03/26/2025		570	561
Goldman Sachs Group MTN
2.537%, 11/29/2023 (D)		900	928
Goldman Sachs Group
2.350%, 11/15/2027		847	819
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)		746	689
JPMorgan Chase MTN
2.295%, 08/15/2021		551	541
JPMorgan Chase
5.400%, 01/06/2042		175	205
Lincoln National
4.200%, 03/15/2022		355	376
Lloyds Banking Group
4.650%, 03/24/2026		543	550
3.100%, 07/06/2021		400	405
MetLife
5.700%, 06/15/2035		80	94
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (B)		275	291
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (B)		840	880
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)		55	55
Nationwide Financial Services
5.375%, 03/25/2021 (B)		470	513
Navient
6.625%, 07/26/2021		770	814
Navient MTN
7.250%, 01/25/2022		52	55
Royal Bank of Scotland (D)
8.625%, 12/31/2049		825	842
7.640%, 09/29/2017		100	93
7.500%, 12/29/2049		525	497
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (D)		32	33

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander Issuances MTN
3.250%, 04/04/2026	EUR	300	$323
Santander Issuances
5.179%, 11/19/2025		$400	404
Santander UK
5.000%, 11/07/2023 (B)		700	712
Societe Generale
5.922%, 04/05/2017 (B)(D)		115	114
4.250%, 08/19/2026 (B)		560	541
Standard Chartered
6.409%, 01/30/2049 (B)(D)		400	306
UBS Group Funding Jersey
4.125%, 09/24/2025 (B)		689	702
XLIT
5.500%, 03/31/2045		225	214
			18,404

Health Care — 0.7%
AbbVie
3.600%, 05/14/2025		1,744	1,727
Actavis Funding SCS
3.850%, 06/15/2024		297	299
3.800%, 03/15/2025		840	841
HCA
5.250%, 06/15/2026		116	120
4.500%, 02/15/2027		66	65
Laboratory Corp of America Holdings
3.600%, 02/01/2025		385	383
Mylan
3.950%, 06/15/2026		270	253
Perrigo Finance Unlimited
3.900%, 12/15/2024		430	421
3.500%, 12/15/2021		227	229
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026		674	621
2.800%, 07/21/2023		1,016	962
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (B)		600	451
			6,372

Industrials — 0.3%
AerCap Aviation Solutions BV
6.375%, 05/30/2017		234	238
Allison Transmission
5.000%, 10/01/2024 (B)		286	289
Avis Budget Car Rental
5.250%, 03/15/2025 (B)		467	436
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (B)		360	378
General Electric
5.000%, 12/29/2049 (D)		300	311

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Lease Finance
5.875%, 04/01/2019	$325	$345
Odebrecht Finance
7.125%, 06/26/2042 (B)	844	492
SPX FLOW
5.875%, 08/15/2026 (B)	182	182
5.625%, 08/15/2024 (B)	183	184
		2,855

Information Technology — 0.3%
Fidelity National Information Services
5.000%, 10/15/2025	3	3
3.500%, 04/15/2023	188	191
Lam Research
2.800%, 06/15/2021	640	636
Micron Technology
7.500%, 09/15/2023 (B)	350	388
Seagate HDD Cayman
4.750%, 01/01/2025	427	407
Total System Services
2.375%, 06/01/2018	262	263
Western Digital
7.375%, 04/01/2023 (B)	762	838
		2,726

Materials — 0.4%
Barrick Gold
4.100%, 05/01/2023	64	66
Basell Finance BV
8.100%, 03/15/2027 (B)	220	288
Dow Chemical
4.250%, 11/15/2020	131	139
Eastman Chemical
3.800%, 03/15/2025	318	321
International Paper
4.750%, 02/15/2022	361	390
LyondellBasell Industries
5.750%, 04/15/2024	1,100	1,259
Minsur
6.250%, 02/07/2024 (B)	168	175
NOVA Chemicals
5.250%, 08/01/2023 (B)	420	424
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	408	387
Yamana
4.950%, 07/15/2024	462	453
		3,902

Real Estate — 0.2%
Healthcare Realty Trust
5.750%, 01/15/2021	285	313

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Host Hotels & Resorts
5.250%, 03/15/2022		$190	$205
3.750%, 10/15/2023		16	16
Welltower
4.000%, 06/01/2025		750	767
			1,301

Telecommunication Services — 0.9%
AT&T
4.750%, 05/15/2046		360	341
3.800%, 03/15/2022		262	269
3.400%, 05/15/2025		1,905	1,836
3.000%, 02/15/2022		465	460
CenturyLink
7.500%, 04/01/2024		364	382
6.450%, 06/15/2021		397	418
MTN Mauritius Investments
5.373%, 02/13/2022 (B)		561	568
Rogers Communications
4.000%, 06/06/2022	CAD	60	48
SBA Tower Trust
3.156%, 10/15/2020 (B)		$950	956
Sprint Capital
6.900%, 05/01/2019		1,485	1,572
Sprint Spectrum
3.360%, 09/20/2021 (B)		609	610
Wind Acquisition Finance
4.750%, 07/15/2020 (B)		535	539
			7,999

Utilities — 0.2%
Berkshire Hathaway Energy
6.125%, 04/01/2036		390	487
CMS Energy
5.050%, 03/15/2022		185	203
Constellation Energy Group
5.150%, 12/01/2020		70	76
Exelon Generation
4.250%, 06/15/2022		460	476
Israel Electric
5.000%, 11/12/2024 (B)		792	824
			2,066
Total Corporate Obligations (Cost $69,749) ($ Thousands)			69,182

MORTGAGE-BACKED SECURITIES — 6.5%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC CMO, Ser 2007-3311, Cl IE, IO
5.706%, 05/15/2037 (D)		2,744	509

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (Continued)
FNMA CMO, Ser 2011-15, Cl SA, IO
6.304%, 03/25/2041 (D)	$2,993	$674
FNMA CMO, Ser 2015-33, Cl AI, IO
5.000%, 06/25/2045	3,847	757
FNMA CMO, Ser 2015-66, Cl AS, IO
5.494%, 09/25/2045 (D)	3,668	630
FNMA CMO, Ser 2016-11, Cl SG, IO
5.394%, 03/25/2046 (D)	3,794	647
FNMA CMO, Ser 2016-22, Cl ST, IO
5.344%, 04/25/2046 (D)	3,877	642
FNMA CMO, Ser 2016-79, Cl JS, IO
5.294%, 11/25/2046 (D)	2,145	457
GNMA CMO, Ser 2016-108, Cl SA, IO
5.361%, 08/20/2046 (D)	2,902	563
GNMA CMO, Ser 2016-108, Cl SM, IO
5.361%, 08/20/2046 (D)	3,152	784
		5,663

Non-Agency Mortgage-Backed Obligations — 5.9%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	136	124
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	314	267
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	202	189
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	522	447
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	363	297
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	236	182
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	309	270
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (D)	262	267
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (D)	76	76
Bellemeade Re, Ser 2015-1A, Cl M1
3.092%, 07/25/2025 (B)(D)	29	29
Bellemeade Re, Ser 2016-1A, Cl M2B
7.256%, 04/25/2026 (B)(D)	487	491
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (B)	1,180	1,192
CGBAM Commercial Mortgage Trust, Ser 2016- IMC, Cl C
4.654%, 11/15/2021 (B)(D)	340	345
CGRBS Commercial Mortgage Trust, Ser 2013- VN05, Cl A
3.187%, 03/13/2035 (B)	915	936

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (Continued)
Chase Mortgage Finance Trust Series, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	$176	$145
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	301	258
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	144	122
CHL Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
3.048%, 02/25/2047 (D)	412	339
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.603%, 04/10/2046 (B)(D)	784	708
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	978
COBALT Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.954%, 05/15/2046 (D)	425	430
Commercial Mortgage Loan Trust, Ser 2008- LS1, Cl A1A
6.095%, 12/10/2049 (D)	1,548	1,587
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	319	314
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	394	394
Credit Suisse Commercial Mortgage Trust Series, Ser 2007-C3, Cl AM
5.687%, 06/15/2039 (D)	581	587
Credit Suisse Mortgage Trust, Ser 2016-MFF, Cl D
4.600%, 10/15/2018	268	268
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	625	511
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.946%, 12/25/2036 (D)	649	403
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.584%, 08/25/2024 (D)	1,165	1,216
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
5.134%, 10/25/2024 (D)	250	268
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.884%, 10/25/2027 (D)	280	293

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
5.292%, 04/25/2028 (D)	$354	$382
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.784%, 03/25/2025 (D)	452	455
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.556%, 05/25/2028 (D)	476	488
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.384%, 05/25/2028 (D)	316	339
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.975%, 07/25/2028 (D)	513	572
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
6.942%, 09/25/2028 (D)	976	1,123
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	317	258
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
1.784%, 07/25/2024 (D)	121	121
FNMA Connecticut Avenue Securities, Ser 2014- C04, Cl 2M2
5.584%, 11/25/2024 (D)	255	276
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
5.056%, 02/25/2025 (D)	525	551
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.592%, 05/25/2025 (D)	945	986
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.592%, 05/25/2025 (D)	620	647
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.592%, 07/25/2025 (D)	1,129	1,216
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.592%, 07/25/2025 (D)	1,021	1,100
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M1
2.092%, 07/25/2025 (D)	135	135
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.306%, 04/25/2028 (D)	980	1,068
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.894%, 04/25/2028 (D)	312	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (Continued)
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
7.706%, 08/25/2028 (D)	$731	$840
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
7.506%, 08/25/2028 (D)	978	1,132
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.756%, 09/25/2028 (D)	814	911
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.492%, 10/25/2028 (D)	1,025	1,134
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M2
5.892%, 10/25/2028 (D)	178	195
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
5.206%, 01/25/2029 (D)	357	371
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
5.006%, 04/25/2029 (D)	241	249
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
5.106%, 04/25/2029 (D)	288	296
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.793%, 08/10/2045 (D)	721	725
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	777	786
GS Mortgage Securities Trust, Ser 2012-GC6, Cl D
5.654%, 01/10/2045 (B)(D)	716	699
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.945%, 01/10/2047 (B)(D)	955	787
H/2 Asset Funding, Ser 2015-1A
2.102%, 06/24/2049	970	963
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.006%, 03/25/2035 (D)	263	221
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.818%, 11/15/2048 (D)	849	772
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B)(D)	254	253
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	411	411
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.903%, 02/12/2049 (D)	300	303

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.240%, 02/15/2051 (D)	$254	$260
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	449	450
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	226	226
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	889	925
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.238%, 07/15/2036 (B)(D)	1,283	1,293
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	251	221
LB-UBS Commercial Mortgage Trust, Ser 2006- C6, Cl AJ
5.452%, 09/15/2039 (D)	391	351
LB-UBS Commercial Mortgage Trust, Ser C1, Cl AM
5.455%, 02/15/2040	395	395
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (B)	421	421
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (B)(D)	1,001	1,001
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.458%, 03/10/2049 (B)	971	940
ML-CFC Commercial Mortgage Trust, Ser 2007- 9, Cl A4
5.700%, 09/12/2049	941	960
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056	545	550
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.488%, 11/15/2026 (B)(D)	270	271
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
2.408%, 08/15/2026 (B)(D)	270	269
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (B)	822	645
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.226%, 05/26/2037 (B)(D)	765	566
Resource Capital, Ser 2014-CRE2, Cl A
1.605%, 04/15/2032 (B)(D)	231	230

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (Continued)
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A4
3.055%, 10/10/2048		$644	$625
Starwood Retail Property Trust, Ser 2014, Cl A
1.924%, 11/15/2027 (B)(D)		1,818	1,801
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045		596	601
UBS-Barclays Commercial Mortgage Trust, Ser 2014-C3, Cl A4
3.091%, 08/10/2049		297	305
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl E
6.265%, 01/10/2045 (B)(D)		361	385
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (D)		46	46
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 12/15/2047		485	504
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.620%, 12/15/2047 (D)		794	752
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.452%, 11/15/2049		925	883
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.842%, 11/25/2025 (B)(D)		613	615
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
6.092%, 11/25/2025 (B)(D)		162	162
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037		166	164
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl D
4.960%, 11/15/2045 (B)(D)		517	493
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046		856	879
			53,231
Total Mortgage-Backed Securities (Cost $58,927) ($ Thousands)			58,894

SOVEREIGN DEBT — 4.4%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	6,145	1,887
10.000%, 01/01/2027		12,200	3,453

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (Continued)
Japan Treasury Discount Bills
-0.285%, 02/27/2017 (A)(F)	JPY	3,860,000	$33,109
Mexico Government International Bond MTN
5.950%, 03/19/2019		$164	177
Qatar Government International Bond
2.375%, 06/02/2021 (B)		1,027	1,004
Total Sovereign Debt (Cost $41,249) ($ Thousands)			39,630

ASSET-BACKED SECURITIES — 3.0%

Automotive — 1.7%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019		509	510
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019		57	57
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)		35	35
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)		435	435
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)		594	600
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)		646	644
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019		836	837
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019		631	631
Capital Auto Receivables Asset Trust, Ser 2014- 1, Cl B
2.220%, 01/22/2019		200	200
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (B)		1,380	1,378
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)		208	207
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)		72	72
Drive Auto Receivables Trust, Ser 2016-BA, Cl A2
1.380%, 08/15/2018 (B)		518	518
Drive Auto Receivables Trust, Ser 2016-CA, Cl A3
1.670%, 11/15/2019 (B)		443	442

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	$19	$19
Enterprise Fleet Financing, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (B)	492	492
Exeter Automobile Receivables Trust, Ser 2016- 1A, Cl D
8.200%, 02/15/2023 (B)	440	461
Exeter Automobile Receivables Trust, Ser 2016- 3A, Cl A
1.840%, 11/16/2020 (B)	545	543
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/2020 (B)	871	869
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	545	572
Flagship Credit Auto Trust, Ser 2016-4, Cl A2
1.960%, 02/15/2021 (B)	900	896
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	450	443
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	161	161
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	246	246
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
1.087%, 12/10/2027 (B)(D)	179	179
Hertz Vehicle Financing II, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (B)	700	693
Hertz Vehicle Financing, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (B)	579	569
Hertz Vehicle Financing, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)	524	521
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl E
2.980%, 04/15/2020 (B)	1,095	1,106
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A2A
1.200%, 12/17/2018	27	27
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/2019	602	601
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/2021 (B)	166	165
		15,129

Credit Cards — 0.2%
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.888%, 03/16/2020 (D)	500	500

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	$401	$402

World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	386

World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
1.184%, 02/15/2022 (D)	571	572
		1,860

Other Asset-Backed Securities — 1.1%
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	1,079	1,078
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (B)	391	395
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	673	674
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (B)	333	333
Dell Equipment Finance Trust, Ser 2015-2, Cl A2A
1.420%, 12/22/2017 (B)	238	238
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (B)	496	496
GMF Floorplan Owner Revolving Trust, Ser 2016-1, Cl A1
1.960%, 05/17/2021 (B)	986	981
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (B)	421	421
SoFi Consumer Loan Program, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (B)	615	613
SoFi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (B)	843	840
Taco Bell Funding, Ser 2016-1A, Cl A2I
3.832%, 05/25/2046 (B)	808	813
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.912%, 07/22/2019 (B)(D)	500	499
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)	986	986
Wells Fargo Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.942%, 07/20/2019 (D)	579	579

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wells Fargo Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
1.062%, 01/20/2020 (D)	$856	$857
		9,803
Total Asset-Backed Securities (Cost $26,756) ($ Thousands)		26,792

Total Investments — 115.5% (Cost $1,010,547) ($ Thousands) @		$1,042,651

	Shares

COMMON STOCK SOLD SHORT— (14.5)%

Consumer Discretionary — (7.8)%
1-800-Flowers.com, Cl A *	(29,500)	(316)
Amazon.com, Cl A *	(210)	(157)
America’s Car-Mart *	(4,400)	(193)
Arctic Cat	(33,000)	(496)
Ascena Retail Group *	(440,800)	(2,729)
Ascent Capital Group, Cl A *	(4,500)	(73)
Beazer Homes USA, Cl A *	(51,900)	(690)
Boot Barn Holdings *	(9,100)	(114)
BorgWarner	(93,300)	(3,680)
Bridgepoint Education *	(10,000)	(101)
CarMax *	(65,600)	(4,224)
Cherokee *	(5,200)	(55)
Chipotle Mexican Grill, Cl A *	(10,188)	(3,844)
ClubCorp Holdings	(33,800)	(485)
CROCS *	(222,700)	(1,528)
Del Frisco’s Restaurant Group *	(16,300)	(277)
Delphi Automotive	(4,500)	(303)
Destination XL Group *	(11,500)	(49)
Dollar Tree *	(12,700)	(980)
EW Scripps, Cl A *	(77,600)	(1,500)
Fiesta Restaurant Group *	(55,100)	(1,645)
Fox Factory Holding *	(17,500)	(486)
Fred’s, Cl A	(55,700)	(1,034)
Gaia, Cl A *	(3,700)	(32)
Gentherm *	(34,900)	(1,181)
G-III Apparel Group *	(43,900)	(1,298)
Global Eagle Entertainment *	(114,700)	(741)
GNC Holdings, Cl A	(41,400)	(457)
Gray Television *	(45,900)	(498)
Groupon, Cl A *	(224,400)	(745)
Guess?, Cl 3	(11,100)	(134)
H&R Block	(51,500)	(1,184)
Hanesbrands	(137,500)	(2,966)
Harley-Davidson, Cl A	(83,000)	(4,842)
Houghton Mifflin Harcourt *	(160,600)	(1,743)
Kate Spade *	(127,200)	(2,375)
Kona Grill *	(14,700)	(184)
La Quinta Holdings *	(17,400)	(247)
Liberty Global, Cl A *	(38,600)	(1,181)

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Liberty Global LiLAC, Cl A *	(20,007)	$(439)
Liberty Interactive QVC Group, Cl A *	(38,200)	(763)
Liberty Ventures, Ser A *	(18,700)	(689)
Lindblad Expeditions Holdings *	(5,200)	(49)
Monro Muffler	(4,500)	(257)
Motorcar Parts of America *	(46,800)	(1,260)
Nautilus *	(51,800)	(958)
NetFlix *	(43,300)	(5,361)
New Home *	(13,300)	(156)
Norwegian Cruise Line Holdings *	(13,700)	(583)
Penn National Gaming *	(82,600)	(1,139)
Pinnacle Entertainment *	(17,400)	(252)
Ruby Tuesday *	(117,300)	(379)
Signet Jewelers	(16,300)	(1,536)
Skechers U.S.A., Cl A *	(41,100)	(1,010)
Sonic	(3,600)	(95)
Sotheby’s	(27,200)	(1,084)
Taylor Morrison Home, Cl A *	(32,000)	(616)
Time	(124,400)	(2,221)
TripAdvisor *	(115,800)	(5,370)
Tuesday Morning *	(68,200)	(368)
Vince Holding *	(43,700)	(177)
William Lyon Homes, Cl A *	(27,100)	(516)
ZAGG *	(22,200)	(158)

		(70,203)

Financials — (0.9)%
eHealth *	(32,100)	(342)
Federated National Holding	(5,400)	(101)
First NBC Bank Holding *	(40,200)	(293)
Genworth Financial, Cl A *	(45,800)	(175)
Greenlight Capital Re, Cl A *	(22,600)	(515)
Home BancShares	(20,200)	(561)
OneMain Holdings, Cl A *	(139,900)	(3,097)
PHH *	(92,300)	(1,399)
Safeguard Scientifics *	(6,700)	(90)
TFS Financial	(52,500)	(1,000)
Yadkin Financial	(19,600)	(672)

		(8,245)

Industrials — (1.4)%
Acacia Research	(8,045)	(52)
Aerovironment *	(16,800)	(451)
Builders FirstSource *	(128,900)	(1,414)
Caesarstone *	(7,900)	(226)
CDI	(15,900)	(118)
Celadon Group	(12,300)	(88)
Chart Industries *	(14,200)	(511)
DXP Enterprises *	(48,600)	(1,688)
Engility Holdings *	(12,200)	(411)
Hertz Global Holdings *	(16,400)	(354)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Kirby *	(4,200)	$(279)
Kratos Defense & Security Solutions *	(12,000)	(89)
LB Foster, Cl A	(7,100)	(97)
LMI Aerospace *	(5,200)	(45)
Matson	(39,500)	(1,398)
NN, Cl A	(8,000)	(152)
Northwest Pipe *	(5,800)	(100)
NOW *	(47,600)	(974)
Sparton *	(4,900)	(117)
SPX FLOW *	(22,100)	(708)
Team *	(1,900)	(75)
Triumph Group	(65,100)	(1,725)
Twin Disc	(3,400)	(50)
USA Truck *	(5,700)	(50)
Wesco Aircraft Holdings *	(46,500)	(695)
YRC Worldwide *	(75,100)	(997)

		(12,864)

Information Technology — (3.1)%
Advanced Micro Devices *	(198,000)	(2,245)
Apple	(11,700)	(1,355)
Applied Micro Circuits *	(106,500)	(879)
CalAmp *	(83,200)	(1,206)
Calix *	(33,600)	(259)
Cray *	(95,600)	(1,979)
CUI Global *	(11,700)	(81)
Cypress Semiconductor	(405,300)	(4,637)
Electro Scientific Industries *	(27,400)	(162)
FormFactor *	(16,600)	(186)
Harmonic, Cl A *	(145,100)	(726)
Immersion *	(58,000)	(617)
Infinera *	(513,100)	(4,356)
Kopin *	(25,700)	(73)
Lattice Semiconductor *	(318,400)	(2,343)
MACOM Technology Solutions Holdings *	(12,800)	(592)
PDF Solutions *	(3,900)	(88)
ShoreTel *	(31,900)	(228)
Sonus Networks *	(51,700)	(326)
Veeco Instruments *	(38,600)	(1,125)
VeriFone Holdings *	(154,000)	(2,730)
Viasat *	(18,100)	(1,199)
Zebra Technologies, Cl A *	(3,800)	(326)

		(27,718)

Materials — (1.3)%
Balchem	(2,700)	(227)
Century Aluminum *	(294,852)	(2,524)
CF Industries Holdings	(173,400)	(5,459)
Freeport-McMoRan, Cl B *	(106,000)	(1,398)
Olin	(33,700)	(863)
Real Industry *	(18,700)	(114)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Schulman A	(12,500)	$(418)
TimkenSteel *	(53,200)	(823)

		(11,826)

Real Estate — 0.0%
Kennedy-Wilson Holdings	(6,000)	(123)

Total Common Stock Sold Short (Proceeds $128,688) ($ Thousands)		(130,979)

Total Investments Sold Short — (14.5)% (Proceeds $128,688) ($ Thousands) #		$(130,979)

	Contracts

PURCHASED OPTION(G) — 0.0%
Goldman Sachs Group, Expires 03/18/2017,
Strike Price $0.37*	2,592,000,000	25

Total Purchased Option (Cost $39) ($ Thousands)		$25

WRITTEN OPTIONS(G) — 0.0%
Citibank, Expires 03/18/2017 Strike Price $2.39*	(7,554,000)	(14)
Deutsche Bank, Expires 03/18/2017 Strike Price $2.41*	(7,333,000)	(12)
Deutsche Bank, Expires 03/18/2017 Strike Price $2.40*	(7,333,000)	(13)

Total Written Options (Premiums Received $85) ($ Thousands)		$(39)

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Coffee**	74	Mar-2017	$(402)
Coffee Robusta**	174	May-2017	38
Copper**	58	May-2017	12
Copper**	(58)	Sep-2017	(12)
Copper**	119	Mar-2017	69
Corn**	512	Mar-2017	(93)
Corn**	(113)	Dec-2017	28
Cotton No. 2**	(78)	Jul-2017	19
Cotton No. 2**	46	Mar-2017	29
Crude Oil**	(67)	Apr-2017	(3)
Crude Oil**	333	Mar-2017	333
Feeder Cattle**	29	Mar-2017	(16)
Gasoline**	47	Apr-2017	1

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Gold**	129	Feb-2017	$(1,472)
Heating Oil**	144	Mar-2017	361
ICE Brent Crude**	318	Feb-2017	2,386
ICE Brent Crude**	20	Apr-2017	31
ICE Brent Crude**	21	Oct-2017	82
Japanese 10-Year Bond	23	Mar-2017	(22)
Live Cattle**	78	Mar-2017	140
LME Nickel**	148	Mar-2017	(1,179)
LME Zinc**	63	May-2017	(59)
LME Zinc**	62	Mar-2017	(163)
MSCI EAFE Index E-MINI	(164)	Mar-2017	185
Natural Gas**	641	Feb-2017	1,139
PRI LME Aluminum**	56	Mar-2017	(53)
RBOB Gasoline**	126	Mar-2017	577
S&P 500 Index E-MINI	(130)	Mar-2017	223
Silver**	52	Mar-2017	(587)
Soybean**	105	Mar-2017	(196)
Soybean**	(88)	Nov-2017	88
Soybean**	85	May-2017	(118)
Soybean Meal**	242	Mar-2017	(124)
Soybean Oil**	106	Mar-2017	(178)
Sugar No. 11**	730	May-2017	(1,190)
Sugar No. 11**	(181)	Jul-2017	(4)
U.S. 10-Year Treasury Note	(256)	Mar-2017	128
U.S. 2-Year Treasury Note	(132)	Apr-2017	45
U.S. 5-Year Treasury Note	(9)	Mar-2017	(9)
U.S. Ultra Long Treasury Bond	15	Mar-2017	(22)
Wheat**	157	Mar-2017	(71)
Wheat**	316	Mar-2017	(297)

			$(356)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
01/04/17-01/04/17	USD	5,488	BRL	18,174	$89
01/04/17-02/02/17	BRL	36,348	USD	10,291	(833)
01/11/17	USD	894	MXN	18,217	(11)
01/19/17-01/19/17	AUD	3,321	USD	2,512	109
01/20/17	GBP	148	USD	185	2
01/23/17-02/09/17	JPY	3,863,072	USD	34,200	1,005
01/25/17-01/25/17	EUR	1,238	USD	1,346	39
01/25/17	EUR	103	USD	108	(1)
02/03/17	USD	2,271	CAD	3,046	2
02/03/17	CAD	11,707	USD	8,766	32
03/03/17	USD	1,384	COP	4,174,113	(7)
03/10/17	TWD	49,377	USD	1,542	15
03/14/17	USD	1,542	IDR	20,757,572	(18)
03/14/17	SGD	5,780	USD	4,053	52
03/14/17	KRW	1,814,144	USD	1,546	38

					$513

A list of the counterparties for the outstanding foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(29,651)	$30,436	$784
Barclays PLC	(2,066)	2,156	90
BNP Paribas	(4,744)	4,776	32
Brown Brothers Harriman	(847)	870	23
Citigroup	(12,186)	12,443	258
Credit Suisse First Boston	(894)	883	(11)
Goldman Sachs	(8,264)	7,643	(621)
HSBC	(15,492)	15,435	(57)
UBS	(1,527)	1,542	15

			$513

For the period ended December 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at December 31, 2016, are as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($Thousands)
Bank of America	Societe Generale	SELL	3.00	12/20/17	$(550)	$10
Citibank	Advanced Micro Devices	BUY	5.00	03/20/19	416	(55)
Citibank	Sprint Communications	BUY	5.00	06/20/19	692	(29)
Citibank	Sprint Communications	BUY	5.00	06/20/19	793	(33)
Credit Suisse International	CMBX.NA.BBB-.9	SELL	3.00	12/31/49	(812)	10
Credit Suisse International	CMBX.NA.BBB-.9	SELL	3.00	12/31/49	(227)	4
Deutsche Bank	Anadarko Petroleum	SELL	1.00	09/20/17	(500)	5
Deutsche Bank	CMBX.NA.BBB-.9	SELL	3.00	12/31/49	(1,093)	20
Deutsche Bank AG London	CMBX.NA.BBB-.9	SELL	3.00	12/31/49	(42)	–
Deutsche Bank AG London	CMBX-BBB—395754	SELL	3.00	05/11/49	(634)	20
Goldman Sachs International	CMBX.NA.BBB-.9	SELL	3.00	12/31/49	(1,324)	(73)
Goldman Sachs International	CMBX-BBB—394233	SELL	3.00	12/31/49	(835)	21
Goldman Sachs International	CMBX-BBB—399471	SELL	3.00	12/31/49	(261)	4

						$(96)

Interest Rate Swap

Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)		Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3 Month USD - LIBOR	04/12/42	$2,790		$(155)

						$(155)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2016, are as follows:

Interest Rate Swaps

Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($Thousands)
Bank of America	2.50%	USD/LIBOR/3M/T3750/0.00	12/21/26	$1,540	$21
Citibank	3-Month NZD - BKBM	2.47%	07/28/26	5,620	(292)
Citibank	3.06%	NZD/BKBM/3M/BKBM/0.00	12/21/21	12,630	16
Goldman Sachs	7.83%	MXN/TIIE/4W/MEX06/0.00000	12/07/26	11,930	4
Goldman Sachs	MXN/TIIE/4W/MEX06/0.00	PAY: 7.76	12/03/26	13,050	7

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

Interest Rate Swaps

Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Goldman Sachs	7.76%	MXN/ TIIE/4W/MEX06/0.00000	12/02/26	$19,600	$10
Goldman Sachs	MXN/TIIE/4W/MEX06/0.00	7.04%	12/17/18	47,470	(8)
Goldman Sachs	6.85%	MXN/TIIE/4W/MEX06/0.00	12/13/18	52,900	(16)
Goldman Sachs	MXN/TIIE/4W/MEX06/0.00	6.84%	12/12/18	79,350	(25)
JPMorgan Chase Bank	0.10%	3-Month NOK - NIBOR	05/12/18	236,850	(6)
Morgan Stanley	USD/LIBOR/3M	1.96%	10/25/46	710	(100)
Morgan Stanley	2.63%	3-Month USD - LIBOR	11/10/35	2,970	(33)
Morgan Stanley	USD 3 Month LIBOR	3.31%	05/06/34	1,510	171
Morgan Stanley	1.67%	USD/LIBOR/3M/T3750/0.00	11/09/26	1,490	89
Morgan Stanley	1.66%	USD/LIBOR/3M/T3750/0.00	11/08/26	1,490	89
Morgan Stanley	1.68%	USD/LIBOR/3M/T3750/0.00	11/07/26	1,980	115
Morgan Stanley	1.60%	USD/LIBOR/3M	10/25/26	6,110	400
Morgan Stanley	0.96%	6-Month NOK - NIBOR	08/01/26	54,116	31
Morgan Stanley	2.29%	3-Month USD - LIBOR	08/04/25	2,717	(25)
Morgan Stanley	2.49%	3-Month USD - LIBOR	06/09/25	1,710	(31)
Morgan Stanley	3-Month USD - LIBOR	2.31%	05/18/25	2,820	(15)
Morgan Stanley	1.99%	3-Month USD - LIBOR	04/21/25	2,760	51
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/24	2,060	88
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/24	2,570	(112)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/24	1,990	63
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24	3,980	(126)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/24	3,520	(163)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24	2,310	(133)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24	2,630	(172)
Morgan Stanley	USD/LIBOR/3M	1.28%	10/25/21	6,380	(195)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/21	2,100	(30)
Morgan Stanley	1.69%	3-Month USD - LIBOR	08/06/20	10,830	(21)
Morgan Stanley	3-Month USD - LIBOR	1.57%	04/01/20	5,135	6
Morgan Stanley	1.07%	USD/LIBOR/3M	10/25/18	10,280	59
Morgan Stanley	1.20%	NOK/NIBOR/6M	10/24/18	50,160	10
Morgan Stanley	6-Month NOK - NIBOR	1.08%	08/11/18	60,260	22
Morgan Stanley	1.01%	6-Month NOK - NIBOR	08/04/18	13,960	7
Morgan Stanley	3-Month USD - LIBOR	0.81%	05/18/17	18,010	15

					$(229)

For the period ended December 31, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for the derivative type during the period.

A list of the reverse repurchase agreements outstanding as of December 31, 2016 was as follows:

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$(31,050)	Chase Securities	1.05%	$(31,050)
(38,306)	Chase Securities	0.84%	(38,306)
(35,279)	Chase Securities	0.75%	(35,279)
(31,162)	Chase Securities	0.56%	(31,162)
(11,210)	Chase Securities	0.48%	(11,210)
(21,360)	Chase Securities	0.48%	(21,360)
(10,412)	Merrill Lynch	0.51%	(10,412)
			$(178,779)

Percentages are based on Net Assets of $902,621 ($ Thousands).
*	Non-income producing security.
**	Future is held by the Commodity Strategy Subsidiary, Ltd. as of December 31, 2016.
‡	Real Estate Investment Trust.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $59,555 ($ Thousands), representing 6.6% of the net assets of the Fund.
(C)	Security is in default on interest payment.
(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.
(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2016. The coupon on a step bond changes on a specified date.
(F)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(G)	For the period ended December 31, 2016, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.
(H)	Security, or a portion thereof, is held by the Commodity Strategy Subsidiary, Ltd. as of December 31, 2016.

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Continued)

AUD — Australian Dollar

BKBM — Bank Bill Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBX — A series of indices designed to reflect the creditworthiness of commercial mortgage-backed securities.

CMO — Collateralized Mortgage Obligation

COP — Colombian Peso

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Kroner

NZD — New Zealand Dollar

OTC — Over the counter

PLC — Public Limited Company

RBOB — Reformulated Blendstock for Oxygenate Blending (gasoline production)

S&P— Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

SPX — Standard & Poor’s 500 Index

TIIE — Tasa de Interés Interbancaria de Equilibrio (Spanish)

TWD — Taiwan Dollar

USD — United States Dollar

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $1,010,547 ($ Thousands), and the unrealized appreciation and depreciation were $41,583 ($ Thousands) and ($9,479) ($ Thousands), respectively.

# At December 31, 2016, the tax basis cost of the Fund’s securities sold short was $128,688 ($ Thousands), and the unrealized appreciation and depreciation were $9,650 ($ Thousands) and ($11,941) ($ Thousands), respectively.

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$585,578	$–	$585,578
Common Stock	262,575	–	–	262,575
Corporate Obligations	–	69,182	–	69,182
Mortgage-Backed Securities	–	58,894	–	58,894
Sovereign Debt	–	39,630	–	39,630
Asset-Backed Securities	–	26,792	–	26,792

Total Investments in Securities	$262,575	$780,076	$–	$1,042,651

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(130,979)	$–	$–	$(130,979)

Total Securities Sold Short	$(130,979)	$–	$–	$(130,979)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$5,915	$—	$—	$5,915
Unrealized Depreciation	(6,271)	—	—	(6,271)
Forwards Contracts *
Unrealized Appreciation	—	1,383	—	1,383
Unrealized Depreciation	—	(870)	—	(870)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	94	—	94
Unrealized Depreciation	—	(190)	—	(190)
Interest Rate Swap *
Unrealized Depreciation	—	(155)	—	(155)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,274	—	1,274
Unrealized Depreciation	—	(1,503)	—	(1,503)
Repurchase Agreements	—	(178,779)	—	(178,779)

Total Other Financial Instruments	$(356)	$(178,746)	$—	$(179,102)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Inflation Managed Fund (Concluded)

As of December 31, 2016, Multi-Strategy Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $6.3 million. As of December 31, 2016, Multi-Strategy Inflation Managed Fund is the buyer (“receiving protection”) on a total notional amount of $1.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$18,773	-	$(291,376)	-	$(272,603)
Maximum potential amount of future payments	1,080,114	-	5,228,000	-	6,308,114
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$1,080,114	$-	$-	$-	$1,080,114
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	5,228,000	5,228,000
Total	$-	$1,080,114	$-	$-	$5,228,000	$6,308,114

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 13.2%
Japan Treasury Discount Bill
-0.272%, 02/20/2017 (A)(B)	JPY	7,510,000	$64,412
Japanese Government CPI Linked Bond
0.100%, 03/10/2026		3,446,927	31,519

Total Sovereign Debt (Cost $105,304) ($ Thousands)			95,931

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029		$1,596	2,182
3.625%, 04/15/2028		464	610
3.375%, 04/15/2032		711	983
2.500%, 01/15/2029		901	1,087
2.375%, 01/15/2025		2,219	2,548
2.375%, 01/15/2027		1,555	1,822
2.125%, 01/15/2019		2,508	2,650
2.000%, 01/15/2026		899	1,013
1.875%, 07/15/2019		2,497	2,659
1.750%, 01/15/2028		896	1,001
1.625%, 01/15/2018		1,488	1,527
1.375%, 01/15/2020		1,941	2,042
1.375%, 02/15/2044		1,878	2,050
1.250%, 07/15/2020		5,823	6,150
1.125%, 01/15/2021		2,657	2,787
1.000%, 02/15/2046		818	822
0.750%, 02/15/2042		2,050	1,940
0.750%, 02/15/2045		1,521	1,431
0.625%, 01/15/2024		2,114	2,151
0.625%, 01/15/2026		1,088	1,097
0.625%, 02/15/2043		1,026	940
0.375%, 07/15/2023		5,562	5,612
0.375%, 07/15/2025		2,015	2,004
0.250%, 01/15/2025		4,036	3,970
0.125%, 04/15/2018		3,232	3,262
0.125%, 04/15/2020		540	545
0.125%, 04/15/2021		1,557	1,566
0.125%, 01/15/2022		2,589	2,593
0.125%, 07/15/2022		122	122
0.125%, 01/15/2023		4,142	4,111
0.125%, 07/15/2024		3,065	3,011
0.125%, 07/15/2026		1,023	989

Total U.S. Treasury Obligations (Cost $67,250) ($ Thousands)			67,277

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FHLMC
1.375%, 05/01/2020		10,386	10,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
5.000%, 05/11/2017	$8,186	$8,311

Total U.S. Government Agency Obligations (Cost $18,624) ($ Thousands)		18,616

	Shares

PREFERRED STOCK — 0.5%
United States — 0.5%
Apartment Investment & Management ‡	51,000	1,316
Hersha Hospitality Trust ‡	49,075	1,192
Pebblebrook Hotel Trust ‡	47,975	1,166
		3,674

Total Preferred Stock (Cost $3,701) ($ Thousands)		3,674

EXCHANGE TRADED FUND — 0.2%
United States — 0.2%
iShares MSCI Emerging Markets ETF	41,304	1,446

Total Exchange Traded Fund (Cost $1,478) ($ Thousands)		1,446

Total Investments — 25.8% (Cost $196,357) ($ Thousands) @		$186,944

	Contracts

PURCHASED OPTIONS (C) — 0.0%
April 2017, TRY Put, EUR Call, Expires 04/22/2017, Strike Price $3.65*	3,200,000	$40
April 2017, TRY Put, EUR Call, Expires 04/22/2017, Strike Price $3.81*	3,200,000	112
December 2016, TRY Put, EUR Call, Expires 04/22/2017, Strike Price $3.70*	1,700,000	22
February 2017, ZAR Call, USD Put, Expires 02/18/2017, Strike Price $13.59*	2,400,000	44
February 2017, ZAR Call, USD Put, Expires 02/18/2017, Strike Price $13.31*	1,800,000	23
iShares MSCI Emerging Markets ETF, Expires 01/21/2017, Strike Price $37.00*	1,044	7

Total Purchased Options (Cost $299) ($ Thousands)		$248

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Capital Stability Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS (C) — 0.0%
April 2017, TRY Call, EUR Put, Expires 04/22/2017
Strike Price $4.11*	(1,700,000)	$(21)
April 2017, TRY Call, EUR Put, Expires 04/22/2017
Strike Price $4.11*	(3,200,000)	(39)
April 2017, TRY Put, EUR Call, Expires 04/22/2017
Strike Price $3.81*	(3,200,000)	(112)
February 2017, CNH Put, USD Call, Expires 02/18/2017
Strike Price $7.07*	(11,300,000)	(67)
February 2017, MXN Put, USD Call, Expires 02/18/2017
Strike Price $22.00*	(4,320,000)	(17)
February 2017, ZAR Put, USD Call, Expires 02/18/2017
Strike Price $15.70*	(2,400,000)	(5)
February 2017, ZAR Put, USD Call, Expires 02/18/2017
Strike Price $15.36*	(1,800,000)	(9)
iShares MSCI Emerging Markets ETF, Expires 01/21/2017
Strike Price $30.00*	(2,121)	(8)
iShares MSCI Emerging Markets ETF, Expires 01/21/2017
Strike Price $30.50*	(2,087)	(10)
October 2017, RUB Put, USD Call, Expires 10/21/2017
Strike Price $77.62*	(3,500,000)	(65)

Total Written Options
(Premiums Received $556) ($ Thousands)		$(353)

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian 10-Year Bond	30	Mar-2017	$(35)
H-shares Index	22	Jan-2017	31
Long Gilt 10-Year Bond	39	Mar-2017	126
MSCI EAFE Index E-MINI	333	Mar-2017	(139)
S&P 500 Index E-MINI	299	Mar-2017	330
S&P TSX 60 Index	22	Mar-2017	31
U.S. 10-Year Treasury Note	109	Mar-2017	(67)
U.S. 2-Year Treasury Note	75	Apr-2017	(26)
U.S. 5-Year Treasury Note	112	Mar-2017	(56)
U.S. Ultra Long Treasury Bond	16	Mar-2017	(23)
			$172

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
01/03/17-03/02/17	USD	5,514	BRL	18,650	$156
01/03/17-01/03/17	USD	3,235	BRL	10,446	(28)
01/03/17-03/02/17	BRL	23,253	USD	6,906	(209)
01/17/17	USD	916	NZD	1,253	(43)
01/17/17	USD	696	MXN	14,510	6
01/17/17-03/16/17	USD	9,112	MXN	185,742	(140)
01/17/17-03/16/17	NZD	1,205	USD	875	36
03/16/17	USD	728	PLN	3,049	2
01/17/17	USD	1,554	PLN	6,157	(79)
01/17/17-01/17/17	USD	2,333	AUD	3,102	(88)
01/17/17-03/16/17	USD	1,506	COP	4,633,833	30
01/17/17	USD	902	COP	2,706,406	(3)
01/17/17	EUR	2,826	CHF	3,074	46
01/17/17-03/16/17	USD	2,925	NOK	24,376	(92)
01/17/17-03/16/17	USD	1,072	CLP	729,454	17
01/17/17-03/16/17	USD	2,222	CLP	1,453,448	(55)
01/17/17	PEN	3,643	USD	1,069	(16)
01/17/17	EUR	949	NOK	8,661	5
01/17/17-03/16/17	EUR	3,338	NOK	30,238	(16)
01/17/17	GBP	2,578	USD	3,218	31
01/17/17	GBP	2,042	USD	2,505	(20)
01/17/17-03/16/17	AUD	5,166	USD	3,917	180
01/17/17-03/16/17	USD	5,485	RUB	355,381	271
03/16/17	USD	376	RUB	23,284	(1)
01/31/17-03/16/17	USD	5,357	HUF	1,581,898	58
01/17/17	USD	721	HUF	204,037	(23)
01/17/17	USD	4,238	GBP	3,463	42
01/17/17-03/16/17	USD	2,175	GBP	1,736	(28)
01/17/17	USD	3,528	JPY	413,749	23
01/17/17	USD	3,131	JPY	325,097	(341)
01/17/17-03/16/17	USD	8,521	MYR	36,440	(412)
01/17/17	PLN	6,157	USD	1,563	88
03/16/17	PLN	3,024	USD	716	(8)
01/17/17-03/16/17	USD	9,609	TRY	33,025	(338)
01/17/17-03/16/17	CHF	11,068	USD	11,240	321
01/17/17-03/16/17	USD	9,690	ZAR	136,521	221
01/17/17	USD	1,949	ZAR	26,574	(12)
01/17/17-03/16/17	USD	13,157	TWD	416,648	(260)
01/17/17-03/16/17	USD	3,337	CAD	4,483	8
01/17/17-03/16/17	USD	10,004	CAD	13,254	(115)
01/17/17-01/17/17	CAD	9,339	USD	7,089	123
01/17/17-03/16/17	CAD	4,354	USD	3,241	(8)
01/17/17-03/16/17	USD	14,241	EUR	13,083	(402)
01/17/17	SEK	15,047	USD	1,759	100
03/16/17	USD	3,644	CHF	3,711	27
01/17/17-03/16/17	USD	12,102	CHF	11,874	(388)
01/17/17-03/16/17	CHF	16,127	EUR	14,902	(165)
01/17/17-03/16/17	USD	17,349	KRW	20,017,412	(751)
01/17/17	USD	2,889	CNY	20,228	3
01/17/17-03/16/17	USD	17,659	CNY	122,242	(307)
01/17/17-03/16/17	EUR	23,011	USD	25,130	802

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Capital Stability Fund (Continued)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
03/16/17	EUR	1,043	USD	1,093	$(12)
01/17/17-03/16/17	MYR	36,440	USD	8,456	347
01/17/17-03/16/17	TRY	29,074	USD	8,402	237
03/16/17	TRY	10,952	USD	3,042	(23)
01/17/17-03/16/17	NOK	48,078	USD	5,684	95
01/17/17-03/16/17	CNH	48,957	USD	7,122	185
01/17/17-03/16/17	ZAR	158,147	USD	11,128	(363)
01/17/17-03/16/17	CNY	166,882	USD	24,016	380
01/17/17-03/16/17	MXN	148,047	USD	7,600	441
01/17/17-03/16/17	MXN	29,845	USD	1,419	(21)
01/17/17-03/16/17	RUB	22,377	USD	364	1
01/17/17-10/17/17	RUB	196,411	USD	3,024	(126)
01/17/17-03/16/17	TWD	431,799	USD	13,564	198
03/16/17	TWD	35,121	USD	1,083	(3)
01/17/17	HUF	194,592	USD	697	32
03/16/17	HUF	324,924	USD	1,101	(11)
01/17/17	HUF	519,715	EUR	1,670	(13)
03/16/17	CLP	238,754	USD	357	1
01/17/17-01/17/17	CLP	1,944,148	USD	2,887	(13)
01/17/17	COP	4,889,466	USD	1,631	6
01/17/17-03/16/17	JPY	11,686,760	USD	109,632	9,157
01/17/17-03/16/17	KRW	21,736,188	USD	18,800	774
01/31/17	KRW	1,750,903	USD	1,442	(10)
03/16/17	GBP	584	EUR	696	13
03/16/17	EUR	689	SEK	6,604	1
03/16/17	USD	1,746	CZK	42,357	(85)
03/16/17	USD	2,062	PEN	7,103	39
03/16/17	EUR	2,701	PLN	12,037	22
03/16/17	USD	7,857	SEK	71,717	75
03/16/17-06/15/17	EUR	8,292	CZK	222,770	(20)
04/13/17	EUR	891	TRY	3,357	(11)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
04/13/17	TRY	3,146	EUR	819	$(6)
					9,535

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
ANZ Securities	$(13,110)	$13,085	$(25)
Bank of America	(4,697)	4,576	(121)
Barclays PLC	(16,567)	16,628	61
BNP Paribas	(12,392)	12,554	162
Brown Brothers Harriman	(66,494)	66,779	285
Citigroup	(149,966)	157,505	7,539
Credit Suisse First Boston	(45,609)	46,481	872
Deutsche Bank	(4,409)	4,301	(108)
Goldman Sachs	(21,317)	21,277	(40)
JPMorgan Chase Bank	(44,661)	45,221	560
Montgomery/Bank of America	(5,849)	5,777	(72)
Morgan Stanley	(58,183)	58,228	45
Nomura Securities International	(18,262)	18,430	168
RBC	(19,919)	20,020	101
RBC Dain Rauscher	(1,082)	1,101	19
Royal Bank of Scotland	(2,667)	2,596	(71)
Standard Chartered	(37,571)	37,731	160

			$9,535

For the period ended December 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open centrally cleared swap agreements held by the Fund at December 31, 2016, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Morgan Stanley	CDX.HY.IG, SERIES 27, VERSION 1	SELL	5.00	12/20/21	$(460)	$7
Morgan Stanley	CDX.HY.IG, SERIES 27, VERSION 1	SELL	5.00	12/20/21	(560)	1
Morgan Stanley	CDX.HY.IG, SERIES 27, VERSION 1	SELL	1.00	12/20/21	(710)	(1)
Morgan Stanley	CDX.HY.IG, SERIES 27, VERSION 1	SELL	5.00	12/20/21	(2,140)	(11)
Morgan Stanley	CDX.HY.IG, SERIES 27, VERSION 1	SELL	5.00	12/20/21	(890)	1
Morgan Stanley	CDX.HY.IG, SERIES 27, VERSION 1	SELL	1.00	12/20/21	(870)	–
Morgan Stanley	CDX.NA.IG, SERIES 26, VERSION 1	SELL	1.00	06/20/21	(1,070)	3
Morgan Stanley	CDX.NA.IG, SERIES 26, VERSION 1	SELL	1.00	06/20/21	(1,320)	3
Morgan Stanley	CDX.NA.IG, SERIES 27, VERSION 1	SELL	1.00	12/20/21	(2,480)	10
Morgan Stanley	ITRAXX.XO.VER.SERIES 26, VERSION 1	SELL	5.00	12/20/21	(1,390)	22
Morgan Stanley	ITRAXX.XO.VER.SERIES 26, VERSION 1	SELL	5.00	12/20/21	(130)	1

						$36

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Capital Stability Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Morgan Stanley	6-Month NZD	3.35%	12/12/26	NZD	4,930	$(38)
Morgan Stanley	6-Month AUD -BBSW	2.32%	10/11/26	AUD	8,150	(338)
Morgan Stanley	6-Month AUD -BBSW	2.15%	9/30/26	AUD	1,030	(54)
						$(430)

For the period ended December 31, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $724,386 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(C)	For the period ended December 31, 2016, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

AUD — Australian Dollar

BBSW — Bank Bill Swap Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

CPI — Consumer Price Index

COP — Colombian Peso

CZK — Czech Koruna

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

JPY — Japanese Yen

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

TRY — Turkish Lira

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $196,357 ($ Thousands), and the unrealized appreciation and depreciation were $508 ($ Thousands) and $(9,921) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$–	$95,931	$–	$95,931
U.S. Treasury Obligations	–	67,277	–	67,277
U.S. Government Agency Obligations	–	18,616	–	18,616
Preferred Stock	–	3,674	–	3,674
Exchange Traded Fund	1,446	–	–	1,446

Total Investments in Securities	$1,446	$185,498	$–	$186,944

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$248	$—	$—	$248
Written Options	(353)	—	—	(353)
Futures Contracts *
Unrealized Appreciation	518	—	—	518
Unrealized Depreciation	(346)	—	—	(346)
Forwards Contracts *
Unrealized Appreciation	—	14,600	—	14,600
Unrealized Depreciation	—	(5,065)	—	(5,065)
Centrally Cleared Swaps Credit Default Swaps *
Unrealized Appreciation	—	48	—	48
Unrealized Depreciation	—	(12)	—	(12)
Interest Rate Swaps *
Unrealized Depreciation	—	(430)	—	(430)

Total Other Financial Instruments	$67	$9,141	$—	$9,208

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Multi-Asset Capital Stability Fund (Concluded)

As of December 31, 2016, Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $12.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$478,825	$478,825
Maximum potential amount of future payments	-	-	-	12,103,223	12,103,223
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	$7,010,000	-	-	$7,010,000
101-200	-	-	1,603,223	-	-	1,603,223
201-300	-	-	3,490,000	-	-	3,490,000
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	-	-	$12,103,223	-	-	$12,103,223

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Long/Short Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) — 48.7%
American Honda Finance
0.650%, 01/27/2017	$1,030	$1,029
Apple
0.641%, 02/01/2017(B)	1,110	1,109
BMW US Capital
0.631%, 02/06/2017(B)	1,000	999
Chevron
0.650%, 01/17/2017(B)	497	497
Coca-Cola
0.620%, 01/23/2017(B)	300	300
Export Development Canada
0.610%, 01/17/2017	1,330	1,330
Microsoft
0.601%, 01/25/2017(B)	534	534
Nestle Capital
0.751%, 02/09/2017(B)	1,200	1,199
Nordea Bank
0.600%, 01/04/2017(B)	1,000	1,000
Novartis Finance
0.710%, 01/09/2017(B)	1,300	1,300
Toronto-Dominion Holdings USA
0.740%, 01/06/2017(B)	1,300	1,300
Total Capital Canada
0.771%, 01/18/2017(B)	1,147	1,147
Toyota Motor Credit
0.611%, 01/30/2017	1,300	1,299
Unilever Capital
0.631%, 02/06/2017(B)	1,200	1,199
United Parcel Service
0.550%, 01/03/2017(B)	1,200	1,200
Westpac Banking
0.650%, 01/13/2017(B)	1,300	1,300

Total Commercial Paper (Cost $16,742) ($ Thousands)		16,742

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 39.0%
FHLB DN
0.500%, 01/04/2017	700	700
0.490%, 01/20/2017	348	348
0.480%, 01/09/2017	1,600	1,600
0.440%, 01/06/2017	3,099	3,099
0.350%, 01/10/2017	3,678	3,678
0.340%, 01/03/2017	4,000	4,000

Total U.S. Government Agency Obligations (Cost $13,424) ($ Thousands)		13,425

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 9.3%
iShares iBoxx $ High Yield Corporate Bond Fund	18,591	$1,609
iShares iBoxx Investment Grade Corporate Bond Fund	13,631	1,597

Total Exchange Traded Funds (Cost $3,236) ($ Thousands)		3,206

Total Investments — 97.0% (Cost $33,402) ($ Thousands) @		$33,373

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
E-Mini Nasdaq 100 Index	76	Mar-2017	$35
MSCI EAFE Index E-MINI	85	Mar-2017	(24)
MSCI Emerging Markets E-MINI	(19)	Mar-2017	19
S&P Mid Cap 400 Index E-MINI	48	Mar-2017	(86)
U.S. Dollar Index	72	Mar-2017	92
U.S. Long Treasury Bond	(1)	Mar-2017	–
			$36

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $34,407 ($ Thousands).
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $13,084 ($ Thousands), representing 38.0% of the net assets of the Fund.

DN — Discount Note

EAFE — Europe, Australasia and Far East

FHLB — Federal Home Loan Bank

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $33,402 ($ Thousands), and the unrealized appreciation and depreciation were $6 ($ Thousands) and $(35) ($Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Long/Short Alternative Fund (Concluded)

The following is a list of the level of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$16,742	$–	$16,742
U.S. Government Agency Obligations	–	13,425	–	13,425
Exchange Traded Funds	3,206	–	–	3,206

Total Investments in Securities	$3,206	$30,167	$–	$33,373

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$146	$—	$—	$146
Unrealized Depreciation	(110)	—	—	(110)

Total Other Financial Instruments	$36	$—	$—	$36

*Futures contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2016

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) of 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: March 1, 2017